UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Global Macro Absolute Return Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Global Macro Absolute Return Fund

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Performance

Portfolio Manager(s) Patrick Campbell, CFA, Kyle Lee, CFA, Federico Sequeda, CFA each of Eaton Vance Management and Hussein Khattab, CFA of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	10/31/1997	5.42%	8.22%	4.29%	3.24%
Class A with 3.25% Maximum Sales Charge	—	—	2.04	4.76	3.60	2.91
Class C at NAV	10/01/2009	10/31/1997	5.14	7.41	3.58	2.68
Class C with 1% Maximum Deferred Sales Charge	—	—	4.14	6.41	3.58	2.68
Class I at NAV	06/27/2007	10/31/1997	5.69	8.51	4.63	3.56
Class R at NAV	04/08/2010	10/31/1997	5.41	7.96	4.08	3.04
Class R6 at NAV	05/31/2017	10/31/1997	5.61	8.61	4.68	3.60

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	2.66%	5.36%	2.07%	1.42%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	1.36%	2.12%	1.13%	1.63%	1.05%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Fund Profile

Asset Allocation (% of net assets)[1]
Foreign Currency Exposures (% of net assets)[2]
Egypt	8.2%
Serbia	3.6
Uzbekistan	3.6
Poland	3.6
Turkey	3.6
India	3.1
Iceland	2.7
Dominican Republic	2.6
Hungary	2.0
Canada	1.8
Singapore	1.8
Mexico	1.7
Taiwan	1.6
Australia	1.5
South Korea	1.5
Nigeria	1.5
Armenia	1.1
Uruguay	1.0
Kenya	1.0
Other	5.9 [4]
Bahrain	-1.0
Oman	-1.2
Philippines	-1.4
New Zealand	-1.7
South Africa	-4.0
China	-5.3
Euro	-13.9
Total Long	56.4%
Total Short	-31.5%
Total Net	24.9%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
1 Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
2 Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.
3 Net of securities sold short.
4 Includes amounts each less than 1.0% or –1.0%, as applicable.
3

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,054.20	$ 7.92	1.55%
Class C	$1,000.00	$1,051.40	$11.68	2.29%
Class I	$1,000.00	$1,056.90	$ 6.65	1.30%
Class R	$1,000.00	$1,054.10	$ 9.19	1.80%
Class R6	$1,000.00	$1,056.10	$ 6.24	1.22%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.16	$ 7.77	1.55%
Class C	$1,000.00	$1,013.48	$11.46	2.29%
Class I	$1,000.00	$1,018.40	$ 6.52	1.30%
Class R	$1,000.00	$1,015.91	$ 9.02	1.80%
Class R6	$1,000.00	$1,018.80	$ 6.12	1.22%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Global Macro Portfolio, at value (identified cost $1,719,144,919)	$ 1,681,397,452
Receivable for Fund shares sold	4,357,911
Total assets	$1,685,755,363
Liabilities
Payable for Fund shares redeemed	$ 2,693,673
Payable to affiliates:
Distribution and service fees	46,888
Trustees' fees	43
Payable for transfer and dividend disbursing agent fees	270,950
Accrued expenses	144,099
Total liabilities	$ 3,155,653
Net Assets	$1,682,599,710
Sources of Net Assets
Paid-in capital	$ 2,302,759,735
Accumulated loss	(620,160,025)
Net Assets	$1,682,599,710
Class A Shares
Net Assets	$ 151,388,106
Shares Outstanding	18,085,077
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.37
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.65
Class C Shares
Net Assets	$ 18,382,615
Shares Outstanding	2,187,044
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.41
Class I Shares
Net Assets	$ 1,319,610,146
Shares Outstanding	157,968,902
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.35
Class R Shares
Net Assets	$ 1,476,969
Shares Outstanding	176,116
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.39
6
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2024
Class R6 Shares
Net Assets	$191,741,874
Shares Outstanding	22,970,212
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.35
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $115,341)	$ 4,044,166
Interest income allocated from Portfolio (net of foreign taxes withheld of $582,751)	56,451,887
Other income allocated from Portfolio	59,959
Expenses, excluding interest and dividend expense, allocated from Portfolio	(5,598,492)
Interest and dividend expense allocated from Portfolio	(3,974,819)
Total investment income from Portfolio	$ 50,982,701
Expenses
Distribution and service fees:
Class A	$ 187,010
Class C	97,653
Class R	2,960
Trustees’ fees and expenses	250
Custodian fee	28,938
Transfer and dividend disbursing agent fees	633,814
Legal and accounting services	59,052
Printing and postage	181,950
Registration fees	58,504
Miscellaneous	16,705
Total expenses	$ 1,266,836
Net investment income	$ 49,715,865
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (2,746,298)
Written options	215,859
Securities sold short	(4,352,754)
Futures contracts	(6,045,898)
Swap contracts	(9,426,229)
Foreign currency transactions	2,979,799
Forward foreign currency exchange contracts	(7,188,695)
Net realized loss	$(26,564,216)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $140)	$ 66,540,515
Written options	201,275
Securities sold short	(3,895,136)
Futures contracts	1,078,850
Swap contracts	(6,914,968)
Foreign currency	330,060
Forward foreign currency exchange contracts	9,132,633
Net change in unrealized appreciation (depreciation)	$ 66,473,229
Net realized and unrealized gain	$ 39,909,013
Net increase in net assets from operations	$ 89,624,878
8
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 49,715,865	$ 110,841,354
Net realized loss	(26,564,216)	(180,694,373)
Net change in unrealized appreciation (depreciation)	66,473,229	230,134,183
Net increase in net assets from operations	$ 89,624,878	$ 160,281,164
Distributions to shareholders:
Class A	$ (4,117,965)	$ (7,161,278)
Class C	(456,641)	(976,813)
Class I	(36,605,706)	(67,278,432)
Class R	(32,040)	(58,071)
Class R6	(5,774,710)	(11,553,886)
Total distributions to shareholders	$ (46,987,062)	$ (87,028,480)
Tax return of capital to shareholders:
Class A	$ —	$ (1,392,886)
Class C	—	(187,468)
Class I	—	(13,198,515)
Class R	—	(11,216)
Class R6	—	(2,239,903)
Total tax return of capital to shareholders	$ —	$ (17,029,988)
Transactions in shares of beneficial interest:
Class A	$ (1,198,662)	$ (19,774,332)
Class C	(3,224,727)	(6,429,832)
Class I	(114,763,982)	(54,773,375)
Class R	275,916	(134,355)
Class R6	(41,270,796)	(31,965,995)
Net decrease in net assets from Fund share transactions	$ (160,182,251)	$ (113,077,889)
Net decrease in net assets	$ (117,544,435)	$ (56,855,193)
Net Assets
At beginning of period	$ 1,800,144,145	$ 1,856,999,338
At end of period	$1,682,599,710	$1,800,144,145
9
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.160	$ 7.910	$ 8.660	$ 8.640	$ 8.740	$ 8.590
Income (Loss) From Operations
Net investment income(1)	$ 0.240	$ 0.483	$ 0.418	$ 0.368	$ 0.356	$ 0.438
Net realized and unrealized gain (loss)	0.198	0.220	(0.792)	(0.016)	(0.046)	0.078
Total income (loss) from operations	$ 0.438	$ 0.703	$ (0.374)	$ 0.352	$ 0.310	$ 0.516
Less Distributions
From net investment income	$ (0.228)	$ (0.378)	$ (0.325)	$ (0.332)	$ (0.410)	$ (0.366)
Tax return of capital	—	(0.075)	(0.051)	—	—	—
Total distributions	$ (0.228)	$ (0.453)	$ (0.376)	$ (0.332)	$ (0.410)	$ (0.366)
Net asset value — End of period	$ 8.370	$ 8.160	$ 7.910	$ 8.660	$ 8.640	$ 8.740
Total Return(2)	5.42% (3)	8.86%	(4.27)%	4.11%	3.63%	6.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$151,388	$148,689	$163,369	$276,486	$398,174	$366,740
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	1.55% (6)(7)	1.41% (7)	1.14% (7)	1.10%	1.05%	1.04%
Net investment income	5.83% (6)	5.88%	5.03%	4.20%	4.11%	5.06%
Portfolio Turnover of the Portfolio	70% (3)	96%	81%	88%	81%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.37%, 0.08%, 0.06%, 0.01% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
10
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.190	$ 7.950	$ 8.690	$ 8.680	$ 8.770	$ 8.620
Income (Loss) From Operations
Net investment income(1)	$ 0.210	$ 0.427	$ 0.365	$ 0.307	$ 0.305	$ 0.374
Net realized and unrealized gain (loss)	0.207	0.208	(0.786)	(0.026)	(0.044)	0.082
Total income (loss) from operations	$ 0.417	$ 0.635	$ (0.421)	$ 0.281	$ 0.261	$ 0.456
Less Distributions
From net investment income	$ (0.197)	$ (0.330)	$ (0.276)	$ (0.271)	$ (0.351)	$ (0.306)
Tax return of capital	—	(0.065)	(0.043)	—	—	—
Total distributions	$ (0.197)	$ (0.395)	$ (0.319)	$ (0.271)	$ (0.351)	$ (0.306)
Net asset value — End of period	$ 8.410	$ 8.190	$ 7.950	$ 8.690	$ 8.680	$ 8.770
Total Return(2)	5.14% (3)	8.06%	(4.91)%	3.37%	2.91%	5.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,383	$21,089	$26,640	$36,557	$54,464	$106,291
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	2.29% (6)(7)	2.12% (7)	1.84% (7)	1.80%	1.75%	1.76%
Net investment income	5.07% (6)	5.18%	4.38%	3.49%	3.51%	4.31%
Portfolio Turnover of the Portfolio	70% (3)	96%	81%	88%	81%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.37%, 0.08%, 0.06%, 0.01% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
11
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.140	$ 7.900	$ 8.640	$ 8.630	$ 8.720	$ 8.580
Income (Loss) From Operations
Net investment income(1)	$ 0.251	$ 0.504	$ 0.446	$ 0.393	$ 0.385	$ 0.458
Net realized and unrealized gain (loss)	0.197	0.211	(0.786)	(0.024)	(0.039)	0.074
Total income (loss) from operations	$ 0.448	$ 0.715	$ (0.340)	$ 0.369	$ 0.346	$ 0.532
Less Distributions
From net investment income	$ (0.238)	$ (0.397)	$ (0.345)	$ (0.359)	$ (0.436)	$ (0.392)
Tax return of capital	—	(0.078)	(0.055)	—	—	—
Total distributions	$ (0.238)	$ (0.475)	$ (0.400)	$ (0.359)	$ (0.436)	$ (0.392)
Net asset value — End of period	$ 8.350	$ 8.140	$ 7.900	$ 8.640	$ 8.630	$ 8.720
Total Return(2)	5.69% (3)	9.17%	(4.00)%	4.31%	4.07%	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,319,610	$1,401,233	$1,413,454	$1,851,665	$2,323,831	$2,859,484
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	1.30% (6)(7)	1.13% (7)	0.84% (7)	0.80%	0.75%	0.75%
Net investment income	6.09% (6)	6.14%	5.39%	4.50%	4.45%	5.31%
Portfolio Turnover of the Portfolio	70% (3)	96%	81%	88%	81%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.37%, 0.08%, 0.06%, 0.01% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
12
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.170	$ 7.930	$ 8.670	$ 8.660	$ 8.750	$ 8.610
Income (Loss) From Operations
Net investment income(1)	$ 0.231	$ 0.465	$ 0.410	$ 0.352	$ 0.338	$ 0.417
Net realized and unrealized gain (loss)	0.207	0.211	(0.790)	(0.027)	(0.034)	0.073
Total income (loss) from operations	$ 0.438	$ 0.676	$(0.380)	$ 0.325	$ 0.304	$ 0.490
Less Distributions
From net investment income	$ (0.218)	$ (0.364)	$ (0.311)	$ (0.315)	$ (0.394)	$ (0.350)
Tax return of capital	—	(0.072)	(0.049)	—	—	—
Total distributions	$(0.218)	$(0.436)	$(0.360)	$(0.315)	$(0.394)	$(0.350)
Net asset value — End of period	$ 8.390	$ 8.170	$ 7.930	$ 8.670	$ 8.660	$ 8.750
Total Return(2)	5.41% (3)	8.62%	(4.45)%	3.78%	3.55%	5.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,477	$ 1,171	$ 1,267	$ 1,274	$ 968	$ 861
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	1.80% (6)(7)	1.63% (7)	1.33% (7)	1.29%	1.25%	1.26%
Net investment income	5.59% (6)	5.65%	4.95%	4.02%	3.89%	4.82%
Portfolio Turnover of the Portfolio	70% (3)	96%	81%	88%	81%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.37%, 0.08%, 0.06%, 0.01% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
13
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.130	$ 7.890	$ 8.630	$ 8.620	$ 8.710	$ 8.570
Income (Loss) From Operations
Net investment income(1)	$ 0.253	$ 0.510	$ 0.450	$ 0.398	$ 0.391	$ 0.464
Net realized and unrealized gain (loss)	0.208	0.212	(0.783)	(0.024)	(0.040)	0.073
Total income (loss) from operations	$ 0.461	$ 0.722	$ (0.333)	$ 0.374	$ 0.351	$ 0.537
Less Distributions
From net investment income	$ (0.241)	$ (0.403)	$ (0.351)	$ (0.364)	$ (0.441)	$ (0.397)
Tax return of capital	—	(0.079)	(0.056)	—	—	—
Total distributions	$ (0.241)	$ (0.482)	$ (0.407)	$ (0.364)	$ (0.441)	$ (0.397)
Net asset value — End of period	$ 8.350	$ 8.130	$ 7.890	$ 8.630	$ 8.620	$ 8.710
Total Return(2)	5.61% (3)	9.27%	(3.80)%	4.37%	4.01%	6.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$191,742	$227,962	$252,269	$376,984	$390,210	$224,436
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	1.22% (6)(7)	1.05% (7)	0.77% (7)	0.73%	0.68%	0.69%
Net investment income	6.15% (6)	6.23%	5.44%	4.56%	4.51%	5.37%
Portfolio Turnover of the Portfolio	70% (3)	96%	81%	88%	81%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.37%, 0.08%, 0.06%, 0.01% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
14
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Consolidated Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
15

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2024, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $401,170,448 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $27,231,590 are short-term and $373,938,858 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $29,180 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,452 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
16

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $187,010 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $73,240 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $1,480 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $24,413 and $1,480 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $708 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $70,467,869 and $272,098,566, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,574,347	$ 13,010,702	2,582,682	$ 21,176,228
Issued to shareholders electing to receive payments of distributions in Fund shares	463,779	3,845,729	961,393	7,894,152
Redemptions	(2,181,285)	(18,055,093)	(5,962,136)	(48,844,712)
Net decrease	(143,159)	$ (1,198,662)	(2,418,061)	$ (19,774,332)
17

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	73,364	$ 609,548	251,217	$ 2,070,905
Issued to shareholders electing to receive payments of distributions in Fund shares	52,883	440,270	137,435	1,132,928
Redemptions	(514,073)	(4,274,545)	(1,166,680)	(9,633,665)
Net decrease	(387,826)	$ (3,224,727)	(778,028)	$ (6,429,832)
Class I
Sales	25,226,525	$ 208,700,433	56,538,440	$ 462,831,949
Issued to shareholders electing to receive payments of distributions in Fund shares	3,618,826	29,950,212	8,312,329	68,104,954
Redemptions	(43,014,302)	(353,414,627)	(71,703,485)	(585,710,278)
Net decrease	(14,168,951)	$(114,763,982)	(6,852,716)	$ (54,773,375)
Class R
Sales	42,300	$ 355,352	55,567	$ 454,739
Issued to shareholders electing to receive payments of distributions in Fund shares	3,854	32,040	8,421	69,287
Redemptions	(13,372)	(111,476)	(80,439)	(658,381)
Net increase (decrease)	32,782	$ 275,916	(16,451)	$ (134,355)
Class R6
Sales	1,365,174	$ 11,305,050	4,150,302	$ 34,107,676
Issued to shareholders electing to receive payments of distributions in Fund shares	108,465	895,830	297,034	2,432,730
Redemptions	(6,527,525)	(53,471,676)	(8,387,320)	(68,506,401)
Net decrease	(5,053,886)	$ (41,270,796)	(3,939,984)	$ (31,965,995)
18

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$2	$ 2,286
Series 1927, Class ZA, 6.50%, 1/15/27	18	17,984
Series 2344, Class ZD, 6.50%, 8/15/31	135	135,310
Series 2458, Class ZB, 7.00%, 6/15/32	290	297,501
Interest Only:(1) Series 4791, Class JI, 4.00%, 5/15/48	3,854	854,324
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	0 (2)	6
Series 1994-89, Class ZQ, 8.00%, 7/25/24	2	2,477
Series 1996-35, Class Z, 7.00%, 7/25/26	5	4,679
Series 1998-16, Class H, 7.00%, 4/18/28	53	53,246
Series 1998-44, Class ZA, 6.50%, 7/20/28	80	80,935
Series 1999-25, Class Z, 6.00%, 6/25/29	86	85,222
Series 2000-2, Class ZE, 7.50%, 2/25/30	16	16,901
Series 2000-49, Class A, 8.00%, 3/18/27	19	19,261
Series 2001-31, Class ZA, 6.00%, 7/25/31	671	663,269
Series 2001-74, Class QE, 6.00%, 12/25/31	215	215,865
Series 2009-48, Class WA, 5.798%, 7/25/39(3)	974	973,319
Series 2011-38, Class SA, 0.00%, (13.157% - 30-day SOFR Average x 3, Floor 0.00%), 5/25/41(4)	648	413,461
Series 2023-54, Class C, 6.50%, 11/25/53	2,610	2,659,765
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	4,901	884,489
Series 2018-21, Class IO, 3.00%, 4/25/48	4,338	755,421
Series 2018-58, Class BI, 4.00%, 8/25/48	677	141,908
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53	2,610	2,648,554
Sereis 2023-151, Class GL, 6.50%, 10/20/53	1,890	1,918,072
Series 2023-155, Class CH, 6.50%, 10/20/53	7,140	7,249,622
Series 2023-165, Class EY, 6.50%, 11/20/53	13,070	13,277,580
Series 2023-169, Class JW, 6.50%, 11/20/53	1,400	1,423,847
Series 2024-1, Class GL, 6.00%, 1/20/54	1,384	1,359,026
Series 2024-3, Class CY, 6.00%, 1/20/54	544	534,210
Series 2024-6, Class CB, 6.00%, 1/20/54	2,427	2,382,806
Series 2024-6, Class LB, 6.00%, 1/20/54	462	453,484
Series 2024-25, Class GL, 6.00%, 2/20/54	792	774,844
PNMAC GMSR Issuer Trust, 2024 Participation, 11.068%, (30-day SOFR Average + 5.75%), 12/24/24(5)	2,105	2,121,803
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(3)(6)	21,847	19,505,689
Total Collateralized Mortgage Obligations (identified cost $77,219,842)		$ 61,927,166

Common Stocks — 4.6%
Security	Shares	Value
Bulgaria — 0.2%
Eurohold Bulgaria AD(7)	5,122,901	$ 3,668,358
		$ 3,668,358
Cyprus — 0.5%
Bank of Cyprus Holdings PLC	1,975,000	$ 7,886,116
Galaxy Cosmos Mezz PLC	23,855	19,966
Sunrisemezz PLC	134,028	48,848
		$ 7,954,930
Georgia — 0.5%
Bank of Georgia Group PLC	41,717	$ 2,793,331
Georgia Capital PLC(7)	176,100	2,991,967
TBC Bank Group PLC	66,105	2,852,039
		$ 8,637,337
Greece — 1.4%
Alpha Services and Holdings SA(7)	740,700	$ 1,250,759
Athens International Airport SA(7)	13,728	121,746
Cenergy Holdings SA	75,300	635,677
Eurobank Ergasias Services and Holdings SA, Class A(7)	1,206,500	2,581,001
Hellenic Telecommunications Organization SA	127,496	1,936,874
Ideal Holdings SA	15,100	100,587
JUMBO SA	79,363	2,469,983
Motor Oil (Hellas) Corinth Refineries SA	41,500	1,204,081
Mytilineos SA	56,975	2,311,482
National Bank of Greece SA(7)	316,244	2,545,043
OPAP SA	92,863	1,544,924
Optima bank SA(7)	68,150	773,248
Piraeus Financial Holdings SA(7)	1,256,190	5,032,237
Public Power Corp. SA(7)	65,900	786,611
Titan Cement International SA	3,416	108,128
		$ 23,402,381
Iceland — 0.2%
Arion Banki Hf.(6)	1,015,472	$ 1,031,210
Eik fasteignafelag Hf.	3,253,209	224,321
Eimskipafelag Islands Hf.	220,734	509,456
Hagar Hf.	921,987	488,459
Islandsbanki Hf.	668,258	491,866
Reginn Hf.(7)	1,291,872	205,781

19
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Reitir fasteignafelag Hf.	875,641	$ 467,634
Siminn Hf.	1,879,514	133,211
		$ 3,551,938
Poland — 1.2%
Alior Bank SA(7)	19,839	$ 505,404
Allegro.eu SA(6)(7)	124,596	1,038,646
AmRest Holdings SE(7)	17,192	111,397
Asseco Poland SA	12,187	239,511
Bank Millennium SA(7)	134,948	307,261
Bank Polska Kasa Opieki SA	42,212	1,747,589
Budimex SA	3,057	517,132
CCC SA(7)	11,431	264,969
CD Projekt SA	15,056	438,014
Cyfrowy Polsat SA(7)	59,278	146,086
Dino Polska SA(6)(7)	11,292	1,081,802
Enea SA(7)	61,023	127,307
Eurocash SA	18,615	62,582
Grupa Azoty SA(7)	10,261	55,423
Grupa Kety SA	2,286	473,693
Jastrzebska Spolka Weglowa SA(7)	12,190	91,771
KGHM Polska Miedz SA	30,908	1,062,606
KRUK SA	3,667	416,831
LPP SA	247	951,738
mBank SA(7)	3,357	563,770
Orange Polska SA	142,356	275,180
ORLEN SA	124,840	2,035,439
Pepco Group NV(7)(8)	37,199	175,384
PGE Polska Grupa Energetyczna SA(7)	211,837	315,742
Powszechna Kasa Oszczednosci Bank Polski SA	196,461	2,916,881
Powszechny Zaklad Ubezpieczen SA	145,584	1,832,304
Santander Bank Polska SA	8,023	1,099,415
Tauron Polska Energia SA(7)	236,747	169,918
Text SA	3,961	87,706
Warsaw Stock Exchange	6,256	69,286
XTB SA(6)	11,631	181,769
		$ 19,362,556
United Kingdom — 0.0%(9)
Tesnik Cuatro Ltd.(10)	409,000	$ 257,179
		$ 257,179
Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC(7)	99,972	$ 359,158
Coteccons Construction JSC(7)	12,000	31,258
Duc Giang Chemicals JSC	62,000	289,369
Security	Shares	Value
Vietnam (continued)
FPT Corp.	662,286	$ 3,443,014
FPT Digital Retail JSC	21,900	138,707
Gemadept Corp.	50,200	166,149
Hoa Phat Group JSC(7)	475,478	532,314
KIDO Group Corp.	10,295	25,344
Military Commercial Joint Stock Bank	914,921	856,361
Mobile World Investment Corp.	1,082,498	2,334,945
Phu Nhuan Jewelry JSC	348,840	1,344,702
Refrigeration Electrical Engineering Corp.	287,788	747,261
Vietnam Dairy Products JSC	90,281	231,218
Vingroup JSC(7)	78,738	137,707
		$ 10,637,507
Total Common Stocks (identified cost $61,152,191)		$ 77,472,186

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
China — 0.0%(9)
Sunac China Holdings Ltd., 1.00%, 9/30/32(8)(11)	USD	592	$ 32,560
			$ 32,560
India — 0.2%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(8)	USD	2,970	$ 2,911,669
			$ 2,911,669
Total Convertible Bonds (identified cost $3,494,141)			$ 2,944,229

Foreign Corporate Bonds — 2.9%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.0%(9)
Coruripe Netherlands BV:
10.00%, 2/10/27(6)	USD	270	$ 241,455
10.00%, 2/10/27(8)	USD	624	558,030
			$ 799,485
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(12)	USD	1,571	$ 78,550
Shimao Group Holdings Ltd., 5.60%, 7/15/26(8)(12)	USD	5,100	178,500

20
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(8)(11)	USD	491	$ 51,537
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(8)(11)	USD	491	47,997
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(8)(11)	USD	984	78,723
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(8)(11)	USD	1,478	110,203
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(8)(11)	USD	1,480	98,026
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(8)(11)	USD	696	38,274
Times China Holdings Ltd.:
5.55%, 6/4/24(8)(12)	USD	3,999	103,574
6.75%, 7/16/23(8)(12)	USD	2,966	66,735
			$ 852,119
Georgia — 0.6%
Bank of Georgia JSC:
9.50% to 7/16/29(6)(13)(14)	USD	200	$ 198,566
9.50% to 7/16/29(8)(13)(14)	USD	6,263	6,218,094
TBC Bank JSC, 10.25% to 7/30/29(8)(13)(14)	USD	3,320	3,317,277
			$ 9,733,937
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(8)(14)	EUR	1,243	$ 1,400,239
			$ 1,400,239
Iceland — 0.0%
Wow Air Hf.:
0.00% (10)(12)(13)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(10)(12)(13)	EUR	3,600	0
			$ 0
India — 0.0%(9)
Reliance Communications Ltd., 6.50%, 11/6/20(8)(12)	USD	1,800	$ 58,500
Vedanta Resources Finance II PLC, 13.875%, 1/21/27(8)	USD	696	652,957
			$ 711,457
Kazakhstan — 0.5%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(6)	KZT	3,466,500	$ 7,752,457
			$ 7,752,457
Mexico — 0.1%
Alpha Holding SA de CV:
9.00%, 2/10/25(8)(12)	USD	3,667	$ 55,008
10.00%, 12/19/22(8)(12)	USD	1,741	26,117
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(6)	USD	1,124	$ 927,300
			$ 1,008,425
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(8)	USD	1,493	$ 1,223,663
			$ 1,223,663
Paraguay — 0.2%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	27,417,630	$ 3,961,930
			$ 3,961,930
Saint Lucia — 0.0%(9)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash and 1.50% PIK), 5/25/27	USD	0 (2)	$ 365
			$ 365
Supranational — 0.2%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(8)	USD	2,600	$ 2,600,205
17.35%, 3/1/27(8)	USD	1,000	984,114
			$ 3,584,319
United Arab Emirates — 0.6%
Abu Dhabi Developmental Holding Co. PJSC, 5.50%, 5/8/34(6)	USD	10,870	$ 10,816,411
			$ 10,816,411
Uzbekistan — 0.3%
International Finance Corp., 16.00%, 2/21/25	UZS	16,000,000	$ 1,254,632
Ipoteka-Bank ATIB, 20.50%, 4/25/27(8)	UZS	42,080,000	3,336,989
			$ 4,591,621
Venezuela — 0.1%
Petroleos de Venezuela SA:
5.375%, 4/12/27(8)(12)	USD	2,416	$ 302,017
6.00%, 5/16/24(8)(12)	USD	1,180	147,500
6.00%, 11/15/26(8)(12)	USD	1,180	147,795
8.50%, 10/27/20(8)(12)	USD	825	650,589
9.00%, 11/17/21(8)(12)	USD	1,180	157,926
9.75%, 5/17/35(8)(12)	USD	1,180	179,360

21
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
12.75%, 2/17/22(8)(12)	USD	1,190	$ 183,874
			$ 1,769,061
Total Foreign Corporate Bonds (identified cost $69,667,112)			$ 48,205,489

Loan Participation Notes — 1.4%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.4%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(8)(10)(15)	UZS	151,973,440	$ 12,946,661
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(8)(10)(15)	UZS	125,249,130	10,277,014
Total Loan Participation Notes (identified cost $25,156,596)			$ 23,223,675

Reinsurance Side Cars — 1.2%
Security	Shares	Value
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(6)(10)(16)(17)	160,708	$ 46,123
Series 2022A, 0.00%, 3/20/26(6)(10)(16)(17)	115,487	66,705
Series 2022B, 0.00%, 3/20/26(6)(10)(16)(17)	236,592	134,361
Series 2023B, 0.00%, 3/19/27(6)(10)(16)(17)	28,000	33,208
Series 2024A, 0.00%, 3/17/28(6)(10)(16)(17)	3,000,000	3,096,300
Series 2024B, 0.00%, 3/17/28(6)(10)(16)(17)	2,700,000	2,793,960
Mt. Logan Re Ltd., Series A-1(7)(10)(17)(18)	4,400	6,044,892
PartnerRe ILS Fund SAC Ltd.(10)(17)(18)	5,700,000	5,897,220
Sussex Capital Ltd.:
Designated Investment Series 16, 12/21(7)(10)(17)(18)	817	17,651
Designated Investment Series 16, 11/22(7)(10)(17)(18)	793	224,316
Series 16, Preference Shares(10)(17)(18)	1,075	1,367,535
Total Reinsurance Side Cars (identified cost $18,706,147)		$ 19,722,271

Senior Floating-Rate Loans — 0.0%(9)(19)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(9)
Desa LLC, Term Loan, 2.50%, 6/30/24(10)(20)	$298	$ 285,519
Total Senior Floating-Rate Loans (identified cost $295,382)		$ 285,519

Sovereign Government Bonds — 48.8%
Security	Principal Amount (000's omitted)		Value
Albania — 1.5%
Albania Government International Bonds:
3.50%, 6/16/27(8)	EUR	209	$ 216,548
3.50%, 11/23/31(8)	EUR	3,050	2,933,762
5.90%, 6/9/28(8)	EUR	17,872	19,663,318
Albanian Government Bonds, 5.25%, 1/26/29	ALL	200,700	2,159,779
			$ 24,973,407
Angola — 0.9%
Angola Government International Bonds:
8.75%, 4/14/32(8)	USD	5,068	$ 4,598,399
9.125%, 11/26/49(8)	USD	5,467	4,562,594
9.375%, 5/8/48(8)	USD	6,225	5,309,116
			$ 14,470,109
Argentina — 0.2%
Bonos Para La Reconstruccion De Una Argentina Libre:
0.00%, 6/30/25	USD	1,668	$ 1,540,090
3.00%, 5/31/26	USD	1,638	1,289,972
			$ 2,830,062
Armenia — 1.1%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	254,810	$ 650,814
9.25%, 4/29/28	AMD	1,791,660	4,560,408
9.60%, 10/29/33	AMD	3,725,215	9,609,615
9.75%, 10/29/50	AMD	618,877	1,611,589
9.75%, 10/29/52	AMD	673,150	1,750,273
			$ 18,182,699

22
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bahamas — 0.2%
Bahamas Government International Bonds:
6.00%, 11/21/28(8)	USD	2,350	$ 2,101,749
8.95%, 10/15/32(8)	USD	2,000	1,929,450
			$ 4,031,199
Barbados — 0.5%
Barbados Government International Bonds, 6.50%, 10/1/29(8)	USD	9,176	$ 8,689,956
			$ 8,689,956
Benin — 1.4%
Benin Government International Bonds:
4.875%, 1/19/32(8)	EUR	8,006	$ 7,260,911
4.95%, 1/22/35(8)	EUR	3,809	3,293,761
6.875%, 1/19/52(8)	EUR	13,654	11,891,629
7.96%, 2/13/38(8)	USD	1,471	1,390,610
			$ 23,836,911
Cameroon — 0.2%
Republic of Cameroon International Bonds, 5.95%, 7/7/32(8)	EUR	4,763	$ 3,994,002
			$ 3,994,002
China — 0.7%
China Government Bonds:
2.67%, 11/25/33	CNY	43,500	$ 6,164,748
3.00%, 10/15/53	CNY	38,000	5,751,532
			$ 11,916,280
Colombia — 0.6%
Titulos De Tesoreria B:
6.25%, 7/9/36	COP	13,978,800	$ 2,481,092
9.25%, 5/28/42	COP	35,459,000	7,735,431
			$ 10,216,523
Czech Republic — 4.0%
Czech Republic Government Bonds:
2.00%, 10/13/33	CZK	514,000	$ 18,008,930
4.50%, 11/11/32	CZK	146,610	6,307,492
4.90%, 4/14/34	CZK	976,070	43,317,941
			$ 67,634,363
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 2.5%
Dominican Republic Bonds:
8.00%, 1/15/27(8)	DOP	96,000	$ 1,530,399
8.00%, 2/12/27(8)	DOP	490,340	7,821,934
11.25%, 9/15/35(6)	DOP	106,250	1,919,054
12.00%, 8/8/25(6)	DOP	332,200	5,781,925
12.75%, 9/23/29(6)	DOP	368,500	7,139,878
13.00%, 6/10/34(8)	DOP	232,600	4,761,323
13.625%, 2/3/33(6)	DOP	206,150	4,211,008
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(8)	DOP	31,580	508,363
12.00%, 10/3/25(6)	DOP	138,420	2,414,359
13.00%, 12/5/25(6)	DOP	216,700	3,808,352
13.00%, 1/30/26(6)	DOP	161,230	2,844,409
			$ 42,741,004
Ecuador — 1.1%
Ecuador Government International Bonds:
0.00%, 7/31/30(8)	USD	17,777	$ 9,729,754
2.50% to 7/31/24, 7/31/40(8)(21)	USD	1,130	471,215
2.50% to 7/31/24, 7/31/40(8)(21)	USD	1,709	712,523
2.50% to 7/31/24, 7/31/40(8)(21)	USD	1,814	932,496
3.50% to 7/31/24, 7/31/35(8)(21)	USD	8,002	4,414,834
6.00% to 7/31/24, 7/31/30(8)(21)	USD	3,410	2,406,736
			$ 18,667,558
El Salvador — 0.5%
El Salvador Government International Bonds:
6.375%, 1/18/27(8)	USD	1,782	$ 1,586,453
7.625%, 2/1/41(8)	USD	2,863	1,979,587
7.65%, 6/15/35(8)	USD	196	142,046
8.25%, 4/10/32(8)	USD	5,998	4,826,687
			$ 8,534,773
Ethiopia — 1.0%
Ethiopia International Bonds, 6.625%, 12/11/24(8)(12)	USD	22,833	$ 16,171,701
			$ 16,171,701
Ghana — 1.2%
Ghana Government International Bonds:
6.375%, 2/11/27(8)(12)	USD	2,752	$ 1,332,447
7.625%, 5/16/29(8)(12)	USD	6,228	3,034,282
7.75%, 4/7/29(8)(12)	USD	4,066	1,983,639
7.875%, 3/26/27(8)(12)	USD	1,156	564,973
7.875%, 2/11/35(8)(12)	USD	2,491	1,214,362

23
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Ghana Government International Bonds: (continued)
8.125%, 1/18/26(8)(12)	USD	1,474	$ 740,649
8.125%, 3/26/32(8)(12)	USD	4,775	2,326,690
8.625%, 4/7/34(8)(12)	USD	4,553	2,226,417
8.627%, 6/16/49(8)(12)	USD	3,315	1,577,128
8.75%, 3/11/61(8)(12)	USD	4,701	2,287,624
8.875%, 5/7/42(8)(12)	USD	2,354	1,142,891
8.95%, 3/26/51(8)(12)	USD	2,574	1,250,647
			$ 19,681,749
Greece — 0.0%(9)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	185,016	$ 552,857
			$ 552,857
Hungary — 3.4%
Hungary Government Bonds:
3.00%, 4/25/41	HUF	1,484,250	$ 2,452,128
4.00%, 4/28/51	HUF	1,143,090	2,004,818
4.75%, 11/24/32	HUF	22,760,050	52,787,541
			$ 57,244,487
Iceland — 2.4%
Republic of Iceland:
6.50%, 1/24/31	ISK	4,578,073	$ 31,217,763
7.00%, 9/17/35	ISK	732,032	5,227,681
8.00%, 6/12/25	ISK	600,760	4,231,195
			$ 40,676,639
India — 0.6%
Export-Import Bank of India, 3.25%, 1/15/30(8)	USD	10,500	$ 9,242,449
			$ 9,242,449
Indonesia — 2.8%
Indonesia Treasury Bonds:
6.125%, 5/15/28	IDR	550,220,000	$ 32,588,766
6.625%, 2/15/34	IDR	204,241,000	12,035,899
7.125%, 6/15/42	IDR	26,112,000	1,588,331
7.125%, 6/15/43	IDR	14,081,000	863,293
7.375%, 5/15/48	IDR	9,373,000	590,021
			$ 47,666,310
Security	Principal Amount (000's omitted)		Value
Ivory Coast — 1.2%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(8)	EUR	15,634	$ 13,087,578
6.875%, 10/17/40(8)	EUR	2,000	1,792,491
8.25%, 1/30/37(8)	USD	4,746	4,549,041
			$ 19,429,110
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(8)	USD	1,159	$ 1,144,611
			$ 1,144,611
Kenya — 2.3%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(8)	USD	16,430	$ 16,491,612
Republic of Kenya Infrastructure Bonds:
17.933%, 5/6/30	KES	15,600	119,312
18.461%, 8/9/32	KES	2,940,950	22,699,298
			$ 39,310,222
Montenegro — 0.4%
Montenegro Government International Bonds:
2.875%, 12/16/27(8)	EUR	1,264	$ 1,234,911
7.25%, 3/12/31(8)	USD	5,839	5,847,724
			$ 7,082,635
Nigeria — 0.1%
Nigeria Government International Bonds, 8.25%, 9/28/51(8)	USD	1,294	$ 1,018,300
			$ 1,018,300
North Macedonia — 1.5%
North Macedonia Government International Bonds:
1.625%, 3/10/28(8)	EUR	10,491	$ 9,803,341
2.75%, 1/18/25(8)	EUR	2,570	2,696,406
3.675%, 6/3/26(8)	EUR	2,647	2,753,476
6.96%, 3/13/27(8)	EUR	8,303	9,280,681
			$ 24,533,904
Panama — 1.1%
Panama Government International Bonds:
2.252%, 9/29/32	USD	5,498	$ 3,815,896
3.16%, 1/23/30	USD	10,193	8,328,443
7.50%, 3/1/31	USD	6,978	7,074,304
			$ 19,218,643

24
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 0.5%
Paraguay Government Bonds, 7.90%, 2/9/31(6)	PYG	60,295,000	$ 8,328,183
			$ 8,328,183
Peru — 2.9%
Peru Government Bonds:
5.40%, 8/12/34	PEN	30,420	$ 6,988,532
5.94%, 2/12/29	PEN	88,317	23,380,725
6.15%, 8/12/32	PEN	31,156	7,818,984
6.35%, 8/12/28	PEN	10,491	2,840,088
6.95%, 8/12/31	PEN	3,691	989,212
7.30%, 8/12/33(6)(8)	PEN	26,106	6,989,242
			$ 49,006,783
Philippines — 1.0%
Philippines Government International Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 16,669,544
			$ 16,669,544
Serbia — 4.0%
Serbia International Bonds:
1.50%, 6/26/29(8)	EUR	9,604	$ 8,602,880
1.65%, 3/3/33(8)	EUR	368	290,907
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,539,040	12,817,304
5.875%, 2/8/28	RSD	2,181,570	20,515,533
7.00%, 10/26/31	RSD	2,632,630	25,658,124
			$ 67,884,748
South Korea — 1.3%
Korea Treasury Bonds, 1.875%, 12/10/24	KRW	31,500,000	$ 22,571,376
			$ 22,571,376
Sri Lanka — 1.1%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(8)(12)	USD	5,207	$ 2,973,390
6.20%, 5/11/27(8)(12)	USD	814	464,116
6.35%, 6/28/24(8)(12)	USD	2,900	1,646,151
6.75%, 4/18/28(8)(12)	USD	400	228,142
6.825%, 7/18/26(8)(12)	USD	16,330	9,353,618
6.85%, 3/14/24(8)(12)	USD	1,711	977,044
6.85%, 11/3/25(8)(12)	USD	5,900	3,381,932
			$ 19,024,393
Security	Principal Amount (000's omitted)		Value
Suriname — 1.4%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(6)	USD	11,871	$ 8,944,798
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(6)(11)	USD	15,492	14,384,432
			$ 23,329,230
Tajikistan — 0.0%(9)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(8)	USD	426	$ 394,050
			$ 394,050
Tunisia — 0.4%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,134,599
4.20%, 3/17/31	JPY	30,000	117,268
5.75%, 1/30/25(8)	USD	1,984	1,871,309
6.375%, 7/15/26(8)	EUR	3,752	3,363,779
			$ 6,486,955
Ukraine — 0.3%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	25,942	$ 518,121
19.19%, 9/30/26	UAH	49,039	961,829
Ukraine Government International Bonds:
4.375%, 1/27/32(8)(12)	EUR	242	63,326
6.876%, 5/21/31(8)(12)	USD	200	50,625
7.253%, 3/15/35(8)(12)	USD	6,651	1,664,958
7.375%, 9/25/34(8)(12)	USD	800	201,000
7.75%, 9/1/25(8)(12)	USD	100	31,851
7.75%, 9/1/26(8)(12)	USD	225	66,242
7.75%, 9/1/29(8)(12)	USD	1,248	356,067
9.75%, 11/1/30(8)(12)	USD	4,091	1,260,641
			$ 5,174,660
Uruguay — 1.0%
Uruguay Government Bonds:
3.875%, 7/2/40(22)	UYU	234,246	$ 6,605,432
9.75%, 7/20/33	UYU	357,889	9,735,588
			$ 16,341,020
Uzbekistan — 0.6%
Republic of Uzbekistan Bonds:
14.00%, 7/19/24(8)	UZS	2,500,000	$ 196,443

25
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Republic of Uzbekistan Bonds: (continued)
16.25%, 10/12/26(8)	UZS	112,430,000	$ 8,953,498
			$ 9,149,941
Venezuela — 0.3%
Venezuela Government International Bonds:
6.00%, 12/9/20(8)(12)	USD	1,499	$ 243,651
7.00%, 3/31/38(8)(12)	USD	1,498	257,865
7.65%, 4/21/25(8)(12)	USD	3,491	638,034
7.75%, 10/13/19(8)(12)	USD	400	68,967
8.25%, 10/13/24(8)(12)	USD	4,156	765,626
9.00%, 5/7/23(8)(12)	USD	1,213	239,252
9.25%, 9/15/27(12)	USD	4,453	956,504
9.25%, 5/7/28(8)(12)	USD	3,502	694,048
9.375%, 1/13/34(12)	USD	496	102,923
11.75%, 10/21/26(8)(12)	USD	636	138,169
11.95%, 8/5/31(8)(12)	USD	1,097	237,812
12.75%, 8/23/22(8)(12)	USD	468	100,662
			$ 4,443,513
Zambia — 0.5%
Zambia Government International Bonds:
5.375%, 9/20/22(8)(12)	USD	2,443	$ 1,617,681
8.50%, 4/14/24(8)(12)	USD	6,733	4,961,986
8.97%, 7/30/27(8)(12)	USD	2,528	1,858,737
			$ 8,438,404
Total Sovereign Government Bonds (identified cost $820,099,326)			$820,935,263

Sovereign Loans — 3.2%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 9.623%, (6 mo. EURIBOR + 5.75%), 1/6/28(5)	EUR	2,132	$ 2,536,941
			$ 2,536,941
Kenya — 0.1%
Government of Kenya, Term Loan, 12.062%, (6 mo. SOFR + 6.45%), 6/29/25(5)	USD	2,304	$ 2,316,688
			$ 2,316,688
Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 2.9%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(5)	USD	48,386	$ 49,477,344
			$ 49,477,344
Total Sovereign Loans (identified cost $53,187,506)			$ 54,330,973

U.S. Government Agency Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.401%, (COF + 1.254%), with maturity at 2029(23)	$5	$ 4,443
4.462%, (COF + 1.254%), with maturity at 2035(23)	154	150,765
4.50%, with maturity at 2035	91	87,026
4.745%, (COF + 1.251%), with maturity at 2030(23)	89	86,985
6.297%, (1 yr. CMT + 2.308%), with maturity at 2036(23)	414	417,734
6.60%, with maturity at 2030	253	257,222
7.00%, with various maturities to 2035	513	518,309
7.50%, with various maturities to 2035	922	954,218
8.00%, with various maturities to 2030	123	122,627
8.50%, with maturity at 2025	1	698
9.00%, with maturity at 2027	2	1,960
9.50%, with maturity at 2027	2	1,820
Federal National Mortgage Association:
4.414%, (COF + 1.254%), with maturity at 2034(23)	77	73,970
4.424%, (COF + 1.298%), with maturity at 2033(23)	313	303,797
4.437%, (COF + 1.254%), with maturity at 2035(23)	118	116,257
4.514%, (COF + 1.35%), with maturity at 2027(23)	17	17,007
4.56%, (COF + 1.40%), with maturity at 2025(23)	19	18,544
4.76%, (COF + 1.60%), with maturity at 2024(23)	3	3,488
5.224%, (COF + 1.791%), with maturity at 2035(23)	661	646,683
6.00%, with maturity at 2033	38	38,782
6.35%, (COF + 2.004%), with maturity at 2032(23)	139	142,033
6.375%, (1 yr. CMT + 2.15%), with maturity at 2028(23)	18	18,444
6.50%, with maturity at 2030	367	367,279
7.00%, with various maturities to 2031	392	395,227

26
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
7.50%, with various maturities to 2027	$2	$ 1,572
8.00%, with maturity at 2026	0 (2)	81
8.50%, with various maturities to 2037	551	574,922
9.00%, with various maturities to 2032	28	28,642
9.50%, with various maturities to 2031	2	2,090
11.50%, with maturity at 2031	54	58,051
Government National Mortgage Association:
4.00%, (1 yr. CMT + 1.50%), with maturity at 2024(23)	5	5,344
6.50%, with various maturities to 2032	115	117,438
7.00%, with various maturities to 2031	164	168,869
7.50%, with maturity at 2028	11	11,495
9.00%, with maturity at 2025	0 (2)	314
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $6,148,712)		$ 5,714,136

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(24)(25) Series 2018-2, Class A, 2.573%, 7/25/44(3)(6)	$72,842	$ 3,887,563
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $15,417,046)		$ 3,887,563

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32(26)	$12,605	$ 11,112,578
Total U.S. Treasury Obligations (identified cost $12,021,843)		$ 11,112,578

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(7)(10)	3,698,000	$ 0
Alpha Holding SA, Escrow Certificates(7)(10)	7,780,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 27.6%
Affiliated Fund — 9.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(27)	152,463,740	$ 152,463,740
Total Affiliated Fund (identified cost $152,463,740)		$152,463,740

Repurchase Agreements — 2.0%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 12/5/23 with an interest rate of 4.00%, collateralized by USD 200,000 Bolivian Government International Bonds, 4.50%, due 3/30/28 and a market value, including accrued interest, of $201,025(28)	USD	97	$ 97,250
Dated 1/3/24 with an interest rate of 2.60%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,075,027(28)	EUR	2,058	2,195,765
Dated 1/3/24 with an interest rate of 2.75%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,163,407(28)	EUR	1,167	1,245,423
Dated 1/3/24 with an interest rate of 3.10%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,878,023(28)	EUR	3,890	4,151,410
Dated 1/19/24 with an interest rate of 4.95%, collateralized by USD 1,351,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $1,085,261(28)	USD	1,162	1,161,860
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 324,000,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $15,574,583(28)	MXN	292,101	17,051,296

27
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC:
Dated 12/19/23 with an interest rate of 3.40%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,896,353(28)	USD	2,082	$ 2,081,776
Dated 12/19/23 with an interest rate of 4.75%, collateralized by USD 1,621,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $1,302,153(28)	USD	1,403	1,402,949
Dated 12/22/23 with an interest rate of 4.85%, collateralized by USD 5,107,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,258,111(28)	USD	4,692	4,692,056
Total Repurchase Agreements (identified cost $34,563,026)			$ 34,079,785

Sovereign Government Securities — 8.9%
Security	Principal Amount (000's omitted)		Value
Egypt — 7.8%
Egypt Treasury Bills:
0.00%, 9/24/24	EGP	2,822,000	$ 53,653,572
0.00%, 12/3/24	EGP	248,925	4,528,736
0.00%, 12/10/24	EGP	1,686,950	30,558,492
0.00%, 12/17/24	EGP	1,370,650	24,721,937
0.00%, 3/11/25	EGP	947,825	16,259,126
0.00%, 3/18/25	EGP	96,700	1,652,116
			$131,373,979
Nigeria — 1.1%
Nigeria OMO Bills:
0.00%, 6/4/24	NGN	2,133,879	$ 1,538,985
0.00%, 7/9/24	NGN	177,078	125,399
0.00%, 1/28/25	NGN	710,322	445,397
0.00%, 2/25/25	NGN	1,185,489	729,957
0.00%, 4/1/25	NGN	1,478,606	902,529
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	1,477,509	921,046
0.00%, 2/20/25	NGN	6,098,016	3,767,042
0.00%, 3/6/25	NGN	2,660,526	1,628,596
0.00%, 3/27/25	NGN	8,957,521	5,407,986
Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria Treasury Bills: (continued)
0.00%, 4/10/25	NGN	5,755,052	$ 3,442,460
			$ 18,909,397
Total Sovereign Government Securities (identified cost $149,852,764)			$150,283,376

U.S. Treasury Obligations — 7.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(29)	$45,524	$ 45,470,620
0.00%, 5/30/24(29)	30,000	29,872,642
0.00%, 6/13/24(29)	20,228	20,100,920
0.00%, 6/20/24	1,639	1,627,003
0.00%, 7/11/24(29)	30,000	29,689,079
Total U.S. Treasury Obligations (identified cost $126,764,249)		$126,760,264
Total Short-Term Investments (identified cost $463,643,779)		$463,587,165

Total Purchased Options — 0.0%(9) (identified cost $1,654,642)	$ 549,366
Total Investments — 94.8% (identified cost $1,627,864,265)	$1,593,897,579
Total Written Options — (0.0)%(9) (premiums received $323,828)	$ (64,066)
Securities Sold Short — (3.6)%
Common Stocks — (0.8)%
Security	Shares	Value
New Zealand — (0.8)%
a2 Milk Co. Ltd.(7)	(219,100)	$ (863,040)
Air New Zealand Ltd.	(436,600)	(141,422)
Auckland International Airport Ltd.	(316,002)	(1,460,898)
Chorus Ltd.	(86,192)	(365,207)
Contact Energy Ltd.	(204,200)	(1,042,522)
EBOS Group Ltd.	(13,109)	(270,137)
Fisher & Paykel Healthcare Corp. Ltd.	(123,800)	(2,073,371)

28
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Fletcher Building Ltd.	(235,800)	$ (527,771)
Freightways Group Ltd.	(17,382)	(85,950)
Goodman Property Trust	(210,200)	(281,915)
Infratil Ltd.	(200,700)	(1,288,643)
Kiwi Property Group Ltd.	(236,899)	(112,796)
Mainfreight Ltd.	(21,500)	(859,296)
Mercury NZ Ltd.	(156,572)	(587,594)
Meridian Energy Ltd.	(323,600)	(1,141,298)
Precinct Properties New Zealand Ltd.	(369,107)	(254,041)
Ryman Healthcare Ltd.(7)	(139,400)	(332,739)
SKYCITY Entertainment Group Ltd.	(133,500)	(139,906)
Spark New Zealand Ltd.	(502,600)	(1,412,383)
Total Common Stocks (proceeds $13,980,370)		$(13,240,929)
Exchange-Traded Funds — (1.0)%
United States — (1.0)%
iShares JPMorgan USD Emerging Markets Bond ETF	(186,398)	$ (16,244,586)
Total Exchange-Traded Funds (proceeds $16,683,060)		$(16,244,586)
Sovereign Government Bonds — (1.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(8)	USD	(2,972)	$ (2,360,963)
			$ (2,360,963)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(8)	USD	(5,107)	$ (4,228,320)
			$ (4,228,320)
Mexico — (0.9)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(324,000)	$ (15,347,622)
			$(15,347,622)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(8)	EUR	(7,156)	$ (6,926,275)
Security	Principal Amount (000's omitted)		Value
Poland (continued)
Republic of Poland Government International Bonds: (continued)
2.75%, 5/25/32(8)	EUR	(2,000)	$ (2,020,029)
			$ (8,946,304)
Total Sovereign Government Bonds (proceeds $30,943,824)			$(30,883,209)
Total Securities Sold Short (proceeds $61,607,254)			$(60,368,724)

Other Assets, Less Liabilities — 8.8%	$ 147,932,679
Net Assets — 100.0%	$1,681,397,468
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Principal amount is less than $500.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2024.
(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $119,599,165 or 7.1% of the Portfolio's net assets.
(7)	Non-income producing security.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $333,441,451 or 19.8% of the Portfolio's net assets.
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

29
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(16)	Quantity held represents principal in USD.
(17)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(18)	Restricted security (see Note 5).
(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	Fixed-rate loan.
(21)	Step coupon security. Interest rate represents the rate in effect at April 30, 2024.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2024.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2024 of all interest only securities comprising the trust.
(26)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call BRL	Goldman Sachs International	USD	17,805,000	BRL	5.01	6/11/24	$ 38,103
Put USD vs. Call BRL	JPMorgan Chase Bank, N.A.	USD	15,115,000	BRL	5.01	6/11/24	32,573
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	126,532
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	68,132
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	65,008
Put USD vs. Call MXN	Citibank, N.A.	USD	10,600,000	MXN	17.02	5/17/24	64,066
Put USD vs. Call MXN	Standard Chartered Bank	USD	16,700,000	MXN	16.74	6/20/24	69,505
Put USD vs. Call MXN	Standard Chartered Bank	USD	6,200,000	MXN	16.82	7/2/24	37,206
Put USD vs. Call MXN	Standard Chartered Bank	USD	10,600,000	MXN	16.71	7/5/24	48,241
Total							$549,366
(1)	Amount is less than 0.05%.
30
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Standard Chartered Bank	USD	10,600,000	MXN	17.02	5/17/24	$(64,066)
Total							$(64,066)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,032,093	PHP	116,000,000	5/17/24	$ 24,384
TWD	46,920,000	USD	1,440,859	5/29/24	(3,321)
COP	11,128,430,000	USD	2,793,246	6/20/24	22,727
COP	2,623,000,000	USD	661,128	6/20/24	2,604
EUR	892,690	USD	968,763	6/20/24	(14,187)
EUR	1,359,094	USD	1,474,914	6/20/24	(21,600)
EUR	1,770,319	USD	1,921,182	6/20/24	(28,135)
EUR	1,941,857	USD	2,122,325	6/20/24	(45,848)
EUR	5,158,394	USD	5,597,982	6/20/24	(81,982)
EUR	6,107,078	USD	6,627,511	6/20/24	(97,059)
EUR	7,900,119	USD	8,573,351	6/20/24	(125,555)
EUR	22,700,000	USD	24,809,639	6/20/24	(535,958)
IDR	209,697,227,492	USD	13,424,918	6/20/24	(546,706)
INR	1,905,064,300	USD	22,922,203	6/20/24	(142,209)
INR	2,645,998,000	USD	31,837,300	6/20/24	(197,519)
KRW	7,255,800,000	USD	5,223,457	6/20/24	23,942
KRW	87,340,473	USD	66,894	6/20/24	(3,730)
PEN	100,000	USD	26,900	6/20/24	(353)
PEN	551,000	USD	147,999	6/20/24	(1,720)
PEN	1,229,000	USD	330,110	6/20/24	(3,837)
PEN	2,575,700	USD	694,989	6/20/24	(11,197)
PEN	2,631,700	USD	710,598	6/20/24	(11,939)
PEN	14,850,221	USD	3,961,010	6/20/24	(18,599)
PEN	6,078,000	USD	1,647,154	6/20/24	(33,578)
PEN	7,601,000	USD	2,058,776	6/20/24	(40,875)
PEN	18,527,000	USD	4,997,505	6/20/24	(78,989)
PEN	26,100,000	USD	7,056,299	6/20/24	(127,316)
TWD	82,000,000	USD	2,562,372	6/20/24	(47,844)
TWD	176,000,000	USD	5,474,339	6/20/24	(77,304)
USD	3,742,758	COP	14,786,700,000	6/20/24	1,085
USD	2,164,760	COP	8,567,579,000	6/20/24	(3,207)
USD	4,913,097	COP	19,475,271,000	6/20/24	(14,987)
USD	57,902,424	EUR	52,978,805	6/20/24	1,250,855
USD	44,361,013	EUR	40,588,862	6/20/24	958,322
31
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	29,537,236	EUR	27,025,595	6/20/24	$ 638,087
USD	27,620,669	EUR	25,271,999	6/20/24	596,684
USD	24,809,639	EUR	22,700,000	6/20/24	535,958
USD	24,016,009	EUR	21,973,855	6/20/24	518,813
USD	22,908,019	EUR	20,960,081	6/20/24	494,878
USD	18,931,796	EUR	17,321,968	6/20/24	408,980
USD	17,129,643	EUR	15,673,057	6/20/24	370,048
USD	16,700,056	EUR	15,280,000	6/20/24	360,768
USD	24,437,685	EUR	22,518,688	6/20/24	357,886
USD	13,874,945	EUR	12,695,116	6/20/24	299,738
USD	12,708,122	EUR	11,627,512	6/20/24	274,531
USD	10,562,811	EUR	9,664,623	6/20/24	228,186
USD	8,634,321	EUR	7,900,119	6/20/24	186,526
USD	7,270,717	EUR	6,652,466	6/20/24	157,068
USD	6,543,039	EUR	5,986,664	6/20/24	141,348
USD	3,879,540	EUR	3,549,651	6/20/24	83,809
USD	3,326,768	EUR	3,043,883	6/20/24	71,868
USD	2,495,243	EUR	2,283,065	6/20/24	53,904
USD	1,694,050	EUR	1,550,000	6/20/24	36,596
USD	1,358,519	EUR	1,243,000	6/20/24	29,348
USD	921,106	EUR	842,782	6/20/24	19,899
USD	894,845	EUR	818,754	6/20/24	19,331
USD	675,539	EUR	618,096	6/20/24	14,594
USD	643,193	EUR	592,686	6/20/24	9,419
USD	299,720	EUR	274,234	6/20/24	6,475
USD	241,296	EUR	220,778	6/20/24	5,213
USD	345,046	EUR	317,951	6/20/24	5,053
USD	129,544	EUR	118,528	6/20/24	2,799
USD	173,304	EUR	159,695	6/20/24	2,538
USD	77,320	EUR	70,746	6/20/24	1,670
USD	66,719	EUR	61,480	6/20/24	977
USD	20,615	EUR	18,996	6/20/24	302
USD	35,997,237	IDR	562,276,836,823	6/20/24	1,465,923
USD	7,208,438	IDR	112,596,519,633	6/20/24	293,506
USD	2,407,687	IDR	37,605,429,840	6/20/24	98,211
USD	1,594,616	IDR	24,936,285,183	6/20/24	63,195
USD	194,422	IDR	3,036,870,225	6/20/24	7,917
USD	1,163,204	IDR	18,881,180,000	6/20/24	3,647
USD	5,131,291	INR	426,400,000	6/20/24	32,571
USD	10,960,834	PEN	40,383,000	6/20/24	240,025
USD	7,307,494	PEN	26,923,000	6/20/24	160,023
USD	7,946,100	PEN	29,391,219	6/20/24	143,371
USD	9,541,226	PEN	35,896,000	6/20/24	11,618
USD	16,212,730	PEN	61,251,693	6/20/24	(48,264)
32
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	14,243,202	PEN	53,845,000	6/20/24	$ (51,476)
USD	17,454,833	PHP	970,000,000	6/20/24	677,954
USD	3,138,473	PHP	179,370,000	6/20/24	36,134
BRL	4,450,258	USD	882,286	7/2/24	(30,326)
BRL	4,668,000	USD	925,786	7/2/24	(32,142)
BRL	7,003,000	USD	1,388,272	7/2/24	(47,614)
BRL	7,016,000	USD	1,391,015	7/2/24	(47,868)
BRL	7,562,742	USD	1,500,428	7/2/24	(52,612)
BRL	12,500,000	USD	2,481,045	7/2/24	(88,038)
BRL	15,318,000	USD	3,046,297	7/2/24	(113,810)
					$8,623,604
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	1,221,924,846	EUR	3,085,680	BNP Paribas	5/2/24	$ 38,476	$ —
HUF	1,241,361,268	EUR	3,129,495	UBS AG	5/2/24	44,708	—
CZK	104,499,541	EUR	4,120,092	Goldman Sachs International	5/6/24	36,170	—
CZK	103,500,459	EUR	4,080,600	HSBC Bank USA, N.A.	5/6/24	35,933	—
EUR	8,259,155	CZK	208,000,000	Societe Generale	5/6/24	—	(9,704)
USD	1,222,601	KES	169,146,898	Citibank, N.A.	5/6/24	—	(29,779)
EUR	1,342,901	USD	1,440,856	Barclays Bank PLC	5/10/24	—	(7,321)
USD	18,154,592	EUR	16,919,261	Australia and New Zealand Banking Group Limited	5/10/24	93,424	—
USD	1,213,169	EUR	1,129,386	Australia and New Zealand Banking Group Limited	5/10/24	7,559	—
USD	6,035,603	EUR	5,668,505	Australia and New Zealand Banking Group Limited	5/10/24	—	(15,478)
USD	26,989,558	EUR	25,355,521	Australia and New Zealand Banking Group Limited	5/10/24	—	(77,247)
USD	28,443	EUR	26,241	BNP Paribas	5/10/24	432	—
USD	456,199	EUR	428,506	Citibank, N.A.	5/10/24	—	(1,228)
USD	9,508	EUR	8,815	JPMorgan Chase Bank, N.A.	5/10/24	98	—
USD	4,450	EUR	4,127	JPMorgan Chase Bank, N.A.	5/10/24	45	—
USD	2,299,350	EUR	2,114,511	Standard Chartered Bank	5/10/24	42,127	—
USD	4,924,993	EUR	4,599,353	Standard Chartered Bank	5/10/24	15,223	—
USD	1,782,082	EUR	1,662,925	UBS AG	5/10/24	6,924	—
USD	293,286	EUR	269,790	UBS AG	5/10/24	5,287	—
USD	2,966,291	EUR	2,780,292	UBS AG	5/10/24	—	(1,647)
EUR	1,126,114	HUF	439,963,761	HSBC Bank USA, N.A.	5/13/24	3,425	—
HUF	1,400,506,095	EUR	3,550,950	HSBC Bank USA, N.A.	5/13/24	25,108	—
HUF	2,622,229,210	EUR	6,691,921	JPMorgan Chase Bank, N.A.	5/13/24	760	—
33
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	1,340,911,629	EUR	3,396,476	UBS AG	5/13/24	$ 27,642	$ —
ILS	32,810,269	USD	8,747,073	Bank of America, N.A.	5/13/24	25,929	—
ILS	30,289,731	USD	8,081,141	BNP Paribas	5/13/24	17,905	—
TRY	98,758,776	USD	2,942,250	Standard Chartered Bank	5/13/24	79,341	—
TRY	87,531,067	USD	2,603,764	Standard Chartered Bank	5/13/24	74,308	—
TRY	88,835,201	USD	2,647,077	Standard Chartered Bank	5/13/24	70,895	—
USD	17,104,443	ILS	63,100,000	JPMorgan Chase Bank, N.A.	5/13/24	232,396	—
USD	850,970	UZS	10,905,186,000	ICBC Standard Bank plc	5/14/24	—	(9,189)
UZS	10,905,186,000	USD	836,159	ICBC Standard Bank plc	5/14/24	24,000	—
EUR	16,867,086	HUF	6,590,898,037	BNP Paribas	5/15/24	51,763	—
HUF	991,943,494	EUR	2,535,892	UBS AG	5/15/24	—	(4,974)
EUR	8,137,882	HUF	3,206,121,991	JPMorgan Chase Bank, N.A.	5/17/24	—	(44,795)
HUF	498,647,713	EUR	1,265,684	JPMorgan Chase Bank, N.A.	5/17/24	6,967	—
USD	10,823,396	PHP	617,711,000	Standard Chartered Bank	5/17/24	132,742	—
USD	3,350,521	KRW	4,667,830,506	Standard Chartered Bank	5/20/24	—	(24,282)
MXN	39,515,000	USD	2,323,763	Bank of America, N.A.	5/21/24	—	(23,686)
MXN	9,980,626	USD	587,714	Goldman Sachs International	5/21/24	—	(6,765)
MXN	10,080,932	USD	593,592	Goldman Sachs International	5/21/24	—	(6,804)
MXN	29,996,000	USD	1,762,627	Goldman Sachs International	5/21/24	—	(16,630)
MXN	36,870,000	USD	2,167,407	Goldman Sachs International	5/21/24	—	(21,290)
MXN	38,924,442	USD	2,290,422	Goldman Sachs International	5/21/24	—	(24,720)
USD	6,249,398	MXN	106,381,000	Citibank, N.A.	5/21/24	57,206	—
USD	3,467,725	MXN	58,986,000	JPMorgan Chase Bank, N.A.	5/21/24	34,286	—
TRY	83,849,784	USD	2,461,405	Standard Chartered Bank	5/22/24	78,990	—
USD	2,880,153	PHP	165,940,000	Societe Generale	5/23/24	8,401	—
USD	5,702,066	PHP	328,060,000	Standard Chartered Bank	5/23/24	24,872	—
OMR	6,000,000	USD	15,554,519	Standard Chartered Bank	5/28/24	28,262	—
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(408,840)
EUR	15,438,869	HUF	6,102,521,593	Bank of America, N.A.	5/29/24	—	(120,922)
EUR	15,439,709	HUF	6,105,000,000	BNP Paribas	5/29/24	—	(126,771)
HUF	1,796,571,775	EUR	4,545,176	Bank of America, N.A.	5/29/24	35,599	—
HUF	1,796,466,089	EUR	4,543,311	BNP Paribas	5/29/24	37,304	—
TWD	284,880,000	USD	8,744,924	Standard Chartered Bank	5/29/24	—	(12,719)
HUF	1,283,816,645	EUR	3,265,795	BNP Paribas	6/3/24	4,746	—
HUF	1,179,469,469	EUR	2,998,905	Citibank, N.A.	6/3/24	5,909	—
PLN	33,000,000	EUR	7,619,118	Barclays Bank PLC	6/5/24	—	(9,405)
CZK	208,000,000	EUR	8,249,246	Societe Generale	6/6/24	10,074	—
BRL	49,666,000	USD	9,913,373	Goldman Sachs International	6/13/24	—	(384,606)
EGP	71,463,499	USD	1,553,554	Citibank, N.A.	6/13/24	—	(75,176)
EGP	71,582,501	USD	1,331,767	Standard Chartered Bank	6/13/24	149,072	—
USD	9,907,441	BRL	49,666,000	Goldman Sachs International	6/13/24	378,673	—
USD	3,727,097	EGP	143,046,000	Citibank, N.A.	6/13/24	767,879	—
KZT	921,592,000	USD	1,876,969	JPMorgan Chase Bank, N.A.	6/18/24	184,758	—
USD	1,824,935	KZT	921,592,000	ICBC Standard Bank plc	6/18/24	—	(236,792)
34
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	3,880,000	USD	2,542,545	BNP Paribas	6/20/24	$ —	$ (25,422)
AUD	20,000,000	USD	13,273,584	BNP Paribas	6/20/24	—	(298,728)
AUD	24,000,000	USD	15,921,576	Citibank, N.A.	6/20/24	—	(351,748)
AUD	9,181,049	USD	6,047,419	UBS AG	6/20/24	—	(91,280)
AUD	14,000,000	USD	9,211,510	UBS AG	6/20/24	—	(129,111)
CAD	1,810,400	USD	1,343,338	Bank of America, N.A.	6/20/24	—	(27,206)
CAD	5,733,100	USD	4,254,026	Bank of America, N.A.	6/20/24	—	(86,154)
CAD	2,129,000	USD	1,579,397	Goldman Sachs International	6/20/24	—	(31,648)
CAD	6,740,000	USD	5,000,063	Goldman Sachs International	6/20/24	—	(100,190)
CAD	2,661,000	USD	1,974,958	HSBC Bank USA, N.A.	6/20/24	—	(40,454)
CAD	8,425,000	USD	6,252,921	HSBC Bank USA, N.A.	6/20/24	—	(128,080)
CAD	1,331,000	USD	990,081	Standard Chartered Bank	6/20/24	—	(22,465)
CAD	4,212,000	USD	3,133,148	Standard Chartered Bank	6/20/24	—	(71,091)
CAD	2,128,600	USD	1,586,290	UBS AG	6/20/24	—	(38,832)
CAD	6,739,900	USD	5,022,756	UBS AG	6/20/24	—	(122,955)
CZK	34,020,000	EUR	1,345,245	Bank of America, N.A.	6/20/24	5,209	—
EUR	712,507	CZK	18,100,000	Bank of America, N.A.	6/20/24	—	(6,211)
EUR	3,520,183	CZK	89,115,894	Citibank, N.A.	6/20/24	—	(17,609)
EUR	6,481,559	CZK	164,085,212	Citibank, N.A.	6/20/24	—	(32,422)
EUR	16,129,291	CZK	408,165,914	Goldman Sachs International	6/20/24	—	(73,960)
EUR	22,424,974	CZK	571,186,512	HSBC Bank USA, N.A.	6/20/24	—	(259,966)
EUR	617,800	CZK	15,742,155	JPMorgan Chase Bank, N.A.	6/20/24	—	(7,424)
EUR	16,777,360	CZK	427,503,910	JPMorgan Chase Bank, N.A.	6/20/24	—	(201,614)
EUR	590,650	PLN	2,542,647	Citibank, N.A.	6/20/24	5,102	—
EUR	609,936	PLN	2,624,739	Goldman Sachs International	6/20/24	5,498	—
EUR	2,561,907	USD	2,752,394	JPMorgan Chase Bank, N.A.	6/20/24	—	(12,883)
EUR	5,048,093	USD	5,423,129	JPMorgan Chase Bank, N.A.	6/20/24	—	(25,076)
JPY	848,610,000	USD	5,751,161	Citibank, N.A.	6/20/24	—	(330,458)
JPY	1,239,966,653	USD	8,403,446	Citibank, N.A.	6/20/24	—	(482,856)
MXN	17,981,000	USD	1,049,640	Bank of America, N.A.	6/20/24	—	(7,998)
MXN	907,185	USD	53,425	Goldman Sachs International	6/20/24	—	(872)
MXN	17,506,900	USD	1,031,000	Goldman Sachs International	6/20/24	—	(16,823)
MXN	24,759,000	USD	1,451,625	Goldman Sachs International	6/20/24	—	(17,333)
MXN	150,015,100	USD	8,834,551	Goldman Sachs International	6/20/24	—	(144,156)
MXN	10,052,000	USD	592,869	Societe Generale	6/20/24	—	(10,556)
MXN	764,000	USD	44,719	Standard Chartered Bank	6/20/24	—	(460)
MXN	800,000	USD	47,097	Standard Chartered Bank	6/20/24	—	(753)
MXN	14,189,100	USD	830,525	Standard Chartered Bank	6/20/24	—	(8,548)
MXN	14,200,000	USD	835,970	Standard Chartered Bank	6/20/24	—	(13,362)
MXN	121,504,900	USD	7,111,996	Standard Chartered Bank	6/20/24	—	(73,201)
MXN	121,500,000	USD	7,152,838	Standard Chartered Bank	6/20/24	—	(114,326)
MXN	1,162,000	USD	67,721	State Street Bank and Trust Company	6/20/24	—	(406)
MXN	3,356,856	USD	196,623	State Street Bank and Trust Company	6/20/24	—	(2,160)
MXN	24,290,000	USD	1,409,631	State Street Bank and Trust Company	6/20/24	—	(2,508)
35
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	4,056,580	USD	237,598	State Street Bank and Trust Company	6/20/24	$ —	$ (2,600)
MXN	21,574,000	USD	1,257,321	State Street Bank and Trust Company	6/20/24	—	(7,537)
MXN	24,110,000	USD	1,417,791	State Street Bank and Trust Company	6/20/24	—	(21,095)
MXN	184,740,000	USD	10,766,550	State Street Bank and Trust Company	6/20/24	—	(64,536)
NGN	194,367,272	USD	228,667	JPMorgan Chase Bank, N.A.	6/20/24	—	(89,186)
NZD	9,884,000	USD	5,924,741	BNP Paribas	6/20/24	—	(100,614)
NZD	14,020,000	USD	8,378,244	BNP Paribas	6/20/24	—	(116,987)
NZD	22,966,441	USD	14,199,007	BNP Paribas	6/20/24	—	(666,078)
NZD	10,516,000	USD	6,308,097	JPMorgan Chase Bank, N.A.	6/20/24	—	(111,565)
PLN	33,456,936	EUR	7,639,268	Barclays Bank PLC	6/20/24	74,752	—
SEK	84,998,000	EUR	7,585,535	UBS AG	6/20/24	—	(381,829)
SGD	1,130,000	USD	841,478	Citibank, N.A.	6/20/24	—	(11,805)
SGD	6,000,000	USD	4,502,568	Citibank, N.A.	6/20/24	—	(97,222)
SGD	6,000,000	USD	4,501,574	Goldman Sachs International	6/20/24	—	(96,229)
SGD	6,000,000	USD	4,502,037	Goldman Sachs International	6/20/24	—	(96,692)
SGD	6,000,000	USD	4,503,592	Goldman Sachs International	6/20/24	—	(98,246)
SGD	15,620,000	USD	11,769,138	Goldman Sachs International	6/20/24	—	(300,556)
TRY	144,936,794	USD	4,071,279	Standard Chartered Bank	6/20/24	186,944	—
TRY	149,314,000	USD	4,388,784	Standard Chartered Bank	6/20/24	—	(1,958)
TWD	115,000,000	USD	3,593,307	Standard Chartered Bank	6/20/24	—	(66,836)
TWD	146,000,000	USD	4,563,078	Standard Chartered Bank	6/20/24	—	(85,993)
USD	6,608,091	AUD	10,049,000	BNP Paribas	6/20/24	88,874	—
USD	8,357,694	AUD	12,810,000	HSBC Bank USA, N.A.	6/20/24	47,298	—
USD	6,678,524	AUD	10,151,000	Standard Chartered Bank	6/20/24	93,135	—
USD	6,564,933	CNH	47,000,000	BNP Paribas	6/20/24	71,757	—
USD	1,396,794	CNH	10,000,000	BNP Paribas	6/20/24	15,267	—
USD	7,703,135	CNH	55,000,000	Citibank, N.A.	6/20/24	104,737	—
USD	7,245,522	CNH	51,730,000	Goldman Sachs International	6/20/24	98,883	—
USD	4,613,649	CNH	32,930,000	Goldman Sachs International	6/20/24	64,280	—
USD	6,843,595	CNH	49,000,000	HSBC Bank USA, N.A.	6/20/24	74,114	—
USD	1,396,652	CNH	10,000,000	HSBC Bank USA, N.A.	6/20/24	15,125	—
USD	11,737,794	CNH	84,000,000	JPMorgan Chase Bank, N.A.	6/20/24	132,968	—
USD	2,375,506	CNH	17,000,000	JPMorgan Chase Bank, N.A.	6/20/24	26,910	—
USD	2,507,559	CNH	18,211,000	Standard Chartered Bank	6/20/24	—	(8,339)
USD	31,228,590	CNH	223,470,200	UBS AG	6/20/24	355,580	—
USD	6,542,684	CNH	46,819,115	UBS AG	6/20/24	74,497	—
USD	4,269,146	EUR	4,004,127	Australia and New Zealand Banking Group Limited	6/20/24	—	(12,568)
USD	12,970,319	EUR	12,165,150	Australia and New Zealand Banking Group Limited	6/20/24	—	(38,182)
USD	3,769,427	EUR	3,528,225	Bank of America, N.A.	6/20/24	—	(3,393)
USD	6,940,481	EUR	6,496,366	Bank of America, N.A.	6/20/24	—	(6,247)
USD	1,066,376	JPY	157,348,610	Citibank, N.A.	6/20/24	61,273	—
USD	128,371	JPY	18,689,465	UBS AG	6/20/24	8,987	—
USD	6,234,746	MXN	103,700,000	Goldman Sachs International	6/20/24	227,390	—
36
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,939,996	MXN	100,864,107	Goldman Sachs International	6/20/24	$ 96,925	$ —
USD	11,785,095	MXN	196,300,000	Standard Chartered Bank	6/20/24	413,408	—
USD	7,420,684	MYR	34,570,000	Barclays Bank PLC	6/20/24	187,997	—
USD	13,991,589	NZD	22,630,949	BNP Paribas	6/20/24	656,348	—
USD	1,292,143	NZD	2,090,000	BNP Paribas	6/20/24	60,615	—
USD	635,422	NZD	1,058,596	Citibank, N.A.	6/20/24	11,647	—
USD	547,025	NZD	911,404	Citibank, N.A.	6/20/24	9,982	—
USD	32,672,703	NZD	53,000,000	HSBC Bank USA, N.A.	6/20/24	1,442,560	—
USD	3,082,331	NZD	5,000,000	HSBC Bank USA, N.A.	6/20/24	136,091	—
USD	238,685	NZD	398,304	State Street Bank and Trust Company	6/20/24	3,985	—
USD	15,467,249	THB	545,460,000	Standard Chartered Bank	6/20/24	693,384	—
USD	4,814,900	ZAR	91,670,632	Barclays Bank PLC	6/20/24	—	(36,856)
USD	2,296,301	ZAR	43,693,138	BNP Paribas	6/20/24	—	(16,200)
USD	2,924,958	ZAR	54,750,946	Goldman Sachs International	6/20/24	27,212	—
USD	2,939,400	ZAR	55,050,197	Goldman Sachs International	6/20/24	25,816	—
USD	14,278,964	ZAR	269,138,472	HSBC Bank USA, N.A.	6/20/24	34,554	—
USD	2,280,167	ZAR	43,382,432	HSBC Bank USA, N.A.	6/20/24	—	(15,889)
USD	6,255,144	ZAR	117,748,081	JPMorgan Chase Bank, N.A.	6/20/24	23,215	—
USD	3,763,026	ZAR	70,956,152	JPMorgan Chase Bank, N.A.	6/20/24	7,605	—
USD	3,760,658	ZAR	70,956,152	JPMorgan Chase Bank, N.A.	6/20/24	5,237	—
USD	11,276,339	ZAR	211,923,000	UBS AG	6/20/24	60,113	—
USD	2,104,227	ZAR	39,546,003	UBS AG	6/20/24	11,217	—
USD	4,492,022	ZAR	85,332,700	UBS AG	6/20/24	—	(24,292)
USD	7,062,309	ZAR	134,991,098	UBS AG	6/20/24	—	(82,223)
NGN	1,020,857,426	USD	1,237,403	Societe Generale	6/21/24	—	(505,081)
TRY	48,061,285	USD	1,421,943	Standard Chartered Bank	6/21/24	—	(11,373)
USD	1,368,866	TRY	48,061,285	Standard Chartered Bank	6/21/24	—	(41,703)
NGN	530,630,105	USD	624,276	Standard Chartered Bank	6/24/24	—	(244,032)
KZT	801,667,000	USD	1,568,053	Societe Generale	6/25/24	222,619	—
USD	1,564,228	KZT	801,667,000	ICBC Standard Bank plc	6/25/24	—	(226,443)
NGN	546,549,008	USD	624,276	Standard Chartered Bank	6/26/24	—	(232,905)
ILS	29,920,764	USD	7,995,928	Barclays Bank PLC	7/2/24	22,392	—
ILS	29,676,068	USD	7,937,961	Goldman Sachs International	7/2/24	14,784	—
USD	4,083,904	ILS	15,070,872	Bank of America, N.A.	7/2/24	45,134	—
USD	8,055,393	ILS	29,676,068	Barclays Bank PLC	7/2/24	102,647	—
USD	4,023,862	ILS	14,849,892	Goldman Sachs International	7/2/24	44,311	—
NGN	515,167,294	USD	578,844	Standard Chartered Bank	7/3/24	—	(210,868)
NGN	554,934,742	USD	616,594	Societe Generale	7/8/24	—	(220,855)
OMR	3,571,000	USD	9,258,491	Standard Chartered Bank	7/8/24	14,911	—
OMR	208,000	USD	539,633	Standard Chartered Bank	7/8/24	514	—
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(248,443)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(242,582)
ILS	33,423,932	USD	8,953,399	Barclays Bank PLC	7/10/24	7,313	—
USD	9,116,612	ILS	33,423,932	Citibank, N.A.	7/10/24	155,900	—
37
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	42,909,873	EUR	9,829,934	Citibank, N.A.	7/19/24	$ 43,917	$ —
PLN	28,457,999	EUR	6,503,050	UBS AG	7/19/24	46,473	—
UZS	30,555,145,519	USD	2,304,310	ICBC Standard Bank plc	7/22/24	54,978	—
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(237,711)
UZS	5,093,847,982	USD	384,383	ICBC Standard Bank plc	8/26/24	877	—
UZS	24,188,881,000	USD	1,789,780	ICBC Standard Bank plc	8/30/24	54,798	—
UZS	22,609,741,000	USD	1,672,318	JPMorgan Chase Bank, N.A.	8/30/24	51,839	—
USD	322,732	AMD	128,705,675	Citibank, N.A.	9/6/24	—	(4,318)
EGP	14,017,368	USD	239,532	Citibank, N.A.	9/11/24	42,105	—
USD	330,137	EGP	14,017,368	Standard Chartered Bank	9/11/24	48,500	—
KZT	1,359,576,031	USD	2,607,049	Citibank, N.A.	9/16/24	376,347	—
KZT	870,689,175	USD	1,668,786	Citibank, N.A.	9/16/24	241,817	—
KZT	680,439,778	USD	1,303,525	Citibank, N.A.	9/16/24	189,604	—
KZT	679,788,016	USD	1,303,525	Citibank, N.A.	9/16/24	188,174	—
USD	448,066	AMD	182,027,000	Citibank, N.A.	9/16/24	—	(13,953)
USD	1,303,525	KZT	666,427,000	Citibank, N.A.	9/16/24	—	(158,854)
USD	2,607,048	KZT	1,323,077,000	Citibank, N.A.	9/16/24	—	(296,256)
USD	3,128,459	KZT	1,600,989,000	Citibank, N.A.	9/16/24	—	(384,683)
EGP	125,096,044	USD	2,696,035	HSBC Bank USA, N.A.	9/17/24	—	(187,107)
EGP	71,623,956	USD	1,463,206	ICBC Standard Bank plc	9/17/24	—	(26,715)
USD	4,863,288	EGP	196,720,000	Citibank, N.A.	9/17/24	917,869	—
KZT	676,529,000	USD	1,344,988	Citibank, N.A.	9/19/24	138,538	—
USD	1,303,524	KZT	676,529,000	Citibank, N.A.	9/19/24	—	(180,002)
TRY	23,891,755	USD	656,751	Standard Chartered Bank	9/20/24	—	(22,788)
TRY	23,891,754	USD	656,975	Standard Chartered Bank	9/20/24	—	(23,012)
TRY	59,625,000	USD	1,626,002	Standard Chartered Bank	9/20/24	—	(43,864)
TRY	238,255,000	USD	6,505,113	Standard Chartered Bank	9/20/24	—	(183,063)
USD	6,220,500	TRY	238,255,000	Standard Chartered Bank	9/20/24	—	(101,550)
TRY	160,529,262	USD	4,071,247	Standard Chartered Bank	9/23/24	173,982	—
TRY	150,286,305	USD	3,837,781	Standard Chartered Bank	9/23/24	136,571	—
TRY	64,768,000	USD	1,744,137	Standard Chartered Bank	9/23/24	—	(31,334)
USD	1,689,161	TRY	64,768,000	Standard Chartered Bank	9/23/24	—	(23,642)
KZT	691,976,000	USD	1,375,698	Societe Generale	9/30/24	137,886	—
USD	1,328,169	KZT	691,976,000	Bank of America, N.A.	9/30/24	—	(185,415)
UZS	7,833,244,114	USD	583,482	JPMorgan Chase Bank, N.A.	10/4/24	7,290	—
TRY	39,856,193	USD	987,489	Standard Chartered Bank	10/17/24	38,793	—
TRY	39,829,282	USD	987,348	Standard Chartered Bank	10/17/24	38,241	—
PLN	30,375,192	EUR	6,912,879	Bank of America, N.A.	10/21/24	37,072	—
USD	1,297,814	OMR	500,000	Standard Chartered Bank	10/22/24	—	(158)
UZS	4,986,956,612	USD	366,688	JPMorgan Chase Bank, N.A.	10/22/24	7,539	—
UZS	5,005,291,011	USD	366,688	JPMorgan Chase Bank, N.A.	10/24/24	8,681	—
EGP	23,324,710	USD	450,719	HSBC Bank USA, N.A.	11/27/24	6,866	—
USD	4,337,898	HKD	33,700,000	BNP Paribas	12/9/24	7,427	—
USD	11,933,727	HKD	92,700,000	Deutsche Bank AG	12/9/24	21,720	—
38
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	256,907,557	USD	6,600,119	Standard Chartered Bank	12/16/24	$ —	$ (383,407)
TRY	64,327,715	USD	1,541,892	Standard Chartered Bank	12/18/24	11,641	—
USD	758,751	KES	111,536,419	Standard Chartered Bank	12/18/24	—	(38,575)
TRY	169,761,372	USD	4,015,677	Standard Chartered Bank	1/6/25	8,331	—
TRY	80,088,000	USD	1,894,580	Standard Chartered Bank	1/6/25	3,818	—
TRY	57,009,900	USD	1,347,568	Standard Chartered Bank	1/6/25	3,789	—
TRY	60,062,400	USD	1,420,923	Standard Chartered Bank	1/6/25	2,791	—
UZS	15,376,313,000	USD	1,098,308	JPMorgan Chase Bank, N.A.	1/6/25	28,437	—
SAR	5,828,000	USD	1,549,642	Standard Chartered Bank	1/8/25	1,758	—
TRY	72,990,000	USD	1,699,432	Standard Chartered Bank	1/15/25	15,700	—
UZS	16,702,683,000	USD	1,187,113	ICBC Standard Bank plc	1/23/25	63,587	—
UZS	11,266,196,720	USD	806,168	ICBC Standard Bank plc	1/23/25	37,447	—
TRY	54,319,443	USD	1,237,947	Standard Chartered Bank	1/29/25	21,458	—
TRY	99,122,295	USD	2,283,293	Standard Chartered Bank	1/29/25	14,873	—
TRY	51,738,000	USD	1,191,278	Standard Chartered Bank	1/29/25	8,275	—
TRY	102,687,143	USD	2,372,642	Standard Chartered Bank	2/10/25	—	(16,883)
UZS	16,619,585,000	USD	1,187,113	ICBC Standard Bank plc	2/10/25	18,369	—
EGP	160,694,420	USD	2,669,343	Citibank, N.A.	2/13/25	400,171	—
UZS	12,273,226,786	USD	873,539	JPMorgan Chase Bank, N.A.	2/13/25	15,911	—
UZS	14,963,793,783	USD	1,064,281	JPMorgan Chase Bank, N.A.	2/18/25	18,587	—
EGP	53,831,741	USD	889,781	Citibank, N.A.	2/20/25	135,722	—
EGP	33,046,461	USD	533,869	Citibank, N.A.	2/20/25	95,672	—
EGP	27,805,651	USD	444,890	Citibank, N.A.	2/20/25	84,812	—
NGN	1,567,021,679	USD	851,642	Standard Chartered Bank	2/24/25	168,963	—
NGN	794,156,367	USD	425,821	Standard Chartered Bank	2/24/25	91,415	—
NGN	1,216,220,810	USD	735,321	JPMorgan Chase Bank, N.A.	2/25/25	56,552	—
EGP	13,292,925	USD	245,938	Goldman Sachs International	2/26/25	6,712	—
EGP	29,051,345	USD	444,890	Citibank, N.A.	2/27/25	107,057	—
EGP	25,014,906	USD	450,719	HSBC Bank USA, N.A.	2/27/25	24,540	—
UZS	13,634,050,578	USD	968,671	ICBC Standard Bank plc	2/28/25	15,121	—
UZS	5,369,835,218	USD	384,383	ICBC Standard Bank plc	3/5/25	2,529	—
UZS	4,968,301,730	USD	352,237	JPMorgan Chase Bank, N.A.	3/17/25	4,510	—
UZS	4,160,754,064	USD	294,880	JPMorgan Chase Bank, N.A.	3/20/25	3,625	—
USD	758,751	KES	113,812,672	Standard Chartered Bank	3/21/25	—	(40,036)
USD	1,138,113	KES	165,880,000	Standard Chartered Bank	4/4/25	—	(22,874)
UZS	4,142,721,282	USD	291,741	JPMorgan Chase Bank, N.A.	4/4/25	2,013	—
TRY	75,590,000	USD	1,646,854	Standard Chartered Bank	4/8/25	8,839	—
TRY	67,960,000	USD	1,482,237	Standard Chartered Bank	4/8/25	6,332	—
USD	1,380,117	KES	201,497,151	Standard Chartered Bank	4/9/25	—	(28,756)
UZS	3,689,671,414	USD	257,659	Standard Chartered Bank	4/15/25	3,971	—
USD	1,380,117	KES	201,290,134	Standard Chartered Bank	4/16/25	66,537	—
UZS	12,250,550,000	USD	859,989	ICBC Standard Bank plc	4/17/25	11,894	—
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(63,200)
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(63,200)
39
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	17,699,754	BHD	6,766,439	Standard Chartered Bank	6/18/25	$ —	$ (174,676)
USD	5,911,596	SAR	22,308,000	Standard Chartered Bank	6/18/25	—	(20,502)
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	13,796	—
						$13,886,093	$(12,932,647)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Nikkei 225 Index	49	Long	6/13/24	$ 9,356,550	$ (357,700)
Euro Stoxx 50 Index	(354)	Short	6/21/24	(18,424,513)	(12,266)
IFSC Nifty 50 Index	(188)	Short	5/30/24	(8,533,695)	(58,900)
S&P/TSX 60 Index	(48)	Short	6/20/24	(9,103,839)	107,311
Interest Rate Futures
Euro-Bobl	(252)	Short	6/6/24	(31,312,048)	416,849
Euro-BTP	(164)	Short	6/6/24	(20,475,694)	459,141
Euro-Bund	(475)	Short	6/6/24	(65,940,188)	1,447,690
Euro-Buxl	(76)	Short	6/6/24	(10,456,346)	358,709
Euro-Schatz	(53)	Short	6/6/24	(5,945,193)	31,957
Japan 10-Year Bond	(48)	Short	6/13/24	(43,978,062)	316,520
U.S. 2-Year Treasury Note	(1)	Short	6/28/24	(202,656)	1,945
U.S. 5-Year Treasury Note	(127)	Short	6/28/24	(13,302,258)	59,344
U.S. 10-Year Treasury Note	(448)	Short	6/18/24	(48,132,000)	830,744
U.S. Long Treasury Bond	(79)	Short	6/18/24	(8,991,188)	50,938
U.S. Ultra 10-Year Treasury Note	(72)	Short	6/18/24	(7,935,750)	250,530
U.S. Ultra-Long Treasury Bond	(163)	Short	6/18/24	(19,488,688)	1,000,073
					$4,902,885
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 742,593
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	742,593
40
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 741,833
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	815,931
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(895,131)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(895,131)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(897,358)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,037,052)
EUR	2,590	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	45,358
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,192,179)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(424,586)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	763,985
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	376,487
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	472,038
USD	3,510	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	131,053
							$ (509,566)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	68,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.34% (pays upon termination)	7/1/25	$ (16,285)	$ —	$ (16,285)
BRL	103,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.43% (pays upon termination)	7/1/25	(4,333)	—	(4,333)
BRL	144,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	7/1/25	21,759	—	21,759
41
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	48,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	7/1/25	$ 11,909	$ —	$ 11,909
BRL	23,600	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	7/1/25	7,640	—	7,640
BRL	265,610	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.96% (pays upon termination)	1/2/26	(549,727)	—	(549,727)
BRL	296,860	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.98% (pays upon termination)	1/2/26	(589,026)	—	(589,026)
CLP	16,042,220	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	348,103	4,803	352,906
CLP	5,387,780	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	141,991	—	141,991
CLP	4,336,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	147,870	—	147,870
CLP	4,643,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	82,729	—	82,729
CLP	4,537,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	149,437	—	149,437
CLP	3,099,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	100,826	—	100,826
CLP	1,500,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	34,922	—	34,922
CLP	3,719,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	82,094	—	82,094
CLP	2,023,966	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	43,049	—	43,049
CLP	3,719,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	76,109	—	76,109
CLP	1,860,034	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	33,575	—	33,575
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,188,831	—	1,188,831
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(592,031)	—	(592,031)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(898,440)	—	(898,440)
42
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	$(1,172,819)	$ —	$ (1,172,819)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(570,366)	—	(570,366)
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	172,398	—	172,398
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	59,313	—	59,313
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	325,565	—	325,565
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	186,617	—	186,617
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	55,759	—	55,759
COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	165,984	—	165,984
COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(173,217)	—	(173,217)
COP	34,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	328,798	—	328,798
COP	4,471,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(15,943)	(38)	(15,981)
CZK	223,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.18% (pays annually)	9/20/28	169,175	—	169,175
CZK	104,061	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(8,334)	—	(8,334)
CZK	183,208	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(9,609)	—	(9,609)
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(4,844)	—	(4,844)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	29,260	(32)	29,228
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	71,861	—	71,861
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	34,441	—	34,441
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	34,642	—	34,642
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	19,149	—	19,149
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	42,002	—	42,002
43
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	$ 34,596	$ —	$ 34,596
GBP	5,154	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	39,733	—	39,733
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.61% (pays annually)	12/20/28	(142,382)	—	(142,382)
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.64% (pays annually)	12/20/28	(136,756)	—	(136,756)
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.69% (pays annually)	12/20/28	(127,257)	—	(127,257)
GBP	3,422	Pays	1-day Sterling Overnight Index Average (pays annually)	3.72% (pays annually)	12/20/28	(124,853)	—	(124,853)
GBP	4,702	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	(24,770)	—	(24,770)
GBP	4,698	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	(22,117)	—	(22,117)
GBP	10,164	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	14,920	—	14,920
GBP	5,082	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	63,514	—	63,514
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	(168,936)	—	(168,936)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(161,359)	—	(161,359)
GBP	5,536	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(162,785)	—	(162,785)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	(157,722)	—	(157,722)
GBP	5,495	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(139,968)	—	(139,968)
INR	1,450,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	(21,743)	—	(21,743)
INR	1,450,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	(15,839)	—	(15,839)
INR	725,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	(5,437)	—	(5,437)
INR	725,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	(2,097)	—	(2,097)
INR	725,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	620	—	620
44
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	725,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	$ 1,396	$ —	$ 1,396
INR	539,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	1,616	—	1,616
INR	725,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	6,368	—	6,368
INR	725,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	9,163	—	9,163
INR	5,057,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	(911,190)	—	(911,190)
JPY	2,838,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	84,501	—	84,501
JPY	2,405,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	67,698	—	67,698
JPY	564,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	10,164	—	10,164
JPY	718,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.57% (pays annually)	6/19/29	8,395	—	8,395
JPY	16,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	483	—	483
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	620	—	620
JPY	13,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	344	—	344
JPY	2,050,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	38,530	—	38,530
JPY	1,054,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.86% (pays annually)	9/20/33	(10,434)	—	(10,434)
JPY	649,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.07% (pays annually)	12/20/33	(71,965)	—	(71,965)
JPY	1,117,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.95% (pays annually)	3/21/34	(8,863)	(5)	(8,868)
JPY	841,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.55% (pays annually)	6/19/54	149,570	—	149,570
KRW	613,331	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(8,122)	—	(8,122)
KRW	2,915,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(22,410)	—	(22,410)
45
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	2,976,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	$ (2,328)	$ —	$ (2,328)
KRW	2,770,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	4,237	—	4,237
KRW	2,806,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	10,021	—	10,021
MXN	745,010	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	(57,643)	—	(57,643)
MXN	2,045,310	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(204,183)	—	(204,183)
MXN	1,804,480	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(232,536)	—	(232,536)
MXN	143,110	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	(470,202)	—	(470,202)
MXN	137,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	(421,085)	—	(421,085)
MXN	85,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(369,318)	—	(369,318)
MXN	88,070	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(363,478)	—	(363,478)
TWD	108,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	97,076	—	97,076
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	125,894	—	125,894
TWD	145,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	117,137	—	117,137
TWD	343,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	269,753	—	269,753
TWD	118,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	89,509	—	89,509
TWD	473,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	352,106	—	352,106
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	104,686	—	104,686
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	103,626	—	103,626
TWD	566,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	211,916	—	211,916
TWD	229,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(21,271)	—	(21,271)
USD	20,300	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(616,682)	—	(616,682)
46
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	20,300	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	$ (615,749)	$ —	$ (615,749)
USD	4,500	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	(120,837)	—	(120,837)
USD	4,500	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	(120,325)	—	(120,325)
USD	12,600	Pays	SOFR (pays annually)	3.76% (pays annually)	9/20/33	(157,228)	—	(157,228)
Total						$(4,640,844)	$4,728	$(4,636,116)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	64,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$ 108,556
JPMorgan Chase Bank, N.A.	MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	62,369
JPMorgan Chase Bank, N.A.	MYR	37,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	58,971
Nomura International PLC	MYR	78,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	147,433
Standard Chartered Bank	MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	66,151
Total							$443,480
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	$ 5,517	1.00% (pays quarterly)(1)	1.80%	6/20/29	$ (212,191)	$ 210,209	$ (1,982)
Total	$5,517				$(212,191)	$210,209	$(1,982)
47
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$ 4,140	1.00% (pays quarterly)(1)	6/20/29	$ (163,599)	$ 159,977	$ (3,622)
Export-Import Bank of India	9,000	1.00% (pays quarterly)(1)	6/20/29	(228,093)	205,309	(22,784)
Finland	8,420	0.25% (pays quarterly)(1)	6/20/29	(17,974)	9,717	(8,257)
France	17,660	0.25% (pays quarterly)(1)	6/20/29	(7,305)	(4,071)	(11,376)
Germany	36,910	0.25% (pays quarterly)(1)	6/20/29	(262,160)	213,877	(48,283)
Hungary	4,410	1.00% (pays quarterly)(1)	6/20/29	45,526	(78,406)	(32,880)
Malaysia	122,530	1.00% (pays quarterly)(1)	6/20/29	(3,065,660)	3,259,152	193,492
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	2,580	1.00% (pays quarterly)(1)	6/20/24	(5,839)	(10,843)	(16,682)
Markit CDX Emerging Markets Index (CDX.EM.IG.41.V1)	107,000	1.00% (pays quarterly)(1)	6/20/29	(1,296,798)	1,488,361	191,563
Philippines	45,000	1.00% (pays quarterly)(1)	6/20/29	(719,860)	657,775	(62,085)
Poland	27,220	1.00% (pays quarterly)(1)	6/20/29	(365,366)	332,852	(32,514)
Qatar	5,300	1.00% (pays quarterly)(1)	6/20/29	(141,667)	146,197	4,530
Romania	3,920	1.00% (pays quarterly)(1)	6/20/29	86,755	(108,926)	(22,171)
Saudi Arabia	24,613	1.00% (pays quarterly)(1)	6/20/29	(541,306)	525,199	(16,107)
South Africa	162,351	1.00% (pays quarterly)(1)	6/20/29	9,610,271	(10,942,301)	(1,332,030)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	1,064,027	(1,052,025)	12,002
Sweden	17,470	0.25% (pays quarterly)(1)	6/20/29	(95,380)	76,837	(18,543)
Turkey	41,088	1.00% (pays quarterly)(1)	6/20/29	3,331,361	(3,858,155)	(526,794)
United Kingdom	17,630	1.00% (pays quarterly)(1)	6/20/29	(609,886)	563,668	(46,218)
Total				$ 6,617,047	$ (8,415,806)	$ (1,798,759)
48
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	Barclays Bank PLC	$ 13,000	1.00% (pays quarterly)(1)	0.76%	6/20/29	$ 155,567	$ (133,851)	$ 21,716
Indonesia	BNP Paribas	7,000	1.00% (pays quarterly)(1)	0.76	6/20/29	83,849	(74,663)	9,186
Indonesia	Deutsche Bank AG	7,000	1.00% (pays quarterly)(1)	0.76	6/20/29	83,849	(68,953)	14,896
Indonesia	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	0.76	6/20/29	59,892	(49,252)	10,640
Indonesia	JPMorgan Chase Bank, N.A.	6,000	1.00% (pays quarterly)(1)	0.76	6/20/29	71,870	(60,458)	11,412
Panama	Goldman Sachs International	8,690	1.00% (pays quarterly)(1)	1.80	6/20/29	(297,992)	275,513	(22,479)
Petroleos Mexicanos	Bank of America, N.A.	18,707	1.00% (pays quarterly)(1)	1.89	3/20/25	(122,033)	276,169	154,136
Petroleos Mexicanos	Barclays Bank PLC	8,020	1.00% (pays quarterly)(1)	1.37	6/20/24	5,124	8,665	13,789
Vietnam	Bank of America, N.A.	1,000	1.00% (pays quarterly)(1)	1.18	6/20/29	(6,899)	8,397	1,498
Vietnam	BNP Paribas	2,000	1.00% (pays quarterly)(1)	1.18	6/20/29	(13,798)	18,567	4,769
Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.49	6/20/24	17,122	(3,723)	13,399
Vietnam	Goldman Sachs International	3,100	1.00% (pays quarterly)(1)	1.18	6/20/29	(21,404)	27,465	6,061
Vietnam	Goldman Sachs International	2,500	1.00% (pays quarterly)(1)	1.30	6/20/29	(25,252)	22,112	(3,140)
Total		$91,117				$ (10,105)	$ 245,988	$235,883
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$ 8,580	1.00% (pays quarterly)(1)	6/20/29	$ (277,648)	$ 281,112	$ 3,464
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(20,483)	(7,118)	(27,601)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(30,861)	(10,734)	(41,595)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(14,112)	103	(14,009)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(43,934)	1,282	(42,652)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(312,096)	(191,089)	(503,185)
49
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Goldman Sachs International	$28,800	1.00% (pays quarterly)(1)	6/20/34	$ (431,102)	$ 368,063	$ (63,039)
Total					$(1,130,236)	$ 441,619	$(688,617)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $96,634,206.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	74,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	8/26/24	$ 62,362
Citibank, N.A.	USD	16,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	6/18/24	66,226
Citibank, N.A.	KRW	18,000	Positive Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	6/13/24	87,660
						$216,248
50
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 3,452,164,660 (pays semi-annually)*	1.41% on CLP equivalent of CLF 98,000 (pays semi-annually)*	1/13/33	$ 144,986
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	4/8/32	(207,548)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	4/11/32	(688,266)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	4/20/32	(95,788)
				$(846,616)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices

KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah

ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
51
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Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia

USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand

52
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $1,475,400,525)	$ 1,441,433,839
Affiliated investments, at value (identified cost $152,463,740)	152,463,740
Cash	9,454,149
Deposits for derivatives collateral:
Centrally cleared derivatives	49,477,576
OTC derivatives	1,240,000
Cash collateral for securities sold short	44,806,689
Foreign currency, at value (identified cost $9,393,213)	9,304,043
Interest and dividends receivable	21,757,213
Dividends receivable from affiliated investments	724,265
Receivable for investments sold	27,454,284
Receivable for variation margin on open futures contracts	1,373,033
Receivable for variation margin on open centrally cleared derivatives	641,538
Receivable for open forward foreign currency exchange contracts	13,886,093
Receivable for open swap contracts	1,069,680
Upfront payments on open non-centrally cleared swap contracts	599,841
Receivable for closed swap contracts	923,867
Tax reclaims receivable	131,733
Receivable from affiliates	22
Trustees' deferred compensation plan	268,838
Total assets	$1,777,010,443
Liabilities
Cash collateral due to brokers	$ 1,240,000
Written options outstanding, at value (premiums received $323,828)	64,066
Payable for investments purchased	14,197,671
Payable for securities sold short, at value (proceeds $61,607,254)	60,368,724
Payable for open forward foreign currency exchange contracts	12,932,647
Payable for open swap contracts	1,709,302
Upfront receipts on open non-centrally cleared swap contracts	1,287,448
Payable to affiliates:
Investment adviser fee	792,512
Trustees' fees	8,833
Trustees' deferred compensation plan	268,838
Interest payable on securities sold short	1,868,237
Accrued foreign capital gains taxes	3,187
Accrued expenses and other liabilities	871,510
Total liabilities	$ 95,612,975
Net Assets applicable to investors' interest in Portfolio	$1,681,397,468
53
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $115,341)	$ 1,272,383
Dividend income from affiliated investments	2,771,783
Interest income (net of foreign taxes withheld of $582,751)	56,451,887
Other income	59,959
Total investment income	$ 60,556,012
Expenses
Investment adviser fee	$ 4,859,884
Trustees’ fees and expenses	51,758
Custodian fee	591,912
Legal and accounting services	137,260
Interest expense and fees	424,921
Interest and dividend expense on securities sold short	3,549,898
Miscellaneous	38,459
Total expenses	$ 9,654,092
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 80,781
Total expense reductions	$ 80,781
Net expenses	$ 9,573,311
Net investment income	$ 50,982,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,746,298)
Written options	215,859
Securities sold short	(4,352,754)
Futures contracts	(6,045,898)
Swap contracts	(9,426,229)
Foreign currency transactions	2,979,799
Forward foreign currency exchange contracts	(7,188,695)
Net realized loss	$(26,564,216)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $140)	$ 66,540,515
Written options	201,275
Securities sold short	(3,895,136)
Futures contracts	1,078,850
Swap contracts	(6,914,968)
Foreign currency	330,060
Forward foreign currency exchange contracts	9,132,633
Net change in unrealized appreciation (depreciation)	$ 66,473,229
Net realized and unrealized gain	$ 39,909,013
Net increase in net assets from operations	$ 90,891,714
54
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 50,982,701	$ 113,439,876
Net realized loss	(26,564,216)	(180,694,373)
Net change in unrealized appreciation (depreciation)	66,473,229	230,134,183
Net increase in net assets from operations	$ 90,891,714	$ 162,879,686
Capital transactions:
Contributions	$ 70,467,869	$ 98,428,362
Withdrawals	(272,098,566)	(324,965,141)
Net decrease in net assets from capital transactions	$ (201,630,697)	$ (226,536,779)
Net decrease in net assets	$ (110,738,983)	$ (63,657,093)
Net Assets
At beginning of period	$ 1,792,136,451	$ 1,855,793,544
At end of period	$1,681,397,468	$1,792,136,451
55
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses (1)	1.17% (2)(3)	1.01% (3)	0.73% (3)	0.70%	0.66%	0.65%
Net investment income	6.21% (2)	6.26%	5.49%	4.60%	4.53%	5.41%
Portfolio Turnover	70% (4)	96%	81%	88%	81%	61%
Total Return	5.69% (4)	9.29%	(3.93)%	4.52%	4.03%	6.56%
Net assets, end of period (000’s omitted)	$1,681,397	$1,792,136	$1,855,794	$2,563,864	$3,165,729	$3,559,727
(1)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.37%, 0.08%, 0.06%, 0.01% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(4)	Not annualized.
56
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2024 were $8,031,495 or 0.5% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
57

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Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s consolidated financial statements for such outstanding reclaims.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
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April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between
59

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
S  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty
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Notes to Consolidated Financial Statements (Unaudited) — continued

making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
T  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
U  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
V  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $4,859,884 or 0.59% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $80,781 relating to the Portfolio’s investment in the Liquidity Fund.
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Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 801,832,864	$ 599,663,893
U.S. Government and Agency Securities	20,542,387	141,127,420
	$822,375,251	$740,791,313
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,838,425,753
Gross unrealized appreciation	$ 71,749,639
Gross unrealized depreciation	(308,685,343)
Net unrealized depreciation	$ (236,935,704)
5  Restricted Securities
At April 30, 2024, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 6,044,892
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	5,897,220
Sussex Capital Ltd., Designated Investment Series 16, 12/21	11/30/22	817	811,902	17,651
Sussex Capital Ltd., Designated Investment Series 16, 11/22	1/24/22	793	792,084	224,316
Sussex Capital Ltd., Series 16, Preference Shares	6/1/21	1,075	761,374	1,367,535
Total Restricted Securities			$12,465,360	$13,551,614
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6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Consolidated Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: During the six months ended April 30, 2024, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the six months ended April 30, 2024, the Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $15,605,929. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $20,448,998 at April 30, 2024.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$ —	$ 549,366	$ —	$ 549,366
Not applicable	—	14,137,940*	107,311*	11,451,308*	16,240,311*	41,936,870
Receivable for open forward foreign currency exchange contracts	—	—	—	13,886,093	—	13,886,093
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	128,588	477,273	87,660	—	588,466	1,281,987
Total Asset Derivatives	$128,588	$14,615,213	$ 194,971	$ 25,886,767	$ 16,828,777	$ 57,654,316
Derivatives not subject to master netting or similar agreements	$ —	$14,137,940	$ 107,311	$ 11,451,308	$ 16,240,311	$ 41,936,870
Total Asset Derivatives subject to master netting or similar agreements	$128,588	$ 477,273	$ 87,660	$ 14,435,459	$ 588,466	$ 15,717,446
Written options outstanding, at value	$ —	$ —	$ —	$ (64,066)	$ —	$ (64,066)
Not applicable	—	(7,733,084)*	(428,866)*	(2,827,704)*	(16,166,281)*	(27,155,935)
Payable for open forward foreign currency exchange contracts	—	—	—	(12,932,647)	—	(12,932,647)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(1,617,614)	—	—	(991,602)	(2,609,216)
Total Liability Derivatives	$ —	$ (9,350,698)	$(428,866)	$(15,824,417)	$(17,157,883)	$(42,761,864)
Derivatives not subject to master netting or similar agreements	$ —	$ (7,733,084)	$(428,866)	$ (2,827,704)	$(16,166,281)	$(27,155,935)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (1,617,614)	$ —	$(12,996,713)	$ (991,602)	$(15,605,929)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Australia and New Zealand Banking Group Limited	$ 100,983	$ (100,983)	$ —	$ —	$ —	$ —
Bank of America, N.A.	148,943	(148,943)	—	—	—	—
Barclays Bank PLC	700,778	(417,022)	—	(10,000)	273,756	10,000
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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
BNP Paribas	$ 1,197,125	$ (1,134,763)	$ (62,362)	$ —	$ —	$ —
Citibank, N.A.	4,467,948	(2,468,369)	—	—	1,999,579	—
Deutsche Bank AG	105,569	—	—	—	105,569	—
Goldman Sachs International	1,141,771	(1,141,771)	—	—	—	—
HSBC Bank USA, N.A.	1,845,614	(631,496)	(548,472)	—	665,646	—
ICBC Standard Bank plc	283,600	(283,600)	—	—	—	—
JPMorgan Chase Bank, N.A.	1,345,684	(770,191)	—	(575,493)	—	1,100,000
Nomura International PLC	147,433	(43,934)	—	(103,499)	—	130,000
Societe Generale	378,980	(378,980)	—	—	—	—
Standard Chartered Bank	3,207,605	(3,207,605)	—	—	—	—
State Street Bank and Trust Company	3,985	(3,985)	—	—	—	—
UBS AG	641,428	(641,428)	—	—	—	—
	$15,717,446	$(11,373,070)	$(610,834)	$(688,992)	$3,044,550	$1,240,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$ (143,475)	$ 100,983	$ 42,492	$ —	$ —	$ —
Bank of America, N.A.	(596,164)	148,943	339,154	—	(108,067)	—
Barclays Bank PLC	(417,022)	417,022	—	—	—	—
BNP Paribas	(1,850,752)	1,134,763	531,639	—	(184,350)	—
Citibank, N.A.	(2,468,369)	2,468,369	—	—	—	—
Goldman Sachs International	(3,218,984)	1,141,771	1,831,850	—	(245,363)	—
HSBC Bank USA, N.A.	(631,496)	631,496	—	—	—	—
ICBC Standard Bank plc	(499,139)	283,600	215,539	—	—	—
JPMorgan Chase Bank, N.A.	(770,191)	770,191	—	—	—	—
Nomura International PLC	(43,934)	43,934	—	—	—	—
Societe Generale	(746,196)	378,980	289,963	—	(77,253)	—
Standard Chartered Bank	(3,242,222)	3,207,605	34,617	—	—	—
State Street Bank and Trust Company	(100,842)	3,985	—	—	(96,857)	—
UBS AG	(877,143)	641,428	235,715	—	—	—
	$(15,605,929)	$11,373,070	$3,520,969	$ —	$(711,890)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,240,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2024 is included at Note 8.
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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ —	$ (496,670)	$ —	$ (496,670)
Written options	—	—	—	215,859	—	215,859
Futures contracts	(770,866)	—	(2,951,318)	—	(2,323,714)	(6,045,898)
Swap contracts	1,728,991	(13,627,029)	454,113	—	2,017,696	(9,426,229)
Forward foreign currency exchange contracts	—	—	—	(7,188,695)	—	(7,188,695)
Total	$ 958,125	$(13,627,029)	$(2,497,205)	$(7,469,506)	$ (306,018)	$(22,941,633)
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ —	$ (1,027,605)	$ —	$ (1,027,605)
Written options	—	—	—	201,275	—	201,275
Futures contracts	266,159	—	(1,223,708)	—	2,036,399	1,078,850
Swap contracts	108,419	(4,149,081)	740,220	—	(3,614,526)	(6,914,968)
Forward foreign currency exchange contracts	—	—	—	9,132,633	—	9,132,633
Total	$ 374,578	$ (4,149,081)	$ (483,488)	$ 8,306,303	$(1,578,127)	$ 2,470,185
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$25,131,000	$432,365,000	$1,660,985,000	$2,504,501,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately $55,106,000 and $18,177,000, respectively.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
8  Reverse Repurchase Agreements
There were no open reverse repurchase agreements outstanding as of April 30, 2024. For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $14,127,000 and 5.65%, respectively.
66

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

9  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $152,463,740, which represents 9.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$283,898,491	$733,810,844	$(865,245,595)	$ —	$ —	$152,463,740	$2,771,783	152,463,740
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 61,927,166	$ —	$ 61,927,166
Common Stocks	121,746	77,093,261*	257,179	77,472,186
Convertible Bonds	—	2,944,229	—	2,944,229
Foreign Corporate Bonds	—	48,205,489	0	48,205,489
Loan Participation Notes	—	—	23,223,675	23,223,675
Reinsurance Side Cars	—	—	19,722,271	19,722,271
Senior Floating-Rate Loans	—	—	285,519	285,519
Sovereign Government Bonds	—	820,935,263	—	820,935,263
Sovereign Loans	—	54,330,973	—	54,330,973
U.S. Government Agency Mortgage-Backed Securities	—	5,714,136	—	5,714,136
U.S. Government Guaranteed Small Business Administration Loans	—	3,887,563	—	3,887,563
U.S. Treasury Obligations	—	11,112,578	—	11,112,578
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	152,463,740	—	—	152,463,740
Repurchase Agreements	—	34,079,785	—	34,079,785
Sovereign Government Securities	—	150,283,376	—	150,283,376
U.S. Treasury Obligations	—	126,760,264	—	126,760,264
Purchased Currency Options	—	549,366	—	549,366
Total Investments	$ 152,585,486	$ 1,397,823,449	$ 43,488,644	$ 1,593,897,579
67

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 25,337,401	$ —	$ 25,337,401
Futures Contracts	5,331,751	—	—	5,331,751
Swap Contracts	—	26,435,798	—	26,435,798
Total	$ 157,917,237	$ 1,449,596,648	$ 43,488,644	$ 1,651,002,529
Liability Description
Securities Sold Short	$ (16,244,586)	$ (44,124,138)	$ —	$ (60,368,724)
Written Currency Options	—	(64,066)	—	(64,066)
Forward Foreign Currency Exchange Contracts	—	(15,760,351)	—	(15,760,351)
Futures Contracts	(357,700)	(71,166)	—	(428,866)
Swap Contracts	—	(26,508,581)	—	(26,508,581)
Total	$ (16,602,286)	$ (86,528,302)	$ —	$ (103,130,588)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2023	$ 572,723	$ 0	$21,688,264	$15,481,804	$ 278,045	$ 0	$38,020,836
Realized gains (losses)	—	—	—	2,220,187	9,400	76,222	2,305,809
Change in net unrealized appreciation (depreciation)	(315,544)	—	1,338,583	(900,728)	469,328	—	591,639
Cost of purchases	—	—	—	11,400,000	—	—	11,400,000
Proceeds from sales, including return of capital	—	—	—	(8,478,992)	(489,492)	(76,222)	(9,044,706)
Accrued discount (premium)	—	—	196,828	—	18,238	—	215,066
Transfers to Level 3	—	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—	—
Balance as of April 30, 2024	$ 257,179	$ 0	$23,223,675	$19,722,271	$ 285,519	$ 0	$43,488,644
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$(315,544)	$ —	$ 1,338,583	$ (469,037)	$ 443,703	$ —	$ 997,705
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
68

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 257,179	Market Approach	Discount Rate	30%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	23,223,675	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
Senior Floating-Rate Loans	285,519	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.41% based on relative principal amounts.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
69

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
70

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
71

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
72

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
73

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
74

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This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance Global
Macro Absolute Return Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.24

Eaton Vance
Strategic Income Fund (formerly, Eaton Vance Short Duration Strategic Income Fund)
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Strategic Income Fund

Eaton Vance
Strategic Income Fund
April 30, 2024
Performance

Portfolio Manager(s) Andrew Szczurowski, CFA, Justin Bourgette, CFA and Brian Shaw, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/23/1998	11/26/1990	5.20%	4.85%	3.69%	3.18%
Class A with 3.25% Maximum Sales Charge	—	—	1.83	1.47	3.01	2.84
Class C at NAV	05/25/1994	11/26/1990	4.90	4.09	2.91	2.57
Class C with 1% Maximum Deferred Sales Charge	—	—	3.90	3.11	2.91	2.57
Class I at NAV	04/03/2009	11/26/1990	5.33	5.11	3.95	3.44
Class R at NAV	08/03/2009	11/26/1990	5.06	4.44	3.44	2.92

Bloomberg U.S. Aggregate Bond Index	—	—	4.97%	(1.47)%	(0.16)%	1.20%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
	1.20%	1.95%	0.95%	1.45%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Strategic Income Fund
April 30, 2024
Fund Profile

Allocation to Portfolios and Funds (% of net assets)
Asset Allocation (% of net assets)[1]

Fund primarily invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.
Footnotes:
1 Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
2 Net of TBA sale commitments.
3 Net of securities sold short.
4 Net of unfunded loan commitments.
3

Eaton Vance
Strategic Income Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective January 16, 2024, the Fund changed its name to Eaton Vance Strategic Income Fund and amended its principal investment strategy to no longer limit its average duration under normal market conditions to 3.5 years or less.
4

Eaton Vance
Strategic Income Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,052.00	$ 6.53	1.28%
Class C	$1,000.00	$1,049.00	$10.34	2.03%
Class I	$1,000.00	$1,053.30	$ 5.26	1.03%
Class R	$1,000.00	$1,050.60	$ 7.80	1.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$ 6.42	1.28%
Class C	$1,000.00	$1,014.77	$10.17	2.03%
Class I	$1,000.00	$1,019.74	$ 5.17	1.03%
Class R	$1,000.00	$1,017.26	$ 7.67	1.53%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolios.
5

Eaton Vance
Strategic Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios (the Portfolios)
Description	Value	% of Net Assets
Emerging Markets Local Income Portfolio
(identified cost $208,565,299)	$ 202,807,522	4.0%
Global Macro Absolute Return Advantage Portfolio
(identified cost $850,533,590)	885,834,013	17.4
Global Opportunities Portfolio
(identified cost $3,649,437,581)	3,471,457,246	68.1
High Income Opportunities Portfolio
(identified cost $233,944,213)	230,701,181	4.5
Senior Debt Portfolio
(identified cost $99,759,400)	103,232,893	2.0
Total Investments in Affiliated Portfolios (identified cost $5,042,240,083)	$4,894,032,855	96.0%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	25,788,371	$ 200,117,761	3.9%
Total Investments in Affiliated Investment Funds (identified cost $213,067,299)		$ 200,117,761	3.9%
Total Investments (identified cost $5,255,307,382)		$5,094,150,616	99.9%
Other Assets, Less Liabilities		$ 6,468,080	0.1%
Net Assets		$5,100,618,696	100.0%
6
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Affiliated investments, at value (identified cost, $5,255,307,382)	$ 5,094,150,616
Cash	3,710
Receivable for Fund shares sold	17,090,361
Trustees' deferred compensation plan	11,220
Other assets	249,546
Total assets	$5,111,505,453
Liabilities
Payable for Fund shares redeemed	$ 9,891,909
Payable to affiliates:
Distribution and service fees	244,804
Trustees' fees	42
Trustees' deferred compensation plan	11,220
Payable for transfer and dividend disbursing agent fees	570,229
Accrued expenses	168,553
Total liabilities	$ 10,886,757
Net Assets	$5,100,618,696
Sources of Net Assets
Paid-in capital	$ 5,596,524,555
Accumulated loss	(495,905,859)
Net Assets	$5,100,618,696
Class A Shares
Net Assets	$ 653,631,498
Shares Outstanding	101,407,504
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.45
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 6.67
Class C Shares
Net Assets	$ 129,006,012
Shares Outstanding	21,240,399
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 6.07
Class I Shares
Net Assets	$ 4,314,196,044
Shares Outstanding	670,314,909
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.44
Class R Shares
Net Assets	$ 3,785,142
Shares Outstanding	586,232
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.46
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividends allocated from Portfolios (net of foreign taxes withheld of $116,226)	$ 3,943,765
Dividend income from Affiliated Investment Funds	8,151,032
Interest income	124
Interest income allocated from Portfolios (net of foreign taxes withheld of $807,944)	152,460,937
Other income allocated from Portfolios	343,160
Expenses, excluding interest and dividend expense, allocated from Portfolios	(14,754,804)
Interest and dividend expense and fees allocated from Portfolios	(6,648,747)
Total investment income	$143,495,467
Expenses
Distribution and service fees:
Class A	$ 847,659
Class C	595,976
Class R	7,980
Trustees’ fees and expenses	250
Custodian fee	34,228
Transfer and dividend disbursing agent fees	1,487,523
Legal and accounting services	131,572
Printing and postage	492,537
Registration fees	128,918
Miscellaneous	17,306
Total expenses	$ 3,743,949
Net investment income	$139,751,518
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Portfolios:
Investment transactions (net of foreign capital gains taxes of $1,279)	$ (21,629,712)
Written options	214,880
Securities sold short	(7,238,008)
Futures contracts	(35,394,220)
Swap contracts	(15,904,020)
Foreign currency transactions	(264,157)
Forward foreign currency exchange contracts	(5,714,090)
Non-deliverable bond forward contracts	1,324,596
Net realized loss	$ (84,604,731)
Change in unrealized appreciation (depreciation):
Investments — Affiliated Investment Funds	$ 11,219,215
Change in unrealized appreciation (depreciation) allocated from Portfolios:
Investments (including net decrease in accrued foreign capital gains taxes of $17,520)	175,088,358
Written swaptions	(4,650,290)
Securities sold short	(1,969,262)
TBA sale commitments	(545,157)
Futures contracts	(31,356,588)
Swap contracts	(1,469,959)
Foreign currency	534,626
Forward foreign currency exchange contracts	10,444,120
Non-deliverable bond forward contracts	(96,096)
Net change in unrealized appreciation (depreciation)	$157,198,967
Net realized and unrealized gain	$ 72,594,236
Net increase in net assets from operations	$212,345,754
8
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 139,751,518	$ 209,838,123
Net realized loss	(84,604,731)	(120,041,027)
Net change in unrealized appreciation (depreciation)	157,198,967	69,863,846
Net increase in net assets from operations	$ 212,345,754	$ 159,660,942
Distributions to shareholders:
Class A	$ (23,927,211)	$ (37,528,959)
Class C	(3,788,781)	(6,105,135)
Class I	(141,537,339)	(166,471,817)
Class R	(110,928)	(134,084)
Total distributions to shareholders	$ (169,364,259)	$ (210,239,995)
Tax return of capital to shareholders:
Class A	$ —	$ (8,294,327)
Class C	—	(1,313,902)
Class I	—	(37,731,239)
Class R	—	(29,370)
Total tax return of capital to shareholders	$ —	$ (47,368,838)
Transactions in shares of beneficial interest:
Class A	$ (6,984,130)	$ 47,659,414
Class C	19,041,233	(15,813,159)
Class I	966,878,952	1,106,958,884
Class R	1,088,475	486,216
Net increase in net assets from Fund share transactions	$ 980,024,530	$1,139,291,355
Net increase in net assets	$1,023,006,025	$1,041,343,464
Net Assets
At beginning of period	$ 4,077,612,671	$ 3,036,269,207
At end of period	$5,100,618,696	$4,077,612,671
9
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 6.350	$ 6.480	$ 7.180	$ 7.180	$ 7.210	$ 7.180
Income (Loss) From Operations
Net investment income(1)	$ 0.192	$ 0.377	$ 0.302	$ 0.298	$ 0.234	$ 0.337
Net realized and unrealized gain (loss)	0.138	(0.046)	(0.662)	0.009 (2)	0.227	(0.004)
Total income (loss) from operations	$ 0.330	$ 0.331	$ (0.360)	$ 0.307	$ 0.461	$ 0.333
Less Distributions
From net investment income	$ (0.230)	$ (0.378)	$ (0.316)	$ (0.274)	$ (0.491)	$ (0.303)
From net realized gain	—	—	(0.001)	(0.002)	—	—
Tax return of capital	—	(0.083)	(0.023)	(0.031)	—	—
Total distributions	$ (0.230)	$ (0.461)	$ (0.340)	$ (0.307)	$ (0.491)	$ (0.303)
Net asset value — End of period	$ 6.450	$ 6.350	$ 6.480	$ 7.180	$ 7.180	$ 7.210
Total Return(3)	5.20% (4)	5.11%	(4.99)%	4.01%	6.83%	4.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$653,631	$650,558	$617,011	$697,690	$545,014	$539,448
Ratios (as a percentage of average daily net assets):(5)
Expenses (6)	1.28% (7)(8)	1.20% (8)	1.07% (8)	1.08%	1.11%	1.18%
Net investment income	5.87% (7)	5.74%	4.40%	4.08%	3.30%	4.70%
Portfolio Turnover of the Fund(9)	6% (4)	14%	22%	14%	18%	11%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios' allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.29%, 0.20%, 0.06%, 0.06%, 0.04% and 0.10% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(9)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
10
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 5.980	$ 6.100	$ 6.760	$ 6.770	$ 6.800	$ 6.780
Income (Loss) From Operations
Net investment income(1)	$ 0.157	$ 0.309	$ 0.235	$ 0.230	$ 0.172	$ 0.269
Net realized and unrealized gain (loss)	0.127	(0.042)	(0.623)	(0.002)	0.221	(0.014)
Total income (loss) from operations	$ 0.284	$ 0.267	$ (0.388)	$ 0.228	$ 0.393	$ 0.255
Less Distributions
From net investment income	$ (0.194)	$ (0.318)	$ (0.252)	$ (0.212)	$ (0.423)	$ (0.235)
From net realized gain	—	—	(0.001)	(0.002)	—	—
Tax return of capital	—	(0.069)	(0.019)	(0.024)	—	—
Total distributions	$ (0.194)	$ (0.387)	$ (0.272)	$ (0.238)	$ (0.423)	$ (0.235)
Net asset value — End of period	$ 6.070	$ 5.980	$ 6.100	$ 6.760	$ 6.770	$ 6.800
Total Return(2)	4.90% (3)	4.36%	(5.85)%	3.36%	6.02%	3.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,006	$108,638	$126,342	$160,918	$201,798	$251,581
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	2.03% (6)(7)	1.95% (7)	1.82% (7)	1.83%	1.86%	1.93%
Net investment income	5.12% (6)	4.99%	3.63%	3.35%	2.57%	3.98%
Portfolio Turnover of the Fund(8)	6% (3)	14%	22%	14%	18%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios' allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.29%, 0.20%, 0.06%, 0.06%, 0.04% and 0.10% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
11
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 6.340	$ 6.470	$ 7.160	$ 7.170	$ 7.200	$ 7.170
Income (Loss) From Operations
Net investment income(1)	$ 0.199	$ 0.393	$ 0.320	$ 0.313	$ 0.252	$ 0.354
Net realized and unrealized gain (loss)	0.139	(0.047)	(0.653)	0.002 (2)	0.226	(0.004)
Total income (loss) from operations	$ 0.338	$ 0.346	$ (0.333)	$ 0.315	$ 0.478	$ 0.350
Less Distributions
From net investment income	$ (0.238)	$ (0.391)	$ (0.331)	$ (0.290)	$ (0.508)	$ (0.320)
From net realized gain	—	—	(0.001)	(0.002)	—	—
Tax return of capital	—	(0.085)	(0.025)	(0.033)	—	—
Total distributions	$ (0.238)	$ (0.476)	$ (0.357)	$ (0.325)	$ (0.508)	$ (0.320)
Net asset value — End of period	$ 6.440	$ 6.340	$ 6.470	$ 7.160	$ 7.170	$ 7.200
Total Return(3)	5.33% (4)	5.37%	(4.77)%	4.27%	7.10%	4.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,314,196	$3,315,739	$2,290,663	$2,075,516	$967,716	$919,828
Ratios (as a percentage of average daily net assets):(5)
Expenses (6)	1.03% (7)(8)	0.95% (8)	0.82% (8)	0.83%	0.84%	0.91%
Net investment income	6.12% (7)	5.98%	4.67%	4.30%	3.55%	4.95%
Portfolio Turnover of the Fund(9)	6% (4)	14%	22%	14%	18%	11%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios' allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.29%, 0.20%, 0.06%, 0.06%, 0.04% and 0.10% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(9)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
12
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2024
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 6.360	$ 6.490	$ 7.190	$ 7.200	$ 7.220	$ 7.190
Income (Loss) From Operations
Net investment income(1)	$ 0.184	$ 0.361	$ 0.285	$ 0.261	$ 0.192	$ 0.300
Net realized and unrealized gain (loss)	0.138	(0.046)	(0.661)	0.018 (2)	0.262	0.015
Total income (loss) from operations	$ 0.322	$ 0.315	$(0.376)	$ 0.279	$ 0.454	$ 0.315
Less Distributions
From net investment income	$ (0.222)	$ (0.365)	$ (0.301)	$ (0.258)	$ (0.474)	$ (0.285)
From net realized gain	—	—	(0.001)	(0.002)	—	—
Tax return of capital	—	(0.080)	(0.022)	(0.029)	—	—
Total distributions	$(0.222)	$(0.445)	$(0.324)	$(0.289)	$(0.474)	$(0.285)
Net asset value — End of period	$ 6.460	$ 6.360	$ 6.490	$ 7.190	$ 7.200	$ 7.220
Total Return(3)	5.06% (4)	4.85%	(5.21)%	3.75%	6.56%	4.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,785	$ 2,678	$ 2,254	$ 2,720	$ 2,528	$ 1,949
Ratios (as a percentage of average daily net assets):(5)
Expenses (6)	1.53% (7)(8)	1.45% (8)	1.32% (8)	1.33%	1.36%	1.44%
Net investment income	5.62% (7)	5.48%	4.12%	3.57%	2.71%	4.18%
Portfolio Turnover of the Fund(9)	6% (4)	14%	22%	14%	18%	11%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios' allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.29%, 0.20%, 0.06%, 0.06%, 0.04% and 0.10% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(9)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
13
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Strategic Income Fund (the Fund) (formerly, Eaton Vance Short Duration Strategic Income Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing in interests in five portfolios (the Portfolios) managed by an affiliate of Eaton Vance Management (EVM), which are Massachusetts business trusts, and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund, a series of Eaton Vance Series Fund, Inc., a Maryland corporation (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in each Portfolio's net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2024 were as follows: Emerging Markets Local Income Portfolio (16.5%), Global Macro Absolute Return Advantage Portfolio (31.5%), Global Opportunities Portfolio (98.8%), High Income Opportunities Portfolio (17.1%) and Senior Debt Portfolio (1.7%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each other Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements are available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.
Additional valuation policies for the other Portfolios are as follows:
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.
The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.
B  Income—The Fund’s net investment income or loss includes the Fund’s pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolios.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
14

Eaton Vance
Strategic Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

F   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2024, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $143,836,476 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $45,826,179 are short-term and $98,010,297 are long-term. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations.
The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Portfolios, at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,338,461,569
Gross unrealized appreciation	$ 37,456,475
Gross unrealized depreciation	(281,767,428)
Net unrealized depreciation	$ (244,310,953)
15

Eaton Vance
Strategic Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), to render investment advisory services. For the six months ended April 30, 2024, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $13,816,764 or 0.60% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the Liquidity Fund), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund. For the six months ended April 30, 2024, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $248,976 relating to the Portfolios’ investments in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $69,411 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $43,188 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024 in the amount of $16,080. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments in the Portfolios, aggregated $34,789,032 and $0, respectively, for the six months ended April 30, 2024.
5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $847,659 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $446,982 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $3,990 for Class R shares.
16

Eaton Vance
Strategic Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $148,994 and $3,990 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $11,305 and $15,517 of CDSCs paid by Class A and Class C shareholders, respectively.
7  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Emerging Markets Local Income Portfolio	$ 86,266,202	$ (3,059,857)
Global Macro Absolute Return Advantage Portfolio	179,004,841	(5,547,537)
Global Opportunities Portfolio	652,751,179	(249,349,060)
High Income Opportunities Portfolio	123,883,136	(1,573,374)
Senior Debt Portfolio	10,266,805	(18,931,842)
8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	12,577,758	$ 82,278,354	35,980,990	$ 237,067,338
Issued to shareholders electing to receive payments of distributions in Fund shares	3,415,917	22,391,252	6,513,602	42,668,531
Redemptions	(17,052,739)	(111,653,736)	(35,298,867)	(232,076,455)
Net increase (decrease)	(1,059,064)	$ (6,984,130)	7,195,725	$ 47,659,414
Class C
Sales	5,292,762	$ 32,708,134	6,171,903	$ 38,197,100
Issued to shareholders electing to receive payments of distributions in Fund shares	574,466	3,548,398	1,153,290	7,122,726
Redemptions	(2,786,843)	(17,215,299)	(9,870,547)	(61,132,985)
Net increase (decrease)	3,080,385	$ 19,041,233	(2,545,354)	$ (15,813,159)
17

Eaton Vance
Strategic Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	249,390,605	$ 1,635,366,131	318,604,510	$ 2,091,777,974
Issued to shareholders electing to receive payments of distributions in Fund shares	20,332,444	133,035,152	29,362,563	191,869,761
Redemptions	(122,437,310)	(801,522,331)	(179,166,371)	(1,176,688,851)
Net increase	147,285,739	$ 966,878,952	168,800,702	$ 1,106,958,884
Class R
Sales	175,595	$ 1,158,263	262,726	$ 1,745,077
Issued to shareholders electing to receive payments of distributions in Fund shares	16,444	107,941	24,062	157,798
Redemptions	(26,917)	(177,729)	(213,108)	(1,416,659)
Net increase	165,122	$ 1,088,475	73,680	$ 486,216
9  Affiliated Investments
At April 30, 2024, the value of the Fund's investment in affiliated funds was $200,117,761, which represents 3.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$154,109,514	$34,789,032	$ —	$ —	$11,219,215	$200,117,761	$8,151,032	25,788,371
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
18

Eaton Vance
Strategic Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Portfolios	$ 4,894,032,855	$ —	$ —	$ 4,894,032,855
Investments in Affiliated Investment Funds	200,117,761	—	—	200,117,761
Total Investments	$5,094,150,616	$ —	$ —	$5,094,150,616
11  Name Change
Effective January 16, 2024, the Fund changed its name from Eaton Vance Short Duration Strategic Income Fund and amended its principal investment strategy to no longer limit its average duration under normal market conditions to 3.5 years or less.
19

Eaton Vance
Strategic Income Fund
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
20

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.5%
Security	Principal Amount (000's omitted)	Value
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)(2)	$1,000	$ 999,822
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	1,022	1,023,510
Alinea CLO Ltd., Series 2018-1A, Class E, 11.586%, (3 mo. SOFR + 6.262%), 7/20/31(1)(3)	2,000	1,977,970
Allegany Park CLO Ltd., Series 2019-1A, Class ER, 11.725%, (3 mo. SOFR + 6.40%), 1/20/35(1)(3)	1,000	987,505
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.743%, (3 mo. SOFR + 6.442%), 11/10/30(1)(3)	2,000	1,952,704
AMSR Trust, Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	1,911,089
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 1/15/35(1)(3)	2,000	1,998,180
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.419%, (3 mo. SOFR + 6.112%), 5/15/30(1)(3)	4,000	3,825,720
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(3)	3,000	2,966,394
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class B1, 8.477%, (3 mo. SOFR + 3.15%), 10/19/35(1)(3)	6,000	6,049,176
Bain Capital Credit CLO Ltd., Series 2018-1A, Class E, 10.938%, (3 mo. SOFR + 5.612%), 4/23/31(1)(3)	3,500	3,267,058
Barings CLO Ltd., Series 2018-1A, Class D, 11.09%, (3 mo. SOFR + 5.762%), 4/15/31(1)(3)	5,000	4,738,725
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 9.622%, (3 mo. SOFR + 4.35%), 3/13/37(1)(3)	5,000	5,006,415
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 8.936%, (3 mo. SOFR + 3.612%), 1/20/35(1)(3)	2,000	1,891,098
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.186%, (3 mo. SOFR + 5.862%), 1/20/31(1)(3)	5,000	4,948,570
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class E, 10.936%, (3 mo. SOFR + 5.612%), 4/20/31(1)(3)	3,000	2,957,706
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class DR, 8.579%, (3 mo. SOFR + 3.262%), 1/17/32(1)(3)	2,000	2,002,064
Series 2018-16A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 1/17/32(1)(3)	2,000	2,008,770
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DR, 8.675%, (3 mo. SOFR + 3.35%), 4/20/35(1)(3)	$2,000	$ 2,002,694
Series 2020-22A, Class ER, 12.255%, (3 mo. SOFR + 6.93%), 4/20/35(1)(3)	2,000	2,006,200
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.44%, (3 mo. SOFR + 7.112%), 1/15/35(1)(3)	1,000	1,002,888
Betony CLO 2 Ltd., Series 2018-1A, Class D, 11.241%, (3 mo. SOFR + 5.912%), 4/30/31(1)(3)	3,000	2,969,433
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 6.586%, (3 mo. SOFR + 1.262%), 4/20/31(1)(3)	2,748	2,750,916
Series 2015-3A, Class DR, 10.986%, (3 mo. SOFR + 5.662%), 4/20/31(1)(3)	2,000	1,849,742
Series 2016-3A, Class ER, 11.519%, (3 mo. SOFR + 6.212%), 11/15/30(1)(3)	1,000	960,836
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 9.086%, (3 mo. SOFR + 3.762%), 10/20/34(1)(3)	3,500	3,504,823
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 4/15/35(1)(3)	2,000	1,955,000
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.875%, (3 mo. SOFR + 7.55%), 4/20/35(1)(3)	1,000	988,008
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.075%, (3 mo. SOFR + 7.75%), 7/22/35(1)(3)	2,000	1,978,702
Bridge Trust, Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	14,428	13,789,148
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(3)	3,000	3,004,944
Bryant Park Funding Ltd., Series 2024-22A, Class D, 9.613%, (3 mo. SOFR + 4.30%), 4/15/37(1)(3)	6,000	5,977,314
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(3)	4,000	3,923,540
Series 2016-2A, Class ER, 11.59%, (3 mo. SOFR + 6.262%), 10/15/31(1)(3)	1,000	987,706
Series 2017-1A, Class E, 11.84%, (3 mo. SOFR + 6.512%), 7/15/30(1)(3)	1,000	985,954
Series 2018-1A, Class E, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(3)	2,000	1,965,000
Series 2022-1A, Class D, 8.528%, (3 mo. SOFR + 3.20%), 4/15/35(1)(3)	1,900	1,901,486
Carlyle C17 CLO Ltd., Series C17A, Class DR, 11.579%, (3 mo. SOFR + 6.262%), 4/30/31(1)(3)	3,000	2,920,377

21
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.09%, (3 mo. SOFR + 6.762%), 1/14/32(1)(3)	$1,000	$ 986,550
Series 2014-3RA, Class D, 10.987%, (3 mo. SOFR + 5.662%), 7/27/31(1)(3)	2,000	1,957,992
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class CR, 8.529%, (3 mo. SOFR + 3.20%), 4/15/35(1)(3)	1,750	1,752,004
Series 2019-4A, Class DR, 11.929%, (3 mo. SOFR + 6.60%), 4/15/35(1)(3)	2,000	1,979,860
Series 2022-AA, Class C, 8.875%, (3 mo. SOFR + 3.55%), 4/20/35(1)(3)	3,000	3,006,756
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.186%, (3 mo. SOFR + 6.862%), 7/20/34(1)(3)	1,000	1,003,442
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(4)	7,600	6,487,297
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(4)	2,075	1,688,486
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(4)	11,000	8,976,761
Crown City CLO III, Series 2021-1A, Class C, 8.886%, (3 mo. SOFR + 3.562%), 7/20/34(1)(3)	1,000	971,503
Dryden CLO Ltd., Series 2018-55A, Class E, 10.99%, (3 mo. SOFR + 5.662%), 4/15/31(1)(3)	1,000	935,567
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 11.14%, (3 mo. SOFR + 5.812%), 7/15/30(1)(3)	2,000	1,892,254
Elmwood CLO 14 Ltd., Series 2022-1A, Class D, 8.475%, (3 mo. SOFR + 3.15%), 4/20/35(1)(3)	2,000	1,983,374
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 9.119%, (3 mo. SOFR + 3.80%), 4/20/37(1)(3)	2,000	2,009,168
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(3)	2,000	2,015,158
Empower CLO Ltd., Series 2024-1A, Class D1, 9.061%, (3 mo. SOFR + 3.75%), 4/25/37(1)(3)	3,000	3,019,620
FirstKey Homes Trust:
Series 2021-SFR1, Class F1, 3.238%, 8/17/38(1)	3,000	2,691,839
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	3,712	3,303,257
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	4,339	3,822,416
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	5,939	5,159,449
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	10,981,816
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	8,164,124
Security	Principal Amount (000's omitted)	Value
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	$6,250	$ 6,245,434
Galaxy 31 CLO Ltd., Series 2023-31A, Class D, 10.579%, (3 mo. SOFR + 5.25%), 4/15/36(1)(3)	2,300	2,331,119
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, (3 mo. SOFR + 3.55%), 4/20/37(1)(3)(5)	2,000	2,009,204
Series 2024-33A, Class E, (3 mo. SOFR + 6.65%), 4/20/37(1)(3)(5)	2,300	2,313,460
Galaxy XXI CLO Ltd.:
Series 2015-21A, Class DR, 8.236%, (3 mo. SOFR + 2.912%), 4/20/31(1)(3)	5,000	4,956,710
Series 2015-21A, Class ER, 10.836%, (3 mo. SOFR + 5.512%), 4/20/31(1)(3)	4,000	3,961,692
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 9.379%, (3 mo. SOFR + 4.062%), 4/17/33(1)(3)	3,000	3,005,937
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.425%, (3 mo. SOFR + 7.10%), 4/20/35(1)(3)	2,000	2,005,836
Golub Capital Partners CLO 53B Ltd.:
Series 2021-53A, Class D, 8.636%, (3 mo. SOFR + 3.312%), 7/20/34(1)(3)	2,000	2,003,978
Series 2021-53A, Class E, 12.286%, (3 mo. SOFR + 6.962%), 7/20/34(1)(3)	1,000	1,003,058
Golub Capital Partners CLO 60B Ltd., Series 2022-60A, Class D, 9.094%, (3 mo. SOFR + 3.77%), 10/25/34(1)(3)	1,800	1,803,650
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(3)	3,500	3,504,826
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 9.091%, (3 mo. SOFR + 3.762%), 1/30/35(1)(3)	3,500	3,467,418
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.986%, (3 mo. SOFR + 6.662%), 4/20/34(1)(3)	1,000	1,004,415
Highbridge Loan Management, Series 3A-2014, Class DR, 12.089%, (3 mo. SOFR + 6.762%), 7/18/29(1)(3)	2,750	2,697,959
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	23,654	21,036,719
ICG U.S. CLO Ltd., Series 2018-2A, Class E, 11.336%, (3 mo. SOFR + 6.012%), 7/22/31(1)(3)	1,000	909,326
KKR SFR Warehouse Participation, 8.815%, (30-day SOFR Average + 3.50%), 12/13/24(3)	13,475	13,478,824
Loandepot GMSR Master Trust, Series 2018-GT1, Class A, 8.984%, (1 mo. SOFR + 3.664%), 10/16/25(1)(3)	4,000	3,888,808

22
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Madison Park Funding XVII Ltd., Series 2015-17A, Class ER, 12.086%, (3 mo. SOFR + 6.762%), 7/21/30(1)(3)	$2,500	$ 2,506,250
Madison Park Funding XXXVI Ltd.:
Series 2019-36A, Class D1R, 8.829%, (3 mo. SOFR + 3.50%), 4/15/35(1)(3)	1,000	1,002,954
Series 2019-36A, Class ER, 12.379%, (3 mo. SOFR + 7.05%), 4/15/35(1)(3)	2,000	2,006,808
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.565%, (3 mo. SOFR + 4.24%), 4/20/35(1)(3)	2,000	1,951,146
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	1,375	1,378,522
Series 2024-1A, Class C, 10.86%, 4/20/54(1)	2,000	1,977,813
Mountain View CLO LLC, Series 2017-2A, Class AR, 6.629%, (3 mo. SOFR + 1.302%), 1/16/31(1)(3)	4,830	4,835,930
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class ER, 11.639%, (3 mo. SOFR + 6.322%), 10/17/30(1)(3)	2,000	2,005,522
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.786%, (3 mo. SOFR + 6.462%), 1/20/31(1)(3)	2,000	2,006,490
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-49A, Class E, 12.324%, (3 mo. SOFR + 7.00%), 7/25/34(1)(3)	2,000	2,007,696
Northwoods Capital XI-B Ltd., Series 2018-11B1, Class A1, 6.688%, (3 mo. SOFR + 1.362%), 4/19/31(1)(3)	8,609	8,612,997
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	600	563,227
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,338	2,161,072
OCP CLO Ltd., Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(3)	5,000	5,007,825
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 9.341%, (3 mo. SOFR + 4.05%), 4/15/37(1)(3)	2,000	2,019,464
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,341,363
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 12.076%, (3 mo. SOFR + 6.762%), 5/21/34(1)(3)	2,000	2,005,212
Series 2018-1A, Class CR, 9.224%, (3 mo. SOFR + 3.90%), 4/18/37(1)(3)	4,500	4,509,625
Series 2021-2A, Class E, 11.94%, (3 mo. SOFR + 6.612%), 7/15/34(1)(3)	1,000	1,002,878
Series 2022-1A, Class D, 8.375%, (3 mo. SOFR + 3.05%), 4/20/35(1)(3)	2,450	2,453,205
Security	Principal Amount (000's omitted)	Value
PMT Issuer Trust - FMSR, Series 2022-FT1, Class A, 9.52%, (30-day SOFR Average + 4.19%), 6/25/27(1)(3)	$3,000	$ 3,042,861
Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	857,239
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 11.54%, (3 mo. SOFR + 6.212%), 7/15/31(1)(3)	3,000	2,817,489
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	6,842,099
Sandstone Peak Ltd., Series 2021-1A, Class D, 9.14%, (3 mo. SOFR + 3.812%), 10/15/34(1)(3)	4,000	3,980,108
Shackleton CLO Ltd., Series 2015-7RA, Class AR, 6.74%, (3 mo. SOFR + 1.412%), 7/15/31(1)(3)	10,272	10,286,211
STAR Trust:
Series 2021-SFR1, Class G, 8.636%, (1 mo. SOFR + 3.314%), 4/17/38(1)(3)	5,644	5,483,395
Series 2021-SFR1, Class H, 9.886%, (1 mo. SOFR + 4.564%), 4/17/38(1)(3)	1,600	1,496,487
Steele Creek CLO Ltd., Series 2014-1RA, Class A, 6.656%, (3 mo. SOFR + 1.332%), 4/21/31(1)(3)	4,727	4,730,365
TCW CLO Ltd., Series 2019-2A, Class DR, 8.535%, (3 mo. SOFR + 3.21%), 10/20/32(1)(3)	5,000	4,870,990
Tricon Residential Trust:
Series 2021-SFR1, Class F, 3.692%, 7/17/38(1)	5,500	4,999,958
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,200,591
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.836%, (3 mo. SOFR + 6.512%), 7/20/31(1)(3)	2,000	1,883,058
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	13,126,518
Voya CLO Ltd.:
Series 2013-1A, Class DR, 12.07%, (3 mo. SOFR + 6.742%), 10/15/30(1)(3)	5,000	4,488,650
Series 2014-1A, Class DR2, 11.589%, (3 mo. SOFR + 6.262%), 4/18/31(1)(3)	2,000	1,916,940
Series 2015-3A, Class DR, 11.786%, (3 mo. SOFR + 6.462%), 10/20/31(1)(3)	2,000	1,789,488
Series 2017-4A, Class A1, 6.72%, (3 mo. SOFR + 1.392%), 10/15/30(1)(3)	2,757	2,765,497
Series 2018-2A, Class E, 10.84%, (3 mo. SOFR + 5.512%), 7/15/31(1)(3)	1,000	919,042
Wellfleet CLO Ltd.:
Series 2019-1A, Class CR, 9.136%, (3 mo. SOFR + 3.812%), 7/20/32(1)(3)	2,500	2,445,005
Series 2021-2A, Class E, 12.55%, (3 mo. SOFR + 7.222%), 7/15/34(1)(3)	1,000	921,356
Series 2022-1A, Class E, 13.189%, (3 mo. SOFR + 7.86%), 4/15/34(1)(3)	2,000	1,997,284

23
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.: (continued)
Series 2022-2A, Class E, 13.887%, (3 mo. SOFR + 8.56%), 10/18/35(1)(3)	$2,000	$ 2,037,412
Total Asset-Backed Securities (identified cost $404,931,475)		$ 404,608,295

Closed-End Funds — 0.2%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,049,172
PGIM Global High Yield Fund, Inc.	430,326	4,953,052
Western Asset High Income Opportunity Fund, Inc.	383,997	1,424,629
Total Closed-End Funds (identified cost $8,409,895)		$ 7,426,853

Collateralized Mortgage Obligations — 36.9%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(4)	$3,939	$ 3,855,895
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(6)	3,836	3,576,100
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(6)	2,743	2,470,823
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(6)	11,028	10,887,954
Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(6)	1,764	1,707,724
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.798%, 5/25/65(1)(4)	4,273	4,158,966
FARM Mortgage Trust:
Series 2022-1, Class B, 2.948%, 1/25/52(1)(4)	2,606	1,818,037
Series 2023-1, Class B, 3.034%, 3/25/52(1)(4)	2,627	1,842,953
Series 2024-1, Class B, 5.122%, 10/1/53(1)(4)	2,350	1,888,317
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	30	30,057
Series 4273, Class SP, 0.00%, (11.695% - 30-day SOFR Average x 2.667, Floor 0.00%), 11/15/43(7)	516	375,049
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(7)	4,319	1,588,956
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(7)	3,411	1,807,882
Series 5139, Class DZ, 2.50%, 9/25/51	2,077	1,101,382
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5150, Class QZ, 2.50%, 10/25/51	$2,675	$ 1,475,548
Series 5150, Class ZJ, 2.50%, 10/25/51	4,309	2,380,140
Series 5152, Class ZP, 3.00%, 7/25/50	10,311	5,673,516
Series 5159, Class ZP, 3.00%, 11/25/51	873	505,190
Series 5159, Class ZT, 3.00%, 11/25/51	1,550	949,339
Series 5163, Class Z, 3.00%, 11/25/51	1,096	603,257
Series 5168, Class MZ, 3.00%, 10/25/51	2,084	1,249,677
Series 5270, Class ZU, 6.00%, 11/25/52	3,461	3,365,253
Series 5300, Class EY, 6.00%, 12/25/52	10,900	10,623,416
Series 5324, Class MZ, 6.00%, 7/25/53	3,495	3,362,324
Series 5327, Class B, 6.00%, 8/25/53	20,000	19,461,372
Series 5353, Class AZ, 6.50%, 11/25/53	8,780	8,874,548
Series 5362, Class JB, 6.00%, 12/25/53	14,599	14,226,794
Series 5399, Class MZ, 6.00%, 4/25/54	4,595	4,443,406
Series 5402, Class BZ, 6.00%, 4/25/54	8,040	7,775,460
Series 5413, Class MZ, 6.00%, 5/25/54	11,752	11,637,566
Interest Only:(8)
Series 380, Class C1, 3.00%, 1/25/50	29,565	5,140,201
Series 380, Class C5, 3.50%, 1/25/50	9,178	1,795,880
Series 2631, Class DS, 1.656%, (6.986% - 30-day SOFR Average), 6/15/33(7)	317	5,188
Series 2956, Class SL, 1.556%, (6.886% - 30-day SOFR Average), 6/15/32(7)	412	25,185
Series 3114, Class TS, 1.206%, (6.536% - 30-day SOFR Average), 9/15/30(7)	854	23,333
Series 3153, Class JI, 1.176%, (6.506% - 30-day SOFR Average), 5/15/36(7)	1,062	58,362
Series 4007, Class JI, 4.00%, 2/15/42	525	81,437
Series 4067, Class JI, 3.50%, 6/15/27	1,074	36,838
Series 4070, Class S, 0.656%, (5.986% - 30-day SOFR Average), 6/15/32(7)	4,169	188,531
Series 4095, Class HS, 0.656%, (5.986% - 30-day SOFR Average), 7/15/32(7)	774	20,350
Series 4109, Class ES, 0.706%, (6.036% - 30-day SOFR Average), 12/15/41(7)	81	6,660
Series 4109, Class SA, 0.756%, (6.086% - 30-day SOFR Average), 9/15/32(7)	1,888	81,144
Series 4149, Class S, 0.806%, (6.136% - 30-day SOFR Average), 1/15/33(7)	1,315	64,464
Series 4163, Class GS, 0.756%, (6.086% - 30-day SOFR Average), 11/15/32(7)	1,192	52,763
Series 4169, Class AS, 0.806%, (6.136% - 30-day SOFR Average), 2/15/33(7)	1,695	72,401
Series 4188, Class AI, 3.50%, 4/15/28	866	25,169
Series 4189, Class SQ, 0.706%, (6.036% - 30-day SOFR Average), 12/15/42(7)	474	38,888
Series 4203, Class QS, 0.806%, (6.136% - 30-day SOFR Average), 5/15/43(7)	1,233	59,316
Series 4332, Class IK, 4.00%, 4/15/44	442	70,407
Series 4343, Class PI, 4.00%, 5/15/44	1,347	222,333

24
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4370, Class IO, 3.50%, 9/15/41	$168	$ 3,704
Series 4381, Class SK, 0.706%, (6.036% - 30-day SOFR Average), 6/15/44(7)	1,257	87,790
Series 4388, Class MS, 0.656%, (5.986% - 30-day SOFR Average), 9/15/44(7)	1,222	105,420
Series 4408, Class IP, 3.50%, 4/15/44	1,821	232,582
Series 4497, Class CS, 0.756%, (6.086% - 30-day SOFR Average), 9/15/44(7)	984	12,847
Series 4507, Class MI, 3.50%, 8/15/44	471	17,057
Series 4507, Class SJ, 0.736%, (6.066% - 30-day SOFR Average), 9/15/45(7)	3,415	296,895
Series 4520, Class PI, 4.00%, 8/15/45	8,154	1,067,238
Series 4528, Class BS, 0.706%, (6.036% - 30-day SOFR Average), 7/15/45(7)	1,607	120,582
Series 4629, Class QI, 3.50%, 11/15/46	1,745	344,751
Series 4637, Class IP, 3.50%, 4/15/44	190	5,935
Series 4644, Class TI, 3.50%, 1/15/45	1,548	223,031
Series 4744, Class IO, 4.00%, 11/15/47	1,558	327,269
Series 4749, Class IL, 4.00%, 12/15/47	1,236	260,136
Series 4768, Class IO, 4.00%, 3/15/48	1,515	320,340
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(7)	17,554	355,537
Series 5070, Class CI, 2.00%, 2/25/51	37,647	4,925,297
Series 5156, Class IP, 3.00%, 12/25/49	19,193	3,034,572
Series 5236, Class TI, 3.00%, 1/25/51	70,271	12,082,536
Principal Only:(9)
Series 4417, Class KO, 0.00%, 12/15/43	539	341,890
Series 4478, Class PO, 0.00%, 5/15/45	822	574,208
Series 5357, Class EO, 0.00%, 11/25/53	6,597	5,252,543
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 12.945%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	1,250	1,424,225
Series 2020-DNA6, Class B2, 10.98%, (30-day SOFR Average + 5.65%), 12/25/50(1)(3)	6,900	7,688,630
Series 2021-DNA3, Class B2, 11.58%, (30-day SOFR Average + 6.25%), 10/25/33(1)(3)	6,500	7,604,279
Series 2021-DNA5, Class B2, 10.83%, (30-day SOFR Average + 5.50%), 1/25/34(1)(3)	14,500	16,013,203
Series 2021-DNA6, Class B2, 12.83%, (30-day SOFR Average + 7.50%), 10/25/41(1)(3)	16,140	17,682,447
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	0 (10)	6
Series 2009-62, Class WA, 5.579%, 8/25/39(4)	508	505,084
Series 2013-6, Class TA, 1.50%, 1/25/43	497	413,620
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,374	788,784
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,571	3,208,692
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,870	2,151,685
Series 2021-61, Class Z, 2.50%, 9/25/51	8,220	4,581,369
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2021-77, Class WZ, 3.00%, 8/25/50	$425	$ 226,980
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,180,213
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	62,387,755
Interest Only:(8)
Series 2004-46, Class SI, 0.556%, (5.886% - 30-day SOFR Average), 5/25/34(7)	815	21,011
Series 2005-17, Class SA, 1.256%, (6.586% - 30-day SOFR Average), 3/25/35(7)	870	62,830
Series 2005-71, Class SA, 1.306%, (6.636% - 30-day SOFR Average), 8/25/25(7)	7	21
Series 2005-105, Class S, 1.256%, (6.586% - 30-day SOFR Average), 12/25/35(7)	707	51,885
Series 2006-44, Class IS, 1.156%, (6.486% - 30-day SOFR Average), 6/25/36(7)	631	41,977
Series 2006-65, Class PS, 1.776%, (7.106% - 30-day SOFR Average), 7/25/36(7)	622	60,305
Series 2006-96, Class SN, 1.756%, (7.086% - 30-day SOFR Average), 10/25/36(7)	649	38,747
Series 2006-104, Class SD, 1.196%, (6.526% - 30-day SOFR Average), 11/25/36(7)	667	51,340
Series 2006-104, Class SE, 1.186%, (6.516% - 30-day SOFR Average), 11/25/36(7)	445	33,938
Series 2007-50, Class LS, 1.006%, (6.336% - 30-day SOFR Average), 6/25/37(7)	983	68,382
Series 2008-26, Class SA, 0.756%, (6.086% - 30-day SOFR Average), 4/25/38(7)	1,045	75,258
Series 2008-61, Class S, 0.656%, (5.986% - 30-day SOFR Average), 7/25/38(7)	1,827	88,271
Series 2011-101, Class IC, 3.50%, 10/25/26	409	9,037
Series 2011-101, Class IE, 3.50%, 10/25/26	302	6,594
Series 2011-104, Class IM, 3.50%, 10/25/26	560	13,257
Series 2012-52, Class DI, 3.50%, 5/25/27	1,294	43,018
Series 2012-124, Class IO, 1.582%, 11/25/42(4)	2,249	99,454
Series 2012-139, Class LS, 0.713%, (6.036% - 30-day SOFR Average), 12/25/42(7)	2,370	259,596
Series 2012-147, Class SA, 0.656%, (5.986% - 30-day SOFR Average), 1/25/43(7)	2,725	207,965
Series 2012-150, Class PS, 0.706%, (6.036% - 30-day SOFR Average), 1/25/43(7)	3,504	267,106
Series 2012-150, Class SK, 0.706%, (6.036% - 30-day SOFR Average), 1/25/43(7)	4,079	328,186
Series 2013-11, Class IO, 4.00%, 1/25/43	8,147	953,651
Series 2013-12, Class SP, 0.206%, (5.536% - 30-day SOFR Average), 11/25/41(7)	386	3,480
Series 2013-15, Class DS, 0.756%, (6.086% - 30-day SOFR Average), 3/25/33(7)	3,023	124,498
Series 2013-23, Class CS, 0.806%, (6.136% - 30-day SOFR Average), 3/25/33(7)	1,583	67,153
Series 2013-64, Class PS, 0.806%, (6.136% - 30-day SOFR Average), 4/25/43(7)	1,789	90,493
Series 2013-66, Class JI, 3.00%, 7/25/43	2,977	452,123

25
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-75, Class SC, 0.806%, (6.136% - 30-day SOFR Average), 7/25/42(7)	$2,247	$ 35,189
Series 2014-32, Class EI, 4.00%, 6/25/44	679	117,407
Series 2014-41, Class SA, 0.606%, (5.936% - 30-day SOFR Average), 7/25/44(7)	1,148	130,155
Series 2014-43, Class PS, 0.656%, (5.986% - 30-day SOFR Average), 3/25/42(7)	974	45,139
Series 2014-55, Class IN, 3.50%, 7/25/44	1,718	321,410
Series 2014-64, Class BI, 3.50%, 3/25/44	177	4,789
Series 2014-67, Class IH, 4.00%, 10/25/44	1,132	241,298
Series 2014-80, Class CI, 3.50%, 12/25/44	1,168	224,598
Series 2014-89, Class IO, 3.50%, 1/25/45	1,813	344,404
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(7)	1,960	5,956
Series 2015-14, Class KI, 3.00%, 3/25/45	2,131	336,705
Series 2015-22, Class GI, 3.50%, 4/25/45	657	108,947
Series 2015-31, Class SG, 0.656%, (5.986% - 30-day SOFR Average), 5/25/45(7)	2,421	339,375
Series 2015-36, Class IL, 3.00%, 6/25/45	1,407	199,280
Series 2015-52, Class MI, 3.50%, 7/25/45	3,003	569,145
Series 2015-93, Class BS, 0.706%, (6.036% - 30-day SOFR Average), 8/25/45(7)	1,281	49,956
Series 2018-21, Class IO, 3.00%, 4/25/48	3,890	677,381
Series 2021-94, Class CI, 3.00%, 1/25/52	11,027	1,831,322
Series 2023-39, Class AI, 2.00%, 7/25/52	95,958	12,311,101
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.695%, (30-day SOFR Average + 5.364%), 6/25/39(1)(3)	15,139	16,296,387
Series 2019-R06, Class 2B1, 9.195%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	876	914,630
Series 2021-R01, Class 1B2, 11.33%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	8,500	9,033,795
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(4)	4,971	4,993,341
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(4)	6,192	6,228,179
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(4)	1,462	1,463,579
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(4)	1,000	654,262
Flagstar Mortgage Trust:
Series 2023-10IN, Class B4, 3.508%, 10/25/51(1)(4)	6,835	5,223,375
Series 2023-6INV, Class B4, 3.485%, 8/25/51(1)(4)	4,155	3,172,536
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)	2,480	2,486,211
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	$8,915	$ 4,863,927
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,727	954,545
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,795	987,066
Series 2021-154, Class ZL, 3.00%, 9/20/51	2,900	1,527,135
Series 2021-165, Class MZ, 2.50%, 9/20/51	14,875	8,161,021
Series 2022-31, Class ZD, 3.00%, 2/20/52	287	104,921
Series 2022-173, Class S, 3.189%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(7)	7,307	7,109,249
Series 2022-189, Class US, 3.189%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(7)	10,642	10,347,022
Series 2022-195, Class AS, 3.403%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(7)	4,746	4,751,902
Series 2022-197, Class SW, 3.527%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(7)	8,037	7,452,744
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	19,110,298
Series 2023-53, Class SE, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(7)	17,493	16,731,587
Series 2023-56, Class ZE, 6.00%, 4/20/53	16,796	16,518,640
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,069,018
Series 2023-63, Class S, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	34,123	32,615,039
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	4,923,875
Series 2023-65, Class SB, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	7,400	7,094,514
Series 2023-65, Class SD, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	14,495	14,050,572
Series 2023-66, Class S, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	6,304	6,021,912
Series 2023-66, Class SD, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	5,627	5,375,503
Series 2023-83, Class S, 2.72%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(7)	7,141	6,790,739
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,353,408
Series 2023-84, Class SN, 2.825%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(7)	7,492	7,114,153
Series 2023-89, Class SD, 2.639%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(7)	8,921	8,436,648
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	9,785,772
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	7,818,897
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	19,729,480
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	2,932,578
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	12,941,873
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	10,860,179
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,571,139
Series 2023-133, Class S, 5.609%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(7)	14,512	14,064,112
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,270,968

26
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-149, Class S, 5.459%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(7)	$9,066	$ 9,025,599
Series 2023-150, Class AS, 7.006%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(7)	5,152	5,252,808
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,287	2,254,587
Series 2023-153, Class SM, 6.679%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(7)	15,599	15,840,280
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,259,330
Series 2023-165, Class DY, 6.00%, 11/20/53	81,056	80,157,259
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	25,397,055
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,085,168
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,483,207
Series 2023-173, Class UZ, 7.00%, 11/20/53	5,485	5,429,187
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	12,503,634
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,372,764
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,454,888
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,036,120
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	4,908,953
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	6,659,305
Series 2024-20, Class PZ, 7.50%, 2/20/54	32,010	31,991,133
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,743,253
Series 2024-26, Class NZ, 6.00%, 2/20/54	14,388	13,919,098
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,869,374
Series 2024-42, Class DZ, 6.00%, 3/20/54	8,711	8,422,264
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	24,537,662
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	10,644,924
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,085,466
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	30,312,336
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	12,892,284
Interest Only:(8)
Series 2014-68, Class KI, 0.00%, 10/20/42(4)	2,313	52,083
Series 2017-104, Class SD, 0.77%, (6.086% - 1 mo. SOFR), 7/20/47(7)	4,174	384,014
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(7)	2,719	76,227
Series 2017-137, Class AS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 9/20/47(7)	3,739	102,703
Series 2020-116, Class MI, 2.00%, 8/20/50	16,305	2,089,047
Series 2020-134, Class LI, 2.50%, 9/20/50	7,220	1,003,590
Series 2020-146, Class IQ, 2.00%, 10/20/50	16,795	1,948,569
Series 2020-146, Class QI, 2.00%, 10/20/50	8,886	1,016,566
Series 2020-149, Class NI, 2.50%, 10/20/50	13,199	1,748,009
Series 2020-151, Class AI, 2.00%, 10/20/50	49,566	5,884,682
Series 2020-151, Class HI, 2.50%, 10/20/50	1,149	167,352
Series 2020-154, Class PI, 2.50%, 10/20/50	11,703	1,547,135
Series 2020-167, Class KI, 2.00%, 11/20/50	27,437	3,175,803
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-173, Class DI, 2.00%, 11/20/50	$20,658	$ 2,445,393
Series 2020-176, Class HI, 2.50%, 11/20/50	28,599	3,790,358
Series 2020-185, Class BI, 2.00%, 12/20/50	7,073	860,902
Series 2020-191, Class AI, 2.00%, 12/20/50	26,484	2,999,000
Series 2021-15, Class AI, 2.00%, 1/20/51	30,489	3,625,769
Series 2021-23, Class TI, 2.50%, 2/20/51	10,936	1,399,684
Series 2021-30, Class AI, 2.00%, 2/20/51	3,744	439,892
Series 2021-46, Class IM, 2.50%, 3/20/51	2,485	322,746
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(7)	5,141	46,572
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(7)	11,713	209,736
Series 2021-97, Class IG, 2.50%, 8/20/49	35,661	4,062,796
Series 2021-114, Class MI, 3.00%, 6/20/51	8,911	1,441,111
Series 2021-121, Class TI, 3.00%, 7/20/51	32,268	4,355,791
Series 2021-122, Class NI, 3.00%, 7/20/51	5,946	966,153
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(7)	15,623	311,911
Series 2021-154, Class MI, 3.00%, 9/20/51	44,239	6,123,224
Series 2021-160, Class IT, 2.50%, 9/20/51	16,576	1,760,715
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(7)	25,180	135,730
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(7)	12,734	68,264
Series 2021-193, Class IU, 3.00%, 11/20/49	39,990	5,560,458
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(7)	24,332	151,832
Series 2021-201, Class PI, 3.00%, 11/20/51	24,864	2,879,912
Series 2021-209, Class IW, 3.00%, 11/20/51	17,720	2,348,593
Series 2022-104, Class IO, 2.50%, 6/20/51	24,109	3,299,570
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	199,511	1,137,031
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	22,168	126,337
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	44,336	379,877
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	443,357	3,831,491
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	59,494	641,578
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	44,336	496,870
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(7)	124,530	777,725

27
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-13, Class SA, 0.07%, (5.40% - 30-day SOFR Average), 1/20/53(7)	$12,752	$ 305,655
Series 2023-19, Class SD, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(7)	18,121	862,243
Series 2023-20, Class HS, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(7)	12,655	595,031
Series 2023-22, Class ES, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(7)	16,873	793,375
Series 2023-22, Class SA, 0.37%, (5.70% - 30-day SOFR Average), 2/20/53(7)	24,843	748,177
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(7)	33,746	720,393
Series 2023-24, Class SG, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(7)	16,873	793,375
Series 2023-32, Class SA, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(7)	56,946	2,677,641
Series 2023-38, Class LS, 0.97%, (6.30% - 30-day SOFR Average), 3/20/53(7)	54,396	2,547,942
Series 2023-38, Class SD, 0.92%, (6.25% - 30-day SOFR Average), 3/20/53(7)	75,014	3,164,770
Series 2023-38, Class SG, 0.87%, (6.20% - 30-day SOFR Average), 3/20/53(7)	42,304	1,884,142
Series 2023-47, Class HS, 0.97%, (6.30% - 30-day SOFR Average), 3/20/53(7)	18,132	849,314
Series 2023-47, Class SC, 0.92%, (6.25% - 30-day SOFR Average), 3/20/53(7)	27,154	1,241,917
Series 2023-53, Class SK, 0.87%, (6.20% - 30-day SOFR Average), 4/20/53(7)	34,677	1,727,492
Series 2024-64, Class EI, 6.50%, 4/20/64	28,146	4,193,116
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.183%, 1/25/53(1)(4)	1,921	1,056,150
Series 2024-PJ1, Class B3, 7.293%, 6/25/54(1)(4)	5,757	5,873,543
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(6)	2,775	2,821,931
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(6)	13,700	13,953,425
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(6)	13,631	13,832,660
Mello Warehouse Securitization Trust, Series 2021-3, Class E, 8.681%, (1 mo. SOFR + 3.364%), 11/25/55(1)(3)	1,500	1,510,526
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(6)	853	845,914
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(6)	11,820	11,751,166
PNMAC GMSR Issuer Trust:
2024 Participation, 11.068%, (30-day SOFR Average + 5.75%), 12/24/24(3)	14,326	14,438,746
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust: (continued)
Series 2022-GT1, Class A, 9.58%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	$6,000	$ 6,091,890
Series 2024-GT1, Class A, 8.517%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	25,000	25,294,918
PRPM LLC:
Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(6)	2,700	2,393,606
Series 2024-RCF2, Class A3, 3.75% to 3/25/26, 3/25/54(1)(6)	2,000	1,744,845
Radnor RE Ltd., Series 2022-1, Class M1A, 9.08%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	5,087	5,161,065
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(1)(6)	15,500	15,613,685
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(6)	12,000	12,107,827
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.561%, 4/25/54(1)(4)	1,551	1,430,639
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(4)	52,433	46,813,654
Total Collateralized Mortgage Obligations (identified cost $1,410,749,894)		$1,297,526,259

Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
CSMC Trust, Series 2022-NWPT, Class A, 8.464%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	$4,200	$ 4,220,876
GWT Trust, Series 2024-WLF2, Class D, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)(5)	8,000	7,980,000
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.71%, 9/15/47(1)(4)	2,160	1,297,787
Series 2014-C25, Class D, 4.079%, 11/15/47(1)(4)	5,855	3,166,410
Med Trust, Series 2021-MDLN, Class E, 8.586%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)	5,265	5,253,524
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,220,496
Total Commercial Mortgage-Backed Securities (identified cost $28,029,577)		$ 24,139,093

28
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.1%
Security	Shares	Value
Bermuda — 0.0%(11)
Liberty Latin America Ltd., Class A(12)	105,100	$ 793,505
		$ 793,505
Bulgaria — 0.1%
Eurohold Bulgaria AD(12)	5,122,844	$ 3,668,317
		$ 3,668,317
Canada — 0.0%(11)
Canacol Energy Ltd.	147,000	$ 528,566
		$ 528,566
Iceland — 0.0%(11)
Siminn Hf.	2,023,336	$ 143,404
		$ 143,404
Total Common Stocks (identified cost $6,369,220)		$ 5,133,792

Convertible Bonds — 3.4%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.1%
Jazz Investments I Ltd., 2.00%, 6/15/26	USD	1,305	$ 1,260,956
NCL Corp. Ltd., 1.125%, 2/15/27	USD	1,610	1,479,711
			$ 2,740,667
Canada — 0.1%
Shopify, Inc., 0.125%, 11/1/25	USD	1,395	$ 1,310,603
			$ 1,310,603
Cayman Islands — 0.2%
Li Auto, Inc., 0.25%, 5/1/28	USD	890	$ 1,019,717
Poseidon Finance 1 Ltd., 0.00%, 2/1/25(13)	USD	1,260	1,282,995
Sea Ltd., 2.375%, 12/1/25	USD	2,090	2,196,590
ZTO Express Cayman, Inc., 1.50%, 9/1/27	USD	1,308	1,267,779
			$ 5,767,081
China — 0.2%
Meituan, 0.00%, 4/27/27(13)	USD	4,400	$ 4,139,300
Security	Principal Amount (000's omitted)		Value
China (continued)
PDD Holdings, Inc., 0.00%, 12/1/25	USD	1,260	$ 1,234,674
Sunac China Holdings Ltd., 1.00%, 9/30/32(13)(14)	USD	257	14,113
			$ 5,388,087
France — 0.0%(11)
Veolia Environnement SA, 0.00%, 1/1/25(13)	EUR	2,000	$ 667,272
			$ 667,272
Germany — 0.0%(11)
Deutsche Post AG, 0.05%, 6/30/25(13)	EUR	1,200	$ 1,227,956
			$ 1,227,956
India — 0.1%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(13)	USD	1,325	$ 1,298,977
			$ 1,298,977
Israel — 0.0%(11)
Nice Ltd., 0.00%, 9/15/25	USD	765	$ 760,410
			$ 760,410
Luxembourg — 0.0%(11)
Citigroup Global Markets Funding Luxembourg SCA, 0.00%, 7/25/24(13)	HKD	6,000	$ 754,727
			$ 754,727
Netherlands — 0.0%(11)
STMicroelectronics NV, Series A, 0.00%, 8/4/25(13)	USD	400	$ 425,247
			$ 425,247
South Africa — 0.0%(11)
HTA Group Ltd., 2.875%, 3/18/27(13)	USD	600	$ 535,172
			$ 535,172
South Korea — 0.0%(11)
LG Chem Ltd., 1.60%, 7/18/30(13)	USD	1,300	$ 1,175,200
			$ 1,175,200
Spain — 0.0%(11)
Cellnex Telecom SA, 0.50%, 7/5/28(13)	EUR	800	$ 870,301
			$ 870,301

29
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United Arab Emirates — 0.0%(11)
Abu Dhabi National Oil Co., 0.70%, 6/4/24(13)	USD	400	$ 395,618
			$ 395,618
United Kingdom — 0.0%(11)
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,151	$ 1,146,937
			$ 1,146,937
United States — 2.7%
Airbnb, Inc., 0.00%, 3/15/26	USD	2,025	$ 1,866,037
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	USD	2,715	2,683,777
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27	USD	1,230	1,131,969
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29(1)	USD	1,210	1,173,942
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	870	1,270,635
Bentley Systems, Inc., 0.125%, 1/15/26	USD	1,325	1,346,200
BILL Holdings, Inc., 0.00%, 12/1/25	USD	970	896,765
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	1,500	1,467,375
BlackLine, Inc., 0.00%, 3/15/26	USD	975	879,328
Block, Inc., 0.25%, 11/1/27	USD	1,990	1,633,292
Burlington Stores, Inc., 2.25%, 4/15/25	USD	845	888,518
Cable One, Inc., 0.00%, 3/15/26	USD	800	694,000
Carnival Corp., 5.75%, 12/1/27	USD	630	888,300
Cloudflare, Inc., 0.00%, 8/15/26	USD	1,200	1,095,900
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,285	1,092,250
CryoPort, Inc., 0.75%, 12/1/26(1)	USD	820	711,104
Cytokinetics, Inc., 3.50%, 7/1/27	USD	665	951,257
Datadog, Inc., 0.125%, 6/15/25	USD	1,045	1,494,872
Dayforce, Inc., 0.25%, 3/15/26	USD	1,290	1,176,480
Dexcom, Inc., 0.375%, 5/15/28(1)	USD	2,025	2,060,868
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	1,725	1,436,062
Dropbox, Inc., 0.00%, 3/1/26	USD	1,265	1,188,220
Duke Energy Corp., 4.125%, 4/15/26	USD	1,330	1,322,346
Enphase Energy, Inc., 0.00%, 3/1/26	USD	1,045	946,493
Envista Holdings Corp., 1.75%, 8/15/28(1)	USD	1,120	956,200
Etsy, Inc., 0.25%, 6/15/28	USD	1,520	1,198,520
Euronet Worldwide, Inc., 0.75%, 3/15/49	USD	560	545,160
Evergy, Inc., 4.50%, 12/15/27(1)	USD	1,295	1,296,779
Evolent Health, Inc., 3.50%, 12/1/29(1)	USD	805	841,842
Exact Sciences Corp.:
0.375%, 3/1/28	USD	1,415	1,230,342
2.00%, 3/1/30(1)	USD	500	516,250
Expedia Group, Inc., 0.00%, 2/15/26	USD	1,120	1,034,359
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	975	952,088
Five9, Inc., 1.00%, 3/15/29(1)	USD	1,635	1,618,241
Ford Motor Co., 0.00%, 3/15/26	USD	2,200	2,198,900
Security	Principal Amount (000's omitted)		Value
United States (continued)
Glencore Funding LLC, 0.00%, 3/27/25(13)	USD	1,400	$ 1,508,817
Global Payments, Inc., 1.50%, 3/1/31(1)	USD	2,200	2,197,800
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	1,155	1,089,165
Insmed, Inc., 0.75%, 6/1/28	USD	1,105	1,129,223
Insulet Corp., 0.375%, 9/1/26	USD	1,200	1,237,321
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	560	524,580
InterDigital, Inc.:
2.00%, 6/1/24	USD	250	303,594
3.50%, 6/1/27	USD	455	618,664
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/26	USD	1,335	1,290,420
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	940	1,063,423
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	1,075	1,003,943
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,255	1,308,442
Live Nation Entertainment, Inc., 2.00%, 2/15/25	USD	770	790,752
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	665	506,580
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	1,170	1,073,475
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	750	612,900
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	855	919,125
MongoDB, Inc., 0.25%, 1/15/26	USD	600	1,066,777
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27(1)	USD	1,440	1,573,200
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	USD	1,730	1,560,832
NRG Energy, Inc., 2.75%, 6/1/48	USD	1,205	2,159,962
NuVasive, Inc., 0.375%, 3/15/25	USD	805	768,574
Okta, Inc., 0.125%, 9/1/25	USD	1,075	1,018,563
ON Semiconductor Corp., 0.50%, 3/1/29	USD	2,535	2,455,781
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	880	2,576,200
PG&E Corp., 4.25%, 12/1/27(1)	USD	1,585	1,589,359
Post Holdings, Inc., 2.50%, 8/15/27	USD	1,140	1,277,940
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	1,275	1,212,844
Rapid7, Inc.:
0.25%, 3/15/27	USD	1,040	901,550
1.25%, 3/15/29(1)	USD	400	388,720
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	985	673,740
Sarepta Therapeutics, Inc., 1.25%, 9/15/27	USD	1,110	1,272,282
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	1,525	1,360,452
Shockwave Medical, Inc., 1.00%, 8/15/28(1)	USD	895	1,138,595
Snap, Inc., 0.00%, 5/1/27	USD	1,375	1,121,313
Southwest Airlines Co., 1.25%, 5/1/25	USD	747	734,861
Spotify USA, Inc., 0.00%, 3/15/26	USD	1,325	1,232,250
Super Micro Computer, Inc., 0.00%, 3/1/29(1)	USD	645	659,835
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	1,240	1,305,720

30
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Uber Technologies, Inc., 0.00%, 12/15/25	USD	2,235	$ 2,329,987
Western Digital Corp., 3.00%, 11/15/28(1)	USD	1,180	1,785,340
Wolfspeed, Inc., 1.875%, 12/1/29	USD	1,695	980,134
Ziff Davis, Inc., 1.75%, 11/1/26	USD	630	572,906
Zscaler, Inc., 0.125%, 7/1/25	USD	1,025	1,302,775
			$ 94,883,387
Total Convertible Bonds (identified cost $119,114,076)			$ 119,347,642

Convertible Preferred Stocks — 0.2%
Security	Shares	Value
United States — 0.2%
Bank of America Corp., Series L, 7.25%	2,150	$ 2,472,500
Wells Fargo & Co., Series L, Class A, 7.50%	2,400	2,749,056
Total Convertible Preferred Stocks (identified cost $5,508,019)		$ 5,221,556

Exchange-Traded Funds — 0.4%
Security	Shares	Value
Equity Funds — 0.4%
ProShares Short VIX Short-Term Futures ETF	224,200	$ 12,281,676
Total Exchange-Traded Funds (identified cost $11,075,571)		$ 12,281,676

Foreign Corporate Bonds — 7.3%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Pan American Energy LLC, 8.50%, 4/30/32(1)	USD	3,560	$ 3,592,040
			$ 3,592,040
Brazil — 1.1%
3R Lux SARL, 9.75%, 2/5/31(1)	USD	2,558	$ 2,691,291
Banco BTG Pactual SA, 6.25%, 4/8/29(1)	USD	2,438	2,420,459
Braskem Netherlands Finance BV, 8.50% to 10/24/25, 1/23/81(13)(15)	USD	4,982	4,888,409
Coruripe Netherlands BV, 10.00%, 2/10/27(13)	USD	5,979	5,346,893
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
FORESEA Holding SA, 7.50%, 6/15/30(13)	USD	7,190	$ 6,677,075
Gol Finance SA, 15.813%, (1 mo. SOFR + 10.50%), 1/29/25(1)(3)	USD	1,069	1,159,992
MC Brazil Downstream Trading SARL:
7.25%, 6/30/31(1)	USD	2,305	1,998,378
7.25%, 6/30/31(13)	USD	2,661	2,307,101
MV24 Capital BV, 6.748%, 6/1/34(13)	USD	5,140	4,731,425
Samarco Mineracao SA, 9.50%, 6/30/31(13)(14)	USD	5,915	5,401,954
Vale SA, Series A6, 1.378%(16)(17)	BRL	14,736	950,717
			$ 38,573,694
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(13)	EUR	3,738	$ 3,565,224
			$ 3,565,224
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(13)	USD	3,883	$ 3,659,724
			$ 3,659,724
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	2,105	$ 2,141,569
			$ 2,141,569
Chile — 0.4%
AES Andes SA:
6.30%, 3/15/29(1)	USD	1,541	$ 1,520,497
6.35% to 1/7/25, 10/7/79(13)(15)	USD	1,001	975,470
7.125% to 5/20/24, 3/26/79(13)(15)	USD	3,738	3,699,394
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(1)(15)(16)	USD	1,161	1,190,635
Inversiones La Construccion SA, 4.75%, 2/7/32(13)	USD	6,359	5,484,638
			$ 12,870,634
China — 0.2%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(13)	USD	5,244	$ 4,553,320
Kaisa Group Holdings Ltd., 9.375%, 6/30/24(13)(18)	USD	850	24,437
KWG Group Holdings Ltd., 7.875%, 8/30/24(18)	USD	519	25,950
Longfor Group Holdings Ltd., 3.85%, 1/13/32(13)	USD	1,699	905,773
Shimao Group Holdings Ltd., 5.60%, 7/15/26(13)(18)	USD	4,343	152,005
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(13)(14)	USD	213	22,339

31
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(13)(14)	USD	213	$ 20,804
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(13)(14)	USD	427	34,122
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(13)(14)	USD	641	47,767
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(13)(14)	USD	641	42,489
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(13)(14)	USD	302	16,590
Times China Holdings Ltd.:
5.55%, 6/4/24(13)(18)	USD	2,221	57,524
6.75%, 7/16/23(13)(18)	USD	1,041	23,422
West China Cement Ltd., 4.95%, 7/8/26(13)	USD	530	432,192
			$ 6,358,734
Colombia — 0.4%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)	USD	1,655	$ 1,499,531
Aris Mining Corp., 6.875%, 8/9/26(13)	USD	1,758	1,632,461
Avianca Midco 2 PLC, 9.00%, 12/1/28(13)	USD	4,301	4,064,437
Banco Davivienda SA, 6.65% to 4/22/31(13)(15)(16)	USD	1,417	993,755
Bancolombia SA, 6.909%, 10/18/27	USD	485	480,400
Canacol Energy Ltd., 5.75%, 11/24/28(13)	USD	6,429	3,033,427
SierraCol Energy Andina LLC, 6.00%, 6/15/28(13)	USD	2,114	1,831,724
			$ 13,535,735
Costa Rica — 0.1%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	2,290	$ 2,380,146
			$ 2,380,146
Cyprus — 0.0%(11)
Bank of Cyprus PLC:
7.375% to 7/25/27, 7/25/28(13)(15)	EUR	615	$ 704,634
11.875% to 12/21/28(13)(15)(16)	EUR	213	249,977
			$ 954,611
Georgia — 0.4%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(15)(16)	USD	200	$ 198,566
9.50% to 7/16/29(13)(15)(16)	USD	3,971	3,942,528
TBC Bank JSC:
8.894% to 11/6/26(13)(15)(16)	USD	3,132	3,006,720
Security	Principal Amount (000's omitted)		Value
Georgia (continued)
TBC Bank JSC: (continued)
10.25% to 7/30/29(13)(15)(16)	USD	5,170	$ 5,165,759
			$ 12,313,573
Ghana — 0.1%
Kosmos Energy Ltd., 7.50%, 3/1/28(13)	USD	2,199	$ 2,102,364
Tullow Oil PLC, 10.25%, 5/15/26(13)	USD	2,624	2,558,531
			$ 4,660,895
Greece — 0.4%
Alpha Services & Holdings SA, 5.50% to 3/11/26, 6/11/31(13)(15)	EUR	2,712	$ 2,854,452
National Bank of Greece SA, 8.00% to 10/3/28, 1/3/34(13)(15)	EUR	1,745	2,029,813
Piraeus Financial Holdings SA:
5.50% to 2/19/25, 2/19/30(13)(15)	EUR	810	855,715
7.25% to 1/17/29, 4/17/34(13)(15)	EUR	2,200	2,429,264
8.75% to 6/16/26(13)(15)(16)	EUR	4,978	5,273,557
			$ 13,442,801
Honduras — 0.0%(11)
Inversiones Atlantida SA, 7.50%, 5/19/26(13)	USD	787	$ 770,866
			$ 770,866
Hong Kong — 0.1%
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(13)	USD	5,517	$ 4,871,928
			$ 4,871,928
Hungary — 0.2%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(13)(15)	EUR	3,074	$ 3,462,859
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(13)(15)	USD	3,696	3,816,120
			$ 7,278,979
Iceland — 0.0%
Wow Air Hf.:
0.00% (16)(18)(19)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(16)(18)(19)	EUR	900	0
			$ 0
India — 0.2%
Vedanta Resources Finance II PLC:
13.875%, 1/21/27(13)	USD	2,246	$ 2,106,569

32
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
India (continued)
Vedanta Resources Finance II PLC: (continued)
13.875%, 12/9/28(13)	USD	6,073	$ 5,528,453
			$ 7,635,022
Indonesia — 0.4%
Indika Energy Tbk. PT, 8.75%, 5/7/29(1)(2)	USD	5,330	$ 5,265,115
LLPL Capital Pte. Ltd., 6.875%, 2/4/39(13)	USD	3,538	3,411,533
Minejesa Capital BV:
4.625%, 8/10/30(13)	USD	4,110	3,847,153
5.625%, 8/10/37(13)	USD	1,343	1,164,916
			$ 13,688,717
Kazakhstan — 0.0%(11)
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/26(13)	USD	1,482	$ 1,398,583
			$ 1,398,583
Mauritius — 0.1%
Azure Power Energy Ltd., 3.575%, 8/19/26(13)	USD	3,706	$ 3,317,807
			$ 3,317,807
Mexico — 0.9%
Alpha Holding SA de CV:
9.00%, 2/10/25(13)(18)	USD	2,654	$ 39,807
10.00%, 12/19/22(13)(18)	USD	1,440	21,597
Banco Mercantil del Norte SA:
5.875% to 1/24/27(13)(15)(16)	USD	433	404,245
7.625% to 1/10/28(13)(15)(16)	USD	563	549,359
8.375% to 10/14/30(13)(15)(16)	USD	1,314	1,309,079
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(13)(15)	USD	2,994	2,735,075
8.45% to 6/29/33, 6/29/38(1)(15)	USD	1,097	1,133,295
Grupo Aeromexico SAB de CV, 8.50%, 3/17/27(13)	USD	2,422	2,376,390
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)	USD	2,592	2,138,400
Petroleos Mexicanos:
6.75%, 9/21/47	USD	6,226	3,978,821
6.84%, 1/23/30	USD	9,213	7,990,749
6.875%, 8/4/26	USD	5,578	5,417,439
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(13)	USD	3,653	1,952,331
10.50%, 12/31/28(1)	USD	1,896	1,534,537
			$ 31,581,124
Security	Principal Amount (000's omitted)		Value
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(13)	USD	4,037	$ 3,308,725
			$ 3,308,725
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(13)	USD	2,608	$ 2,425,440
SEPLAT Energy PLC, 7.75%, 4/1/26(13)	USD	1,280	1,239,903
			$ 3,665,343
Panama — 0.2%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(13)	USD	6,435	$ 5,415,978
			$ 5,415,978
Paraguay — 0.1%
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	2,421	$ 2,118,054
7.70%, 7/21/28(13)	USD	2,453	2,146,049
			$ 4,264,103
Peru — 0.3%
Auna SAA, 10.00%, 12/15/29(1)	USD	5,696	$ 5,859,027
Peru LNG SRL, 5.375%, 3/22/30(13)	USD	3,067	2,619,785
Telefonica del Peru SAA, 7.375%, 4/10/27(13)	PEN	4,500	921,385
			$ 9,400,197
Romania — 0.1%
Banca Transilvania SA:
7.25% to 12/7/27, 12/7/28(13)(15)	EUR	2,058	$ 2,287,447
8.875% to 4/27/26, 4/27/27(13)(15)	EUR	482	544,596
			$ 2,832,043
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(13)(15)(16)(19)	USD	1,226	$ 0
			$ 0
Saint Lucia — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash and 1.50% PIK), 5/25/27	USD	4,218	$ 4,094,882
			$ 4,094,882

33
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Singapore — 0.2%
Indika Energy Capital IV Pte. Ltd., 8.25%, 10/22/25(13)	USD	2,913	$ 2,936,658
Puma International Financing SA, 7.75%, 4/25/29(1)	USD	2,737	2,771,951
			$ 5,708,609
South Africa — 0.1%
Sasol Financing USA LLC:
5.50%, 3/18/31	USD	3,249	$ 2,703,366
6.50%, 9/27/28	USD	2,105	2,000,752
			$ 4,704,118
Spain — 0.0%(11)
International Airport Finance SA, 12.00%, 3/15/33(13)	USD	610	$ 650,455
			$ 650,455
Trinidad and Tobago — 0.0%(11)
Telecommunications Services of Trinidad & Tobago Ltd., 8.875%, 10/18/29(13)	USD	784	$ 760,586
			$ 760,586
Turkey — 0.4%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(13)	USD	3,229	$ 2,985,728
Sisecam U.K. PLC, 8.25%, 5/2/29(1)(2)	USD	3,190	3,250,948
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(13)	USD	2,437	2,429,799
WE Soda Investments Holding PLC, 9.50%, 10/6/28(13)	USD	3,999	4,138,677
			$ 12,805,152
United Kingdom — 0.0%(11)
Avianca Midco 2 PLC, 9.00%, 12/1/28(13)	USD	708	$ 668,755
			$ 668,755
Uzbekistan — 0.1%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(13)	UZS	51,340,000	$ 4,071,317
			$ 4,071,317
Security	Principal Amount (000's omitted)		Value
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(13)	USD	4,440	$ 4,238,426
			$ 4,238,426
Total Foreign Corporate Bonds (identified cost $265,447,329)			$ 255,181,095

Loan Participation Notes — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(13)(19)(20)	UZS	195,502,870	$ 16,654,946
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(13)(19)(20)	UZS	3,683,800	302,265
Total Loan Participation Notes (identified cost $17,103,490)			$ 16,957,211

Reinsurance Side Cars — 2.9%
Security	Shares	Value
Eden Re II Ltd.:
Series 2020A, 0.00%, 3/22/24(1)(19)(21)(22)	429,924	$ 147,894
Series 2021A, 0.00%, 3/21/25(1)(19)(21)(22)	41,325	11,860
Series 2021B, 0.00%, 3/21/25(1)(19)(21)(22)	394,291	135,242
Series 2022A, 0.00%, 3/20/26(1)(19)(21)(22)	839,905	485,129
Series 2022B, 0.00%, 3/20/26(1)(19)(21)(22)	690,061	391,886
Series 2023A, 0.00%, 3/19/27(1)(19)(21)(22)	300,000	354,600
Series 2023B, 0.00%, 3/19/27(1)(19)(21)(22)	118,000	139,948
Series 2024A, 0.00%, 3/17/28(1)(19)(21)(22)	7,700,000	7,947,170
Series 2024B, 0.00%, 3/17/28(1)(19)(21)(22)	26,300,000	27,215,240
Mt. Logan Re Ltd.:
Series 13, Preference Shares(19)(22)(23)	10,000	17,801,622
Series 17, Preference Shares(12)(19)(22)(23)	860	1,510,828
Series 19, Preference Shares(12)(19)(22)(23)	7,464	7,970,859
PartnerRe ILS Fund SAC Ltd.(19)(22)(23)	34,000,000	35,176,400
Sussex Capital Ltd.:
Designated Investment Series 5, 5/19(12)(19)(22)(23)	249	11,429
Designated Investment Series 5, 12/19(12)(19)(22)(23)	791	25,264
Designated Investment Series 5, 6/20(12)(19)(22)(23)	434	30,657
Designated Investment Series 5, 4/21(12)(19)(22)(23)	247	12,906

34
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sussex Capital Ltd.: (continued)
Designated Investment Series 5, 12/21(12)(19)(22)(23)	958	$ 20,684
Designated Investment Series 5, 11/22(12)(19)(22)(23)	958	270,936
Designated Investment Series 15, 12/21(12)(19)(22)(23)	743	16,031
Designated Investment Series 15, 11/22(12)(19)(22)(23)	721	203,920
Series 5, Preference Shares(12)(19)(22)(23)	1,172	1,681,380
Series 15, Preference Shares(12)(19)(22)(23)	977	1,243,212
Sussex Re Ltd.:
Series 2020A(12)(19)(22)(23)	4,081,939	154,706
Series 2021A(12)(19)(22)(23)	4,154,232	304,505
Total Reinsurance Side Cars (identified cost $91,232,564)		$ 103,264,308

Senior Floating-Rate Loans — 0.2%(24)
Borrower/Description	Principal Amount (000's omitted)	Value
Paraguay — 0.1%
Frigorifico Concepcion SA, Term Loan, 10.829%, (SOFR + 5.50%), 12/8/26	$5,420	$ 5,406,450
		$ 5,406,450
Saint Lucia — 0.1%
Digicel International Finance Ltd., Term Loan, 5/25/27(25)	$2,994	$ 2,863,110
		$ 2,863,110
Total Senior Floating-Rate Loans (identified cost $8,276,659)		$ 8,269,560

Sovereign Government Bonds — 10.3%
Security	Principal Amount (000's omitted)		Value
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(13)	EUR	120	$ 108,832
6.875%, 1/19/52(13)	EUR	1,733	1,509,315
			$ 1,618,147
Security	Principal Amount (000's omitted)		Value
Czech Republic — 1.4%
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	1,436,300	$ 50,323,396
			$ 50,323,396
Dominican Republic — 0.8%
Dominican Republic Bonds:
12.00%, 8/8/25(1)	DOP	450,030	$ 7,832,751
12.75%, 9/23/29(1)	DOP	794,700	15,397,724
13.625%, 2/3/33(1)	DOP	8,000	163,415
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	5,215,414
13.00%, 12/5/25(1)	DOP	12,940	227,412
			$ 28,836,716
Egypt — 0.1%
Egypt Government International Bonds, 5.625%, 4/16/30(13)	EUR	5,830	$ 4,983,365
			$ 4,983,365
Iceland — 0.4%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,468,763	$ 8,347,477
6.50%, 1/24/31	ISK	285,839	1,949,128
7.00%, 9/17/35	ISK	553,340	3,951,585
			$ 14,248,190
Indonesia — 1.9%
Indonesia Treasury Bonds, 7.125%, 6/15/43	IDR	1,093,548,000	$ 67,044,379
			$ 67,044,379
Peru — 4.4%
Peru Government Bonds:
5.40%, 8/12/34	PEN	230,015	$ 52,842,446
5.94%, 2/12/29	PEN	199,073	52,701,871
6.15%, 8/12/32	PEN	65,080	16,332,633
6.714%, 2/12/55	PEN	5,641	1,364,978
7.30%, 8/12/33(13)	PEN	112,565	30,136,521
			$ 153,378,449
Serbia — 0.8%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	3,319,480	$ 27,645,016
5.875%, 2/8/28	RSD	3,280	30,845
			$ 27,675,861

35
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname — 0.4%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)	USD	4,795	$ 3,613,032
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	10,846	10,070,915
			$ 13,683,947
Ukraine — 0.0%(11)
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	2,861	$ 57,141
19.19%, 9/30/26	UAH	5,023	98,519
			$ 155,660
Uzbekistan — 0.0%(11)
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(13)	UZS	6,450,000	$ 513,654
			$ 513,654
Total Sovereign Government Bonds (identified cost $378,108,958)			$ 362,461,764

U.S. Department of Agriculture Loans — 0.4%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	$186	$ 185,719
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	5,813	5,815,627
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	6,225	6,227,610
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/63(3)	1,104	1,104,701
Total U.S. Department of Agriculture Loans (identified cost $13,328,294)		$ 13,333,657

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(8)
Series 2021-SB91, Class X1, 0.681%, 8/25/41(4)	$23,596	$ 624,912
Series 2021-SB92, Class X1, 0.682%, 8/25/41(4)	23,362	495,215
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Interest Only:(8)
Series 2021-101, Class IO, 0.677%, 4/16/63(4)	$26,527	$ 1,374,352
Series 2021-132, Class IO, 0.726%, 4/16/63(4)	64,917	3,521,151
Series 2021-144, Class IO, 0.825%, 4/16/63(4)	25,526	1,535,659
Series 2021-186, Class IO, 0.764%, 5/16/63(4)	47,132	2,644,777
Series 2022-3, Class IO, 0.64%, 2/16/61(4)	67,124	3,264,918
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $17,519,962)		$ 13,460,984

U.S. Government Agency Mortgage-Backed Securities — 33.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.462%, (COF + 1.254%), with maturity at 2035(26)	$46	$ 44,891
4.745%, (COF + 1.251%), with maturity at 2030(26)	45	43,493
6.00%, with various maturities to 2053	4,556	4,533,869
6.50%, with maturity at 2053	5,874	5,950,731
7.00%, with various maturities to 2053	1,337	1,389,095
8.00%, with maturity at 2026	0 (10)	287
Federal National Mortgage Association:
4.437%, (COF + 1.254%), with maturity at 2035(26)	19	18,909
5.224%, (COF + 1.791%), with maturity at 2035(26)	281	275,343
5.50%, with maturity at 2052	18,361	17,867,329
6.00%, with various maturities to 2053	17,964	17,857,361
6.50%, with various maturities to 2053	17,117	17,363,334
8.50%, with maturity at 2032	72	75,210
9.50%, with maturity at 2028	7	6,906
Government National Mortgage Association:
5.00%, with maturity at 2052	18,297	17,564,141
5.50%, with various maturities to 2063	68,185	67,081,578
6.00%, 30-Year, TBA(27)	50,450	50,355,777
6.00%, with various maturities to 2063	183,468	184,998,590
6.50%, with various maturities to 2064	137,052	139,912,020
7.00%, with various maturities to 2063	33,791	34,512,904
7.00%, 30-Year, TBA(27)	100,000	101,822,015
7.50%, with various maturities to 2054	57,393	57,866,210
8.00%, with various maturities to 2054	20,511	20,900,287
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(27)	8,671	8,222,208
5.50%, 30-Year, TBA(27)	257,700	250,301,188

36
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security: (continued)
6.00%, 30-Year, TBA(27)	$165,400	$ 163,985,061
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,169,346,062)		$1,162,948,737

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(28)(29) Series 2018-1, Class A, 2.455%, 3/25/44(1)	$153,527	$ 8,574,073
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $32,145,516)		$ 8,574,073

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32(30)	$11,782	$ 10,387,286
Total U.S. Treasury Obligations (identified cost $11,191,857)		$ 10,387,286

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(12)(19)	3,058,000	$ 0
Alpha Holding SA, Escrow Certificates(12)(19)	5,630,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 7.1%
Affiliated Fund — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(31)	136,713,931	$ 136,713,931
Total Affiliated Fund (identified cost $136,713,931)		$ 136,713,931

Repurchase Agreements — 1.4%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 4/25/24 with an interest rate of 5.10%, collateralized by $5,000,000 Republic of Poland Government International Bonds, 4.875%, due 10/4/33 and a market value, including accrued interest, of $4,795,301(32)	USD	4,775	$ 4,775,000
Dated 4/25/24 with an interest rate of 5.10%, collateralized by $5,000,000 Romania Government International Bonds, 7.125%, due 1/17/33 and a market value, including accrued interest, of $5,276,377(32)	USD	5,238	5,237,500
Barclays Bank PLC:
Dated 2/12/24 with an interest rate of 5.00%, collateralized by $5,000,000 Brazil Government International Bonds, 6.125%, due 3/15/34 and a market value, including accrued interest, of $5,078,264(32)	USD	5,219	5,218,750
Dated 2/29/24 with an interest rate of 5.00%, collateralized by $5,000,000 Peru Government International Bonds, 3.00%, due 1/15/34 and a market value, including accrued interest, of $3,972,917(32)	USD	4,288	4,287,500
Dated 4/11/24 with an interest rate of 5.05%, collateralized by $5,000,000 Republic of South Africa Government International Bonds, 5.875%, due 4/20/32 and a market value, including accrued interest, of $5,008,976(32)	USD	4,831	4,831,250
JP Morgan Chase Bank, N.A.:
Dated 4/12/24 with an interest rate of 4.80%, collateralized by $5,000,000 Colombia Government International Bonds, 7.50%, due 2/2/34 and a market value, including accrued interest, of $5,092,708(32)	USD	5,101	5,101,041
Dated 4/12/24 with an interest rate of 5.10%, collateralized by $5,000,000 Brazil Government International Bonds, 6.125%, due 3/15/34 and a market value, including accrued interest, of $5,078,264(32)	USD	4,895	4,894,653

37
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC:
Dated 3/18/24 with an interest rate of 5.05%, collateralized by $5,000,000 Indonesia Government International Bonds, 4.85%, due 1/11/33 and a market value, including accrued interest, of $4,860,656(32)	USD	5,195	$ 5,194,875
Dated 3/20/24 with an interest rate of 5.05%, collateralized by $5,000,000 Mexico Government International Bonds, 6.00%, due 5/7/36 and a market value, including accrued interest, of $4,919,340(32)	USD	5,263	5,262,500
Dated 3/26/24 with an interest rate of 4.90%, collateralized by $5,000,000 Philippines Government International Bonds, 5.00%, due 7/17/33 and a market value, including accrued interest, of $4,913,089(32)	USD	5,292	5,292,000
Total Repurchase Agreements (identified cost $50,095,069)			$ 50,095,069

Sovereign Government Securities — 0.7%
Security	Principal Amount (000's omitted)		Value
Egypt — 0.7%
Egypt Treasury Bills:
0.00%, 9/24/24	EGP	1,475	$ 28,044
0.00%, 12/10/24	EGP	438,200	7,937,835
0.00%, 3/11/25	EGP	938,950	16,106,883
Total Sovereign Government Securities (identified cost $22,605,229)			$ 24,072,762

U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(33)	$13,488	$ 13,472,185
0.00%, 6/13/24(33)	13,500	13,415,188
0.00%, 6/20/24(33)	13,000	12,904,847
Total U.S. Treasury Obligations (identified cost $39,793,790)		$ 39,792,220
Total Short-Term Investments (identified cost $249,208,019)		$ 250,673,982
Value
Total Investments — 116.1% (identified cost $4,247,096,437)	$4,081,197,823
Total Written Swaptions — (0.2)% (premiums received $2,815,400)	$ (7,813,528)
Securities Sold Short — (0.8)%
Sovereign Government Bonds — (0.8)%
Security	Principal Amount (000's omitted)		Value
Indonesia — (0.1)%
Indonesia Government International Bonds, 4.85%, 1/11/33	USD	(5,000)	$ (4,786,559)
			$ (4,786,559)
Mexico — (0.1)%
Mexico Government International Bonds, 6.00%, 5/7/36	USD	(5,000)	$ (4,825,174)
			$ (4,825,174)
Peru — (0.1)%
Peru Government International Bonds, 3.00%, 1/15/34	USD	(5,000)	$ (3,928,750)
			$ (3,928,750)
Philippines — (0.2)%
Philippines Government International Bonds, 5.00%, 7/17/33	USD	(5,000)	$ (4,840,866)
			$ (4,840,866)
Poland — (0.1)%
Republic of Poland Government International Bonds, 4.875%, 10/4/33	USD	(5,000)	$ (4,777,020)
			$ (4,777,020)
Romania — (0.2)%
Romania Government International Bonds, 7.125%, 1/17/33(13)	USD	(5,000)	$ (5,173,460)
			$ (5,173,460)
Total Sovereign Government Bonds (proceeds $29,019,718)			$ (28,331,829)
Total Securities Sold Short (proceeds $29,019,718)			$ (28,331,829)

38
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Value
Other Assets, Less Liabilities — (15.1)%	$ (531,063,512)
Net Assets — 100.0%	$3,513,988,954
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $874,631,413 or 24.9% of the Portfolio's net assets.
(2)	When-issued security.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(5)	When-issued, variable rate security whose interest rate will be determined after April 30, 2024
(6)	Step coupon security. Interest rate represents the rate in effect at April 30, 2024.
(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2024.
(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(10)	Principal amount is less than $500.
(11)	Amount is less than 0.05%.
(12)	Non-income producing security.
(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $246,004,721 or 7.0% of the Portfolio's net assets.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(17)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2024.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(20)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(21)	Quantity held represents principal in USD.
(22)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(23)	Restricted security (see Note 5).
(24)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(25)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2024.
(27)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(28)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(29)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2024 of all interest only securities comprising the trust.
(30)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(31)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(32)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(33)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

39
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions (OTC) — (0.2)%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/9/34 to pay SOFR and receive 3.93%	JPMorgan Chase Bank, N.A.	USD	(129,000,000)	5/7/24	$ (4,074,363)
Option to enter into interest rate swap expiring 8/9/34 to pay SOFR and receive 4.14%	Citibank, N.A.	USD	(157,000,000)	8/7/24	(3,739,165)
Total					$(7,813,528)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	208,628	USD	226,407	6/20/24	$ (3,316)
EUR	864,633	USD	938,315	6/20/24	(13,741)
EUR	1,084,472	USD	1,185,258	6/20/24	(25,605)
IDR	459,893,067,351	USD	29,180,107	6/20/24	(936,525)
USD	51,784,363	EUR	47,380,982	6/20/24	1,118,688
USD	24,813,555	EUR	22,703,583	6/20/24	536,043
USD	17,580,004	EUR	16,085,123	6/20/24	379,777
USD	9,075,339	EUR	8,303,635	6/20/24	196,053
USD	6,773,019	EUR	6,197,089	6/20/24	146,316
USD	5,290,380	EUR	4,840,523	6/20/24	114,287
USD	4,616,699	EUR	4,224,127	6/20/24	99,734
USD	2,871,953	EUR	2,627,742	6/20/24	62,042
USD	1,923,918	EUR	1,760,322	6/20/24	41,562
USD	1,850,262	EUR	1,692,929	6/20/24	39,971
USD	1,512,005	EUR	1,383,434	6/20/24	32,664
USD	1,324,550	EUR	1,211,919	6/20/24	28,614
USD	1,323,210	EUR	1,210,694	6/20/24	28,585
USD	983,642	EUR	900,000	6/20/24	21,249
USD	221,866	EUR	203,000	6/20/24	4,793
USD	55,022,709	IDR	859,344,661,284	6/20/24	2,247,459
USD	29,423,521	IDR	459,548,319,478	6/20/24	1,201,111
USD	9,989,948	IDR	156,043,988,306	6/20/24	406,761
USD	8,216,833	IDR	128,337,893,938	6/20/24	335,171
USD	22,071	IDR	344,747,873	6/20/24	899
USD	26,790,164	PEN	98,703,000	6/20/24	586,662
USD	17,859,838	PEN	65,801,000	6/20/24	391,102
USD	19,421,814	PEN	71,837,853	6/20/24	350,425
USD	23,320,663	PEN	87,737,000	6/20/24	28,397
USD	203,295	PEN	749,000	6/20/24	4,452
USD	135,711	PEN	500,000	6/20/24	2,972
USD	147,459	PEN	545,424	6/20/24	2,661
USD	177,024	PEN	666,000	6/20/24	216
USD	300,862	PEN	1,136,656	6/20/24	(896)
40
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	264,258	PEN	999,000	6/20/24	$ (955)
USD	39,626,233	PEN	149,707,910	6/20/24	(117,963)
USD	34,812,189	PEN	131,604,000	6/20/24	(125,813)
					$7,183,852
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,372,646	EUR	1,273,775	Goldman Sachs International	5/2/24	$ 13,272	$ —
USD	636,924	EUR	585,991	Goldman Sachs International	5/2/24	11,554	—
USD	508,355	EUR	468,990	UBS AG	5/2/24	7,849	—
USD	243,969	EUR	224,578	UBS AG	5/2/24	4,299	—
EUR	5,105,073	USD	5,467,849	Bank of America, N.A.	5/3/24	—	(19,712)
USD	5,502,528	EUR	5,105,073	Barclays Bank PLC	5/3/24	54,392	—
USD	5,469,344	EUR	5,105,073	Bank of America, N.A.	5/10/24	19,722	—
USD	2,736,059	EUR	2,553,335	UBS AG	5/10/24	10,396	—
AUD	25,000,000	USD	16,591,980	BNP Paribas	6/20/24	—	(373,409)
AUD	29,000,000	USD	19,238,571	Citibank, N.A.	6/20/24	—	(425,029)
AUD	11,745,000	USD	7,736,255	UBS AG	6/20/24	—	(116,771)
AUD	16,000,000	USD	10,527,440	UBS AG	6/20/24	—	(147,555)
EUR	45,762,259	CZK	1,166,068,117	JPMorgan Chase Bank, N.A.	6/20/24	—	(549,927)
MXN	43,842,000	USD	2,559,276	Bank of America, N.A.	6/20/24	—	(19,502)
MXN	58,227,000	USD	3,413,861	Goldman Sachs International	6/20/24	—	(40,763)
MXN	23,693,000	USD	1,397,419	Societe Generale	6/20/24	—	(24,880)
MXN	47,511,000	USD	2,757,225	State Street Bank and Trust Company	6/20/24	—	(4,906)
MXN	11,649,916	USD	682,379	State Street Bank and Trust Company	6/20/24	—	(7,497)
MXN	14,078,293	USD	824,579	State Street Bank and Trust Company	6/20/24	—	(9,022)
MXN	56,700,000	USD	3,334,249	State Street Bank and Trust Company	6/20/24	—	(49,610)
USD	26,467,080	AUD	40,000,000	Australia and New Zealand Banking Group Limited	6/20/24	517,367	—
USD	27,620,467	AUD	41,745,000	State Street Bank and Trust Company	6/20/24	538,697	—
USD	6,597,104	CAD	8,888,742	HSBC Bank USA, N.A.	6/20/24	135,130	—
USD	40,316	CAD	54,320	HSBC Bank USA, N.A.	6/20/24	826	—
USD	7,263,331	CNH	52,000,000	BNP Paribas	6/20/24	79,391	—
USD	7,402,256	CNH	53,000,000	HSBC Bank USA, N.A.	6/20/24	80,164	—
USD	12,855,680	CNH	92,000,000	JPMorgan Chase Bank, N.A.	6/20/24	145,632	—
USD	33,882,281	CNH	242,459,877	UBS AG	6/20/24	385,796	—
USD	13,986,674	MXN	237,500,717	Goldman Sachs International	6/20/24	228,224	—
USD	361,338	NZD	584,452	BNP Paribas	6/20/24	16,950	—
USD	609,218	ZAR	11,449,397	UBS AG	6/20/24	3,248	—
OMR	2,000,000	USD	5,183,496	Standard Chartered Bank	7/8/24	10,232	—
41
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	$ —	$ (216,710)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(139,429)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(27,147)
USD	23,985,158	OMR	9,293,625	BNP Paribas	7/29/24	—	(148,062)
USD	2,784,227	EUR	2,595,051	HSBC Bank USA, N.A.	7/31/24	4,076	—
USD	756,322	HKD	5,904,000	Goldman Sachs International	7/31/24	—	(375)
USD	4,828,281	SAR	18,220,000	Standard Chartered Bank	6/18/25	—	(16,745)
						$2,267,217	$(2,337,051)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	19,400	Long	6/28/24	$2,031,998,447	$ (38,388,897)
U.S. 10-Year Treasury Note	330	Long	6/18/24	35,454,375	(356,857)
U.S. Long Treasury Bond	66	Long	6/18/24	7,511,626	(365,183)
U.S. Ultra 10-Year Treasury Note	81	Long	6/18/24	8,927,719	(278,375)
U.S. Ultra-Long Treasury Bond	34	Long	6/18/24	4,065,125	(250,936)
Euro-Bobl	(139)	Short	6/6/24	(17,271,328)	226,003
Euro-Bund	(371)	Short	6/6/24	(51,502,757)	1,218,915
Euro-Buxl	(1)	Short	6/6/24	(137,583)	4,439
Euro-Schatz	(76)	Short	6/6/24	(8,525,182)	43,343
Japan 10-Year Bond	(193)	Short	6/13/24	(176,828,456)	1,271,054
U.S. 2-Year Treasury Note	(18)	Short	6/28/24	(3,647,813)	10,639
U.S. 5-Year Treasury Note	(56)	Short	6/28/24	(5,865,563)	16,416
U.S. 10-Year Treasury Note	(89)	Short	6/18/24	(9,561,938)	74,813
U.S. Long Treasury Bond	(385)	Short	6/18/24	(43,817,813)	1,857,279
U.S. Ultra-Long Treasury Bond	(1,044)	Short	6/18/24	(124,823,250)	7,757,707
					$ (27,159,640)
42
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 898,766
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	3,235,729
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	629,316
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	629,316
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	628,672
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	707,051
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(1,127,123)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(3,888,786)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(758,586)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(758,586)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(760,473)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(898,665)
EUR	5,870	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	102,799
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,464,119)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(3,287,928)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,015,871)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(361,984)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,576,067
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	651,398
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	318,719
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	403,249
43
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	$ 366,752
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	357,991
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	398,114
USD	7,955	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	297,015
							$ (1,121,167)
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$ 2,607,797
								$2,607,797
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	19,488,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.53% (pays semi-annually)	3/20/29	$ 695,862	$ —	$ 695,862
CLP	65,644,190	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	1,424,425	19,652	1,444,077
CLP	22,046,810	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	581,029	—	581,029
CLP	15,985,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	526,503	—	526,503
CLP	10,920,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	355,282	—	355,282
CLP	5,285,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	123,041	—	123,041
44
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	13,103,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	$ 289,238	$ —	$ 289,238
CLP	7,128,694	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	151,624	—	151,624
CLP	13,102,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	268,131	—	268,131
CLP	6,551,306	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	118,257	—	118,257
CNY	305,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.25% (pays quarterly)	3/20/29	261,779	—	261,779
CNY	770,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	3/20/29	483,140	—	483,140
CNY	336,700	Receives	7-day China Fixing Repo Rates (pays quarterly)	2.20% (pays quarterly)	6/19/29	(113,399)	—	(113,399)
COP	59,721,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/20/29	(75,433)	—	(75,433)
CZK	699,300	Receives	6-month CZK PRIBOR (pays semi-annually)	3.53% (pays annually)	3/20/29	964,938	—	964,938
CZK	99,886	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(162,800)	—	(162,800)
CZK	199,772	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(315,571)	—	(315,571)
CZK	300,341	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(466,573)	—	(466,573)
CZK	386,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.98% (pays annually)	9/20/33	(582,060)	—	(582,060)
ILS	127,200	Receives	3-month ILS TELBOR (pays quarterly)	4.09% (pays annually)	6/19/29	459,727	—	459,727
INR	3,044,800	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.54% (pays semi-annually)	6/19/29	81,922	—	81,922
JPY	45,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(469)	—	(469)
JPY	12,019,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(126,908)	159	(126,749)
JPY	15,542,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(165,916)	206	(165,710)
JPY	2,500,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.41% (pays annually)	9/20/53	796,139	—	796,139
KRW	21,823,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	6/19/29	83,049	—	83,049
45
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	27,125,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.42% (pays quarterly)	6/19/29	$ 94,177	$ —	$ 94,177
MXN	451,420	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	3/28/29	809,355	—	809,355
PLN	94,100	Receives	6-month PLN WIBOR (pays semi-annually)	4.79% (pays annually)	3/20/29	505,851	—	505,851
THB	641,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.59% (pays semi-annually)	6/19/29	37,804	—	37,804
THB	359,600	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	12,092	—	12,092
THB	422,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	12,585	—	12,585
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	422,289	—	422,289
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	547,585	—	547,585
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	509,463	—	509,463
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	1,172,802	—	1,172,802
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	390,345	—	390,345
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	1,531,322	—	1,531,322
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	455,339	—	455,339
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	450,650	—	450,650
USD	10,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(303,784)	—	(303,784)
USD	65,150	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(1,976,161)	—	(1,976,161)
USD	38,900	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	(1,049,584)	—	(1,049,584)
USD	38,900	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	(1,045,148)	—	(1,045,148)
USD	18,760	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(609,381)	—	(609,381)
USD	26,270	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(831,729)	—	(831,729)
USD	25,325	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(790,408)	—	(790,408)
USD	23,445	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	(726,619)	—	(726,619)
Total						$5,273,802	$20,017	$ 5,293,819
46
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	192,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$ 325,667
Goldman Sachs International	MYR	221,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	6/19/29	204,853
JPMorgan Chase Bank, N.A.	MYR	119,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	190,304
JPMorgan Chase Bank, N.A.	MYR	112,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	179,455
Nomura International PLC	MYR	238,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	449,861
Standard Chartered Bank	MYR	119,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	201,846
Total							$1,551,986
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 7,651	1.00% (pays quarterly)(1)	6/20/29	$ 151,834	$ (116,182)	$ 35,652
Malaysia	20,400	1.00% (pays quarterly)(1)	6/20/29	(510,137)	534,438	24,301
Total				$ (358,303)	$ 418,256	$59,953
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
47
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 6,058,901,240 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	1/13/33	$ 254,465
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	4/8/32	(148,249)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	4/11/32	(494,691)
				$(388,475)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
HICP	– Harmonised Indices of Consumer Prices
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter

PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona

JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
THB	– Thai Baht
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand
48
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $4,110,382,506)	$ 3,944,483,892
Affiliated investments, at value (identified cost $136,713,931)	136,713,931
Cash	21,067,827
Deposits for forward commitment securities	4,308,000
Deposits for derivatives collateral:
Futures contracts	843,457
Centrally cleared derivatives	39,145,688
OTC derivatives	1,060,000
Foreign currency, at value (identified cost $10,972,980)	10,916,012
Interest and dividends receivable	28,871,858
Dividends receivable from affiliated investments	532,494
Receivable for investments sold	5,117,216
Receivable for TBA sale commitments	55,027,548
Receivable for open forward foreign currency exchange contracts	2,267,217
Receivable for open swap contracts	4,414,248
Receivable for closed swap contracts	5,538,523
Tax reclaims receivable	2,776
Trustees' deferred compensation plan	116,199
Total assets	$4,260,426,886
Liabilities
Cash collateral due to brokers	$ 1,060,000
Written swaptions outstanding, at value (premiums received $2,815,400)	7,813,528
Payable for investments purchased	36,507,120
Payable for when-issued/delayed delivery/forward commitment securities	659,417,536
Payable for securities sold short, at value (proceeds $29,019,718)	28,331,829
Payable for variation margin on open futures contracts	6,036,953
Payable for variation margin on open centrally cleared derivatives	511,788
Payable for open forward foreign currency exchange contracts	2,337,051
Payable for open swap contracts	642,940
Payable to affiliates:
Investment adviser fee	1,572,500
Trustees' fees	9,223
Trustees' deferred compensation plan	116,199
Interest payable on securities sold short	1,172,629
Accrued expenses	908,636
Total liabilities	$ 746,437,932
Net Assets applicable to investors' interest in Portfolio	$3,513,988,954
49
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $26,617)	$ 942,320
Dividend income from affiliated investments	6,829,656
Interest income (net of foreign taxes withheld of $439,887)	98,755,094
Other income	161,957
Total investment income	$106,689,027
Expenses
Investment adviser fee	$ 9,023,064
Trustees’ fees and expenses	54,250
Custodian fee	507,872
Legal and accounting services	147,604
Interest expense and fees	1,199,116
Interest expense on securities sold short	897,533
Miscellaneous	49,424
Total expenses	$ 11,878,863
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 200,296
Total expense reductions	$ 200,296
Net expenses	$ 11,678,567
Net investment income	$ 95,010,460
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (15,765,864)
Securities sold short	(4,040,842)
Futures contracts	(32,042,268)
Swap contracts	(4,351,027)
Foreign currency transactions	(1,253,233)
Forward foreign currency exchange contracts	(8,182,535)
Net realized loss	$ (65,635,769)
Change in unrealized appreciation (depreciation):
Investments	$ 104,931,108
Written swaptions	(4,998,128)
Securities sold short	(204,072)
TBA sale commitments	(552,734)
Futures contracts	(34,068,697)
Swap contracts	15,046,449
Foreign currency	291,013
Forward foreign currency exchange contracts	7,488,300
Net change in unrealized appreciation (depreciation)	$ 87,933,239
Net realized and unrealized gain	$ 22,297,470
Net increase in net assets from operations	$117,307,930
50
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 95,010,460	$ 144,422,412
Net realized loss	(65,635,769)	(58,852,265)
Net change in unrealized appreciation (depreciation)	87,933,239	(26,687,036)
Net increase in net assets from operations	$ 117,307,930	$ 58,883,111
Capital transactions:
Contributions	$ 658,977,975	$ 1,068,753,875
Withdrawals	(255,759,585)	(317,425,020)
Net increase in net assets from capital transactions	$ 403,218,390	$ 751,328,855
Net increase in net assets	$ 520,526,320	$ 810,211,966
Net Assets
At beginning of period	$ 2,993,462,634	$ 2,183,250,668
At end of period	$3,513,988,954	$2,993,462,634
51
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Consolidated Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.72% (1)(2)(3)	0.64%	0.66%	0.70%	0.69%	0.69%
Net investment income	5.86% (1)	5.82%	4.04%	4.22%	2.85%	4.61%
Portfolio Turnover	149% (4)(5)	526% (5)	400% (5)	218% (5)	87% (5)	39%
Total Return	3.88% (4)	2.94%	(2.97)%	3.53%	7.52%	3.21%
Net assets, end of period (000’s omitted)	$3,513,989	$2,993,463	$2,183,251	$1,881,061	$1,359,116	$1,367,072
(1)	Annualized.
(2)	Includes interest and/or dividend expense on securities sold short and/or reverse repurchase agreements of 0.13%, 0.01%, 0.02%, 0.03% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(4)	Not annualized.
(5)	Includes the effect of To Be Announced (TBA) transactions.
52
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Strategic Income Fund (formerly, Short Duration Strategic Income Fund) and Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund) held an interest of 98.8% and 1.2%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2024 were $919,862 or less than 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
53

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of
54

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
L  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement
55

Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
O  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
P  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
Q  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
R  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
S  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of
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Notes to Consolidated Financial Statements (Unaudited) — continued

the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
T  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
U  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $9,023,064 or 0.56% (annualized) of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $200,296 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 1,205,436,981	$ 804,949,627
U.S. Government and Agency Securities	4,714,753,810	4,085,577,648
	$5,920,190,791	$4,890,527,275
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,274,390,704
Gross unrealized appreciation	$ 86,747,838
Gross unrealized depreciation	(299,814,424)
Net unrealized depreciation	$ (213,066,586)
58

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2024, the Portfolio owned the following securities (representing 1.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$ 17,801,622
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	1,510,828
Mt. Logan Re Ltd., Series 19, Preference Shares	2/6/24	7,464	7,463,900	7,970,859
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000,000	34,000,000	35,176,400
Sussex Capital Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	11,429
Sussex Capital Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	25,264
Sussex Capital Ltd., Designated Investment Series 5, 6/20	6/30/20	434	64,320	30,657
Sussex Capital Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	12,906
Sussex Capital Ltd., Designated Investment Series 5, 12/21	1/24/22	958	952,280	20,684
Sussex Capital Ltd., Designated Investment Series 5, 11/22	3/11/22	958	956,716	270,936
Sussex Capital Ltd., Designated Investment Series 15, 12/21	1/24/22	743	738,092	16,031
Sussex Capital Ltd., Designated Investment Series 15, 11/22	3/11/22	721	720,077	203,920
Sussex Capital Ltd., Series 5, Preference Shares	12/17/18	1,172	518,340	1,681,380
Sussex Capital Ltd., Series 15, Preference Shares	6/1/21	977	692,158	1,243,212
Sussex Re Ltd., Series 2020A	1/21/20	4,081,939	0	154,706
Sussex Re Ltd., Series 2021A	1/14/21	4,154,232	0	304,505
Total Restricted Securities			$54,419,058	$66,435,339
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Consolidated Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: During the six months ended April 30, 2024, the Portfolio entered into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the six months ended April 30, 2024, the Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $10,793,519. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,722,800 at April 30, 2024.
59

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under  an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to  a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used  while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by  a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Not applicable	$ 151,834*	$ 8,408,666*	$ 40,297,307*	$ 48,857,807
Receivable for open forward foreign currency exchange contracts	—	2,267,217	—	2,267,217
Receivable for open swap contracts	—	—	4,414,248	4,414,248
Total Asset Derivatives	$ 151,834	$10,675,883	$ 44,711,555	$ 55,539,272
Derivatives not subject to master netting or similar agreements	$ 151,834	$ 8,408,666	$ 40,297,307	$ 48,857,807
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 2,267,217	$ 4,414,248	$ 6,681,465
Written swaptions outstanding, at value	$ —	$ —	$ (7,813,528)	$ (7,813,528)
Not applicable	(510,137)*	(1,224,814)*	(63,304,312)*	(65,039,263)
Payable for open forward foreign currency exchange contracts	—	(2,337,051)	—	(2,337,051)
Payable for open swap contracts	—	—	(642,940)	(642,940)
Total Liability Derivatives	$(510,137)	$ (3,561,865)	$(71,760,780)	$(75,832,782)
Derivatives not subject to master netting or similar agreements	$(510,137)	$ (1,224,814)	$(63,304,312)	$(65,039,263)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (2,337,051)	$ (8,456,468)	$(10,793,519)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
60

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Australia and New Zealand Banking Group Limited	$ 517,367	$ —	$ —	$ (430,000)	$ 87,367	$ 430,000
Bank of America, N.A.	2,627,519	(39,214)	(2,588,305)	—	—	—
Barclays Bank PLC	308,857	—	—	(130,000)	178,857	130,000
BNP Paribas	96,341	(96,341)	—	—	—	—
Citibank, N.A.	325,667	(325,667)	—	—	—	—
Goldman Sachs International	457,903	(457,903)	—	—	—	—
HSBC Bank USA, N.A.	220,196	—	(184,169)	—	36,027	—
JPMorgan Chase Bank, N.A.	515,391	(515,391)	—	—	—	—
Nomura International PLC	449,861	—	—	(449,861)	—	500,000
Standard Chartered Bank	212,078	(156,174)	—	—	55,904	—
State Street Bank and Trust Company	538,697	(71,035)	(244,060)	—	223,602	—
UBS AG	411,588	(264,326)	(147,262)	—	—	—
	$6,681,465	$(1,926,051)	$(3,163,796)	$(1,009,861)	$581,757	$1,060,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (39,214)	$ 39,214	$ —	$ —	$ —	$ —
BNP Paribas	(765,328)	96,341	562,954	—	(106,033)	—
Citibank, N.A.	(4,164,194)	325,667	3,621,306	—	(217,221)	—
Goldman Sachs International	(684,078)	457,903	146,077	—	(80,098)	—
JPMorgan Chase Bank, N.A.	(4,624,290)	515,391	3,307,092	—	(801,807)	—
Societe Generale	(24,880)	—	—	—	(24,880)	—
Standard Chartered Bank	(156,174)	156,174	—	—	—	—
State Street Bank and Trust Company	(71,035)	71,035	—	—	—	—
UBS AG	(264,326)	264,326	—	—	—	—
	$(10,793,519)	$1,926,051	$7,637,429	$ —	$(1,230,039)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,060,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
61

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Consolidated Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ (32,042,268)	$ (32,042,268)
Swap contracts	(567,329)	—	(3,783,698)	(4,351,027)
Forward foreign currency exchange contracts	—	(8,182,535)	—	(8,182,535)
Total	$(567,329)	$(8,182,535)	$(35,825,966)	$(44,575,830)
Change in unrealized appreciation (depreciation):
Written swaptions	$ —	$ —	$ (4,998,128)	$ (4,998,128)
Futures contracts	—	—	(34,068,697)	(34,068,697)
Swap contracts	(28,425)	—	15,074,874	15,046,449
Forward foreign currency exchange contracts	—	7,488,300	—	7,488,300
Total	$ (28,425)	$ 7,488,300	$(23,991,951)	$(16,532,076)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Written Swaptions	Swap Contracts
$1,725,295,000	$791,507,000	$827,557,000	$122,571,000	$1,965,456,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
8  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2024. For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $33,238,000 and 5.65%, respectively.
62

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

9  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $136,713,931, which represents 3.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$422,234,524	$1,284,862,972	$(1,570,383,565)	$ —	$ —	$136,713,931	$6,829,656	136,713,931
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 404,608,295	$ —	$ 404,608,295
Closed-End Funds	7,426,853	—	—	7,426,853
Collateralized Mortgage Obligations	—	1,297,526,259	—	1,297,526,259
Commercial Mortgage-Backed Securities	—	24,139,093	—	24,139,093
Common Stocks	1,322,071	3,811,721*	—	5,133,792
Convertible Bonds	—	119,347,642	—	119,347,642
Convertible Preferred Stocks	5,221,556	—	—	5,221,556
Exchange-Traded Funds	12,281,676	—	—	12,281,676
Foreign Corporate Bonds	—	255,181,095	0	255,181,095
Loan Participation Notes	—	—	16,957,211	16,957,211
Reinsurance Side Cars	—	—	103,264,308	103,264,308
Senior Floating-Rate Loans	—	8,269,560	—	8,269,560
Sovereign Government Bonds	—	362,461,764	—	362,461,764
U.S. Department of Agriculture Loans	—	13,333,657	—	13,333,657
U.S. Government Agency Commercial Mortgage-Backed Securities	—	13,460,984	—	13,460,984
U.S. Government Agency Mortgage-Backed Securities	—	1,162,948,737	—	1,162,948,737
U.S. Government Guaranteed Small Business Administration Loans	—	8,574,073	—	8,574,073
U.S. Treasury Obligations	—	10,387,286	—	10,387,286
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	136,713,931	—	—	136,713,931
Repurchase Agreements	—	50,095,069	—	50,095,069
63

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Securities	$ —	$ 24,072,762	$ —	$ 24,072,762
U.S. Treasury Obligations	—	39,792,220	—	39,792,220
Total Investments	$ 162,966,087	$ 3,798,010,217	$ 120,221,519	$ 4,081,197,823
Forward Foreign Currency Exchange Contracts	$ —	$ 10,675,883	$ —	$ 10,675,883
Futures Contracts	12,480,608	—	—	12,480,608
Swap Contracts	—	32,382,781	—	32,382,781
Total	$ 175,446,695	$ 3,841,068,881	$ 120,221,519	$ 4,136,737,095
Liability Description
Securities Sold Short	$ —	$ (28,331,829)	$ —	$ (28,331,829)
Written Interest Rate Swaptions	—	(7,813,528)	—	(7,813,528)
Forward Foreign Currency Exchange Contracts	—	(3,561,865)	—	(3,561,865)
Futures Contracts	(39,640,248)	—	—	(39,640,248)
Swap Contracts	—	(24,817,141)	—	(24,817,141)
Total	$ (39,640,248)	$ (64,524,363)	$ —	$ (104,164,611)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Miscellaneous	Total
Balance as of October 31, 2023	$ 0	$15,902,788	$ 63,870,436	$ 0	$ 79,773,224
Realized gains (losses)	—	—	6,348,565	57,727	6,406,292
Change in net unrealized appreciation (depreciation)	(628,325)	916,938	(3,000,736)	—	(2,712,123)
Cost of purchases	—	—	75,463,900	—	75,463,900
Proceeds from sales, including return of capital	—	—	(39,417,857)	(57,727)	(39,475,584)
Accrued discount (premium)	—	137,485	—	—	137,485
Transfers to Level 3(1)	628,325	—	—	—	628,325
Transfers from Level 3	—	—	—	—	—
Balance as of April 30, 2024	$ 0	$16,957,211	$103,264,308	$ 0	$120,221,519
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$(628,325)	$ 916,938	$ 787,070	$ —	$ 1,075,683
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 2 to Level 3 due to restrictions imposed on the sale of the investment.
64

Global Opportunities Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$ 0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	16,957,211	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 4.42% based on relative principal amounts.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
65

Global Opportunities Portfolio
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
66

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
67

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
68

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
69

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
70

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Investment Adviser of Emerging Markets Local Income Portfolio,
Global Macro Absolute Return Advantage Portfolio,
Global Opportunities Portfolio,
High Income Opportunities Portfolio and
Senior Debt Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Strategic Income Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688    4.30.24

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Tax-Managed Equity Asset Allocation Fund

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Performance

Portfolio Manager(s) Douglas R. Rogers, CFA, CMT
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	19.85%	17.54%	9.44%	9.01%
Class A with 5.25% Maximum Sales Charge	—	—	13.54	11.35	8.26	8.43
Class C at NAV	03/04/2002	03/04/2002	19.40	16.67	8.61	8.36
Class C with 1% Maximum Deferred Sales Charge	—	—	18.40	15.67	8.61	8.36
Class I at NAV	09/11/2015	03/04/2002	19.99	17.85	9.71	9.24

Russell 3000® Index	—	—	21.09%	22.30%	12.41%	11.80%
MSCI EAFE Index	—	—	18.63	9.28	6.17	4.37
ICE BofA Fixed Rate Preferred Securities Index	—	—	12.17	6.76	2.32	4.20
Blended Index	—	—	19.94	19.37	10.84	10.35
% After-Tax Returns with Maximum Sales Charge[2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	03/04/2002	03/04/2002	17.40%	9.16%	8.42%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	10.48	7.48	7.22
Class C After Taxes on Distributions	03/04/2002	03/04/2002	16.67	8.45	7.87
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	9.87	6.81	6.69
Class I After Taxes on Distributions	09/11/2015	03/04/2002	17.64	9.37	8.60
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	10.70	7.70	7.40
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.22%	1.97%	0.97%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Fund Profile

Portfolio Allocation (% of total investments)[1]
Footnotes:
[1]	Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests. Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
3

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,198.50	$ 6.56	1.20%
Class C	$1,000.00	$1,194.00	$10.64	1.95%
Class I	$1,000.00	$1,199.90	$ 5.20	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$ 6.02	1.20%
Class C	$1,000.00	$1,015.17	$ 9.77	1.95%
Class I	$1,000.00	$1,020.14	$ 4.77	0.95%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolios.
5

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 96.8%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $84,288,832)	$ 271,413,993
Tax-Managed International Equity Portfolio (identified cost, $26,827,450)	32,554,196
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $36,292,137)	109,398,631
Tax-Managed Small-Cap Portfolio (identified cost, $57,031,968)	66,767,810
Tax-Managed Value Portfolio (identified cost, $112,583,160)	189,966,254
Total Investments in Affiliated Portfolios (identified cost $317,023,547)	$670,100,884

Debt Obligations — 3.0%(1)
Security	Principal Amount (000's omitted)	Value
Banks — 1.9%
Banco Davivienda SA, 6.65% to 4/22/31(2)(3)(4)	$200	$ 140,262
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 10/14/30(2)(3)(4)	600	597,753
Banco Santander SA, 9.625% to 5/21/33(3)(4)	400	428,036
Bank of America Corp., Series TT, 6.125% to 4/27/27(3)(4)	425	421,036
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	340	340,252
Bank of Nova Scotia, 4.90% to 6/4/25(3)(4)	775	759,107
Barclays PLC:
6.125% to 12/15/25(3)(4)	471	453,336
8.00% to 3/15/29(3)(4)	526	518,559
BNP Paribas SA:
4.625% to 2/25/31(2)(3)(4)	203	163,391
7.75% to 8/16/29(2)(3)(4)	675	682,366
Citigroup, Inc., Series W, 4.00% to 12/10/25(3)(4)	1,038	993,658
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(3)(4)	473	434,919
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	395	354,756
ING Groep NV, 6.50% to 4/16/25(3)(4)	243	239,908
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	364	341,465
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	824,770
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(4)	600	601,103
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	200	152,516
6.00% to 12/29/25(3)(4)	229	223,140
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	800	771,517
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Societe Generale SA:
5.375% to 11/18/30(2)(3)(4)	$506	$ 410,543
9.375% to 11/22/27(2)(3)(4)	200	204,063
Swedbank AB, Series NC5, 5.625% to 9/17/24(3)(4)(5)	400	397,224
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	775	798,872
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(3)(4)	125	121,780
Series Q, 5.10% to 3/1/30(3)(4)	134	121,721
UBS Group AG:
4.375% to 2/10/31(2)(3)(4)	419	335,682
6.875% to 8/7/25(3)(4)(5)	348	342,847
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	984	933,927
		$ 13,108,509
Capital Markets — 0.1%
Charles Schwab Corp.:
Series G, 5.375% to 6/1/25(3)(4)	$651	$ 645,386
Series I, 4.00% to 6/1/26(3)(4)	467	430,863
		$ 1,076,249
Diversified Financial Services — 0.2%
Air Lease Corp., Series B, 4.65% to 6/15/26(3)(4)	$410	$ 387,463
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(3)(4)	914	859,160
Goldman Sachs Group, Inc., Series V, 4.125% to 11/10/26(3)(4)	143	132,377
		$ 1,379,000
Electric Utilities — 0.3%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 536,733
Edison International, Series B, 5.00% to 12/15/26(3)(4)	199	187,499
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	446,557
Sempra, 4.125% to 1/1/27, 4/1/52(4)	581	528,285
Southern California Edison Co., Series E, 9.787%, (3 mo. SOFR + 4.461%)(3)(6)	249	250,163
		$ 1,949,237
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(2)(3)	$824	$ 721,000
		$ 721,000
Independent Power and Renewable Electricity Producers — 0.0%(7)
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$408	$ 354,262
		$ 354,262

6

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 0.2%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(4)	$258	$ 235,452
QBE Insurance Group Ltd., 5.875% to 5/12/25(2)(3)(4)	1,004	994,563
		$ 1,230,015
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$606	$ 621,757
Energy Transfer LP, Series B, 6.625% to 2/15/28(3)(4)	359	331,114
		$ 952,871
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(2)(4)	$450	$ 428,353
		$ 428,353
Total Debt Obligations (identified cost $21,855,151)		$ 21,199,496

Preferred Stocks — 0.2%
Security	Shares	Value
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	17,551	$ 272,918
7.25%	4,870	120,922
SCE Trust III, Series H, 8.581% to 5/30/24(4)	6,321	159,732
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	2,004	47,274
		$ 600,846
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	12,251	$ 301,007
Athene Holding Ltd., Series C, 6.375% to 6/30/25(4)	9,631	241,064
		$ 542,071
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(7)
Energy Transfer LP, Series E, 7.60% to 5/15/24(4)	14,960	$ 373,103
		$ 373,103
Total Preferred Stocks (identified cost $1,642,166)		$ 1,516,020
Total Investments — 100.0% (identified cost $340,520,864)		$692,816,400
Other Assets, Less Liabilities — (0.0)%(7)		$ (294,601)
Net Assets — 100.0%		$692,521,799
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $6,207,507 or 0.9% of the Fund's net assets.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $740,071 or 0.1% of the Fund's net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
Abbreviations:
SOFR	– Secured Overnight Financing Rate

7

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $23,497,317)	$ 22,715,516
Affiliated investments, at value (identified cost $317,023,547)	670,100,884
Cash	890
Interest and dividends receivable	249,729
Receivable for Fund shares sold	270,674
Total assets	$693,337,693
Liabilities
Payable for Fund shares redeemed	$ 378,121
Payable to affiliates:
Investment adviser fee	87,048
Administration fee	86,411
Distribution and service fees	131,333
Payable for Trustees’ fees and expenses	69,354
Payable for legal and accounting services	43,673
Accrued expenses	19,954
Total liabilities	$ 815,894
Net Assets	$692,521,799
Sources of Net Assets
Paid-in capital	$ 198,375,659
Distributable earnings	494,146,140
Net Assets	$692,521,799
Class A Shares
Net Assets	$ 478,787,394
Shares Outstanding	14,875,596
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 32.19
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 33.97
Class C Shares
Net Assets	$ 37,969,204
Shares Outstanding	1,285,342
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 29.54
Class I Shares
Net Assets	$ 175,765,201
Shares Outstanding	5,468,223
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 32.14
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $716)	$ 110,864
Dividend income allocated from affiliated Portfolios (net of foreign taxes withheld of $91,300)	4,573,702
Interest income	676,692
Securities lending income allocated from affiliated Portfolios, net	17,702
Expenses allocated from affiliated Portfolios	(1,880,591)
Total investment income	$ 3,498,369
Expenses
Investment adviser fee	$ 517,893
Administration fee	499,720
Distribution and service fees:
Class A	578,551
Class C	187,200
Trustees’ fees and expenses	200
Custodian fee	23,902
Transfer and dividend disbursing agent fees	155,964
Legal and accounting services	50,351
Printing and postage	17,348
Registration fees	25,655
Miscellaneous	9,154
Total expenses	$ 2,065,938
Net investment income	$ 1,432,431
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (983,347)
Payment by affiliate for realized loss on disposal of investment not meeting investment guidelines	79,092
Net realized gain (loss) allocated from affiliated Portfolios:
Investment transactions	20,015,922 (1)
Foreign currency transactions	2,247
Net realized gain	$ 19,113,914
Change in unrealized appreciation (depreciation):
Investments	$ 2,989,548
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios:
Investments	91,486,882
Foreign currency	(3,819)
Net change in unrealized appreciation (depreciation)	$ 94,472,611
Net realized and unrealized gain	$113,586,525
Net increase in net assets from operations	$115,018,956
(1)	Includes $8,969,813 of net realized gains from redemptions in-kind.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,432,431	$ 3,994,756
Net realized gain	19,113,914 (1)	12,312,375 (2)
Net change in unrealized appreciation (depreciation)	94,472,611	17,522,080
Net increase in net assets from operations	$115,018,956	$ 33,829,211
Distributions to shareholders:
Class A	$ (2,419,217)	$ (3,164,977)
Class C	—	(86,016)
Class I	(1,234,357)	(1,305,229)
Total distributions to shareholders	$ (3,653,574)	$ (4,556,222)
Transactions in shares of beneficial interest:
Class A	$ (5,501,999)	$ (20,159,478)
Class C	(1,101,761)	(3,587,785)
Class I	6,593,857	10,104,782
Net decrease in net assets from Fund share transactions	$ (9,903)	$ (13,642,481)
Net increase in net assets	$111,355,479	$ 15,630,508
Net Assets
At beginning of period	$ 581,166,320	$ 565,535,812
At end of period	$692,521,799	$581,166,320
(1)	Includes $8,969,813 of net realized gains from redemptions in-kind.
(2)	Includes $13,930,792 of net realized gains from redemptions in-kind.
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 27.000	$ 25.670	$ 31.710	$ 23.070	$ 22.370	$ 20.450
Income (Loss) From Operations
Net investment income(1)	$ 0.064	$ 0.180	$ 0.157	$ 0.102	$ 0.165	$ 0.193
Net realized and unrealized gain (loss)	5.288	1.351	(5.384)	8.690	0.969	2.122
Total income (loss) from operations	$ 5.352	$ 1.531	$ (5.227)	$ 8.792	$ 1.134	$ 2.315
Less Distributions
From net investment income	$ (0.162)	$ (0.143)	$ (0.104)	$ (0.152)	$ (0.154)	$ (0.163)
From net realized gain	—	(0.058)	(0.709)	—	(0.280)	(0.232)
Total distributions	$ (0.162)	$ (0.201)	$ (0.813)	$ (0.152)	$ (0.434)	$ (0.395)
Net asset value — End of period	$ 32.190	$ 27.000	$ 25.670	$ 31.710	$ 23.070	$ 22.370
Total Return(2)	19.85% (3)	6.01%	(16.91)%	38.24%	5.07%	11.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$478,787	$406,567	$405,236	$513,507	$373,289	$379,547
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.20% (5)(6)	1.22% (6)	1.25% (6)	1.26%	1.28%	1.33%
Net investment income	0.41% (5)	0.66%	0.56%	0.35%	0.74%	0.91%
Portfolio Turnover of the Fund(7)	2% (3)	4%	5%	6%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 24.740	$ 23.570	$ 29.230	$ 21.310	$ 20.700	$ 18.930
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.048)	$ (0.022)	$ (0.049)	$ (0.102)	$ 0.001	$ 0.043
Net realized and unrealized gain (loss)	4.848	1.250	(4.963)	8.022	0.889	1.965
Total income (loss) from operations	$ 4.800	$ 1.228	$ (5.012)	$ 7.920	$ 0.890	$ 2.008
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ —	$ (0.006)
From net realized gain	—	(0.058)	(0.648)	—	(0.280)	(0.232)
Total distributions	$ —	$ (0.058)	$ (0.648)	$ —	$ (0.280)	$ (0.238)
Net asset value — End of period	$29.540	$24.740	$23.570	$29.230	$21.310	$20.700
Total Return(2)	19.40% (3)	5.22%	(17.53)%	37.17%	4.29%	10.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 37,969	$ 32,698	$ 34,490	$ 43,788	$ 44,822	$ 56,979
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.95% (5)(6)	1.97% (6)	2.00% (6)	2.01%	2.03%	2.08%
Net investment income (loss)	(0.34)% (5)	(0.09)%	(0.19)%	(0.38)%	0.00% (7)	0.23%
Portfolio Turnover of the Fund(8)	2% (3)	4%	5%	6%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(7)	Amount is less than 0.005%.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
12
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 26.990	$ 25.670	$ 31.700	$ 23.060	$ 22.360	$ 20.450
Income (Loss) From Operations
Net investment income(1)	$ 0.102	$ 0.246	$ 0.227	$ 0.172	$ 0.220	$ 0.244
Net realized and unrealized gain (loss)	5.282	1.345	(5.369)	8.678	0.968	2.113
Total income (loss) from operations	$ 5.384	$ 1.591	$ (5.142)	$ 8.850	$ 1.188	$ 2.357
Less Distributions
From net investment income	$ (0.234)	$ (0.213)	$ (0.179)	$ (0.210)	$ (0.208)	$ (0.215)
From net realized gain	—	(0.058)	(0.709)	—	(0.280)	(0.232)
Total distributions	$ (0.234)	$ (0.271)	$ (0.888)	$ (0.210)	$ (0.488)	$ (0.447)
Net asset value — End of period	$ 32.140	$ 26.990	$ 25.670	$ 31.700	$23.060	$22.360
Total Return(2)	19.99% (3)	6.26%	(16.68)%	38.56%	5.31%	12.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$175,765	$141,901	$125,810	$149,762	$ 97,355	$ 89,758
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.95% (5)(6)	0.97% (6)	1.00% (6)	1.01%	1.03%	1.08%
Net investment income	0.66% (5)	0.90%	0.81%	0.60%	0.99%	1.16%
Portfolio Turnover of the Fund(7)	2% (3)	4%	5%	6%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
13
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund currently pursues its objective by investing directly in securities and in interests in five tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2024 were as follows: Tax-Managed Growth Portfolio (5.2%), Tax-Managed Value Portfolio (19.6%), Tax-Managed International Equity Portfolio (47.3%), Tax-Managed Multi-Cap Growth Portfolio (44.5%) and Tax-Managed Small-Cap Portfolio (34.9%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The valuation policies common to the Portfolios are as follows:
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolios' investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
14

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Preferred Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
B  Income—The Fund's net investment income or loss includes the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
15

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $1,765,695 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $1,765,695 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$216,663,995
Gross unrealized appreciation	$ 477,529,526
Gross unrealized depreciation	(1,377,121)
Net unrealized appreciation	$476,152,405
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.600%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2.5 billion	0.550%
$2.5 billion and over	0.525%
The investment adviser fee payable by the Fund is reduced by the Fund’s allocable share of any fee paid pursuant to an investment advisory agreement by any investment company advised by EVM or its affiliates in which the Fund invests. The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund. For the six months ended April 30, 2024, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $1,823 relating to the Portfolios’ investments in the Liquidity Fund.
For the six months ended April 30, 2024, the Fund’s investment adviser fee totaled $2,247,371, of which $1,729,478 was allocated from the Portfolios and $517,893 was paid or accrued directly by the Fund. For the six months ended April 30, 2024, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.67% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2024, the administration fee amounted to $499,720.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $39,442 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,500 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
During the six months ended April 30, 2024, EVM reimbursed the Fund $79,092 for a net realized loss on the sale of an investment security not meeting the Fund's investment guidelines. The reimbursement had no significant impact on total return for each class.
Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.
16

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $578,551 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $140,400 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $46,800 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $119 of CDSCs paid by Class A shareholders and $1,901 of CDSCs paid by Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Tax-Managed Growth Portfolio	$3,788,193	$3,864,678
Tax-Managed International Equity Portfolio	1,002,187	1,022,433
Tax-Managed Multi-Cap Growth Portfolio	1,503,280	1,533,649
Tax-Managed Small-Cap Portfolio	1,391,926	1,420,046
Tax-Managed Value Portfolio	3,451,976	3,521,713
7  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments in the Portfolios, aggregated $1,658,760 and $6,386,017, respectively, for the six months ended April 30, 2024.
17

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	300,975	$ 9,456,112	638,605	$ 17,459,127
Issued to shareholders electing to receive payments of distributions in Fund shares	72,058	2,219,392	113,819	2,905,787
Redemptions	(555,535)	(17,177,503)	(1,481,156)	(40,524,392)
Net decrease	(182,502)	$ (5,501,999)	(728,732)	$(20,159,478)
Class C
Sales	126,685	$ 3,577,337	264,803	$ 6,591,501
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	3,594	84,643
Redemptions	(162,874)	(4,679,098)	(409,940)	(10,263,929)
Net decrease	(36,189)	$ (1,101,761)	(141,543)	$ (3,587,785)
Class I
Sales	474,232	$ 14,836,463	1,016,149	$ 27,963,225
Issued to shareholders electing to receive payments of distributions in Fund shares	38,518	1,183,648	48,921	1,246,030
Redemptions	(301,445)	(9,426,254)	(709,260)	(19,104,473)
Net increase	211,305	$ 6,593,857	355,810	$ 10,104,782
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
18

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$ 670,100,884	$ —	$ —	$ 670,100,884
Debt Obligations	—	21,199,496	—	21,199,496
Preferred Stocks	1,516,020	—	—	1,516,020
Total Investments	$ 671,616,904	$ 21,199,496	$ —	$692,816,400
19

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
20

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
21

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
22

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
23

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
24

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7720    4.30.24

Eaton Vance
Global Income Builder Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Global Income Builder Fund

Eaton Vance
Global Income Builder Fund
April 30, 2024
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Advisers International Ltd.; Derek J.V. DiGregorio of Boston Management and Research
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/30/2005	11/30/2005	15.30%	13.24%	7.03%	6.21%
Class A with 5.25% Maximum Sales Charge	—	—	9.26	7.29	5.89	5.64
Class C at NAV	11/30/2005	11/30/2005	14.88	12.38	6.26	5.59
Class C with 1% Maximum Deferred Sales Charge	—	—	13.88	11.38	6.26	5.59
Class I at NAV	01/31/2006	11/30/2005	15.34	13.53	7.29	6.48
Class R at NAV	01/31/2006	11/30/2005	15.24	13.04	6.78	5.94

MSCI World Index	—	—	20.29%	18.39%	10.44%	8.86%
ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index	—	—	8.90	8.45	2.95	3.35
Blended Index	—	—	16.24	14.92	7.90	7.00
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.20%	1.95%	0.95%	1.45%
Net	1.17	1.92	0.92	1.42
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Global Income Builder Fund
April 30, 2024
Fund Profile

Country Allocation (% of net assets)
Asset Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[2]
Microsoft Corp.	3.0%
Alphabet, Inc., Class C	2.5
Eli Lilly & Co.	2.4
Novo Nordisk AS, Class B	2.0
Amazon.com, Inc.	1.6
EOG Resources, Inc.	1.6
ASML Holding NV	1.4
Apple, Inc.	1.4
NVIDIA Corp.	1.3
Schneider Electric SE	1.0
Total	18.2%

Footnotes:
[1]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
[2]	Excludes cash and cash equivalents.
3

Eaton Vance
Global Income Builder Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market, below investment grade corporate bonds. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective December 7, 2015, the Fund changed its name and principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Fund was no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks. Performance prior to December 7, 2015 reflects the Fund’s performance under its former principal investment strategies.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management
4

Eaton Vance
Global Income Builder Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,153.00	$ 6.26**	1.17%
Class C	$1,000.00	$1,148.80	$10.26**	1.92%
Class I	$1,000.00	$1,153.40	$ 4.93**	0.92%
Class R	$1,000.00	$1,152.40	$ 7.60**	1.42%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.05	$ 5.87**	1.17%
Class C	$1,000.00	$1,015.32	$ 9.62**	1.92%
Class I	$1,000.00	$1,020.29	$ 4.62**	0.92%
Class R	$1,000.00	$1,017.80	$ 7.12**	1.42%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 60.8%
Security	Shares	Value
Aerospace & Defense — 0.7%
Safran SA	7,735	$ 1,677,196
		$ 1,677,196
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.(1)	19,185	$ 952,727
		$ 952,727
Automobiles — 1.2%
Bayerische Motoren Werke AG	8,430	$ 918,443
Mercedes-Benz Group AG	17,612	1,332,187
Stellantis NV	29,499	652,709
Tesla, Inc.(1)	735	134,711
		$ 3,038,050
Banks — 5.6%
Banco Santander SA	122,177	$ 594,468
Barclays PLC	457,319	1,153,035
BNP Paribas SA	14,347	1,032,437
CaixaBank SA	253,871	1,338,803
Credit Agricole SA	87,964	1,361,087
DNB Bank ASA	43,012	749,662
HDFC Bank Ltd. ADR	14,341	826,042
HSBC Holdings PLC	102,551	888,907
ING Groep NV	37,596	594,403
KBC Group NV	6,936	515,235
Lloyds Banking Group PLC	1,554,060	1,002,963
Nordea Bank Abp	34,721	406,870
Societe Generale SA	30,081	810,534
Svenska Handelsbanken AB, Class A	25,235	216,398
Toronto-Dominion Bank	13,774	817,145
Truist Financial Corp.	19,951	749,160
UniCredit SpA	28,073	1,030,402
		$ 14,087,551
Beverages — 0.4%
Diageo PLC	17,621	$ 608,976
Pernod Ricard SA	3,318	501,821
		$ 1,110,797
Biotechnology — 0.4%
CSL Ltd.	5,833	$ 1,036,385
		$ 1,036,385
Security	Shares	Value
Broadline Retail — 1.6%
Amazon.com, Inc.(1)	23,900	$ 4,182,500
		$ 4,182,500
Capital Markets — 0.3%
Intercontinental Exchange, Inc.	5,017	$ 645,989
		$ 645,989
Chemicals — 0.3%
Sika AG	2,394	$ 681,001
		$ 681,001
Commercial Services & Supplies — 0.4%
Waste Management, Inc.	4,364	$ 907,799
		$ 907,799
Construction & Engineering — 0.4%
Bouygues SA	24,893	$ 917,439
		$ 917,439
Consumer Finance — 0.4%
Discover Financial Services	7,117	$ 901,937
		$ 901,937
Consumer Staples Distribution & Retail — 0.7%
Carrefour SA	51,156	$ 860,609
Dollar Tree, Inc.(1)	7,933	938,077
		$ 1,798,686
Diversified Telecommunication Services — 0.4%
Deutsche Telekom AG	19,060	$ 436,580
Zegona Communications PLC(1)	181,045	518,223
		$ 954,803
Electric Utilities — 0.7%
Iberdrola SA	85,006	$ 1,042,308
NextEra Energy, Inc.	11,961	801,028
		$ 1,843,336
Electrical Equipment — 1.5%
AMETEK, Inc.	7,135	$ 1,246,199
Schneider Electric SE	11,295	2,575,411
		$ 3,821,610
Electronic Equipment, Instruments & Components — 1.6%
CDW Corp.	7,997	$ 1,934,154

6
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Halma PLC	38,350	$ 1,051,052
Keyence Corp.	2,254	991,241
		$ 3,976,447
Entertainment — 0.7%
Walt Disney Co.	16,690	$ 1,854,259
		$ 1,854,259
Financial Services — 0.8%
Fidelity National Information Services, Inc.	9,554	$ 648,908
Visa, Inc., Class A	5,435	1,459,895
		$ 2,108,803
Food Products — 0.8%
Nestle SA	19,395	$ 1,947,261
		$ 1,947,261
Ground Transportation — 0.3%
Union Pacific Corp.	3,127	$ 741,599
		$ 741,599
Health Care Equipment & Supplies — 2.3%
Alcon, Inc.	8,626	$ 661,414
Boston Scientific Corp.(1)	34,158	2,454,935
Coloplast AS, Class B	6,362	767,035
Intuitive Surgical, Inc.(1)	3,338	1,237,130
Straumann Holding AG	4,806	638,898
		$ 5,759,412
Health Care Providers & Services — 0.3%
Elevance Health, Inc.	295	$ 155,931
UnitedHealth Group, Inc.	1,371	663,153
		$ 819,084
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	45,832	$ 852,934
		$ 852,934
Healthcare-Services — 0.0%(2)
Endo, Inc.(1)	3,591	$ 102,801
Endo, Inc.(1)(3)	54	1,546
		$ 104,347
Hotels, Restaurants & Leisure — 1.8%
Amadeus IT Group SA	19,804	$ 1,257,038
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Compass Group PLC	80,468	$ 2,238,113
InterContinental Hotels Group PLC	11,108	1,083,407
		$ 4,578,558
Household Products — 0.4%
Reckitt Benckiser Group PLC	17,390	$ 972,223
		$ 972,223
Industrial Conglomerates — 0.8%
Siemens AG	10,463	$ 1,960,070
		$ 1,960,070
Insurance — 3.7%
AIA Group Ltd.	131,714	$ 964,720
Allianz SE	2,750	780,409
Allstate Corp.	4,925	837,546
Assicurazioni Generali SpA	29,326	715,039
Assurant, Inc.	3,878	676,323
AXA SA	22,734	785,496
Baloise Holding AG	3,025	457,116
NN Group NV	9,400	433,630
RenaissanceRe Holdings Ltd.	3,625	794,781
SCOR SE	12,454	406,346
Swiss Life Holding AG	1,199	809,032
Swiss Re AG	15,949	1,733,742
		$ 9,394,180
Interactive Media & Services — 2.5%
Alphabet, Inc., Class C(1)(4)	39,100	$ 6,437,424
		$ 6,437,424
IT Services — 0.4%
Accenture PLC, Class A	3,051	$ 918,076
		$ 918,076
Life Sciences Tools & Services — 0.7%
Danaher Corp.	4,595	$ 1,133,219
Sartorius AG, PFC Shares	2,252	673,249
		$ 1,806,468
Machinery — 1.1%
Ingersoll Rand, Inc.	23,086	$ 2,154,385
Parker-Hannifin Corp.	1,179	642,449
		$ 2,796,834

7
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining — 1.4%
Anglo American PLC	16,157	$ 527,970
Rio Tinto Ltd.	11,311	941,350
Rio Tinto PLC	21,374	1,446,180
SSAB AB, Class B	130,380	729,549
		$ 3,645,049
Multi-Utilities — 0.9%
A2A SpA	317,081	$ 625,332
CMS Energy Corp.	5,813	352,326
Engie SA(1)	73,751	1,280,362
		$ 2,258,020
Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.	5,714	$ 921,497
ConocoPhillips	14,513	1,823,123
EOG Resources, Inc.	30,347	4,009,749
Phillips 66	862	123,447
		$ 6,877,816
Pharmaceuticals — 6.7%
AstraZeneca PLC	14,916	$ 2,256,028
Eli Lilly & Co.	7,625	5,955,888
Novo Nordisk AS, Class B	40,266	5,163,800
Sanofi SA	21,304	2,104,687
Zoetis, Inc.	9,931	1,581,413
		$ 17,061,816
Professional Services — 1.7%
Adecco Group AG	34,950	$ 1,222,637
Randstad NV	5,629	282,300
Recruit Holdings Co. Ltd.	23,232	1,000,541
RELX PLC	25,806	1,060,288
Verisk Analytics, Inc.	2,897	631,430
		$ 4,197,196
Semiconductors & Semiconductor Equipment — 4.9%
ASML Holding NV	4,067	$ 3,542,409
Infineon Technologies AG	47,626	1,652,767
Micron Technology, Inc.	16,320	1,843,507
NVIDIA Corp.	3,807	3,289,324
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,193	1,949,267
		$ 12,277,274
Software — 4.2%
Adobe, Inc.(1)	2,859	$ 1,323,231
Security	Shares	Value
Software (continued)
Intuit, Inc.	2,868	$ 1,794,278
Microsoft Corp.(4)	19,085	7,430,363
		$ 10,547,872
Specialty Retail — 1.3%
Lowe's Cos., Inc.	6,798	$ 1,549,876
TJX Cos., Inc.	17,590	1,655,043
		$ 3,204,919
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	20,514	$ 3,494,150
		$ 3,494,150
Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	1,613	$ 1,324,976
		$ 1,324,976
Trading Companies & Distributors — 1.2%
Ashtead Group PLC	12,913	$ 937,637
IMCD NV(1)	9,785	1,476,308
Rexel SA	25,793	668,551
		$ 3,082,496
Total Common Stocks (identified cost $96,911,025)		$153,557,369

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)*		Value
Electric Utilities — 0.1%
NextEra Energy Partners LP, 2.50%, 6/15/26(5)		236	$ 212,923
			$ 212,923
Leisure Products — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26		246	$ 202,029
			$ 202,029
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG, 0.00%, 3/5/25(6)	EUR	200	$ 202,558
			$ 202,558

8
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Transportation — 0.1%
CryoPort, Inc., 0.75%, 12/1/26(5)	364	$ 315,661
		$ 315,661
Total Convertible Bonds (identified cost $959,264)		$ 933,171

Corporate Bonds — 33.9%
Security	Principal Amount (000's omitted)*		Value
Advertising — 0.1%
Stagwell Global LLC, 5.625%, 8/15/29(5)		190	$ 170,293
			$ 170,293
Aerospace & Defense — 0.7%
Bombardier, Inc.:
7.25%, 7/1/31(5)		158	$ 158,586
8.75%, 11/15/30(5)		135	143,794
Moog, Inc., 4.25%, 12/15/27(5)		170	158,866
Rolls-Royce PLC, 5.75%, 10/15/27(5)		492	487,076
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		69	63,653
9.375%, 11/30/29(5)		26	28,152
TransDigm, Inc.:
4.625%, 1/15/29		335	307,213
5.50%, 11/15/27		106	103,102
6.375%, 3/1/29(5)		80	79,489
6.625%, 3/1/32(5)		80	79,964
6.75%, 8/15/28(5)		221	222,215
			$ 1,832,110
Auto Components — 0.0%(2)
Forvia SE, 3.75%, 6/15/28(6)	EUR	100	$ 103,615
			$ 103,615
Automobile Components — 0.5%
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	378	$ 400,193
8.50%, 5/15/27(5)		194	194,619
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(5)(7)		200	196,816
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(6)(7)	EUR	100	114,924
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(5)		252	216,171
Security	Principal Amount (000's omitted)*		Value
Automobile Components (continued)
TI Automotive Finance PLC, 3.75%, 4/15/29(6)	EUR	200	$ 197,380
Wheel Pros, Inc., 6.50%, 5/15/29(5)		174	54,158
			$ 1,374,261
Automobiles — 0.3%
Ford Motor Co.:
4.75%, 1/15/43		197	$ 155,199
9.625%, 4/22/30		26	29,882
Ford Motor Credit Co. LLC, 4.125%, 8/17/27		555	521,432
			$ 706,513
Automotives — 0.2%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(5)		213	$ 176,179
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		228	207,017
			$ 383,196
Banks — 1.7%
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(5)(8)(9)		200	$ 195,154
Banco Santander SA, 9.625% to 5/21/33(8)(9)		200	214,018
Bank of America Corp., Series TT, 6.125% to 4/27/27(8)(9)		89	88,170
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(9)		200	200,148
Bank of Nova Scotia, 8.625% to 10/27/27, 10/27/82(9)		200	206,408
Barclays PLC, 8.00% to 3/15/29(8)(9)		200	197,171
BNP Paribas SA, 7.75% to 8/16/29(5)(8)(9)		200	202,183
Citigroup, Inc., Series W, 4.00% to 12/10/25(8)(9)		301	288,142
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(5)(8)(9)		220	202,288
HSBC Holdings PLC, 4.60% to 12/17/30(8)(9)		200	165,071
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(8)(9)		125	112,265
ING Groep NV, 6.50% to 4/16/25(8)(9)		200	197,455
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(8)(9)		251	235,461
Lloyds Banking Group PLC, 7.50% to 9/27/25(8)(9)		200	198,480
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(8)(9)		100	98,280
Regions Financial Corp., Series D, 5.75% to 6/15/25(8)(9)		75	73,699
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(9)		200	200,727
Societe Generale SA, 5.375% to 11/18/30(5)(8)(9)		200	162,270
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(8)(9)		200	192,829
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)		200	206,160
Truist Financial Corp., Series Q, 5.10% to 3/1/30(8)(9)		174	158,056
UBS Group AG, 4.375% to 2/10/31(5)(8)(9)		200	160,230

9
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Banks (continued)
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(5)(9)		200	$ 201,768
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(8)(9)		267	253,413
			$ 4,409,846
Beverages — 0.1%
Triton Water Holdings, Inc., 6.25%, 4/1/29(5)		256	$ 229,819
			$ 229,819
Biotechnology — 0.1%
Grifols SA:
3.20%, 5/1/25(6)	EUR	100	$ 106,437
3.875%, 10/15/28(6)	EUR	100	84,772
			$ 191,209
Building Products — 0.7%
Builders FirstSource, Inc.:
4.25%, 2/1/32(5)		249	$ 217,086
5.00%, 3/1/30(5)		90	84,349
CP Atlas Buyer, Inc., 7.00%, 12/1/28(5)		335	302,192
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(5)		215	213,342
Standard Industries, Inc.:
3.375%, 1/15/31(5)		90	73,805
4.375%, 7/15/30(5)		275	243,779
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(5)		207	212,808
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(5)		346	335,800
			$ 1,683,161
Capital Markets — 0.1%
Charles Schwab Corp., Series I, 4.00% to 6/1/26(8)(9)		259	$ 238,958
			$ 238,958
Casino & Gaming — 0.1%
Cinemark USA, Inc., 5.875%, 3/15/26(5)		67	$ 66,372
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(5)		250	235,567
			$ 301,939
Chemicals — 0.7%
Avient Corp., 7.125%, 8/1/30(5)		102	$ 103,292
Herens Holdco SARL, 4.75%, 5/15/28(5)		201	173,733
Herens Midco SARL, 5.25%, 5/15/29(6)	EUR	200	153,280
INEOS Finance PLC, 6.375%, 4/15/29(6)	EUR	100	107,587
Italmatch Chemicals SpA, 10.00%, 2/6/28(6)	EUR	250	281,041
Security	Principal Amount (000's omitted)*		Value
Chemicals (continued)
NOVA Chemicals Corp., 4.25%, 5/15/29(5)		12	$ 10,056
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(5)		236	216,593
Olympus Water U.S. Holding Corp.:
9.625%, 11/15/28(6)	EUR	100	113,913
9.75%, 11/15/28(5)		399	423,885
Valvoline, Inc., 3.625%, 6/15/31(5)		199	167,576
			$ 1,750,956
Commercial Services & Supplies — 2.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(5)		290	$ 275,065
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(5)		200	179,621
AMN Healthcare, Inc., 4.625%, 10/1/27(5)		19	17,868
APi Group DE, Inc., 4.75%, 10/15/29(5)		55	50,230
Boels Topholding BV, 5.75%, 5/15/30(6)(10)	EUR	450	481,775
Clean Harbors, Inc.:
4.875%, 7/15/27(5)		101	97,377
6.375%, 2/1/31(5)		38	37,682
Covanta Holding Corp., 4.875%, 12/1/29(5)		430	377,379
Gartner, Inc., 3.75%, 10/1/30(5)		187	162,923
GFL Environmental, Inc.:
3.50%, 9/1/28(5)		265	238,497
3.75%, 8/1/25(5)		130	126,555
4.75%, 6/15/29(5)		343	316,803
HealthEquity, Inc., 4.50%, 10/1/29(5)		212	193,360
Hertz Corp.:
4.625%, 12/1/26(5)		29	22,492
5.00%, 12/1/29(5)		149	102,460
IPD 3 BV, 8.00%, 6/15/28(6)	EUR	200	226,636
Korn Ferry, 4.625%, 12/15/27(5)		233	221,148
Madison IAQ LLC, 5.875%, 6/30/29(5)		323	299,928
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(5)		439	407,129
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(5)		180	170,069
NESCO Holdings II, Inc., 5.50%, 4/15/29(5)		206	191,979
Paprec Holding SA, 7.25%, 11/17/29(6)	EUR	180	204,977
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		235	218,771
VT Topco, Inc., 8.50%, 8/15/30(5)		402	416,409
Wand NewCo 3, Inc., 7.625%, 1/30/32(5)		256	260,466
			$ 5,297,599
Construction & Engineering — 0.1%
TopBuild Corp., 4.125%, 2/15/32(5)		201	$ 174,204
			$ 174,204

10
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(5)		454	$ 439,606
			$ 439,606
Consumer Finance — 0.2%
CPUK Finance Ltd., 4.875%, 2/28/47(6)	GBP	278	$ 341,661
PRA Group, Inc., 7.375%, 9/1/25(5)		73	72,727
			$ 414,388
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(6)	EUR	300	$ 258,225
Ball Corp., 6.875%, 3/15/28		59	59,988
Berry Global, Inc., 5.625%, 7/15/27(5)		117	114,228
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(5)		312	273,729
Fiber Bidco SpA, 7.908%, (3 mo. EURIBOR + 4.00%), 1/15/30(6)(11)	EUR	310	333,213
Kleopatra Finco SARL, 4.25%, 3/1/26(6)	EUR	229	203,845
			$ 1,243,228
Cosmetics/Personal Care — 0.0%(2)
Edgewell Personal Care Co., 4.125%, 4/1/29(5)		74	$ 66,967
			$ 66,967
Distributors — 0.6%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(5)		270	$ 263,038
Performance Food Group, Inc.:
4.25%, 8/1/29(5)		315	282,567
5.50%, 10/15/27(5)		169	163,745
Rexel SA, 5.25%, 9/15/30(6)	EUR	400	440,784
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(5)		147	148,573
7.75%, 3/15/31(5)		56	58,149
Windsor Holdings III LLC, 8.50%, 6/15/30(5)		252	262,779
			$ 1,619,635
Diversified Consumer Services — 0.3%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(6)		750	$ 745,956
			$ 745,956
Diversified Financial Services — 0.4%
Air Lease Corp., Series B, 4.65% to 6/15/26(8)(9)		100	$ 94,503
Ally Financial, Inc., 6.70%, 2/14/33		40	39,262
Alpha Holding SA de CV, 9.00%, 2/10/25(5)(12)		189	2,828
Security	Principal Amount (000's omitted)*		Value
Diversified Financial Services (continued)
American AgCredit Corp., Series A, 5.25% to 6/15/26(5)(8)(9)		250	$ 235,000
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(8)(9)		125	129,672
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(5)		55	54,896
6.50%, 3/26/31(5)		72	72,121
8.125%, 3/30/29(5)		242	253,321
			$ 881,603
Diversified REITs — 0.2%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(5)		250	$ 226,546
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(5)		327	304,283
			$ 530,829
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., 4.50%, 4/1/30(5)		324	$ 186,906
Lorca Telecom Bondco SA, 4.00%, 9/18/27(6)	EUR	400	417,072
			$ 603,978
Electric Utilities — 1.1%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(8)(9)		93	$ 85,620
Electricite de France SA, 7.50% to 9/6/28(6)(8)(9)	EUR	200	233,285
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(5)(12)		435	189,795
EquipmentShare.com, Inc., 8.625%, 5/15/32(5)		178	181,323
Imola Merger Corp., 4.75%, 5/15/29(5)		378	348,373
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(5)		90	83,947
NRG Energy, Inc.:
3.625%, 2/15/31(5)		177	150,018
3.875%, 2/15/32(5)		95	80,129
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(5)		152	136,076
Sempra, 4.125% to 1/1/27, 4/1/52(9)		167	151,848
Southern California Edison Co., Series E, 9.787%, (3 mo. SOFR + 4.461%)(8)(11)		101	101,472
Southern Co.:
Series 21-A, 3.75% to 6/15/26, 9/15/51(9)		120	110,141
Series B, 4.00% to 10/15/25, 1/15/51(9)		56	53,492
TerraForm Power Operating LLC, 5.00%, 1/31/28(5)		237	221,385
TransAlta Corp., 7.75%, 11/15/29		166	170,075
Vistra Operations Co. LLC:
4.375%, 5/1/29(5)		173	157,676
5.00%, 7/31/27(5)		232	221,002

11
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Electric Utilities (continued)
Vistra Operations Co. LLC: (continued)
6.875%, 4/15/32(5)		175	$ 174,390
			$ 2,850,047
Electrical Equipment — 0.1%
Sensata Technologies, Inc., 4.375%, 2/15/30(5)		150	$ 134,458
			$ 134,458
Electronic Equipment, Instruments & Components — 0.2%
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(6)	EUR	117	$ 111,805
Sensata Technologies BV, 5.00%, 10/1/25(5)		57	56,318
WESCO Distribution, Inc.:
6.375%, 3/15/29(5)		102	101,454
6.625%, 3/15/32(5)		102	101,650
7.25%, 6/15/28(5)		153	155,567
			$ 526,794
Entertainment — 1.5%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 4/30/30(6)	EUR	400	$ 445,823
Boyne USA, Inc., 4.75%, 5/15/29(5)		218	198,509
Caesars Entertainment, Inc.:
6.50%, 2/15/32(5)		126	124,227
7.00%, 2/15/30(5)		100	100,765
8.125%, 7/1/27(5)		56	56,796
Churchill Downs, Inc., 5.75%, 4/1/30(5)		233	221,874
Cinemark USA, Inc., 5.25%, 7/15/28(5)		206	191,504
Cirsa Finance International SARL, 6.50%, 3/15/29(6)	EUR	375	408,859
Flutter Treasury DAC, 5.00%, 4/29/29(6)	EUR	250	270,862
Inter Media & Communication SpA, 6.75%, 2/9/27(6)	EUR	200	210,493
Jacobs Entertainment, Inc., 6.75%, 2/15/29(5)		278	264,145
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(6)(7)	EUR	341	364,801
Light & Wonder International, Inc., 7.00%, 5/15/28(5)		216	216,908
Lottomatica SpA, 7.942%, (3 mo. EURIBOR + 4.00%), 12/15/30(6)(11)	EUR	355	383,829
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30(5)		200	209,671
			$ 3,669,066
Financial Services — 1.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(5)		111	$ 114,450
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(5)		88	87,857
Security	Principal Amount (000's omitted)*		Value
Financial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.: (continued)
9.75%, 7/15/27(5)		203	$ 202,451
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)		320	272,655
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(6)	GBP	200	266,998
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(5)		274	256,406
Encore Capital Group, Inc., 5.375%, 2/15/26(6)	GBP	180	218,996
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(5)		315	286,763
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(5)		320	314,867
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(5)		156	143,360
3.625%, 3/1/29(5)		259	228,423
4.00%, 10/15/33(5)		30	24,519
Sherwood Financing PLC, 6.00%, 11/15/26(6)	GBP	420	431,618
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(5)		348	269,781
			$ 3,119,144
Food Products — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(5)		181	$ 177,527
Bellis Acquisition Co. PLC, 4.50%, 2/16/26(6)	GBP	100	124,655
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(5)		160	148,268
7.625%, 7/1/29(5)		211	213,495
Darling Ingredients, Inc., 6.00%, 6/15/30(5)		177	172,056
Fiesta Purchaser, Inc., 7.875%, 3/1/31(5)		98	99,937
Ingles Markets, Inc., 4.00%, 6/15/31(5)		249	214,569
Land O' Lakes, Inc., 8.00%(5)(8)		235	205,625
Pilgrim's Pride Corp.:
3.50%, 3/1/32		252	207,699
6.875%, 5/15/34		90	93,405
Post Holdings, Inc., 6.25%, 2/15/32(5)		141	139,293
			$ 1,796,529
Health Care Equipment & Supplies — 1.2%
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(6)	EUR	205	$ 208,068
Compass Minerals International, Inc., 6.75%, 12/1/27(5)		290	272,292
LifePoint Health, Inc.:
5.375%, 1/15/29(5)		200	160,110
9.875%, 8/15/30(5)		105	109,468
Medline Borrower LP, 5.25%, 10/1/29(5)		603	561,896
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(5)		122	84,873

12
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Health Care Equipment & Supplies (continued)
Molina Healthcare, Inc.:
3.875%, 11/15/30(5)		245	$ 212,728
3.875%, 5/15/32(5)		189	158,306
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(5)		240	239,203
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	15,452
5.125%, 11/1/27		138	133,631
6.875%, 11/15/31		133	137,200
U.S. Acute Care Solutions LLC:
6.375%, 3/1/26(5)		355	359,798
9.75%, 5/15/29(5)(10)		150	147,283
Varex Imaging Corp., 7.875%, 10/15/27(5)		148	151,005
			$ 2,951,313
Health Care Providers & Services — 0.8%
AMN Healthcare, Inc., 4.00%, 4/15/29(5)		386	$ 342,392
Cerba Healthcare SACA, 3.50%, 5/31/28(6)	EUR	500	437,616
Ephios Subco 3 SARL, 7.875%, 1/31/31(6)	EUR	305	334,675
IQVIA, Inc., 2.875%, 6/15/28(6)	EUR	150	151,426
Legacy LifePoint Health LLC, 4.375%, 2/15/27(5)		173	162,186
ModivCare, Inc., 5.875%, 11/15/25(5)		207	202,106
Surgery Center Holdings, Inc., 7.25%, 4/15/32(5)		150	149,983
Verisure Holding AB, 3.25%, 2/15/27(6)	EUR	335	343,882
			$ 2,124,266
Healthcare-Services — 0.3%
AHP Health Partners, Inc., 5.75%, 7/15/29(5)		75	$ 68,791
Fortrea Holdings, Inc., 7.50%, 7/1/30(5)		234	236,334
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(5)		374	394,144
			$ 699,269
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(5)		48	$ 43,462
4.625%, 4/1/30(5)		92	82,307
Meritage Homes Corp., 3.875%, 4/15/29(5)		95	86,213
			$ 211,982
Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(5)		286	$ 264,089
4.375%, 1/15/28(5)		182	169,428
5.75%, 4/15/25(5)		66	65,757
Security	Principal Amount (000's omitted)*		Value
Hotels, Restaurants & Leisure (continued)
Lithia Motors, Inc., 4.625%, 12/15/27(5)		91	$ 85,877
Viking Cruises Ltd., 5.875%, 9/15/27(5)		279	270,728
			$ 855,879
Household Products — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(5)		214	$ 207,217
Spectrum Brands, Inc., 3.875%, 3/15/31(5)		136	127,389
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)		323	266,243
			$ 600,849
Housewares — 0.2%
ProGroup AG:
5.125%, 4/15/29(6)	EUR	167	$ 178,807
5.375%, 4/15/31(6)	EUR	262	278,733
			$ 457,540
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(9)		113	$ 98,117
Calpine Corp.:
5.125%, 3/15/28(5)		179	169,953
5.25%, 6/1/26(5)		50	49,332
NRG Energy, Inc., 10.25% to 3/15/28(5)(8)(9)		210	226,574
			$ 543,976
Industrial Conglomerates — 0.5%
Abertis Infraestructuras Finance BV, 3.248% to 11/24/25(6)(8)(9)	EUR	200	$ 207,783
Artera Services LLC, 8.50%, 2/15/31(5)		160	163,846
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(5)		162	159,608
Gatwick Airport Finance PLC, 4.375%, 4/7/26(6)	GBP	245	295,768
Heathrow Finance PLC, 6.625%, 3/1/31(6)	GBP	440	537,036
			$ 1,364,041
Insurance — 0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(5)		96	$ 94,219
7.00%, 1/15/31(5)		173	173,663
Allianz SE, 3.50% to 11/17/25(5)(8)(9)		200	183,005
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(9)		187	185,183
Galaxy Finco Ltd., 9.25%, 7/31/27(6)	GBP	300	361,104

13
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 2/15/31(5)		200	$ 197,597
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(5)		243	257,448
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(5)(9)		216	197,123
Panther Escrow Issuer LLC, 7.125%, 6/1/31(5)		135	135,786
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(9)		60	55,448
QBE Insurance Group Ltd., 5.875% to 5/12/25(5)(8)(9)		222	219,913
			$ 2,060,489
Internet — 0.1%
Cars.com, Inc., 6.375%, 11/1/28(5)		220	$ 210,500
			$ 210,500
Internet & Direct Marketing Retail — 0.3%
Arches Buyer, Inc.:
4.25%, 6/1/28(5)		82	$ 70,393
6.125%, 12/1/28(5)		282	229,624
Match Group Holdings II LLC, 3.625%, 10/1/31(5)		273	225,649
United Group BV:
6.75%, 2/15/31(6)	EUR	125	137,169
8.134%, (3 mo. EURIBOR + 4.25%), 2/15/31(6)(11)	EUR	200	214,107
			$ 876,942
Leisure Products — 0.8%
Acushnet Co., 7.375%, 10/15/28(5)		136	$ 139,753
Carnival Corp., 6.00%, 5/1/29(5)		90	87,270
Life Time, Inc.:
5.75%, 1/15/26(5)		199	196,983
8.00%, 4/15/26(5)		278	278,710
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(5)		91	95,269
Lindblad Expeditions LLC, 6.75%, 2/15/27(5)		44	43,624
NCL Corp. Ltd.:
5.875%, 3/15/26(5)		160	156,885
5.875%, 2/15/27(5)		67	65,499
7.75%, 2/15/29(5)		56	57,244
NCL Finance Ltd., 6.125%, 3/15/28(5)		136	132,810
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		70	64,374
6.25%, 3/15/32(5)		100	98,647
TUI AG, 5.875%, 3/15/29(6)	EUR	350	378,803
Security	Principal Amount (000's omitted)*		Value
Leisure Products (continued)
Viking Cruises Ltd., 7.00%, 2/15/29(5)		104	$ 103,691
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(5)		66	63,211
			$ 1,962,773
Life Sciences Tools & Services — 0.1%
WR Grace Holdings LLC:
4.875%, 6/15/27(5)		124	$ 117,847
7.375%, 3/1/31(5)		73	74,065
			$ 191,912
Machinery — 0.4%
Chart Industries, Inc., 9.50%, 1/1/31(5)		140	$ 150,436
ESAB Corp., 6.25%, 4/15/29(5)		134	133,665
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(5)		70	72,142
IMA Industria Macchine Automatiche SpA:
3.75%, 1/15/28(6)	EUR	236	237,035
7.654%, (3 mo. EURIBOR + 3.75%), 4/15/29(6)(11)	EUR	290	311,036
TK Elevator Holdco GmbH, 6.625%, 7/15/28(6)	EUR	90	91,708
			$ 996,022
Media — 1.9%
Altice Financing SA, 5.00%, 1/15/28(5)		280	$ 221,286
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(5)		264	206,814
4.50%, 8/15/30(5)		343	278,993
4.75%, 3/1/30(5)		322	267,824
5.375%, 6/1/29(5)		110	96,967
6.375%, 9/1/29(5)		253	232,096
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(5)		237	201,154
7.875%, 4/1/30(5)		148	145,218
CSC Holdings LLC, 11.75%, 1/31/29(5)		200	177,810
DISH Network Corp., 11.75%, 11/15/27(5)		160	161,424
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(5)		200	167,236
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(5)		57	52,923
8.00%, 8/1/29(5)		212	194,919
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(5)		145	129,208
4.625%, 3/15/30(5)		151	133,432
7.375%, 2/15/31(5)		176	180,767
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(6)	EUR	129	132,023

14
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Media (continued)
Summer (BC) Holdco B SARL, 5.75%, 10/31/26(6)	EUR	300	$ 315,038
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(6)(7)	EUR	100	107,944
Townsquare Media, Inc., 6.875%, 2/1/26(5)		182	176,794
Univision Communications, Inc.:
7.375%, 6/30/30(5)		86	82,417
8.00%, 8/15/28(5)		57	56,985
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	810	906,013
Ziggo Bond Co. BV, 5.125%, 2/28/30(5)		300	249,232
			$ 4,874,517
Metals & Mining — 1.2%
Allegheny Ludlum LLC, 6.95%, 12/15/25		200	$ 202,893
Arsenal AIC Parent LLC, 11.50%, 10/1/31(5)		379	422,486
BWX Technologies, Inc.:
4.125%, 6/30/28(5)		159	145,417
4.125%, 4/15/29(5)		118	107,625
Calderys Financing LLC, 11.25%, 6/1/28(5)		287	305,089
Eldorado Gold Corp., 6.25%, 9/1/29(5)		251	236,668
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	245,005
Hudbay Minerals, Inc.:
4.50%, 4/1/26(5)		204	197,521
6.125%, 4/1/29(5)		96	94,079
New Gold, Inc., 7.50%, 7/15/27(5)		222	220,844
Novelis Corp., 3.25%, 11/15/26(5)		89	83,308
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(6)	EUR	300	302,083
Permian Resources Operating LLC, 5.375%, 1/15/26(5)		225	222,532
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(5)		187	169,238
TMS International Corp., 6.25%, 4/15/29(5)		196	180,828
			$ 3,135,616
Oil and Gas — 0.0%(2)
BP Capital Markets PLC, 6.45% to 12/1/33(8)(9)		120	$ 121,366
			$ 121,366
Oil, Gas & Consumable Fuels — 1.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(5)		555	$ 559,100
Civitas Resources, Inc.:
8.625%, 11/1/30(5)		350	372,700
8.75%, 7/1/31(5)		50	53,100
Matador Resources Co., 6.50%, 4/15/32(5)		175	173,562
Parkland Corp.:
4.50%, 10/1/29(5)		110	99,782
Security	Principal Amount (000's omitted)*		Value
Oil, Gas & Consumable Fuels (continued)
Parkland Corp.: (continued)
4.625%, 5/1/30(5)		202	$ 182,711
Permian Resources Operating LLC:
5.875%, 7/1/29(5)		260	252,882
7.00%, 1/15/32(5)		147	149,951
Plains All American Pipeline LP, Series B, 9.679%, (3 mo. SOFR + 4.372%)(8)(11)		305	303,078
Precision Drilling Corp.:
6.875%, 1/15/29(5)		152	150,557
7.125%, 1/15/26(5)		90	90,070
Southwestern Energy Co., 4.75%, 2/1/32		285	256,862
Sunoco LP, 7.25%, 5/1/32(5)		145	147,388
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		226	203,543
Transocean Poseidon Ltd., 6.875%, 2/1/27(5)		122	121,882
Transocean, Inc., 8.75%, 2/15/30(5)		79	82,637
Vital Energy, Inc.:
7.875%, 4/15/32(5)		153	155,351
9.75%, 10/15/30		125	136,302
Wintershall Dea Finance 2 BV, Series NC5, 2.499% to 4/20/26(6)(8)(9)	EUR	400	395,276
			$ 3,886,734
Packaging & Containers — 0.3%
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(5)		223	$ 223,620
Trivium Packaging Finance BV:
7.651%, (3 mo. EURIBOR + 3.75%), 8/15/26(6)(11)	EUR	200	214,477
8.50%, 8/15/27(5)		200	198,266
			$ 636,363
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(5)		209	$ 207,097
			$ 207,097
Pharmaceuticals — 0.8%
Bayer AG, 5.375% to 6/25/30, 3/25/82(6)(9)	EUR	200	$ 198,882
BellRing Brands, Inc., 7.00%, 3/15/30(5)		163	165,097
Cheplapharm Arzneimittel GmbH, 8.651%, (3 mo. EURIBOR + 4.75%), 5/15/30(6)(11)	EUR	300	324,831
Endo Finance Holdings, Inc., 8.50%, 4/15/31(5)		110	111,905
Gruenenthal GmbH, 3.625%, 11/15/26(6)	EUR	220	230,228
Option Care Health, Inc., 4.375%, 10/31/29(5)		382	342,455
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(5)		187	158,558

15
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Pharmaceuticals (continued)
Perrigo Finance Unlimited Co., 4.65%, 6/15/30		400	$ 366,887
Prestige Brands, Inc., 3.75%, 4/1/31(5)		70	59,616
			$ 1,958,459
Pipelines — 1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/27(5)		102	$ 100,229
7.875%, 5/15/26(5)		109	111,075
Cheniere Energy Partners LP, 4.00%, 3/1/31		138	123,237
DT Midstream, Inc., 4.125%, 6/15/29(5)		172	156,032
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(9)		200	205,200
Energy Transfer LP, 5.00%, 5/15/50		136	112,806
EQM Midstream Partners LP:
4.50%, 1/15/29(5)		364	337,103
6.00%, 7/1/25(5)		43	42,964
6.50%, 7/1/27(5)		116	116,254
7.50%, 6/1/30(5)		126	132,220
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(5)		210	215,291
Kinetik Holdings LP, 5.875%, 6/15/30(5)		237	229,332
Venture Global LNG, Inc.:
8.125%, 6/1/28(5)		139	142,242
8.375%, 6/1/31(5)		222	227,966
9.50%, 2/1/29(5)		193	207,569
9.875%, 2/1/32(5)		184	196,463
			$ 2,655,983
Real Estate Investment Trusts (REITs) — 0.3%
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(5)		339	$ 349,511
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(5)		266	220,985
Heimstaden Bostad AB:
3.00% to 10/29/27(6)(8)(9)	EUR	115	71,434
3.375% to 1/15/26(6)(8)(9)	EUR	300	209,705
			$ 851,635
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(5)		87	$ 85,855
8.875%, 9/1/31(5)		117	121,491
Emeria SASU, 7.75%, 3/31/28(6)	EUR	340	351,101
			$ 558,447
Security	Principal Amount (000's omitted)*		Value
Retail — 0.4%
B&M European Value Retail SA, 8.125%, 11/15/30(6)	GBP	125	$ 166,639
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(5)		250	249,075
PEU (Fin) PLC, 7.25%, 7/1/28(6)	EUR	200	219,616
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(5)		229	245,891
			$ 881,221
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 10.50%, 3/30/29(6)	EUR	425	$ 455,828
ON Semiconductor Corp., 3.875%, 9/1/28(5)		185	168,046
			$ 623,874
Software — 0.6%
athenahealth Group, Inc., 6.50%, 2/15/30(5)		306	$ 275,760
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(5)		134	137,969
Clarivate Science Holdings Corp., 4.875%, 7/1/29(5)		243	221,553
Cloud Software Group, Inc.:
6.50%, 3/31/29(5)		122	115,804
9.00%, 9/30/29(5)		362	348,603
Playtika Holding Corp., 4.25%, 3/15/29(5)		303	260,997
Rocket Software, Inc., 9.00%, 11/28/28(5)(10)		65	65,306
			$ 1,425,992
Specialty Retail — 2.2%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(5)		27	$ 24,441
4.75%, 3/1/30		228	206,908
5.00%, 2/15/32(5)		28	24,914
Bath & Body Works, Inc.:
6.625%, 10/1/30(5)		45	45,001
6.75%, 7/1/36		80	78,145
6.95%, 3/1/33		168	162,501
9.375%, 7/1/25(5)		31	32,112
Bausch & Lomb Corp., 8.375%, 10/1/28(5)		210	217,140
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(6)	GBP	245	305,283
Dave & Buster's, Inc., 7.625%, 11/1/25(5)		457	460,384
Dufry One BV, 3.375%, 4/15/28(6)	EUR	479	493,522
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(5)		245	259,772
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(5)		246	233,317
Group 1 Automotive, Inc., 4.00%, 8/15/28(5)		203	184,823
IRB Holding Corp., 7.00%, 6/15/25(5)		98	97,875
Ken Garff Automotive LLC, 4.875%, 9/15/28(5)		155	143,959

16
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Specialty Retail (continued)
LCM Investments Holdings II LLC:
4.875%, 5/1/29(5)		257	$ 234,970
8.25%, 8/1/31(5)		32	33,273
Lithia Motors, Inc., 3.875%, 6/1/29(5)		86	76,042
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(6)(7)	EUR	285	309,353
Patrick Industries, Inc.:
4.75%, 5/1/29(5)		217	197,496
7.50%, 10/15/27(5)		30	30,388
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(5)		250	230,973
7.75%, 2/15/29(5)		250	237,881
Punch Finance PLC, 6.125%, 6/30/26(6)	GBP	200	240,213
Sonic Automotive, Inc.:
4.625%, 11/15/29(5)		172	154,128
4.875%, 11/15/31(5)		143	124,915
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(5)		135	120,041
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(5)		233	210,966
White Cap Buyer LLC, 6.875%, 10/15/28(5)		312	301,797
Yum! Brands, Inc., 3.625%, 3/15/31		147	127,139
			$ 5,599,672
Technology Hardware, Storage & Peripherals — 0.5%
McAfee Corp., 7.375%, 2/15/30(5)		293	$ 271,674
NCR Voyix Corp.:
5.125%, 4/15/29(5)		116	106,712
5.25%, 10/1/30(5)		104	92,741
Presidio Holdings, Inc.:
4.875%, 2/1/27(5)		17	17,033
8.25%, 2/1/28(5)		296	299,582
Science Applications International Corp., 4.875%, 4/1/28(5)		260	245,678
Seagate HDD Cayman:
4.091%, 6/1/29		52	47,363
9.625%, 12/1/32		248	278,852
			$ 1,359,635
Telecommunications — 0.9%
Ciena Corp., 4.00%, 1/31/30(5)		194	$ 170,347
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(5)		421	408,102
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(5)(9)		125	118,987
Security	Principal Amount (000's omitted)*		Value
Telecommunications (continued)
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	100	$ 117,840
Telecom Italia SpA:
6.875%, 2/15/28(6)	EUR	100	111,869
7.875%, 7/31/28(6)	EUR	300	348,565
Telefonica Europe BV, 7.125% to 8/23/28(6)(8)(9)	EUR	200	231,716
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(6)(9)	EUR	220	225,305
4.875% to 7/3/25, 10/3/78(6)(9)	GBP	215	263,703
Wp/ap Telecom Holdings III BV, 5.50%, 1/15/30(6)	EUR	259	251,479
			$ 2,247,913
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 9.00%, 2/15/31(5)		210	$ 209,162
			$ 209,162
Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(5)		249	$ 225,130
Seaspan Corp., 5.50%, 8/1/29(5)		304	261,876
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(5)		214	211,534
			$ 698,540
Wireless Telecommunication Services — 0.1%
Iliad Holding SASU, 6.50%, 10/15/26(5)		258	$ 257,004
			$ 257,004
Total Corporate Bonds (identified cost $89,064,691)			$ 85,786,890

Preferred Stocks — 0.4%
Security	Shares	Value
Banks — 0.0%(2)
Farm Credit Bank of Texas, 9.601%, (3 mo. SOFR + 4.01%)(5)(11)	669	$ 66,900
		$ 66,900
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	5,486	$ 101,546
		$ 101,546
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	5,119	$ 79,601

17
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Brookfield BRP Holdings Canada, Inc.: (continued)
7.25%	3,146	$ 78,115
SCE Trust III, Series H, 8.581% to 5/30/24(9)	4,892	123,621
SCE Trust IV, Series J, 5.375% to 9/15/25(9)	651	15,357
		$ 296,694
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(9)	5,460	$ 134,152
Athene Holding Ltd., Series C, 6.375% to 6/30/25(9)	3,208	80,296
		$ 214,448
Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	8,139	$ 214,788
		$ 214,788
Wireless Telecommunication Services — 0.0%(2)
U.S. Cellular Corp., 5.50%	5,573	$ 99,032
		$ 99,032
Total Preferred Stocks (identified cost $1,099,200)		$ 993,408

Senior Floating-Rate Loans — 2.1%(13)
Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.2%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28	$200	$ 208,587
Mileage Plus Holdings LLC, Term Loan, 10.733%, (SOFR + 5.25%), 6/21/27	277	284,629
		$ 493,216
Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.918%, (SOFR + 3.50%), 12/21/28	$217	$ 218,131
		$ 218,131
Auto Components — 0.1%
Clarios Global LP, Term Loan, 8.316%, (SOFR + 3.00%), 5/6/30	$176	$ 176,748
DexKo Global, Inc., Term Loan, 9.559%, (SOFR + 4.25%), 10/4/28	93	92,782
		$ 269,530
Borrower/Description	Principal Amount (000's omitted)	Value
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3/31/28(14)	$178	$ 177,444
		$ 177,444
Distributors — 0.1%
Parts Europe SA, Term Loan, 2/3/31(14)	$207	$ 221,786
		$ 221,786
Gas Utilities — 0.1%
Epic Y-Grade Services LP, Term Loan, 6/29/29(14)	$196	$ 193,669
		$ 193,669
Health Care Equipment & Supplies — 0.0%(2)
Bausch & Lomb Corp., Term Loan, 8.669%, (SOFR + 3.25%), 5/10/27	$117	$ 116,930
		$ 116,930
Health Care Providers & Services — 0.2%
Pluto Acquisition I, Inc.:
Term Loan, 10.687%, (SOFR + 5.50%), 6/20/28	$76	$ 76,636
Term Loan - Second Lien, 9.316%, (SOFR + 4.00%), 9/20/28	219	194,523
Team Health Holdings, Inc., Term Loan, 10.58%, (SOFR + 5.25%), 3/2/27(15)	259	228,342
		$ 499,501
Health Care Technology — 0.1%
Verscend Holding Corp., Term Loan, 11.50%, (USD Prime + 3.00%), 8/27/25	$289	$ 288,861
		$ 288,861
Hotels, Restaurants & Leisure — 0.2%
IRB Holding Corp., Term Loan, 8.166%, (SOFR + 2.75%), 12/15/27	$354	$ 355,109
Spectacle Gary Holdings LLC, Term Loan, 9.702%, (SOFR + 4.25%), 12/11/28	176	173,125
		$ 528,234
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 3/8/32(14)	$440	$ 444,015
		$ 444,015

18
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.1%
Travelport Finance (Luxembourg) SARL, Term Loan, 13.564%, (SOFR + 8.00%), 9/30/28	$221	$ 204,844
		$ 204,844
Leisure Products — 0.0%(2)
Peloton Interactive, Inc., Term Loan, 12.477%, (SOFR + 7.00%), 5/25/27	$138	$ 137,464
		$ 137,464
Machinery — 0.1%
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30	$163	$ 163,072
		$ 163,072
Paper & Forest Products — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.:
Term Loan, 4.00%, 12/13/24(16)	$76	$ 77,365
Term Loan, 4.00%, 12/13/24(16)	30	35,584
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	46	53,376
		$ 166,325
Professional Services — 0.1%
AlixPartners LLP, Term Loan, 7.93%, (SOFR + 2.50%), 2/4/28	$352	$ 353,428
		$ 353,428
Software — 0.1%
Central Parent, Inc., Term Loan, 7/6/29(14)	$167	$ 167,827
Cloud Software Group, Inc., Term Loan, 3/30/29(14)	74	73,757
GoTo Group, Inc., Term Loan, 10.074%, (SOFR + 4.75%), 8/31/27	0 (17)	59
Riverbed Technology, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 7.809% cash, 2.00% PIK, 7/1/28	56	34,609
		$ 276,252
Specialty Retail — 0.2%
Mavis Tire Express Services Corp., Term Loan, 9.066%, (SOFR + 3.75%), 5/4/28	$140	$ 140,481
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28	376	371,300
		$ 511,781
Total Senior Floating-Rate Loans (identified cost $5,285,396)		$ 5,264,483

Miscellaneous — 0.0%(2)
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
Alpha Holding SA, Escrow Certificates(1)(18)	400,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(18)	$189,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(1)(18)	$200,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(18)	$171,000	0
		$ 0
Transportation — 0.0%(2)
Hertz Corp., Escrow Certificates(1)	$58,000	$ 5,800
Hertz Corp., Escrow Certificates(1)	$167,000	6,680
Hertz Corp., Escrow Certificates(1)	$110,000	4,400
		$ 16,880
Total Miscellaneous (identified cost $75,751)		$ 16,880

Short-Term Investments — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(19)	6,335,541	$ 6,335,541
Total Short-Term Investments (identified cost $6,335,541)		$ 6,335,541
Total Investments — 100.1% (identified cost $199,730,868)		$252,887,742
Less Unfunded Loan Commitments — (0.1)%		$ (106,448)
Net Investments — 100.0% (identified cost $199,624,420)		$252,781,294
Other Assets, Less Liabilities — (0.0)%(2)		$ (28,674)
Net Assets — 100.0%		$252,752,620

19
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Amount is less than 0.05% or (0.05)%, as applicable.
(3)	Restricted security (see Note 8).
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $55,038,609 or 21.8% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $21,078,750 or 8.3% of the Fund's net assets.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	When-issued security.
(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(12)	Issuer is in default with respect to interest and/or principal payments.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(15)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $112,949. See Note 1G for description.
(17)	Principal amount is less than $500.
(18)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	55.6%	$140,700,871
United Kingdom	8.8	22,205,503
France	7.6	19,230,926
Germany	4.0	10,232,525
Netherlands	4.0	10,019,732
Switzerland	3.4	8,581,112
Denmark	2.3	5,930,835
Canada	2.3	5,894,253
Spain	2.2	5,463,775
Italy	2.1	5,442,331
Australia	1.0	2,414,241
Luxembourg	0.9	2,328,952
Japan	0.9	2,184,611
Ireland	0.8	1,991,325
Taiwan	0.8	1,949,267
Sweden	0.6	1,570,968
Hong Kong	0.5	1,226,596
India	0.3	826,042
Bermuda	0.3	794,781
Norway	0.3	749,662
United Arab Emirates	0.3	745,956
Austria	0.3	658,386
Belgium	0.2	515,235
Finland	0.2	406,870
Slovenia	0.1	351,276
Poland	0.1	273,729
Mexico	0.1	197,982
Total Investments	100.0%	$252,887,742

20
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	292,991	USD	312,893	JPMorgan Chase Bank, N.A.	5/13/24	$ —	$ (90)
						$ —	$(90)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	45	Long	6/21/24	$11,400,750	$ (269,485)
STOXX 600 Banks Index	(309)	Short	6/21/24	(3,197,896)	(328,680)
STOXX 600 Insurance Index	(59)	Short	6/21/24	(1,133,052)	(4,209)
STOXX Europe 600 Index	(282)	Short	6/21/24	(7,570,411)	(41,566)
					$(643,940)
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PFC Shares	– Preference Shares
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
21
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $193,288,879)	$ 246,445,753
Affiliated investments, at value (identified cost $6,335,541)	6,335,541
Cash	133,225
Foreign currency, at value (identified cost $540,039)	538,647
Interest and dividends receivable	1,899,017
Dividends receivable from affiliated investments	23,324
Receivable for investments sold	7,561,609
Receivable for Fund shares sold	386,462
Tax reclaims receivable	1,352,597
Receivable from affiliates	37,592
Trustees' deferred compensation plan	58,723
Total assets	$264,772,490
Liabilities
Payable for investments purchased	$ 10,581,984
Payable for when-issued securities	692,347
Payable for Fund shares redeemed	226,158
Payable for variation margin on open futures contracts	79,819
Payable for open forward foreign currency exchange contracts	90
Payable to affiliates:
Investment adviser fee	114,205
Administration fee	31,317
Distribution and service fees	39,577
Trustees' fees	1,332
Trustees' deferred compensation plan	58,723
Accrued expenses	194,318
Total liabilities	$ 12,019,870
Net Assets	$252,752,620
Sources of Net Assets
Paid-in capital	$ 200,736,773
Distributable earnings	52,015,847
Net Assets	$252,752,620
Class A Shares
Net Assets	$ 135,089,375
Shares Outstanding	12,721,855
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.62
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 11.21
Class C Shares
Net Assets	$ 12,923,945
Shares Outstanding	1,233,439
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.48
Class I Shares
Net Assets	$ 102,732,016
Shares Outstanding	9,687,901
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.60
22
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2024
Class R Shares
Net Assets	$2,007,284
Shares Outstanding	189,798
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.58
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
23
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $601,147)	$ 4,324,926
Dividend income from affiliated investments	74,828
Interest income	2,870,909
Other income	1,843
Total investment income	$ 7,272,506
Expenses
Investment adviser fee	$ 666,210
Administration fee	181,694
Distribution and service fees:
Class A	164,760
Class C	66,835
Class R	4,472
Trustees’ fees and expenses	7,891
Custodian fee	42,046
Transfer and dividend disbursing agent fees	77,716
Legal and accounting services	55,104
Printing and postage	37,650
Registration fees	34,762
Miscellaneous	54,610
Total expenses	$ 1,393,750
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 44,482
Total expense reductions	$ 44,482
Net expenses	$ 1,349,268
Net investment income	$ 5,923,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 2,205,497
Payment by affiliate for realized loss on disposal of investment not meeting investment guidelines	23,322
Futures contracts	(1,768,016)
Foreign currency transactions	(413,891)
Forward foreign currency exchange contracts	1,672,122
Net realized gain	$ 1,719,034
Change in unrealized appreciation (depreciation):
Investments	$ 26,074,077
Futures contracts	(643,940)
Foreign currency	17,710
Forward foreign currency exchange contracts	(90)
Net change in unrealized appreciation (depreciation)	$25,447,757
Net realized and unrealized gain	$27,166,791
Net increase in net assets from operations	$33,090,029
24
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,923,238	$ 8,429,448
Net realized gain (loss)	1,719,034	(648,804)
Net change in unrealized appreciation (depreciation)	25,447,757	11,932,789
Net increase in net assets from operations	$ 33,090,029	$ 19,713,433
Distributions to shareholders:
Class A	$ (2,706,487)	$ (4,271,637)
Class C	(229,717)	(386,469)
Class I	(2,085,155)	(3,109,444)
Class R	(34,623)	(33,320)
Total distributions to shareholders	$ (5,055,982)	$ (7,800,870)
Transactions in shares of beneficial interest:
Class A	$ (70,397)	$ (10,618,949)
Class C	(1,418,385)	(3,179,436)
Class I	8,161,281	(1,169,662)
Class R	706,342	154,845
Net increase (decrease) in net assets from Fund share transactions	$ 7,378,841	$ (14,813,202)
Other capital:
Portfolio transaction fee contributed to Portfolio	$ —	$ (14,541)
Portfolio transaction fee allocated from Portfolio	—	14,534
Net decrease in net assets from other capital	$ —	$ (7)
Net increase (decrease) in net assets	$ 35,412,888	$ (2,900,646)
Net Assets
At beginning of period	$ 217,339,732	$ 220,240,378
At end of period	$252,752,620	$217,339,732
25
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited) Test	Year Ended October 31,
			2023 Test	2022 Test	2021 Test	2020 Test	2019 Test
Net asset value — Beginning of period	$ 9.400	$ 8.920	$ 11.360	$ 9.070	$ 9.210	$ 8.620
Income (Loss) From Operations
Net investment income(1)	$ 0.250	$ 0.351	$ 0.343	$ 0.272	$ 0.330	$ 0.372
Net realized and unrealized gain (loss)	1.184	0.453	(2.321)	2.342	(0.146)	0.542
Total income (loss) from operations	$ 1.434	$ 0.804	$ (1.978)	$ 2.614	$ 0.184	$ 0.914
Less Distributions
From net investment income	$ (0.214)	$ (0.324)	$ (0.324)	$ (0.324)	$ (0.324)	$ (0.324)
From net realized gain	—	—	(0.138)	—	—	—
Total distributions	$ (0.214)	$ (0.324)	$ (0.462)	$ (0.324)	$ (0.324)	$ (0.324)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)
Net asset value — End of period	$ 10.620	$ 9.400	$ 8.920	$ 11.360	$ 9.070	$ 9.210
Total Return(3)(4)	15.30% (5)	9.00%	(17.86)%	29.08%	2.12%	10.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$135,089	$119,712	$123,589	$164,778	$123,152	$131,104
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.17% (7)(8)	1.17% (8)	1.17% (8)	1.17%	1.17%	1.24%
Net investment income	4.79% (7)	3.65%	3.42%	2.52%	3.65%	4.22%
Portfolio Turnover of the Portfolio(9)	—	46%	59%	60%	118%	86%
Portfolio Turnover of the Fund	62% (5)	14% (10)	—	—	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.04%, 0.03%, 0.02%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
26
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.280	$ 8.810	$11.230	$ 8.960	$ 9.110	$ 8.530
Income (Loss) From Operations
Net investment income(1)	$ 0.204	$ 0.272	$ 0.263	$ 0.187	$ 0.262	$ 0.292
Net realized and unrealized gain (loss)	1.174	0.450	(2.290)	2.328	(0.153)	0.546
Total income (loss) from operations	$ 1.378	$ 0.722	$ (2.027)	$ 2.515	$ 0.109	$ 0.838
Less Distributions
From net investment income	$ (0.178)	$ (0.252)	$ (0.255)	$ (0.245)	$ (0.259)	$ (0.258)
From net realized gain	—	—	(0.138)	—	—	—
Total distributions	$ (0.178)	$ (0.252)	$ (0.393)	$ (0.245)	$ (0.259)	$ (0.258)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)
Net asset value — End of period	$10.480	$ 9.280	$ 8.810	$11.230	$ 8.960	$ 9.110
Total Return(3)(4)	14.88% (5)	8.17%	(18.46)%	28.26%	1.29%	10.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 12,924	$12,724	$15,093	$ 24,505	$37,875	$56,314
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.92% (7)(8)	1.92% (8)	1.92% (8)	1.92%	1.92%	2.00%
Net investment income	3.97% (7)	2.87%	2.64%	1.76%	2.93%	3.36%
Portfolio Turnover of the Portfolio(9)	—	46%	59%	60%	118%	86%
Portfolio Turnover of the Fund	62% (5)	14% (10)	—	—	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.04%, 0.03%, 0.02%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
27
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.390	$ 8.910	$11.340	$ 9.060	$ 9.190	$ 8.610
Income (Loss) From Operations
Net investment income(1)	$ 0.267	$ 0.374	$ 0.368	$ 0.297	$ 0.354	$ 0.386
Net realized and unrealized gain (loss)	1.169	0.454	(2.311)	2.333	(0.136)	0.542
Total income (loss) from operations	$ 1.436	$ 0.828	$ (1.943)	$ 2.630	$ 0.218	$ 0.928
Less Distributions
From net investment income	$ (0.226)	$ (0.348)	$ (0.349)	$ (0.350)	$ (0.348)	$ (0.348)
From net realized gain	—	—	(0.138)	—	—	—
Total distributions	$ (0.226)	$ (0.348)	$ (0.487)	$ (0.350)	$ (0.348)	$ (0.348)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)
Net asset value — End of period	$ 10.600	$ 9.390	$ 8.910	$ 11.340	$ 9.060	$ 9.190
Total Return(3)(4)	15.34% (5)	9.28%	(17.60)%	29.31%	2.51%	11.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,732	$83,772	$80,627	$113,907	$94,518	$107,290
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	0.92% (7)(8)	0.92% (8)	0.92% (8)	0.92%	0.92%	0.99%
Net investment income	5.14% (7)	3.90%	3.66%	2.76%	3.92%	4.39%
Portfolio Turnover of the Portfolio(9)	—	46%	59%	60%	118%	86%
Portfolio Turnover of the Fund	62% (5)	14% (10)	—	—	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.04%, 0.03%, 0.02%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
28
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.360	$ 8.890	$11.320	$ 9.040	$ 9.180	$ 8.600
Income (Loss) From Operations
Net investment income(1)	$ 0.256	$ 0.325	$ 0.309	$ 0.247	$ 0.310	$ 0.345
Net realized and unrealized gain (loss)	1.167	0.445	(2.300)	2.332	(0.149)	0.536
Total income (loss) from operations	$ 1.423	$ 0.770	$ (1.991)	$ 2.579	$ 0.161	$ 0.881
Less Distributions
From net investment income	$ (0.203)	$ (0.300)	$ (0.301)	$ (0.299)	$ (0.301)	$ (0.301)
From net realized gain	—	—	(0.138)	—	—	—
Total distributions	$ (0.203)	$(0.300)	$ (0.439)	$ (0.299)	$(0.301)	$(0.301)
Portfolio transaction fee, net(1)	$ —	$(0.000) (2)	$ (0.000)(2)	$ (0.000)(2)	$(0.000) (2)	$(0.000) (2)
Net asset value — End of period	$10.580	$ 9.360	$ 8.890	$11.320	$ 9.040	$ 9.180
Total Return(3)(4)	15.24% (5)	8.64%	(18.02)%	28.76%	1.87%	10.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,007	$ 1,131	$ 932	$ 827	$ 610	$ 629
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.42% (7)(8)	1.42% (8)	1.42% (8)	1.42%	1.42%	1.49%
Net investment income	4.92% (7)	3.39%	3.13%	2.29%	3.44%	3.92%
Portfolio Turnover of the Portfolio(9)	—	46%	59%	60%	118%	86%
Portfolio Turnover of the Fund	62% (5)	14% (10)	—	—	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.04%, 0.03%, 0.02%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
29
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to achieve total return for its shareholders. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
30

Eaton Vance
Global Income Builder Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund and Portfolio have filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not
31

Eaton Vance
Global Income Builder Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
K  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
L  Capital Transactions—To seek to protect the Portfolio in which the Fund invested all of its investable assets prior to June 17, 2023, (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, prior to December 24, 2022, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it received to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may have varied over time, was limited to amounts that had been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee was recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $5,994,945 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $5,994,945 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$197,481,195
Gross unrealized appreciation	$ 61,597,457
Gross unrealized depreciation	(6,941,388)
Net unrealized appreciation	$ 54,656,069
32

Eaton Vance
Global Income Builder Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%
For the six months ended April 30, 2024, the investment adviser fee amounted to $666,210 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2024, the administration fee amounted to $181,694.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $2,096 relating to the Fund’s investment in the Liquidity Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.17%, 1.92%, 0.92% and 1.42% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, EVM and EVAIL were allocated $42,386 in total of the Fund's operating expenses for the six months ended April 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $6,166 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,004 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
During the six months ended April 30, 2024, EVM reimbursed the Fund $23,322 for a net realized loss on the sale of an investment security not meeting the Fund's investment guidelines. The reimbursement had no significant impact on total return for each class.
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $164,760 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $50,126 for Class C shares.
33

Eaton Vance
Global Income Builder Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $2,236 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $16,709 and $2,236 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $149,985,913 and $146,164,771, respectively, for the six months ended April 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	605,022	$ 6,380,210	798,192	$ 7,668,604
Issued to shareholders electing to receive payments of distributions in Fund shares	239,150	2,511,913	411,593	3,945,474
Redemptions	(857,907)	(8,962,520)	(2,323,743)	(22,233,027)
Net decrease	(13,735)	$ (70,397)	(1,113,958)	$(10,618,949)
Class C
Sales	75,510	$ 784,404	174,558	$ 1,683,922
Issued to shareholders electing to receive payments of distributions in Fund shares	21,906	227,251	40,087	379,095
Redemptions	(235,020)	(2,430,040)	(556,106)	(5,242,453)
Net decrease	(137,604)	$ (1,418,385)	(341,461)	$ (3,179,436)
34

Eaton Vance
Global Income Builder Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	1,466,362	$ 15,562,052	1,523,994	$ 14,648,924
Issued to shareholders electing to receive payments of distributions in Fund shares	197,902	2,076,928	323,392	3,096,760
Redemptions	(899,946)	(9,477,699)	(1,970,133)	(18,915,346)
Net increase (decrease)	764,318	$ 8,161,281	(122,747)	$ (1,169,662)
Class R
Sales	87,102	$ 900,467	15,784	$ 153,136
Issued to shareholders electing to receive payments of distributions in Fund shares	3,296	34,623	3,486	33,319
Redemptions	(21,411)	(228,748)	(3,269)	(31,610)
Net increase	68,987	$ 706,342	16,001	$ 154,845
8  Restricted Securities
At April 30, 2024, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Endo, Inc.	4/23/24	54	$ 690	$ 1,546
Total Restricted Securities			$690	$1,546
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
35

Eaton Vance
Global Income Builder Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $90. At April 30, 2024, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$ —	$ (643,940)(1)
Foreign Exchange	Forward foreign currency exchange contracts	—	(90) (2)
Total		$ —	$(644,030)
Derivatives not subject to master netting or similar agreements		$ —	$(643,940)
Total Derivatives subject to master netting or similar agreements		$ —	$ (90)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
36

Eaton Vance
Global Income Builder Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of April 30, 2024.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
JPMorgan Chase Bank, N.A.	$(90)	$ —	$ —	$ —	$(90)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Equity Price	Futures contracts	$(1,768,016)	$ (643,940)
Foreign Exchange	Forward foreign currency exchange contracts	1,672,122	(90)
Total		$ (95,894)	$(644,030)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts and Forward foreign currency exchange contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts and Forward foreign currency exchange contracts, respectively.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$10,710,000	$10,533,000	$3,020,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
37

Eaton Vance
Global Income Builder Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,335,541, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,761,122	$40,033,569	$(35,459,150)	$ —	$ —	$6,335,541	$74,828	6,335,541
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 8,291,683	$ 954,803	$ —	$ 9,246,486
Consumer Discretionary	7,522,130	8,806,873	—	16,329,003
Consumer Staples	938,077	4,890,890	—	5,828,967
Energy	6,877,816	—	—	6,877,816
Financials	8,357,726	18,780,734	—	27,138,460
Health Care	13,181,669	13,405,843	—	26,587,512
Industrials	7,276,588	13,778,378	—	21,054,966
Information Technology	23,976,350	7,237,469	—	31,213,819
Materials	—	4,326,050	—	4,326,050
Real Estate	852,934	—	—	852,934
Utilities	1,153,354	2,948,002	—	4,101,356
Total Common Stocks	$ 78,428,327	$ 75,129,042**	$ —	$ 153,557,369
Convertible Bonds	$ —	$ 933,171	$ —	$ 933,171
Corporate Bonds	—	85,786,890	—	85,786,890
Preferred Stocks:
Communication Services	99,032	—	—	99,032
Financials	315,994	66,900	—	382,894
Industrials	214,788	—	—	214,788
38

Eaton Vance
Global Income Builder Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Utilities	$ 296,694	$ —	$ —	$ 296,694
Total Preferred Stocks	$ 926,508	$ 66,900	$ —	$ 993,408
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$ —	$ 5,158,035	$ —	$ 5,158,035
Miscellaneous	—	16,880	0	16,880
Short-Term Investments	6,335,541	—	—	6,335,541
Total Investments	$ 85,690,376	$ 167,090,918	$ 0	$ 252,781,294
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (90)	$ —	$ (90)
Futures Contracts	(643,940)	—	—	(643,940)
Total	$ (643,940)	$ (90)	$ —	$ (644,030)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
39

Eaton Vance
Global Income Builder Fund
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
40

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
41

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
42

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
43

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
44

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.24

Eaton Vance
Emerging Markets Local Income Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Emerging Markets Local Income Fund

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Performance

Portfolio Manager(s) Brian Shaw, CFA and Patrick Campbell, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	06/27/2007	6.19%	2.45%	1.99%	1.10%
Class A with 3.25% Maximum Sales Charge	—	—	2.75	(0.86)	1.32	0.77
Class C at NAV	08/03/2010	06/27/2007	6.10	1.78	1.28	0.54
Class C with 1% Maximum Deferred Sales Charge	—	—	5.10	0.86	1.28	0.54
Class I at NAV	11/30/2009	06/27/2007	6.33	2.72	2.29	1.40

J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	—	—	4.07%	1.79%	(0.26)%	(0.62)%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.13%	1.85%	0.85%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Fund Profile

Asset Allocation (% of net assets)[1]
Foreign Currency Exposures (% of net assets)[2]
Egypt	16.3%
Poland	12.3
Indonesia	11.8
Mexico	11.7
Brazil	11.4
Malaysia	10.2
Thailand	8.1
Uzbekistan	7.3
Hungary	7.1
Turkey	7.1
Czech Republic	6.6
Colombia	4.9
Dominican Republic	4.6
Romania	4.4
Singapore	3.6
Serbia	3.4
Nigeria	3.1
India	2.6
South Korea	2.4
Peru	2.4
Armenia	2.2
Taiwan	2.0
Chile	1.9
Uruguay	1.7
Paraguay	1.6
Kenya	1.4
Other	2.2 [4]
Euro	-13.2
Total Long	154.8%
Total Short	-13.7%
Total Net	141.1%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
1 Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
2 Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.
3 Net of securities sold short.
4 Includes amounts each less than 1.0% or –1.0%, as applicable.
3

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,061.90	$ 6.51	1.27%
Class C	$1,000.00	$1,061.00	$10.35	2.02%
Class I	$1,000.00	$1,063.30	$ 5.23	1.02%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.55	$ 6.37	1.27%
Class C	$1,000.00	$1,014.82	$10.12	2.02%
Class I	$1,000.00	$1,019.79	$ 5.12	1.02%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Emerging Markets Local Income Portfolio, at value (identified cost $1,140,251,101)	$ 1,021,730,005
Receivable for Fund shares sold	2,799,343
Total assets	$1,024,529,348
Liabilities
Payable for Fund shares redeemed	$ 5,280,842
Payable to affiliates:
Distribution and service fees	50,213
Trustees' fees	43
Accrued expenses	345,201
Total liabilities	$ 5,676,299
Net Assets	$1,018,853,049
Sources of Net Assets
Paid-in capital	$ 1,146,583,456
Accumulated loss	(127,730,407)
Net Assets	$1,018,853,049
Class A Shares
Net Assets	$ 98,333,177
Shares Outstanding	29,721,166
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 3.31
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 3.42
Class C Shares
Net Assets	$ 35,001,428
Shares Outstanding	10,462,100
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 3.35
Class I Shares
Net Assets	$ 885,518,444
Shares Outstanding	267,755,064
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 3.31
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio	$ 1,795,990
Interest income allocated from Portfolio (net of foreign taxes withheld of $576,955)	40,784,973
Other income allocated from Portfolio	7,493
Expenses, excluding interest expense, allocated from Portfolio	(3,847,729)
Interest expense allocated from Portfolio	(684,154)
Total investment income from Portfolio	$ 38,056,573
Expenses
Distribution and service fees:
Class A	$ 128,861
Class C	182,684
Trustees’ fees and expenses	250
Custodian fee	29,878
Transfer and dividend disbursing agent fees	430,908
Legal and accounting services	42,098
Printing and postage	248,538
Registration fees	45,656
Miscellaneous	12,859
Total expenses	$ 1,121,732
Net investment income	$ 36,934,841
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $8,847)	$(13,950,075)
Written options	277,009
Securities sold short	(652,071)
Futures contracts	46,362
Swap contracts	(2,111,895)
Foreign currency transactions	5,842,653
Forward foreign currency exchange contracts	13,498,302
Non-deliverable bond forward contracts	1,318,231
Net realized gain	$ 4,268,516
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $14,635)	$ 27,871,004
Written options	276,931
Securities sold short	431,765
Futures contracts	191,470
Swap contracts	(834,710)
Foreign currency	296,799
Forward foreign currency exchange contracts	(8,320,235)
Non-deliverable bond forward contracts	(499,018)
Net change in unrealized appreciation (depreciation)	$ 19,414,006
Net realized and unrealized gain	$ 23,682,522
Net increase in net assets from operations	$ 60,617,363
7
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 36,934,841	$ 59,720,996
Net realized gain (loss)	4,268,516	(56,435,756)
Net change in unrealized appreciation (depreciation)	19,414,006	111,695,869
Net increase in net assets from operations	$ 60,617,363	$114,981,109
Distributions to shareholders:
Class A	$ (5,306,805)	$ (9,847,402)
Class C	(1,729,731)	(3,317,933)
Class I	(47,889,190)	(79,078,812)
Total distributions to shareholders	$ (54,925,726)	$ (92,244,147)
Tax return of capital to shareholders:
Class A	$ —	$ (2,439,355)
Class C	—	(806,050)
Class I	—	(19,424,563)
Total tax return of capital to shareholders	$ —	$ (22,669,968)
Transactions in shares of beneficial interest:
Class A	$ 2,290,910	$ 7,000,865
Class C	(625,642)	860,554
Class I	59,234,285	114,542,250
Net increase in net assets from Fund share transactions	$ 60,899,553	$122,403,669
Net increase in net assets	$ 66,591,190	$122,470,663
Net Assets
At beginning of period	$ 952,261,859	$ 829,791,196
At end of period	$1,018,853,049	$952,261,859
8
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 3.280	$ 3.220	$ 4.590	$ 5.030	$ 5.760	$ 5.190
Income (Loss) From Operations
Net investment income(1)	$ 0.117	$ 0.211	$ 0.234	$ 0.228	$ 0.286	$ 0.363
Net realized and unrealized gain (loss)	0.089	0.262	(1.125)	(0.168)	(0.293)	0.759
Total income (loss) from operations	$ 0.206	$ 0.473	$ (0.891)	$ 0.060	$ (0.007)	$ 1.122
Less Distributions
From net investment income	$ (0.176)	$ (0.333)	$ —	$ (0.123)	$ (0.198)	$ (0.552)
Tax return of capital	—	(0.080)	(0.479)	(0.377)	(0.525)	—
Total distributions	$ (0.176)	$ (0.413)	$ (0.479)	$ (0.500)	$ (0.723)	$ (0.552)
Net asset value — End of period	$ 3.310	$ 3.280	$ 3.220	$ 4.590	$ 5.030	$ 5.760
Total Return(2)	6.19% (3)	14.53%	(20.47)%	1.06%	(0.31)% (4)	22.64% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,333	$95,333	$87,883	$145,043	$129,954	$152,308
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.27% (6)(7)(8)	1.13% (7)	1.19% (7)	1.16%	1.20% (4)	1.20% (4)
Net investment income	6.84% (6)	6.00%	5.99%	4.53%	5.40%	6.57%
Portfolio Turnover of the Portfolio	34% (3)	67%	33%	56%	56%	46%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the years ended October 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Includes interest expense, including on securities sold short and reverse repurchase agreements of 0.13% of average daily net assets for the six months ended April 30, 2024.
9
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 3.310	$ 3.260	$ 4.650	$ 5.080	$ 5.820	$ 5.240
Income (Loss) From Operations
Net investment income(1)	$ 0.105	$ 0.188	$ 0.209	$ 0.194	$ 0.250	$ 0.328
Net realized and unrealized gain (loss)	0.099	0.254	(1.142)	(0.154)	(0.298)	0.770
Total income (loss) from operations	$ 0.204	$ 0.442	$ (0.933)	$ 0.040	$ (0.048)	$ 1.098
Less Distributions
From net investment income	$ (0.164)	$ (0.316)	$ —	$ (0.115)	$ (0.190)	$ (0.518)
Tax return of capital	—	(0.076)	(0.457)	(0.355)	(0.502)	—
Total distributions	$ (0.164)	$ (0.392)	$ (0.457)	$ (0.470)	$ (0.692)	$ (0.518)
Net asset value — End of period	$ 3.350	$ 3.310	$ 3.260	$ 4.650	$ 5.080	$ 5.820
Total Return(2)	6.10% (3)	13.69%	(21.31)%	0.46%	(0.90)% (4)	21.87% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,001	$35,271	$33,976	$58,639	$59,169	$62,869
Ratios (as a percentage of average daily net assets):(5)
Expenses	2.02% (6)(7)(8)	1.85% (7)	1.89% (7)	1.86%	1.90% (4)	1.90% (4)
Net investment income	6.08% (6)	5.29%	5.28%	3.82%	4.68%	5.88%
Portfolio Turnover of the Portfolio	34% (3)	67%	33%	56%	56%	46%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the years ended October 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Includes interest expense, including on securities sold short and reverse repurchase agreements of 0.13% of average daily net assets for the six months ended April 30, 2024.
10
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 3.280	$ 3.220	$ 4.590	$ 5.020	$ 5.760	$ 5.190
Income (Loss) From Operations
Net investment income(1)	$ 0.122	$ 0.221	$ 0.246	$ 0.243	$ 0.301	$ 0.381
Net realized and unrealized gain (loss)	0.088	0.262	(1.126)	(0.158)	(0.302)	0.757
Total income (loss) from operations	$ 0.210	$ 0.483	$ (0.880)	$ 0.085	$ (0.001)	$ 1.138
Less Distributions
From net investment income	$ (0.180)	$ (0.341)	$ —	$ (0.127)	$ (0.202)	$ (0.568)
Tax return of capital	—	(0.082)	(0.490)	(0.388)	(0.537)	—
Total distributions	$ (0.180)	$ (0.423)	$ (0.490)	$ (0.515)	$ (0.739)	$ (0.568)
Net asset value — End of period	$ 3.310	$ 3.280	$ 3.220	$ 4.590	$ 5.020	$ 5.760
Total Return(2)	6.33% (3)	15.22%	(20.48)%	1.36%	(0.01)% (4)	23.00% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$885,518	$821,658	$707,932	$1,217,836	$983,273	$938,608
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.02% (6)(7)(8)	0.85% (7)	0.89% (7)	0.86%	0.90% (4)	0.90% (4)
Net investment income	7.11% (6)	6.28%	6.28%	4.86%	5.68%	6.90%
Portfolio Turnover of the Portfolio	34% (3)	67%	33%	56%	56%	46%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the years ended October 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Includes interest expense, including on securities sold short and reverse repurchase agreements of 0.13% of average daily net assets for the six months ended April 30, 2024.
11
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (83.2% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2024, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $87,712,000 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $49,301,701 are short-term and $38,410,299 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. Prior to March 1, 2024, EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceeded 1.15%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement expired on March 1, 2024. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended April 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $30,964 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $12,790 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024 in the amount of $4,110. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
13

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $128,861 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $137,013 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $45,671 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $231 and $2,175 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $79,593,519 and $72,902,252, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	4,040,924	$ 14,028,272	12,408,000	$ 44,242,529
Issued to shareholders electing to receive payments of distributions in Fund shares	1,329,203	4,563,465	3,193,417	11,204,993
Redemptions	(4,734,855)	(16,300,827)	(13,805,396)	(48,446,657)
Net increase	635,272	$ 2,290,910	1,796,021	$ 7,000,865
Class C
Sales	711,818	$ 2,481,944	1,902,700	$ 6,835,469
Issued to shareholders electing to receive payments of distributions in Fund shares	481,277	1,670,432	1,121,803	3,976,048
Redemptions	(1,373,359)	(4,778,018)	(2,818,064)	(9,950,963)
Net increase (decrease)	(180,264)	$ (625,642)	206,439	$ 860,554
14

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	55,435,780	$ 190,925,054	152,980,912	$ 543,646,223
Issued to shareholders electing to receive payments of distributions in Fund shares	12,207,086	41,873,263	25,700,360	90,021,581
Redemptions	(50,668,100)	(173,564,032)	(147,868,299)	(519,125,554)
Net increase	16,974,766	$ 59,234,285	30,812,973	$ 114,542,250
15

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 5.3%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance SARL, 10.75%, 2/12/28(1)	BRL	53,195	$ 8,529,289
			$ 8,529,289
Colombia — 0.3%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(2)	COP	18,064,979	$ 3,937,180
			$ 3,937,180
Kazakhstan — 0.9%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(2)	KZT	4,727,000	$ 10,571,430
			$ 10,571,430
Mexico — 0.0%(3)
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 606,761
			$ 606,761
Paraguay — 0.5%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	41,850,780	$ 6,047,563
			$ 6,047,563
Peru — 1.0%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,713,870
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,016,430
			$ 11,730,300
Supranational — 1.4%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(1)	USD	4,100	$ 4,100,324
17.35%, 3/1/27(1)	USD	1,500	1,476,171
Inter-American Development Bank, 7.35%, 10/6/30	INR	1,000,000	12,033,858
			$ 17,610,353
Uzbekistan — 0.5%
International Finance Corp., 16.00%, 2/21/25	UZS	27,000,000	$ 2,117,191
Ipoteka-Bank ATIB, 20.50%, 4/25/27(1)	UZS	48,010,000	3,807,244
			$ 5,924,435
Total Foreign Corporate Bonds (identified cost $71,359,420)			$ 64,957,311

Loan Participation Notes — 2.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(4)(5)	UZS	159,404,590	$ 13,579,723
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(1)(4)(5)	UZS	168,226,770	13,803,441
Total Loan Participation Notes (identified cost $28,546,053)			$ 27,383,164

Sovereign Government Bonds — 64.6%
Security	Principal Amount (000's omitted)		Value
Albania — 0.2%
Albanian Government Bonds, 5.25%, 1/26/29	ALL	233,800	$ 2,515,976
			$ 2,515,976
Argentina — 0.4%
Bonos Para La Reconstruccion De Una Argentina Libre:
0.00%, 6/30/25	USD	2,564	$ 2,367,194
3.00%, 5/31/26	USD	2,517	1,982,972
			$ 4,350,166
Armenia — 2.2%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 543,413
9.25%, 4/29/28	AMD	2,549,070	6,488,285
9.60%, 10/29/33	AMD	6,155,594	15,879,054
9.75%, 10/29/50	AMD	792,413	2,063,485
9.75%, 10/29/52	AMD	862,400	2,242,346
			$ 27,216,583
Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,624,142
			$ 2,624,142
Benin — 1.0%
Benin Government International Bonds:
4.875%, 1/19/32(1)	EUR	4,158	$ 3,771,030
6.875%, 1/19/52(1)	EUR	3,656	3,184,107

16
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Benin (continued)
Benin Government International Bonds: (continued)
7.96%, 2/13/38(1)	USD	5,665	$ 5,355,408
			$ 12,310,545
Bosnia and Herzegovina — 0.1%
Republic of Srpska Treasury Bonds:
1.50%, 5/31/25	BAM	1,112	$ 601,875
1.50%, 6/9/25	BAM	107	57,705
1.50%, 12/24/25	BAM	116	62,807
1.50%, 9/25/26	BAM	108	59,043
1.50%, 9/26/27	BAM	44	22,952
			$ 804,382
Brazil — 0.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 4,228,780
			$ 4,228,780
Chile — 0.4%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 11/1/37(1)(2)	CLP	5,355,000	$ 5,183,542
			$ 5,183,542
Colombia — 0.7%
Titulos De Tesoreria B:
6.25%, 7/9/36	COP	11,202,200	$ 1,988,275
9.25%, 5/28/42	COP	28,416,100	6,199,012
10.00%, 7/24/24	COP	3,528,300	896,202
			$ 9,083,489
Czech Republic — 1.6%
Czech Republic Government Bonds:
2.00%, 10/13/33	CZK	338,750	$ 11,868,725
4.50%, 11/11/32	CZK	56,140	2,415,269
4.90%, 4/14/34	CZK	130,960	5,811,999
			$ 20,095,993
Dominican Republic — 4.5%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,775,263
8.00%, 2/12/27(1)	DOP	568,540	9,069,385
11.25%, 9/15/35(2)	DOP	140,600	2,539,473
12.00%, 8/8/25(2)	DOP	616,460	10,729,457
12.75%, 9/23/29(2)	DOP	377,800	7,320,071
13.00%, 6/10/34(1)	DOP	35,400	724,638
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Bonds: (continued)
13.625%, 2/3/33(2)	DOP	467,800	$ 9,555,710
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	581,768
12.00%, 10/3/25(2)	DOP	221,270	3,859,451
13.00%, 12/5/25(2)	DOP	383,340	6,736,933
13.00%, 1/30/26(2)	DOP	105,090	1,853,991
			$ 54,746,140
Hungary — 1.8%
Hungary Government Bonds:
2.25%, 4/20/33	HUF	1,109,820	$ 2,073,403
3.00%, 4/25/41	HUF	4,910,850	8,113,210
3.25%, 10/22/31	HUF	2,085,200	4,435,000
4.00%, 4/28/51	HUF	524,540	919,969
4.50%, 5/27/32	HUF	310,850	712,847
4.75%, 11/24/32	HUF	2,389,870	5,542,842
			$ 21,797,271
Indonesia — 10.1%
Indonesia Treasury Bonds:
6.375%, 4/15/32	IDR	46,500,000	$ 2,725,286
6.50%, 2/15/31	IDR	490,135,000	28,840,293
6.625%, 2/15/34	IDR	389,674,000	22,963,446
7.00%, 2/15/33	IDR	235,674,000	14,473,587
7.125%, 6/15/38	IDR	37,641,000	2,301,958
7.125%, 6/15/42	IDR	78,761,000	4,790,844
7.125%, 6/15/43	IDR	162,709,000	9,975,533
7.375%, 5/15/48	IDR	16,622,000	1,046,338
7.50%, 5/15/38	IDR	232,589,000	14,693,370
7.50%, 4/15/40	IDR	45,427,000	2,868,598
8.25%, 6/15/32	IDR	11,609,000	764,652
8.25%, 5/15/36	IDR	242,576,000	16,149,094
8.375%, 4/15/39	IDR	22,764,000	1,550,382
9.50%, 5/15/41	IDR	5,702,000	431,377
			$123,574,758
Jordan — 0.4%
Jordan Government International Bonds, 4.95%, 7/7/25(1)	USD	4,503	$ 4,333,165
			$ 4,333,165

17
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Kenya — 2.0%
Republic of Kenya Infrastructure Bonds, 18.461%, 8/9/32	KES	3,203,750	$ 24,727,682
			$ 24,727,682
Malaysia — 4.7%
Malaysia Government Bonds:
3.582%, 7/15/32	MYR	56,072	$ 11,416,424
3.733%, 6/15/28	MYR	7,900	1,651,211
3.757%, 5/22/40	MYR	17,415	3,480,034
3.828%, 7/5/34	MYR	143,700	29,599,534
4.254%, 5/31/35	MYR	27,750	5,920,116
4.642%, 11/7/33	MYR	25,940	5,713,532
			$ 57,780,851
Mexico — 2.9%
Mexican Bonos:
7.75%, 11/13/42	MXN	284,000	$ 13,391,680
8.50%, 11/18/38	MXN	410,469	21,250,470
10.00%, 11/20/36	MXN	22,074	1,295,026
			$ 35,937,176
North Macedonia — 0.1%
North Macedonia Government International Bonds:
2.75%, 1/18/25(1)	EUR	913	$ 957,906
3.675%, 6/3/26(1)	EUR	600	624,135
			$ 1,582,041
Oman — 0.3%
Oman Government International Bonds, 4.875%, 2/1/25(1)	USD	3,173	$ 3,144,522
			$ 3,144,522
Paraguay — 1.1%
Paraguay Government Bonds, 7.90%, 2/9/31(2)	PYG	93,641,000	$ 12,934,064
Paraguay Government International Bonds, 5.00%, 4/15/26(1)	USD	1,135	1,115,467
			$ 14,049,531
Peru — 4.6%
Peru Government Bonds:
5.40%, 8/12/34	PEN	47,682	$ 10,954,214
5.94%, 2/12/29	PEN	77,721	20,575,578
6.15%, 8/12/32	PEN	15,223	3,820,400
6.85%, 2/12/42	PEN	14,084	3,519,684
6.90%, 8/12/37	PEN	8,763	2,212,189
Security	Principal Amount (000's omitted)		Value
Peru (continued)
Peru Government Bonds: (continued)
6.95%, 8/12/31	PEN	3,863	$ 1,035,309
7.30%, 8/12/33(1)(2)	PEN	55,477	14,852,608
			$ 56,969,982
Romania — 5.0%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 13,426,663
3.25%, 6/24/26	RON	57,650	11,692,818
4.15%, 1/26/28	RON	64,045	12,787,849
4.25%, 4/28/36	RON	56,270	9,475,471
4.85%, 4/22/26	RON	32,030	6,722,646
5.80%, 7/26/27	RON	16,020	3,390,564
8.75%, 10/30/28	RON	6,025	1,402,691
Romania Government International Bonds, 2.75%, 2/26/26(1)	EUR	2,755	2,880,450
			$ 61,779,152
Serbia — 3.3%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,882,430	$ 15,677,096
7.00%, 10/26/31	RSD	2,574,480	25,091,383
			$ 40,768,479
Seychelles — 0.0%(3)
Seychelles International Bonds, 8.00%, 1/1/26(1)	USD	393	$ 396,564
			$ 396,564
South Africa — 10.8%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	361,300	$ 17,054,550
8.25%, 3/31/32	ZAR	181,004	8,005,207
8.50%, 1/31/37	ZAR	369,200	14,694,740
8.75%, 1/31/44	ZAR	334,087	12,599,320
8.75%, 2/28/48	ZAR	69,430	2,607,879
9.00%, 1/31/40	ZAR	334,480	13,282,346
10.50%, 12/21/26	ZAR	1,172,646	63,818,359
			$132,062,401
Suriname — 0.2%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(2)	USD	3,760	$ 2,833,160
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	58	53,643
			$ 2,886,803

18
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Thailand — 1.8%
Thailand Government Bonds, 3.30%, 6/17/38	THB	794,751	$ 22,107,316
			$ 22,107,316
Turkey — 0.6%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	171,300	$ 4,041,011
26.20%, 10/5/33	TRY	100,000	3,084,643
			$ 7,125,654
Ukraine — 0.1%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	24,447	$ 488,262
19.19%, 9/30/26	UAH	30,935	606,745
			$ 1,095,007
United Arab Emirates — 0.2%
Sharjah Sukuk Ltd., 3.764%, 9/17/24(1)	USD	2,747	$ 2,723,939
			$ 2,723,939
Uruguay — 1.6%
Uruguay Government Bonds:
3.875%, 7/2/40(6)	UYU	211,074	$ 5,952,000
8.25%, 5/21/31	UYU	13,050	324,681
9.75%, 7/20/33	UYU	493,145	13,414,911
			$ 19,691,592
Uzbekistan — 0.8%
Republic of Uzbekistan Bonds:
14.00%, 7/19/24(1)	UZS	10,590,000	$ 832,133
16.25%, 10/12/26(1)	UZS	117,030,000	9,319,824
			$ 10,151,957
Venezuela — 0.2%
Venezuela Government International Bonds:
7.00%, 3/31/38(1)(7)	USD	1,171	$ 201,576
7.65%, 4/21/25(1)(7)	USD	1,931	352,920
8.25%, 10/13/24(1)(7)	USD	2,926	539,033
9.00%, 5/7/23(1)(7)	USD	1,000	197,351
9.25%, 9/15/27(7)	USD	2,545	546,666
9.25%, 5/7/28(1)(7)	USD	2,263	448,521
9.375%, 1/13/34(7)	USD	349	72,420
11.75%, 10/21/26(1)(7)	USD	447	97,211
			$ 2,455,698
Security	Principal Amount (000's omitted)		Value
Vietnam — 0.3%
Vietnam Government International Bonds, 4.80%, 11/19/24(1)	USD	3,124	$ 3,097,372
			$ 3,097,372
Total Sovereign Government Bonds (identified cost $878,354,213)			$793,398,651

Short-Term Investments — 21.3%
Repurchase Agreements — 1.0%
Description	Principal Amount (000's omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 226,300,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $10,878,173(8)	MXN	204,020	$ 11,909,593
Total Repurchase Agreements (identified cost $12,123,137)			$ 11,909,593

Sovereign Government Securities — 17.9%
Security	Principal Amount (000's omitted)		Value
Egypt — 15.5%
Egypt Treasury Bills:
0.00%, 9/24/24	EGP	3,645,525	$ 69,310,928
0.00%, 12/3/24	EGP	390,525	7,104,889
0.00%, 12/10/24	EGP	2,633,925	47,712,604
0.00%, 12/17/24	EGP	2,150,300	38,784,212
0.00%, 3/11/25	EGP	1,459,925	25,043,763
0.00%, 3/18/25	EGP	151,700	2,591,789
			$190,548,185
Nigeria — 2.4%
Nigeria OMO Bills:
0.00%, 6/4/24	NGN	3,484,915	$ 2,513,372
0.00%, 7/9/24	NGN	289,175	204,781
0.00%, 1/28/25	NGN	1,159,983	727,350
0.00%, 2/25/25	NGN	1,936,064	1,192,118
0.00%, 4/1/25	NGN	2,309,308	1,409,582
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	2,368,683	1,476,584

19
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria Treasury Bills: (continued)
0.00%, 2/20/25	NGN	9,421,094	$ 5,819,870
0.00%, 3/6/25	NGN	3,270,700	2,002,104
0.00%, 3/27/25	NGN	13,989,990	8,446,273
0.00%, 4/10/25	NGN	8,988,325	5,376,485
			$ 29,168,519
Total Sovereign Government Securities (identified cost $218,651,633)			$219,716,704

U.S. Treasury Obligations — 2.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(9)	$6,745	$ 6,737,091
0.00%, 6/13/24(9)	6,700	6,657,908
0.00%, 6/20/24(9)	6,500	6,452,424
0.00%, 7/11/24(9)	10,000	9,896,360
Total U.S. Treasury Obligations (identified cost $29,744,981)		$ 29,743,783
Total Short-Term Investments (identified cost $260,519,751)		$261,370,080

Total Purchased Options — 0.1% (identified cost $3,835,774)	$ 1,450,715
Total Investments — 93.5% (identified cost $1,242,615,211)	$1,148,559,921
Total Written Options — (0.0)%(3) (premiums received $510,182)	$ (100,935)

Securities Sold Short — (0.9)%
Sovereign Government Bonds — (0.9)%
Security	Principal Amount (000's omitted)		Value
Mexico — (0.9)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(226,300)	$ (10,719,651)
Total Sovereign Government Bonds (proceeds $11,465,142)			$(10,719,651)
Total Securities Sold Short (proceeds $11,465,142)			$(10,719,651)

Other Assets, Less Liabilities — 7.4%	$ 90,851,722
Net Assets — 100.0%	$1,228,591,057
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $130,394,042 or 10.6% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $98,583,904 or 8.0% of the Portfolio's net assets.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

20
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call BRL	Goldman Sachs International	USD	27,995,000	BRL	5.01	6/11/24	$ 59,909
Put USD vs. Call BRL	JPMorgan Chase Bank, N.A.	USD	23,765,000	BRL	5.01	6/11/24	51,213
Put USD vs. Call INR	Citibank, N.A.	USD	26,870,000	INR	84.75	4/2/25	363,739
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	195,475
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	104,632
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	101,575
Put USD vs. Call MXN	Citibank, N.A.	USD	16,700,000	MXN	17.02	5/17/24	100,935
Put USD vs. Call MXN	Standard Chartered Bank	USD	25,773,000	MXN	16.72	6/20/24	100,618
Put USD vs. Call MXN	Standard Chartered Bank	USD	26,320,000	MXN	16.74	6/20/24	109,544
Put USD vs. Call MXN	Standard Chartered Bank	USD	9,710,000	MXN	16.82	7/2/24	58,270
Put USD vs. Call MXN	Standard Chartered Bank	USD	25,771,000	MXN	16.75	7/3/24	128,803
Put USD vs. Call MXN	Standard Chartered Bank	USD	16,700,000	MXN	16.71	7/5/24	76,002
Total							$1,450,715
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Standard Chartered Bank	USD	16,700,000	MXN	17.02	5/17/24	$(100,935)
Total							$(100,935)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	7,378,000	USD	1,480,319	5/3/24	$ (59,451)
BRL	20,600,000	USD	4,070,664	5/3/24	(103,480)
USD	5,414,905	BRL	27,978,000	5/3/24	26,852
COP	201,401,015,850	USD	50,551,829	6/20/24	411,318
COP	47,468,000,000	USD	11,964,330	6/20/24	47,122
COP	100,000,000	USD	25,171	6/20/24	133
COP	7,230,000,000	USD	1,838,544	6/20/24	(9,042)
EUR	2,468,642	USD	2,698,067	6/20/24	(58,286)
EUR	10,518,605	USD	11,496,158	6/20/24	(248,349)
EUR	251,106,386	USD	274,443,116	6/20/24	(5,928,742)
IDR	42,637,000,000	USD	2,622,247	6/20/24	(3,765)
IDR	127,006,239,766	USD	8,058,516	6/20/24	(258,635)
IDR	1,146,399,064,599	USD	73,393,026	6/20/24	(2,988,799)
INR	190,940,000	USD	2,297,790	6/20/24	(14,606)
INR	1,028,556,800	USD	12,375,849	6/20/24	(76,780)
21
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	1,428,400,000	USD	17,186,861	6/20/24	$ (106,627)
KRW	2,987,420,000	USD	2,226,228	6/20/24	(65,724)
KRW	4,601,400,000	USD	3,524,222	6/20/24	(196,486)
KRW	44,510,400,000	USD	34,090,606	6/20/24	(1,900,653)
PEN	2,893,600	USD	780,767	6/20/24	(12,579)
PEN	2,956,500	USD	798,299	6/20/24	(13,412)
PEN	16,684,526	USD	4,450,275	6/20/24	(20,896)
PEN	6,828,000	USD	1,850,406	6/20/24	(37,721)
PEN	8,539,000	USD	2,312,839	6/20/24	(45,920)
PEN	29,383,000	USD	7,925,821	6/20/24	(125,273)
PEN	42,968,218	USD	11,616,727	6/20/24	(209,599)
TWD	128,000,000	USD	3,999,800	6/20/24	(74,684)
TWD	277,000,000	USD	8,615,863	6/20/24	(121,667)
USD	2,999,329	COP	11,849,600,000	6/20/24	869
USD	367,930	COP	1,461,400,000	6/20/24	(1,867)
USD	375,181	COP	1,490,780,000	6/20/24	(2,051)
USD	1,734,796	COP	6,865,890,000	6/20/24	(2,570)
USD	324,620	COP	1,293,302,166	6/20/24	(2,641)
USD	505,452	COP	2,008,600,000	6/20/24	(2,811)
USD	3,937,260	COP	15,607,100,000	6/20/24	(12,010)
USD	2,810,492	COP	11,197,140,625	6/20/24	(22,868)
USD	2,225,556	COP	8,910,000,000	6/20/24	(29,058)
USD	4,589,049	COP	18,283,000,000	6/20/24	(37,339)
USD	56,763,061	EUR	51,936,326	6/20/24	1,226,241
USD	42,109,286	EUR	38,528,606	6/20/24	909,679
USD	38,154,801	EUR	34,910,383	6/20/24	824,251
USD	22,099,772	EUR	20,220,561	6/20/24	477,417
USD	8,306,311	EUR	7,600,000	6/20/24	179,440
USD	7,233,238	EUR	6,618,174	6/20/24	156,258
USD	10,095,477	EUR	9,302,718	6/20/24	147,847
USD	6,474,166	EUR	5,923,648	6/20/24	139,860
USD	6,015,481	EUR	5,503,966	6/20/24	129,951
USD	2,071,471	EUR	1,895,328	6/20/24	44,750
USD	1,970,652	EUR	1,803,082	6/20/24	42,572
USD	1,255,064	EUR	1,148,342	6/20/24	27,113
USD	768,745	EUR	703,376	6/20/24	16,607
USD	18,491,985	IDR	288,844,814,013	6/20/24	753,053
USD	12,603,769	IDR	196,870,871,041	6/20/24	513,266
USD	10,394,554	IDR	162,363,974,083	6/20/24	423,236
USD	8,125,726	IDR	126,910,841,480	6/20/24	331,704
USD	6,982,608	IDR	109,060,656,512	6/20/24	284,826
USD	2,782,086	IDR	44,416,000,000	6/20/24	54,350
USD	4,744,977	IDR	77,152,000,000	6/20/24	6,813
USD	6,107	IDR	95,398,286	6/20/24	249
22
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,463,886	INR	370,940,000	6/20/24	$ 28,334
USD	24,962,058	INR	2,086,016,800	6/20/24	18,307
USD	2,284,860	INR	190,940,000	6/20/24	1,676
USD	7,416,063	PEN	27,323,000	6/20/24	162,400
USD	4,944,223	PEN	18,216,000	6/20/24	108,271
USD	5,376,310	PEN	19,886,019	6/20/24	97,004
USD	4,183,970	PEN	15,415,000	6/20/24	91,622
USD	2,789,404	PEN	10,277,000	6/20/24	61,084
USD	3,033,095	PEN	11,218,880	6/20/24	54,726
USD	3,664,171	PEN	13,598,105	6/20/24	54,170
USD	6,455,531	PEN	24,287,000	6/20/24	7,861
USD	3,642,018	PEN	13,702,000	6/20/24	4,435
USD	6,188,659	PEN	23,380,754	6/20/24	(18,423)
USD	5,436,991	PEN	20,554,000	6/20/24	(19,650)
USD	10,969,479	PEN	41,442,693	6/20/24	(32,655)
USD	9,636,811	PEN	36,431,000	6/20/24	(34,828)
CLP	23,807,276,480	USD	25,041,049	6/21/24	(254,764)
USD	5,760,897	CLP	5,477,057,685	6/21/24	58,610
BRL	6,726,984	USD	1,333,658	7/2/24	(45,840)
BRL	7,056,000	USD	1,399,389	7/2/24	(48,585)
BRL	10,583,000	USD	2,097,970	7/2/24	(71,955)
BRL	10,604,000	USD	2,102,383	7/2/24	(72,347)
BRL	11,430,016	USD	2,267,685	7/2/24	(79,516)
BRL	13,381,000	USD	2,650,375	7/2/24	(88,709)
BRL	13,381,000	USD	2,663,734	7/2/24	(102,068)
BRL	19,000,000	USD	3,771,188	7/2/24	(133,817)
BRL	589,992,018	USD	117,331,958	7/2/24	(4,383,553)
USD	10,578,913	BRL	53,195,005	7/2/24	395,231
USD	2,650,375	BRL	13,381,000	7/2/24	88,709
USD	1,856,388	BRL	9,700,000	7/2/24	(585)
BRL	27,978,000	USD	5,366,319	8/2/24	(25,491)
					$ (9,798,960)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	1,665,477,116	EUR	4,205,765	BNP Paribas	5/2/24	$ 52,442	$ —
HUF	1,691,968,856	EUR	4,265,486	UBS AG	5/2/24	60,937	—
USD	819,482	KES	113,375,302	Citibank, N.A.	5/6/24	—	(19,960)
EUR	23,960,071	USD	26,046,869	State Street Bank and Trust Company	5/10/24	—	(469,695)
USD	3,430,178	EUR	3,157,742	Bank of America, N.A.	5/10/24	59,315	—
23
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,671,800	EUR	2,483,627	Bank of America, N.A.	5/10/24	$ 20,548	$ —
USD	2,870,430	EUR	2,692,561	JPMorgan Chase Bank, N.A.	5/10/24	—	(3,856)
USD	875,970	EUR	818,051	Standard Chartered Bank	5/10/24	2,708	—
HUF	2,118,857,030	EUR	5,372,312	HSBC Bank USA, N.A.	5/13/24	37,986	—
HUF	3,967,229,287	EUR	10,124,357	JPMorgan Chase Bank, N.A.	5/13/24	1,150	—
HUF	2,028,695,228	EUR	5,138,604	UBS AG	5/13/24	41,819	—
TRY	231,768,945	USD	6,685,193	Standard Chartered Bank	5/13/24	405,934	—
TRY	174,902,706	USD	5,210,752	Standard Chartered Bank	5/13/24	140,514	—
TRY	157,327,963	USD	4,687,998	Standard Chartered Bank	5/13/24	125,556	—
USD	3,866,524	TRY	134,200,000	Standard Chartered Bank	5/13/24	—	(239,415)
USD	4,811,215	TRY	166,800,000	Standard Chartered Bank	5/13/24	—	(292,143)
USD	4,328,534	UZS	55,470,166,000	ICBC Standard Bank plc	5/14/24	—	(46,741)
UZS	25,172,105,000	USD	1,925,209	ICBC Standard Bank plc	5/14/24	60,271	—
UZS	17,202,441,000	USD	1,326,735	ICBC Standard Bank plc	5/14/24	30,128	—
UZS	13,095,620,000	USD	1,004,111	ICBC Standard Bank plc	5/14/24	28,821	—
HUF	3,075,283,831	EUR	7,861,929	UBS AG	5/15/24	—	(15,420)
EUR	21,492,179	HUF	8,467,381,153	JPMorgan Chase Bank, N.A.	5/17/24	—	(118,304)
HUF	13,472,330,807	EUR	34,195,903	JPMorgan Chase Bank, N.A.	5/17/24	188,232	—
USD	7,604,693	KRW	10,594,596,954	Standard Chartered Bank	5/20/24	—	(55,112)
MXN	62,255,000	USD	3,661,036	Bank of America, N.A.	5/21/24	—	(37,317)
MXN	15,631,001	USD	920,439	Goldman Sachs International	5/21/24	—	(10,594)
MXN	15,788,093	USD	929,645	Goldman Sachs International	5/21/24	—	(10,656)
MXN	47,258,000	USD	2,776,978	Goldman Sachs International	5/21/24	—	(26,200)
MXN	58,087,000	USD	3,414,651	Goldman Sachs International	5/21/24	—	(33,541)
MXN	60,960,906	USD	3,587,109	Goldman Sachs International	5/21/24	—	(38,716)
USD	9,845,735	MXN	167,600,000	Citibank, N.A.	5/21/24	90,127	—
USD	5,430,923	MXN	92,380,000	JPMorgan Chase Bank, N.A.	5/21/24	53,697	—
HUF	2,686,568,837	EUR	6,796,794	Bank of America, N.A.	5/29/24	53,235	—
HUF	2,686,410,796	EUR	6,794,005	BNP Paribas	5/29/24	55,784	—
HUF	1,749,835,311	EUR	4,451,261	BNP Paribas	6/3/24	6,469	—
HUF	1,607,610,661	EUR	4,087,492	Citibank, N.A.	6/3/24	8,054	—
BRL	78,091,000	USD	15,587,026	Goldman Sachs International	6/13/24	—	(604,725)
USD	15,577,698	BRL	78,091,000	Goldman Sachs International	6/13/24	595,397	—
CNH	20,000,000	USD	2,794,877	UBS AG	6/20/24	—	(31,824)
CNH	232,776,617	USD	32,529,105	UBS AG	6/20/24	—	(370,388)
CNH	661,171,267	USD	92,394,631	UBS AG	6/20/24	—	(1,052,040)
CZK	60,000,000	EUR	2,363,924	Barclays Bank PLC	6/20/24	18,429	—
CZK	609,328,574	EUR	23,897,112	BNP Paribas	6/20/24	304,413	—
CZK	58,000,000	EUR	2,279,119	BNP Paribas	6/20/24	24,238	—
CZK	40,000,000	EUR	1,573,101	Citibank, N.A.	6/20/24	15,332	—
CZK	1,915,354,070	EUR	75,167,932	JPMorgan Chase Bank, N.A.	6/20/24	903,297	—
EUR	9,264,004	CZK	235,963,445	HSBC Bank USA, N.A.	6/20/24	—	(107,395)
EUR	37,976,555	CZK	967,680,585	JPMorgan Chase Bank, N.A.	6/20/24	—	(456,366)
EUR	1,367,991	HUF	542,000,000	JPMorgan Chase Bank, N.A.	6/20/24	—	(11,348)
24
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,318,114	PLN	10,000,000	Barclays Bank PLC	6/20/24	$ 14,870	$ —
EUR	945,156	PLN	4,068,736	Citibank, N.A.	6/20/24	8,164	—
EUR	976,018	PLN	4,200,098	Goldman Sachs International	6/20/24	8,798	—
EUR	46,849,231	RON	234,025,964	Barclays Bank PLC	6/20/24	—	(56,847)
MXN	12,879,000	USD	751,811	Bank of America, N.A.	6/20/24	—	(5,729)
MXN	14,950,000	USD	876,521	Goldman Sachs International	6/20/24	—	(10,466)
MXN	12,180,702	USD	717,335	Goldman Sachs International	6/20/24	—	(11,705)
MXN	34,147,121	USD	1,991,375	Goldman Sachs International	6/20/24	—	(13,227)
MXN	783,076,018	USD	46,116,193	Goldman Sachs International	6/20/24	—	(752,491)
MXN	410,237,000	USD	23,761,468	HSBC Bank USA, N.A.	6/20/24	3,618	—
MXN	37,569,000	USD	2,176,046	HSBC Bank USA, N.A.	6/20/24	331	—
MXN	6,077,000	USD	358,423	Societe Generale	6/20/24	—	(6,381)
MXN	9,881,300	USD	578,378	Standard Chartered Bank	6/20/24	—	(5,953)
MXN	9,900,000	USD	582,824	Standard Chartered Bank	6/20/24	—	(9,315)
MXN	51,452,879	USD	3,000,612	Standard Chartered Bank	6/20/24	—	(19,939)
MXN	634,196,300	USD	37,121,151	Standard Chartered Bank	6/20/24	—	(382,071)
MXN	634,100,000	USD	37,330,163	Standard Chartered Bank	6/20/24	—	(596,662)
MXN	1,800,774	USD	105,478	State Street Bank and Trust Company	6/20/24	—	(1,159)
MXN	13,206,000	USD	766,389	State Street Bank and Trust Company	6/20/24	—	(1,364)
MXN	2,176,138	USD	127,458	State Street Bank and Trust Company	6/20/24	—	(1,394)
MXN	15,024,000	USD	875,591	State Street Bank and Trust Company	6/20/24	—	(5,248)
MXN	14,510,000	USD	853,262	State Street Bank and Trust Company	6/20/24	—	(12,696)
MXN	964,256,000	USD	56,196,332	State Street Bank and Trust Company	6/20/24	—	(336,848)
MYR	7,000,000	USD	1,482,611	Barclays Bank PLC	6/20/24	—	(18,081)
MYR	378,517,772	USD	81,251,400	Barclays Bank PLC	6/20/24	—	(2,058,440)
MYR	13,500,000	USD	2,861,989	Goldman Sachs International	6/20/24	—	(37,537)
MYR	85,693,645	USD	18,395,905	Goldman Sachs International	6/20/24	—	(467,200)
NGN	250,679,285	USD	294,917	JPMorgan Chase Bank, N.A.	6/20/24	—	(115,025)
PLN	49,690,478	EUR	11,345,894	Barclays Bank PLC	6/20/24	111,023	—
PLN	5,200,000	EUR	1,198,760	Citibank, N.A.	6/20/24	—	(611)
PLN	3,250,405	EUR	755,060	Citibank, N.A.	6/20/24	—	(6,522)
PLN	8,062,144	EUR	1,872,813	Citibank, N.A.	6/20/24	—	(16,177)
PLN	204,485,454	EUR	47,501,401	Citibank, N.A.	6/20/24	—	(410,301)
PLN	3,249,595	EUR	755,140	Goldman Sachs International	6/20/24	—	(6,807)
PLN	8,060,133	EUR	1,873,012	Goldman Sachs International	6/20/24	—	(16,885)
PLN	204,434,466	EUR	47,506,441	Goldman Sachs International	6/20/24	—	(428,254)
PLN	24,000,000	EUR	5,535,097	HSBC Bank USA, N.A.	6/20/24	—	(5,345)
RON	193,891,000	EUR	38,814,686	Barclays Bank PLC	6/20/24	47,098	—
RON	9,100,000	EUR	1,821,702	Citibank, N.A.	6/20/24	2,221	—
SGD	2,120,000	USD	1,578,702	Citibank, N.A.	6/20/24	—	(22,147)
SGD	9,000,000	USD	6,753,851	Citibank, N.A.	6/20/24	—	(145,834)
SGD	9,000,000	USD	6,753,056	Goldman Sachs International	6/20/24	—	(145,038)
SGD	9,000,000	USD	6,755,387	Goldman Sachs International	6/20/24	—	(147,370)
SGD	11,000,000	USD	8,252,886	Goldman Sachs International	6/20/24	—	(176,420)
25
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SGD	23,460,000	USD	17,676,311	Goldman Sachs International	6/20/24	$ —	$ (451,411)
THB	146,300,000	USD	4,004,411	Standard Chartered Bank	6/20/24	—	(41,854)
THB	79,700,000	USD	2,220,723	Standard Chartered Bank	6/20/24	—	(62,037)
THB	600,577,211	USD	16,806,549	Standard Chartered Bank	6/20/24	—	(539,826)
THB	653,000,000	USD	18,277,471	Standard Chartered Bank	6/20/24	—	(590,869)
THB	3,040,957,013	USD	86,231,791	Standard Chartered Bank	6/20/24	—	(3,867,021)
TRY	184,868,866	USD	5,192,973	Standard Chartered Bank	6/20/24	238,450	—
TRY	229,146,000	USD	6,735,284	Standard Chartered Bank	6/20/24	—	(3,006)
TWD	181,000,000	USD	5,655,553	Standard Chartered Bank	6/20/24	—	(105,193)
TWD	230,000,000	USD	7,188,411	Standard Chartered Bank	6/20/24	—	(135,468)
USD	5,726,857	CNH	41,000,000	BNP Paribas	6/20/24	62,596	—
USD	3,352,306	CNH	24,000,000	BNP Paribas	6/20/24	36,642	—
USD	1,257,115	CNH	9,000,000	BNP Paribas	6/20/24	13,741	—
USD	838,077	CNH	6,000,000	BNP Paribas	6/20/24	9,160	—
USD	10,364,218	CNH	74,000,000	Citibank, N.A.	6/20/24	140,919	—
USD	9,852,117	CNH	70,340,000	Goldman Sachs International	6/20/24	134,457	—
USD	6,273,890	CNH	44,780,000	Goldman Sachs International	6/20/24	87,412	—
USD	5,726,274	CNH	41,000,000	HSBC Bank USA, N.A.	6/20/24	62,013	—
USD	3,491,630	CNH	25,000,000	HSBC Bank USA, N.A.	6/20/24	37,813	—
USD	1,550,095	CNH	11,100,000	HSBC Bank USA, N.A.	6/20/24	16,600	—
USD	1,396,652	CNH	10,000,000	HSBC Bank USA, N.A.	6/20/24	15,125	—
USD	837,991	CNH	6,000,000	HSBC Bank USA, N.A.	6/20/24	9,075	—
USD	9,921,231	CNH	71,000,000	JPMorgan Chase Bank, N.A.	6/20/24	112,390	—
USD	6,008,633	CNH	43,000,000	JPMorgan Chase Bank, N.A.	6/20/24	68,067	—
USD	2,375,506	CNH	17,000,000	JPMorgan Chase Bank, N.A.	6/20/24	26,910	—
USD	1,397,357	CNH	10,000,000	JPMorgan Chase Bank, N.A.	6/20/24	15,830	—
USD	26,536,734	CNH	189,895,515	UBS AG	6/20/24	302,157	—
USD	15,960,460	CNH	114,212,234	UBS AG	6/20/24	181,732	—
USD	6,274,500	CNH	44,900,000	UBS AG	6/20/24	71,444	—
USD	3,843,834	CNH	27,506,280	UBS AG	6/20/24	43,767	—
USD	10,993,078	CNH	79,461,401	UBS AG	6/20/24	15,272	—
USD	59,639,182	MXN	1,012,703,123	Goldman Sachs International	6/20/24	973,149	—
USD	3,094,032	MXN	52,100,000	Goldman Sachs International	6/20/24	75,871	—
USD	4,249,286	MXN	72,155,007	Goldman Sachs International	6/20/24	69,337	—
USD	2,976,135	MXN	51,000,000	Goldman Sachs International	6/20/24	21,698	—
USD	1,265,667	MXN	21,491,654	Goldman Sachs International	6/20/24	20,652	—
USD	2,717,826	MXN	47,000,000	Goldman Sachs International	6/20/24	—	(4,890)
USD	21,548,876	MXN	360,337,600	JPMorgan Chase Bank, N.A.	6/20/24	674,469	—
USD	33,213,937	MYR	154,730,447	Barclays Bank PLC	6/20/24	841,449	—
USD	1,445,935	MYR	6,900,000	Goldman Sachs International	6/20/24	2,326	—
USD	1,644,245	SGD	2,236,011	Bank of America, N.A.	6/20/24	2,512	—
USD	22,068,081	THB	778,241,524	Standard Chartered Bank	6/20/24	989,295	—
USD	21,555,355	THB	760,160,000	Standard Chartered Bank	6/20/24	966,309	—
USD	1,683,250	THB	59,700,000	Standard Chartered Bank	6/20/24	66,267	—
26
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,436,893	TRY	87,970,000	Standard Chartered Bank	6/20/24	$ —	$ (147,653)
USD	5,255,162	ZAR	100,052,774	Barclays Bank PLC	6/20/24	—	(40,226)
USD	2,506,269	ZAR	47,688,334	BNP Paribas	6/20/24	—	(17,681)
USD	24,475,568	ZAR	468,340,000	BNP Paribas	6/20/24	—	(311,772)
USD	2,068,906	ZAR	38,726,906	Goldman Sachs International	6/20/24	19,248	—
USD	2,079,121	ZAR	38,938,575	Goldman Sachs International	6/20/24	18,260	—
USD	10,099,918	ZAR	190,369,320	HSBC Bank USA, N.A.	6/20/24	24,441	—
USD	2,488,660	ZAR	47,349,217	HSBC Bank USA, N.A.	6/20/24	—	(17,342)
USD	4,424,442	ZAR	83,286,577	JPMorgan Chase Bank, N.A.	6/20/24	16,420	—
USD	2,661,696	ZAR	50,189,311	JPMorgan Chase Bank, N.A.	6/20/24	5,379	—
USD	2,660,021	ZAR	50,189,311	JPMorgan Chase Bank, N.A.	6/20/24	3,704	—
USD	92,064,412	ZAR	1,730,221,648	UBS AG	6/20/24	490,785	—
USD	46,396,689	ZAR	871,960,768	UBS AG	6/20/24	247,336	—
USD	4,902,762	ZAR	93,135,316	UBS AG	6/20/24	—	(26,513)
USD	7,708,070	ZAR	147,334,359	UBS AG	6/20/24	—	(89,741)
ZAR	62,000,000	USD	3,250,328	BNP Paribas	6/20/24	31,081	—
ZAR	149,670,000	USD	7,963,882	UBS AG	6/20/24	—	(42,455)
ZAR	1,232,410,152	USD	65,576,059	UBS AG	6/20/24	—	(349,579)
NGN	1,316,619,858	USD	1,595,903	Societe Generale	6/21/24	—	(651,412)
TRY	31,652,538	USD	936,473	Standard Chartered Bank	6/21/24	—	(7,490)
USD	901,518	TRY	31,652,538	Standard Chartered Bank	6/21/24	—	(27,465)
NGN	684,364,061	USD	805,141	Standard Chartered Bank	6/24/24	—	(314,733)
USD	15,113,002	MXN	252,689,400	Goldman Sachs International	6/24/24	483,987	—
NGN	704,894,982	USD	805,141	Standard Chartered Bank	6/26/24	—	(300,382)
NGN	664,421,370	USD	746,547	Standard Chartered Bank	7/3/24	—	(271,960)
NGN	715,710,229	USD	795,234	Societe Generale	7/8/24	—	(284,841)
USD	15,113,001	MXN	253,173,000	Goldman Sachs International	7/8/24	488,483	—
PLN	63,730,050	EUR	14,599,488	Citibank, N.A.	7/19/24	65,225	—
PLN	42,266,022	EUR	9,658,377	UBS AG	7/19/24	69,021	—
UZS	43,293,543,400	USD	3,264,973	ICBC Standard Bank plc	7/22/24	77,899	—
UZS	15,640,766,000	USD	1,175,114	ICBC Standard Bank plc	7/22/24	32,574	—
UZS	10,256,783,531	USD	773,980	ICBC Standard Bank plc	8/26/24	1,766	—
UZS	64,679,524,000	USD	4,785,758	ICBC Standard Bank plc	8/30/24	146,526	—
UZS	27,151,171,000	USD	2,008,223	JPMorgan Chase Bank, N.A.	8/30/24	62,252	—
USD	425,197	AMD	169,568,504	Citibank, N.A.	9/6/24	—	(5,689)
USD	1,260,027	AMD	511,886,000	Citibank, N.A.	9/16/24	—	(39,238)
EUR	2,509,535	PLN	11,900,000	Goldman Sachs International	9/20/24	—	(233,539)
TRY	36,665,785	USD	1,007,891	Standard Chartered Bank	9/20/24	—	(34,972)
TRY	36,665,785	USD	1,008,235	Standard Chartered Bank	9/20/24	—	(35,316)
TRY	91,504,000	USD	2,495,357	Standard Chartered Bank	9/20/24	—	(67,316)
TRY	156,911,000	USD	4,284,165	Standard Chartered Bank	9/20/24	—	(120,563)
USD	4,096,723	TRY	156,911,000	Standard Chartered Bank	9/20/24	—	(66,879)
TRY	204,757,273	USD	5,192,931	Standard Chartered Bank	9/23/24	221,916	—
TRY	191,692,240	USD	4,895,142	Standard Chartered Bank	9/23/24	174,198	—
27
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	42,655,000	USD	1,148,656	Standard Chartered Bank	9/23/24	$ —	$ (20,636)
USD	1,112,450	TRY	42,655,000	Standard Chartered Bank	9/23/24	—	(15,570)
UZS	17,559,584,428	USD	1,307,976	JPMorgan Chase Bank, N.A.	10/4/24	16,342	—
TRY	122,242,494	USD	3,028,716	Standard Chartered Bank	10/17/24	118,981	—
TRY	122,159,953	USD	3,028,283	Standard Chartered Bank	10/17/24	117,289	—
PLN	45,113,450	EUR	10,267,057	Bank of America, N.A.	10/21/24	55,060	—
UZS	8,143,221,557	USD	606,797	ICBC Standard Bank plc	10/21/24	4,471	—
UZS	10,493,460,710	USD	771,578	JPMorgan Chase Bank, N.A.	10/22/24	15,864	—
UZS	10,532,039,610	USD	771,578	JPMorgan Chase Bank, N.A.	10/24/24	18,266	—
UZS	2,692,778,443	USD	197,273	JPMorgan Chase Bank, N.A.	11/1/24	4,166	—
UZS	21,331,085,000	USD	1,569,963	ICBC Standard Bank plc	11/15/24	18,826	—
EGP	36,017,503	USD	695,990	HSBC Bank USA, N.A.	11/27/24	10,603	—
TRY	394,266,450	USD	10,128,956	Standard Chartered Bank	12/16/24	—	(588,400)
USD	3,986,409	TRY	176,400,000	Standard Chartered Bank	12/16/24	—	(282,162)
TRY	115,109,241	USD	2,759,090	Standard Chartered Bank	12/18/24	20,830	—
USD	1,490,049	KES	219,037,246	Standard Chartered Bank	12/18/24	—	(75,753)
TRY	216,532,956	USD	5,122,051	Standard Chartered Bank	1/6/25	10,626	—
TRY	143,310,900	USD	3,390,196	Standard Chartered Bank	1/6/25	6,832	—
TRY	102,014,600	USD	2,411,364	Standard Chartered Bank	1/6/25	6,780	—
TRY	107,476,800	USD	2,542,626	Standard Chartered Bank	1/6/25	4,994	—
UZS	16,001,091,000	USD	1,142,935	JPMorgan Chase Bank, N.A.	1/6/25	29,592	—
TRY	49,550,000	USD	1,153,676	Standard Chartered Bank	1/15/25	10,658	—
UZS	23,706,120,153	USD	1,696,323	ICBC Standard Bank plc	1/23/25	78,795	—
UZS	17,381,356,000	USD	1,235,349	ICBC Standard Bank plc	1/23/25	66,170	—
TRY	166,602,569	USD	3,796,894	Standard Chartered Bank	1/29/25	65,812	—
TRY	237,580,198	USD	5,470,335	Standard Chartered Bank	1/29/25	37,998	—
TRY	17,504,005	USD	403,207	Standard Chartered Bank	1/29/25	2,626	—
TRY	181,859,880	USD	4,201,972	Standard Chartered Bank	2/10/25	—	(29,899)
UZS	17,294,881,000	USD	1,235,349	ICBC Standard Bank plc	2/10/25	19,115	—
EGP	248,140,782	USD	4,121,940	Citibank, N.A.	2/13/25	617,935	—
UZS	25,825,093,957	USD	1,838,085	JPMorgan Chase Bank, N.A.	2/13/25	33,479	—
UZS	30,130,540,638	USD	2,142,997	JPMorgan Chase Bank, N.A.	2/18/25	37,425	—
EGP	83,125,788	USD	1,373,980	Citibank, N.A.	2/20/25	209,580	—
EGP	51,029,616	USD	824,388	Citibank, N.A.	2/20/25	147,734	—
EGP	42,936,874	USD	686,990	Citibank, N.A.	2/20/25	130,964	—
NGN	2,559,361,560	USD	1,390,957	Standard Chartered Bank	2/24/25	275,961	—
NGN	1,297,067,747	USD	695,479	Standard Chartered Bank	2/24/25	149,305	—
NGN	1,986,410,801	USD	1,200,974	JPMorgan Chase Bank, N.A.	2/25/25	92,364	—
EGP	20,526,642	USD	379,771	Goldman Sachs International	2/26/25	10,365	—
EGP	44,860,446	USD	686,990	Citibank, N.A.	2/27/25	165,316	—
EGP	38,627,467	USD	695,990	HSBC Bank USA, N.A.	2/27/25	37,895	—
UZS	30,563,104,986	USD	2,171,446	ICBC Standard Bank plc	2/28/25	33,896	—
UZS	10,812,501,201	USD	773,980	ICBC Standard Bank plc	3/5/25	5,093	—
UZS	10,003,988,251	USD	709,251	JPMorgan Chase Bank, N.A.	3/17/25	9,082	—
28
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	9,327,056,677	USD	661,025	JPMorgan Chase Bank, N.A.	3/20/25	$ 8,125	$ —
USD	1,490,049	KES	223,507,393	Standard Chartered Bank	3/21/25	—	(78,623)
USD	2,235,060	KES	325,760,000	Standard Chartered Bank	4/4/25	—	(44,921)
UZS	9,286,633,105	USD	653,988	JPMorgan Chase Bank, N.A.	4/4/25	4,514	—
TRY	135,270,000	USD	2,947,082	Standard Chartered Bank	4/8/25	15,817	—
TRY	121,610,000	USD	2,652,366	Standard Chartered Bank	4/8/25	11,331	—
USD	1,306,364	KES	190,729,144	Standard Chartered Bank	4/9/25	—	(27,220)
UZS	8,271,042,722	USD	577,587	Standard Chartered Bank	4/15/25	8,901	—
USD	1,306,364	KES	190,533,189	Standard Chartered Bank	4/16/25	62,981	—
UZS	62,313,470,000	USD	4,374,410	ICBC Standard Bank plc	4/17/25	60,501	—
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(46,771)
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(46,771)
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	30,927	—
						$15,566,550	$(21,068,303)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/9/24	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$4,588,325	$ (130,497)
5/9/24	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,409,890	(177,084)
6/7/24	COP	36,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	9,253,123	(247,734)
						$(555,315)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(12)	Short	6/6/24	$(1,491,050)	$ 19,850
Euro-Bund	(23)	Short	6/6/24	(3,192,893)	63,191
Euro-Buxl	(11)	Short	6/6/24	(1,513,419)	48,835
U.S. 5-Year Treasury Note	(45)	Short	6/28/24	(4,713,398)	87,907
U.S. Ultra 10-Year Treasury Note	(52)	Short	6/18/24	(5,731,375)	173,681
					$393,464
29
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	383,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.29% (pays upon termination)	7/1/24	$ (132,205)	$ —	$ (132,205)
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,541,732	—	2,541,732
BRL	73,368	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.55% (pays upon termination)	1/2/25	(78,787)	—	(78,787)
BRL	97,532	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	1/2/25	(106,354)	—	(106,354)
BRL	44,130	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.92% (pays upon termination)	1/2/25	13,819	—	13,819
BRL	183,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.00% (pays upon termination)	1/2/25	36,899	—	36,899
BRL	94,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.11% (pays upon termination)	1/2/25	57,383	—	57,383
BRL	52,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.34% (pays upon termination)	7/1/25	(12,374)	—	(12,374)
BRL	78,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.43% (pays upon termination)	7/1/25	(3,291)	—	(3,291)
BRL	109,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	7/1/25	16,520	—	16,520
BRL	37,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	7/1/25	9,054	—	9,054
BRL	17,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	7/1/25	5,794	—	5,794
BRL	219,520	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.96% (pays upon termination)	1/2/26	(454,335)	—	(454,335)
BRL	245,352	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.98% (pays upon termination)	1/2/26	(486,825)	—	(486,825)
BRL	42,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.70% (pays upon termination)	1/4/27	(293,379)	—	(293,379)
BRL	29,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.78% (pays upon termination)	1/4/27	(193,252)	—	(193,252)
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.88% (pays upon termination)	1/4/27	(199,455)	—	(199,455)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	(694,774)	—	(694,774)
30
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	$ (179,693)	$ —	$ (179,693)
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(304,947)	—	(304,947)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	393,723	—	393,723
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	377,483	—	377,483
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(190,481)	—	(190,481)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(240,844)	—	(240,844)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(450,749)	—	(450,749)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(202,295)	—	(202,295)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(181,266)	—	(181,266)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(42,484)	—	(42,484)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(295,093)	—	(295,093)
CLP	20,798,900	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.23% (pays semi-annually)	9/20/33	117,256	—	117,256
CLP	6,236,900	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.56% (pays semi-annually)	12/20/33	(32,092)	—	(32,092)
CNY	507,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	872,820	—	872,820
CNY	68,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	119,877	—	119,877
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	443,003	—	443,003
CNY	22,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.82% (pays quarterly)	6/21/28	90,552	—	90,552
CNY	41,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/21/28	181,619	—	181,619
31
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	$ 49,049	$ —	$ 49,049
CNY	108,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	119,943	—	119,943
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	50,374	—	50,374
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	212,063	—	212,063
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	145,905	—	145,905
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	64,988	—	64,988
CNY	32,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.10% (pays quarterly)	3/20/29	(5,282)	—	(5,282)
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	22,536	—	22,536
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	140,515	—	140,515
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	50,205	—	50,205
CNY	43,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	6/19/29	(10,800)	—	(10,800)
CNY	47,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	6/19/29	(9,153)	—	(9,153)
CNY	85,500	Receives	7-day China Fixing Repo Rates (pays quarterly)	2.20% (pays quarterly)	6/19/29	(28,796)	—	(28,796)
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	140,933	—	140,933
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	135,869	—	135,869
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	115,600	—	115,600
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(316,446)	—	(316,446)
COP	3,792,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	(529)	—	(529)
32
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	17,162,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/20/29	$ (21,677)	$ —	$ (21,677)
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(327,561)	—	(327,561)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	418,609	—	418,609
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(789,463)	—	(789,463)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	188,496	—	188,496
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	65,358	—	65,358
CZK	230,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	152,821	—	152,821
CZK	64,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/29	(100,540)	—	(100,540)
CZK	95,400	Pays	6-month CZK PRIBOR (pays semi-annually)	3.49% (pays annually)	3/20/29	(141,969)	—	(141,969)
CZK	195,800	Receives	6-month CZK PRIBOR (pays semi-annually)	3.53% (pays annually)	3/20/29	269,251	—	269,251
CZK	154,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.52% (pays annually)	6/19/29	(181,922)	—	(181,922)
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	(553,662)	—	(553,662)
CZK	51,941	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(8,774)	—	(8,774)
CZK	103,882	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(12,314)	—	(12,314)
CZK	125,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(12,648)	—	(12,648)
CZK	156,178	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(14,409)	—	(14,409)
CZK	61,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(8,396)	—	(8,396)
CZK	77,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	(192,498)	—	(192,498)
CZK	36,600	Pays	6-month CZK PRIBOR (pays semi-annually)	3.73% (pays annually)	6/19/34	(56,956)	—	(56,956)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(52,411)	—	(52,411)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(825,804)	—	(825,804)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	1,122,637	—	1,122,637
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(216,608)	—	(216,608)
HUF	1,114,019	Pays	6-month HUF BUBOR (pays semi-annually)	6.92% (pays annually)	6/19/29	3,755	—	3,755
HUF	710,279	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	3,576	—	3,576
33
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	1,069,400	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	$ 5,976	$ —	$ 5,976
HUF	1,940,465	Pays	6-month HUF BUBOR (pays semi-annually)	6.74% (pays annually)	6/19/34	(98,628)	—	(98,628)
HUF	385,542	Pays	6-month HUF BUBOR (pays semi-annually)	6.76% (pays annually)	6/19/34	(18,225)	—	(18,225)
HUF	5,207,192	Pays	6-month HUF BUBOR (pays semi-annually)	6.78% (pays annually)	6/19/34	(226,054)	—	(226,054)
HUF	1,520,390	Pays	6-month HUF BUBOR (pays semi-annually)	6.99% (pays annually)	6/19/34	(6,091)	—	(6,091)
HUF	3,126,912	Pays	6-month HUF BUBOR (pays semi-annually)	7.03% (pays annually)	6/19/34	14,210	—	14,210
INR	1,088,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	(16,316)	—	(16,316)
INR	1,088,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	(11,884)	—	(11,884)
INR	544,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	(4,080)	—	(4,080)
INR	544,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	(1,573)	—	(1,573)
INR	544,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	466	—	466
INR	544,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	1,048	—	1,048
INR	404,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	1,213	—	1,213
INR	544,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	4,778	—	4,778
INR	544,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	6,876	—	6,876
INR	2,462,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	(462,077)	—	(462,077)
INR	806,900	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.54% (pays semi-annually)	6/19/29	21,710	—	21,710
KRW	5,843,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	6/19/29	22,236	—	22,236
KRW	7,262,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.42% (pays quarterly)	6/19/29	25,213	—	25,213
KRW	1,055,244	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	(12,861)	—	(12,861)
KRW	658,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	(7,011)	—	(7,011)
KRW	1,056,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	(15,349)	—	(15,349)
KRW	766,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(10,440)	—	(10,440)
34
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	191,712	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	$ (2,555)	$ —	$ (2,555)
KRW	1,021,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(12,252)	—	(12,252)
KRW	1,021,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(11,765)	—	(11,765)
KRW	543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	16,258	—	16,258
KRW	1,075,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	32,977	—	32,977
KRW	2,170,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.27% (pays quarterly)	3/20/34	(35,804)	—	(35,804)
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(42,986)	—	(42,986)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(111,689)	—	(111,689)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	199,399	—	199,399
MXN	574,470	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	(47,191)	—	(47,191)
MXN	1,577,110	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(166,191)	—	(166,191)
MXN	1,391,420	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(158,380)	—	(158,380)
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(1,169,131)	—	(1,169,131)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	264,300	—	264,300
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,198,268)	—	(1,198,268)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(540,161)	—	(540,161)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(806,276)	—	(806,276)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(639,648)	—	(639,648)
35
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	$ (751,627)	$ —	$ (751,627)
MXN	23,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	(54,545)	—	(54,545)
MXN	115,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.52% (pays monthly)	12/8/28	(326,606)	—	(326,606)
MXN	54,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.69% (pays monthly)	1/18/29	(131,757)	—	(131,757)
MXN	193,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.66% (pays monthly)	3/2/29	(491,253)	—	(491,253)
MXN	123,030	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	3/28/29	206,972	—	206,972
MXN	280,800	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.64% (pays monthly)	4/12/29	69,434	—	69,434
MXN	457,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.61% (pays monthly)	4/19/29	(168,418)	—	(168,418)
MXN	99,960	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	(324,691)	—	(324,691)
MXN	96,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	(290,577)	—	(290,577)
MXN	59,530	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(255,516)	—	(255,516)
MXN	61,510	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(251,358)	—	(251,358)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.00% (pays annually)	5/30/24	(48,518)	—	(48,518)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(119,678)	—	(119,678)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.77% (pays annually)	8/6/24	(91,786)	—	(91,786)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(44,255)	—	(44,255)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(19,268)	—	(19,268)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(490,289)	—	(490,289)
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(200,376)	—	(200,376)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(191,913)	—	(191,913)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,004,238)	—	(1,004,238)
36
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	$ (142,587)	$ —	$ (142,587)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(1,039,663)	—	(1,039,663)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(1,699,063)	—	(1,699,063)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.29% (pays annually)	3/15/28	(7,123)	—	(7,123)
PLN	25,000	Receives	6-month PLN WIBOR (pays semi-annually)	4.79% (pays annually)	3/20/29	135,143	—	135,143
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	40,032	—	40,032
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	107,801	—	107,801
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,417,678)	—	(1,417,678)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	79,494	—	79,494
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	47,010	—	47,010
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	22,504	—	22,504
THB	175,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(82,893)	—	(82,893)
THB	233,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	104,657	—	104,657
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(267,495)	—	(267,495)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(125,697)	—	(125,697)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	237,711	—	237,711
THB	177,200	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	83,818	—	83,818
THB	97,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.19% (pays semi-annually)	3/20/29	(53,823)	—	(53,823)
THB	176,190	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.17% (pays semi-annually)	6/19/29	(103,080)	—	(103,080)
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	(479,281)	—	(479,281)
THB	191,300	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.22% (pays semi-annually)	6/19/29	(99,796)	—	(99,796)
37
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	178,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.59% (pays semi-annually)	6/19/29	$ 10,498	$ —	$ 10,498
THB	99,200	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	3,336	—	3,336
THB	117,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	3,489	—	3,489
THB	204,600	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(435,541)	—	(435,541)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(435,365)	—	(435,365)
THB	108,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.65% (pays semi-annually)	3/20/34	(67,867)	—	(67,867)
THB	678,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	(734,743)	—	(734,743)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	178,460	—	178,460
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	52,948	—	52,948
ZAR	60,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.07% (pays quarterly)	3/20/29	(102,922)	—	(102,922)
ZAR	124,310	Pays	3-month ZAR JIBAR (pays quarterly)	8.56% (pays quarterly)	6/19/29	(103,763)	—	(103,763)
Total						$(16,401,544)	$ —	$ (16,401,544)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	$ (79,260)
Goldman Sachs International	MYR	61,700	Receives	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	6/19/29	57,140
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(404,696)
JPMorgan Chase Bank, N.A.	MYR	54,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.72% (pays quarterly)	6/20/29	(53,488)
Total							$(480,304)
38
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	$86	1.00% (pays quarterly)(1)	6/20/24	$ (240)	$ (361)	$ (601)
Total				$(240)	$(361)	$(601)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
39
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investments, at value (identified cost $1,242,615,211)	$ 1,148,559,921
Cash	2,834,784
Deposits for derivatives collateral:
Centrally cleared derivatives	42,903,087
OTC derivatives	11,192,000
Foreign currency, at value (identified cost $27,266,458)	27,061,575
Interest and dividends receivable	22,246,486
Dividends receivable from affiliated investments	7,414
Receivable for investments sold	1,559,176
Receivable for variation margin on open futures contracts	84,070
Receivable for open forward foreign currency exchange contracts	15,566,550
Receivable for open swap contracts	57,140
Receivable for closed swap contracts	110,869
Trustees' deferred compensation plan	82,617
Total assets	$1,272,265,689
Liabilities
Cash collateral due to brokers	$ 1,849,000
Written options outstanding, at value (premiums received $510,182)	100,935
Payable for investments purchased	2,667,300
Payable for securities sold short, at value (proceeds $11,465,142)	10,719,651
Payable for variation margin on open centrally cleared derivatives	2,095,180
Payable for open forward foreign currency exchange contracts	21,068,303
Payable for open swap contracts	537,444
Payable for closed swap contracts	1,414,447
Payable for open non-deliverable bond forward contracts	555,315
Payable to affiliates:
Investment adviser fee	668,982
Trustees' fees	6,818
Trustees' deferred compensation plan	82,617
Interest payable on securities sold short	895,721
Accrued foreign capital gains taxes	357,451
Accrued expenses	655,468
Total liabilities	$ 43,674,632
Net Assets applicable to investors' interest in Portfolio	$1,228,591,057
40
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income from affiliated investments	$ 2,100,134
Interest income (net of foreign taxes withheld of $668,630)	47,718,998
Other income	11,488
Total investment income	$ 49,830,620
Expenses
Investment adviser fee	$ 3,947,929
Trustees’ fees and expenses	40,683
Custodian fee	454,392
Legal and accounting services	96,410
Interest expense and fees	351,374
Interest expense on securities sold short	471,392
Miscellaneous	21,682
Total expenses	$ 5,383,862
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 62,636
Total expense reductions	$ 62,636
Net expenses	$ 5,321,226
Net investment income	$ 44,509,394
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $10,156)	$ (16,383,898)
Written options	334,533
Securities sold short	(765,836)
Futures contracts	59,065
Swap contracts	(2,467,747)
Foreign currency transactions	6,897,503
Forward foreign currency exchange contracts	15,868,220
Non-deliverable bond forward contracts	1,591,371
Net realized gain	$ 5,133,211
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $3,146)	$ 30,324,758
Written options	336,706
Securities sold short	534,243
Futures contracts	255,282
Swap contracts	(1,998,348)
Foreign currency	317,110
Forward foreign currency exchange contracts	(10,743,562)
Non-deliverable bond forward contracts	(597,073)
Net change in unrealized appreciation (depreciation)	$ 18,429,116
Net realized and unrealized gain	$ 23,562,327
Net increase in net assets from operations	$ 68,071,721
41
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 44,509,394	$ 72,437,283
Net realized gain (loss)	5,133,211	(63,719,108)
Net change in unrealized appreciation (depreciation)	18,429,116	130,772,686
Net increase in net assets from operations	$ 68,071,721	$ 139,490,861
Capital transactions:
Contributions	$ 166,609,283	$ 327,529,582
Withdrawals	(76,104,110)	(355,736,811)
Net increase (decrease) in net assets from capital transactions	$ 90,505,173	$ (28,207,229)
Net increase in net assets	$ 158,576,894	$ 111,283,632
Net Assets
At beginning of period	$ 1,070,014,163	$ 958,730,531
At end of period	$1,228,591,057	$1,070,014,163
42
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.87% (1)(2)(3)	0.72% (3)	0.76% (3)	0.75%	0.79%	0.78%
Net investment income	7.27% (1)	6.43%	6.43%	4.98%	5.79%	7.01%
Portfolio Turnover	34% (4)	67%	33%	56%	56%	46%
Total Return	6.41% (4)	15.00%	(20.12)%	1.48%	0.08%	23.15%
Net assets, end of period (000’s omitted)	$1,228,591	$1,070,014	$958,731	$1,561,621	$1,253,935	$1,238,490
(1)	Annualized.
(2)	Includes interest expense, including on securities sold short and reverse repurchase agreements of 0.13% of average daily net assets for the six months ended April 30, 2024.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(4)	Not annualized.
43

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 83.2%, 16.5% and 0.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
44

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the  futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying
45

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
N  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
O  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for
46

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
P  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
Q  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $3,947,929 or 0.64% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $62,636 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $353,502,993 and $311,255,784, respectively, for the six months ended April 30, 2024.
47

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,243,767,238
Gross unrealized appreciation	$ 18,453,265
Gross unrealized depreciation	(156,826,181)
Net unrealized depreciation	$ (138,372,916)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $22,261,997. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $38,135,590 at April 30, 2024.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for
48

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 1,450,715	$ —	$ 1,450,715
Not applicable	—	8,408,217*	11,143,448*	19,551,665
Receivable for open forward foreign currency exchange contracts	—	15,566,550	—	15,566,550
Receivable for open swap contracts	—	—	57,140	57,140
Total Asset Derivatives	$ —	$ 25,425,482	$ 11,200,588	$ 36,626,070
Derivatives not subject to master netting or similar agreements	$ —	$ 8,408,217	$ 11,143,448	$ 19,551,665
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 17,017,265	$ 57,140	$ 17,074,405
Written options outstanding, at value	$ —	$ (100,935)	$ —	$ (100,935)
Not applicable	(240)*	(18,207,177)*	(27,151,528)*	(45,358,945)
Payable for open forward foreign currency exchange contracts	—	(21,068,303)	—	(21,068,303)
Payable for open swap contracts	—	—	(537,444)	(537,444)
Payable for open non-deliverable bond forward contracts	—	—	(555,315)	(555,315)
Total Liability Derivatives	$(240)	$(39,376,415)	$(28,244,287)	$(67,620,942)
Derivatives not subject to master netting or similar agreements	$(240)	$(18,207,177)	$(27,151,528)	$(45,358,945)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(21,169,238)	$ (1,092,759)	$(22,261,997)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 190,670	$ (43,046)	$ —	$ —	$ 147,624	$ —
Barclays Bank PLC	1,032,869	(1,032,869)	—	—	—	—
BNP Paribas	596,566	(408,713)	—	—	187,853	—
Citibank, N.A.	2,066,245	(666,479)	—	—	1,399,766	—
Goldman Sachs International	3,126,489	(3,126,489)	—	—	—	—
HSBC Bank USA, N.A.	255,500	(130,082)	(125,418)	—	—	—
ICBC Standard Bank plc	664,852	(46,741)	—	—	618,111	—
JPMorgan Chase Bank, N.A.	2,853,911	(1,163,083)	—	(1,690,828)	—	1,849,000
49

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Standard Chartered Bank	$ 4,763,033	$ (4,763,033)	$ —	$ —	$ —	$ —
UBS AG	1,524,270	(1,524,270)	—	—	—	—
	$17,074,405	$(12,904,805)	$(125,418)	$(1,690,828)	$2,353,354	$1,849,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (43,046)	$ 43,046	$ —	$ —	$ —	$ 419,000
Barclays Bank PLC	(2,173,594)	1,032,869	1,138,383	—	(2,342)	—
BNP Paribas	(408,713)	408,713	—	—	—	—
Citibank, N.A.	(666,479)	666,479	—	—	—	—
Goldman Sachs International	(4,182,987)	3,126,489	523,517	160,000	(372,981)	160,000
HSBC Bank USA, N.A.	(130,082)	130,082	—	—	—	—
ICBC Standard Bank plc	(46,741)	46,741	—	—	—	—
JPMorgan Chase Bank, N.A.	(1,163,083)	1,163,083	—	—	—	—
Societe Generale	(942,634)	—	773,932	168,702	—	210,000
Standard Chartered Bank	(9,698,274)	4,763,033	4,935,241	—	—	7,477,000
State Street Bank and Trust Company	(828,404)	—	412,408	28,000	(387,996)	28,000
UBS AG	(1,977,960)	1,524,270	—	453,690	—	1,049,000
	$(22,261,997)	$12,904,805	$7,783,481	$810,392	$(763,319)	$ 9,343,000
Total — Deposits for derivatives collateral — OTC derivatives						$11,192,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
50

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ (642,859)	$ —	$ (642,859)
Written options	—	604,220	(269,687)	334,533
Futures contracts	—	—	59,065	59,065
Swap contracts	(1,705)	—	(2,466,042)	(2,467,747)
Forward foreign currency exchange contracts	—	15,868,220	—	15,868,220
Non-deliverable bond forward contracts	—	—	1,591,371	1,591,371
Total	$(1,705)	$ 15,829,581	$(1,085,293)	$ 14,742,583
Change in unrealized appreciation (depreciation):
Investments	$ —	$ (2,292,084)	$ —	$ (2,292,084)
Written options	—	336,706	—	336,706
Futures contracts	—	—	255,282	255,282
Swap contracts	1,467	—	(1,999,815)	(1,998,348)
Forward foreign currency exchange contracts	—	(10,743,562)	—	(10,743,562)
Non-deliverable bond forward contracts	—	—	(597,073)	(597,073)
Total	$ 1,467	$(12,698,940)	$(2,341,606)	$(15,039,079)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Swap Contracts
$17,367,000	$2,898,992,000	$74,636,000	$1,485,061,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately $91,999,000 and $18,300,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
51

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2024. For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $8,270,000 and 5.65%, respectively.
8  Affiliated Investments
Transactions in the Portfolio's investment in funds that may be deemed to be affiliated for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$97,178,009	$291,176,958	$(388,354,967)	$ —	$ —	$0	$2,100,134	—
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 64,957,311	$ —	$ 64,957,311
Loan Participation Notes	—	—	27,383,164	27,383,164
Sovereign Government Bonds	—	793,398,651	—	793,398,651
Short-Term Investments:
Repurchase Agreements	—	11,909,593	—	11,909,593
Sovereign Government Securities	—	219,716,704	—	219,716,704
U.S. Treasury Obligations	—	29,743,783	—	29,743,783
Purchased Currency Options	—	1,450,715	—	1,450,715
Total Investments	$ —	$ 1,121,176,757	$ 27,383,164	$ 1,148,559,921
Forward Foreign Currency Exchange Contracts	$ —	$ 23,974,767	$ —	$ 23,974,767
Futures Contracts	393,464	—	—	393,464
Swap Contracts	—	10,807,124	—	10,807,124
Total	$ 393,464	$ 1,155,958,648	$ 27,383,164	$ 1,183,735,276
Liability Description
Securities Sold Short	$ —	$ (10,719,651)	$ —	$ (10,719,651)
52

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Written Currency Options	$ —	$ (100,935)	$ —	$ (100,935)
Forward Foreign Currency Exchange Contracts	—	(39,275,480)	—	(39,275,480)
Non-Deliverable Bond Forward Contracts	—	(555,315)	—	(555,315)
Swap Contracts	—	(27,689,212)	—	(27,689,212)
Total	$ —	$ (78,340,593)	$ —	$ (78,340,593)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2023	$25,557,142
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	1,592,482
Cost of purchases	—
Proceeds from sales, including return of capital	—
Accrued discount (premium)	233,540
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of April 30, 2024	$27,383,164
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$ 1,592,482
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$27,383,164	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.56% based on relative principal amounts.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
53

Emerging Markets Local Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
54

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
55

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
56

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
57

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
58

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
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This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.24

Eaton Vance
Floating-Rate Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Floating-Rate Fund

Eaton Vance
Floating-Rate Fund
April 30, 2024
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA and Jake T. Lemle, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	02/07/2001	02/07/2001	5.87%	10.45%	3.90%	3.75%
Class A at NAV	05/05/2003	02/07/2001	5.95	10.40	3.90	3.75
Class A with 3.25% Maximum Sales Charge	—	—	2.49	6.79	3.21	3.41
Class C at NAV	02/01/2001	02/07/2001	5.48	9.63	3.12	3.13
Class C with 1% Maximum Deferred Sales Charge	—	—	4.48	8.63	3.12	3.13
Class I at NAV	01/30/2001	02/07/2001	6.12	10.72	4.16	4.01
Class R6 at NAV	12/01/2016	02/07/2001	6.16	10.79	4.22	4.06

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	6.05%	11.97%	5.26%	4.59%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class C	Class I	Class R6
	1.05%	1.06%	1.81%	0.81%	0.75%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Floating-Rate Fund
April 30, 2024
Fund Profile

Top 10 Issuers (% of total investments)[1]
Carnival Corp.	1.1%
TransDigm, Inc.	1.0
INEOS U.S. Finance LLC	1.0
Uber Technologies, Inc.	0.8
Go Daddy Operating Co. LLC	0.8
Applied Systems, Inc.	0.8
American Airlines, Inc.	0.8
UKG, Inc.	0.8
Avolon TLB Borrower 1 (US) LLC	0.7
Epicor Software Corp.	0.7
Total	8.5%
Top 10 Sectors (% of total investments)[1]
Software	12.2%
Hotels, Restaurants & Leisure	6.1
Machinery	5.0
Chemicals	4.9
Health Care Providers & Services	4.4
Capital Markets	4.4
Professional Services	3.7
IT Services	3.7
Trading Companies & Distributors	2.9
Commercial Services & Supplies	2.1
Total	49.4%

Credit Quality (% of bonds, loans and asset-backed securities)[2]
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
3

Eaton Vance
Floating-Rate Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Floating-Rate Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$1,058.70	$5.48	1.07%
Class A	$1,000.00	$1,059.50	$5.48	1.07%
Class C	$1,000.00	$1,054.80	$9.30	1.82%
Class I	$1,000.00	$1,061.20	$4.20	0.82%
Class R6	$1,000.00	$1,061.60	$3.84	0.75%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.54	$5.37	1.07%
Class A	$1,000.00	$1,019.54	$5.37	1.07%
Class C	$1,000.00	$1,015.81	$9.12	1.82%
Class I	$1,000.00	$1,020.79	$4.12	0.82%
Class R6	$1,000.00	$1,021.13	$3.77	0.75%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Floating-Rate Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $4,954,066,978)	$ 4,782,000,029
Receivable for Fund shares sold	9,486,537
Total assets	$ 4,791,486,566
Liabilities
Payable for Fund shares redeemed	$ 16,352,414
Distributions payable	5,636,571
Payable to affiliates:
Administration fee	585,023
Distribution and service fees	211,067
Trustees' fees	42
Accrued expenses	836,966
Total liabilities	$ 23,622,083
Net Assets	$ 4,767,864,483
Sources of Net Assets
Paid-in capital	$ 5,880,421,097
Accumulated loss	(1,112,556,614)
Net Assets	$ 4,767,864,483
Advisers Class Shares
Net Assets	$ 123,157,330
Shares Outstanding	14,652,407
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.41
Class A Shares
Net Assets	$ 571,499,477
Shares Outstanding	65,717,125
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.70
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.99
Class C Shares
Net Assets	$ 83,455,871
Shares Outstanding	9,939,863
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.40
Class I Shares
Net Assets	$ 3,202,040,222
Shares Outstanding	380,691,095
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.41
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2024
Class R6 Shares
Net Assets	$787,711,583
Shares Outstanding	93,565,390
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.42
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio	$ 3,753,304
Interest income allocated from Portfolio	218,084,412
Other income allocated from Portfolio	3,592,180
Expenses allocated from Portfolio	(13,727,309)
Total investment income from Portfolio	$211,702,587
Expenses
Administration fee	$ 3,547,270
Distribution and service fees:
Advisers Class	153,386
Class A	725,245
Class C	430,947
Trustees’ fees and expenses	250
Custodian fee	30,934
Transfer and dividend disbursing agent fees	1,500,240
Legal and accounting services	111,350
Printing and postage	111,252
Registration fees	92,202
Miscellaneous	41,463
Total expenses	$ 6,744,539
Net investment income	$204,958,048
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (93,959,115)
Foreign currency transactions	(78,436)
Forward foreign currency exchange contracts	(1,165,575)
Net realized loss	$ (95,203,126)
Change in unrealized appreciation (depreciation):
Investments	$ 173,992,947
Foreign currency	(1,080,790)
Forward foreign currency exchange contracts	1,432,073
Net change in unrealized appreciation (depreciation)	$174,344,230
Net realized and unrealized gain	$ 79,141,104
Net increase in net assets from operations	$284,099,152
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 204,958,048	$ 441,790,351
Net realized loss	(95,203,126)	(284,912,809)
Net change in unrealized appreciation (depreciation)	174,344,230	399,557,092
Net increase in net assets from operations	$ 284,099,152	$ 556,434,634
Distributions to shareholders:
Advisers Class	$ (5,595,181)	$ (6,652,329)
Class A	(26,445,613)	(50,592,690)
Class C	(3,607,955)	(7,196,866)
Class I	(149,472,759)	(322,989,148)
Class R6	(35,073,984)	(55,794,960)
Total distributions to shareholders	$ (220,195,492)	$ (443,225,993)
Transactions in shares of beneficial interest:
Advisers Class	$ (2,118,784)	$ 45,758,267
Class A	(42,535,564)	(113,678,147)
Class C	(6,095,296)	(31,000,899)
Class I	(184,522,285)	(2,014,176,168)
Class R6	5,984,759	135,361,177
Net decrease in net assets from Fund share transactions	$ (229,287,170)	$(1,977,735,770)
Net decrease in net assets	$ (165,383,510)	$(1,864,527,129)
Net Assets
At beginning of period	$ 4,933,247,993	$ 6,797,775,122
At end of period	$4,767,864,483	$ 4,933,247,993
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2024
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.290	$ 8.150	$ 8.810	$ 8.470	$ 8.740	$ 9.050
Income (Loss) From Operations
Net investment income(1)	$ 0.353	$ 0.656	$ 0.318	$ 0.268	$ 0.321	$ 0.411
Net realized and unrealized gain (loss)	0.147	0.134	(0.639)	0.345	(0.267)	(0.310)
Total income (loss) from operations	$ 0.500	$ 0.790	$ (0.321)	$ 0.613	$ 0.054	$ 0.101
Less Distributions
From net investment income	$ (0.380)	$ (0.650)	$ (0.339)	$ (0.273)	$ (0.324)	$ (0.411)
Total distributions	$ (0.380)	$ (0.650)	$ (0.339)	$ (0.273)	$ (0.324)	$ (0.411)
Net asset value — End of period	$ 8.410	$ 8.290	$ 8.150	$ 8.810	$ 8.470	$ 8.740
Total Return(2)	5.87% (3)	10.11%	(3.70)%	7.30%	0.70%	1.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$123,157	$123,632	$77,084	$157,768	$94,411	$364,983
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.07% (5)(6)	1.05% (6)	1.01% (6)	1.03%	1.08%	1.03%
Net investment income	8.46% (5)	7.89%	3.70%	3.05%	3.78%	4.63%
Portfolio Turnover of the Portfolio	15% (3)	19%	27%	26%	28%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2024
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.580	$ 8.430	$ 9.120	$ 8.770	$ 9.050	$ 9.360
Income (Loss) From Operations
Net investment income(1)	$ 0.366	$ 0.669	$ 0.349	$ 0.278	$ 0.322	$ 0.425
Net realized and unrealized gain (loss)	0.147	0.154	(0.688)	0.354	(0.268)	(0.310)
Total income (loss) from operations	$ 0.513	$ 0.823	$ (0.339)	$ 0.632	$ 0.054	$ 0.115
Less Distributions
From net investment income	$ (0.393)	$ (0.673)	$ (0.351)	$ (0.282)	$ (0.334)	$ (0.425)
Total distributions	$ (0.393)	$ (0.673)	$ (0.351)	$ (0.282)	$ (0.334)	$ (0.425)
Net asset value — End of period	$ 8.700	$ 8.580	$ 8.430	$ 9.120	$ 8.770	$ 9.050
Total Return(2)	5.95% (3)	10.04%	(3.78)%	7.27%	0.79%	1.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$571,499	$606,136	$707,666	$751,136	$658,206	$788,125
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.07% (5)(6)	1.06% (6)	1.01% (6)	1.03%	1.07%	1.02%
Net investment income	8.47% (5)	7.79%	3.96%	3.06%	3.68%	4.63%
Portfolio Turnover of the Portfolio	15% (3)	19%	27%	26%	28%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.290	$ 8.140	$ 8.800	$ 8.470	$ 8.730	$ 9.040
Income (Loss) From Operations
Net investment income(1)	$ 0.322	$ 0.582	$ 0.271	$ 0.203	$ 0.251	$ 0.343
Net realized and unrealized gain (loss)	0.136	0.155	(0.656)	0.334	(0.251)	(0.308)
Total income (loss) from operations	$ 0.458	$ 0.737	$ (0.385)	$ 0.537	$ —	$ 0.035
Less Distributions
From net investment income	$ (0.348)	$ (0.587)	$ (0.275)	$ (0.207)	$ (0.260)	$ (0.345)
Total distributions	$ (0.348)	$ (0.587)	$ (0.275)	$ (0.207)	$ (0.260)	$ (0.345)
Net asset value — End of period	$ 8.400	$ 8.290	$ 8.140	$ 8.800	$ 8.470	$ 8.730
Total Return(2)	5.48% (3)	9.29%	(4.43)%	6.38%	0.06%	0.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,456	$88,377	$117,294	$135,213	$189,138	$328,577
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.82% (5)(6)	1.81% (6)	1.76% (6)	1.79%	1.82%	1.78%
Net investment income	7.72% (5)	7.03%	3.18%	2.32%	2.97%	3.86%
Portfolio Turnover of the Portfolio	15% (3)	19%	27%	26%	28%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.300	$ 8.150	$ 8.820	$ 8.480	$ 8.750	$ 9.060
Income (Loss) From Operations
Net investment income(1)	$ 0.364	$ 0.664	$ 0.356	$ 0.289	$ 0.335	$ 0.433
Net realized and unrealized gain (loss)	0.137	0.158	(0.665)	0.346	(0.260)	(0.309)
Total income (loss) from operations	$ 0.501	$ 0.822	$ (0.309)	$ 0.635	$ 0.075	$ 0.124
Less Distributions
From net investment income	$ (0.391)	$ (0.672)	$ (0.361)	$ (0.295)	$ (0.345)	$ (0.434)
Total distributions	$ (0.391)	$ (0.672)	$ (0.361)	$ (0.295)	$ (0.345)	$ (0.434)
Net asset value — End of period	$ 8.410	$ 8.300	$ 8.150	$ 8.820	$ 8.480	$ 8.750
Total Return(2)	6.12% (3)	10.38%	(3.57)%	7.56%	0.95%	1.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,202,040	$3,343,188	$5,269,963	$5,988,270	$3,565,898	$4,985,629
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.82% (5)(6)	0.81% (6)	0.76% (6)	0.78%	0.82%	0.77%
Net investment income	8.72% (5)	8.00%	4.18%	3.29%	3.95%	4.88%
Portfolio Turnover of the Portfolio	15% (3)	19%	27%	26%	28%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
13
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.310	$ 8.160	$ 8.830	$ 8.490	$ 8.760	$ 9.060
Income (Loss) From Operations
Net investment income(1)	$ 0.367	$ 0.680	$ 0.358	$ 0.293	$ 0.335	$ 0.437
Net realized and unrealized gain (loss)	0.137	0.147	(0.662)	0.347	(0.254)	(0.299)
Total income (loss) from operations	$ 0.504	$ 0.827	$ (0.304)	$ 0.640	$ 0.081	$ 0.138
Less Distributions
From net investment income	$ (0.394)	$ (0.677)	$ (0.366)	$ (0.300)	$ (0.351)	$ (0.438)
Total distributions	$ (0.394)	$ (0.677)	$ (0.366)	$ (0.300)	$ (0.351)	$ (0.438)
Net asset value — End of period	$ 8.420	$ 8.310	$ 8.160	$ 8.830	$ 8.490	$ 8.760
Total Return(2)	6.16% (3)	10.44%	(3.51)%	7.61%	1.01%	1.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$787,712	$771,916	$625,769	$718,642	$386,940	$399,233
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.75% (5)(6)	0.75% (6)	0.71% (6)	0.73%	0.76%	0.72%
Net investment income	8.77% (5)	8.17%	4.19%	3.34%	3.97%	4.92%
Portfolio Turnover of the Portfolio	15% (3)	19%	27%	26%	28%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
14
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.1% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
15

Eaton Vance
Floating-Rate Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $737,114,128 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $74,968,901 are short-term and $662,145,227 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For six months ended April 30, 2024, the administration fee amounted to $3,547,270. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $74,098 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $15,706 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024 in the amount of $5,650. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $153,386 for Advisers Class shares and $725,245 for Class A shares.
16

Eaton Vance
Floating-Rate Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $323,210 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $107,737 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $627 and $1,318 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $104,210,042 and $568,251,349, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Advisers Class
Sales	1,056,889	$ 8,877,878	8,641,662	$ 72,212,163
Issued to shareholders electing to receive payments of distributions in Fund shares	661,486	5,559,723	791,416	6,582,749
Redemptions	(1,970,753)	(16,556,385)	(3,989,668)	(33,036,645)
Net increase (decrease)	(252,378)	$ (2,118,784)	5,443,410	$ 45,758,267
Class A
Sales	4,019,505	$ 34,931,664	12,432,666	$ 106,676,323
Issued to shareholders electing to receive payments of distributions in Fund shares	2,588,797	22,508,445	5,050,433	43,391,112
Redemptions	(11,519,370)	(99,975,673)	(30,796,059)	(263,745,582)
Net decrease	(4,911,068)	$ (42,535,564)	(13,312,960)	$ (113,678,147)
17

Eaton Vance
Floating-Rate Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	961,844	$ 8,064,631	1,292,224	$ 10,703,034
Issued to shareholders electing to receive payments of distributions in Fund shares	379,799	3,188,334	747,519	6,198,897
Redemptions	(2,067,981)	(17,348,261)	(5,784,216)	(47,902,830)
Net decrease	(726,338)	$ (6,095,296)	(3,744,473)	$ (31,000,899)
Class I
Sales	47,222,373	$ 396,948,528	126,577,358	$ 1,049,625,183
Issued to shareholders electing to receive payments of distributions in Fund shares	15,503,674	130,388,977	32,389,436	269,072,260
Redemptions	(84,807,078)	(711,859,790)	(402,538,193)	(3,332,873,611)
Net decrease	(22,081,031)	$(184,522,285)	(243,571,399)	$(2,014,176,168)
Class R6
Sales	13,332,971	$ 112,300,595	51,948,178	$ 431,460,935
Issued to shareholders electing to receive payments of distributions in Fund shares	2,327,362	19,598,042	3,650,917	30,368,362
Redemptions	(15,006,689)	(125,913,878)	(39,367,783)	(326,468,120)
Net increase	653,644	$ 5,984,759	16,231,312	$ 135,361,177
18

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.5%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,504,680
Series 2018-1A, Class E, 11.586%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	2,966,955
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.743%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,441,641
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.50%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	4,000	3,848,440
Apidos CLO XX Ltd., Series 2015-20A, Class DR, 11.289%, (3 mo. SOFR + 5.962%), 7/16/31(1)(2)	2,375	2,381,847
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 13.565%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,351,079
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,997,270
ARES XLIX CLO Ltd., Series 2018-49A, Class D, 8.586%, (3 mo. SOFR + 3.262%), 7/22/30(1)(2)	2,500	2,501,970
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class C, 8.469%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	5,000,845
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	3,955,192
Bain Capital Credit CLO Ltd.:
Series 2018-1A, Class D, 8.288%, (3 mo. SOFR + 2.962%), 4/23/31(1)(2)	5,000	4,919,455
Series 2018-1A, Class E, 10.938%, (3 mo. SOFR + 5.612%), 4/23/31(1)(2)	3,000	2,800,335
Barings CLO Ltd.:
Series 2015-1A, Class DR, 8.186%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,499,900
Series 2018-1A, Class C, 8.19%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,443,625
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 12.536%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,620,600
Battalion CLO XXIII Ltd., Series 2022-23A, Class D, 9.279%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,471,205
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.186%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,345,445
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D, 8.186%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	1,500	1,502,513
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	1,250	1,255,481
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.94%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	$1,750	$ 1,757,921
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.255%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,003,100
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.44%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,008,664
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 8.491%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,501,532
Series 2018-1A, Class D, 11.241%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,449,782
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 8.669%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,483,461
Series 2016-3A, Class ER, 11.519%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,441,254
Series 2018-1A, Class D, 8.641%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,442,440
Series 2018-1A, Class E, 11.541%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,829,416
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.426%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	980,969
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.716%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,946,033
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,955,000
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.411%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,485,743
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.075%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,978,702
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 11.419%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,573,220
Series 2023-21A, Class D, 10.777%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,575,823
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,777,636
Series 2016-1A, Class ER, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,923,540
Series 2016-2A, Class ER, 11.59%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,444,677
Series 2017-1A, Class E, 11.84%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,204,350

19
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2018-1A, Class D, 8.49%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	$3,000	$ 2,964,834
Series 2018-1A, Class E, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,701,875
Series 2019-2A, Class ER, 12.34%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,468,268
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 8.379%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,968,750
Series C17A, Class DR, 11.579%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,407,106
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 9.09%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,504,097
Series 2012-3A, Class DR2, 12.09%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,479,825
Series 2014-3RA, Class C, 8.537%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	984,560
Series 2014-3RA, Class D, 10.987%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,104,841
Series 2014-4RA, Class C, 8.49%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,970,388
Series 2014-4RA, Class D, 11.24%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,451,039
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.929%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,969,790
Series 2022-6A, Class DR, 10.074%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,235,961
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.186%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,003,442
CIFC Funding Ltd., Series 2022-4A, Class D, 8.878%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,754,998
Dryden CLO Ltd.:
Series 2018-55A, Class D, 8.44%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,468,382
Series 2018-55A, Class E, 10.99%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,871,134
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.19%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	4,880,890
Series 2015-41A, Class ER, 10.89%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,164,014
Series 2016-42A, Class DR, 8.52%, (3 mo. SOFR + 3.192%), 7/15/30(1)(2)	2,500	2,487,423
Series 2016-42A, Class ER, 11.14%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	3,500	3,311,444
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,250	2,267,053
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.286%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,253,823
Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 12.395%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	$2,500	$ 2,507,357
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 12.531%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,960,532
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.986%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,004,415
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	1,992,268
Series 2018-2A, Class E, 11.336%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,727,978
Madison Park Funding LIX Ltd., Series 2021-59A, Class E, 12.189%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	1,450	1,454,598
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.379%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,508,510
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.565%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,951,146
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class DR, 8.679%, (3 mo. SOFR + 3.362%), 10/17/30(1)(2)	2,500	2,504,072
Series 2016-22A, Class ER, 11.639%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	3,000	3,008,283
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class E, 11.186%, (3 mo. SOFR + 5.862%), 4/20/30(1)(2)	1,950	1,955,552
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.786%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	1,000	1,003,245
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.824%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,208,822
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.125%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	500,819
Series 2022-24A, Class E, 12.745%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	1,002,958
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.429%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,325	1,328,521
Series 2015-1A, Class DR4, 12.076%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,005,212
Series 2021-2A, Class E, 11.94%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,002,878
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.285%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,241,879
RAD CLO 14 Ltd., Series 2021-14A, Class E, 12.09%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	952,731

20
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Regatta XIII Funding Ltd.:
Series 2018-2A, Class C, 8.69%, (3 mo. SOFR + 3.362%), 7/15/31(1)(2)	$2,500	$ 2,504,845
Series 2018-2A, Class D, 11.54%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,695,815
Regatta XIV Funding Ltd.:
Series 2018-3A, Class D, 8.785%, (3 mo. SOFR + 3.462%), 10/25/31(1)(2)	2,500	2,505,320
Series 2018-3A, Class E, 11.535%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	2,000	1,972,744
Regatta XV Funding Ltd., Series 2018-4A, Class D, 12.085%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,852,443
Upland CLO Ltd.:
Series 2016-1A, Class CR, 8.486%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,505,679
Series 2016-1A, Class DR, 11.486%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,099,173
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.786%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,493,255
Series 2018-9A, Class D, 11.836%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	3,295,351
Voya CLO Ltd.:
Series 2015-3A, Class CR, 8.736%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,433,613
Series 2015-3A, Class DR, 11.786%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	4,921,092
Series 2016-3A, Class CR, 8.839%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,969,078
Series 2016-3A, Class DR, 11.669%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,322,622
Series 2018-2A, Class E, 10.84%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,297,605
Webster Park CLO Ltd.:
Series 2015-1A, Class CR, 8.486%, (3 mo. SOFR + 3.162%), 7/20/30(1)(2)	2,000	2,002,116
Series 2015-1A, Class DR, 11.086%, (3 mo. SOFR + 5.762%), 7/20/30(1)(2)	2,500	2,469,478
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 9.086%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,171,381
Series 2021-3A, Class E, 12.69%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	898,904
Series 2022-1A, Class D, 9.469%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	996,488
Series 2022-1A, Class E, 13.189%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,997,284
Total Asset-Backed Securities (identified cost $252,088,878)		$ 248,471,740

Common Stocks — 0.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)(6)	950	$ 0
IAP Worldwide Services LLC(3)(4)(5)	1,627	0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco Ltd., Class A(4)(5)(6)	3,812,783	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	223,950	$ 4,702,950
Phoenix Services International LLC(5)(6)	168,954	865,889
Phoenix Services International LLC(5)(6)	15,415	79,002
		$ 5,647,841
Containers and Glass Products — 0.0%(7)
LG Parent Holding Co.(5)(6)	250,979	$ 1,419,587
		$ 1,419,587
Electronics/Electrical — 0.0%(7)
Skillsoft Corp.(5)(6)	44,676	$ 321,220
		$ 321,220
Entertainment — 0.0%(7)
New Cineworld Ltd.(5)(6)	80,602	$ 1,546,551
		$ 1,546,551
Health Care — 0.1%
Akorn Holding Co. LLC(4)(5)(6)	705,631	$ 0
Envision Parent, Inc.(5)(6)	778,264	5,496,490
		$ 5,496,490
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(5)(6)	1,348,933	$ 9,554,897
Serta SSB Equipment Co.(4)(5)(6)	1,348,933	0
		$ 9,554,897
Investment Companies — 0.0%(7)
Aegletes BV(5)(6)	116,244	$ 241,788
		$ 241,788

21
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(5)(6)	141,193	$ 11,736,668
		$ 11,736,668
Oil and Gas — 0.0%(7)
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 1,021,601
McDermott International Ltd.(5)(6)	1,013,850	255,186
		$ 1,276,787
Pharmaceuticals — 0.3%
Covis Midco 1 SARL, Class A(5)(6)	8,008	$ 4,084
Covis Midco 1 SARL, Class B(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class C(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class D(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class E(5)(6)	8,008	4,084
Mallinckrodt International Finance SA(5)(6)	250,308	13,203,747
		$ 13,224,167
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(4)(5)(6)	2,897	$ 0
Jubilee Enterprise PCL, Class A2(4)(5)(6)	2,314,594	0
		$ 0
Retailers (Except Food and Drug) — 0.0%(7)
Phillips Feed Service, Inc.(4)(5)(6)	2,590	$ 3,704
		$ 3,704
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(4)(5)(6)	364,650	$ 0
		$ 0
Utilities — 0.0%(7)
Longview Intermediate Holdings LLC, Class A(6)	149,459	$ 411,012
		$ 411,012
Total Common Stocks (identified cost $97,591,740)		$ 50,880,712

Corporate Bonds — 9.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,175	$ 3,192,460
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
6.875%, 12/15/30(1)		17,000	$ 17,131,740
			$ 20,324,200
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)		8,117	$ 8,029,975
5.75%, 4/20/29(1)		12,875	12,444,495
United Airlines, Inc.:
4.375%, 4/15/26(1)		4,625	4,452,970
4.625%, 4/15/29(1)		4,625	4,267,207
			$ 29,194,647
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)		2,175	$ 2,199,569
Clarios Global LP, 6.75%, 5/15/25(1)		1,890	1,892,433
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)		3,893	3,891,883
			$ 7,983,885
Building and Development — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)		4,075	$ 4,049,538
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	881,841
			$ 4,931,379
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		853	$ 851,611
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		4,475	4,019,032
4.625%, 6/1/28(1)		15,725	14,142,112
			$ 19,012,755
Chemicals — 0.5%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	1,250	$ 1,310,231
7.50%, 4/15/29(1)		7,425	7,468,815
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		9,350	8,434,824
7.125%, 10/1/27(1)		925	937,732
9.75%, 11/15/28(1)		8,600	9,136,370
			$ 27,287,972

22
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Commercial Services — 0.4%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	15,300	$ 14,455,834
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	5,250	5,341,589
		$ 19,797,423
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	5,150	$ 4,783,246
4.375%, 10/15/28(1)	6,625	6,103,805
		$ 10,887,051
Diversified Financial Services — 0.3%
AG Issuer LLC, 6.25%, 3/1/28(1)	8,075	$ 7,824,889
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	2,925	3,015,909
Aretec Group, Inc., 10.00%, 8/15/30(1)	4,225	4,594,511
		$ 15,435,309
Diversified Telecommunication Services — 0.7%
Altice France SA:
5.125%, 1/15/29(1)	1,300	$ 850,656
5.125%, 7/15/29(1)	28,050	18,311,475
5.50%, 10/15/29(1)	6,455	4,232,994
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	11,225	11,302,940
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,490,415
		$ 40,188,480
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,333,751
		$ 8,333,751
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,228,801
		$ 5,228,801
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	$ 16,750,458
		$ 16,750,458
Engineering & Construction — 0.0%(7)
Artera Services LLC, 8.50%, 2/15/31(1)	1,175	$ 1,203,240
		$ 1,203,240
Security	Principal Amount* (000's omitted)	Value
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	3,925	$ 3,869,768
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	1,885,935
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,073,132
		$ 6,828,835
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	22,800	$ 20,448,090
Tenet Healthcare Corp., 4.25%, 6/1/29	7,950	7,289,005
		$ 27,737,095
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$ 31,635,971
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,125,000
		$ 33,760,971
Household Products — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	14,212	$ 13,745,513
		$ 13,745,513
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(1)	700	$ 653,525
AmWINS Group, Inc., 6.375%, 2/15/29(1)	5,850	5,782,826
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	27,325	27,484,200
		$ 33,920,551
Internet Software & Services — 0.3%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	$ 13,859,331
		$ 13,859,331
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,300	$ 3,271,843
NCL Corp. Ltd., 5.875%, 2/15/27(1)	22,000	21,507,078
		$ 24,778,921
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	13,400	$ 12,442,437
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	7,150	6,847,043
		$ 19,289,480

23
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Media — 0.3%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	$ 1,823,150
5.25%, 8/15/27(1)	2,125	1,560,950
6.375%, 5/1/26	2,896	2,449,792
Univision Communications, Inc., 4.50%, 5/1/29(1)	9,125	7,946,110
		$ 13,780,002
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	10,525	$ 10,522,051
		$ 10,522,051
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,785,296
		$ 4,785,296
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	6,393	$ 6,308,352
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	6,245,003
		$ 12,553,355
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 14,106,789
		$ 14,106,789
Retailers (Except Food and Drug) — 0.0%(7)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,201,062
		$ 1,201,062
Software — 0.7%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,232,739
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	13,600	13,096,667
GoTo Group, Inc.:
5.50%, 5/1/28(1)	4,842	4,143,300
5.50%, 5/1/28(1)	4,842	3,250,498
UKG, Inc., 6.875%, 2/1/31(1)	7,850	7,869,905
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	4,900	4,462,153
		$ 37,055,262
Security	Principal Amount* (000's omitted)	Value
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 10,391,095
		$ 10,391,095
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	6,075	$ 5,079,799
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	5,550	4,538,788
		$ 9,618,587
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash, 1.50% PIK), 5/25/27	6,327	$ 6,141,837
		$ 6,141,837
Total Corporate Bonds (identified cost $553,255,645)		$ 520,635,384

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	426,000	$ 17,883,480
Total Exchange-Traded Funds (identified cost $19,593,026)		$ 17,883,480

Senior Floating-Rate Loans — 81.8%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.5%
Aernnova Aerospace SAU:
Term Loan, 6.902%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,194	$ 1,268,798
Term Loan, 6.952%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	4,948,311
Dynasty Acquisition Co., Inc.:
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28		24,068	24,207,950
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28		9,280	9,333,963
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		6,709	5,330,664
TransDigm, Inc.:
Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28		9,252	9,310,475
Term Loan, 8.059%, (SOFR + 2.75%), 2/22/30		27,474	27,627,260
			$ 82,027,421

24
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines — 0.4%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28		22,100	$ 23,015,382
			$ 23,015,382
Apparel & Luxury Goods — 0.5%
Gloves Buyer, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 12/29/27		12,060	$ 12,089,787
Hanesbrands, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 3/8/30		4,529	4,540,573
Touchdown Acquirer, Inc.:
Term Loan, 0.00%, 2/21/31(9)		1,600	1,609,000
Term Loan, 7.929%, (3 mo. EURIBOR + 4.00%), 2/21/31	EUR	3,825	4,085,443
Term Loan, 9.314%, (SOFR + 4.00%), 2/21/31		7,425	7,466,766
			$ 29,791,569
Auto Components — 1.8%
Adient U.S. LLC, Term Loan, 8.066%, (SOFR + 2.75%), 1/31/31		6,473	$ 6,509,229
Autokiniton U.S. Holdings, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 4/6/28		20,474	20,598,327
Clarios Global LP, Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	16,490	17,647,090
DexKo Global, Inc.:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,454,765
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	7,303	7,712,382
Term Loan, 9.321%, (SOFR + 3.75%), 10/4/28		9,319	9,264,739
Garrett Motion, Inc., Term Loan, 9.83%, (SOFR + 4.50%), 4/30/28		6,714	6,747,857
LSF12 Badger Bidco LLC, Term Loan, 11.316%, (SOFR + 6.00%), 8/30/30		3,092	3,111,577
LTI Holdings, Inc., Term Loan, 10.18%, (SOFR + 4.75%), 7/24/26		7,007	6,941,132
RealTruck Group, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 1/31/28		11,450	11,383,465
Term Loan, 10.43%, (SOFR + 5.00%), 1/31/28		7,125	7,104,216
			$ 100,474,779
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 1/22/31		17,028	$ 17,054,857
MajorDrive Holdings IV LLC:
Term Loan, 9.571%, (SOFR + 4.00%), 6/1/28		14,817	14,900,278
Term Loan, 10.959%, (SOFR + 5.50%), 6/1/29		2,130	2,146,838
			$ 34,101,973
Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages — 0.7%
City Brewing Co. LLC:
Term Loan, 9.09%, (SOFR + 3.50%), 4/5/28		6,994	$ 6,434,269
Term Loan, 11.574%, (SOFR + 6.25%), 4/5/28		4,781	4,768,985
Term Loan - Second Lien, 10.59%, (SOFR + 5.00%), 9.09% cash, 1.50% PIK, 4/5/28		7,744	5,652,953
Triton Water Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 3/31/28		21,049	20,982,922
			$ 37,839,129
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 3/12/26		18,084	$ 18,174,703
Alltech, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 10/13/28		4,712	4,688,596
Grifols Worldwide Operations USA, Inc., Term Loan, 7.459%, (SOFR + 2.00%), 11/15/27		4,417	4,327,220
			$ 27,190,519
Building Products — 0.6%
Cornerstone Building Brands, Inc., Term Loan, 8.671%, (SOFR + 3.25%), 4/12/28		6,025	$ 5,917,178
CPG International, Inc., Term Loan, 7.916%, (SOFR + 2.50%), 4/28/29		5,589	5,604,695
LHS Borrower LLC, Term Loan, 10.166%, (SOFR + 4.75%), 2/16/29		5,797	5,605,684
MI Windows and Doors LLC, Term Loan, 8.816%, (SOFR + 3.50%), 3/28/31		12,400	12,471,300
Oscar AcquisitionCo LLC, Term Loan, 9.902%, (SOFR + 4.50%), 4/29/29		1,590	1,598,245
Standard Industries, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 9/22/28		3,788	3,802,109
			$ 34,999,211
Capital Markets — 4.1%
Advisor Group, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 8/17/28		22,170	$ 22,317,739
AllSpring Buyer LLC, Term Loan, 8.677%, (SOFR + 3.25%), 11/1/28		6,188	6,177,910
Aretec Group, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30		26,992	27,157,280
CeramTec AcquiCo GmbH, Term Loan, 7.452%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	13,620,729
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28		8,134	8,173,104
Edelman Financial Center LLC:
Term Loan, 8.93%, (SOFR + 3.50%), 4/7/28		18,804	18,834,104
Term Loan - Second Lien, 7/20/26(10)		3,300	3,319,153

25
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
EIG Management Co. LLC, Term Loan, 9.166%, (SOFR + 3.75%), 2/22/25		2,844	$ 2,841,723
FinCo I LLC, Term Loan, 8.33%, (SOFR + 3.00%), 6/27/29		12,754	12,805,430
Focus Financial Partners LLC:
Term Loan, 7.816%, (SOFR + 2.50%), 6/30/28		9,827	9,827,544
Term Loan, 8.066%, (SOFR + 2.75%), 6/30/28		28,395	28,424,855
Franklin Square Holdings LP, Term Loan, 7.568%, (SOFR + 2.25%), 4/25/31		9,825	9,831,141
Guggenheim Partners LLC, Term Loan, 8.552%, (SOFR + 3.25%), 12/12/29		19,133	19,255,000
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28		2,661	2,677,986
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 3/22/31		6,275	6,313,240
LPL Holdings, Inc., Term Loan, 7.179%, (SOFR + 1.75%), 11/12/26		10,729	10,746,859
Mariner Wealth Advisors LLC, Term Loan, 8.68%, (SOFR + 3.25%), 8/18/28		13,383	13,399,736
Press Ganey Holdings, Inc., Term Loan, 4/24/31(10)		6,200	6,188,375
Victory Capital Holdings, Inc., Term Loan, 7.652%, (SOFR + 2.25%), 12/29/28		6,839	6,843,198
			$ 228,755,106
Chemicals — 4.4%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.33%, (SOFR + 2.00%), 12/20/29		16,873	$ 16,937,107
CPC Acquisition Corp., Term Loan, 9.321%, (SOFR + 3.75%), 12/29/27		14,714	12,488,403
ECO Services Operations Corp., Term Loan, 7.93%, (SOFR + 2.50%), 6/9/28		8,623	8,629,362
Flint Group Midco Ltd., Term Loan, 10.588%, (SOFR + 5.26%), 9.838% cash, 0.75% PIK, 12/31/26		5,001	4,790,576
Flint Group Packaging INKS North America Holdings LLC:
Term Loan, 8.892%, (3 mo. EURIBOR + 5.00%), 8.142% cash, 0.75% PIK, 12/31/26	EUR	1,552	1,586,565
Term Loan, 10.892%, (3 mo. EURIBOR + 7.00%), 3.992% cash, 6.90% PIK, 12/30/27	EUR	792	699,802
Term Loan - Second Lien, 10.892%, (3 mo. EURIBOR + 7.00%), 3.992% cash, 6.90% PIK, 12/30/27	EUR	1,055	175,651
Flint Group Topco Ltd.:
Term Loan, 12.588%, (SOFR + 7.262%), 5.688% cash, 6.90% PIK, 12/31/27		2,586	2,140,290
Term Loan - Second Lien, 12.588%, (SOFR + 7.262%), 5.688% cash, 6.90% PIK, 12/31/27		3,391	528,973
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Gemini HDPE LLC, Term Loan, 8.591%, (SOFR + 3.00%), 12/31/27		4,571	$ 4,579,945
GEON Performance Solutions LLC, Term Loan, 10.314%, (SOFR + 4.75%), 8/18/28		5,631	5,655,980
Groupe Solmax, Inc., Term Loan, 10.252%, (SOFR + 4.75%), 5/29/28(11)		9,344	9,221,051
INEOS Enterprises Holdings II Ltd., Term Loan, 7.952%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	1,975	2,115,625
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.193%, (SOFR + 3.75%), 7/8/30		10,898	10,938,554
INEOS Finance PLC:
Term Loan, 6.598%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,460,093
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	6,200	6,639,287
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.598%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,290	1,378,295
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,496,606
Term Loan, 9.18%, (SOFR + 3.75%), 3/14/30		4,963	4,959,399
INEOS U.S. Finance LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 2/18/30		20,549	20,613,285
Term Loan, 9.066%, (SOFR + 3.75%), 2/7/31		5,275	5,298,078
Term Loan, 9.166%, (SOFR + 3.75%), 11/8/27		2,624	2,631,229
Kraton Corp., Term Loan, 8.841%, (SOFR + 3.25%), 3/15/29		5,586	5,374,782
Kraton Polymers Holdings BV, Term Loan, 7.188%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,395,280
Lonza Group AG:
Term Loan, 7.827%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	4,600	4,595,287
Term Loan, 9.334%, (SOFR + 3.93%), 7/3/28		10,712	10,293,543
Momentive Performance Materials, Inc., Term Loan, 9.817%, (SOFR + 4.50%), 3/29/28		21,477	21,382,923
Olympus Water U.S. Holding Corp.:
Term Loan, 9.321%, (SOFR + 3.75%), 11/9/28		3,927	3,940,057
Term Loan, 9.576%, (SOFR + 4.25%), 11/9/28		5,317	5,341,896
Orion Engineered Carbons GmbH, Term Loan, 6.302%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,318,159
Rohm Holding GmbH:
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	1,000	1,011,840
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	10,800	10,927,867
Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26		13,712	12,957,530
SCUR-Alpha 1503 GmbH, Term Loan, 10.83%, (SOFR + 5.50%), 3/29/30		8,437	7,825,626

26
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Tronox Finance LLC:
Term Loan, 8.041%, (SOFR + 2.50%), 3/10/28(11)		11,570	$ 11,583,144
Term Loan, 8.552%, (SOFR + 3.25%), 4/4/29		3,602	3,612,193
Term Loan, 8.816%, (SOFR + 3.50%), 8/16/28		5,062	5,079,185
			$ 244,603,468
Commercial Services & Supplies — 1.6%
Albion Financing 3 SARL:
Term Loan, 10.575%, (SOFR + 5.25%), 8/17/26		3,444	$ 3,467,885
Term Loan, 10.824%, (SOFR + 5.50%), 8/17/26		3,490	3,511,561
Belfor Holdings, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 11/1/30		6,176	6,202,344
EnergySolutions LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/20/30		16,227	16,313,222
Foundever Group, Term Loan, 7.60%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	3,436,092
Foundever Worldwide Corp., Term Loan, 9.18%, (SOFR + 3.75%), 8/28/28		16,373	12,738,702
GFL Environmental, Inc., Term Loan, 7.826%, (SOFR + 2.50%), 5/31/27		4,259	4,282,451
Harsco Corp., Term Loan, 7.68%, (SOFR + 2.25%), 3/10/28		881	880,020
Heritage-Crystal Clean, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 10/17/30		7,307	7,335,227
Monitronics International, Inc., Term Loan, 13.091%, (SOFR + 7.50%), 6/30/28		12,281	12,265,368
Phoenix Services International LLC, Term Loan, 11.418%, (SOFR + 6.10%), 6/30/28		2,063	1,928,567
Tempo Acquisition LLC, Term Loan, 8.066%, (SOFR + 2.75%), 8/31/28		2,450	2,460,001
TMF Group Holding BV, Term Loan, 9.306%, (SOFR + 4.00%), 5/3/28		4,638	4,661,567
TruGreen LP, Term Loan, 9.416%, (SOFR + 4.00%), 11/2/27		8,356	8,048,859
			$ 87,531,866
Construction Materials — 0.5%
Quikrete Holdings, Inc.:
Term Loan, 7.569%, (SOFR + 2.25%), 3/19/29		20,517	$ 20,547,124
Term Loan, 7.819%, (SOFR + 2.50%), 4/14/31		5,394	5,404,882
U.S. Silica Co., Term Loan, 9.316%, (SOFR + 4.00%), 3/25/30		3,242	3,247,887
			$ 29,199,893
Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail — 0.4%
Cardenas Markets, Inc., Term Loan, 12.159%, (SOFR + 6.75%), 8/1/29		4,133	$ 4,161,087
Peer Holding III BV:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	5,725	6,141,799
Term Loan, 8.559%, (SOFR + 3.25%), 10/28/30		11,475	11,529,988
			$ 21,832,874
Containers & Packaging — 1.1%
Berlin Packaging LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/11/28(11)		2,887	$ 2,891,980
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.091%, (SOFR + 3.68%), 4/13/29		12,892	12,960,111
Kouti BV, Term Loan, 7.127%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	24,250	25,636,992
Pretium Packaging LLC, Term Loan - Second Lien, 11.309%, (SOFR + 6.00%), 9.906% cash, 1.403% PIK, 10/2/28		2,480	2,196,061
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.334%, (SOFR + 6.75%), 10/1/29		6,675	4,113,469
Proampac PG Borrower LLC, Term Loan, 9.326%, (SOFR + 4.00%), 9/15/28(11)		11,795	11,851,961
			$ 59,650,574
Distributors — 0.5%
CD&R Hydra Buyer, Inc., Term Loan, 9.42%, (SOFR + 4.00%), 3/25/31		8,350	$ 8,426,979
Parts Europe SA, Term Loan, 7.647%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	14,275	15,294,646
Phillips Feed Service, Inc., Term Loan, 12.416%, (SOFR + 7.00%), 11/13/24(4)		468	327,738
Rubix Group Midco 3 Ltd., Term Loan, 8.149%, (6 mo. EURIBOR + 4.25%), 9/30/26	EUR	1,500	1,607,090
Winterfell Financing SARL, Term Loan, 8.898%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,103,275
			$ 27,759,728
Diversified Consumer Services — 1.1%
Ascend Learning LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 12/11/28		6,735	$ 6,720,691
Term Loan - Second Lien, 12/10/29(10)		3,500	3,449,250
Belron Finance U.S. LLC, Term Loan, 7.578%, (SOFR + 2.00%), 4/13/28		7,590	7,612,391
FrontDoor, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 6/17/28		851	850,538
KUEHG Corp., Term Loan, 9.823%, (SOFR + 4.50%), 6/12/30		16,250	16,314,176

27
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Sotheby's, Term Loan, 10.09%, (SOFR + 4.50%), 1/15/27		10,737	$ 10,511,450
Spring Education Group, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 10/4/30		3,716	3,735,659
Wand NewCo 3, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 1/30/31		12,150	12,241,125
			$ 61,435,280
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,336,067
			$ 9,336,067
Diversified Telecommunication Services — 0.7%
GEE Holdings 2 LLC:
Term Loan, 13.413%, (SOFR + 8.00%), 3/24/25		9,639	$ 8,771,597
Term Loan - Second Lien, 13.662%, (SOFR + 8.25%), 5.412% cash, 8.25% PIK, 3/23/26		7,560	4,536,264
Level 3 Financing, Inc.:
Term Loan, 11.875%, (SOFR + 6.56%), 4/15/29		6,175	6,086,533
Term Loan, 11.875%, (SOFR + 6.56%), 4/15/30		6,175	6,060,801
Lumen Technologies, Inc.:
Term Loan, 7.78%, (SOFR + 2.35%), 4/15/29		9,635	6,953,971
Term Loan, 7.78%, (SOFR + 2.35%), 4/15/30		9,635	6,744,412
Virgin Media Bristol LLC, Term Loan, 7.936%, (SOFR + 2.50%), 1/31/28		2,563	2,518,456
			$ 41,672,034
Electrical Equipment — 0.6%
WEC U.S. Holdings Ltd., Term Loan, 8.066%, (SOFR + 2.75%), 1/27/31		31,492	$ 31,550,182
			$ 31,550,182
Electronic Equipment, Instruments & Components — 1.4%
Chamberlain Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 11/3/28		11,200	$ 11,233,600
Creation Technologies, Inc., Term Loan, 11.068%, (SOFR + 5.50%), 10/5/28		12,751	12,081,675
II-VI, Inc., Term Loan, 7.829%, (SOFR + 2.50%), 7/2/29		381	382,112
Minimax Viking GmbH, Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	3,469	3,727,421
Mirion Technologies, Inc., Term Loan, 8.314%, (SOFR + 2.75%), 10/20/28		1,722	1,727,165
Robertshaw U.S. Holding Corp.:
DIP Loan, 6.309%, (SOFR + 1.00%), 9/27/24		5,698	5,555,647
Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
Robertshaw U.S. Holding Corp.: (continued)
Term Loan, 0.00%, 2/28/27(12)	3	$ 3,223
Term Loan, 0.00%, 2/28/27(12)	18,216	17,760,174
Term Loan - Second Lien, 0.00%, 2/28/27(12)	16,894	9,291,684
TTM Technologies, Inc., Term Loan, 8.077%, (SOFR + 2.75%), 5/30/30	5,186	5,195,536
Verifone Systems, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 8/20/25	14,540	13,202,383
		$ 80,160,620
Energy Equipment & Services — 0.8%
Ameriforge Group, Inc.:
Term Loan, 12.088%, (SOFR + 8.00%), 12/29/23(4)(9)	3,251	$ 2,633,237
Term Loan, 20.50%, (U.S. (Fed) Prime Rate + 12.00%), 12/29/23(4)	25,469	20,632,228
GIP Pilot Acquisition Partners LP, Term Loan, 8.308%, (SOFR + 3.00%), 10/4/30	4,863	4,893,205
Lealand Finance Co. BV:
Term Loan, 3.63%, 6/28/24(9)	9,039	6,011,181
Term Loan, 9.444%, (SOFR + 4.00%), 6.444% cash, 3.00% PIK, 6/30/25	2,557	929,951
PG Investment Co. 59 SARL, Term Loan, 8.813%, (SOFR + 3.50%), 3/26/31	10,350	10,399,597
		$ 45,499,399
Engineering & Construction — 0.8%
Aegion Corp., Term Loan, 9.566%, (SOFR + 4.25%), 5/17/28	15,687	$ 15,792,575
American Residential Services LLC, Term Loan, 9.071%, (SOFR + 3.50%), 10/15/27	495	495,456
APi Group DE, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 1/3/29	10,603	10,637,943
Artera Services LLC, Term Loan, 9.809%, (SOFR + 4.50%), 2/15/31	4,150	4,190,462
Northstar Group Services, Inc.:
Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26	10,598	10,635,173
Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26	1,925	1,922,594
		$ 43,674,203
Entertainment — 0.9%
City Football Group Ltd., Term Loan, 8.439%, (SOFR + 3.00%), 7/21/28	8,186	$ 8,182,730
Crown Finance U.S., Inc., Term Loan, 13.93%, (SOFR + 8.50%), 6.93% cash, 7.00% PIK, 7/31/28	1,842	1,875,585

28
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Delta 2 (LUX) SARL, Term Loan, 7.559%, (SOFR + 2.25%), 1/15/30		2,500	$ 2,505,730
Live Nation Entertainment, Inc., Term Loan, 7.165%, (SOFR + 1.75%), 10/19/26		5,542	5,544,153
Playtika Holding Corp., Term Loan, 8.18%, (SOFR + 2.75%), 3/13/28		13,458	13,466,007
Renaissance Holding Corp., Term Loan, 9.566%, (SOFR + 4.25%), 4/5/30		10,970	10,997,369
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26		7,161	7,183,516
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	1,592	998,184
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	435	463,846
			$ 51,217,120
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc.:
Term Loan, 7.18%, (1 mo. USD LIBOR + 1.75%), 1/2/26		3,615	$ 3,613,180
Term Loan, 7.566%, (SOFR + 2.25%), 1/31/31		10,199	10,190,941
			$ 13,804,121
Financial Services — 1.2%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/24(12)		18,244	$ 2,006,820
GTCR W Merger Sub LLC, Term Loan, 8.309%, (SOFR + 3.00%), 1/31/31		30,700	30,858,289
NCR Atleos LLC, Term Loan, 10.18%, (SOFR + 4.75%), 3/27/29(11)		13,652	13,765,103
Nuvei Technologies Corp., Term Loan, 8.416%, (SOFR + 3.00%), 12/19/30		8,279	8,303,053
Walker & Dunlop, Inc., Term Loan, 7.666%, (SOFR + 2.25%), 12/16/28		12,756	12,804,211
WEX, Inc., Term Loan, 7.316%, (SOFR + 2.00%), 3/31/28		1,261	1,264,766
			$ 69,002,242
Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 10.18%, (SOFR + 4.75%), 10/1/25		6,508	$ 6,296,611
Badger Buyer Corp., Term Loan, 8.93%, (SOFR + 3.50%), 9/30/24		4,750	4,603,372
Del Monte Foods, Inc., Term Loan, 9.668%, (SOFR + 4.25%), 5/16/29		6,230	5,326,757
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri International Ltd.:
Term Loan, 5.991%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	$ 1,596,999
Term Loan, 7.666%, (SOFR + 2.25%), 1/29/27		4,667	4,677,408
Nomad Foods U.S. LLC, Term Loan, 8.272%, (SOFR + 3.00%), 11/13/29		7,953	7,979,620
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	8,400	8,933,665
Valeo F1 Co. Ltd. (Ireland):
Term Loan, 7.858%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	5,050	5,285,908
Term Loan, 10.191%, (SONIA + 5.00%), 6/28/28	GBP	2,500	3,026,254
			$ 47,726,594
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 8.302%, (SOFR + 3.00%), 12/31/30		20,020	$ 20,098,689
			$ 20,098,689
Health Care Equipment & Supplies — 0.7%
Bayou Intermediate II LLC, Term Loan, 10.091%, (SOFR + 4.50%), 8/2/28		8,977	$ 8,943,588
Journey Personal Care Corp., Term Loan, 9.68%, (SOFR + 4.25%), 3/1/28		21,148	21,052,255
Medline Borrower LP, Term Loan, 8.068%, (SOFR + 2.75%), 10/23/28		7,806	7,835,288
			$ 37,831,131
Health Care Providers & Services — 4.2%
AEA International Holdings (Lux) SARL, Term Loan, 8.809%, (SOFR + 3.50%), 9/7/28		13,612	$ 13,680,137
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.302%, (SOFR + 8.00%), 1/15/26		17,497	15,135,107
Cano Health LLC:
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24		534	550,319
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24		819	843,554
Term Loan, 0.00%, 11/23/27(12)		7,208	1,946,242
CCRR Parent, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28		4,685	4,348,042
Cerba Healthcare SAS:
Term Loan, 7.548%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	18,925	17,432,337
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	8,225	7,628,940
CHG Healthcare Services, Inc., Term Loan, 9.091%, (SOFR + 3.75%), 9/29/28(11)		4,190	4,213,590
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(12)		9,853	4,113,653

29
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Elsan SAS, Term Loan, 7.186%, (1 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	$ 4,348,447
Ensemble RCM LLC, Term Loan, 8.33%, (SOFR + 3.00%), 8/1/29		4,031	4,048,066
IVC Acquisition Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 12/12/28	EUR	4,100	4,350,227
Term Loan, 10.809%, (SOFR + 5.50%), 12/12/28		10,574	10,616,450
Medical Solutions Holdings, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 11/1/28		13,675	12,156,617
Term Loan - Second Lien, 12.416%, (SOFR + 7.00%), 11/1/29		9,500	7,671,250
Mehilainen Yhtiot OYJ, Term Loan, 7.88%, (3 mo. EURIBOR + 4.00%), 8/8/25	EUR	6,025	6,466,778
Midwest Physician Administrative Services LLC, Term Loan, 8.821%, (SOFR + 3.25%), 3/12/28		1,402	1,100,517
National Mentor Holdings, Inc.:
Term Loan, 9.159%, (SOFR + 3.75%), 3/2/28		334	305,145
Term Loan, 9.165%, (SOFR + 3.75%), 3/2/28(11)		12,189	11,145,026
Term Loan - Second Lien, 12.659%, (SOFR + 7.25%), 3/2/29		5,525	4,901,134
Pacific Dental Services LLC, Term Loan, 8.571%, (SOFR + 3.25%), 3/15/31		8,300	8,329,830
Phoenix Guarantor, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31		16,690	16,585,687
R1 RCM, Inc., Term Loan, 8.327%, (SOFR + 3.00%), 6/21/29		2,294	2,306,222
Radnet Management, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 4/18/31		7,025	7,033,781
Ramsay Generale de Sante SA, Term Loan, 6.847%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	6,600	7,051,229
Select Medical Corp., Term Loan, 8.316%, (SOFR + 3.00%), 3/6/27		35,546	35,664,163
Sound Inpatient Physicians:
Term Loan, 8.591%, (SOFR + 3.00%), 6/27/25		197	114,675
Term Loan, 8.591%, (SOFR + 3.00%), 6/27/25		2,310	1,345,393
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,257,029
Term Loan, 12/23/30(10)	EUR	5,250	5,623,847
TTF Holdings LLC, Term Loan, 9.43%, (SOFR + 4.00%), 3/31/28		5,083	5,097,419
U.S. Anesthesia Partners, Inc., Term Loan, 9.692%, (SOFR + 4.25%), 10/1/28		4,992	4,842,379
			$ 233,253,232
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology — 1.2%
Certara LP, Term Loan, 9.105%, (SOFR + 3.50%), 8/15/26		1,799	$ 1,805,310
Cotiviti Corp., Term Loan, 2/21/31(10)		9,600	9,628,003
Imprivata, Inc., Term Loan, 9.091%, (SOFR + 3.50%), 12/1/27		14,389	14,476,664
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.424%, (SOFR + 4.00%), 12/18/28		7,597	6,433,969
Term Loan - Second Lien, 12.18%, (SOFR + 6.75%), 12/17/29		8,775	6,087,656
Project Ruby Ultimate Parent Corp., Term Loan, 8.93%, (SOFR + 3.50%), 3/10/28		3,475	3,484,410
Symplr Software, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 12/22/27		12,861	12,244,519
Verscend Holding Corp., Term Loan, 11.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/27/25		9,898	9,905,949
Waystar Technologies, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 10/22/29		3,275	3,297,516
			$ 67,363,996
Hotels, Restaurants & Leisure — 4.6%
1011778 BC Unlimited Liability Co., Term Loan, 7.566%, (SOFR + 2.25%), 9/20/30		32,485	$ 32,545,436
Caesars Entertainment, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 2/6/31		22,475	22,538,200
Carnival Corp., Term Loan, 8.067%, (SOFR + 2.75%), 10/18/28		26,623	26,739,282
ClubCorp Holdings, Inc., Term Loan, 10.564%, (SOFR + 5.00%), 9/18/26		20,104	20,170,932
Fertitta Entertainment LLC, Term Loan, 9.069%, (SOFR + 3.75%), 1/27/29		19,750	19,822,455
Flutter Financing BV, Term Loan, 7.559%, (SOFR + 2.25%), 11/25/30		31,671	31,769,596
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	21,225	22,738,630
Light & Wonder International, Inc., Term Loan, 8.071%, (SOFR + 2.75%), 4/14/29		7,388	7,409,663
Ontario Gaming GTA LP, Term Loan, 9.559%, (SOFR + 4.25%), 8/1/30		14,888	14,986,318
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.84%, (SOFR + 8.25%), 6/23/26		3,457	3,459,414
Playa Resorts Holding BV, Term Loan, 8.565%, (SOFR + 3.25%), 1/5/29		26,835	26,978,877
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 8/25/28		19,348	19,367,566
Station Casinos LLC, Term Loan, 7.566%, (SOFR + 2.25%), 3/14/31		4,400	4,405,196
			$ 252,931,565

30
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 5/17/28		18,477	$ 16,067,719
Libbey Glass, Inc., Term Loan, 11.975%, (SOFR + 6.50%), 11/22/27		14,169	13,663,820
Serta Simmons Bedding LLC:
Term Loan, 12.924%, (SOFR + 7.50%), 6/29/28		19,908	17,538,512
Term Loan, 6/29/28(10)		2,161	2,123,407
Solis IV BV, Term Loan, 8.824%, (SOFR + 3.50%), 2/26/29		13,648	13,582,579
			$ 62,976,037
Household Products — 0.3%
Energizer Holdings, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 12/22/27		5,385	$ 5,389,234
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.314%, (SOFR + 3.75%), 12/22/26		7,945	7,960,531
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26		5,034	5,059,296
			$ 18,409,061
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.:
Term Loan, 7.316%, (SOFR + 2.00%), 1/31/31		2,625	$ 2,625,546
Term Loan, 7.317%, (SOFR + 2.00%), 1/31/31		2,295	2,295,180
			$ 4,920,726
Industrial Conglomerates — 0.8%
Ammeraal Beltech Holding BV, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	8,225	$ 8,838,677
Kohler Energy Co. LLC, Term Loan, 1/30/31(10)		22,475	22,552,269
Rain Carbon GmbH, Term Loan, 8.915%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	14,523,177
			$ 45,914,123
Insurance — 1.2%
Alliant Holdings Intermediate LLC, Term Loan, 8.819%, (SOFR + 3.50%), 11/6/30		13,833	$ 13,903,079
AmWINS Group, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 2/19/28		4,962	4,979,759
AssuredPartners, Inc., Term Loan, 2/14/31(10)		14,575	14,646,053
Financiere CEP SAS, Term Loan, 7.885%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,485,067
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30		19,660	19,778,940
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Truist Insurance Holdings LLC, Term Loan - Second Lien, 3/8/32(10)		2,500	$ 2,522,812
USI, Inc., Term Loan, 8.552%, (SOFR + 3.25%), 9/27/30		4,478	4,495,688
			$ 65,811,398
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 6.348%, (1 mo. EURIBOR + 2.50%), 6/26/28	EUR	4,800	$ 5,134,237
Term Loan, 8.332%, (SOFR + 2.75%), 6/26/28		893	895,715
Buzz Finco LLC:
Term Loan, 8.166%, (SOFR + 2.75%), 1/29/27		1,951	1,957,925
Term Loan, 8.666%, (SOFR + 3.25%), 1/29/27		435	437,232
Foundational Education Group, Inc., Term Loan, 9.341%, (SOFR + 3.75%), 8/31/28		5,110	5,077,896
Getty Images, Inc.:
Term Loan, 8.875%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,383,571
Term Loan, 9.909%, (SOFR + 4.50%), 2/19/26		13,835	13,869,602
Match Group, Inc., Term Loan, 7.233%, (SOFR + 1.75%), 2/13/27		6,450	6,444,627
			$ 36,200,805
IT Services — 3.7%
Asurion LLC:
Term Loan, 9.416%, (SOFR + 4.00%), 8/19/28		9,013	$ 8,777,741
Term Loan, 9.666%, (SOFR + 4.25%), 8/19/28		7,064	6,908,336
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/31/28		15,790	14,439,387
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/20/29		2,375	2,147,705
Endure Digital, Inc., Term Loan, 8.939%, (SOFR + 3.50%), 2/10/28		29,622	28,765,310
Gainwell Acquisition Corp., Term Loan, 9.409%, (SOFR + 4.00%), 10/1/27		3,567	3,412,183
Go Daddy Operating Co. LLC, Term Loan, 7.316%, (SOFR + 2.00%), 11/9/29		46,225	46,280,942
Informatica LLC, Term Loan, 8.18%, (SOFR + 2.75%), 10/27/28		31,434	31,527,800
NAB Holdings LLC, Term Loan, 8.209%, (SOFR + 2.75%), 11/23/28		14,279	14,285,107
Rackspace Technology Global, Inc.:
Term Loan, 11.552%, (SOFR + 6.25%), 5/15/28		9,976	10,075,383
Term Loan - Second Lien, 8.186%, (SOFR + 2.75%), 5/15/28		25,942	12,452,022
Sedgwick Claims Management Services, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/24/28		12,853	12,916,895

31
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
team.blue Finco SARL:
Term Loan, 7.062%, (1 mo. EURIBOR + 3.20%), 3/30/28	EUR	11,150	$ 11,798,880
Term Loan, 3/30/28(10)	EUR	1,500	1,587,293
			$ 205,374,984
Leisure Products — 0.3%
Fender Musical Instruments Corp., Term Loan, 9.418%, (SOFR + 4.00%), 12/1/28		2,251	$ 2,234,515
Hayward Industries, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 5/30/28		9,008	9,020,683
Recess Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 2/20/30		7,525	7,553,219
			$ 18,808,417
Life Sciences Tools & Services — 1.6%
Avantor Funding, Inc., Term Loan, 6.348%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	10,855	$ 11,623,789
Cambrex Corp., Term Loan, 8.916%, (SOFR + 3.50%), 12/4/26		324	313,020
Catalent Pharma Solutions, Inc.:
Term Loan, 7.43%, (SOFR + 2.00%), 2/22/28		1,019	1,018,818
Term Loan, 8.315%, (SOFR + 3.00%), 2/22/28		2,650	2,664,906
Curia Global, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 8/30/26(11)		17,179	16,361,297
ICON Luxembourg SARL, Term Loan, 7.309%, (SOFR + 2.00%), 7/3/28		24,178	24,289,536
LGC Group Holdings Ltd., Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	5,775	6,101,970
Loire Finco Luxembourg SARL, Term Loan, 8.916%, (SOFR + 3.50%), 4/21/27		1,117	1,098,179
Packaging Coordinators Midco, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/30/27		3,416	3,431,408
PRA Health Sciences, Inc., Term Loan, 7.309%, (SOFR + 2.00%), 7/3/28		6,024	6,051,882
Sotera Health Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 12/11/26		14,828	14,823,514
			$ 87,778,319
Machinery — 4.8%
AI Aqua Merger Sub, Inc., Term Loan, 9.324%, (SOFR + 4.00%), 7/31/28		21,873	$ 21,965,530
Ali Group North America Corp., Term Loan, 7.43%, (SOFR + 2.00%), 7/30/29		11,951	12,006,198
American Trailer World Corp., Term Loan, 9.166%, (SOFR + 3.75%), 3/3/28		13,302	13,061,302
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 15.315%, (SOFR + 10.00%), 2/8/30		11,409	$ 11,066,370
Term Loan - Second Lien, 12.566%, (SOFR + 7.25%), 8.566% cash, 4.00% PIK, 2/8/29		4,889	4,840,518
Barnes Group, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 9/3/30		17,288	17,345,746
Clark Equipment Co., Term Loan, 7.902%, (SOFR + 2.50%), 4/20/29		10,003	10,047,059
Conair Holdings LLC, Term Loan, 9.18%, (SOFR + 3.75%), 5/17/28		24,083	23,929,841
CPM Holdings, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 9/28/28		3,990	4,005,318
Delachaux Group SA, Term Loan, 8.115%, (3 mo. EURIBOR + 4.25%), 4/16/29	EUR	6,257	6,732,717
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30		7,511	7,533,255
Engineered Machinery Holdings, Inc.:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,603	11,329,805
Term Loan, 9.321%, (SOFR + 3.75%), 5/19/28		12,941	12,960,346
Term Loan - Second Lien, 11.571%, (SOFR + 6.00%), 5/21/29		2,000	1,997,500
Filtration Group Corp., Term Loan, 9.68%, (SOFR + 4.25%), 10/21/28		8,927	8,981,654
Icebox Holdco III, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 12/22/28		4,127	4,124,206
INNIO Group Holding GmbH, Term Loan, 8.173%, (3 mo. EURIBOR + 4.25%), 11/2/28	EUR	4,722	5,074,804
Madison IAQ LLC, Term Loan, 8.68%, (SOFR + 3.25%), 6/21/28		11,522	11,537,009
Pro Mach Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 8/31/28		2,791	2,806,095
Roper Industrial Products Investment Co. LLC:
Term Loan, 8.402%, (3 mo. EURIBOR + 4.50%), 11/22/29	EUR	990	1,064,920
Term Loan, 9.302%, (SOFR + 4.00%), 11/22/29		6,399	6,451,565
SPX Flow, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 4/5/29		12,331	12,414,319
Titan Acquisition Ltd., Term Loan, 10.317%, (SOFR + 5.00%), 2/1/29		8,275	8,326,719
TK Elevator Midco GmbH, Term Loan, 7.926%, (3 mo. EURIBOR + 4.00%), 4/30/30	EUR	8,550	9,166,766
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,387,897
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30		12,980	13,039,487
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	11,775	12,433,637
			$ 264,630,583

32
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Media — 0.7%
Aragorn Parent Corp., Term Loan, 9.569%, (SOFR + 4.25%), 12/15/28		5,660	$ 5,702,342
Gray Television, Inc., Term Loan, 8.442%, (SOFR + 3.00%), 12/1/28		1,019	960,573
Hubbard Radio LLC, Term Loan, 9.816%, (SOFR + 4.50%), 3/28/25		5,146	4,258,459
iHeartCommunications, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 5/1/26		2,365	2,073,380
Sinclair Television Group, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 9/30/26		6,134	5,728,691
Univision Communications, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 3/15/26		18,095	18,127,197
			$ 36,850,642
Metals/Mining — 1.1%
Arsenal AIC Parent LLC, Term Loan, 9.066%, (SOFR + 3.75%), 8/18/30		17,761	$ 17,916,269
Dynacast International LLC:
Term Loan, 9.943%, (SOFR + 4.50%), 7/22/25		15,104	14,493,104
Term Loan, 14.443%, (SOFR + 9.00%), 10/22/25		3,018	2,248,592
PMHC II, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/29		16,232	16,022,459
WireCo WorldGroup, Inc., Term Loan, 9.075%, (SOFR + 3.75%), 11/13/28		5,785	5,814,283
Zekelman Industries, Inc., Term Loan, 7.568%, (SOFR + 2.25%), 1/24/31		5,317	5,332,328
			$ 61,827,035
Oil, Gas & Consumable Fuels — 1.1%
Freeport LNG Investments LLP, Term Loan, 12/21/28(10)		11,500	$ 11,451,125
GIP II Blue Holding LP, Term Loan, 9.066%, (SOFR + 3.75%), 9/29/28		7,736	7,786,597
ITT Holdings LLC, Term Loan, 8.421%, (SOFR + 3.00%), 10/11/30		8,532	8,549,897
Matador Bidco SARL, Term Loan, 9.916%, (SOFR + 4.50%), 10/15/26		29,032	29,125,798
Oxbow Carbon LLC, Term Loan, 9.413%, (SOFR + 4.00%), 5/10/30(11)		5,632	5,660,600
			$ 62,574,017
Pharmaceuticals — 1.4%
Aenova Holding GmbH, Term Loan, 8.328%, (1 mo. EURIBOR + 4.50%), 3/6/26	EUR	925	$ 990,760
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 7.848%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	13,000	13,906,557
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc., Term Loan, 10.668%, (SOFR + 5.25%), 2/1/27		12,231	$ 10,309,188
Ceva Sante Animale:
Term Loan, 8.152%, (3 mo. EURIBOR + 4.25%), 11/8/30	EUR	10,300	11,066,154
Term Loan, 9.564%, (SOFR + 4.25%), 11/1/30		4,175	4,207,615
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28		6,956	7,004,478
Mallinckrodt International Finance SA:
Term Loan, 12.819%, (SOFR + 7.50%), 11/14/28		3,434	3,846,213
Term Loan - Second Lien, 14.819%, (SOFR + 9.50%), 11/14/28		19,462	21,294,455
PharmaZell GmbH, Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	1,907,355
Recipharm AB, Term Loan, 6.865%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	2,725	2,856,842
			$ 77,389,617
Professional Services — 3.2%
APFS Staffing Holdings, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 12/29/28		3,590	$ 3,578,971
Apleona Holding GmbH, Term Loan, 6.564%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	7,525	7,951,815
CoreLogic, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		14,027	13,583,067
Term Loan - Second Lien, 11.93%, (SOFR + 6.50%), 6/4/29		1,200	1,090,500
Corporation Service Co., Term Loan, 8.066%, (SOFR + 2.75%), 11/2/29		3,970	3,984,557
Crisis Prevention Institute, Inc., Term Loan, 10.043%, (SOFR + 4.75%), 4/9/31		3,025	3,042,016
EAB Global, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 8/16/28		14,320	14,370,239
Employbridge Holding Co., Term Loan, 10.314%, (SOFR + 4.75%), 7/19/28		20,495	16,671,907
First Advantage Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 1/31/27		5,857	5,865,952
Fleet Midco I Ltd., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31		7,225	7,261,125
Genuine Financial Holdings LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/27/30		4,080	4,073,764
Neptune Bidco U.S., Inc., Term Loan, 10.406%, (SOFR + 5.00%), 4/11/29		7,970	7,505,444
Rockwood Service Corp., Term Loan, 9.68%, (SOFR + 4.25%), 1/23/27		9,205	9,275,720
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7/15/29(10)	EUR	15,075	16,110,169

33
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Teneo Holdings LLC, Term Loan, 10.066%, (SOFR + 4.75%), 3/13/31	10,250	$ 10,341,819
Trans Union LLC, Term Loan, 7.316%, (SOFR + 2.00%), 12/1/28	31,546	31,626,528
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29	9,089	9,040,736
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 2/7/31	11,675	11,741,396
		$ 177,115,725
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.18%, (SOFR + 2.75%), 8/21/25	543	$ 543,643
Term Loan, 8.666%, (SOFR + 3.25%), 1/31/30	6,628	6,644,218
Term Loan, 9.066%, (SOFR + 3.75%), 1/31/30	6,360	6,383,611
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30	7,964	7,994,155
Homeserve USA Holding Corp., Term Loan, 8.319%, (SOFR + 3.00%), 10/21/30	9,500	9,541,562
RE/MAX International, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 7/21/28	16,168	15,304,856
		$ 46,412,045
Road & Rail — 1.9%
Avis Budget Car Rental LLC:
Term Loan, 7.18%, (SOFR + 1.75%), 8/6/27	30,084	$ 29,896,424
Term Loan, 8.416%, (SOFR + 3.00%), 3/16/29	2,986	2,979,975
Hertz Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	17,019	15,737,905
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	3,298	3,054,808
Term Loan, 9.065%, (SOFR + 3.75%), 6/30/28	7,531	6,950,603
Uber Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 3/3/30	46,208	46,549,519
		$ 105,169,234
Semiconductors & Semiconductor Equipment — 0.7%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	6,315	$ 6,320,334
Term Loan - Second Lien, 10.914%, (SOFR + 5.60%), 2/1/30	6,650	6,594,586
Bright Bidco BV, Term Loan, 14.33%, (SOFR + 9.00%), 6.33% cash, 8.00% PIK, 10/31/27	3,814	1,153,602
MaxLinear, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 6/23/28	2,955	2,940,580
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 8/17/29		19,965	$ 20,023,010
Synaptics, Inc., Term Loan, 7.835%, (SOFR + 2.25%), 12/2/28		2,742	2,742,982
			$ 39,775,094
Software — 11.3%
Applied Systems, Inc., Term Loan, 8.809%, (SOFR + 3.50%), 2/24/31		43,551	$ 43,918,033
Astra Acquisition Corp.:
Term Loan, 10.578%, (SOFR + 5.25%), 10/25/28		10,323	5,264,552
Term Loan, 12.078%, (SOFR + 6.75%), 2/25/28		2,343	2,307,632
Term Loan, 2/25/28(10)		4,972	4,872,623
Term Loan - Second Lien, 14.439%, (SOFR + 8.88%), 10/25/29		20,170	5,714,869
Banff Merger Sub, Inc.:
Term Loan, 8.348%, (1 mo. EURIBOR + 4.50%), 12/29/28	EUR	1,907	2,049,449
Term Loan, 9.566%, (SOFR + 4.25%), 12/29/28		3,544	3,570,559
Cegid Group SAS, Term Loan, 7.641%, (3 mo. EURIBOR + 3.75%), 7/10/28	EUR	6,150	6,585,881
Central Parent, Inc., Term Loan, 9.309%, (SOFR + 4.00%), 7/6/29		19,825	19,923,362
Cloud Software Group, Inc.:
Term Loan, 9.909%, (SOFR + 4.50%), 9/29/28(11)		9,427	9,436,672
Term Loan, 9.909%, (SOFR + 4.50%), 3/30/29(11)		4,466	4,470,728
Cloudera, Inc.:
Term Loan, 9.166%, (SOFR + 3.75%), 10/8/28		23,836	23,746,517
Term Loan - Second Lien, 11.416%, (SOFR + 6.00%), 10/8/29		2,950	2,846,750
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28		5,016	4,898,106
Cornerstone OnDemand, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 10/16/28		15,386	14,760,944
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27		10,860	10,887,494
E2open LLC, Term Loan, 8.93%, (SOFR + 3.50%), 2/4/28		16,092	16,174,945
ECI Macola Max Holding LLC, Term Loan, 9.052%, (SOFR + 3.75%), 5/31/30		15,683	15,771,716
Epicor Software Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 7/30/27		34,420	34,603,915
Term Loan, 9.066%, (SOFR + 3.75%), 7/30/27		6,135	6,176,801
Fiserv Investment Solutions, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 2/18/27		12,377	11,899,549

34
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Gen Digital, Inc., Term Loan, 7.416%, (SOFR + 2.00%), 9/12/29		1,176	$ 1,178,424
GoTo Group, Inc.:
Term Loan, 10.173%, (SOFR + 4.75%), 4/30/28		12,930	12,364,256
Term Loan - Second Lien, 10.173%, (SOFR + 4.75%), 4/30/28		10,844	8,259,388
IGT Holding IV AB:
Term Loan, 7.052%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	6,205	6,627,040
Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28		3,994	4,011,973
iSolved, Inc., Term Loan, 8.819%, (SOFR + 3.50%), 10/15/30		5,162	5,178,194
Ivanti Software, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 12/1/27		3,870	3,599,330
Magenta Buyer LLC, Term Loan, 10.591%, (SOFR + 5.00%), 7/27/28		14,659	7,448,490
Marcel LUX IV SARL:
Term Loan, 8.335%, (3 mo. EURIBOR + 4.50%), 11/7/30	EUR	8,650	9,277,441
Term Loan, 9.81%, (SOFR + 4.50%), 11/11/30		28,251	28,410,300
Maverick Bidco, Inc., Term Loan, 9.23%, (SOFR + 3.75%), 5/18/28		5,175	5,165,323
McAfee LLC, Term Loan, 9.177%, (SOFR + 3.75%), 3/1/29		29,628	29,731,047
Mosel Bidco SE:
Term Loan, 8.652%, (3 mo. EURIBOR + 4.75%), 9/16/30	EUR	1,825	1,957,395
Term Loan, 10.059%, (SOFR + 4.75%), 9/16/30		2,575	2,589,484
N-Able International Holdings II LLC, Term Loan, 8.355%, (SOFR + 2.75%), 7/19/28		1,258	1,259,942
Open Text Corp., Term Loan, 8.166%, (SOFR + 2.75%), 1/31/30		23,174	23,271,336
Polaris Newco LLC:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,434	8,621,734
Term Loan, 9.591%, (SOFR + 4.00%), 6/2/28		2,927	2,910,134
Proofpoint, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 8/31/28		21,629	21,734,689
Quest Software U.S. Holdings, Inc., Term Loan, 9.73%, (SOFR + 4.25%), 2/1/29		16,495	11,670,512
RealPage, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 4/24/28		10,663	10,294,911
Redstone Holdco 2 LP, Term Loan, 10.18%, (SOFR + 4.75%), 4/27/28		11,692	9,217,047
Sabre GLBL, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 12/17/27		5,850	5,127,833
Term Loan, 8.93%, (SOFR + 3.50%), 12/17/27		3,734	3,273,117
Term Loan, 9.666%, (SOFR + 4.25%), 6/30/28		3,513	3,093,339
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 10.416%, (SOFR + 5.00%), 6/30/28		1,000	$ 885,000
Skillsoft Corp., Term Loan, 10.68%, (SOFR + 5.25%), 7/14/28		10,283	8,286,739
SolarWinds Holdings, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/5/27		18,345	18,399,483
Sophia LP, Term Loan, 8.916%, (SOFR + 3.50%), 10/9/29		22,993	23,098,632
Turing Midco LLC, Term Loan, 7.93%, (SOFR + 2.50%), 3/24/28		461	457,813
UKG, Inc., Term Loan, 8.814%, (SOFR + 3.50%), 2/10/31		35,095	35,297,491
Veritas U.S., Inc., Term Loan, 10.43%, (SOFR + 5.00%), 9/1/25		30,069	27,701,285
Vision Solutions, Inc.:
Term Loan, 11.75%, (U.S. (Fed) Prime Rate + 3.25%), 4/24/28		33,149	33,081,664
Term Loan - Second Lien, 12.841%, (SOFR + 7.25%), 4/23/29		1,500	1,411,875
			$ 624,773,758
Specialty Retail — 2.1%
Belron Luxembourg SARL, Term Loan, 6.347%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,575	$ 3,836,172
Boels Topholding BV, Term Loan, 7.139%, (EURIBOR + 3.25%), 2/6/27(11)	EUR	6,681	7,146,531
Etraveli Holding AB, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 11/2/28	EUR	7,844	8,418,245
Great Outdoors Group LLC, Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28		27,181	27,221,626
Harbor Freight Tools USA, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 10/19/27		17,787	17,822,560
Hoya Midco LLC, Term Loan, 8.58%, (SOFR + 3.25%), 2/3/29		2,626	2,634,444
Les Schwab Tire Centers, Term Loan, 8.317%, (SOFR + 3.00%), 4/23/31		18,044	18,078,218
LIDS Holdings, Inc., Term Loan, 10.98%, (SOFR + 5.50%), 12/14/26		4,104	4,093,709
Mattress Firm, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 9/25/28		15,783	15,842,131
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28		12,164	12,000,159
			$ 117,093,795
Technology Hardware, Storage & Peripherals — 0.2%
Poseidon Bidco SASU, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	8,200	$ 8,632,704
			$ 8,632,704

35
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 2.9%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.316%, (SOFR + 2.00%), 1/31/31		8,460	$ 8,492,599
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.315%, (SOFR + 2.00%), 6/22/28		40,726	40,840,846
Beacon Roofing Supply, Inc., Term Loan, 7.316%, (SOFR + 2.00%), 5/19/28		5,337	5,356,968
Core & Main LP, Term Loan, 7.568%, (SOFR + 2.25%), 2/9/31		3,691	3,709,204
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		7,189	7,236,049
Foundation Building Materials Holding Co. LLC, Term Loan, 9.33%, (SOFR + 4.00%), 1/29/31(11)		12,400	12,508,500
Patagonia Bidco Ltd., Term Loan, 10.473%, (SONIA + 5.25%), 11/1/28	GBP	20,400	22,518,415
PEARLS (Netherlands) Bidco BV, Term Loan, 7.865%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	6,401,423
Spin Holdco, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 3/4/28		38,309	34,003,670
SRS Distribution, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 6/2/28		4,961	4,998,639
Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		4,234	4,269,640
Windsor Holdings III LLC, Term Loan, 9.319%, (SOFR + 4.00%), 8/1/30		11,769	11,885,470
			$ 162,221,423
Wireless Telecommunication Services — 0.7%
CCI Buyer, Inc., Term Loan, 9.302%, (SOFR + 4.00%), 12/17/27		14,832	$ 14,835,796
Digicel International Finance Ltd., Term Loan, 12.075%, (SOFR + 6.75%), 5/25/27		14,799	14,151,285
SBA Senior Finance II LLC, Term Loan, 7.32%, (SOFR + 2.00%), 1/25/31		7,275	7,307,737
			$ 36,294,818
Total Senior Floating-Rate Loans (identified cost $4,686,718,635)			$4,542,284,327

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(13)	132,996,037	$ 132,996,037
Total Short-Term Investments (identified cost $132,996,037)		$ 132,996,037
Total Investments — 99.3% (identified cost $5,742,243,961)		$5,513,151,680
Less Unfunded Loan Commitments — (0.2)%		$ (10,940,092)
Net Investments — 99.1% (identified cost $5,731,303,869)		$5,502,211,588
Other Assets, Less Liabilities — 0.9%		$ 49,627,359
Net Assets — 100.0%		$5,551,838,947
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $753,226,490 or 13.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	Affiliated company (see Note 7).
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05%.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

36
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $7,863,793. See Note 1F for description.
(10)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	292,775,639	EUR	270,766,698	Standard Chartered Bank	5/3/24	$ 3,813,269	$ —
GBP	787,159	USD	994,480	Citibank, N.A.	5/31/24	—	(10,741)
USD	30,673,878	EUR	28,150,000	Bank of America, N.A.	5/31/24	598,723	—
USD	30,685,639	EUR	28,166,992	Bank of America, N.A.	5/31/24	592,330	—
USD	28,164,855	EUR	25,855,000	Bank of America, N.A.	5/31/24	541,652	—
USD	26,150,837	EUR	24,000,000	Bank of America, N.A.	5/31/24	509,496	—
USD	31,187,938	EUR	28,620,000	State Street Bank and Trust Company	5/31/24	610,639	—
USD	30,683,615	EUR	28,166,000	State Street Bank and Trust Company	5/31/24	591,365	—
USD	30,694,668	EUR	28,180,000	State Street Bank and Trust Company	5/31/24	587,460	—
USD	14,078,340	GBP	11,092,000	HSBC Bank USA, N.A.	5/31/24	216,295	—
USD	14,081,586	GBP	11,091,179	State Street Bank and Trust Company	5/31/24	220,566	—
USD	289,883,480	EUR	270,766,698	Standard Chartered Bank	6/4/24	551,657	—
USD	71,085,979	EUR	65,476,069	State Street Bank and Trust Company	6/28/24	1,045,861	—
						$9,879,313	$(10,741)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
37
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $5,595,962,424)	$ 5,369,215,551
Affiliated investments, at value (identified cost $135,341,445)	132,996,037
Cash	23,796,905
Deposits for derivatives collateral — forward foreign currency exchange contracts	6,810,000
Foreign currency, at value (identified cost $45,417,258)	44,981,760
Interest receivable	34,633,007
Dividends receivable from affiliated investments	547,807
Receivable for investments sold	55,663,106
Receivable for open forward foreign currency exchange contracts	9,879,313
Prepaid upfront fees on notes payable	843,353
Trustees' deferred compensation plan	290,876
Other receivables	2,084,589
Prepaid expenses	116,527
Total assets	$5,681,858,831
Liabilities
Cash collateral due to brokers	$ 6,810,000
Payable for investments purchased	118,776,132
Payable for open forward foreign currency exchange contracts	10,741
Payable to affiliates:
Investment adviser fee	2,299,994
Trustees' fees	9,042
Trustees' deferred compensation plan	290,876
Accrued expenses	1,823,099
Total liabilities	$ 130,019,884
Net Assets applicable to investors' interest in Portfolio	$5,551,838,947
38
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income	$ 1,089,319
Dividend income from affiliated investments	3,281,446
Interest income	253,949,016
Other income	4,183,700
Total investment income	$ 262,503,481
Expenses
Investment adviser fee	$ 14,065,972
Trustees’ fees and expenses	54,250
Custodian fee	602,440
Legal and accounting services	334,888
Interest expense and fees	811,010
Miscellaneous	211,764
Total expenses	$ 16,080,324
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 95,440
Total expense reductions	$ 95,440
Net expenses	$ 15,984,884
Net investment income	$ 246,518,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (109,391,603)
Foreign currency transactions	(92,455)
Forward foreign currency exchange contracts	(1,377,053)
Net realized loss	$(110,861,111)
Change in unrealized appreciation (depreciation):
Investments	$ 202,576,036
Foreign currency	(1,337,836)
Forward foreign currency exchange contracts	1,793,443
Net change in unrealized appreciation (depreciation)	$ 203,031,643
Net realized and unrealized gain	$ 92,170,532
Net increase in net assets from operations	$ 338,689,129
39
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 246,518,597	$ 537,269,640
Net realized loss	(110,861,111)	(335,324,412)
Net change in unrealized appreciation (depreciation)	203,031,643	471,089,099
Net increase in net assets from operations	$ 338,689,129	$ 673,034,327
Capital transactions:
Contributions	$ 133,712,330	$ 308,512,496
Withdrawals	(682,336,605)	(3,320,903,248)
Net decrease in net assets from capital transactions	$ (548,624,275)	$(3,012,390,752)
Net decrease in net assets	$ (209,935,146)	$(2,339,356,425)
Net Assets
At beginning of period	$ 5,761,774,093	$ 8,101,130,518
At end of period	$5,551,838,947	$ 5,761,774,093
40
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.58% (1)(2)	0.58% (2)	0.54% (2)	0.56%	0.59%	0.55%
Net investment income	8.91% (1)	8.21%	4.39%	3.51%	4.17%	5.09%
Portfolio Turnover	15% (3)	19%	27%	26%	28%	16%
Total Return	6.25% (3)	10.63%	(3.32)%	7.80%	1.18%	1.64%
Net assets, end of period (000’s omitted)	$5,551,839	$5,761,774	$8,101,131	$8,986,782	$5,649,501	$7,966,641
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(3)	Not annualized.
41
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.1% and 13.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
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Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
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Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $14,065,972 or 0.51% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $95,440 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
During the six months ended April 30, 2024, EVM reimbursed the Portfolio $6,584 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, and principal repayments on Senior Loans, aggregated $824,833,836 and $1,095,608,641, respectively, for the six months ended April 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,735,738,397
Gross unrealized appreciation	$ 64,280,088
Gross unrealized depreciation	(287,938,325)
Net unrealized depreciation	$ (223,658,237)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for
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Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit related contingent features in a net liability position was $10,741. At April 30, 2024, there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$9,879,313	$(10,741)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
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Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 2,242,201	$ —	$ —	$ (1,700,000)	$ 542,201
HSBC Bank USA, N.A.	216,295	—	(154,596)	—	61,699
Standard Chartered Bank	4,364,926	—	—	(2,530,000)	1,834,926
State Street Bank and Trust Company	3,055,891	—	—	(2,580,000)	475,891
	$9,879,313	$ —	$(154,596)	$(6,810,000)	$2,914,717

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$(10,741)	$ —	$ —	$ —	$(10,741)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(1,377,053)	$1,793,443
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $904,348,000.
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Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $500 million ($600 million prior to March 4, 2024) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 3, 2025. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $573,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2024 is $843,353 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2024.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2024, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $132,996,037, which represents 2.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC(1)(2)(3)	$ 0	$ —	$ —	$ —	$ —	$ 0	$ —	2,577
Short-Term Investments
Liquidity Fund	143,913,942	792,643,826	(803,561,731)	—	—	132,996,037	3,281,446	132,996,037
Total				$ —	$ —	$132,996,037	$3,281,446
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 248,471,740	$ —	$ 248,471,740
Common Stocks	321,220	49,534,187	1,025,305	50,880,712
Corporate Bonds	—	520,635,384	—	520,635,384
Exchange-Traded Funds	17,883,480	—	—	17,883,480
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,502,420,368	28,923,867	4,531,344,235
Short-Term Investments	132,996,037	—	—	132,996,037
Total Investments	$ 151,200,737	$ 5,321,061,679	$ 29,949,172	$ 5,502,211,588
Forward Foreign Currency Exchange Contracts	$ —	$ 9,879,313	$ —	$ 9,879,313
Total	$ 151,200,737	$ 5,330,940,992	$ 29,949,172	$ 5,512,090,901
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (10,741)	$ —	$ (10,741)
Total	$ —	$ (10,741)	$ —	$ (10,741)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
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Eaton Vance
Floating-Rate Fund
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Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
49

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
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Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
51

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
52

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
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Investment Adviser of Eaton Vance Floating Rate Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of
Eaton Vance Floating-Rate Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.24

Eaton Vance
Floating-Rate & High Income Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Floating-Rate & High Income Fund

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Performance

Portfolio Manager(s) Kelley Gerrity, Stephen C. Concannon, CFA, Andrew N. Sveen, CFA, Jeffrey D. Mueller, Ralph Hinckley, CFA and Jake Lemle, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	09/07/2000	09/07/2000	6.39%	9.96%	3.95%	3.82%
Class A at NAV	05/07/2003	09/07/2000	6.37	9.98	3.95	3.83
Class A with 3.25% Maximum Sales Charge	—	—	2.91	6.42	3.27	3.49
Class C at NAV	09/05/2000	09/05/2000	5.87	9.14	3.17	3.20
Class C with 1% Maximum Deferred Sales Charge	—	—	4.87	8.14	3.17	3.20
Class I at NAV	09/15/2000	09/15/2000	6.51	10.36	4.21	4.08
Class R6 at NAV	06/27/2016	09/15/2000	6.55	10.44	4.27	4.13

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	6.05%	11.97%	5.26%	4.59%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class C	Class I	Class R6
	1.08%	1.08%	1.83%	0.83%	0.77%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Fund Profile

Asset Allocation (% of net assets)[1,2]
Credit Quality (% of bonds, loans and asset-backed securities)[3]

Fund invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.
Footnotes:
[1]	Net of unfunded loan commitments.
[2]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
[3]	For Eaton Vance Floating Rate Portfolio’s investments, credit ratings are categorized using S&P Global Ratings (“S&P”). For High Income Opportunities Portfolio’s investments, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable and this breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S& P major rating category. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$1,063.90	$5.59**	1.09%
Class A	$1,000.00	$1,063.70	$5.59**	1.09%
Class C	$1,000.00	$1,058.70	$9.42**	1.84%
Class I	$1,000.00	$1,065.10	$4.31**	0.84%
Class R6	$1,000.00	$1,065.50	$3.95**	0.77%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.44	$5.47**	1.09%
Class A	$1,000.00	$1,019.44	$5.47**	1.09%
Class C	$1,000.00	$1,015.71	$9.22**	1.84%
Class I	$1,000.00	$1,020.69	$4.22**	0.84%
Class R6	$1,000.00	$1,021.03	$3.87**	0.77%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolios.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $833,577,332)	$ 769,827,397
Investment in High Income Opportunities Portfolio, at value (identified cost $154,807,496)	119,643,618
Receivable for Fund shares sold	1,243,300
Receivable from affiliates	5,400
Total assets	$ 890,719,715
Liabilities
Payable for Fund shares redeemed	$ 3,277,932
Distributions payable	442,152
Payable to affiliates:
Administration fee	109,880
Distribution and service fees	44,349
Trustees' fees	42
Accrued expenses	284,240
Total liabilities	$ 4,158,595
Net Assets	$ 886,561,120
Sources of Net Assets
Paid-in capital	$1,147,770,040
Accumulated loss	(261,208,920)
Net Assets	$ 886,561,120
Advisers Class Shares
Net Assets	$ 37,366,989
Shares Outstanding	4,505,845
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.29
Class A Shares
Net Assets	$ 112,939,784
Shares Outstanding	12,802,882
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.82
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.12
Class C Shares
Net Assets	$ 16,068,029
Shares Outstanding	1,941,229
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.28
Class I Shares
Net Assets	$ 689,361,821
Shares Outstanding	83,074,914
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.30
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2024
Class R6 Shares
Net Assets	$30,824,497
Shares Outstanding	3,714,487
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.30
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $75)	$ 841,607
Interest income allocated from Portfolios (net of foreign taxes withheld of $170)	40,581,055
Other income allocated from Portfolios	594,145
Expenses, excluding interest and fees, allocated from Portfolios	(2,509,772)
Interest and fees allocated from Portfolios	(114,676)
Total investment income from Portfolios	$ 39,392,359
Expenses
Administration fee	$ 690,083
Distribution and service fees:
Advisers Class	49,060
Class A	144,344
Class C	80,520
Trustees’ fees and expenses	250
Custodian fee	28,935
Transfer and dividend disbursing agent fees	367,972
Legal and accounting services	49,781
Printing and postage	40,279
Registration fees	47,432
Miscellaneous	11,890
Total expenses	$ 1,510,546
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 28,020
Total expense reductions	$ 28,020
Net expenses	$ 1,482,526
Net investment income	$ 37,909,833
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$ (16,915,439)
Foreign currency transactions	(13,517)
Forward foreign currency exchange contracts	(216,388)
Net realized loss	$(17,145,344)
Change in unrealized appreciation (depreciation):
Investments	$ 38,302,461
Foreign currency	(265,667)
Forward foreign currency exchange contracts	364,719
Net change in unrealized appreciation (depreciation)	$ 38,401,513
Net realized and unrealized gain	$ 21,256,169
Net increase in net assets from operations	$ 59,166,002
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 37,909,833	$ 88,233,939
Net realized loss	(17,145,344)	(46,162,605)
Net change in unrealized appreciation (depreciation)	38,401,513	70,040,912
Net increase in net assets from operations	$ 59,166,002	$ 112,112,246
Distributions to shareholders:
Advisers Class	$ (1,584,309)	$ (3,095,059)
Class A	(4,664,169)	(11,350,770)
Class C	(589,287)	(1,264,508)
Class I	(29,908,569)	(70,780,649)
Class R6	(1,307,207)	(2,375,670)
Total distributions to shareholders	$ (38,053,541)	$ (88,866,656)
Transactions in shares of beneficial interest:
Advisers Class	$ (3,231,780)	$ (4,445,412)
Class A	(6,143,544)	(58,644,353)
Class C	(648,296)	(5,709,390)
Class I	(69,314,816)	(504,295,092)
Class R6	(364,508)	(12,187,963)
Net decrease in net assets from Fund share transactions	$ (79,702,944)	$ (585,282,210)
Net decrease in net assets	$ (58,590,483)	$ (562,036,620)
Net Assets
At beginning of period	$ 945,151,603	$1,507,188,223
At end of period	$886,561,120	$ 945,151,603
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.110	$ 7.990	$ 8.720	$ 8.330	$ 8.620	$ 8.850
Income (Loss) From Operations
Net investment income(1)	$ 0.331	$ 0.604	$ 0.336	$ 0.282	$ 0.324	$ 0.408
Net realized and unrealized gain (loss)	0.181	0.125	(0.727)	0.395	(0.277)	(0.228)
Total income (loss) from operations	$ 0.512	$ 0.729	$ (0.391)	$ 0.677	$ 0.047	$ 0.180
Less Distributions
From net investment income	$ (0.332)	$ (0.609)	$ (0.339)	$ (0.287)	$ (0.337)	$ (0.410)
Total distributions	$ (0.332)	$ (0.609)	$ (0.339)	$ (0.287)	$ (0.337)	$ (0.410)
Net asset value — End of period	$ 8.290	$ 8.110	$ 7.990	$ 8.720	$ 8.330	$ 8.620
Total Return(2)	6.39% (3)(4)	9.35%	(4.56)%	8.20%	0.75%	1.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,367	$39,715	$43,533	$47,953	$42,806	$84,179
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.09% (4)(6)(7)(8)	1.08% (7)	1.02% (7)	1.04%	1.08%	1.04%
Net investment income	8.05% (6)	7.42%	4.01%	3.25%	3.89%	4.68%
Portfolio Turnover of the Fund(9)	3% (3)	3%	24%	9%	8%	5%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2024). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(8)	Includes interest expense allocated from the Portfolios of 0.02% of average daily net assets for the six months ended April 30, 2024.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
10
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.630	$ 8.500	$ 9.280	$ 8.870	$ 9.160	$ 9.410
Income (Loss) From Operations
Net investment income(1)	$ 0.352	$ 0.641	$ 0.357	$ 0.300	$ 0.340	$ 0.434
Net realized and unrealized gain (loss)	0.191	0.137	(0.777)	0.415	(0.272)	(0.248)
Total income (loss) from operations	$ 0.543	$ 0.778	$ (0.420)	$ 0.715	$ 0.068	$ 0.186
Less Distributions
From net investment income	$ (0.353)	$ (0.648)	$ (0.360)	$ (0.305)	$ (0.358)	$ (0.436)
Total distributions	$ (0.353)	$ (0.648)	$ (0.360)	$ (0.305)	$ (0.358)	$ (0.436)
Net asset value — End of period	$ 8.820	$ 8.630	$ 8.500	$ 9.280	$ 8.870	$ 9.160
Total Return(2)	6.37% (3)(4)	9.38%	(4.60)%	8.14%	0.83%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$112,940	$116,469	$172,307	$187,279	$181,561	$195,385
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.09% (4)(6)(7)(8)	1.08% (7)	1.02% (7)	1.04%	1.08%	1.04%
Net investment income	8.05% (6)	7.40%	4.01%	3.25%	3.84%	4.69%
Portfolio Turnover of the Fund(9)	3% (3)	3%	24%	9%	8%	5%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2024). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(8)	Includes interest expense allocated from the Portfolios of 0.02% of average daily net assets for the six months ended April 30, 2024.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
11
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.100	$ 7.980	$ 8.710	$ 8.320	$ 8.600	$ 8.830
Income (Loss) From Operations
Net investment income(1)	$ 0.299	$ 0.540	$ 0.271	$ 0.218	$ 0.259	$ 0.341
Net realized and unrealized gain (loss)	0.182	0.127	(0.726)	0.394	(0.264)	(0.227)
Total income (loss) from operations	$ 0.481	$ 0.667	$ (0.455)	$ 0.612	$ (0.005)	$ 0.114
Less Distributions
From net investment income	$ (0.301)	$ (0.547)	$ (0.275)	$ (0.222)	$ (0.275)	$ (0.344)
Total distributions	$ (0.301)	$ (0.547)	$ (0.275)	$ (0.222)	$ (0.275)	$ (0.344)
Net asset value — End of period	$ 8.280	$ 8.100	$ 7.980	$ 8.710	$ 8.320	$ 8.600
Total Return(2)	5.87% (3)(4)	8.68%	(5.40)%	7.40%	(0.00)% (5)	1.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,068	$16,355	$21,726	$25,764	$37,683	$59,716
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.84% (4)(7)(8)(9)	1.83% (8)	1.77% (8)	1.79%	1.83%	1.79%
Net investment income	7.29% (7)	6.64%	3.23%	2.52%	3.12%	3.93%
Portfolio Turnover of the Fund(10)	3% (3)	3%	24%	9%	8%	5%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2024). Absent this reimbursement, total return would be lower.
(5)	Amount is less than (0.005)%.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(9)	Includes interest expense allocated from the Portfolios of 0.02% of average daily net assets for the six months ended April 30, 2024.
(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
12
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.120	$ 8.000	$ 8.730	$ 8.340	$ 8.620	$ 8.850
Income (Loss) From Operations
Net investment income(1)	$ 0.342	$ 0.621	$ 0.358	$ 0.301	$ 0.344	$ 0.430
Net realized and unrealized gain (loss)	0.181	0.129	(0.728)	0.398	(0.265)	(0.228)
Total income (loss) from operations	$ 0.523	$ 0.750	$ (0.370)	$ 0.699	$ 0.079	$ 0.202
Less Distributions
From net investment income	$ (0.343)	$ (0.630)	$ (0.360)	$ (0.309)	$ (0.359)	$ (0.432)
Total distributions	$ (0.343)	$ (0.630)	$ (0.360)	$ (0.309)	$ (0.359)	$ (0.432)
Net asset value — End of period	$ 8.300	$ 8.120	$ 8.000	$ 8.730	$ 8.340	$ 8.620
Total Return(2)	6.51% (3)(4)	9.76%	(4.43)%	8.47%	1.01%	2.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$689,362	$742,105	$1,227,499	$1,187,123	$546,479	$808,175
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.84% (4)(6)(7)(8)	0.83% (7)	0.77% (7)	0.78%	0.83%	0.79%
Net investment income	8.30% (6)	7.63%	4.27%	3.47%	4.12%	4.94%
Portfolio Turnover of the Fund(9)	3% (3)	3%	24%	9%	8%	5%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2024). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(8)	Includes interest expense allocated from the Portfolios of 0.02% of average daily net assets for the six months ended April 30, 2024.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
13
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.120	$ 8.000	$ 8.730	$ 8.340	$ 8.620	$ 8.850
Income (Loss) From Operations
Net investment income(1)	$ 0.344	$ 0.630	$ 0.364	$ 0.312	$ 0.349	$ 0.435
Net realized and unrealized gain (loss)	0.182	0.125	(0.730)	0.393	(0.267)	(0.228)
Total income (loss) from operations	$ 0.526	$ 0.755	$ (0.366)	$ 0.705	$ 0.082	$ 0.207
Less Distributions
From net investment income	$ (0.346)	$ (0.635)	$ (0.364)	$ (0.315)	$ (0.362)	$ (0.437)
Total distributions	$ (0.346)	$ (0.635)	$ (0.364)	$ (0.315)	$ (0.362)	$ (0.437)
Net asset value — End of period	$ 8.300	$ 8.120	$ 8.000	$ 8.730	$ 8.340	$ 8.620
Total Return(2)	6.55% (3)(4)	9.83%	(4.38)%	8.54%	1.05%	2.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,824	$30,507	$42,124	$37,646	$77,338	$130,492
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.77% (4)(6)(7)(8)	0.77% (7)	0.71% (7)	0.74%	0.79%	0.73%
Net investment income	8.36% (6)	7.72%	4.35%	3.61%	4.19%	4.99%
Portfolio Turnover of the Fund(9)	3% (3)	3%	24%	9%	8%	5%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2024). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(8)	Includes interest expense allocated from the Portfolios of 0.02% of average daily net assets for the six months ended April 30, 2024.
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
14
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2024 were as follows: Eaton Vance Floating Rate Portfolio (13.9%) and High Income Opportunities Portfolio (8.9%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
15

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $190,111,294 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $19,196,107 are short-term and $170,915,187 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. For bank loans and bank loan related assets, the investment adviser fee is computed based on the Fund’s daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For high yield bonds and other instruments that are not bank loan related, the fee is an aggregate of a daily asset-based fee and a daily income-based fee at the following rates:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.3000%	3.0000%
$500 million but less than $1 billion	0.2750%	2.7500%
$1 billion but less than $1.5 billion	0.2500%	2.5000%
$1.5 billion but less than $2 billion	0.2250%	2.2500%
$2 billion but less than $3 billion	0.2000%	2.0000%
$3 billion and over	0.1750%	1.7500%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2024, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,327,224 or 0.51% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2024, the administration fee amounted to $690,083.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of
16

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Morgan Stanley. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund. For the six months ended April 30, 2024, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $17,967 relating to the Portfolios’ investments in the Liquidity Fund.
Effective March 13, 2024, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Advisers Class, Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, EVM was allocated $28,020 of the Fund’s operating expenses for the six months ended April 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $43,850 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,789 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024 in the amount of $162. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $49,060 for Advisers Class shares and $144,344 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $60,390 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $20,130 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $2,266 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Eaton Vance Floating Rate Portfolio	$29,502,288	$114,085,257
High Income Opportunities Portfolio	1,010,715	45,554,677
17

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Advisers Class
Sales	258,263	$ 2,136,764	781,101	$ 6,371,241
Issued to shareholders electing to receive payments of distributions in Fund shares	190,373	1,578,376	377,850	3,081,066
Redemptions	(839,494)	(6,946,920)	(1,710,463)	(13,897,719)
Net decrease	(390,858)	$ (3,231,780)	(551,512)	$ (4,445,412)
Class A
Sales	530,407	$ 4,663,075	2,841,220	$ 24,588,771
Issued to shareholders electing to receive payments of distributions in Fund shares	461,632	4,072,007	1,178,505	10,220,124
Redemptions	(1,689,041)	(14,878,626)	(10,791,599)	(93,453,248)
Net decrease	(697,002)	$ (6,143,544)	(6,771,874)	$ (58,644,353)
Class C
Sales	312,855	$ 2,592,280	295,896	$ 2,411,871
Issued to shareholders electing to receive payments of distributions in Fund shares	67,946	562,326	145,386	1,182,941
Redemptions	(459,956)	(3,802,902)	(1,144,960)	(9,304,202)
Net decrease	(79,155)	$ (648,296)	(703,678)	$ (5,709,390)
Class I
Sales	8,333,992	$ 68,982,694	25,825,099	$ 210,646,813
Issued to shareholders electing to receive payments of distributions in Fund shares	3,342,524	27,734,561	8,135,594	66,333,136
Redemptions	(20,044,280)	(166,032,071)	(96,043,686)	(781,275,041)
Net decrease	(8,367,764)	$ (69,314,816)	(62,082,993)	$(504,295,092)
Class R6
Sales	493,228	$ 4,087,310	948,220	$ 7,745,894
Issued to shareholders electing to receive payments of distributions in Fund shares	156,524	1,298,881	289,289	2,359,388
Redemptions	(694,156)	(5,750,699)	(2,746,908)	(22,293,245)
Net decrease	(44,404)	$ (364,508)	(1,509,399)	$ (12,187,963)
18

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024 and October 31, 2023, the Fund's investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Eaton Vance Floating Rate Portfolio were valued based on Level 1 inputs.
19

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.5%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,504,680
Series 2018-1A, Class E, 11.586%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	2,966,955
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.743%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,441,641
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.50%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	4,000	3,848,440
Apidos CLO XX Ltd., Series 2015-20A, Class DR, 11.289%, (3 mo. SOFR + 5.962%), 7/16/31(1)(2)	2,375	2,381,847
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 13.565%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,351,079
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,997,270
ARES XLIX CLO Ltd., Series 2018-49A, Class D, 8.586%, (3 mo. SOFR + 3.262%), 7/22/30(1)(2)	2,500	2,501,970
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class C, 8.469%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	5,000,845
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	3,955,192
Bain Capital Credit CLO Ltd.:
Series 2018-1A, Class D, 8.288%, (3 mo. SOFR + 2.962%), 4/23/31(1)(2)	5,000	4,919,455
Series 2018-1A, Class E, 10.938%, (3 mo. SOFR + 5.612%), 4/23/31(1)(2)	3,000	2,800,335
Barings CLO Ltd.:
Series 2015-1A, Class DR, 8.186%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,499,900
Series 2018-1A, Class C, 8.19%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,443,625
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 12.536%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,620,600
Battalion CLO XXIII Ltd., Series 2022-23A, Class D, 9.279%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,471,205
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.186%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,345,445
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D, 8.186%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	1,500	1,502,513
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	1,250	1,255,481
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.94%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	$1,750	$ 1,757,921
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.255%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,003,100
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.44%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,008,664
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 8.491%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,501,532
Series 2018-1A, Class D, 11.241%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,449,782
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 8.669%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,483,461
Series 2016-3A, Class ER, 11.519%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,441,254
Series 2018-1A, Class D, 8.641%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,442,440
Series 2018-1A, Class E, 11.541%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,829,416
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.426%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	980,969
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.716%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,946,033
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,955,000
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.411%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,485,743
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.075%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,978,702
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 11.419%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,573,220
Series 2023-21A, Class D, 10.777%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,575,823
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,777,636
Series 2016-1A, Class ER, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,923,540
Series 2016-2A, Class ER, 11.59%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,444,677
Series 2017-1A, Class E, 11.84%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,204,350

20
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2018-1A, Class D, 8.49%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	$3,000	$ 2,964,834
Series 2018-1A, Class E, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,701,875
Series 2019-2A, Class ER, 12.34%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,468,268
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 8.379%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,968,750
Series C17A, Class DR, 11.579%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,407,106
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 9.09%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,504,097
Series 2012-3A, Class DR2, 12.09%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,479,825
Series 2014-3RA, Class C, 8.537%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	984,560
Series 2014-3RA, Class D, 10.987%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,104,841
Series 2014-4RA, Class C, 8.49%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,970,388
Series 2014-4RA, Class D, 11.24%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,451,039
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.929%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,969,790
Series 2022-6A, Class DR, 10.074%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,235,961
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.186%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,003,442
CIFC Funding Ltd., Series 2022-4A, Class D, 8.878%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,754,998
Dryden CLO Ltd.:
Series 2018-55A, Class D, 8.44%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,468,382
Series 2018-55A, Class E, 10.99%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,871,134
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.19%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	4,880,890
Series 2015-41A, Class ER, 10.89%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,164,014
Series 2016-42A, Class DR, 8.52%, (3 mo. SOFR + 3.192%), 7/15/30(1)(2)	2,500	2,487,423
Series 2016-42A, Class ER, 11.14%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	3,500	3,311,444
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,250	2,267,053
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.286%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,253,823
Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 12.395%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	$2,500	$ 2,507,357
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 12.531%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,960,532
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.986%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,004,415
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	1,992,268
Series 2018-2A, Class E, 11.336%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,727,978
Madison Park Funding LIX Ltd., Series 2021-59A, Class E, 12.189%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	1,450	1,454,598
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.379%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,508,510
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.565%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,951,146
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class DR, 8.679%, (3 mo. SOFR + 3.362%), 10/17/30(1)(2)	2,500	2,504,072
Series 2016-22A, Class ER, 11.639%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	3,000	3,008,283
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class E, 11.186%, (3 mo. SOFR + 5.862%), 4/20/30(1)(2)	1,950	1,955,552
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.786%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	1,000	1,003,245
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.824%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,208,822
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.125%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	500,819
Series 2022-24A, Class E, 12.745%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	1,002,958
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.429%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,325	1,328,521
Series 2015-1A, Class DR4, 12.076%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,005,212
Series 2021-2A, Class E, 11.94%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,002,878
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.285%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,241,879
RAD CLO 14 Ltd., Series 2021-14A, Class E, 12.09%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	952,731

21
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Regatta XIII Funding Ltd.:
Series 2018-2A, Class C, 8.69%, (3 mo. SOFR + 3.362%), 7/15/31(1)(2)	$2,500	$ 2,504,845
Series 2018-2A, Class D, 11.54%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,695,815
Regatta XIV Funding Ltd.:
Series 2018-3A, Class D, 8.785%, (3 mo. SOFR + 3.462%), 10/25/31(1)(2)	2,500	2,505,320
Series 2018-3A, Class E, 11.535%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	2,000	1,972,744
Regatta XV Funding Ltd., Series 2018-4A, Class D, 12.085%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,852,443
Upland CLO Ltd.:
Series 2016-1A, Class CR, 8.486%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,505,679
Series 2016-1A, Class DR, 11.486%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,099,173
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.786%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,493,255
Series 2018-9A, Class D, 11.836%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	3,295,351
Voya CLO Ltd.:
Series 2015-3A, Class CR, 8.736%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,433,613
Series 2015-3A, Class DR, 11.786%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	4,921,092
Series 2016-3A, Class CR, 8.839%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,969,078
Series 2016-3A, Class DR, 11.669%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,322,622
Series 2018-2A, Class E, 10.84%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,297,605
Webster Park CLO Ltd.:
Series 2015-1A, Class CR, 8.486%, (3 mo. SOFR + 3.162%), 7/20/30(1)(2)	2,000	2,002,116
Series 2015-1A, Class DR, 11.086%, (3 mo. SOFR + 5.762%), 7/20/30(1)(2)	2,500	2,469,478
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 9.086%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,171,381
Series 2021-3A, Class E, 12.69%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	898,904
Series 2022-1A, Class D, 9.469%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	996,488
Series 2022-1A, Class E, 13.189%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,997,284
Total Asset-Backed Securities (identified cost $252,088,878)		$ 248,471,740

Common Stocks — 0.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)(6)	950	$ 0
IAP Worldwide Services LLC(3)(4)(5)	1,627	0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco Ltd., Class A(4)(5)(6)	3,812,783	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	223,950	$ 4,702,950
Phoenix Services International LLC(5)(6)	168,954	865,889
Phoenix Services International LLC(5)(6)	15,415	79,002
		$ 5,647,841
Containers and Glass Products — 0.0%(7)
LG Parent Holding Co.(5)(6)	250,979	$ 1,419,587
		$ 1,419,587
Electronics/Electrical — 0.0%(7)
Skillsoft Corp.(5)(6)	44,676	$ 321,220
		$ 321,220
Entertainment — 0.0%(7)
New Cineworld Ltd.(5)(6)	80,602	$ 1,546,551
		$ 1,546,551
Health Care — 0.1%
Akorn Holding Co. LLC(4)(5)(6)	705,631	$ 0
Envision Parent, Inc.(5)(6)	778,264	5,496,490
		$ 5,496,490
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(5)(6)	1,348,933	$ 9,554,897
Serta SSB Equipment Co.(4)(5)(6)	1,348,933	0
		$ 9,554,897
Investment Companies — 0.0%(7)
Aegletes BV(5)(6)	116,244	$ 241,788
		$ 241,788

22
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(5)(6)	141,193	$ 11,736,668
		$ 11,736,668
Oil and Gas — 0.0%(7)
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 1,021,601
McDermott International Ltd.(5)(6)	1,013,850	255,186
		$ 1,276,787
Pharmaceuticals — 0.3%
Covis Midco 1 SARL, Class A(5)(6)	8,008	$ 4,084
Covis Midco 1 SARL, Class B(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class C(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class D(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class E(5)(6)	8,008	4,084
Mallinckrodt International Finance SA(5)(6)	250,308	13,203,747
		$ 13,224,167
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(4)(5)(6)	2,897	$ 0
Jubilee Enterprise PCL, Class A2(4)(5)(6)	2,314,594	0
		$ 0
Retailers (Except Food and Drug) — 0.0%(7)
Phillips Feed Service, Inc.(4)(5)(6)	2,590	$ 3,704
		$ 3,704
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(4)(5)(6)	364,650	$ 0
		$ 0
Utilities — 0.0%(7)
Longview Intermediate Holdings LLC, Class A(6)	149,459	$ 411,012
		$ 411,012
Total Common Stocks (identified cost $97,591,740)		$ 50,880,712

Corporate Bonds — 9.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,175	$ 3,192,460
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
6.875%, 12/15/30(1)		17,000	$ 17,131,740
			$ 20,324,200
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)		8,117	$ 8,029,975
5.75%, 4/20/29(1)		12,875	12,444,495
United Airlines, Inc.:
4.375%, 4/15/26(1)		4,625	4,452,970
4.625%, 4/15/29(1)		4,625	4,267,207
			$ 29,194,647
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)		2,175	$ 2,199,569
Clarios Global LP, 6.75%, 5/15/25(1)		1,890	1,892,433
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)		3,893	3,891,883
			$ 7,983,885
Building and Development — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)		4,075	$ 4,049,538
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	881,841
			$ 4,931,379
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		853	$ 851,611
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		4,475	4,019,032
4.625%, 6/1/28(1)		15,725	14,142,112
			$ 19,012,755
Chemicals — 0.5%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	1,250	$ 1,310,231
7.50%, 4/15/29(1)		7,425	7,468,815
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		9,350	8,434,824
7.125%, 10/1/27(1)		925	937,732
9.75%, 11/15/28(1)		8,600	9,136,370
			$ 27,287,972

23
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Commercial Services — 0.4%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	15,300	$ 14,455,834
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	5,250	5,341,589
		$ 19,797,423
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	5,150	$ 4,783,246
4.375%, 10/15/28(1)	6,625	6,103,805
		$ 10,887,051
Diversified Financial Services — 0.3%
AG Issuer LLC, 6.25%, 3/1/28(1)	8,075	$ 7,824,889
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	2,925	3,015,909
Aretec Group, Inc., 10.00%, 8/15/30(1)	4,225	4,594,511
		$ 15,435,309
Diversified Telecommunication Services — 0.7%
Altice France SA:
5.125%, 1/15/29(1)	1,300	$ 850,656
5.125%, 7/15/29(1)	28,050	18,311,475
5.50%, 10/15/29(1)	6,455	4,232,994
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	11,225	11,302,940
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,490,415
		$ 40,188,480
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,333,751
		$ 8,333,751
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,228,801
		$ 5,228,801
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	$ 16,750,458
		$ 16,750,458
Engineering & Construction — 0.0%(7)
Artera Services LLC, 8.50%, 2/15/31(1)	1,175	$ 1,203,240
		$ 1,203,240
Security	Principal Amount* (000's omitted)	Value
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	3,925	$ 3,869,768
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	1,885,935
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,073,132
		$ 6,828,835
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	22,800	$ 20,448,090
Tenet Healthcare Corp., 4.25%, 6/1/29	7,950	7,289,005
		$ 27,737,095
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$ 31,635,971
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,125,000
		$ 33,760,971
Household Products — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	14,212	$ 13,745,513
		$ 13,745,513
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(1)	700	$ 653,525
AmWINS Group, Inc., 6.375%, 2/15/29(1)	5,850	5,782,826
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	27,325	27,484,200
		$ 33,920,551
Internet Software & Services — 0.3%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	$ 13,859,331
		$ 13,859,331
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,300	$ 3,271,843
NCL Corp. Ltd., 5.875%, 2/15/27(1)	22,000	21,507,078
		$ 24,778,921
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	13,400	$ 12,442,437
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	7,150	6,847,043
		$ 19,289,480

24
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Media — 0.3%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	$ 1,823,150
5.25%, 8/15/27(1)	2,125	1,560,950
6.375%, 5/1/26	2,896	2,449,792
Univision Communications, Inc., 4.50%, 5/1/29(1)	9,125	7,946,110
		$ 13,780,002
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	10,525	$ 10,522,051
		$ 10,522,051
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,785,296
		$ 4,785,296
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	6,393	$ 6,308,352
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	6,245,003
		$ 12,553,355
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 14,106,789
		$ 14,106,789
Retailers (Except Food and Drug) — 0.0%(7)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,201,062
		$ 1,201,062
Software — 0.7%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,232,739
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	13,600	13,096,667
GoTo Group, Inc.:
5.50%, 5/1/28(1)	4,842	4,143,300
5.50%, 5/1/28(1)	4,842	3,250,498
UKG, Inc., 6.875%, 2/1/31(1)	7,850	7,869,905
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	4,900	4,462,153
		$ 37,055,262
Security	Principal Amount* (000's omitted)	Value
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 10,391,095
		$ 10,391,095
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	6,075	$ 5,079,799
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	5,550	4,538,788
		$ 9,618,587
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash, 1.50% PIK), 5/25/27	6,327	$ 6,141,837
		$ 6,141,837
Total Corporate Bonds (identified cost $553,255,645)		$ 520,635,384

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	426,000	$ 17,883,480
Total Exchange-Traded Funds (identified cost $19,593,026)		$ 17,883,480

Senior Floating-Rate Loans — 81.8%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.5%
Aernnova Aerospace SAU:
Term Loan, 6.902%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,194	$ 1,268,798
Term Loan, 6.952%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	4,948,311
Dynasty Acquisition Co., Inc.:
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28		24,068	24,207,950
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28		9,280	9,333,963
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		6,709	5,330,664
TransDigm, Inc.:
Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28		9,252	9,310,475
Term Loan, 8.059%, (SOFR + 2.75%), 2/22/30		27,474	27,627,260
			$ 82,027,421

25
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines — 0.4%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28		22,100	$ 23,015,382
			$ 23,015,382
Apparel & Luxury Goods — 0.5%
Gloves Buyer, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 12/29/27		12,060	$ 12,089,787
Hanesbrands, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 3/8/30		4,529	4,540,573
Touchdown Acquirer, Inc.:
Term Loan, 0.00%, 2/21/31(9)		1,600	1,609,000
Term Loan, 7.929%, (3 mo. EURIBOR + 4.00%), 2/21/31	EUR	3,825	4,085,443
Term Loan, 9.314%, (SOFR + 4.00%), 2/21/31		7,425	7,466,766
			$ 29,791,569
Auto Components — 1.8%
Adient U.S. LLC, Term Loan, 8.066%, (SOFR + 2.75%), 1/31/31		6,473	$ 6,509,229
Autokiniton U.S. Holdings, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 4/6/28		20,474	20,598,327
Clarios Global LP, Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	16,490	17,647,090
DexKo Global, Inc.:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,454,765
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	7,303	7,712,382
Term Loan, 9.321%, (SOFR + 3.75%), 10/4/28		9,319	9,264,739
Garrett Motion, Inc., Term Loan, 9.83%, (SOFR + 4.50%), 4/30/28		6,714	6,747,857
LSF12 Badger Bidco LLC, Term Loan, 11.316%, (SOFR + 6.00%), 8/30/30		3,092	3,111,577
LTI Holdings, Inc., Term Loan, 10.18%, (SOFR + 4.75%), 7/24/26		7,007	6,941,132
RealTruck Group, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 1/31/28		11,450	11,383,465
Term Loan, 10.43%, (SOFR + 5.00%), 1/31/28		7,125	7,104,216
			$ 100,474,779
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 1/22/31		17,028	$ 17,054,857
MajorDrive Holdings IV LLC:
Term Loan, 9.571%, (SOFR + 4.00%), 6/1/28		14,817	14,900,278
Term Loan, 10.959%, (SOFR + 5.50%), 6/1/29		2,130	2,146,838
			$ 34,101,973
Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages — 0.7%
City Brewing Co. LLC:
Term Loan, 9.09%, (SOFR + 3.50%), 4/5/28		6,994	$ 6,434,269
Term Loan, 11.574%, (SOFR + 6.25%), 4/5/28		4,781	4,768,985
Term Loan - Second Lien, 10.59%, (SOFR + 5.00%), 9.09% cash, 1.50% PIK, 4/5/28		7,744	5,652,953
Triton Water Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 3/31/28		21,049	20,982,922
			$ 37,839,129
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 3/12/26		18,084	$ 18,174,703
Alltech, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 10/13/28		4,712	4,688,596
Grifols Worldwide Operations USA, Inc., Term Loan, 7.459%, (SOFR + 2.00%), 11/15/27		4,417	4,327,220
			$ 27,190,519
Building Products — 0.6%
Cornerstone Building Brands, Inc., Term Loan, 8.671%, (SOFR + 3.25%), 4/12/28		6,025	$ 5,917,178
CPG International, Inc., Term Loan, 7.916%, (SOFR + 2.50%), 4/28/29		5,589	5,604,695
LHS Borrower LLC, Term Loan, 10.166%, (SOFR + 4.75%), 2/16/29		5,797	5,605,684
MI Windows and Doors LLC, Term Loan, 8.816%, (SOFR + 3.50%), 3/28/31		12,400	12,471,300
Oscar AcquisitionCo LLC, Term Loan, 9.902%, (SOFR + 4.50%), 4/29/29		1,590	1,598,245
Standard Industries, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 9/22/28		3,788	3,802,109
			$ 34,999,211
Capital Markets — 4.1%
Advisor Group, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 8/17/28		22,170	$ 22,317,739
AllSpring Buyer LLC, Term Loan, 8.677%, (SOFR + 3.25%), 11/1/28		6,188	6,177,910
Aretec Group, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30		26,992	27,157,280
CeramTec AcquiCo GmbH, Term Loan, 7.452%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	13,620,729
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28		8,134	8,173,104
Edelman Financial Center LLC:
Term Loan, 8.93%, (SOFR + 3.50%), 4/7/28		18,804	18,834,104
Term Loan - Second Lien, 7/20/26(10)		3,300	3,319,153

26
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
EIG Management Co. LLC, Term Loan, 9.166%, (SOFR + 3.75%), 2/22/25		2,844	$ 2,841,723
FinCo I LLC, Term Loan, 8.33%, (SOFR + 3.00%), 6/27/29		12,754	12,805,430
Focus Financial Partners LLC:
Term Loan, 7.816%, (SOFR + 2.50%), 6/30/28		9,827	9,827,544
Term Loan, 8.066%, (SOFR + 2.75%), 6/30/28		28,395	28,424,855
Franklin Square Holdings LP, Term Loan, 7.568%, (SOFR + 2.25%), 4/25/31		9,825	9,831,141
Guggenheim Partners LLC, Term Loan, 8.552%, (SOFR + 3.25%), 12/12/29		19,133	19,255,000
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28		2,661	2,677,986
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 3/22/31		6,275	6,313,240
LPL Holdings, Inc., Term Loan, 7.179%, (SOFR + 1.75%), 11/12/26		10,729	10,746,859
Mariner Wealth Advisors LLC, Term Loan, 8.68%, (SOFR + 3.25%), 8/18/28		13,383	13,399,736
Press Ganey Holdings, Inc., Term Loan, 4/24/31(10)		6,200	6,188,375
Victory Capital Holdings, Inc., Term Loan, 7.652%, (SOFR + 2.25%), 12/29/28		6,839	6,843,198
			$ 228,755,106
Chemicals — 4.4%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.33%, (SOFR + 2.00%), 12/20/29		16,873	$ 16,937,107
CPC Acquisition Corp., Term Loan, 9.321%, (SOFR + 3.75%), 12/29/27		14,714	12,488,403
ECO Services Operations Corp., Term Loan, 7.93%, (SOFR + 2.50%), 6/9/28		8,623	8,629,362
Flint Group Midco Ltd., Term Loan, 10.588%, (SOFR + 5.26%), 9.838% cash, 0.75% PIK, 12/31/26		5,001	4,790,576
Flint Group Packaging INKS North America Holdings LLC:
Term Loan, 8.892%, (3 mo. EURIBOR + 5.00%), 8.142% cash, 0.75% PIK, 12/31/26	EUR	1,552	1,586,565
Term Loan, 10.892%, (3 mo. EURIBOR + 7.00%), 3.992% cash, 6.90% PIK, 12/30/27	EUR	792	699,802
Term Loan - Second Lien, 10.892%, (3 mo. EURIBOR + 7.00%), 3.992% cash, 6.90% PIK, 12/30/27	EUR	1,055	175,651
Flint Group Topco Ltd.:
Term Loan, 12.588%, (SOFR + 7.262%), 5.688% cash, 6.90% PIK, 12/31/27		2,586	2,140,290
Term Loan - Second Lien, 12.588%, (SOFR + 7.262%), 5.688% cash, 6.90% PIK, 12/31/27		3,391	528,973
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Gemini HDPE LLC, Term Loan, 8.591%, (SOFR + 3.00%), 12/31/27		4,571	$ 4,579,945
GEON Performance Solutions LLC, Term Loan, 10.314%, (SOFR + 4.75%), 8/18/28		5,631	5,655,980
Groupe Solmax, Inc., Term Loan, 10.252%, (SOFR + 4.75%), 5/29/28(11)		9,344	9,221,051
INEOS Enterprises Holdings II Ltd., Term Loan, 7.952%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	1,975	2,115,625
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.193%, (SOFR + 3.75%), 7/8/30		10,898	10,938,554
INEOS Finance PLC:
Term Loan, 6.598%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,460,093
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	6,200	6,639,287
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.598%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,290	1,378,295
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,496,606
Term Loan, 9.18%, (SOFR + 3.75%), 3/14/30		4,963	4,959,399
INEOS U.S. Finance LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 2/18/30		20,549	20,613,285
Term Loan, 9.066%, (SOFR + 3.75%), 2/7/31		5,275	5,298,078
Term Loan, 9.166%, (SOFR + 3.75%), 11/8/27		2,624	2,631,229
Kraton Corp., Term Loan, 8.841%, (SOFR + 3.25%), 3/15/29		5,586	5,374,782
Kraton Polymers Holdings BV, Term Loan, 7.188%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,395,280
Lonza Group AG:
Term Loan, 7.827%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	4,600	4,595,287
Term Loan, 9.334%, (SOFR + 3.93%), 7/3/28		10,712	10,293,543
Momentive Performance Materials, Inc., Term Loan, 9.817%, (SOFR + 4.50%), 3/29/28		21,477	21,382,923
Olympus Water U.S. Holding Corp.:
Term Loan, 9.321%, (SOFR + 3.75%), 11/9/28		3,927	3,940,057
Term Loan, 9.576%, (SOFR + 4.25%), 11/9/28		5,317	5,341,896
Orion Engineered Carbons GmbH, Term Loan, 6.302%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,318,159
Rohm Holding GmbH:
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	1,000	1,011,840
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	10,800	10,927,867
Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26		13,712	12,957,530
SCUR-Alpha 1503 GmbH, Term Loan, 10.83%, (SOFR + 5.50%), 3/29/30		8,437	7,825,626

27
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Tronox Finance LLC:
Term Loan, 8.041%, (SOFR + 2.50%), 3/10/28(11)		11,570	$ 11,583,144
Term Loan, 8.552%, (SOFR + 3.25%), 4/4/29		3,602	3,612,193
Term Loan, 8.816%, (SOFR + 3.50%), 8/16/28		5,062	5,079,185
			$ 244,603,468
Commercial Services & Supplies — 1.6%
Albion Financing 3 SARL:
Term Loan, 10.575%, (SOFR + 5.25%), 8/17/26		3,444	$ 3,467,885
Term Loan, 10.824%, (SOFR + 5.50%), 8/17/26		3,490	3,511,561
Belfor Holdings, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 11/1/30		6,176	6,202,344
EnergySolutions LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/20/30		16,227	16,313,222
Foundever Group, Term Loan, 7.60%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	3,436,092
Foundever Worldwide Corp., Term Loan, 9.18%, (SOFR + 3.75%), 8/28/28		16,373	12,738,702
GFL Environmental, Inc., Term Loan, 7.826%, (SOFR + 2.50%), 5/31/27		4,259	4,282,451
Harsco Corp., Term Loan, 7.68%, (SOFR + 2.25%), 3/10/28		881	880,020
Heritage-Crystal Clean, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 10/17/30		7,307	7,335,227
Monitronics International, Inc., Term Loan, 13.091%, (SOFR + 7.50%), 6/30/28		12,281	12,265,368
Phoenix Services International LLC, Term Loan, 11.418%, (SOFR + 6.10%), 6/30/28		2,063	1,928,567
Tempo Acquisition LLC, Term Loan, 8.066%, (SOFR + 2.75%), 8/31/28		2,450	2,460,001
TMF Group Holding BV, Term Loan, 9.306%, (SOFR + 4.00%), 5/3/28		4,638	4,661,567
TruGreen LP, Term Loan, 9.416%, (SOFR + 4.00%), 11/2/27		8,356	8,048,859
			$ 87,531,866
Construction Materials — 0.5%
Quikrete Holdings, Inc.:
Term Loan, 7.569%, (SOFR + 2.25%), 3/19/29		20,517	$ 20,547,124
Term Loan, 7.819%, (SOFR + 2.50%), 4/14/31		5,394	5,404,882
U.S. Silica Co., Term Loan, 9.316%, (SOFR + 4.00%), 3/25/30		3,242	3,247,887
			$ 29,199,893
Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail — 0.4%
Cardenas Markets, Inc., Term Loan, 12.159%, (SOFR + 6.75%), 8/1/29		4,133	$ 4,161,087
Peer Holding III BV:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	5,725	6,141,799
Term Loan, 8.559%, (SOFR + 3.25%), 10/28/30		11,475	11,529,988
			$ 21,832,874
Containers & Packaging — 1.1%
Berlin Packaging LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/11/28(11)		2,887	$ 2,891,980
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.091%, (SOFR + 3.68%), 4/13/29		12,892	12,960,111
Kouti BV, Term Loan, 7.127%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	24,250	25,636,992
Pretium Packaging LLC, Term Loan - Second Lien, 11.309%, (SOFR + 6.00%), 9.906% cash, 1.403% PIK, 10/2/28		2,480	2,196,061
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.334%, (SOFR + 6.75%), 10/1/29		6,675	4,113,469
Proampac PG Borrower LLC, Term Loan, 9.326%, (SOFR + 4.00%), 9/15/28(11)		11,795	11,851,961
			$ 59,650,574
Distributors — 0.5%
CD&R Hydra Buyer, Inc., Term Loan, 9.42%, (SOFR + 4.00%), 3/25/31		8,350	$ 8,426,979
Parts Europe SA, Term Loan, 7.647%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	14,275	15,294,646
Phillips Feed Service, Inc., Term Loan, 12.416%, (SOFR + 7.00%), 11/13/24(4)		468	327,738
Rubix Group Midco 3 Ltd., Term Loan, 8.149%, (6 mo. EURIBOR + 4.25%), 9/30/26	EUR	1,500	1,607,090
Winterfell Financing SARL, Term Loan, 8.898%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,103,275
			$ 27,759,728
Diversified Consumer Services — 1.1%
Ascend Learning LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 12/11/28		6,735	$ 6,720,691
Term Loan - Second Lien, 12/10/29(10)		3,500	3,449,250
Belron Finance U.S. LLC, Term Loan, 7.578%, (SOFR + 2.00%), 4/13/28		7,590	7,612,391
FrontDoor, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 6/17/28		851	850,538
KUEHG Corp., Term Loan, 9.823%, (SOFR + 4.50%), 6/12/30		16,250	16,314,176

28
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Sotheby's, Term Loan, 10.09%, (SOFR + 4.50%), 1/15/27		10,737	$ 10,511,450
Spring Education Group, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 10/4/30		3,716	3,735,659
Wand NewCo 3, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 1/30/31		12,150	12,241,125
			$ 61,435,280
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,336,067
			$ 9,336,067
Diversified Telecommunication Services — 0.7%
GEE Holdings 2 LLC:
Term Loan, 13.413%, (SOFR + 8.00%), 3/24/25		9,639	$ 8,771,597
Term Loan - Second Lien, 13.662%, (SOFR + 8.25%), 5.412% cash, 8.25% PIK, 3/23/26		7,560	4,536,264
Level 3 Financing, Inc.:
Term Loan, 11.875%, (SOFR + 6.56%), 4/15/29		6,175	6,086,533
Term Loan, 11.875%, (SOFR + 6.56%), 4/15/30		6,175	6,060,801
Lumen Technologies, Inc.:
Term Loan, 7.78%, (SOFR + 2.35%), 4/15/29		9,635	6,953,971
Term Loan, 7.78%, (SOFR + 2.35%), 4/15/30		9,635	6,744,412
Virgin Media Bristol LLC, Term Loan, 7.936%, (SOFR + 2.50%), 1/31/28		2,563	2,518,456
			$ 41,672,034
Electrical Equipment — 0.6%
WEC U.S. Holdings Ltd., Term Loan, 8.066%, (SOFR + 2.75%), 1/27/31		31,492	$ 31,550,182
			$ 31,550,182
Electronic Equipment, Instruments & Components — 1.4%
Chamberlain Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 11/3/28		11,200	$ 11,233,600
Creation Technologies, Inc., Term Loan, 11.068%, (SOFR + 5.50%), 10/5/28		12,751	12,081,675
II-VI, Inc., Term Loan, 7.829%, (SOFR + 2.50%), 7/2/29		381	382,112
Minimax Viking GmbH, Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	3,469	3,727,421
Mirion Technologies, Inc., Term Loan, 8.314%, (SOFR + 2.75%), 10/20/28		1,722	1,727,165
Robertshaw U.S. Holding Corp.:
DIP Loan, 6.309%, (SOFR + 1.00%), 9/27/24		5,698	5,555,647
Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
Robertshaw U.S. Holding Corp.: (continued)
Term Loan, 0.00%, 2/28/27(12)	3	$ 3,223
Term Loan, 0.00%, 2/28/27(12)	18,216	17,760,174
Term Loan - Second Lien, 0.00%, 2/28/27(12)	16,894	9,291,684
TTM Technologies, Inc., Term Loan, 8.077%, (SOFR + 2.75%), 5/30/30	5,186	5,195,536
Verifone Systems, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 8/20/25	14,540	13,202,383
		$ 80,160,620
Energy Equipment & Services — 0.8%
Ameriforge Group, Inc.:
Term Loan, 12.088%, (SOFR + 8.00%), 12/29/23(4)(9)	3,251	$ 2,633,237
Term Loan, 20.50%, (U.S. (Fed) Prime Rate + 12.00%), 12/29/23(4)	25,469	20,632,228
GIP Pilot Acquisition Partners LP, Term Loan, 8.308%, (SOFR + 3.00%), 10/4/30	4,863	4,893,205
Lealand Finance Co. BV:
Term Loan, 3.63%, 6/28/24(9)	9,039	6,011,181
Term Loan, 9.444%, (SOFR + 4.00%), 6.444% cash, 3.00% PIK, 6/30/25	2,557	929,951
PG Investment Co. 59 SARL, Term Loan, 8.813%, (SOFR + 3.50%), 3/26/31	10,350	10,399,597
		$ 45,499,399
Engineering & Construction — 0.8%
Aegion Corp., Term Loan, 9.566%, (SOFR + 4.25%), 5/17/28	15,687	$ 15,792,575
American Residential Services LLC, Term Loan, 9.071%, (SOFR + 3.50%), 10/15/27	495	495,456
APi Group DE, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 1/3/29	10,603	10,637,943
Artera Services LLC, Term Loan, 9.809%, (SOFR + 4.50%), 2/15/31	4,150	4,190,462
Northstar Group Services, Inc.:
Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26	10,598	10,635,173
Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26	1,925	1,922,594
		$ 43,674,203
Entertainment — 0.9%
City Football Group Ltd., Term Loan, 8.439%, (SOFR + 3.00%), 7/21/28	8,186	$ 8,182,730
Crown Finance U.S., Inc., Term Loan, 13.93%, (SOFR + 8.50%), 6.93% cash, 7.00% PIK, 7/31/28	1,842	1,875,585

29
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Delta 2 (LUX) SARL, Term Loan, 7.559%, (SOFR + 2.25%), 1/15/30		2,500	$ 2,505,730
Live Nation Entertainment, Inc., Term Loan, 7.165%, (SOFR + 1.75%), 10/19/26		5,542	5,544,153
Playtika Holding Corp., Term Loan, 8.18%, (SOFR + 2.75%), 3/13/28		13,458	13,466,007
Renaissance Holding Corp., Term Loan, 9.566%, (SOFR + 4.25%), 4/5/30		10,970	10,997,369
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26		7,161	7,183,516
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	1,592	998,184
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	435	463,846
			$ 51,217,120
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc.:
Term Loan, 7.18%, (1 mo. USD LIBOR + 1.75%), 1/2/26		3,615	$ 3,613,180
Term Loan, 7.566%, (SOFR + 2.25%), 1/31/31		10,199	10,190,941
			$ 13,804,121
Financial Services — 1.2%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/24(12)		18,244	$ 2,006,820
GTCR W Merger Sub LLC, Term Loan, 8.309%, (SOFR + 3.00%), 1/31/31		30,700	30,858,289
NCR Atleos LLC, Term Loan, 10.18%, (SOFR + 4.75%), 3/27/29(11)		13,652	13,765,103
Nuvei Technologies Corp., Term Loan, 8.416%, (SOFR + 3.00%), 12/19/30		8,279	8,303,053
Walker & Dunlop, Inc., Term Loan, 7.666%, (SOFR + 2.25%), 12/16/28		12,756	12,804,211
WEX, Inc., Term Loan, 7.316%, (SOFR + 2.00%), 3/31/28		1,261	1,264,766
			$ 69,002,242
Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 10.18%, (SOFR + 4.75%), 10/1/25		6,508	$ 6,296,611
Badger Buyer Corp., Term Loan, 8.93%, (SOFR + 3.50%), 9/30/24		4,750	4,603,372
Del Monte Foods, Inc., Term Loan, 9.668%, (SOFR + 4.25%), 5/16/29		6,230	5,326,757
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri International Ltd.:
Term Loan, 5.991%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	$ 1,596,999
Term Loan, 7.666%, (SOFR + 2.25%), 1/29/27		4,667	4,677,408
Nomad Foods U.S. LLC, Term Loan, 8.272%, (SOFR + 3.00%), 11/13/29		7,953	7,979,620
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	8,400	8,933,665
Valeo F1 Co. Ltd. (Ireland):
Term Loan, 7.858%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	5,050	5,285,908
Term Loan, 10.191%, (SONIA + 5.00%), 6/28/28	GBP	2,500	3,026,254
			$ 47,726,594
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 8.302%, (SOFR + 3.00%), 12/31/30		20,020	$ 20,098,689
			$ 20,098,689
Health Care Equipment & Supplies — 0.7%
Bayou Intermediate II LLC, Term Loan, 10.091%, (SOFR + 4.50%), 8/2/28		8,977	$ 8,943,588
Journey Personal Care Corp., Term Loan, 9.68%, (SOFR + 4.25%), 3/1/28		21,148	21,052,255
Medline Borrower LP, Term Loan, 8.068%, (SOFR + 2.75%), 10/23/28		7,806	7,835,288
			$ 37,831,131
Health Care Providers & Services — 4.2%
AEA International Holdings (Lux) SARL, Term Loan, 8.809%, (SOFR + 3.50%), 9/7/28		13,612	$ 13,680,137
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.302%, (SOFR + 8.00%), 1/15/26		17,497	15,135,107
Cano Health LLC:
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24		534	550,319
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24		819	843,554
Term Loan, 0.00%, 11/23/27(12)		7,208	1,946,242
CCRR Parent, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28		4,685	4,348,042
Cerba Healthcare SAS:
Term Loan, 7.548%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	18,925	17,432,337
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	8,225	7,628,940
CHG Healthcare Services, Inc., Term Loan, 9.091%, (SOFR + 3.75%), 9/29/28(11)		4,190	4,213,590
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(12)		9,853	4,113,653

30
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Elsan SAS, Term Loan, 7.186%, (1 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	$ 4,348,447
Ensemble RCM LLC, Term Loan, 8.33%, (SOFR + 3.00%), 8/1/29		4,031	4,048,066
IVC Acquisition Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 12/12/28	EUR	4,100	4,350,227
Term Loan, 10.809%, (SOFR + 5.50%), 12/12/28		10,574	10,616,450
Medical Solutions Holdings, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 11/1/28		13,675	12,156,617
Term Loan - Second Lien, 12.416%, (SOFR + 7.00%), 11/1/29		9,500	7,671,250
Mehilainen Yhtiot OYJ, Term Loan, 7.88%, (3 mo. EURIBOR + 4.00%), 8/8/25	EUR	6,025	6,466,778
Midwest Physician Administrative Services LLC, Term Loan, 8.821%, (SOFR + 3.25%), 3/12/28		1,402	1,100,517
National Mentor Holdings, Inc.:
Term Loan, 9.159%, (SOFR + 3.75%), 3/2/28		334	305,145
Term Loan, 9.165%, (SOFR + 3.75%), 3/2/28(11)		12,189	11,145,026
Term Loan - Second Lien, 12.659%, (SOFR + 7.25%), 3/2/29		5,525	4,901,134
Pacific Dental Services LLC, Term Loan, 8.571%, (SOFR + 3.25%), 3/15/31		8,300	8,329,830
Phoenix Guarantor, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31		16,690	16,585,687
R1 RCM, Inc., Term Loan, 8.327%, (SOFR + 3.00%), 6/21/29		2,294	2,306,222
Radnet Management, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 4/18/31		7,025	7,033,781
Ramsay Generale de Sante SA, Term Loan, 6.847%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	6,600	7,051,229
Select Medical Corp., Term Loan, 8.316%, (SOFR + 3.00%), 3/6/27		35,546	35,664,163
Sound Inpatient Physicians:
Term Loan, 8.591%, (SOFR + 3.00%), 6/27/25		197	114,675
Term Loan, 8.591%, (SOFR + 3.00%), 6/27/25		2,310	1,345,393
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,257,029
Term Loan, 12/23/30(10)	EUR	5,250	5,623,847
TTF Holdings LLC, Term Loan, 9.43%, (SOFR + 4.00%), 3/31/28		5,083	5,097,419
U.S. Anesthesia Partners, Inc., Term Loan, 9.692%, (SOFR + 4.25%), 10/1/28		4,992	4,842,379
			$ 233,253,232
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology — 1.2%
Certara LP, Term Loan, 9.105%, (SOFR + 3.50%), 8/15/26		1,799	$ 1,805,310
Cotiviti Corp., Term Loan, 2/21/31(10)		9,600	9,628,003
Imprivata, Inc., Term Loan, 9.091%, (SOFR + 3.50%), 12/1/27		14,389	14,476,664
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.424%, (SOFR + 4.00%), 12/18/28		7,597	6,433,969
Term Loan - Second Lien, 12.18%, (SOFR + 6.75%), 12/17/29		8,775	6,087,656
Project Ruby Ultimate Parent Corp., Term Loan, 8.93%, (SOFR + 3.50%), 3/10/28		3,475	3,484,410
Symplr Software, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 12/22/27		12,861	12,244,519
Verscend Holding Corp., Term Loan, 11.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/27/25		9,898	9,905,949
Waystar Technologies, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 10/22/29		3,275	3,297,516
			$ 67,363,996
Hotels, Restaurants & Leisure — 4.6%
1011778 BC Unlimited Liability Co., Term Loan, 7.566%, (SOFR + 2.25%), 9/20/30		32,485	$ 32,545,436
Caesars Entertainment, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 2/6/31		22,475	22,538,200
Carnival Corp., Term Loan, 8.067%, (SOFR + 2.75%), 10/18/28		26,623	26,739,282
ClubCorp Holdings, Inc., Term Loan, 10.564%, (SOFR + 5.00%), 9/18/26		20,104	20,170,932
Fertitta Entertainment LLC, Term Loan, 9.069%, (SOFR + 3.75%), 1/27/29		19,750	19,822,455
Flutter Financing BV, Term Loan, 7.559%, (SOFR + 2.25%), 11/25/30		31,671	31,769,596
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	21,225	22,738,630
Light & Wonder International, Inc., Term Loan, 8.071%, (SOFR + 2.75%), 4/14/29		7,388	7,409,663
Ontario Gaming GTA LP, Term Loan, 9.559%, (SOFR + 4.25%), 8/1/30		14,888	14,986,318
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.84%, (SOFR + 8.25%), 6/23/26		3,457	3,459,414
Playa Resorts Holding BV, Term Loan, 8.565%, (SOFR + 3.25%), 1/5/29		26,835	26,978,877
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 8/25/28		19,348	19,367,566
Station Casinos LLC, Term Loan, 7.566%, (SOFR + 2.25%), 3/14/31		4,400	4,405,196
			$ 252,931,565

31
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 5/17/28		18,477	$ 16,067,719
Libbey Glass, Inc., Term Loan, 11.975%, (SOFR + 6.50%), 11/22/27		14,169	13,663,820
Serta Simmons Bedding LLC:
Term Loan, 12.924%, (SOFR + 7.50%), 6/29/28		19,908	17,538,512
Term Loan, 6/29/28(10)		2,161	2,123,407
Solis IV BV, Term Loan, 8.824%, (SOFR + 3.50%), 2/26/29		13,648	13,582,579
			$ 62,976,037
Household Products — 0.3%
Energizer Holdings, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 12/22/27		5,385	$ 5,389,234
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.314%, (SOFR + 3.75%), 12/22/26		7,945	7,960,531
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26		5,034	5,059,296
			$ 18,409,061
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.:
Term Loan, 7.316%, (SOFR + 2.00%), 1/31/31		2,625	$ 2,625,546
Term Loan, 7.317%, (SOFR + 2.00%), 1/31/31		2,295	2,295,180
			$ 4,920,726
Industrial Conglomerates — 0.8%
Ammeraal Beltech Holding BV, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	8,225	$ 8,838,677
Kohler Energy Co. LLC, Term Loan, 1/30/31(10)		22,475	22,552,269
Rain Carbon GmbH, Term Loan, 8.915%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	14,523,177
			$ 45,914,123
Insurance — 1.2%
Alliant Holdings Intermediate LLC, Term Loan, 8.819%, (SOFR + 3.50%), 11/6/30		13,833	$ 13,903,079
AmWINS Group, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 2/19/28		4,962	4,979,759
AssuredPartners, Inc., Term Loan, 2/14/31(10)		14,575	14,646,053
Financiere CEP SAS, Term Loan, 7.885%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,485,067
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30		19,660	19,778,940
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Truist Insurance Holdings LLC, Term Loan - Second Lien, 3/8/32(10)		2,500	$ 2,522,812
USI, Inc., Term Loan, 8.552%, (SOFR + 3.25%), 9/27/30		4,478	4,495,688
			$ 65,811,398
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 6.348%, (1 mo. EURIBOR + 2.50%), 6/26/28	EUR	4,800	$ 5,134,237
Term Loan, 8.332%, (SOFR + 2.75%), 6/26/28		893	895,715
Buzz Finco LLC:
Term Loan, 8.166%, (SOFR + 2.75%), 1/29/27		1,951	1,957,925
Term Loan, 8.666%, (SOFR + 3.25%), 1/29/27		435	437,232
Foundational Education Group, Inc., Term Loan, 9.341%, (SOFR + 3.75%), 8/31/28		5,110	5,077,896
Getty Images, Inc.:
Term Loan, 8.875%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,383,571
Term Loan, 9.909%, (SOFR + 4.50%), 2/19/26		13,835	13,869,602
Match Group, Inc., Term Loan, 7.233%, (SOFR + 1.75%), 2/13/27		6,450	6,444,627
			$ 36,200,805
IT Services — 3.7%
Asurion LLC:
Term Loan, 9.416%, (SOFR + 4.00%), 8/19/28		9,013	$ 8,777,741
Term Loan, 9.666%, (SOFR + 4.25%), 8/19/28		7,064	6,908,336
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/31/28		15,790	14,439,387
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/20/29		2,375	2,147,705
Endure Digital, Inc., Term Loan, 8.939%, (SOFR + 3.50%), 2/10/28		29,622	28,765,310
Gainwell Acquisition Corp., Term Loan, 9.409%, (SOFR + 4.00%), 10/1/27		3,567	3,412,183
Go Daddy Operating Co. LLC, Term Loan, 7.316%, (SOFR + 2.00%), 11/9/29		46,225	46,280,942
Informatica LLC, Term Loan, 8.18%, (SOFR + 2.75%), 10/27/28		31,434	31,527,800
NAB Holdings LLC, Term Loan, 8.209%, (SOFR + 2.75%), 11/23/28		14,279	14,285,107
Rackspace Technology Global, Inc.:
Term Loan, 11.552%, (SOFR + 6.25%), 5/15/28		9,976	10,075,383
Term Loan - Second Lien, 8.186%, (SOFR + 2.75%), 5/15/28		25,942	12,452,022
Sedgwick Claims Management Services, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/24/28		12,853	12,916,895

32
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
team.blue Finco SARL:
Term Loan, 7.062%, (1 mo. EURIBOR + 3.20%), 3/30/28	EUR	11,150	$ 11,798,880
Term Loan, 3/30/28(10)	EUR	1,500	1,587,293
			$ 205,374,984
Leisure Products — 0.3%
Fender Musical Instruments Corp., Term Loan, 9.418%, (SOFR + 4.00%), 12/1/28		2,251	$ 2,234,515
Hayward Industries, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 5/30/28		9,008	9,020,683
Recess Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 2/20/30		7,525	7,553,219
			$ 18,808,417
Life Sciences Tools & Services — 1.6%
Avantor Funding, Inc., Term Loan, 6.348%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	10,855	$ 11,623,789
Cambrex Corp., Term Loan, 8.916%, (SOFR + 3.50%), 12/4/26		324	313,020
Catalent Pharma Solutions, Inc.:
Term Loan, 7.43%, (SOFR + 2.00%), 2/22/28		1,019	1,018,818
Term Loan, 8.315%, (SOFR + 3.00%), 2/22/28		2,650	2,664,906
Curia Global, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 8/30/26(11)		17,179	16,361,297
ICON Luxembourg SARL, Term Loan, 7.309%, (SOFR + 2.00%), 7/3/28		24,178	24,289,536
LGC Group Holdings Ltd., Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	5,775	6,101,970
Loire Finco Luxembourg SARL, Term Loan, 8.916%, (SOFR + 3.50%), 4/21/27		1,117	1,098,179
Packaging Coordinators Midco, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/30/27		3,416	3,431,408
PRA Health Sciences, Inc., Term Loan, 7.309%, (SOFR + 2.00%), 7/3/28		6,024	6,051,882
Sotera Health Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 12/11/26		14,828	14,823,514
			$ 87,778,319
Machinery — 4.8%
AI Aqua Merger Sub, Inc., Term Loan, 9.324%, (SOFR + 4.00%), 7/31/28		21,873	$ 21,965,530
Ali Group North America Corp., Term Loan, 7.43%, (SOFR + 2.00%), 7/30/29		11,951	12,006,198
American Trailer World Corp., Term Loan, 9.166%, (SOFR + 3.75%), 3/3/28		13,302	13,061,302
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 15.315%, (SOFR + 10.00%), 2/8/30		11,409	$ 11,066,370
Term Loan - Second Lien, 12.566%, (SOFR + 7.25%), 8.566% cash, 4.00% PIK, 2/8/29		4,889	4,840,518
Barnes Group, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 9/3/30		17,288	17,345,746
Clark Equipment Co., Term Loan, 7.902%, (SOFR + 2.50%), 4/20/29		10,003	10,047,059
Conair Holdings LLC, Term Loan, 9.18%, (SOFR + 3.75%), 5/17/28		24,083	23,929,841
CPM Holdings, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 9/28/28		3,990	4,005,318
Delachaux Group SA, Term Loan, 8.115%, (3 mo. EURIBOR + 4.25%), 4/16/29	EUR	6,257	6,732,717
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30		7,511	7,533,255
Engineered Machinery Holdings, Inc.:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,603	11,329,805
Term Loan, 9.321%, (SOFR + 3.75%), 5/19/28		12,941	12,960,346
Term Loan - Second Lien, 11.571%, (SOFR + 6.00%), 5/21/29		2,000	1,997,500
Filtration Group Corp., Term Loan, 9.68%, (SOFR + 4.25%), 10/21/28		8,927	8,981,654
Icebox Holdco III, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 12/22/28		4,127	4,124,206
INNIO Group Holding GmbH, Term Loan, 8.173%, (3 mo. EURIBOR + 4.25%), 11/2/28	EUR	4,722	5,074,804
Madison IAQ LLC, Term Loan, 8.68%, (SOFR + 3.25%), 6/21/28		11,522	11,537,009
Pro Mach Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 8/31/28		2,791	2,806,095
Roper Industrial Products Investment Co. LLC:
Term Loan, 8.402%, (3 mo. EURIBOR + 4.50%), 11/22/29	EUR	990	1,064,920
Term Loan, 9.302%, (SOFR + 4.00%), 11/22/29		6,399	6,451,565
SPX Flow, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 4/5/29		12,331	12,414,319
Titan Acquisition Ltd., Term Loan, 10.317%, (SOFR + 5.00%), 2/1/29		8,275	8,326,719
TK Elevator Midco GmbH, Term Loan, 7.926%, (3 mo. EURIBOR + 4.00%), 4/30/30	EUR	8,550	9,166,766
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,387,897
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30		12,980	13,039,487
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	11,775	12,433,637
			$ 264,630,583

33
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Media — 0.7%
Aragorn Parent Corp., Term Loan, 9.569%, (SOFR + 4.25%), 12/15/28		5,660	$ 5,702,342
Gray Television, Inc., Term Loan, 8.442%, (SOFR + 3.00%), 12/1/28		1,019	960,573
Hubbard Radio LLC, Term Loan, 9.816%, (SOFR + 4.50%), 3/28/25		5,146	4,258,459
iHeartCommunications, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 5/1/26		2,365	2,073,380
Sinclair Television Group, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 9/30/26		6,134	5,728,691
Univision Communications, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 3/15/26		18,095	18,127,197
			$ 36,850,642
Metals/Mining — 1.1%
Arsenal AIC Parent LLC, Term Loan, 9.066%, (SOFR + 3.75%), 8/18/30		17,761	$ 17,916,269
Dynacast International LLC:
Term Loan, 9.943%, (SOFR + 4.50%), 7/22/25		15,104	14,493,104
Term Loan, 14.443%, (SOFR + 9.00%), 10/22/25		3,018	2,248,592
PMHC II, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/29		16,232	16,022,459
WireCo WorldGroup, Inc., Term Loan, 9.075%, (SOFR + 3.75%), 11/13/28		5,785	5,814,283
Zekelman Industries, Inc., Term Loan, 7.568%, (SOFR + 2.25%), 1/24/31		5,317	5,332,328
			$ 61,827,035
Oil, Gas & Consumable Fuels — 1.1%
Freeport LNG Investments LLP, Term Loan, 12/21/28(10)		11,500	$ 11,451,125
GIP II Blue Holding LP, Term Loan, 9.066%, (SOFR + 3.75%), 9/29/28		7,736	7,786,597
ITT Holdings LLC, Term Loan, 8.421%, (SOFR + 3.00%), 10/11/30		8,532	8,549,897
Matador Bidco SARL, Term Loan, 9.916%, (SOFR + 4.50%), 10/15/26		29,032	29,125,798
Oxbow Carbon LLC, Term Loan, 9.413%, (SOFR + 4.00%), 5/10/30(11)		5,632	5,660,600
			$ 62,574,017
Pharmaceuticals — 1.4%
Aenova Holding GmbH, Term Loan, 8.328%, (1 mo. EURIBOR + 4.50%), 3/6/26	EUR	925	$ 990,760
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 7.848%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	13,000	13,906,557
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc., Term Loan, 10.668%, (SOFR + 5.25%), 2/1/27		12,231	$ 10,309,188
Ceva Sante Animale:
Term Loan, 8.152%, (3 mo. EURIBOR + 4.25%), 11/8/30	EUR	10,300	11,066,154
Term Loan, 9.564%, (SOFR + 4.25%), 11/1/30		4,175	4,207,615
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28		6,956	7,004,478
Mallinckrodt International Finance SA:
Term Loan, 12.819%, (SOFR + 7.50%), 11/14/28		3,434	3,846,213
Term Loan - Second Lien, 14.819%, (SOFR + 9.50%), 11/14/28		19,462	21,294,455
PharmaZell GmbH, Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	1,907,355
Recipharm AB, Term Loan, 6.865%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	2,725	2,856,842
			$ 77,389,617
Professional Services — 3.2%
APFS Staffing Holdings, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 12/29/28		3,590	$ 3,578,971
Apleona Holding GmbH, Term Loan, 6.564%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	7,525	7,951,815
CoreLogic, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		14,027	13,583,067
Term Loan - Second Lien, 11.93%, (SOFR + 6.50%), 6/4/29		1,200	1,090,500
Corporation Service Co., Term Loan, 8.066%, (SOFR + 2.75%), 11/2/29		3,970	3,984,557
Crisis Prevention Institute, Inc., Term Loan, 10.043%, (SOFR + 4.75%), 4/9/31		3,025	3,042,016
EAB Global, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 8/16/28		14,320	14,370,239
Employbridge Holding Co., Term Loan, 10.314%, (SOFR + 4.75%), 7/19/28		20,495	16,671,907
First Advantage Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 1/31/27		5,857	5,865,952
Fleet Midco I Ltd., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31		7,225	7,261,125
Genuine Financial Holdings LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/27/30		4,080	4,073,764
Neptune Bidco U.S., Inc., Term Loan, 10.406%, (SOFR + 5.00%), 4/11/29		7,970	7,505,444
Rockwood Service Corp., Term Loan, 9.68%, (SOFR + 4.25%), 1/23/27		9,205	9,275,720
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7/15/29(10)	EUR	15,075	16,110,169

34
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Teneo Holdings LLC, Term Loan, 10.066%, (SOFR + 4.75%), 3/13/31	10,250	$ 10,341,819
Trans Union LLC, Term Loan, 7.316%, (SOFR + 2.00%), 12/1/28	31,546	31,626,528
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29	9,089	9,040,736
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 2/7/31	11,675	11,741,396
		$ 177,115,725
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.18%, (SOFR + 2.75%), 8/21/25	543	$ 543,643
Term Loan, 8.666%, (SOFR + 3.25%), 1/31/30	6,628	6,644,218
Term Loan, 9.066%, (SOFR + 3.75%), 1/31/30	6,360	6,383,611
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30	7,964	7,994,155
Homeserve USA Holding Corp., Term Loan, 8.319%, (SOFR + 3.00%), 10/21/30	9,500	9,541,562
RE/MAX International, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 7/21/28	16,168	15,304,856
		$ 46,412,045
Road & Rail — 1.9%
Avis Budget Car Rental LLC:
Term Loan, 7.18%, (SOFR + 1.75%), 8/6/27	30,084	$ 29,896,424
Term Loan, 8.416%, (SOFR + 3.00%), 3/16/29	2,986	2,979,975
Hertz Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	17,019	15,737,905
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	3,298	3,054,808
Term Loan, 9.065%, (SOFR + 3.75%), 6/30/28	7,531	6,950,603
Uber Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 3/3/30	46,208	46,549,519
		$ 105,169,234
Semiconductors & Semiconductor Equipment — 0.7%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	6,315	$ 6,320,334
Term Loan - Second Lien, 10.914%, (SOFR + 5.60%), 2/1/30	6,650	6,594,586
Bright Bidco BV, Term Loan, 14.33%, (SOFR + 9.00%), 6.33% cash, 8.00% PIK, 10/31/27	3,814	1,153,602
MaxLinear, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 6/23/28	2,955	2,940,580
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 8/17/29		19,965	$ 20,023,010
Synaptics, Inc., Term Loan, 7.835%, (SOFR + 2.25%), 12/2/28		2,742	2,742,982
			$ 39,775,094
Software — 11.3%
Applied Systems, Inc., Term Loan, 8.809%, (SOFR + 3.50%), 2/24/31		43,551	$ 43,918,033
Astra Acquisition Corp.:
Term Loan, 10.578%, (SOFR + 5.25%), 10/25/28		10,323	5,264,552
Term Loan, 12.078%, (SOFR + 6.75%), 2/25/28		2,343	2,307,632
Term Loan, 2/25/28(10)		4,972	4,872,623
Term Loan - Second Lien, 14.439%, (SOFR + 8.88%), 10/25/29		20,170	5,714,869
Banff Merger Sub, Inc.:
Term Loan, 8.348%, (1 mo. EURIBOR + 4.50%), 12/29/28	EUR	1,907	2,049,449
Term Loan, 9.566%, (SOFR + 4.25%), 12/29/28		3,544	3,570,559
Cegid Group SAS, Term Loan, 7.641%, (3 mo. EURIBOR + 3.75%), 7/10/28	EUR	6,150	6,585,881
Central Parent, Inc., Term Loan, 9.309%, (SOFR + 4.00%), 7/6/29		19,825	19,923,362
Cloud Software Group, Inc.:
Term Loan, 9.909%, (SOFR + 4.50%), 9/29/28(11)		9,427	9,436,672
Term Loan, 9.909%, (SOFR + 4.50%), 3/30/29(11)		4,466	4,470,728
Cloudera, Inc.:
Term Loan, 9.166%, (SOFR + 3.75%), 10/8/28		23,836	23,746,517
Term Loan - Second Lien, 11.416%, (SOFR + 6.00%), 10/8/29		2,950	2,846,750
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28		5,016	4,898,106
Cornerstone OnDemand, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 10/16/28		15,386	14,760,944
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27		10,860	10,887,494
E2open LLC, Term Loan, 8.93%, (SOFR + 3.50%), 2/4/28		16,092	16,174,945
ECI Macola Max Holding LLC, Term Loan, 9.052%, (SOFR + 3.75%), 5/31/30		15,683	15,771,716
Epicor Software Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 7/30/27		34,420	34,603,915
Term Loan, 9.066%, (SOFR + 3.75%), 7/30/27		6,135	6,176,801
Fiserv Investment Solutions, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 2/18/27		12,377	11,899,549

35
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Gen Digital, Inc., Term Loan, 7.416%, (SOFR + 2.00%), 9/12/29		1,176	$ 1,178,424
GoTo Group, Inc.:
Term Loan, 10.173%, (SOFR + 4.75%), 4/30/28		12,930	12,364,256
Term Loan - Second Lien, 10.173%, (SOFR + 4.75%), 4/30/28		10,844	8,259,388
IGT Holding IV AB:
Term Loan, 7.052%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	6,205	6,627,040
Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28		3,994	4,011,973
iSolved, Inc., Term Loan, 8.819%, (SOFR + 3.50%), 10/15/30		5,162	5,178,194
Ivanti Software, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 12/1/27		3,870	3,599,330
Magenta Buyer LLC, Term Loan, 10.591%, (SOFR + 5.00%), 7/27/28		14,659	7,448,490
Marcel LUX IV SARL:
Term Loan, 8.335%, (3 mo. EURIBOR + 4.50%), 11/7/30	EUR	8,650	9,277,441
Term Loan, 9.81%, (SOFR + 4.50%), 11/11/30		28,251	28,410,300
Maverick Bidco, Inc., Term Loan, 9.23%, (SOFR + 3.75%), 5/18/28		5,175	5,165,323
McAfee LLC, Term Loan, 9.177%, (SOFR + 3.75%), 3/1/29		29,628	29,731,047
Mosel Bidco SE:
Term Loan, 8.652%, (3 mo. EURIBOR + 4.75%), 9/16/30	EUR	1,825	1,957,395
Term Loan, 10.059%, (SOFR + 4.75%), 9/16/30		2,575	2,589,484
N-Able International Holdings II LLC, Term Loan, 8.355%, (SOFR + 2.75%), 7/19/28		1,258	1,259,942
Open Text Corp., Term Loan, 8.166%, (SOFR + 2.75%), 1/31/30		23,174	23,271,336
Polaris Newco LLC:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,434	8,621,734
Term Loan, 9.591%, (SOFR + 4.00%), 6/2/28		2,927	2,910,134
Proofpoint, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 8/31/28		21,629	21,734,689
Quest Software U.S. Holdings, Inc., Term Loan, 9.73%, (SOFR + 4.25%), 2/1/29		16,495	11,670,512
RealPage, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 4/24/28		10,663	10,294,911
Redstone Holdco 2 LP, Term Loan, 10.18%, (SOFR + 4.75%), 4/27/28		11,692	9,217,047
Sabre GLBL, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 12/17/27		5,850	5,127,833
Term Loan, 8.93%, (SOFR + 3.50%), 12/17/27		3,734	3,273,117
Term Loan, 9.666%, (SOFR + 4.25%), 6/30/28		3,513	3,093,339
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 10.416%, (SOFR + 5.00%), 6/30/28		1,000	$ 885,000
Skillsoft Corp., Term Loan, 10.68%, (SOFR + 5.25%), 7/14/28		10,283	8,286,739
SolarWinds Holdings, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/5/27		18,345	18,399,483
Sophia LP, Term Loan, 8.916%, (SOFR + 3.50%), 10/9/29		22,993	23,098,632
Turing Midco LLC, Term Loan, 7.93%, (SOFR + 2.50%), 3/24/28		461	457,813
UKG, Inc., Term Loan, 8.814%, (SOFR + 3.50%), 2/10/31		35,095	35,297,491
Veritas U.S., Inc., Term Loan, 10.43%, (SOFR + 5.00%), 9/1/25		30,069	27,701,285
Vision Solutions, Inc.:
Term Loan, 11.75%, (U.S. (Fed) Prime Rate + 3.25%), 4/24/28		33,149	33,081,664
Term Loan - Second Lien, 12.841%, (SOFR + 7.25%), 4/23/29		1,500	1,411,875
			$ 624,773,758
Specialty Retail — 2.1%
Belron Luxembourg SARL, Term Loan, 6.347%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,575	$ 3,836,172
Boels Topholding BV, Term Loan, 7.139%, (EURIBOR + 3.25%), 2/6/27(11)	EUR	6,681	7,146,531
Etraveli Holding AB, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 11/2/28	EUR	7,844	8,418,245
Great Outdoors Group LLC, Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28		27,181	27,221,626
Harbor Freight Tools USA, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 10/19/27		17,787	17,822,560
Hoya Midco LLC, Term Loan, 8.58%, (SOFR + 3.25%), 2/3/29		2,626	2,634,444
Les Schwab Tire Centers, Term Loan, 8.317%, (SOFR + 3.00%), 4/23/31		18,044	18,078,218
LIDS Holdings, Inc., Term Loan, 10.98%, (SOFR + 5.50%), 12/14/26		4,104	4,093,709
Mattress Firm, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 9/25/28		15,783	15,842,131
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28		12,164	12,000,159
			$ 117,093,795
Technology Hardware, Storage & Peripherals — 0.2%
Poseidon Bidco SASU, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	8,200	$ 8,632,704
			$ 8,632,704

36
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 2.9%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.316%, (SOFR + 2.00%), 1/31/31		8,460	$ 8,492,599
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.315%, (SOFR + 2.00%), 6/22/28		40,726	40,840,846
Beacon Roofing Supply, Inc., Term Loan, 7.316%, (SOFR + 2.00%), 5/19/28		5,337	5,356,968
Core & Main LP, Term Loan, 7.568%, (SOFR + 2.25%), 2/9/31		3,691	3,709,204
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		7,189	7,236,049
Foundation Building Materials Holding Co. LLC, Term Loan, 9.33%, (SOFR + 4.00%), 1/29/31(11)		12,400	12,508,500
Patagonia Bidco Ltd., Term Loan, 10.473%, (SONIA + 5.25%), 11/1/28	GBP	20,400	22,518,415
PEARLS (Netherlands) Bidco BV, Term Loan, 7.865%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	6,401,423
Spin Holdco, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 3/4/28		38,309	34,003,670
SRS Distribution, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 6/2/28		4,961	4,998,639
Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		4,234	4,269,640
Windsor Holdings III LLC, Term Loan, 9.319%, (SOFR + 4.00%), 8/1/30		11,769	11,885,470
			$ 162,221,423
Wireless Telecommunication Services — 0.7%
CCI Buyer, Inc., Term Loan, 9.302%, (SOFR + 4.00%), 12/17/27		14,832	$ 14,835,796
Digicel International Finance Ltd., Term Loan, 12.075%, (SOFR + 6.75%), 5/25/27		14,799	14,151,285
SBA Senior Finance II LLC, Term Loan, 7.32%, (SOFR + 2.00%), 1/25/31		7,275	7,307,737
			$ 36,294,818
Total Senior Floating-Rate Loans (identified cost $4,686,718,635)			$4,542,284,327

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(13)	132,996,037	$ 132,996,037
Total Short-Term Investments (identified cost $132,996,037)		$ 132,996,037
Total Investments — 99.3% (identified cost $5,742,243,961)		$5,513,151,680
Less Unfunded Loan Commitments — (0.2)%		$ (10,940,092)
Net Investments — 99.1% (identified cost $5,731,303,869)		$5,502,211,588
Other Assets, Less Liabilities — 0.9%		$ 49,627,359
Net Assets — 100.0%		$5,551,838,947
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $753,226,490 or 13.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	Affiliated company (see Note 7).
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05%.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

37
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $7,863,793. See Note 1F for description.
(10)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	292,775,639	EUR	270,766,698	Standard Chartered Bank	5/3/24	$ 3,813,269	$ —
GBP	787,159	USD	994,480	Citibank, N.A.	5/31/24	—	(10,741)
USD	30,673,878	EUR	28,150,000	Bank of America, N.A.	5/31/24	598,723	—
USD	30,685,639	EUR	28,166,992	Bank of America, N.A.	5/31/24	592,330	—
USD	28,164,855	EUR	25,855,000	Bank of America, N.A.	5/31/24	541,652	—
USD	26,150,837	EUR	24,000,000	Bank of America, N.A.	5/31/24	509,496	—
USD	31,187,938	EUR	28,620,000	State Street Bank and Trust Company	5/31/24	610,639	—
USD	30,683,615	EUR	28,166,000	State Street Bank and Trust Company	5/31/24	591,365	—
USD	30,694,668	EUR	28,180,000	State Street Bank and Trust Company	5/31/24	587,460	—
USD	14,078,340	GBP	11,092,000	HSBC Bank USA, N.A.	5/31/24	216,295	—
USD	14,081,586	GBP	11,091,179	State Street Bank and Trust Company	5/31/24	220,566	—
USD	289,883,480	EUR	270,766,698	Standard Chartered Bank	6/4/24	551,657	—
USD	71,085,979	EUR	65,476,069	State Street Bank and Trust Company	6/28/24	1,045,861	—
						$9,879,313	$(10,741)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
38
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $5,595,962,424)	$ 5,369,215,551
Affiliated investments, at value (identified cost $135,341,445)	132,996,037
Cash	23,796,905
Deposits for derivatives collateral — forward foreign currency exchange contracts	6,810,000
Foreign currency, at value (identified cost $45,417,258)	44,981,760
Interest receivable	34,633,007
Dividends receivable from affiliated investments	547,807
Receivable for investments sold	55,663,106
Receivable for open forward foreign currency exchange contracts	9,879,313
Prepaid upfront fees on notes payable	843,353
Trustees' deferred compensation plan	290,876
Other receivables	2,084,589
Prepaid expenses	116,527
Total assets	$5,681,858,831
Liabilities
Cash collateral due to brokers	$ 6,810,000
Payable for investments purchased	118,776,132
Payable for open forward foreign currency exchange contracts	10,741
Payable to affiliates:
Investment adviser fee	2,299,994
Trustees' fees	9,042
Trustees' deferred compensation plan	290,876
Accrued expenses	1,823,099
Total liabilities	$ 130,019,884
Net Assets applicable to investors' interest in Portfolio	$5,551,838,947
39
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income	$ 1,089,319
Dividend income from affiliated investments	3,281,446
Interest income	253,949,016
Other income	4,183,700
Total investment income	$ 262,503,481
Expenses
Investment adviser fee	$ 14,065,972
Trustees’ fees and expenses	54,250
Custodian fee	602,440
Legal and accounting services	334,888
Interest expense and fees	811,010
Miscellaneous	211,764
Total expenses	$ 16,080,324
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 95,440
Total expense reductions	$ 95,440
Net expenses	$ 15,984,884
Net investment income	$ 246,518,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (109,391,603)
Foreign currency transactions	(92,455)
Forward foreign currency exchange contracts	(1,377,053)
Net realized loss	$(110,861,111)
Change in unrealized appreciation (depreciation):
Investments	$ 202,576,036
Foreign currency	(1,337,836)
Forward foreign currency exchange contracts	1,793,443
Net change in unrealized appreciation (depreciation)	$ 203,031,643
Net realized and unrealized gain	$ 92,170,532
Net increase in net assets from operations	$ 338,689,129
40
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 246,518,597	$ 537,269,640
Net realized loss	(110,861,111)	(335,324,412)
Net change in unrealized appreciation (depreciation)	203,031,643	471,089,099
Net increase in net assets from operations	$ 338,689,129	$ 673,034,327
Capital transactions:
Contributions	$ 133,712,330	$ 308,512,496
Withdrawals	(682,336,605)	(3,320,903,248)
Net decrease in net assets from capital transactions	$ (548,624,275)	$(3,012,390,752)
Net decrease in net assets	$ (209,935,146)	$(2,339,356,425)
Net Assets
At beginning of period	$ 5,761,774,093	$ 8,101,130,518
At end of period	$5,551,838,947	$ 5,761,774,093
41
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.58% (1)(2)	0.58% (2)	0.54% (2)	0.56%	0.59%	0.55%
Net investment income	8.91% (1)	8.21%	4.39%	3.51%	4.17%	5.09%
Portfolio Turnover	15% (3)	19%	27%	26%	28%	16%
Total Return	6.25% (3)	10.63%	(3.32)%	7.80%	1.18%	1.64%
Net assets, end of period (000’s omitted)	$5,551,839	$5,761,774	$8,101,131	$8,986,782	$5,649,501	$7,966,641
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(3)	Not annualized.
42
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.1% and 13.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
43

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
44

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $14,065,972 or 0.51% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $95,440 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
During the six months ended April 30, 2024, EVM reimbursed the Portfolio $6,584 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, and principal repayments on Senior Loans, aggregated $824,833,836 and $1,095,608,641, respectively, for the six months ended April 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,735,738,397
Gross unrealized appreciation	$ 64,280,088
Gross unrealized depreciation	(287,938,325)
Net unrealized depreciation	$ (223,658,237)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for
45

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit related contingent features in a net liability position was $10,741. At April 30, 2024, there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$9,879,313	$(10,741)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
46

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 2,242,201	$ —	$ —	$ (1,700,000)	$ 542,201
HSBC Bank USA, N.A.	216,295	—	(154,596)	—	61,699
Standard Chartered Bank	4,364,926	—	—	(2,530,000)	1,834,926
State Street Bank and Trust Company	3,055,891	—	—	(2,580,000)	475,891
	$9,879,313	$ —	$(154,596)	$(6,810,000)	$2,914,717

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$(10,741)	$ —	$ —	$ —	$(10,741)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(1,377,053)	$1,793,443
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $904,348,000.
47

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $500 million ($600 million prior to March 4, 2024) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 3, 2025. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $573,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2024 is $843,353 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2024.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2024, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $132,996,037, which represents 2.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC(1)(2)(3)	$ 0	$ —	$ —	$ —	$ —	$ 0	$ —	2,577
Short-Term Investments
Liquidity Fund	143,913,942	792,643,826	(803,561,731)	—	—	132,996,037	3,281,446	132,996,037
Total				$ —	$ —	$132,996,037	$3,281,446
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
48

Eaton Vance
Floating Rate Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 248,471,740	$ —	$ 248,471,740
Common Stocks	321,220	49,534,187	1,025,305	50,880,712
Corporate Bonds	—	520,635,384	—	520,635,384
Exchange-Traded Funds	17,883,480	—	—	17,883,480
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,502,420,368	28,923,867	4,531,344,235
Short-Term Investments	132,996,037	—	—	132,996,037
Total Investments	$ 151,200,737	$ 5,321,061,679	$ 29,949,172	$ 5,502,211,588
Forward Foreign Currency Exchange Contracts	$ —	$ 9,879,313	$ —	$ 9,879,313
Total	$ 151,200,737	$ 5,330,940,992	$ 29,949,172	$ 5,512,090,901
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (10,741)	$ —	$ (10,741)
Total	$ —	$ (10,741)	$ —	$ (10,741)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
49

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Eaton Vance Floating Rate Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating Rate Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
50

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
51

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
52

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
53

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
54

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Floating-Rate & High Income Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7716    4.30.24

Eaton Vance
Government Opportunities Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Government Opportunities Fund

Eaton Vance
Government Opportunities Fund
April 30, 2024
Performance

Portfolio Manager(s) Andrew Szczurowski, CFA and Alexander Payne, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	1.84%	(1.58)%	(0.52)%	0.30%
Class A with 3.25% Maximum Sales Charge	—	—	(1.44)	(4.72)	(1.19)	(0.03)
Class C at NAV	11/01/1993	08/24/1984	1.45	(2.34)	(1.27)	(0.30)
Class C with 1% Maximum Deferred Sales Charge	—	—	0.46	(3.27)	(1.27)	(0.30)
Class I at NAV	04/03/2009	08/24/1984	1.77	(1.51)	(0.30)	0.53
Class R at NAV	08/12/2005	08/24/1984	1.70	(1.86)	(0.78)	0.05

ICE BofA U.S. Mortgage-Backed Securities Index	—	—	5.19%	(2.15)%	(0.97)%	0.72%
ICE BofA 1-3 Year U.S. Treasury Index	—	—	2.12	2.37	1.05	1.02
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.43%	2.19%	1.20%	1.68%
Net	1.38	2.14	1.15	1.63
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Government Opportunities Fund
April 30, 2024
Fund Profile

Asset Allocation (% of total investments)
3

Eaton Vance
Government Opportunities Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	The ICE BofA U.S. Mortgage Backed Securities Index tracks the performance of U.S. dollar denominated fixed rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market. ICE BofA 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Bloomberg U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective December 31, 2023, the Fund changed its primary benchmark from the ICE BofA 1-3 Year U.S.Treasury Index to the ICE BofA U.S. Mortgage Backed Securities Index because the investment adviser believes it is a more appropriate benchmark for the Fund.
4

Eaton Vance
Government Opportunities Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,018.40	$13.30**	2.65%
Class C	$1,000.00	$1,014.50	$17.08**	3.41%
Class I	$1,000.00	$1,017.70	$11.89**	2.37%
Class R	$1,000.00	$1,017.00	$14.54**	2.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,011.69	$13.25**	2.65%
Class C	$1,000.00	$1,007.91	$17.02**	3.41%
Class I	$1,000.00	$1,013.08	$11.86**	2.37%
Class R	$1,000.00	$1,010.44	$14.50**	2.90%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Government Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.2%
Security	Principal Amount (000's omitted)	Value
CFMT LLC, Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(2)	$3,490	$ 2,848,082
KKR SFR Warehouse Participation, 8.815%, (30-day SOFR Average + 3.50%), 12/13/24(3)	3,369	3,369,706
Loandepot GMSR Master Trust, Series 2018-GT1, Class A, 8.984%, (1 mo. SOFR + 3.664%), 10/16/25(1)(3)	1,000	972,202
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	200	187,742
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,169	1,080,536
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,000	742,525
STAR Trust, Series 2021-SFR1, Class H, 9.886%, (1 mo. SOFR + 4.564%), 4/17/38(1)(3)	500	467,652
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	2,000	1,750,203
Total Asset-Backed Securities (identified cost $11,156,603)		$ 11,418,648

Collateralized Mortgage Obligations — 64.1%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	$1,000	$ 978,902
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,836	3,576,100
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,371	1,235,412
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(2)	2,000	1,742,914
CHNGE Mortgage Trust:
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(2)	733	734,851
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	2,494	2,499,921
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.798%, 5/25/65(1)(2)	500	486,656
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90% to 12/25/25, 9/25/67(1)(4)	604	604,224
FARM Mortgage Trust, Series 2023-1, Class B, 3.034%, 3/25/52(1)(2)	3,104	2,178,035
Federal Home Loan Mortgage Corp.:
Series 1822, Class Z, 6.90%, 3/15/26	31	31,532
Series 1829, Class ZB, 6.50%, 3/15/26	0 (5)	429
Series 1896, Class Z, 6.00%, 9/15/26	9	8,614
Series 2075, Class PH, 6.50%, 8/15/28	16	15,946
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 2091, Class ZC, 6.00%, 11/15/28	$46	$ 46,203
Series 2102, Class Z, 6.00%, 12/15/28	12	11,939
Series 2115, Class K, 6.00%, 1/15/29	75	74,694
Series 2142, Class Z, 6.50%, 4/15/29	29	29,237
Series 4107, Class SA, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	419	264,386
Series 4107, Class SB, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	208	131,434
Series 4107, Class SC, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	500	315,178
Series 4107, Class SD, 0.00%, (2.506% - 30-day SOFR Average x 0.571, Floor 0.00%), 9/15/42(6)	373	183,202
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(3)	540	471,179
Series 4212, Class NS, 0.00%, (5.263% - 30-day SOFR Average x 1.20, Floor 0.00%), 6/15/43(6)	287	133,486
Series 4259, Class UE, 2.50%, 5/15/43	249	220,790
Series 4623, Class SK, 0.00%, (3.49% - 30-day SOFR Average x 0.714, Floor 0.00%), 10/15/46(6)	259	134,037
Series 4938, Class KZ, 2.50%, 12/25/49	659	355,556
Series 5009, Class ZN, 3.50%, 7/25/50	879	651,601
Series 5028, Class AZ, 2.00%, 10/25/50	221	84,398
Series 5028, Class TZ, 2.00%, 10/25/50	1,096	538,054
Series 5031, Class Z, 2.50%, 10/25/50	1	309
Series 5035, Class AZ, 2.00%, 11/25/50	1,117	492,820
Series 5035, Class ZK, 2.50%, 11/25/50	1,247	685,379
Series 5035, Class ZT, 2.00%, 10/25/50	780	334,744
Series 5039, Class ZJ, 2.00%, 11/25/50	101	38,877
Series 5040, Class TZ, 2.50%, 11/25/50	185	90,154
Series 5042, Class PZ, 2.00%, 11/25/50	2,094	866,491
Series 5058, Class ZH, 3.00%, 5/25/50	157	86,267
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	1,266	608,221
Series 5072, Class ZU, 2.50%, 2/25/51	343	169,302
Series 5083, Class ZW, 2.50%, 3/25/51	503	246,381
Series 5090, Class PZ, 2.50%, 3/25/51	245	113,841
Series 5093, Class Z, 3.00%, 1/25/51	0 (5)	35
Series 5101, Class EZ, 2.00%, 3/25/51	553	269,790
Series 5104, Class WZ, 3.00%, 4/25/51	131	78,242
Series 5114, Class ZH, 3.00%, 5/25/51	58	34,910
Series 5123, Class JZ, 2.00%, 7/25/51	111	47,792
Series 5129, Class HZ, 1.25%, 4/25/50	168	61,855
Series 5129, Class TZ, 2.50%, 8/25/51	452	207,683
Series 5131, Class QZ, 3.00%, 7/25/51	277	160,217
Series 5132, Class LZ, 2.50%, 8/25/51	1,015	520,643
Series 5135, Class MZ, 2.50%, 8/25/51	1,966	1,071,445
Series 5136, Class ZJ, 2.50%, 8/25/51	2,108	1,118,305
Series 5139, Class DZ, 2.50%, 9/25/51	1,385	734,255

6
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5141, Class ZJ, 2.50%, 9/25/51	$1,814	$ 963,059
Series 5150, Class ZJ, 2.50%, 10/25/51	1,723	952,056
Series 5150, Class ZN, 2.50%, 10/25/51	190	94,619
Series 5159, Class ZP, 3.00%, 11/25/51	437	252,595
Series 5159, Class ZT, 3.00%, 11/25/51	775	474,670
Series 5163, Class Z, 3.00%, 11/25/51	548	301,628
Series 5168, Class MZ, 3.00%, 10/25/51	1,042	624,839
Series 5300, Class EY, 6.00%, 12/25/52	2,000	1,949,251
Series 5324, Class MZ, 6.00%, 7/25/53	3,495	3,362,324
Series 5327, Class B, 6.00%, 8/25/53	2,350	2,286,711
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	2,038	412,609
Series 4749, Class IL, 4.00%, 12/15/47	730	153,602
Series 4756, Class KI, 4.00%, 1/15/48	805	166,405
Series 4768, Class IO, 4.00%, 3/15/48	576	121,707
Series 4772, Class PI, 4.00%, 1/15/48	854	180,435
Series 4791, Class JI, 4.00%, 5/15/48	1,169	259,047
Series 4966, Class SY, 0.606%, (5.936% - 30-day SOFR Average), 4/25/50(6)	2,071	213,042
Series 5008, Class IE, 2.00%, 9/25/50	4,347	552,271
Series 5010, Class I, 2.00%, 9/25/50	3,262	416,151
Series 5010, Class IN, 2.00%, 9/25/50	2,368	301,521
Series 5010, Class NI, 2.00%, 9/25/50	2,738	348,093
Series 5016, Class UI, 2.00%, 9/25/50	2,646	336,136
Series 5017, Class DI, 2.00%, 9/25/50	4,631	588,238
Series 5024, Class CI, 2.00%, 10/25/50	5,088	629,425
Series 5025, Class GI, 2.00%, 10/25/50	1,113	142,894
Series 5028, Class TI, 2.00%, 10/25/50	1,418	141,144
Series 5038, Class DI, 2.00%, 11/25/50	7,154	910,332
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	4,213	85,329
Series 5070, Class CI, 2.00%, 2/25/51	7,906	1,034,312
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	1,164	908,511
Series 3435, Class PO, 0.00%, 4/15/38	1,104	856,872
Series 4239, Class OU, 0.00%, 7/15/43	319	162,947
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2019-HQA3, Class B2, 12.945%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	1,000	1,139,380
Federal National Mortgage Association:
Series 1994-82, Class Z, 8.00%, 5/25/24	1	672
Series 2000-49, Class A, 8.00%, 3/18/27	18	17,914
Series 2001-81, Class HE, 6.50%, 1/25/32	153	155,562
Series 2012-133, Class WS, 0.00%, (3.696% - 30-day SOFR Average x 0.833, Floor 0.00%), 12/25/42(6)	305	172,321
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,323	968,146
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2013-6, Class TY, 1.50%, 2/25/43	$795	$ 484,375
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(6)	323	216,614
Series 2020-45, Class MA, 0.00%, (3.108% - 30-day SOFR Average x 0.80, Floor 0.00%), 6/25/43(6)	199	95,683
Series 2020-63, Class ZN, 3.00%, 9/25/50	96	50,798
Series 2021-3, Class ZH, 2.50%, 2/25/51	192	90,128
Series 2021-14, Class GZ, 2.50%, 3/25/51	135	61,029
Series 2021-42, Class ZD, 3.00%, 11/25/50	706	417,471
Series 2021-52, Class JZ, 2.50%, 8/25/51	1,650	899,966
Series 2021-56, Class LZ, 2.50%, 9/25/51	3,184	1,833,538
Series 2021-66, Class JZ, 2.50%, 10/25/51	1,393	757,554
Series 2021-77, Class WZ, 3.00%, 8/25/50	39	20,635
Series 2021-95, Class ZC, 3.00%, 8/25/51	541	324,503
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	1,947,356
Series 2023-13, Class LY, 6.00%, 4/25/53	2,000	1,977,494
Series 2023-14, Class EL, 6.00%, 4/25/53	7,000	6,914,062
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (5.936% - 30-day SOFR Average), 10/25/42(6)	11,460	34,331
Series 2018-21, Class IO, 3.00%, 4/25/48	2,338	407,121
Series 2019-1, Class SA, 0.00%, (5.286% - 30-day SOFR Average, Floor 0.00%), 2/25/49(6)	1,229	41,397
Series 2020-23, Class SP, 0.606%, (5.936% - 30-day SOFR Average), 2/25/50(6)	2,048	212,531
Series 2020-45, Class HI, 2.50%, 7/25/50	3,158	475,466
Series 2020-45, Class IJ, 2.50%, 7/25/50	4,982	709,452
Series 2020-73, Class NI, 2.00%, 10/25/50	702	90,170
Series 2021-3, Class KI, 2.50%, 2/25/51	6,576	964,067
Series 2021-3, Class LI, 2.50%, 2/25/51	6,482	926,713
Series 2021-4, Class AI, 2.00%, 12/25/49	9,075	1,053,890
Series 2021-10, Class EI, 2.00%, 3/25/51	3,669	490,522
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	736	569,688
Series 2014-9, Class DO, 0.00%, 2/25/43	472	339,634
Series 2014-17, Class PO, 0.00%, 4/25/44	1,029	710,119
Series 2023-55, Class OE, 0.00%, 11/25/53	6,014	4,590,467
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(2)	1,000	654,262
Government National Mortgage Association:
Series 2016-168, Class JS, 0.00%, (4.336% - 1 mo. SOFR x 1.16, Floor 0.00%), 11/20/46(6)	32	17,875
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 9/20/47(3)	880	831,051
Series 2020-84, Class BZ, 2.50%, 6/20/50	690	335,601
Series 2021-1, Class ZD, 3.00%, 1/20/51	137	93,352
Series 2021-24, Class EZ, 2.50%, 1/20/51	396	196,303

7
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2021-24, Class KZ, 2.50%, 2/20/51	$399	$ 223,849
Series 2021-25, Class JZ, 2.50%, 2/20/51	225	99,590
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	945
Series 2021-77, Class ZG, 3.00%, 7/20/50	48	24,861
Series 2021-97, Class MZ, 3.00%, 8/20/50	282	163,365
Series 2021-97, Class ZC, 3.00%, 8/20/50	603	354,668
Series 2021-105, Class MZ, 3.00%, 6/20/51	470	269,247
Series 2021-114, Class JZ, 3.00%, 6/20/51	186	102,772
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,182	664,170
Series 2021-121, Class ZE, 2.50%, 7/20/51	37	17,621
Series 2021-122, Class ZL, 2.50%, 7/20/51	1,422	766,025
Series 2021-131, Class ZN, 3.00%, 7/20/51	306	185,444
Series 2021-136, Class WZ, 3.00%, 8/20/51	779	445,794
Series 2021-136, Class Z, 2.50%, 8/20/51	1,938	1,057,375
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,108	1,175,757
Series 2021-138, Class Z, 2.50%, 8/20/51	1,254	722,434
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,727	954,545
Series 2021-154, Class ZC, 2.50%, 9/20/51	898	493,533
Series 2021-154, Class ZL, 3.00%, 9/20/51	483	254,522
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,699	1,130,697
Series 2021-159, Class ZJ, 2.50%, 9/20/51	1,317	741,989
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,172	624,410
Series 2021-160, Class NZ, 3.00%, 9/20/51	616	326,695
Series 2021-177, Class JZ, 3.00%, 10/20/51	504	312,025
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,072	700,394
Series 2022-173, Class S, 3.189%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	1,513	1,471,594
Series 2022-189, Class US, 3.189%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	1,774	1,724,504
Series 2022-195, Class AS, 3.403%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	949	950,380
Series 2022-197, Class SW, 3.527%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	1,607	1,490,549
Series 2023-53, Class AL, 5.50%, 4/20/53	4,000	3,822,060
Series 2023-53, Class SE, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	2,601	2,487,528
Series 2023-63, Class LB, 6.00%, 5/20/53	3,000	2,932,481
Series 2023-63, Class S, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,769	1,691,150
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,196,383
Series 2023-65, Class G, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,900	1,830,780
Series 2023-65, Class SB, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,826	1,750,594
Series 2023-66, Class S, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	888	848,726
Series 2023-82, Class AL, 6.00%, 6/20/53	6,000	5,878,056
Series 2023-84, Class MW, 6.00%, 6/20/53	3,500	3,420,509
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-84, Class SN, 2.825%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	$1,780	$ 1,690,492
Series 2023-96, Class BL, 6.00%, 7/20/53	2,500	2,446,443
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,443,405
Series 2023-97, Class CB, 6.00%, 7/20/53	3,000	2,959,422
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,466,918
Series 2023-98, Class JB, 6.00%, 7/20/53	3,000	2,934,179
Series 2023-99, Class AL, 6.00%, 7/20/53	4,000	3,910,103
Series 2023-117, Class JB, 6.00%, 8/20/53	2,000	1,961,800
Series 2023-150, Class AS, 7.006%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	2,930	2,987,379
Series 2023-164, Class EL, 6.00%, 11/20/53	5,000	4,964,560
Series 2023-164, Class LD, 6.50%, 11/20/53	4,778	4,839,834
Series 2023-165, Class DY, 6.00%, 11/20/53	10,000	9,889,121
Series 2023-165, Class EY, 6.50%, 11/20/53	19,000	19,301,762
Series 2023-173, Class AX, 6.00%, 11/20/53	5,000	4,958,330
Series 2023-182, Class EL, 6.00%, 12/20/53	2,500	2,426,301
Interest Only:(7)
Series 2013-66, Class IE, 0.05%, (6.636% - 1 mo. SOFR x 1.00, Cap 0.05%), 7/20/42(6)	6,226	14,089
Series 2014-94, Class IC, 0.10%, (6.286% - 1 mo. SOFR x 1.00, Cap 0.10%), 9/20/35(6)	8,902	34,445
Series 2014-100, Class VI, 0.15%, (6.486% - 1 mo. SOFR x 1.00, Cap 0.15%), 5/20/40(6)	3,707	17,069
Series 2014-139, Class BI, 0.25%, (6.536% - 1 mo. SOFR x 1.00, Cap 0.25%), 11/20/37(6)	3,577	23,548
Series 2018-127, Class SG, 0.82%, (6.136% - 1 mo. SOFR), 9/20/48(6)	2,821	199,018
Series 2019-27, Class SA, 0.62%, (5.936% - 1 mo. SOFR), 2/20/49(6)	1,979	160,045
Series 2019-38, Class SQ, 0.62%, (5.936% - 1 mo. SOFR), 3/20/49(6)	2,477	188,605
Series 2019-43, Class BS, 0.62%, (5.936% - 1 mo. SOFR), 4/20/49(6)	3,252	266,162
Series 2020-32, Class KI, 3.50%, 3/20/50	3,450	575,722
Series 2020-65, Class MI, 2.50%, 12/20/49	2,720	323,762
Series 2020-97, Class MI, 2.50%, 3/20/50	1,752	220,824
Series 2020-146, Class IQ, 2.00%, 10/20/50	10,077	1,169,142
Series 2020-146, Class QI, 2.00%, 10/20/50	5,332	609,940
Series 2020-149, Class NI, 2.50%, 10/20/50	10,590	1,402,593
Series 2020-165, Class UI, 2.00%, 11/20/50	4,373	492,742
Series 2020-167, Class KI, 2.00%, 11/20/50	6,859	793,951
Series 2020-167, Class YI, 2.00%, 11/20/50	5,553	645,957
Series 2020-173, Class DI, 2.00%, 11/20/50	8,263	978,157
Series 2020-181, Class TI, 2.00%, 12/20/50	14,143	1,599,592
Series 2021-23, Class TI, 2.50%, 2/20/51	6,730	861,344
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(6)	4,262	38,144

8
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-114, Class MI, 3.00%, 6/20/51	$4,752	$ 768,592
Series 2021-122, Class NI, 3.00%, 7/20/51	3,267	530,854
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	3,906	77,978
Series 2021-131, Class QI, 3.00%, 7/20/51	6,233	822,545
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(6)	3,280	16,801
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	16,787	90,487
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	8,489	45,509
Series 2021-193, Class IU, 3.00%, 11/20/49	13,330	1,853,486
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	8,111	50,611
Series 2021-196, Class GI, 3.00%, 11/20/51	6,175	981,607
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	44,336	252,674
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	13,221	142,573
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	17,918	111,903
Series 2023-13, Class SA, 0.07%, (5.40% - 30-day SOFR Average), 1/20/53(6)	5,667	135,847
Series 2023-19, Class SD, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(6)	4,214	200,522
Series 2023-20, Class HS, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(6)	4,466	210,011
Series 2023-22, Class ES, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(6)	6,749	317,350
Series 2023-22, Class SA, 0.37%, (5.70% - 30-day SOFR Average), 2/20/53(6)	3,549	106,882
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(6)	13,498	288,157
Series 2023-24, Class SG, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(6)	6,749	317,350
Series 2023-32, Class SA, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(6)	12,655	595,031
Series 2023-38, Class LS, 0.97%, (6.30% - 30-day SOFR Average), 3/20/53(6)	4,250	199,058
Series 2023-47, Class HS, 0.97%, (6.30% - 30-day SOFR Average), 3/20/53(6)	1,402	65,689
Series 2023-47, Class SC, 0.92%, (6.25% - 30-day SOFR Average), 3/20/53(6)	2,121	97,025
Series 2023-89, Class SE, 0.72%, (6.05% - 30-day SOFR Average), 6/20/53(6)	29,623	1,459,308
Series 2024-64, Class EI, 6.50%, 4/20/64	8,000	1,191,816
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	1,050	1,067,758
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	533	528,697
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	2,000	1,988,353
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust:
2024 Participation, 11.068%, (30-day SOFR Average + 5.75%), 12/24/24	$2,511	$ 2,530,757
Series 2022-GT1, Class A, 9.58%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	507,657
Radnor RE Ltd., Series 2022-1, Class M1A, 9.08%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	2,180	2,211,885
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(2)	8,739	7,802,276
Total Collateralized Mortgage Obligations (identified cost $268,269,686)		$ 228,918,826

Commercial Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
CSMC Trust, Series 2022-NWPT, Class A, 8.464%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	$ 1,520	$ 1,527,555
Total Commercial Mortgage-Backed Securities (identified cost $1,519,308)		$ 1,527,555

U.S. Department of Agriculture Loans — 6.5%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	$9,371	$ 9,374,651
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	2,709	2,710,145
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	11,199	11,203,423
Total U.S. Department of Agriculture Loans (identified cost $23,279,222)		$ 23,288,219

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7) Series 2021-SB91, Class X1, 0.681%, 8/25/41(2)	$4,719	$ 124,982
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.677%, 4/16/63(2)	8,843	458,117
Series 2021-132, Class IO, 0.726%, 4/16/63(2)	8,656	469,487
Series 2021-144, Class IO, 0.825%, 4/16/63(2)	8,509	511,887
Series 2021-186, Class IO, 0.764%, 5/16/63(2)	9,426	528,955

9
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-3, Class IO, 0.64%, 2/16/61(2)	$9,582	$ 466,090
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,269,146)		$ 2,559,518

U.S. Government Agency Mortgage-Backed Securities — 77.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.401%, (COF + 1.254%), with maturity at 2034(9)	$72	$ 69,637
4.462%, (COF + 1.254%), with maturity at 2035(9)	258	251,976
4.50%, with maturity at 2035	544	520,630
5.00%, with maturity at 2052(10)	4,882	4,589,127
5.50%, with various maturities to 2052	1,714	1,669,710
5.50%, with maturity at 2053(10)	1,798	1,756,697
5.991%, (1 yr. CMT + 2.238%), with maturity at 2036(9)	367	370,758
6.00%, with various maturities to 2053	4,788	4,769,845
6.21%, (1 yr. CMT + 2.249%), with maturity at 2038(9)	326	328,617
6.50%, with various maturities to 2053	1,211	1,236,106
7.00%, with various maturities to 2025	4	3,931
7.50%, with maturity at 2024	0 (5)	2
8.50%, with maturity at 2025	0 (5)	402
9.00%, with various maturities to 2027	0 (5)	417
9.50%, with maturity at 2025	0 (5)	3
Federal National Mortgage Association:
4.397%, (COF + 1.25%), with maturity at 2025(9)	7	7,072
4.398%, (COF + 1.272%), with maturity at 2033(9)	168	162,631
4.401%, (COF + 1.254%), with maturity at 2034(9)	20	19,389
4.41%, (COF + 1.25%), with maturity at 2026(9)	55	54,090
4.414%, (COF + 1.254%), with maturity at 2034(9)	138	133,554
4.424%, (COF + 1.298%), with maturity at 2033(9)	94	90,645
4.428%, (COF + 1.298%), with maturity at 2035(9)	88	85,516
4.437%, (COF + 1.254%), with maturity at 2035(9)	74	72,697
4.50%, with various maturities to 2052	769	714,256
4.581%, (COF + 1.26%), with maturity at 2036(9)	89	86,390
4.698%, (COF + 1.315%), with maturity at 2036(9)	144	139,594
4.705%, (COF + 1.258%), with maturity at 2036(9)	23	22,524
5.00%, with maturity at 2027	19	18,845
5.05%, (COF + 1.738%), with maturity at 2035(9)	359	351,924
5.173%, (COF + 1.853%), with maturity at 2034(9)	136	133,823
5.382%, (COF + 1.811%), with maturity at 2036(9)	1,662	1,625,576
5.50%, with various maturities to 2052	4,264	4,152,497
5.50%, with maturity at 2052(10)	9,181	8,933,665
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.505%, (COF + 2.381%), with maturity at 2027(9)	$38	$ 37,478
6.00%, with various maturities to 2053	4,156	4,147,903
6.00%, with maturity at 2053(10)	3,233	3,223,628
6.234%, (1 yr. CMT + 2.091%), with maturity at 2040(9)	164	165,055
6.255%, (1yr. MTA + 1.167%), with maturity at 2044(9)	151	149,981
6.50%, with various maturities to 2053	6,141	6,215,753
6.842%, with maturity at 2025	1	995
8.068%, with maturity at 2030	0 (5)	441
8.50%, with maturity at 2037	41	42,649
9.00%, with maturity at 2025	5	5,260
9.50%, with various maturities to 2030	2	1,572
Government National Mortgage Association:
3.50%, with maturity at 2050	448	394,579
3.75%, (1 yr. CMT + 1.50%), with maturity at 2027(9)	31	30,001
4.00%, with various maturities to 2049	1,144	1,043,420
4.00%, (1 yr. CMT + 1.50%), with maturity at 2026(9)	23	22,797
4.50%, with various maturities to 2049	427	399,710
5.00%, with various maturities to 2052(10)	10,081	9,676,497
5.50%, with various maturities to 2063	34,939	34,443,757
5.50%, with various maturities to 2062(10)	5,719	5,613,832
6.00%, with various maturities to 2063	45,744	46,228,284
6.00%, with various maturities to 2053(10)	6,784	6,870,041
6.50%, with various maturities to 2063(10)	37,083	37,781,608
7.00%, with various maturities to 2063	12,458	12,866,928
7.00%, with various maturities to 2053(10)	4,610	4,809,450
7.50%, with various maturities to 2054	3,583	3,626,097
9.50%, with maturity at 2025	1	869
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(11)	19,500	18,940,136
6.00%, 30-Year, TBA(11)	40,000	39,657,814
7.00%, 30-Year, TBA(11)	8,250	8,423,822
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $281,972,675)		$ 277,192,903

10
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(12)(13)
Series 2018-4, Class A, 1.627%, 2/25/44(1)	$14,518	$ 531,829
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $4,188,802)		$ 531,829

Short-Term Investments — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(14)	6,226,794	$ 6,226,794
Total Short-Term Investments (identified cost $6,226,794)		$ 6,226,794
Total Investments — 154.6% (identified cost $599,882,236)		$ 551,664,292

TBA Sale Commitments — (21.3)%
U.S. Government Agency Mortgage-Backed Securities — (21.3)%
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(11)	$ (13,200)	$ (12,821,016)
6.50%, 30-Year, TBA(11)	(54,370)	(54,777,772)
7.00%, 30-Year, TBA(11)	(8,250)	(8,423,822)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $76,262,532)		$ (76,022,610)
Total TBA Sale Commitments (proceeds $76,262,532)		$ (76,022,610)
Other Assets, Less Liabilities — (33.3)%		$ (118,712,524)
Net Assets — 100.0%		$ 356,929,158

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $40,045,609 or 11.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2024.
(5)	Principal amount is less than $500.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2024.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2024.
(10)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(11)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(12)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(13)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2024 of all interest only securities comprising the trust.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

11
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	3,919	Long	6/28/24	$410,484,635	$ (7,715,962)
U.S. Long Treasury Bond	(477)	Short	6/18/24	(54,288,563)	2,313,125
U.S. Ultra-Long Treasury Bond	(87)	Short	6/18/24	(10,401,937)	644,839
					$ (4,757,998)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	50,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	$ 5,084,513	$ —	$ 5,084,513
USD	25,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	8,971,777	—	8,971,777
Total						$14,056,290	$ —	$14,056,290
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
12
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $593,655,442)	$ 545,437,498
Affiliated investments, at value (identified cost $6,226,794)	6,226,794
Cash	302,599
Deposits for reverse repurchase agreements	6,620,000
Deposits for forward commitment securities	47,000
Deposits for derivatives collateral:
Futures contracts	3,940,933
Centrally cleared swap contracts	3,526,884
Interest receivable	2,872,031
Dividends receivable from affiliated investments	15,570
Receivable for investments sold	231,567,445
Receivable for TBA sale commitments	76,262,532
Receivable for Fund shares sold	469,072
Receivable for variation margin on open centrally cleared swap contracts	550,141
Receivable from affiliates	32,828
Trustees' deferred compensation plan	152,973
Total assets	$ 878,024,300
Liabilities
Cash collateral due to broker	$ 47,000
Payable for reverse repurchase agreements, including accrued interest of $2,173,859	142,409,962
Payable for forward commitment securities	299,753,571
TBA sale commitments, at value (proceeds receivable $76,262,532)	76,022,610
Payable for Fund shares redeemed	1,230,656
Payable for variation margin on open futures contracts	915,352
Distributions payable	80,225
Payable to affiliates:
Investment adviser fee	192,632
Distribution and service fees	38,981
Trustees' fees	2,361
Trustees' deferred compensation plan	152,973
Accrued expenses	248,819
Total liabilities	$ 521,095,142
Net Assets	$ 356,929,158
Sources of Net Assets
Paid-in capital	$ 494,927,966
Accumulated loss	(137,998,808)
Net Assets	$ 356,929,158
Class A Shares
Net Assets	$ 102,411,657
Shares Outstanding	20,215,852
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.07
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 5.24
Class C Shares
Net Assets	$ 5,783,691
Shares Outstanding	1,143,330
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 5.06
13
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2024
Class I Shares
Net Assets	$218,364,610
Shares Outstanding	43,120,905
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.06
Class R Shares
Net Assets	$ 30,369,200
Shares Outstanding	6,017,303
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.05
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income from affiliated investments	$ 107,917
Interest income	13,743,579
Total investment income	$13,851,496
Expenses
Investment adviser fee	$ 1,286,282
Distribution and service fees:
Class A	135,570
Class C	30,035
Class R	82,332
Trustees’ fees and expenses	13,872
Custodian fee	76,900
Transfer and dividend disbursing agent fees	176,814
Legal and accounting services	71,932
Printing and postage	52,758
Registration fees	33,141
Interest expense and fees	3,123,980
Miscellaneous	13,122
Total expenses	$ 5,096,738
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 144,743
Total expense reductions	$ 144,743
Net expenses	$ 4,951,995
Net investment income	$ 8,899,501
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (4,353,998)
Written swaptions	361,169
Futures contracts	(2,811,958)
Swap contracts	4,321,783
Net realized loss	$ (2,483,004)
Change in unrealized appreciation (depreciation):
Investments	$ 14,404,589
Written swaptions	(340,677)
TBA sale commitments	298,943
Futures contracts	(4,074,766)
Swap contracts	(6,563,293)
Net change in unrealized appreciation (depreciation)	$ 3,724,796
Net realized and unrealized gain	$ 1,241,792
Net increase in net assets from operations	$10,141,293
15
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,899,501	$ 18,235,802
Net realized loss	(2,483,004)	(12,341,093)
Net change in unrealized appreciation (depreciation)	3,724,796	(14,494,901)
Net increase (decrease) in net assets from operations	$ 10,141,293	$ (8,600,192)
Distributions to shareholders:
Class A	$ (3,066,785)	$ (6,458,487)
Class C	(146,713)	(285,558)
Class I	(7,350,331)	(13,382,177)
Class R	(886,639)	(1,930,264)
Total distributions to shareholders	$ (11,450,468)	$ (22,056,486)
Tax return of capital to shareholders:
Class A	$ —	$ (421,962)
Class C	—	(18,768)
Class I	—	(898,156)
Class R	—	(124,804)
Total tax return of capital to shareholders	$ —	$ (1,463,690)
Transactions in shares of beneficial interest:
Class A	$ (4,176,310)	$ (19,573,857)
Class C	(88,946)	(570,960)
Class I	(44,616,514)	50,888,858
Class R	(1,869,925)	(11,035,743)
Net increase (decrease) in net assets from Fund share transactions	$ (50,751,695)	$ 19,708,298
Net decrease in net assets	$ (52,060,870)	$ (12,412,070)
Net Assets
At beginning of period	$ 408,990,028	$ 421,402,098
At end of period	$356,929,158	$408,990,028
16
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 5.120	$ 5.510	$ 6.030	$ 6.180	$ 6.070	$ 6.100
Income (Loss) From Operations
Net investment income(1)	$ 0.115	$ 0.226	$ 0.121	$ 0.118	$ 0.073	$ 0.134
Net realized and unrealized gain (loss)	(0.016) (2)	(0.323)	(0.516)	(0.158)	0.191	0.029
Total income (loss) from operations	$ 0.099	$ (0.097)	$ (0.395)	$ (0.040)	$ 0.264	$ 0.163
Less Distributions
From net investment income	$ (0.149)	$ (0.276)	$ (0.119)	$ (0.110)	$ (0.154)	$ (0.193)
Tax return of capital	—	(0.017)	(0.006)	—	—	—
Total distributions	$ (0.149)	$ (0.293)	$ (0.125)	$ (0.110)	$ (0.154)	$ (0.193)
Net asset value — End of period	$ 5.070	$ 5.120	$ 5.510	$ 6.030	$ 6.180	$ 6.070
Total Return(3)	1.84% (4)(5)	(1.89)% (5)	(6.63)% (5)	(0.66)% (5)	4.40% (5)	2.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,412	$107,556	$136,321	$163,208	$158,552	$138,956
Ratios (as a percentage of average daily net assets):
Expenses	2.65% (5)(6)(7)(8)	1.38% (5)(7)(8)	1.05% (5)(7)	1.05% (5)	1.11% (5)(8)	1.26% (8)
Net investment income	4.38% (6)	4.18%	2.06%	1.91%	1.20%	2.21%
Portfolio Turnover	329% (4)(9)	604% (9)	796% (9)	335% (9)	180% (9)	90%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.05%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Includes interest expense, including on reverse repurchase agreements, of 1.60%, 0.33%, 0.03% and 0.07% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2020 and 2019, respectively.
(9)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 5.110	$ 5.500	$ 6.020	$ 6.170	$ 6.060	$ 6.090
Income (Loss) From Operations
Net investment income(1)	$ 0.095	$ 0.185	$ 0.073	$ 0.072	$ 0.030	$ 0.090
Net realized and unrealized gain (loss)	(0.017) (2)	(0.323)	(0.512)	(0.158)	0.188	0.027
Total income (loss) from operations	$ 0.078	$(0.138)	$(0.439)	$ (0.086)	$ 0.218	$ 0.117
Less Distributions
From net investment income	$ (0.128)	$ (0.236)	$ (0.077)	$ (0.064)	$ (0.108)	$ (0.147)
Tax return of capital	—	(0.016)	(0.004)	—	—	—
Total distributions	$(0.128)	$(0.252)	$(0.081)	$ (0.064)	$ (0.108)	$ (0.147)
Net asset value — End of period	$ 5.060	$ 5.110	$ 5.500	$ 6.020	$ 6.170	$ 6.060
Total Return(3)	1.45% (4)(5)	(2.64)% (5)	(7.34)% (5)	(1.41)% (5)	3.63% (5)	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,784	$ 5,942	$ 6,980	$11,756	$24,969	$29,940
Ratios (as a percentage of average daily net assets):
Expenses	3.41% (5)(6)(7)(8)	2.14% (5)(7)(8)	1.80% (5)(7)	1.80% (5)	1.86% (5)(8)	1.99% (8)
Net investment income	3.63% (6)	3.43%	1.25%	1.17%	0.49%	1.47%
Portfolio Turnover	329% (4)(9)	604% (9)	796% (9)	335% (9)	180% (9)	90%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.05%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Includes interest expense, including on reverse repurchase agreements, of 1.62%, 0.33%, 0.03% and 0.07% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2020 and 2019, respectively.
(9)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 5.120	$ 5.510	$ 6.030	$ 6.170	$ 6.060	$ 6.100
Income (Loss) From Operations
Net investment income(1)	$ 0.122	$ 0.240	$ 0.133	$ 0.133	$ 0.085	$ 0.149
Net realized and unrealized gain (loss)	(0.026) (2)	(0.323)	(0.514)	(0.148)	0.194	0.019
Total income (loss) from operations	$ 0.096	$ (0.083)	$ (0.381)	$ (0.015)	$ 0.279	$ 0.168
Less Distributions
From net investment income	$ (0.156)	$ (0.288)	$ (0.132)	$ (0.125)	$ (0.169)	$ (0.208)
Tax return of capital	—	(0.019)	(0.007)	—	—	—
Total distributions	$ (0.156)	$ (0.307)	$ (0.139)	$ (0.125)	$ (0.169)	$ (0.208)
Net asset value — End of period	$ 5.060	$ 5.120	$ 5.510	$ 6.030	$ 6.170	$ 6.060
Total Return(3)	1.77% (4)(5)	(1.63)% (5)	(6.40)% (5)	(0.25)% (5)	4.66% (5)	2.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$218,365	$263,008	$231,855	$222,307	$213,869	$118,479
Ratios (as a percentage of average daily net assets):
Expenses	2.37% (5)(6)(7)(8)	1.15% (5)(7)(8)	0.80% (5)(7)	0.80% (5)	0.85% (5)(8)	1.01% (8)
Net investment income	4.63% (6)	4.45%	2.28%	2.17%	1.39%	2.44%
Portfolio Turnover	329% (4)(9)	604% (9)	796% (9)	335% (9)	180% (9)	90%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.05%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Includes interest expense, including on reverse repurchase agreements, of 1.57%, 0.33%, 0.03% and 0.07% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2020 and 2019, respectively.
(9)	Includes the effect of To Be Announced (TBA) transactions.
19
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 5.100	$ 5.490	$ 6.010	$ 6.150	$ 6.040	$ 6.080
Income (Loss) From Operations
Net investment income(1)	$ 0.108	$ 0.211	$ 0.107	$ 0.102	$ 0.052	$ 0.118
Net realized and unrealized gain (loss)	(0.017) (2)	(0.323)	(0.517)	(0.148)	0.196	0.019
Total income (loss) from operations	$ 0.091	$ (0.112)	$ (0.410)	$ (0.046)	$ 0.248	$ 0.137
Less Distributions
From net investment income	$ (0.141)	$ (0.261)	$ (0.105)	$ (0.094)	$ (0.138)	$ (0.177)
Tax return of capital	—	(0.017)	(0.005)	—	—	—
Total distributions	$ (0.141)	$ (0.278)	$ (0.110)	$ (0.094)	$ (0.138)	$ (0.177)
Net asset value — End of period	$ 5.050	$ 5.100	$ 5.490	$ 6.010	$ 6.150	$ 6.040
Total Return(3)	1.70% (4)(5)	(2.17)% (5)	(6.90)% (5)	(0.75)% (5)	4.15% (5)	2.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,369	$32,485	$46,245	$52,503	$55,623	$28,673
Ratios (as a percentage of average daily net assets):
Expenses	2.90% (5)(6)(7)(8)	1.63% (5)(7)(8)	1.30% (5)(7)	1.30% (5)	1.34% (5)(8)	1.51% (8)
Net investment income	4.12% (6)	3.91%	1.83%	1.66%	0.85%	1.95%
Portfolio Turnover	329% (4)(9)	604% (9)	796% (9)	335% (9)	180% (9)	90%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.05%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Includes interest expense, including on reverse repurchase agreements, of 1.60%, 0.33%, 0.03% and 0.07% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2020 and 2019, respectively.
(9)	Includes the effect of To Be Announced (TBA) transactions.
20
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Government Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high current return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
21

Eaton Vance
Government Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty
(or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price
22

Eaton Vance
Government Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
M  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
N  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
O  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2024, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $93,280,751 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $26,576,054 are short-term and $66,704,697 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and TBA sale commitments, of the Fund at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 383,800,063
Gross unrealized appreciation	$ 22,568,817
Gross unrealized depreciation	(61,665,008)
Net unrealized depreciation	$ (39,096,191)
23

Eaton Vance
Government Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $2.5 billion	0.5000%
$2.5 billion and over	0.4375%
For the six months ended April 30, 2024, the Fund’s investment adviser fee amounted to $1,286,282 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $3,048 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM) has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, EVM was allocated $141,695 of the Fund’s operating expenses for the six months ended April 30, 2024.
EVM, an affiliate of BMR, serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $18,740 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,593 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $135,570 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $22,526 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $41,166 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $7,509 and $41,166 for Class C and Class R shares, respectively.
24

Eaton Vance
Government Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $835 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and TBA transactions, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 21,058,476	$ 30,554,390
U.S. Government and Agency Securities	1,608,976,348	1,599,584,218
	$1,630,034,824	$1,630,138,608
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,007,914	$ 5,325,671	2,707,482	$ 14,657,019
Issued to shareholders electing to receive payments of distributions in Fund shares	532,482	2,817,099	1,176,684	6,325,743
Redemptions	(2,344,987)	(12,319,080)	(7,595,272)	(40,556,619)
Net decrease	(804,591)	$ (4,176,310)	(3,711,106)	$ (19,573,857)
Class C
Sales	259,448	$ 1,364,360	469,207	$ 2,541,072
Issued to shareholders electing to receive payments of distributions in Fund shares	27,494	145,074	55,781	299,324
Redemptions	(306,580)	(1,598,380)	(630,489)	(3,411,356)
Net decrease	(19,638)	$ (88,946)	(105,501)	$ (570,960)
25

Eaton Vance
Government Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	8,491,160	$ 44,900,369	23,828,866	$ 129,362,534
Issued to shareholders electing to receive payments of distributions in Fund shares	1,341,074	7,100,872	2,555,562	13,701,978
Redemptions	(18,126,156)	(96,617,755)	(17,043,620)	(92,175,654)
Net increase (decrease)	(8,293,922)	$(44,616,514)	9,340,808	$ 50,888,858
Class R
Sales	555,117	$ 2,932,853	1,495,399	$ 8,011,009
Issued to shareholders electing to receive payments of distributions in Fund shares	168,125	886,575	382,788	2,052,268
Redemptions	(1,078,865)	(5,689,353)	(3,928,294)	(21,099,020)
Net decrease	(355,623)	$ (1,869,925)	(2,050,107)	$ (11,035,743)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$ 2,957,964	$ (7,715,962)
Swap contracts (centrally cleared)	14,056,290	—
Total	$17,014,254	$(7,715,962)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
26

Eaton Vance
Government Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased swaptions	$ 108,924(1)	$ (1,085,221)(2)
Written swaptions	361,169 (3)	(340,677) (4)
Futures contracts	(2,811,958) (5)	(4,074,766) (6)
Swap contracts	4,321,783 (7)	(6,563,293) (8)
Total	$ 1,979,918	$(12,063,957)
(1)	Statement of Operations location: Net realized gain (loss): Investment transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Investments.
(3)	Statement of Operations location: Net realized gain (loss): Written swaptions.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written swaptions.
(5)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
(7)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(8)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Purchased Swaptions	Written Swaptions	Swap Contracts
$440,399,000	$69,225,000	$27,719,000	$41,579,000	$83,000,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
27

Eaton Vance
Government Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

10  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
BMO Capital Markets Corp.	1/3/24	On Demand(1)	5.48%	$ 1,694,946	$ 1,705,524
BMO Capital Markets Corp.	3/20/24	On Demand(1)	5.48	8,704,304	8,758,629
BMO Capital Markets Corp.	3/20/24	On Demand(1)	5.53	6,700,157	6,742,355
MUFG Securities Americas, Inc.	1/22/24	On Demand(1)	5.55	9,647,250	9,795,978
MUFG Securities Americas, Inc.	1/22/24	On Demand(1)	5.55	4,851,175	4,925,964
MUFG Securities Americas, Inc.	2/2/24	On Demand(1)	5.55	4,930,500	4,998,151
MUFG Securities Americas, Inc.	2/7/24	On Demand(1)	5.55	3,707,660	3,755,674
MUFG Securities Americas, Inc.	2/7/24	On Demand(1)	5.55	3,383,323	3,427,138
MUFG Securities Americas, Inc.	2/7/24	On Demand(1)	5.55	2,942,625	2,980,732
MUFG Securities Americas, Inc.	2/7/24	On Demand(1)	5.55	2,922,675	2,960,524
MUFG Securities Americas, Inc.	3/18/24	On Demand(1)	5.55	2,425,469	2,441,922
MUFG Securities Americas, Inc.	3/18/24	On Demand(1)	5.55	2,419,531	2,435,943
MUFG Securities Americas, Inc.	4/30/24	On Demand(1)	5.55	5,586,630	5,587,491
MUFG Securities Americas, Inc.	4/30/24	On Demand(1)	5.55	3,700,611	3,701,182
MUFG Securities Americas, Inc.	4/30/24	On Demand(1)	5.55	3,236,852	3,237,351
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	8,156,407	8,339,333
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	4,952,790	5,063,867
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	4,675,583	4,780,443
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	4,567,934	4,670,380
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	3,302,513	3,376,579
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	3,236,658	3,309,247
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	3,126,200	3,196,312
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,898,417	2,963,420
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,866,644	2,930,935
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,673,468	2,733,426
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,654,999	2,714,543
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,454,967	2,510,025
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,364,071	2,417,091
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,314,818	2,366,733
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	2,295,172	2,346,646
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	1,974,462	2,018,744
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	1,967,955	2,012,091
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	1,576,187	1,611,536
TD Securities (USA) LLC	12/7/23	On Demand(1)	5.53	1,262,257	1,290,566
TD Securities (USA) LLC	12/11/23	On Demand(1)	5.63	7,107,279	7,265,112
TD Securities (USA) LLC	12/19/23	On Demand(1)	5.63	2,081,196	2,124,810
TD Securities (USA) LLC	3/8/24	On Demand(1)	5.63	4,872,417	4,913,565
Total				$140,236,102	$142,409,962
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2024, the type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities.
28

Eaton Vance
Government Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund also pledged cash of $570,000 to BMO Capital Markets Corp., $1,130,000 to MUFG Securities America, Inc. and $4,920,000 to TD Securities (USA) LLC as additional collateral for its reverse repurchase obligations.
For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $112,260,000 and 5.55%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2024.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of April 30, 2024.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)
MUFG Securities Americas, Inc.	$ (50,248,050)	$ —	$ 50,248,050	$ —
BMO Capital Markets Corp.	(17,206,508)	—	17,206,508	—
TD Securities (USA) LLC	(74,955,404)	—	74,955,404	—
	$(142,409,962)	$ —	$142,409,962	$ —
*	Including accrued interest
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
11  Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,226,794, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,120,946	$124,580,613	$(122,474,765)	$ —	$ —	$6,226,794	$107,917	6,226,794
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
29

Eaton Vance
Government Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 11,418,648	$ —	$ 11,418,648
Collateralized Mortgage Obligations	—	228,918,826	—	228,918,826
Commercial Mortgage-Backed Securities	—	1,527,555	—	1,527,555
U.S. Department of Agriculture Loans	—	23,288,219	—	23,288,219
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,559,518	—	2,559,518
U.S. Government Agency Mortgage-Backed Securities	—	277,192,903	—	277,192,903
U.S. Government Guaranteed Small Business Administration Loans	—	531,829	—	531,829
Short-Term Investments	6,226,794	—	—	6,226,794
Total Investments	$ 6,226,794	$ 545,437,498	$ —	$ 551,664,292
Futures Contracts	$ 2,957,964	$ —	$ —	$ 2,957,964
Swap Contracts	—	14,056,290	—	14,056,290
Total	$ 9,184,758	$ 559,493,788	$ —	$ 568,678,546
Liability Description
TBA Sale Commitments	$ —	$ (76,022,610)	$ —	$ (76,022,610)
Futures Contracts	(7,715,962)	—	—	(7,715,962)
Total	$ (7,715,962)	$ (76,022,610)	$ —	$ (83,738,572)
30

Eaton Vance
Government Opportunities Fund
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
31

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
32

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
33

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
35

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7692    4.30.24

Eaton Vance
High Income Opportunities Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
High Income Opportunities Fund

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Performance

Portfolio Manager(s) Kelley Gerrity, Stephen C. Concannon, CFA and Jeffrey D. Mueller
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/11/2004	08/19/1986	8.65%	7.90%	4.33%	4.36%
Class A with 3.25% Maximum Sales Charge	—	—	5.16	4.32	3.63	4.01
Class C at NAV	06/08/1994	08/19/1986	7.97	7.10	3.53	3.73
Class C with 1% Maximum Deferred Sales Charge	—	—	6.97	6.10	3.53	3.73
Class I at NAV	10/01/2009	08/19/1986	8.50	8.17	4.54	4.60
Class R6 at NAV	06/30/2023	08/19/1986	8.82	8.52	4.61	4.63

ICE BofA U.S. High Yield Index	—	—	8.94%	8.88%	3.53%	4.18%
ICE BofA U.S. High Yield Constrained Index	—	—	8.96	8.89	3.51	4.18
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.95%	1.70%	0.70%	0.60%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
[1]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P major rating category. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofA U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,086.50	$4.77**	0.92%
Class C	$1,000.00	$1,079.70	$8.64**	1.67%
Class I	$1,000.00	$1,085.00	$3.42**	0.66%
Class R6	$1,000.00	$1,088.20	$2.91**	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.29	$4.62**	0.92%
Class C	$1,000.00	$1,016.56	$8.37**	1.67%
Class I	$1,000.00	$1,021.58	$3.32**	0.66%
Class R6	$1,000.00	$1,022.08	$2.82**	0.56%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in High Income Opportunities Portfolio, at value (identified cost $982,985,585)	$ 991,805,562
Receivable for Fund shares sold	2,000,447
Prepaid expenses	2,434
Total assets	$ 993,808,443
Liabilities
Payable for Fund shares redeemed	$ 2,792,275
Distributions payable	390,249
Payable to affiliates:
Distribution and service fees	62,924
Trustees' fees	43
Accrued expenses	332,352
Total liabilities	$ 3,577,843
Net Assets	$ 990,230,600
Sources of Net Assets
Paid-in capital	$1,013,306,273
Accumulated loss	(23,075,673)
Net Assets	$ 990,230,600
Class A Shares
Net Assets	$ 229,562,902
Shares Outstanding	55,607,738
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 4.13
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 4.27
Class C Shares
Net Assets	$ 18,714,854
Shares Outstanding	4,526,721
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 4.13
Class I Shares
Net Assets	$ 741,069,142
Shares Outstanding	179,273,479
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 4.13
Class R6 Shares
Net Assets	$ 883,702
Shares Outstanding	213,712
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 4.14
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $521)	$ 1,422,595
Interest income allocated from Portfolio	29,984,956
Other income allocated from Portfolio	18,538
Expenses allocated from Portfolio	(2,350,109)
Total investment income from Portfolio	$ 29,075,980
Expenses
Distribution and service fees:
Class A	$ 287,634
Class C	99,459
Trustees’ fees and expenses	250
Custodian fee	28,671
Transfer and dividend disbursing agent fees	493,038
Legal and accounting services	64,319
Printing and postage	2,220
Registration fees	70,810
Miscellaneous	12,932
Total expenses	$ 1,059,333
Net investment income	$ 28,016,647
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (10,159,627)
Foreign currency transactions	4,565
Forward foreign currency exchange contracts	51,851
Net realized loss	$(10,103,211)
Change in unrealized appreciation (depreciation):
Investments	$ 54,707,961
Foreign currency	685
Forward foreign currency exchange contracts	25,632
Net change in unrealized appreciation (depreciation)	$ 54,734,278
Net realized and unrealized gain	$ 44,631,067
Net increase in net assets from operations	$ 72,647,714
7
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 28,016,647	$ 45,622,282
Net realized gain (loss)	(10,103,211)	5,386,491
Net change in unrealized appreciation (depreciation)	54,734,278	(8,067,317)
Net increase in net assets from operations	$ 72,647,714	$ 42,941,456
Distributions to shareholders:
Class A	$ (7,163,876)	$ (11,836,657)
Class C	(544,443)	(1,164,176)
Class I	(21,340,787)	(33,777,614)
Class R6	(22,200)	(1,093) (1)
Total distributions to shareholders	$ (29,071,306)	$ (46,779,540)
Transactions in shares of beneficial interest:
Class A	$ 5,925,315	$ 24,012,527
Class C	(2,016,779)	(4,149,680)
Class I	96,770,910	145,523,571
Class R6	815,667	58,314 (1)
Net increase in net assets from Fund share transactions	$101,495,113	$165,444,732
Net increase in net assets	$145,071,521	$161,606,648
Net Assets
At beginning of period	$ 845,159,079	$ 683,552,431
At end of period	$990,230,600	$845,159,079
(1)	For the period from the commencement of operations, June 30, 2023, to October 31, 2023.
8
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 3.920	$ 3.920	$ 4.520	$ 4.210	$ 4.400	$ 4.330
Income (Loss) From Operations
Net investment income(1)	$ 0.123	$ 0.228	$ 0.185	$ 0.196	$ 0.206	$ 0.227
Net realized and unrealized gain (loss)	0.215	0.005 (2)	(0.565)	0.340	(0.157)	0.081
Total income (loss) from operations	$ 0.338	$ 0.233	$ (0.380)	$ 0.536	$ 0.049	$ 0.308
Less Distributions
From net investment income	$ (0.128)	$ (0.233)	$ (0.213)	$ (0.179)	$ (0.207)	$ (0.238)
Tax return of capital	—	—	(0.007)	(0.047)	(0.032)	—
Total distributions	$ (0.128)	$ (0.233)	$ (0.220)	$ (0.226)	$ (0.239)	$ (0.238)
Net asset value — End of period	$ 4.130	$ 3.920	$ 3.920	$ 4.520	$ 4.210	$ 4.400
Total Return(3)	8.65% (4)	5.94%	(8.59)%	12.93%	1.26%	7.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$229,563	$212,170	$188,765	$233,330	$226,927	$269,795
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.92% (6)(7)	0.95% (6)	0.91% (6)	0.90%	0.93%	0.91%
Net investment income	5.99% (7)	5.66%	4.39%	4.39%	4.87%	5.22%
Portfolio Turnover of the Portfolio	22% (4)	29%	19%	64%	67%	32%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(7)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 3.930	$ 3.920	$ 4.520	$ 4.210	$ 4.400	$ 4.330
Income (Loss) From Operations
Net investment income(1)	$ 0.108	$ 0.197	$ 0.153	$ 0.162	$ 0.174	$ 0.195
Net realized and unrealized gain (loss)	0.204	0.015 (2)	(0.566)	0.341	(0.159)	0.080
Total income (loss) from operations	$ 0.312	$ 0.212	$ (0.413)	$ 0.503	$ 0.015	$ 0.275
Less Distributions
From net investment income	$ (0.112)	$ (0.202)	$ (0.181)	$ (0.153)	$ (0.178)	$ (0.205)
Tax return of capital	—	—	(0.006)	(0.040)	(0.027)	—
Total distributions	$ (0.112)	$ (0.202)	$ (0.187)	$ (0.193)	$ (0.205)	$ (0.205)
Net asset value — End of period	$ 4.130	$ 3.930	$ 3.920	$ 4.520	$ 4.210	$ 4.400
Total Return(3)	7.97% (4)	5.38%	(9.31)%	12.09%	0.45%	6.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,715	$19,686	$23,724	$32,926	$37,680	$55,246
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.67% (6)(7)	1.70% (6)	1.66% (6)	1.65%	1.68%	1.67%
Net investment income	5.24% (7)	4.89%	3.62%	3.64%	4.12%	4.50%
Portfolio Turnover of the Portfolio	22% (4)	29%	19%	64%	67%	32%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(7)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 3.930	$ 3.920	$ 4.520	$ 4.220	$ 4.410	$ 4.340
Income (Loss) From Operations
Net investment income(1)	$ 0.128	$ 0.238	$ 0.196	$ 0.208	$ 0.216	$ 0.238
Net realized and unrealized gain (loss)	0.205	0.015 (2)	(0.565)	0.329	(0.156)	0.081
Total income (loss) from operations	$ 0.333	$ 0.253	$ (0.369)	$ 0.537	$ 0.060	$ 0.319
Less Distributions
From net investment income	$ (0.133)	$ (0.243)	$ (0.224)	$ (0.188)	$ (0.217)	$ (0.249)
Tax return of capital	—	—	(0.007)	(0.049)	(0.033)	—
Total distributions	$ (0.133)	$ (0.243)	$ (0.231)	$ (0.237)	$ (0.250)	$ (0.249)
Net asset value — End of period	$ 4.130	$ 3.930	$ 3.920	$ 4.520	$ 4.220	$ 4.410
Total Return(3)	8.50% (4)	6.48%	(8.36)%	12.93%	1.52%	7.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$741,069	$613,247	$471,064	$476,949	$534,500	$549,842
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.66% (6)(7)	0.70% (6)	0.66% (6)	0.65%	0.68%	0.66%
Net investment income	6.24% (7)	5.91%	4.65%	4.65%	5.10%	5.47%
Portfolio Turnover of the Portfolio	22% (4)	29%	19%	64%	67%	32%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(7)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Financial Highlights — continued

Class R6
	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)
Net asset value — Beginning of period	$ 3.930	$ 4.050
Income (Loss) From Operations
Net investment income(2)	$ 0.131	$ 0.084
Net realized and unrealized gain (loss)	0.214	(0.116)
Total income (loss) from operations	$ 0.345	$(0.032)
Less Distributions
From net investment income	$ (0.135)	$ (0.088)
Total distributions	$(0.135)	$(0.088)
Net asset value — End of period	$ 4.140	$ 3.930
Total Return(3)	8.82% (4)	(0.83)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 884	$ 57
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.56% (6)(7)	0.60% (6)(7)
Net investment income	6.34% (6)	6.18% (6)
Portfolio Turnover of the Portfolio	22% (4)	29% (8)
(1)	For the period from the commencement of operations, June 30, 2023, to October 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the period ended October 31, 2023).
(8)	For the year ended October 31, 2023.
12
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (73.6% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
13

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $8,332,712 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $326,900 are short-term and $8,005,812 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
Pursuant to an investment advisory agreement with Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays an investment adviser fee on its daily net assets that are not invested in other investment companies, and on its daily gross income that is not derived from other investment companies, for which EVM or its affiliates serve as investment adviser and receive an advisory fee at a per annum rate as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
Effective March 13, 2024, EVM and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70%, 0.70% and 0.62% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively.  This agreement may be changed or terminated after March 1, 2025.  For the six months ended April 30, 2024, no expenses were waived or reimbursed by EVM or BMR.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $28,240 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,998 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024 in the amount of less than $100. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
14

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $287,634 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $74,594 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $24,865 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received less than $100 and $3,169 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $153,330,428 and $77,424,282, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023(1)
	Shares	Amount	Shares	Amount
Class A
Sales	11,921,758	$ 48,860,365	25,909,705	$ 104,607,632
Issued to shareholders electing to receive payments of distributions in Fund shares	1,484,606	6,149,202	2,452,890	9,865,718
Redemptions	(11,902,257)	(49,084,252)	(22,445,803)	(90,460,823)
Net increase	1,504,107	$ 5,925,315	5,916,792	$ 24,012,527
Class C
Sales	654,833	$ 2,700,059	1,473,897	$ 5,930,345
Issued to shareholders electing to receive payments of distributions in Fund shares	125,311	519,570	273,882	1,104,020
Redemptions	(1,266,508)	(5,236,408)	(2,784,572)	(11,184,045)
Net decrease	(486,364)	$ (2,016,779)	(1,036,793)	$ (4,149,680)
15

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023(1)
	Shares	Amount	Shares	Amount
Class I
Sales	48,474,378	$ 201,046,381	96,969,296	$ 390,540,736
Issued to shareholders electing to receive payments of distributions in Fund shares	4,832,932	20,040,450	7,887,486	31,778,945
Redemptions	(30,234,538)	(124,315,921)	(68,760,238)	(276,796,110)
Net increase	23,072,772	$ 96,770,910	36,096,544	$ 145,523,571
Class R6
Sales	236,135	$ 967,934	14,194	$ 57,225
Issued to shareholders electing to receive payments of distributions in Fund shares	5,338	22,200	272	1,092
Redemptions	(42,226)	(174,467)	(1)	(3)
Net increase	199,247	$ 815,667	14,465	$ 58,314
(1)	For Class R6, for the period from the commencement of operations, June 30, 2023, to October 31, 2023.
16

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.9%
Security	Principal Amount (000's omitted)	Value
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	$2,000	$ 1,998,180
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class B1, 8.477%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	2,500	2,520,490
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.94%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,000	1,004,526
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.44%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	2,000	2,005,776
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,001,648
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 11.728%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,952,754
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 11.929%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,979,860
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.425%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,005,836
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,001,379
Madison Park Funding LIX Ltd., Series 2021-59A, Class E, 12.189%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	2,000	2,006,342
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 11.922%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	1,005,528
OCP CLO Ltd., Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,502,348
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 9.224%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,503,208
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 12.55%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,842,712
Series 2021-3A, Class E, 12.69%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,892,430
Total Asset-Backed Securities (identified cost $25,418,919)		$ 25,223,017

Common Stocks — 0.5%
Security	Shares	Value
Energy — 0.1%
Ascent CNR Corp., Class A(3)(4)	6,273,462	$ 1,380,162
		$ 1,380,162
Security	Shares	Value
Entertainment & Film — 0.1%
United Parks & Resorts, Inc.(5)	27,500	$ 1,397,550
		$ 1,397,550
Environmental — 0.2%
GFL Environmental, Inc.	105,500	$ 3,365,450
		$ 3,365,450
Gaming — 0.0%
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 0
Healthcare — 0.1%
Endo, Inc.(4)(5)	572	$ 16,373
Endo, Inc.(5)	38,022	1,088,376
		$ 1,104,749
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Total Common Stocks (identified cost $6,497,546)		$ 7,247,911

Convertible Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(1)	$4,643	$ 4,026,410
		$ 4,026,410
Gaming — 0.2%
DraftKings Holdings, Inc., 0.00%, 3/15/28	$3,900	$ 3,246,750
		$ 3,246,750
Leisure — 0.2%
Peloton Interactive, Inc., 0.00%, 2/15/26	$2,611	$ 2,144,307
		$ 2,144,307

17

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utility — 0.3%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	$4,996	$ 4,507,466
		$ 4,507,466
Total Convertible Bonds (identified cost $14,294,754)		$ 13,924,933

Corporate Bonds — 84.4%
Security	Principal Amount* (000's omitted)		Value
Aerospace — 2.5%
Bombardier, Inc.:
7.25%, 7/1/31(1)		1,980	$ 1,987,348
7.875%, 4/15/27(1)		1,123	1,116,703
8.75%, 11/15/30(1)		2,575	2,742,730
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		1,501	1,372,776
4.125%, 4/15/29(1)		1,266	1,154,689
Moog, Inc., 4.25%, 12/15/27(1)		2,796	2,612,877
Rolls-Royce PLC, 5.75%, 10/15/27(1)		5,391	5,337,041
Science Applications International Corp., 4.875%, 4/1/28(1)		4,042	3,819,345
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		1,081	997,226
9.375%, 11/30/29(1)		403	436,357
TransDigm, Inc.:
4.625%, 1/15/29		1,677	1,537,901
5.50%, 11/15/27		4,164	4,050,155
6.375%, 3/1/29(1)		1,490	1,480,484
6.625%, 3/1/32(1)		1,500	1,499,325
6.75%, 8/15/28(1)		3,504	3,523,269
			$ 33,668,226
Air Transportation — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		1,853	$ 1,833,538
United Airlines, Inc., 4.375%, 4/15/26(1)		1,156	1,113,002
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		5,300	4,108,737
			$ 7,055,277
Automotive & Auto Parts — 2.6%
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(6)	EUR	2,500	$ 2,915,779
Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Ford Motor Co.:
4.75%, 1/15/43		2,651	$ 2,088,494
7.45%, 7/16/31		794	841,747
9.625%, 4/22/30		350	402,251
Ford Motor Credit Co. LLC:
2.90%, 2/16/28		568	505,497
3.625%, 6/17/31		2,065	1,744,741
3.815%, 11/2/27		4,294	3,979,805
4.00%, 11/13/30		1,461	1,273,875
4.125%, 8/17/27		6,184	5,809,976
4.271%, 1/9/27		752	717,181
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		3,271	2,969,972
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		4,535	3,890,224
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		6,491	6,604,238
Wheel Pros, Inc., 6.50%, 5/15/29(1)		2,705	841,931
			$ 34,585,711
Banking & Thrifts — 0.2%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		2,385	$ 2,351,974
			$ 2,351,974
Broadcasting — 0.7%
Playtika Holding Corp., 4.25%, 3/15/29(1)		3,549	$ 3,057,030
Townsquare Media, Inc., 6.875%, 2/1/26(1)		2,659	2,582,942
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,183	1,030,164
7.375%, 6/30/30(1)		1,089	1,043,628
8.00%, 8/15/28(1)		1,066	1,065,724
			$ 8,779,488
Building Materials — 2.6%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)		3,920	$ 4,134,154
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		4,805	4,189,156
5.00%, 3/1/30(1)		2,685	2,516,400
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		4,887	4,408,394
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,774	1,608,444
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		6,410	6,206,769
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	2,443	2,474,012
3.375%, 1/15/31(1)		2,618	2,146,898
4.375%, 7/15/30(1)		2,932	2,599,122

18

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		4,473	$ 4,598,508
			$ 34,881,857
Cable & Satellite TV — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		500	$ 391,694
4.50%, 8/15/30(1)		8,031	6,532,346
4.50%, 5/1/32		995	764,883
4.75%, 3/1/30(1)		4,255	3,539,098
5.00%, 2/1/28(1)		1,895	1,727,406
5.375%, 6/1/29(1)		868	765,158
6.375%, 9/1/29(1)		3,715	3,408,053
CSC Holdings LLC, 11.75%, 1/31/29(1)		4,339	3,857,588
DISH Network Corp., 11.75%, 11/15/27(1)		2,454	2,475,833
			$ 23,462,059
Capital Goods — 2.4%
Calderys Financing LLC, 11.25%, 6/1/28(1)		5,117	$ 5,439,514
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,318	4,639,881
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		3,505	2,899,087
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		4,336	4,302,567
ESAB Corp., 6.25%, 4/15/29(1)		2,598	2,591,499
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)		1,290	1,329,465
Madison IAQ LLC, 5.875%, 6/30/29(1)		6,151	5,711,630
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		5,212	4,743,556
7.50%, 10/15/27(1)		415	420,362
			$ 32,077,561
Chemicals — 2.5%
Avient Corp., 7.125%, 8/1/30(1)		3,831	$ 3,879,533
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		4,248	3,988,611
Herens Holdco SARL, 4.75%, 5/15/28(1)		2,171	1,876,484
Herens Midco SARL, 5.25%, 5/15/29(6)	EUR	4,145	3,176,726
NOVA Chemicals Corp., 4.25%, 5/15/29(1)		144	120,672
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		3,643	3,343,424
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)		7,592	8,065,502
SNF Group SACA:
2.625%, 2/1/29(6)	EUR	2,960	2,949,775
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
SNF Group SACA: (continued)
2.625%, 2/1/29(1)	EUR	250	$ 249,136
Valvoline, Inc., 3.625%, 6/15/31(1)		3,976	3,348,162
WR Grace Holdings LLC:
4.875%, 6/15/27(1)		979	930,418
7.375%, 3/1/31(1)		2,211	2,243,258
			$ 34,171,701
Consumer Products — 1.7%
Acushnet Co., 7.375%, 10/15/28(1)		6,279	$ 6,452,269
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,656,981
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(6)	EUR	1,221	1,166,788
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(1)		5,015	4,856,049
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		2,321	2,174,046
Tempur Sealy International, Inc.:
3.875%, 10/15/31(1)		6,209	5,117,955
4.00%, 4/15/29(1)		805	716,516
			$ 23,140,604
Containers — 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	1,150	$ 989,865
4.00%, 9/1/29(1)		230	189,805
Ball Corp.:
3.125%, 9/15/31		3,800	3,160,481
6.875%, 3/15/28		1,239	1,259,739
Berry Global, Inc., 5.625%, 7/15/27(1)		2,026	1,978,007
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		3,826	3,356,687
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,316,042
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		2,500	2,448,815
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		4,163	4,174,573
Trivium Packaging Finance BV:
5.50%, 8/15/26(1)		2,613	2,570,529
8.50%, 8/15/27(1)		1,500	1,486,999
			$ 23,931,542
Diversified Financial Services — 3.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		3,037	$ 3,131,390
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		3,182	2,711,210
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		4,384	4,527,848

19

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	3,714	$ 3,357,964
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	5,221	4,885,761
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	3,591	3,269,100
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	3,065	3,015,839
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(1)	1,095	1,092,934
6.50%, 3/26/31(1)	1,325	1,327,222
8.125%, 3/30/29(1)	3,609	3,777,825
MSCI, Inc.:
3.625%, 9/1/30(1)	867	755,496
3.875%, 2/15/31(1)	2,176	1,906,358
PRA Group, Inc., 7.375%, 9/1/25(1)	645	642,588
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	2,036	1,871,038
3.625%, 3/1/29(1)	5,288	4,663,705
4.00%, 10/15/33(1)	425	347,359
		$ 41,283,637
Diversified Media — 1.4%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	1,901	$ 1,631,908
6.125%, 12/1/28(1)	4,809	3,915,823
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,368,965
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)	4,167	3,536,738
7.875%, 4/1/30(1)	2,891	2,836,648
Stagwell Global LLC, 5.625%, 8/15/29(1)	3,410	3,056,303
		$ 18,346,385
Energy — 8.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,619	$ 3,645,734
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	3,242	3,185,695
7.875%, 5/15/26(1)	1,283	1,307,422
Cheniere Energy Partners LP:
4.00%, 3/1/31	2,552	2,278,994
4.50%, 10/1/29	1,896	1,775,446
Civitas Resources, Inc.:
8.625%, 11/1/30(1)	5,643	6,008,985
8.75%, 7/1/31(1)	738	783,750
DT Midstream, Inc., 4.125%, 6/15/29(1)	4,231	3,838,210
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Energy Transfer LP, 5.00%, 5/15/50	2,087	$ 1,731,072
EQM Midstream Partners LP:
4.50%, 1/15/29(1)	2,111	1,955,015
4.75%, 1/15/31(1)	2,377	2,173,845
6.00%, 7/1/25(1)	410	409,662
6.50%, 7/1/27(1)	1,121	1,123,460
7.50%, 6/1/30(1)	3,031	3,180,628
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	3,778	3,873,180
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,088,841
Matador Resources Co., 6.50%, 4/15/32(1)	3,355	3,327,437
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,118	1,061,102
Occidental Petroleum Corp., 8.50%, 7/15/27	3,859	4,127,529
Parkland Corp.:
4.50%, 10/1/29(1)	2,371	2,150,756
4.625%, 5/1/30(1)	2,389	2,160,881
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	4,933	4,797,954
7.00%, 1/15/32(1)	2,551	2,602,210
7.75%, 2/15/26(1)	1,675	1,691,539
Plains All American Pipeline LP, Series B, 9.679%, (3 mo. SOFR + 4.372%)(2)(7)	4,380	4,352,394
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,294,590
7.125%, 1/15/26(1)	1,000	1,000,778
Southwestern Energy Co.:
4.75%, 2/1/32	3,253	2,931,833
5.375%, 2/1/29(6)	2,500	1,962,734
Sunoco LP, 7.25%, 5/1/32(1)	2,835	2,881,699
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,670	2,404,688
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,644,769
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	1,046	1,043,064
Transocean, Inc., 8.75%, 2/15/30(1)	1,208	1,260,211
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	2,233	2,285,080
8.375%, 6/1/31(1)	3,572	3,667,988
9.50%, 2/1/29(1)	4,583	4,928,957
9.875%, 2/1/32(1)	3,217	3,434,894
Vital Energy, Inc.:
7.875%, 4/15/32(1)	1,956	1,986,063
9.75%, 10/15/30	2,151	2,345,485
Weatherford International Ltd., 8.625%, 4/30/30(1)	2,338	2,429,499
		$ 107,134,073

20

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Entertainment & Film — 0.3%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	4,366	$ 4,058,766
5.875%, 3/15/26(1)	588	582,493
		$ 4,641,259
Environmental — 1.6%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$ 992,090
5.125%, 7/15/29(1)	1,117	1,065,424
6.375%, 2/1/31(1)	585	580,111
Covanta Holding Corp.:
4.875%, 12/1/29(1)	5,939	5,212,218
5.00%, 9/1/30	804	695,510
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,074	4,566,536
3.75%, 8/1/25(1)	669	651,270
4.75%, 6/15/29(1)	8,593	7,936,709
		$ 21,699,868
Food & Drug Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	1,808	$ 1,687,722
5.875%, 2/15/28(1)	1,807	1,772,329
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,305	3,709,716
		$ 7,169,767
Food, Beverage & Tobacco — 2.7%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$ 3,598,701
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	1,650	1,529,012
7.625%, 7/1/29(1)	3,835	3,880,353
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	3,685	3,582,066
Fiesta Purchaser, Inc., 7.875%, 3/1/31(1)	3,692	3,764,969
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,135	4,606,293
5.50%, 10/15/27(1)	1,504	1,457,232
Pilgrim's Pride Corp.:
3.50%, 3/1/32	3,553	2,928,388
6.875%, 5/15/34	1,755	1,821,390
Post Holdings, Inc., 6.25%, 2/15/32(1)	2,626	2,594,219
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	3,778	3,391,620
U.S. Foods, Inc., 4.75%, 2/15/29(1)	3,511	3,274,834
		$ 36,429,077
Security	Principal Amount* (000's omitted)		Value
Gaming — 2.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		5,839	$ 5,977,618
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		784	700,082
6.50%, 2/15/32(1)		2,354	2,320,875
7.00%, 2/15/30(1)		2,735	2,755,918
8.125%, 7/1/27(1)		2,617	2,654,195
Churchill Downs, Inc., 5.75%, 4/1/30(1)		4,102	3,906,135
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	1,192,096
5.25%, 1/15/29(1)		750	708,977
6.25%, 1/15/27(1)		1,848	1,846,571
6.50%, 2/15/25(1)		1,009	1,009,791
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		3,759	3,571,665
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		2,834	2,845,908
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.875%, 11/1/26(1)		3,500	3,330,350
			$ 32,820,181
Healthcare — 8.9%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		3,547	$ 3,253,355
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		2,663	2,362,145
4.625%, 10/1/27(1)		323	303,745
athenahealth Group, Inc., 6.50%, 2/15/30(1)		5,761	5,191,681
Avantor Funding, Inc., 3.875%, 7/15/28(6)	EUR	4,400	4,577,070
Bausch & Lomb Corp., 8.375%, 10/1/28(1)		2,780	2,874,520
Encompass Health Corp.:
4.625%, 4/1/31		2,543	2,285,873
4.75%, 2/1/30		1,044	958,519
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		2,250	2,288,964
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		5,112	5,162,984
Grifols SA, 4.75%, 10/15/28(1)		1,050	849,234
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,380	4,906,960
Heartland Dental LLC/Heartland Dental Finance Corp.:
8.50%, 5/1/26(1)		750	748,043
10.50%, 4/30/28(1)		7,200	7,587,803
IQVIA, Inc.:
2.25%, 3/15/29(6)	EUR	1,816	1,760,260
5.00%, 5/15/27(1)		1,329	1,284,300
6.50%, 5/15/30(1)		1,662	1,671,618
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,910	1,739,614
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)		2,687	2,519,040

21

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	4,397	$ 3,520,017
9.875%, 8/15/30(1)	1,665	1,735,843
Medline Borrower LP, 5.25%, 10/1/29(1)	12,177	11,346,941
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,664	1,157,616
ModivCare, Inc., 5.875%, 11/15/25(1)	2,104	2,054,254
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	2,889	2,508,453
3.875%, 5/15/32(1)	2,207	1,848,576
Option Care Health, Inc., 4.375%, 10/31/29(1)	4,735	4,244,832
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)	2,307	1,956,117
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30	4,350	3,989,896
4.90%, 12/15/44	1,242	979,684
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,395	1,188,071
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	1,328	1,323,591
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	4,004	4,003,538
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	5,462	5,084,794
Tenet Healthcare Corp.:
4.375%, 1/15/30	272	247,230
5.125%, 11/1/27	2,855	2,764,610
6.125%, 10/1/28	4,735	4,679,994
6.875%, 11/15/31	2,033	2,097,206
U.S. Acute Care Solutions LLC:
6.375%, 3/1/26(1)	4,919	4,985,480
9.75%, 5/15/29(1)(9)	3,025	2,970,200
Varex Imaging Corp., 7.875%, 10/15/27(1)	2,511	2,561,987
		$ 119,574,658
Homebuilders & Real Estate — 4.7%
Artera Services LLC, 8.50%, 2/15/31(1)	3,065	$ 3,138,664
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,516	1,372,658
4.625%, 4/1/30(1)	1,620	1,449,315
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,227	1,208,885
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	3,770	3,416,325
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)	1,049	1,035,191
8.875%, 9/1/31(1)	1,873	1,944,891
Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,776,233
GEO Group, Inc., 10.25%, 4/15/31(1)	6,000	6,189,752
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	5,638	$ 5,812,818
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	2,442	2,272,350
3.75%, 9/15/30(1)	3,492	2,901,055
M/I Homes, Inc., 4.95%, 2/1/28	1,537	1,457,369
Meritage Homes Corp., 3.875%, 4/15/29(1)	2,282	2,070,936
National Health Investors, Inc., 3.00%, 2/1/31	3,117	2,498,463
New Home Co., Inc., 9.25%, 10/1/29(1)	9,125	9,162,230
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,850	1,648,522
4.625%, 3/15/30(1)	1,687	1,490,730
7.375%, 2/15/31(1)	4,404	4,523,287
TopBuild Corp., 4.125%, 2/15/32(1)	2,753	2,385,988
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(1)	543	509,688
4.125%, 8/15/30(1)	1,859	1,658,158
4.625%, 12/1/29(1)	4,004	3,717,257
		$ 63,640,765
Hotels — 0.2%
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/16/29(6)	500	$ 444,140
4.625%, 4/6/31(6)	1,000	849,145
8.45%, 7/27/30(1)	1,900	1,991,873
		$ 3,285,158
Insurance — 1.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(1)	5,518	$ 5,415,604
7.00%, 1/15/31(1)	1,797	1,803,886
AmWINS Group, Inc., 4.875%, 6/30/29(1)	2,866	2,607,977
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	2,175	1,984,179
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/31(1)	2,375	2,346,461
8.125%, 2/15/32(1)	2,231	2,197,522
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	4,557	4,827,950
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	2,605	2,620,177
		$ 23,803,756
Leisure — 3.1%
Boyne USA, Inc., 4.75%, 5/15/29(1)	3,280	$ 2,986,735

22

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Carnival Corp.:
5.75%, 3/1/27(1)	4,215	$ 4,116,543
6.00%, 5/1/29(1)	1,820	1,764,796
Life Time, Inc.:
5.75%, 1/15/26(1)	1,452	1,437,285
8.00%, 4/15/26(1)	5,820	5,834,864
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)	1,430	1,497,088
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	764	757,481
NCL Corp. Ltd.:
5.875%, 3/15/26(1)	3,134	3,072,983
5.875%, 2/15/27(1)	946	924,804
7.75%, 2/15/29(1)	1,792	1,831,797
NCL Finance Ltd., 6.125%, 3/15/28(1)	3,432	3,351,498
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28	1,390	1,278,282
6.25%, 3/15/32(1)	2,668	2,631,895
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,519,620
Viking Cruises Ltd.:
5.875%, 9/15/27(1)	5,004	4,855,636
6.25%, 5/15/25(1)	1,820	1,815,520
7.00%, 2/15/29(1)	753	750,761
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	521	498,983
		$ 41,926,571
Metals & Mining — 2.4%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	7,180	$ 8,003,826
Eldorado Gold Corp., 6.25%, 9/1/29(1)	2,968	2,798,529
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)	2,395	2,477,448
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,202,294
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	3,109	3,010,258
6.125%, 4/1/29(1)	2,069	2,027,606
New Gold, Inc., 7.50%, 7/15/27(1)	3,006	2,990,346
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,642,756
4.75%, 1/30/30(1)	3,948	3,616,253
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	3,847	3,481,590
		$ 32,250,906
Security	Principal Amount* (000's omitted)	Value
Paper — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(10)	4,583	$ 1,999,609
		$ 1,999,609
Publishing & Printing — 0.5%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	2,844	$ 2,640,577
8.00%, 8/1/29(1)	4,116	3,784,366
		$ 6,424,943
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	4,400	$ 4,349,303
		$ 4,349,303
Restaurant — 1.8%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$ 1,626,087
4.00%, 10/15/30(1)	5,316	4,587,941
5.75%, 4/15/25(1)	581	578,857
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	5,483	5,523,597
IRB Holding Corp., 7.00%, 6/15/25(1)	2,978	2,974,196
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	6,406	6,878,501
Yum! Brands, Inc., 3.625%, 3/15/31	3,102	2,682,895
		$ 24,852,074
Services — 6.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,652	$ 3,463,925
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	718	716,831
9.75%, 7/15/27(1)	3,222	3,213,279
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	1,961	1,761,189
4.625%, 6/1/28(1)	2,687	2,416,525
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,298,771
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,163	5,029,878
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	3,878	3,535,736
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	3,350	3,412,542
Gartner, Inc.:
3.625%, 6/15/29(1)	605	541,910
3.75%, 10/1/30(1)	2,100	1,829,619
4.50%, 7/1/28(1)	1,449	1,363,926

23

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	5,546	$ 5,516,096
Hertz Corp.:
4.625%, 12/1/26(1)	372	288,521
5.00%, 12/1/29(1)	1,933	1,329,230
Imola Merger Corp., 4.75%, 5/15/29(1)	7,106	6,549,037
Korn Ferry, 4.625%, 12/15/27(1)	4,099	3,890,498
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	2,666	2,518,905
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	2,776	2,587,061
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	2,405	2,430,741
7.75%, 3/15/31(1)	972	1,009,299
SRS Distribution, Inc., 6.00%, 12/1/29(1)	1,481	1,502,640
Summer BC Bidco B LLC, 5.50%, 10/31/26(1)	3,354	3,205,598
VT Topco, Inc., 8.50%, 8/15/30(1)	5,167	5,352,201
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	5,051	4,902,102
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	2,007	1,996,261
6.625%, 3/15/32(1)	3,343	3,331,535
7.25%, 6/15/28(1)	1,743	1,772,237
White Cap Buyer LLC, 6.875%, 10/15/28(1)	3,243	3,136,949
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(11)	1,481	1,482,859
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	4,082	4,256,606
		$ 88,642,507
Steel — 0.5%
Allegheny Ludlum LLC, 6.95%, 12/15/25	2,155	$ 2,186,170
ATI, Inc., 5.875%, 12/1/27	1,420	1,392,421
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,288,666
TMS International Corp., 6.25%, 4/15/29(1)	2,504	2,310,174
		$ 7,177,431
Super Retail — 3.1%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	839	$ 759,496
4.75%, 3/1/30	743	674,266
5.00%, 2/15/32(1)	2,334	2,076,771
Bath & Body Works, Inc.:
6.75%, 7/1/36	694	677,912
6.875%, 11/1/35	2,146	2,133,873
6.95%, 3/1/33	1,621	1,567,937
9.375%, 7/1/25(1)	289	299,369
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		4,147	$ 4,397,039
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,497	1,362,952
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		2,048	1,902,111
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		2,840	2,596,551
8.25%, 8/1/31(1)		529	550,041
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		905	800,213
4.375%, 1/15/31(1)		3,144	2,755,575
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		6,882	6,382,376
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(1)		3,600	3,586,686
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		2,825	2,609,999
7.75%, 2/15/29(1)		1,337	1,272,188
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,961	1,757,237
4.875%, 11/15/31(1)		1,634	1,427,347
William Carter Co., 5.625%, 3/15/27(1)		1,510	1,471,237
			$ 41,061,176
Technology — 5.2%
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		2,659	$ 2,461,975
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		2,168	2,232,207
Ciena Corp., 4.00%, 1/31/30(1)		3,592	3,154,060
Clarios Global LP, 6.75%, 5/15/25(1)		653	653,841
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	2,958	3,131,667
8.50%, 5/15/27(1)		4,819	4,834,386
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		3,276	3,109,623
9.00%, 9/30/29(1)		7,346	7,074,126
Coherent Corp., 5.00%, 12/15/29(1)		2,385	2,203,188
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,227	2,053,209
McAfee Corp., 7.375%, 2/15/30(1)		3,642	3,376,919
NCR Voyix Corp.:
5.125%, 4/15/29(1)		1,782	1,639,310
5.25%, 10/1/30(1)		1,566	1,396,469
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,132	2,844,973
Open Text Corp., 3.875%, 2/15/28(1)		1,596	1,458,274
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,302,596
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)		723	724,411

24

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Presidio Holdings, Inc.: (continued)
8.25%, 2/1/28(1)		6,515	$ 6,593,851
Rocket Software, Inc., 9.00%, 11/28/28(1)(9)		1,330	1,336,258
Seagate HDD Cayman:
4.091%, 6/1/29		803	731,397
9.625%, 12/1/32		3,932	4,413,825
Sensata Technologies BV, 5.00%, 10/1/25(1)		842	831,920
Sensata Technologies, Inc., 3.75%, 2/15/31(1)		3,219	2,723,393
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,481	3,386,432
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		1,876	1,578,153
VM Consolidated, Inc., 5.50%, 4/15/29(1)		4,657	4,387,325
			$ 69,633,788
Telecommunications — 2.3%
Altice Financing SA:
5.00%, 1/15/28(1)		1,945	$ 1,537,147
5.75%, 8/15/29(1)		1,253	932,551
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)		5,756	5,579,652
Iliad Holding SASU:
6.50%, 10/15/26(1)		3,437	3,423,730
7.00%, 10/15/28(1)		1,592	1,558,215
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		1,082	904,748
6.75%, 10/15/27(1)		425	394,294
Sprint Capital Corp., 6.875%, 11/15/28		1,985	2,080,349
Sprint LLC, 7.625%, 2/15/25		1,145	1,154,468
Viasat, Inc., 5.625%, 4/15/27(1)		888	813,511
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		2,529	2,073,072
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	1,106	1,237,100
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,420	2,156,708
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)		2,232	1,864,878
7.75%, 4/15/32(1)		1,550	1,527,382
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)		984	817,479
Ziggo BV, 4.875%, 1/15/30(1)		2,756	2,414,008
			$ 30,469,292
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)		4,486	$ 3,864,396
			$ 3,864,396
Security	Principal Amount* (000's omitted)	Value
Utility — 3.4%
Calpine Corp.:
4.50%, 2/15/28(1)	1,810	$ 1,691,821
4.625%, 2/1/29(1)	2,060	1,894,278
5.00%, 2/1/31(1)	420	381,038
5.125%, 3/15/28(1)	4,304	4,086,475
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	5,178	4,911,035
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	1,988,915
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	3,066	2,859,813
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,164	2,668,725
10.25% to 3/15/28(1)(7)(8)	3,467	3,740,626
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,196	1,965,945
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,568	3,172,645
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,331	3,111,538
TransAlta Corp., 7.75%, 11/15/29	3,684	3,774,432
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,094	1,908,515
5.00%, 7/31/27(1)	4,708	4,484,828
6.875%, 4/15/32(1)	3,490	3,477,827
		$ 46,118,456
Total Corporate Bonds (identified cost $1,167,719,362)		$1,136,705,036

Exchange-Traded Funds — 0.8%
Security	Shares	Value
Fixed Income Funds — 0.8%
iShares Broad USD High Yield Corporate Bond ETF	285,470	$ 10,259,792
Total Exchange-Traded Funds (identified cost $10,282,629)		$ 10,259,792

25

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.3%
Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	147,488	$ 3,892,208
Total Preferred Stocks (identified cost $4,129,729)		$ 3,892,208

Senior Floating-Rate Loans — 6.8%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28	$1,691	$ 1,702,140
		$ 1,702,140
Air Transportation — 0.4%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28	$2,930	$ 3,051,821
Mileage Plus Holdings LLC, Term Loan, 10.733%, (SOFR + 5.25%), 6/21/27	2,823	2,900,720
		$ 5,952,541
Broadcasting — 0.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.918%, (SOFR + 3.50%), 12/21/28	$3,223	$ 3,239,020
		$ 3,239,020
Capital Goods — 0.4%
DexKo Global, Inc., Term Loan, 9.559%, (SOFR + 4.25%), 10/4/28	$1,497	$ 1,497,481
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30	3,167	3,175,926
		$ 4,673,407
Energy — 0.3%
Epic Y-Grade Services LP, Term Loan, 6/29/29(13)	$3,603	$ 3,566,286
		$ 3,566,286
Food, Beverage & Tobacco — 0.2%
Triton Water Holdings, Inc., Term Loan, 3/31/28(13)	$2,580	$ 2,571,937
		$ 2,571,937
Borrower/Description	Principal Amount (000's omitted)	Value
Gaming — 0.5%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(3)(14)	$2,506	$ 2,506,014
Spectacle Gary Holdings LLC, Term Loan, 9.702%, (SOFR + 4.25%), 12/11/28	4,062	4,004,159
		$ 6,510,173
Healthcare — 1.4%
athenahealth Group, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/15/29	$1,763	$ 1,759,381
Bausch & Lomb Corp., Term Loan, 8.669%, (SOFR + 3.25%), 5/10/27	2,206	2,194,910
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28	2,584	2,602,252
Pluto Acquisition I, Inc.:
Term Loan, 10.687%, (SOFR + 5.50%), 6/20/28	967	979,585
Term Loan - Second Lien, 9.316%, (SOFR + 4.00%), 9/20/28	3,550	3,159,440
Team Health Holdings, Inc., Term Loan, 10.58%, (SOFR + 5.25%), 3/2/27(15)	3,206	2,823,537
Verscend Holding Corp., Term Loan, 11.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/27/25	5,082	5,085,880
		$ 18,604,985
Insurance — 0.6%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 3/8/32(13)	$8,615	$ 8,693,612
		$ 8,693,612
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 12.477%, (SOFR + 7.00%), 5/25/27	$2,050	$ 2,049,196
		$ 2,049,196
Paper — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.:
Term Loan, 4.00%, 12/13/24(16)	$801	$ 815,088
Term Loan, 4.00%, 12/13/24(16)	320	374,900
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	481	562,350
		$ 1,752,338
Restaurant — 0.6%
IRB Holding Corp., Term Loan, 8.166%, (SOFR + 2.75%), 12/15/27	$7,946	$ 7,965,062
		$ 7,965,062

26

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Services — 0.5%
AlixPartners LLP, Term Loan, 7.93%, (SOFR + 2.50%), 2/4/28	$7,099	$ 7,126,352
		$ 7,126,352
Super Retail — 0.6%
Hanesbrands, Inc., Term Loan, 7.916%, (SOFR + 2.50%), 11/19/26	$3,286	$ 3,240,423
Mavis Tire Express Services Corp., Term Loan, 9.066%, (SOFR + 3.75%), 5/4/28	2,353	2,362,272
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28	2,311	2,279,657
		$ 7,882,352
Technology — 0.7%
Central Parent, Inc., Term Loan, 7/6/29(13)	$2,384	$ 2,395,806
Clarios Global LP, Term Loan, 8.316%, (SOFR + 3.00%), 5/6/30	3,328	3,342,144
Cloud Software Group, Inc., Term Loan, 3/30/29(13)	1,207	1,208,141
Riverbed Technology, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 7.809% cash, 2.00% PIK, 7/1/28	505	310,665
Travelport Finance (Luxembourg) SARL, Term Loan, 13.564%, (SOFR + 8.00%), 9/30/28	2,478	2,292,475
		$ 9,549,231
Total Senior Floating-Rate Loans (identified cost $92,014,560)		$ 91,838,632

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings LLC(3)(5)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(5)	$1,660,000	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(3)(4)(5)	15,849	$ 4,285,356
		$ 4,285,356
Security	Principal Amount/ Shares	Value
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(3)(5)	$1,153,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(3)(5)	2,774,000	0
		$ 0
Services — 0.0%(17)
Hertz Corp., Escrow Certificates(1)(5)	$502,000	$ 50,199
		$ 50,199
Total Miscellaneous (identified cost $65,010)		$ 4,335,555

Short-Term Investments — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(18)	61,224,349	$ 61,224,349
Total Short-Term Investments (identified cost $61,224,349)		$ 61,224,349
Total Investments — 100.6% (identified cost $1,381,646,858)		$1,354,651,433
Less Unfunded Loan Commitments — (0.1)%		$ (1,121,496)
Net Investments — 100.5% (identified cost $1,380,525,362)		$1,353,529,937
Other Assets, Less Liabilities — (0.5)%		$ (6,848,306)
Net Assets — 100.0%		$1,346,681,631
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $1,024,643,008 or 76.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(4)	Restricted security (see Note 5).
(5)	Non-income producing security.

27

High Income Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $27,635,061 or 2.1% of the Portfolio's net assets.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	When-issued security.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(14)	Fixed-rate loan.
(15)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $1,189,988. See Note 1F for description.
(17)	Amount is less than 0.05%.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,009,167	EUR	5,595,477	Goldman Sachs International	7/31/24	$ 14,577	$ —
USD	10,990,644	EUR	10,242,000	State Street Bank and Trust Company	7/31/24	18,103	—
USD	6,868,595	EUR	6,400,796	State Street Bank and Trust Company	7/31/24	11,243	—
USD	7,456	GBP	5,967	HSBC Bank USA, N.A.	7/31/24	—	(3)
USD	1,250,060	GBP	1,002,744	State Street Bank and Trust Company	7/31/24	—	(3,554)
						$43,923	$(3,557)
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

28

High Income Opportunities Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $1,319,301,013)	$ 1,292,305,588
Affiliated investments, at value (identified cost $61,224,349)	61,224,349
Cash	3,223,283
Deposits for derivatives collateral — forward foreign currency exchange contracts	220,000
Foreign currency, at value (identified cost $1,660)	1,657
Interest receivable	19,361,943
Dividends receivable from affiliated investments	348,140
Receivable for investments sold	2,800,690
Receivable for open forward foreign currency exchange contracts	43,923
Trustees' deferred compensation plan	202,809
Total assets	$1,379,732,382
Liabilities
Cash collateral due to broker	$ 220,000
Payable for investments purchased	27,546,725
Payable for when-issued securities	4,296,648
Payable for open forward foreign currency exchange contracts	3,557
Payable to affiliates:
Investment adviser fee	513,363
Trustees' fees	6,814
Trustees' deferred compensation plan	202,809
Accrued expenses	260,835
Total liabilities	$ 33,050,751
Net Assets applicable to investors' interest in Portfolio	$1,346,681,631
29
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $712)	$ 571,425
Dividend income from affiliated investments	1,386,038
Interest income	41,141,552
Other income	25,449
Total investment income	$ 43,124,464
Expenses
Investment adviser fee	$ 2,992,743
Trustees’ fees and expenses	41,183
Custodian fee	159,116
Legal and accounting services	69,187
Miscellaneous	1,543
Total expenses	$ 3,263,772
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 40,246
Total expense reductions	$ 40,246
Net expenses	$ 3,223,526
Net investment income	$ 39,900,938
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (13,859,031)
Foreign currency transactions	6,183
Forward foreign currency exchange contracts	65,786
Net realized loss	$ (13,787,062)
Change in unrealized appreciation (depreciation):
Investments	$ 74,547,697
Foreign currency	916
Forward foreign currency exchange contracts	38,618
Net change in unrealized appreciation (depreciation)	$ 74,587,231
Net realized and unrealized gain	$ 60,800,169
Net increase in net assets from operations	$100,701,107
30
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 39,900,938	$ 65,174,311
Net realized gain (loss)	(13,787,062)	10,565,317
Net change in unrealized appreciation (depreciation)	74,587,231	(10,425,382)
Net increase in net assets from operations	$ 100,701,107	$ 65,314,246
Capital transactions:
Contributions	$ 279,707,179	$ 295,215,386
Withdrawals	(124,552,332)	(289,977,325)
Net increase in net assets from capital transactions	$ 155,154,847	$ 5,238,061
Net increase in net assets	$ 255,855,954	$ 70,552,307
Net Assets
At beginning of period	$ 1,090,825,677	$ 1,020,273,370
At end of period	$1,346,681,631	$1,090,825,677
31
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.51% (1)(2)	0.53% (1)	0.49% (1)	0.49%	0.51%	0.50%
Net investment income	6.37% (2)	6.07%	4.82%	4.78%	5.26%	5.61%
Portfolio Turnover	22% (3)	29%	19%	64%	67%	32%
Total Return	8.58% (3)	6.66%	(8.20)%	13.11%	1.69%	7.74%
Net assets, end of period (000’s omitted)	$1,346,682	$1,090,826	$1,020,273	$1,000,095	$949,751	$1,088,999
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(2)	Annualized.
(3)	Not annualized.
32
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance High Income Opportunities Fund, Eaton Vance Strategic Income Fund (formerly, Eaton Vance Short Duration Strategic Income Fund), Eaton Vance Floating-Rate & High Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund) held an interest of 73.6%, 17.1%, 8.9% and 0.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
33

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
34

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $2,992,743 or 0.48% (annualized) of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $40,246 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $460,730,735 and $267,064,311, respectively, for the six months ended April 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,391,072,125
Gross unrealized appreciation	$ 19,885,384
Gross unrealized depreciation	(57,387,206)
Net unrealized depreciation	$ (37,501,822)
35

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2024, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,380,162
Endo, Inc.	4/23/24	572	7,304	16,373
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,022,709	$1,396,535
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$ 0	$ 4,285,356
Total Miscellaneous			$ 0	$4,285,356
Total Restricted Securities			$2,022,709	$5,681,891
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $3,557. At April 30, 2024, there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an
36

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2024 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$43,923 (1)	$(3,557) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$ 14,577	$ —	$ —	$ (14,577)	$ —
State Street Bank and Trust Company	29,346	(3,554)	—	—	25,792
	$43,923	$(3,554)	$ —	$(14,577)	$25,792

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
HSBC Bank USA, N.A.	$ (3)	$ —	$ —	$ —	$ (3)
State Street Bank and Trust Company	(3,554)	3,554	—	—	—
	$(3,557)	$3,554	$ —	$ —	$ (3)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
37

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$65,786	$38,618
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $24,519,000.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
8  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $61,224,349, which represents 4.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$37,843,239	$374,247,117	$(350,866,007)	$ —	$ —	$61,224,349	$1,386,038	61,224,349
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
38

High Income Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 25,223,017	$ —	$ 25,223,017
Common Stocks	4,763,000	1,104,749	1,380,162	7,247,911
Convertible Bonds	—	13,924,933	—	13,924,933
Corporate Bonds	—	1,136,705,036	—	1,136,705,036
Exchange-Traded Funds	10,259,792	—	—	10,259,792
Preferred Stocks	3,892,208	—	—	3,892,208
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	88,211,122	2,506,014	90,717,136
Miscellaneous	—	50,199	4,285,356	4,335,555
Short-Term Investments	61,224,349	—	—	61,224,349
Total Investments	$ 80,139,349	$ 1,265,219,056	$ 8,171,532	$ 1,353,529,937
Forward Foreign Currency Exchange Contracts	$ —	$ 43,923	$ —	$ 43,923
Total	$ 80,139,349	$ 1,265,262,979	$ 8,171,532	$ 1,353,573,860
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (3,557)	$ —	$ (3,557)
Total	$ —	$ (3,557)	$ —	$ (3,557)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
39

Eaton Vance
High Income Opportunities Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
40

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
41

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
42

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
43

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
44

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser of High Income Opportunities Portfolio
and Eaton Vance High Income Opportunities Fund
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Investment Adviser and Administrator of Eaton Vance High
Income Opportunities Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.24

Eaton Vance
Global Sovereign Opportunities Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Global Sovereign Opportunities Fund

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Performance

Portfolio Manager(s) Kyle Lee, CFA, Patrick Campbell, CFA and Brian Shaw, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	06/27/2007	3.31%	(2.48)%	(0.72)%	0.25%
Class A with 3.25% Maximum Sales Charge	—	—	(0.03)	(5.66)	(1.38)	(0.08)
Class C at NAV	03/01/2011	06/27/2007	2.92	(3.20)	(1.42)	(0.31)
Class C with 1% Maximum Deferred Sales Charge	—	—	1.92	(4.13)	(1.42)	(0.31)
Class I at NAV	03/01/2011	06/27/2007	3.28	(2.40)	(0.45)	0.53

FTSE World Government Bond Index (WGBI)	—	—	3.87%	(3.81)%	(2.62)%	(1.18)%
Blended Index	—	—	3.91	(2.70)	(2.09)	(1.01)
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	2.03%	2.75%	1.75%
Net	1.00	1.72	0.72
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Fund Profile

Asset Allocation (% of net assets)[1]
Foreign Currency Exposures (% of net assets)[2]
Japan	13.7%
Serbia	9.1
Turkey	8.6
Egypt	8.6
Iceland	8.5
India	8.2
Poland	7.4
Hungary	6.0
Singapore	5.7
Dominican Republic	5.4
Taiwan	5.2
Mexico	5.0
United Kingdom	4.8
South Korea	4.6
Australia	4.6
Canada	4.5
Uruguay	3.3
Indonesia	2.8
Brazil	2.5
Paraguay	2.5
Czech Republic	1.1
Peru	1.1
Other	1.0 [4]
Thailand	-2.9
Hong Kong	-3.4
Philippines	-4.5
New Zealand	-5.2
Euro	-6.2
South Africa	-12.3
China	-13.8
Total Long	124.2%
Total Short	-48.3%
Total Net	75.9%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
1 Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
2 Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.
3 Net of securities sold short.
4 Includes amounts each less than 1.0% or –1.0%, as applicable.
3

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	FTSE World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment-grade sovereign bonds. The Blended Index consists of 80% FTSE World Government Bond Index and 20% J.P. Morgan Government Bond Index: Emerging Market Global Diversified (JPM GBI-EM GD), rebalanced monthly. J.P. Morgan Government Bond Index: Emerging Market Global Diversified (JPM GBI-EM GD) is an unmanaged index of local currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The indexes are used with permission. The indexes may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,033.10	$ 6.72**	1.33%
Class C	$1,000.00	$1,029.20	$10.49**	2.08%
Class I	$1,000.00	$1,032.80	$ 5.46**	1.08%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.25	$ 6.67**	1.33%
Class C	$1,000.00	$1,014.52	$10.42**	2.08%
Class I	$1,000.00	$1,019.49	$ 5.42**	1.08%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in International Income Portfolio, at value (identified cost $33,457,668)	$ 32,074,637
Receivable for Fund shares sold	17,300
Receivable from affiliates	21,631
Total assets	$ 32,113,568
Liabilities
Payable for Fund shares redeemed	$ 1,725
Payable to affiliates:
Distribution and service fees	2,790
Trustees' fees	42
Payable for custodian fee	11,629
Payable for transfer and dividend disbursing agent fees	8,671
Payable for legal and accounting services	17,803
Accrued expenses	4,017
Total liabilities	$ 46,677
Net Assets	$ 32,066,891
Sources of Net Assets
Paid-in capital	$ 70,108,647
Accumulated loss	(38,041,756)
Net Assets	$ 32,066,891
Class A Shares
Net Assets	$ 10,254,810
Shares Outstanding	1,615,456
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.35
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 6.56
Class C Shares
Net Assets	$ 762,401
Shares Outstanding	120,104
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 6.35
Class I Shares
Net Assets	$ 21,049,680
Shares Outstanding	3,328,528
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.32
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio	$ 41,492
Interest income allocated from Portfolio (net of foreign taxes withheld of $5,733)	1,105,446
Expenses, excluding interest expense, allocated from Portfolio	(122,642)
Interest expense allocated from Portfolio	(68,424)
Total investment income from Portfolio	$ 955,872
Expenses
Distribution and service fees:
Class A	$ 13,835
Class C	4,513
Trustees’ fees and expenses	250
Custodian fee	9,910
Transfer and dividend disbursing agent fees	21,704
Legal and accounting services	23,272
Printing and postage	8,024
Registration fees	26,188
Miscellaneous	7,057
Total expenses	$ 114,753
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 96,536
Total expense reductions	$ 96,536
Net expenses	$ 18,217
Net investment income	$ 937,655
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $9,008)	$ (793,827)
Written options and swaptions	7,930
Securities sold short	(53,616)
Futures contracts	(161,663)
Swap contracts	(244,070)
Foreign currency transactions	(14,660)
Forward foreign currency exchange contracts	(334,788)
Net realized loss	$(1,594,694)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $10)	$ 1,563,926
Written options and swaptions	40,415
Securities sold short	58,499
Futures contracts	37,448
Swap contracts	430,339
Foreign currency	11,552
Forward foreign currency exchange contracts	4,227
Net change in unrealized appreciation (depreciation)	$ 2,146,406
Net realized and unrealized gain	$ 551,712
Net increase in net assets from operations	$ 1,489,367
7
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 937,655	$ 1,735,231
Net realized loss	(1,594,694)	(3,196,103)
Net change in unrealized appreciation (depreciation)	2,146,406	3,004,069
Net increase in net assets from operations	$ 1,489,367	$ 1,543,197
Distributions to shareholders:
Class A	$ (256,147)	$ —
Class C	(17,061)	—
Class I	(570,115)	—
Total distributions to shareholders	$ (843,323)	$ —
Tax return of capital to shareholders:
Class A	$ —	$ (549,647)
Class C	—	(46,885)
Class I	—	(1,223,106)
Total tax return of capital to shareholders	$ —	$ (1,819,638)
Transactions in shares of beneficial interest:
Class A	$ (780,718)	$ (788,165)
Class C	(228,016)	(302,582)
Class I	(3,596,823)	8,983,730
Net increase (decrease) in net assets from Fund share transactions	$ (4,605,557)	$ 7,892,983
Net increase (decrease) in net assets	$ (3,959,513)	$ 7,616,542
Net Assets
At beginning of period	$ 36,026,404	$ 28,409,862
At end of period	$32,066,891	$36,026,404
8
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 6.290	$ 6.190	$ 7.960	$ 8.440	$ 8.510	$ 8.500
Income (Loss) From Operations
Net investment income(1)	$ 0.171	$ 0.292	$ 0.207	$ 0.132	$ 0.176	$ 0.295
Net realized and unrealized gain (loss)	0.043	0.113 (2)	(1.675)	(0.150)	0.292	0.174
Total income (loss) from operations	$ 0.214	$ 0.405	$ (1.468)	$ (0.018)	$ 0.468	$ 0.469
Less Distributions
From net investment income	$ (0.154)	$ —	$ —	$ (0.146)	$ (0.378)	$ (0.459)
Tax return of capital	—	(0.305)	(0.302)	(0.316)	(0.160)	—
Total distributions	$ (0.154)	$ (0.305)	$ (0.302)	$ (0.462)	$ (0.538)	$ (0.459)
Net asset value — End of period	$ 6.350	$ 6.290	$ 6.190	$ 7.960	$ 8.440	$ 8.510
Total Return(3)(4)	3.31% (5)	6.55%	(18.94)%	(0.38)%	5.72%	5.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,255	$10,889	$11,466	$20,539	$18,354	$18,677
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.33% (7)(8)(9)	1.00% (7)(9)	1.02% (7)(9)	1.01% (7)	1.01% (7)	1.11% (7)
Net investment income	5.17% (8)	4.37%	2.89%	1.57%	2.09%	3.43%
Portfolio Turnover of the Portfolio	119% (5)(10)	230% (10)	159% (10)	102% (10)	88% (10)	92%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 1.06%, 1.03%, 0.86%, 0.49%, 0.49% and 0.40% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses.
(7)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.38%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively, and 0.01% of average daily net assets for each of the years ended October 31, 2021, 2020 and 2019.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31,
2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
9
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 6.290	$ 6.190	$ 7.960	$ 8.440	$ 8.510	$ 8.500
Income (Loss) From Operations
Net investment income(1)	$ 0.147	$ 0.244	$ 0.157	$ 0.068	$ 0.123	$ 0.237
Net realized and unrealized gain (loss)	0.042	0.113 (2)	(1.674)	(0.146)	0.286	0.171
Total income (loss) from operations	$ 0.189	$ 0.357	$(1.517)	$(0.078)	$ 0.409	$ 0.408
Less Distributions
From net investment income	$ (0.129)	$ —	$ —	$ (0.127)	$ (0.336)	$ (0.398)
Tax return of capital	—	(0.257)	(0.253)	(0.275)	(0.143)	—
Total distributions	$(0.129)	$(0.257)	$(0.253)	$(0.402)	$(0.479)	$(0.398)
Net asset value — End of period	$ 6.350	$ 6.290	$ 6.190	$ 7.960	$ 8.440	$ 8.510
Total Return(3)(4)	2.92% (5)	5.79%	(19.50)%	(1.09)%	4.98%	4.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 762	$ 970	$ 1,238	$ 2,115	$ 5,173	$ 9,517
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	2.08% (7)(8)(9)	1.72% (7)(9)	1.72% (7)(9)	1.71% (7)	1.71% (7)	1.81% (7)
Net investment income	4.44% (8)	3.66%	2.20%	0.80%	1.47%	2.76%
Portfolio Turnover of the Portfolio	119% (5)(10)	230% (10)	159% (10)	102% (10)	88% (10)	92%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 1.06%, 1.03%, 0.86%, 0.49%, 0.49% and 0.40% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses.
(7)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.38%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively, and 0.01% of average daily net assets for each of the years ended October 31, 2021, 2020 and 2019.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31,
2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
10
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 6.270	$ 6.160	$ 7.930	$ 8.410	$ 8.480	$ 8.480
Income (Loss) From Operations
Net investment income(1)	$ 0.179	$ 0.311	$ 0.224	$ 0.156	$ 0.213	$ 0.319
Net realized and unrealized gain (loss)	0.032	0.122 (2)	(1.671)	(0.151)	0.279	0.164
Total income (loss) from operations	$ 0.211	$ 0.433	$ (1.447)	$ 0.005	$ 0.492	$ 0.483
Less Distributions
From net investment income	$ (0.161)	$ —	$ —	$ (0.152)	$ (0.395)	$ (0.483)
Tax return of capital	—	(0.323)	(0.323)	(0.333)	(0.167)	—
Total distributions	$ (0.161)	$ (0.323)	$ (0.323)	$ (0.485)	$ (0.562)	$ (0.483)
Net asset value — End of period	$ 6.320	$ 6.270	$ 6.160	$ 7.930	$ 8.410	$ 8.480
Total Return(3)(4)	3.28% (5)	6.86%	(18.65)%	(0.11)%	6.04%	5.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,050	$24,167	$15,706	$35,316	$33,597	$56,451
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.08% (7)(8)(9)	0.72% (7)(9)	0.72% (7)(9)	0.71% (7)	0.71% (7)	0.81% (7)
Net investment income	5.42% (8)	4.67%	3.11%	1.86%	2.54%	3.73%
Portfolio Turnover of the Portfolio	119% (5)(10)	230% (10)	159% (10)	102% (10)	88% (10)	92%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 1.06%, 1.03%, 0.86%, 0.49%, 0.49% and 0.40% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses.
(7)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.38%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively, and 0.01% of average daily net assets for each of the years ended October 31, 2021, 2020 and 2019.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31,
2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
11
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Sovereign Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes —The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2024, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $34,797,571 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $8,240,612 are short-term and $26,556,959 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, EVM was allocated $96,536 of the Fund’s operating expenses for the six months ended April 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $1,698 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $13,835 for Class A shares.
13

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $3,385 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $1,128 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $2,223,868 and $7,677,594, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	54,025	$ 353,230	148,841	$ 999,091
Issued to shareholders electing to receive payments of distributions in Fund shares	36,046	239,963	76,521	508,596
Redemptions	(206,068)	(1,373,911)	(347,415)	(2,295,852)
Net decrease	(115,997)	$ (780,718)	(122,053)	$ (788,165)
Class C
Sales	—	$ —	15,324	$ 104,355
Issued to shareholders electing to receive payments of distributions in Fund shares	2,273	15,147	6,461	42,995
Redemptions	(36,433)	(243,163)	(67,683)	(449,932)
Net decrease	(34,160)	$ (228,016)	(45,898)	$ (302,582)
14

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	452,700	$ 3,006,730	3,242,457	$ 21,765,548
Issued to shareholders electing to receive payments of distributions in Fund shares	85,514	567,387	183,921	1,218,207
Redemptions	(1,066,306)	(7,170,940)	(2,117,925)	(14,000,025)
Net increase (decrease)	(528,092)	$(3,596,823)	1,308,453	$ 8,983,730
15

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 8.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class M2, 7.83%, (30-day SOFR Average + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,833,364
Government National Mortgage Association, Series 2023-115, Class AL, 6.00%, 8/20/53	1,000	982,606
Total Collateralized Mortgage Obligations (identified cost $2,699,742)		$ 2,815,970

Foreign Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.9%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	1,906,340	$ 275,472
Total Foreign Corporate Bonds (identified cost $280,990)			$ 275,472

Sovereign Government Bonds — 53.1%
Security	Principal Amount (000's omitted)		Value
China — 2.5%
China Government Bonds:
2.67%, 11/25/33	CNY	3,000	$ 425,155
3.00%, 10/15/53	CNY	2,500	378,390
			$ 803,545
Colombia — 1.8%
Titulos De Tesoreria B:
6.25%, 7/9/36	COP	804,400	$ 142,773
9.25%, 5/28/42	COP	2,040,500	445,138
			$ 587,911
Czech Republic — 5.1%
Czech Republic Government Bonds:
4.50%, 11/11/32	CZK	12,330	$ 530,464
4.90%, 4/14/34	CZK	24,620	1,092,635
			$ 1,623,099
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 5.2%
Dominican Republic Bonds:
8.00%, 1/15/27(3)	DOP	3,970	$ 63,288
8.00%, 2/12/27(3)	DOP	20,150	321,434
11.25%, 9/15/35(1)	DOP	8,000	144,494
12.00%, 8/8/25(1)	DOP	10,500	182,752
13.00%, 6/10/34(3)	DOP	25,400	519,938
13.625%, 2/3/33(1)	DOP	8,000	163,415
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	14,488
13.00%, 12/5/25(1)	DOP	8,440	148,327
13.00%, 1/30/26(1)	DOP	6,240	110,086
			$ 1,668,222
Germany — 4.7%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	1,500	$ 1,501,987
			$ 1,501,987
Greece — 0.1%
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	8,072	$ 24,120
			$ 24,120
Hungary — 1.4%
Hungary Government Bonds:
4.00%, 4/28/51	HUF	37,210	$ 65,261
4.75%, 11/24/32	HUF	167,540	388,577
			$ 453,838
Iceland — 7.5%
Republic of Iceland:
4.50%, 2/17/42	ISK	184,453	$ 1,048,310
5.00%, 11/15/28	ISK	3,916	25,041
7.00%, 9/17/35	ISK	15,871	113,339
8.00%, 6/12/25	ISK	172,866	1,217,506
			$ 2,404,196
Indonesia — 5.9%
Indonesia Treasury Bonds:
6.125%, 5/15/28	IDR	1,053,000	$ 62,368
7.125%, 6/15/42	IDR	1,472,000	89,538
7.125%, 6/15/43	IDR	27,958,000	1,714,078
7.375%, 5/15/48	IDR	529,000	33,300
			$ 1,899,284

16
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 1.6%
Paraguay Government Bonds, 7.90%, 2/9/31(1)	PYG	3,731,000	$ 515,341
			$ 515,341
Peru — 1.9%
Peru Government Bonds:
5.40%, 8/12/34	PEN	119	$ 27,338
6.714%, 2/12/55	PEN	1,820	440,394
7.30%, 8/12/33(1)(3)	PEN	554	148,320
			$ 616,052
Philippines — 1.7%
Philippines Government International Bonds, 6.25%, 1/14/36	PHP	34,000	$ 553,481
			$ 553,481
Serbia — 9.0%
Serbia Treasury Bonds:
5.875%, 2/8/28	RSD	161,760	$ 1,521,194
7.00%, 10/26/31	RSD	138,300	1,347,899
			$ 2,869,093
South Korea — 1.6%
Korea Treasury Bonds, 4.00%, 12/10/31	KRW	692,140	$ 515,290
			$ 515,290
Ukraine — 0.1%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	110	$ 2,197
19.19%, 9/30/26	UAH	682	13,376
			$ 15,573
Uruguay — 3.0%
Uruguay Government Bonds:
3.875%, 7/2/40(4)	UYU	10,132	$ 285,711
8.25%, 5/21/31	UYU	433	10,781
9.75%, 7/20/33	UYU	24,908	677,558
			$ 974,050
Total Sovereign Government Bonds (identified cost $18,039,930)			$17,025,082

U.S. Government Agency Mortgage-Backed Securities — 11.1%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
5.00%, with maturity at 2052	$913	$ 867,671
5.224%, (COF + 1.791%), with maturity at 2035(5)	88	86,203
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(6)	2,700	2,622,480
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,444,068)		$ 3,576,354

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32(7)	$347	$ 305,971
Total U.S. Treasury Obligations (identified cost $332,444)		$ 305,971

Short-Term Investments — 36.9%
Affiliated Fund — 9.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(8)	3,109,163	$ 3,109,163
Total Affiliated Fund (identified cost $3,109,163)		$ 3,109,163

Repurchase Agreements — 3.6%
Description	Principal Amount (000's omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 22,000,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $1,057,533(9)	MXN	19,834	$ 1,157,803
Total Repurchase Agreements (identified cost $1,178,564)			$ 1,157,803

U.S. Treasury Obligations — 23.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(10)	$1,481	$ 1,479,263

17
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 5/30/24(10)	$1,000	$ 995,755
0.00%, 6/13/24	1,300	1,291,833
0.00%, 6/20/24(10)	1,250	1,240,851
0.00%, 7/11/24(10)	1,836	2,573,054
Total U.S. Treasury Obligations (identified cost $7,581,067)		$ 7,580,756
Total Short-Term Investments (identified cost $11,868,794)		$11,847,722

Total Purchased Options — 0.1% (identified cost $106,031)	$ 36,321
Total Investments — 111.8% (identified cost $36,771,999)	$35,882,892
Total Written Options and Swaptions — (0.2)% (premiums received $42,055)	$ (62,129)
Securities Sold Short — (3.2)%
Sovereign Government Bonds — (3.2)%
Security	Principal Amount (000's omitted)		Value
Mexico — (3.2)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(22,000)	$ (1,042,123)
Total Sovereign Government Bonds (proceeds $1,115,274)			$(1,042,123)
Total Securities Sold Short (proceeds $1,115,274)			$(1,042,123)

Other Assets, Less Liabilities — (8.4)%	$ (2,696,242)
Net Assets — 100.0%	$32,082,398
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $3,246,099 or 10.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $2,569,455 or 8.0% of the Portfolio's net assets.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2024.
(6)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(9)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call BRL	Goldman Sachs International	USD	1,120,000	BRL	5.01	6/11/24	$ 2,394
Put USD vs. Call BRL	JPMorgan Chase Bank, N.A.	USD	950,000	BRL	5.01	6/11/24	2,045
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	8,922
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	4,867
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	4,144
18
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Citibank, N.A.	USD	700,000	MXN	17.02	5/17/24	$ 4,252
Put USD vs. Call MXN	Standard Chartered Bank	USD	1,050,000	MXN	16.74	6/20/24	4,395
Put USD vs. Call MXN	Standard Chartered Bank	USD	350,000	MXN	16.82	7/2/24	2,102
Put USD vs. Call MXN	Standard Chartered Bank	USD	700,000	MXN	16.71	7/5/24	3,200
Total							$36,321
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Standard Chartered Bank	USD	700,000	MXN	17.02	5/17/24	$(4,252)
Total							$(4,252)
(1)	Amount is less than (0.05)%.
Written Interest Rate Swaptions (OTC) — (0.2)%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/9/34 to pay SOFR and receive 3.93%	JPMorgan Chase Bank, N.A.	USD	(950,000)	5/7/24	$ (30,293)
Option to enter into interest rate swap expiring 8/9/34 to pay SOFR and receive 4.14%	Citibank, N.A.	USD	(1,150,000)	8/7/24	(27,584)
Total					$(57,877)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	2,720,000	USD	83,528	5/29/24	$ (193)
COP	506,940,000	USD	127,242	6/20/24	1,035
COP	120,000,000	USD	30,246	6/20/24	119
EUR	67,274	USD	73,526	6/20/24	(1,588)
EUR	2,014,724	USD	2,186,415	6/20/24	(32,020)
EUR	8,940,651	USD	9,771,556	6/20/24	(211,093)
IDR	10,107,886,775	USD	641,343	6/20/24	(20,584)
IDR	17,549,829,911	USD	1,123,549	6/20/24	(45,754)
INR	33,157,083	USD	399,015	6/20/24	(2,536)
INR	66,378,900	USD	798,687	6/20/24	(4,955)
INR	92,100,000	USD	1,108,170	6/20/24	(6,875)
KRW	445,500,000	USD	320,716	6/20/24	1,470
19
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	1,260,757,211	USD	965,617	6/20/24	$ (53,836)
PEN	165,000	USD	44,151	6/20/24	(347)
PEN	200,000	USD	53,555	6/20/24	(459)
PEN	148,000	USD	39,753	6/20/24	(462)
PEN	185,000	USD	49,902	6/20/24	(789)
PEN	332,000	USD	89,175	6/20/24	(1,037)
PEN	800,000	USD	214,483	6/20/24	(2,100)
PEN	721,042	USD	194,555	6/20/24	(3,134)
PEN	1,190,000	USD	321,724	6/20/24	(5,805)
TWD	5,000,000	USD	156,242	6/20/24	(2,917)
TWD	11,000,000	USD	342,146	6/20/24	(4,832)
USD	215,402	COP	851,000,000	6/20/24	62
USD	124,570	COP	493,017,000	6/20/24	(185)
USD	282,721	COP	1,120,693,000	6/20/24	(862)
USD	2,480,354	EUR	2,269,442	6/20/24	53,583
USD	2,238,004	EUR	2,047,700	6/20/24	48,347
USD	2,201,964	EUR	2,014,725	6/20/24	47,569
USD	1,272,720	EUR	1,164,497	6/20/24	27,494
USD	1,766,775	EUR	1,628,037	6/20/24	25,874
USD	847,834	EUR	775,740	6/20/24	18,316
USD	842,539	EUR	770,895	6/20/24	18,201
USD	593,509	EUR	543,041	6/20/24	12,821
USD	241,839	EUR	221,274	6/20/24	5,224
USD	172,769	EUR	158,078	6/20/24	3,732
USD	14,469	EUR	13,239	6/20/24	313
USD	6,952	EUR	6,406	6/20/24	102
USD	1,002,391	IDR	15,655,338,716	6/20/24	40,944
USD	746,465	IDR	11,659,784,263	6/20/24	30,398
USD	646,883	IDR	10,103,275,267	6/20/24	26,407
USD	181,995	IDR	2,842,772,640	6/20/24	7,410
USD	149,692	IDR	2,338,029,536	6/20/24	6,106
USD	128,782	IDR	2,090,400,000	6/20/24	404
USD	295	IDR	4,611,508	6/20/24	12
USD	331,135	PEN	1,220,000	6/20/24	7,251
USD	220,666	PEN	813,000	6/20/24	4,832
USD	239,833	PEN	887,099	6/20/24	4,327
USD	36,099	PEN	133,000	6/20/24	791
USD	24,157	PEN	89,000	6/20/24	529
USD	26,041	PEN	96,322	6/20/24	470
USD	288,129	PEN	1,084,000	6/20/24	351
USD	31,365	PEN	118,000	6/20/24	38
USD	53,371	PEN	201,637	6/20/24	(159)
USD	46,820	PEN	177,000	6/20/24	(169)
USD	489,598	PEN	1,849,702	6/20/24	(1,457)
20
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	430,113	PEN	1,626,000	6/20/24	$ (1,554)
USD	638,811	PHP	35,500,000	6/20/24	24,812
CLP	157,600,000	USD	165,767	6/21/24	(1,686)
USD	165,767	CLP	157,600,000	6/21/24	1,686
BRL	260,560	USD	51,657	7/2/24	(1,776)
BRL	274,000	USD	54,341	7/2/24	(1,887)
BRL	411,000	USD	81,477	7/2/24	(2,794)
BRL	411,000	USD	81,486	7/2/24	(2,804)
BRL	443,440	USD	87,977	7/2/24	(3,085)
BRL	700,000	USD	138,939	7/2/24	(4,930)
BRL	699,000	USD	139,010	7/2/24	(5,193)
					$ (8,827)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	47,693,372	EUR	120,438	BNP Paribas	5/2/24	$ 1,502	$ —
HUF	48,452,002	EUR	122,148	UBS AG	5/2/24	1,745	—
CZK	4,848,176	EUR	191,149	Goldman Sachs International	5/6/24	1,678	—
CZK	4,801,824	EUR	189,316	HSBC Bank USA, N.A.	5/6/24	1,667	—
EUR	383,177	CZK	9,650,000	Societe Generale	5/6/24	—	(450)
HUF	47,972,008	EUR	121,632	HSBC Bank USA, N.A.	5/13/24	860	—
HUF	89,820,102	EUR	229,221	JPMorgan Chase Bank, N.A.	5/13/24	26	—
HUF	45,930,699	EUR	116,341	UBS AG	5/13/24	947	—
ILS	1,949,897	USD	519,834	Bank of America, N.A.	5/13/24	1,541	—
ILS	1,800,103	USD	480,258	BNP Paribas	5/13/24	1,064	—
ISK	30,000,000	EUR	199,071	Citibank, N.A.	5/13/24	852	—
TRY	5,228,409	USD	155,766	Standard Chartered Bank	5/13/24	4,200	—
TRY	4,703,042	USD	140,139	Standard Chartered Bank	5/13/24	3,753	—
USD	1,016,508	ILS	3,750,000	JPMorgan Chase Bank, N.A.	5/13/24	13,811	—
USD	169,989	TRY	5,900,000	Standard Chartered Bank	5/13/24	—	(10,526)
HUF	41,771,424	EUR	106,788	UBS AG	5/15/24	—	(209)
EUR	402,147	HUF	158,435,825	JPMorgan Chase Bank, N.A.	5/17/24	—	(2,214)
HUF	169,404,238	EUR	429,987	JPMorgan Chase Bank, N.A.	5/17/24	2,367	—
USD	292,474	KRW	407,465,193	Standard Chartered Bank	5/20/24	—	(2,120)
MXN	2,609,000	USD	153,428	Bank of America, N.A.	5/21/24	—	(1,564)
MXN	563,447	USD	33,179	Goldman Sachs International	5/21/24	—	(382)
MXN	569,110	USD	33,511	Goldman Sachs International	5/21/24	—	(384)
MXN	1,981,000	USD	116,408	Goldman Sachs International	5/21/24	—	(1,098)
MXN	2,197,443	USD	129,304	Goldman Sachs International	5/21/24	—	(1,396)
MXN	2,435,000	USD	143,142	Goldman Sachs International	5/21/24	—	(1,406)
21
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	412,687	MXN	7,025,000	Citibank, N.A.	5/21/24	$ 3,778	$ —
USD	195,767	MXN	3,330,000	JPMorgan Chase Bank, N.A.	5/21/24	1,936	—
TRY	3,818,477	USD	112,091	Standard Chartered Bank	5/22/24	3,597	—
USD	471,093	PHP	27,142,000	Societe Generale	5/23/24	1,374	—
USD	932,639	PHP	53,658,000	Standard Chartered Bank	5/23/24	4,068	—
HUF	98,971,039	EUR	250,388	Bank of America, N.A.	5/29/24	1,961	—
HUF	98,965,216	EUR	250,286	BNP Paribas	5/29/24	2,055	—
TWD	16,480,000	USD	505,884	Standard Chartered Bank	5/29/24	—	(736)
HUF	50,109,092	EUR	127,468	BNP Paribas	6/3/24	185	—
HUF	46,036,282	EUR	117,051	Citibank, N.A.	6/3/24	231	—
PLN	1,520,000	EUR	350,941	Barclays Bank PLC	6/5/24	—	(433)
CZK	9,650,000	EUR	382,717	Societe Generale	6/6/24	467	—
BRL	3,124,000	USD	623,553	Goldman Sachs International	6/13/24	—	(24,192)
USD	623,180	BRL	3,124,000	Goldman Sachs International	6/13/24	23,819	—
AUD	1,310,000	USD	858,436	BNP Paribas	6/20/24	—	(8,583)
AUD	1,000,000	USD	663,679	BNP Paribas	6/20/24	—	(14,936)
AUD	1,000,000	USD	663,399	Citibank, N.A.	6/20/24	—	(14,656)
AUD	4,932	USD	3,249	UBS AG	6/20/24	—	(49)
AUD	1,000,000	USD	657,965	UBS AG	6/20/24	—	(9,222)
CAD	82,800	USD	61,439	Bank of America, N.A.	6/20/24	—	(1,244)
CAD	309,900	USD	229,949	Bank of America, N.A.	6/20/24	—	(4,657)
CAD	97,000	USD	71,959	Goldman Sachs International	6/20/24	—	(1,442)
CAD	364,000	USD	270,033	Goldman Sachs International	6/20/24	—	(5,411)
CAD	121,000	USD	89,805	HSBC Bank USA, N.A.	6/20/24	—	(1,840)
CAD	455,000	USD	337,695	HSBC Bank USA, N.A.	6/20/24	—	(6,917)
CAD	61,000	USD	45,376	Standard Chartered Bank	6/20/24	—	(1,030)
CAD	227,000	USD	168,857	Standard Chartered Bank	6/20/24	—	(3,831)
CAD	97,200	USD	72,436	UBS AG	6/20/24	—	(1,773)
CAD	364,100	USD	271,337	UBS AG	6/20/24	—	(6,642)
CNH	1,430,000	USD	196,904	Standard Chartered Bank	6/20/24	655	—
CZK	800,000	EUR	31,396	JPMorgan Chase Bank, N.A.	6/20/24	377	—
CZK	4,771,861	EUR	188,163	UBS AG	6/20/24	1,296	—
EUR	1,809,417	CZK	46,087,667	HSBC Bank USA, N.A.	6/20/24	—	(20,976)
GBP	1,240,000	USD	1,581,862	State Street Bank and Trust Company	6/20/24	—	(32,025)
JPY	38,670,000	USD	262,073	Citibank, N.A.	6/20/24	—	(15,059)
JPY	640,849,895	USD	4,343,139	Citibank, N.A.	6/20/24	—	(249,554)
MXN	943,000	USD	55,048	Bank of America, N.A.	6/20/24	—	(419)
MXN	15,364	USD	905	Goldman Sachs International	6/20/24	—	(15)
MXN	1,054,000	USD	61,796	Goldman Sachs International	6/20/24	—	(738)
MXN	847,300	USD	49,898	Goldman Sachs International	6/20/24	—	(814)
MXN	5,821,000	USD	342,805	Goldman Sachs International	6/20/24	—	(5,594)
MXN	427,000	USD	25,185	Societe Generale	6/20/24	—	(448)
MXN	6,900	USD	404	Standard Chartered Bank	6/20/24	—	(4)
MXN	647,700	USD	37,912	Standard Chartered Bank	6/20/24	—	(390)
22
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	600,000	USD	35,323	Standard Chartered Bank	6/20/24	$ —	$ (565)
MXN	4,753,000	USD	278,205	Standard Chartered Bank	6/20/24	—	(2,863)
MXN	4,800,000	USD	282,581	Standard Chartered Bank	6/20/24	—	(4,517)
MXN	10,000	USD	583	State Street Bank and Trust Company	6/20/24	—	(3)
MXN	96,771	USD	5,668	State Street Bank and Trust Company	6/20/24	—	(62)
MXN	116,943	USD	6,849	State Street Bank and Trust Company	6/20/24	—	(75)
MXN	923,000	USD	53,565	State Street Bank and Trust Company	6/20/24	—	(95)
MXN	985,000	USD	57,405	State Street Bank and Trust Company	6/20/24	—	(344)
MXN	978,000	USD	57,511	State Street Bank and Trust Company	6/20/24	—	(856)
MXN	7,226,000	USD	421,128	State Street Bank and Trust Company	6/20/24	—	(2,524)
NZD	123,149	USD	76,137	BNP Paribas	6/20/24	—	(3,572)
NZD	630,000	USD	377,639	BNP Paribas	6/20/24	—	(6,413)
NZD	870,000	USD	519,905	BNP Paribas	6/20/24	—	(7,260)
NZD	670,000	USD	401,904	JPMorgan Chase Bank, N.A.	6/20/24	—	(7,108)
PLN	1,954,954	EUR	446,377	Barclays Bank PLC	6/20/24	4,368	—
PLN	151,618	EUR	35,220	Citibank, N.A.	6/20/24	—	(304)
PLN	151,580	EUR	35,224	Goldman Sachs International	6/20/24	—	(318)
SEK	3,887,000	EUR	346,890	UBS AG	6/20/24	—	(17,461)
SGD	505,000	USD	380,500	Goldman Sachs International	6/20/24	—	(9,717)
SGD	1,000,000	USD	750,262	Goldman Sachs International	6/20/24	—	(16,038)
SGD	1,000,000	USD	750,599	Goldman Sachs International	6/20/24	—	(16,374)
TRY	6,998,660	USD	196,593	Standard Chartered Bank	6/20/24	9,027	—
TRY	10,212,000	USD	300,161	Standard Chartered Bank	6/20/24	—	(134)
TWD	7,000,000	USD	218,723	Standard Chartered Bank	6/20/24	—	(4,068)
TWD	9,000,000	USD	281,286	Standard Chartered Bank	6/20/24	—	(5,301)
USD	412,307	AUD	627,000	BNP Paribas	6/20/24	5,545	—
USD	508,899	AUD	780,000	HSBC Bank USA, N.A.	6/20/24	2,880	—
USD	416,462	AUD	633,000	Standard Chartered Bank	6/20/24	5,808	—
USD	279,359	CNH	2,000,000	BNP Paribas	6/20/24	3,053	—
USD	139,679	CNH	1,000,000	BNP Paribas	6/20/24	1,527	—
USD	840,342	CNH	6,000,000	Citibank, N.A.	6/20/24	11,426	—
USD	809,571	CNH	5,780,000	Goldman Sachs International	6/20/24	11,049	—
USD	514,563	CNH	3,672,700	Goldman Sachs International	6/20/24	7,169	—
USD	279,330	CNH	2,000,000	HSBC Bank USA, N.A.	6/20/24	3,025	—
USD	139,665	CNH	1,000,000	HSBC Bank USA, N.A.	6/20/24	1,513	—
USD	139,665	CNH	1,000,000	HSBC Bank USA, N.A.	6/20/24	1,513	—
USD	558,943	CNH	4,000,000	JPMorgan Chase Bank, N.A.	6/20/24	6,332	—
USD	139,736	CNH	1,000,000	JPMorgan Chase Bank, N.A.	6/20/24	1,583	—
USD	1,331,633	CNH	9,529,100	UBS AG	6/20/24	15,162	—
USD	370,771	CNH	2,653,216	UBS AG	6/20/24	4,222	—
USD	51,845	CNH	371,000	UBS AG	6/20/24	590	—
USD	123,853	MXN	2,060,000	Goldman Sachs International	6/20/24	4,517	—
USD	248,640	MXN	4,222,039	Goldman Sachs International	6/20/24	4,057	—
USD	240,145	MXN	4,000,000	Standard Chartered Bank	6/20/24	8,424	—
23
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	339,158	MYR	1,580,000	Barclays Bank PLC	6/20/24	$ 8,592	$ —
USD	852,667	NZD	1,379,162	BNP Paribas	6/20/24	39,999	—
USD	197,840	NZD	320,000	BNP Paribas	6/20/24	9,281	—
USD	428,991	NZD	714,687	Citibank, N.A.	6/20/24	7,863	—
USD	369,311	NZD	615,313	Citibank, N.A.	6/20/24	6,739	—
USD	1,232,932	NZD	2,000,000	HSBC Bank USA, N.A.	6/20/24	54,435	—
USD	57,569	NZD	96,000	Standard Chartered Bank	6/20/24	1,001	—
USD	993,606	THB	35,040,000	Standard Chartered Bank	6/20/24	44,543	—
USD	729,312	ZAR	13,885,340	Barclays Bank PLC	6/20/24	—	(5,583)
USD	347,820	ZAR	6,618,194	BNP Paribas	6/20/24	—	(2,454)
USD	345,377	ZAR	6,571,132	HSBC Bank USA, N.A.	6/20/24	—	(2,407)
USD	1,890,664	ZAR	35,500,000	JPMorgan Chase Bank, N.A.	6/20/24	11,792	—
USD	35,467	ZAR	666,552	UBS AG	6/20/24	189	—
USD	680,406	ZAR	12,925,334	UBS AG	6/20/24	—	(3,680)
TRY	1,020,467	USD	30,191	Standard Chartered Bank	6/21/24	—	(241)
USD	29,065	TRY	1,020,467	Standard Chartered Bank	6/21/24	—	(885)
ILS	3,750,000	USD	1,004,527	Barclays Bank PLC	7/10/24	821	—
USD	1,022,839	ILS	3,750,000	Citibank, N.A.	7/10/24	17,491	—
PLN	2,507,308	EUR	574,382	Citibank, N.A.	7/19/24	2,566	—
PLN	1,662,856	EUR	379,986	UBS AG	7/19/24	2,715	—
TRY	1,633,974	USD	44,916	Standard Chartered Bank	9/20/24	—	(1,558)
TRY	1,633,974	USD	44,931	Standard Chartered Bank	9/20/24	—	(1,574)
TRY	4,078,000	USD	111,209	Standard Chartered Bank	9/20/24	—	(3,000)
TRY	5,059,000	USD	138,127	Standard Chartered Bank	9/20/24	—	(3,887)
USD	131,770	TRY	5,059,000	Standard Chartered Bank	9/20/24	—	(2,470)
TRY	7,751,584	USD	196,591	Standard Chartered Bank	9/23/24	8,401	—
TRY	7,256,976	USD	185,318	Standard Chartered Bank	9/23/24	6,595	—
TRY	1,375,000	USD	37,027	Standard Chartered Bank	9/23/24	—	(665)
USD	35,860	TRY	1,375,000	Standard Chartered Bank	9/23/24	—	(502)
TRY	7,598,673	USD	188,267	Standard Chartered Bank	10/17/24	7,396	—
TRY	7,593,543	USD	188,240	Standard Chartered Bank	10/17/24	7,291	—
PLN	1,774,882	EUR	403,933	Bank of America, N.A.	10/21/24	2,166	—
USD	296,058	HKD	2,300,000	BNP Paribas	12/9/24	507	—
USD	823,903	HKD	6,400,000	Deutsche Bank AG	12/9/24	1,500	—
TRY	17,570,092	USD	451,387	Standard Chartered Bank	12/16/24	—	(26,221)
USD	174,010	TRY	7,700,000	Standard Chartered Bank	12/16/24	—	(12,317)
TRY	8,197,382	USD	193,908	Standard Chartered Bank	1/6/25	402	—
TRY	7,050,000	USD	164,146	Standard Chartered Bank	1/15/25	1,516	—
TRY	10,356,125	USD	236,017	Standard Chartered Bank	1/29/25	4,091	—
TRY	6,375,000	USD	146,786	Standard Chartered Bank	1/29/25	1,020	—
TRY	5,436,380	USD	125,611	Standard Chartered Bank	2/10/25	—	(894)
EGP	80,175,000	USD	1,500,000	Bank of America, N.A.	4/3/25	3,082	—
24
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	74,325,000	USD	1,384,078	ICBC Standard Bank plc	4/15/25	$ 3,035	$ —
						$449,631	$(629,689)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	87	Long	6/28/24	$ 9,112,570	$ (171,240)
Euro-Bobl	(1)	Short	6/6/24	(124,254)	1,654
Euro-BTP	(10)	Short	6/6/24	(1,248,518)	27,321
Euro-Bund	(4)	Short	6/6/24	(555,286)	5,293
Japan 10-Year Bond	(1)	Short	6/13/24	(916,210)	6,594
U.S. 10-Year Treasury Note	(6)	Short	6/18/24	(644,625)	1,594
U.S. Ultra-Long Treasury Bond	(1)	Short	6/18/24	(119,563)	7,383
					$ (121,401)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 37,759
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	37,759
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	25,147
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	37,638
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(30,343)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(45,515)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(45,628)
25
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	$ (47,838)
EUR	110	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	1,926
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	2,744
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(54,572)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(19,164)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	32,168
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	15,936
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	23,246
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	5,601
							$ (23,136)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	500	Pays	6-month AUD Bank Bill (pays semi-annually)	4.48% (pays semi-annually)	6/21/25	$ (515)	$ —	$ (515)
BRL	4,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.34% (pays upon termination)	7/1/25	(948)	—	(948)
BRL	5,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.43% (pays upon termination)	7/1/25	(248)	—	(248)
BRL	8,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	7/1/25	1,253	—	1,253
BRL	2,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	7/1/25	683	—	683
BRL	1,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	7/1/25	453	—	453
BRL	15,720	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.96% (pays upon termination)	1/2/26	(32,535)	—	(32,535)
26
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	17,574	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.98% (pays upon termination)	1/2/26	$ (34,870)	$ —	$ (34,870)
CLP	444,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.53% (pays semi-annually)	3/20/29	16,087	—	16,087
CLP	756,080	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	16,406	226	16,632
CLP	253,920	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	6,692	—	6,692
CLP	284,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	9,354	—	9,354
CLP	194,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	6,312	—	6,312
CLP	94,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	2,188	—	2,188
CLP	232,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	5,121	—	5,121
CLP	126,628	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	2,693	—	2,693
CLP	233,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	4,768	—	4,768
CLP	116,372	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	2,101	—	2,101
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	4,360	—	4,360
CNY	8,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	8,885	—	8,885
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	4,478	—	4,478
CNY	2,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	2,683	—	2,683
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.43% (pays quarterly)	12/20/28	7,993	—	7,993
CNY	6,700	Receives	7-day China Fixing Repo Rates (pays quarterly)	2.20% (pays quarterly)	6/19/29	(2,257)	—	(2,257)
COP	1,317,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/20/29	(1,663)	—	(1,663)
27
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	15,300	Receives	6-month CZK PRIBOR (pays semi-annually)	3.53% (pays annually)	3/20/29	$ 21,112	$ —	$ 21,112
CZK	3,829	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(422)	—	(422)
CZK	7,658	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(459)	—	(459)
CZK	11,513	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(389)	—	(389)
CZK	11,170	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	(8,504)	—	(8,504)
CZK	9,530	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	(5,988)	—	(5,988)
CZK	4,500	Pays	6-month CZK PRIBOR (pays semi-annually)	3.37% (pays annually)	3/20/34	(13,568)	—	(13,568)
CZK	16,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.08% (pays annually)	6/19/34	(5,240)	—	(5,240)
CZK	11,550	Pays	6-month CZK PRIBOR (pays semi-annually)	4.20% (pays annually)	6/19/34	1,060	—	1,060
CZK	4,950	Pays	6-month CZK PRIBOR (pays semi-annually)	4.27% (pays annually)	6/19/34	1,700	—	1,700
EUR	4,100	Pays	6-month EURIBOR (pays semi-annually)	3.60% (pays annually)	6/21/25	70,640	—	70,640
EUR	1,695	Pays	6-month EURIBOR (pays semi-annually)	3.14% (pays annually)	9/20/28	34,511	—	34,511
EUR	2,065	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	9/20/28	48,564	—	48,564
EUR	500	Pays	6-month EURIBOR (pays semi-annually)	2.96% (pays annually)	9/20/43	20,075	—	20,075
EUR	625	Pays	6-month EURIBOR (pays semi-annually)	3.00% (pays annually)	9/20/43	29,459	—	29,459
GBP	101	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	742	—	742
GBP	540	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	(2,862)	—	(2,862)
GBP	540	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	(2,557)	—	(2,557)
GBP	199	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	283	—	283
GBP	100	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	1,239	—	1,239
GBP	1,853	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(46,880)	—	(46,880)
GBP	850	Pays	1-day Sterling Overnight Index Average (pays annually)	4.20% (pays annually)	6/21/33	361	—	361
HUF	87,361	Pays	6-month HUF BUBOR (pays semi-annually)	6.92% (pays annually)	6/19/29	294	—	294
28
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	55,937	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	$ 282	$ —	$ 282
HUF	84,219	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	471	—	471
HUF	139,370	Pays	6-month HUF BUBOR (pays semi-annually)	6.74% (pays annually)	6/19/34	(7,084)	—	(7,084)
HUF	27,680	Pays	6-month HUF BUBOR (pays semi-annually)	6.76% (pays annually)	6/19/34	(1,309)	—	(1,309)
HUF	373,950	Pays	6-month HUF BUBOR (pays semi-annually)	6.78% (pays annually)	6/19/34	(16,234)	—	(16,234)
HUF	119,229	Pays	6-month HUF BUBOR (pays semi-annually)	6.99% (pays annually)	6/19/34	(478)	—	(478)
HUF	246,254	Pays	6-month HUF BUBOR (pays semi-annually)	7.03% (pays annually)	6/19/34	1,119	—	1,119
ILS	2,700	Receives	3-month ILS TELBOR (pays quarterly)	4.09% (pays annually)	6/19/29	9,758	—	9,758
INR	83,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	(1,250)	—	(1,250)
INR	83,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	(907)	—	(907)
INR	41,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	(313)	—	(313)
INR	42,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	(121)	—	(121)
INR	42,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	36	—	36
INR	42,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	81	—	81
INR	30,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	91	—	91
INR	41,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	366	—	366
INR	41,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	528	—	528
INR	34,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.14% (pays semi-annually)	3/20/29	(7,933)	—	(7,933)
INR	191,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	(35,839)	—	(35,839)
INR	61,900	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.54% (pays semi-annually)	6/19/29	1,665	—	1,665
JPY	129,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	2,292	—	2,292
JPY	89,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.57% (pays annually)	6/19/29	1,041	—	1,041
JPY	80,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	13,675	—	13,675
JPY	90,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	15,384	—	15,384
29
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.90% (pays annually)	2/2/33	$ (680)	$ —	$ (680)
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	30	—	30
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	29	—	29
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	26	—	26
JPY	87,200	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	1,628	—	1,628
JPY	42,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.91% (pays annually)	6/19/34	1,649	—	1,649
JPY	34,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.55% (pays annually)	6/19/54	6,047	—	6,047
KRW	446,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	6/19/29	1,697	—	1,697
KRW	554,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.42% (pays quarterly)	6/19/29	1,923	—	1,923
MXN	51,430	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	(3,979)	—	(3,979)
MXN	141,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(14,096)	—	(14,096)
MXN	124,570	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(16,053)	—	(16,053)
MXN	9,470	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	3/28/29	16,842	—	16,842
MXN	9,770	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	(32,100)	—	(32,100)
MXN	9,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	(28,766)	—	(28,766)
MXN	5,820	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(25,222)	—	(25,222)
MXN	6,010	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(24,804)	—	(24,804)
PLN	2,000	Receives	6-month PLN WIBOR (pays semi-annually)	4.79% (pays annually)	3/20/29	10,705	—	10,705
30
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	14,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.59% (pays semi-annually)	6/19/29	$ 826	$ —	$ 826
THB	7,260	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	244	—	244
THB	9,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.61% (pays semi-annually)	6/19/29	268	—	268
TWD	7,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	6,652	—	6,652
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	8,679	—	8,679
TWD	10,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	8,109	—	8,109
TWD	23,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	18,669	—	18,669
TWD	8,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	6,068	—	6,068
TWD	32,700	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	24,322	—	24,322
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	7,217	—	7,217
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	7,144	—	7,144
TWD	24,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	9,020	—	9,020
TWD	5,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(538)	—	(538)
USD	850	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(26,364)	—	(26,364)
USD	1,050	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(32,519)	—	(32,519)
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(101,421)	—	(101,421)
USD	160	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	(13,296)	—	(13,296)
USD	220	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(7,146)	—	(7,146)
USD	310	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(9,815)	—	(9,815)
USD	300	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(9,363)	—	(9,363)
USD	270	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	(8,368)	—	(8,368)
USD	1,265	Pays	SOFR (pays annually)	3.80% (pays annually)	11/28/33	(65,583)	—	(65,583)
Total						$(134,353)	$ 226	$ (134,127)
31
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	4,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$ 6,785
Goldman Sachs International	MYR	4,700	Receives	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	6/19/29	4,353
JPMorgan Chase Bank, N.A.	MYR	2,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	3,497
JPMorgan Chase Bank, N.A.	MYR	2,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	3,198
Nomura International PLC	MYR	4,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	7,561
Standard Chartered Bank	MYR	2,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	3,392
Total							$28,786
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$ 300	1.00% (pays quarterly)(1)	0.49%	6/20/24	$ 564	$ (123)	$ 441
Total		$300				$564	$(123)	$441
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $300,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	911	5.35% on PEN 3,351,456 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	6/10/24	$ (58,688)
						$(58,688)
32
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 140,904,680 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	1/13/33	$ 5,918
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 63,504,540 (pays semi-annually)*	2.10% on CLP equivalent of CLF 2,000 (pays semi-annually)*	4/8/32	(9,883)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 158,776,700 (pays semi-annually)*	2.25% on CLP equivalent of CLF 5,000 (pays semi-annually)*	4/11/32	(26,885)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 28,777,725 (pays semi-annually)*	1.85% on CLP equivalent of CLF 900 (pays semi-annually)*	4/20/32	(3,638)
				$(34,488)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel

INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
33
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

UAH	– Ukrainian Hryvnia
USD	– United States Dollar

UYU	– Uruguayan Peso
ZAR	– South African Rand

34
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $33,662,836)	$ 32,773,729
Affiliated investments, at value (identified cost $3,109,163)	3,109,163
Deposits for derivatives collateral:
Centrally cleared derivatives	1,179,750
Foreign currency, at value (identified cost $455,638)	462,480
Interest and dividends receivable	520,484
Dividends receivable from affiliated investments	12,428
Receivable for investments sold	10,267
Receivable for open forward foreign currency exchange contracts	449,631
Receivable for open swap contracts	35,145
Upfront payments on open non-centrally cleared swap contracts	123
Receivable for closed swap contracts	5,493
Receivable from affiliates	17,943
Trustees' deferred compensation plan	41,554
Total assets	$38,618,190
Liabilities
Written options and swaptions outstanding, at value (premiums received $42,055)	$ 62,129
Payable for when-issued securities/forward purchase commitments	2,675,524
Payable for securities sold short, at value (proceeds $1,115,274)	1,042,123
Payable for variation margin on open futures contracts	21,200
Payable for variation margin on open centrally cleared derivatives	1,274,257
Payable for open forward foreign currency exchange contracts	629,689
Payable for open swap contracts	99,094
Payable for closed swap contracts	9,002
Due to custodian	469,762
Payable to affiliates:
Investment adviser fee	13,053
Trustees' fees	246
Trustees' deferred compensation plan	41,554
Interest payable on securities sold short	75,795
Accrued foreign capital gains taxes	166
Accrued expenses	122,198
Total liabilities	$ 6,535,792
Net Assets applicable to investors' interest in Portfolio	$32,082,398
35
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income from affiliated investments	$ 41,501
Interest income (net of foreign taxes withheld of $5,734)	1,105,695
Total investment income	$ 1,147,196
Expenses
Investment adviser fee	$ 88,432
Trustees’ fees and expenses	1,431
Custodian fee	77,248
Legal and accounting services	45,306
Interest expense and fees	21,776
Interest expense on securities sold short	46,664
Miscellaneous	1,235
Total expenses	$ 282,092
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 90,982
Total expense reductions	$ 90,982
Net expenses	$ 191,110
Net investment income	$ 956,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $9,009)	$ (794,001)
Written options and swaptions	7,933
Securities sold short	(53,627)
Futures contracts	(161,701)
Swap contracts	(244,082)
Foreign currency transactions	(14,664)
Forward foreign currency exchange contracts	(334,868)
Net realized loss	$(1,595,010)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $10)	$ 1,564,226
Written options and swaptions	40,422
Securities sold short	58,514
Futures contracts	37,447
Swap contracts	430,373
Foreign currency	11,554
Forward foreign currency exchange contracts	4,227
Net change in unrealized appreciation (depreciation)	$ 2,146,763
Net realized and unrealized gain	$ 551,753
Net increase in net assets from operations	$ 1,507,839
36
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 956,086	$ 1,782,189
Net realized loss	(1,595,010)	(3,196,761)
Net change in unrealized appreciation (depreciation)	2,146,763	3,004,838
Net increase in net assets from operations	$ 1,507,839	$ 1,590,266
Capital transactions:
Contributions	$ 2,223,868	$ 17,066,116
Withdrawals	(7,677,594)	(11,182,963)
Net increase (decrease) in net assets from capital transactions	$ (5,453,726)	$ 5,883,153
Net increase (decrease) in net assets	$ (3,945,887)	$ 7,473,419
Net Assets
At beginning of period	$ 36,028,285	$ 28,554,866
At end of period	$32,082,398	$ 36,028,285
37
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	1.08% (1)(2)(3)(4)	0.72% (2)(3)(4)	0.72% (2)(3)(4)	0.71% (3)(4)	0.71% (3)(4)	0.81% (3)(4)
Net investment income	5.42% (1)	4.66%	3.13%	1.86%	2.48%	3.73%
Portfolio Turnover	119% (5)(6)	230% (6)	159% (6)	102% (6)	88% (6)	92%
Total Return	3.44% (4)(5)	6.86% (4)	(18.54)% (4)	(0.08)% (4)	6.04% (4)	5.92% (4)
Net assets, end of period (000’s omitted)	$32,082	$36,028	$28,555	$58,102	$57,167	$84,644
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(3)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.38%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively, and 0.01% of average daily net assets for each of the years ended October 31, 2021, 2020 and 2019.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.52%, 0.56%, 0.40%, 0.19%, 0.16% and 0.09% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the effect of To Be Announced (TBA) transactions.
38
See Notes to Financial Statements.

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Global Sovereign Opportunities Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
39

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
40

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps —Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates,
41

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
R  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
42

International Income Portfolio
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Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $88,432 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $89,760 of the Portfolio’s operating expenses for the six months ended April 30, 2024.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $1,222 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions and securities sold short, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 14,259,825	$ 15,740,443
U.S. Government and Agency Securities	16,049,496	16,086,046
	$30,309,321	$31,826,489
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$34,567,250
Gross unrealized appreciation	$ 380,496
Gross unrealized depreciation	(700,604)
Net unrealized depreciation	$ (320,108)
43

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $790,912. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,130,452 at April 30, 2024.
The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/ or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
44

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 36,321	$ —	$ 36,321
Not applicable	—	421,030*	786,896*	1,207,926
Receivable for open forward foreign currency exchange contracts	—	449,631	—	449,631
Receivable for open swap contracts; Upfront payments on open non-centrally cleared swap contracts	564	—	34,704	35,268
Total Asset Derivatives	$ 564	$ 906,982	$ 821,600	$ 1,729,146
Derivatives not subject to master netting or similar agreements	$ —	$ 421,030	$ 786,896	$ 1,207,926
Total Asset Derivatives subject to master netting or similar agreements	$ 564	$ 485,952	$ 34,704	$ 521,220
Written options and swaptions outstanding, at value	$ —	$ (4,252)	$ (57,877)	$ (62,129)
Not applicable	—	(429,857)*	(1,065,786)*	(1,495,643)
Payable for open forward foreign currency exchange contracts	—	(629,689)	—	(629,689)
Payable for open swap contracts	—	—	(99,094)	(99,094)
Total Liability Derivatives	$ —	$(1,063,798)	$(1,222,757)	$(2,286,555)
Derivatives not subject to master netting or similar agreements	$ —	$ (429,857)	$(1,065,786)	$(1,495,643)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (633,941)	$ (156,971)	$ (790,912)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 8,750	$ (7,884)	$ —	$ —	$ 866
Barclays Bank PLC	19,699	(19,699)	—	—	—
BNP Paribas	64,718	(43,218)	—	—	21,500
Citibank, N.A.	61,983	(61,983)	—	—	—
Deutsche Bank AG	1,500	—	—	—	1,500
Goldman Sachs International	59,600	(59,600)	—	—	—
HSBC Bank USA, N.A.	65,893	(32,140)	—	—	33,753
ICBC Standard Bank plc	3,035	—	—	—	3,035
JPMorgan Chase Bank, N.A.	64,897	(39,615)	(25,282)	—	—
Nomura International PLC	7,561	—	—	—	7,561
Societe Generale	1,841	(898)	—	—	943
45

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$ 134,877	$ (94,551)	$ —	$ —	$ 40,326
UBS AG	26,866	(26,866)	—	—	—
	$521,220	$(386,454)	$(25,282)	$ —	$109,484

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (7,884)	$ 7,884	$ —	$ —	$ —
Barclays Bank PLC	(64,704)	19,699	45,005	—	—
BNP Paribas	(43,218)	43,218	—	—	—
Citibank, N.A.	(307,157)	61,983	245,174	—	—
Goldman Sachs International	(125,725)	59,600	—	—	(66,125)
HSBC Bank USA, N.A.	(32,140)	32,140	—	—	—
JPMorgan Chase Bank, N.A.	(39,615)	39,615	—	—	—
Societe Generale	(898)	898	—	—	—
Standard Chartered Bank	(94,551)	94,551	—	—	—
State Street Bank and Trust Company	(35,984)	—	—	—	(35,984)
UBS AG	(39,036)	26,866	—	—	(12,170)
	$(790,912)	$386,454	$290,179	$ —	$(114,279)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
46

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ (5,884)	$ —	$ (5,884)
Written options and swaptions	—	—	7,933	7,933
Futures contracts	—	—	(161,701)	(161,701)
Swap contracts	1,070	—	(245,152)	(244,082)
Forward foreign currency exchange contracts	—	(334,868)	—	(334,868)
Total	$1,070	$(340,752)	$(398,920)	$(738,602)
Change in unrealized appreciation (depreciation):
Investments	$ —	$ (69,710)	$ —	$ (69,710)
Written options and swaptions	—	17,133	23,289	40,422
Futures contracts	—	—	37,447	37,447
Swap contracts	56	—	430,317	430,373
Forward foreign currency exchange contracts	—	4,227	—	4,227
Total	$ 56	$ (48,350)	$ 491,053	$ 442,759
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Written Options and Swaptions	Swap Contracts
$9,054,000	$10,008,000	$75,356,000	$1,155,000	$82,588,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately $2,554,000 and $100,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2024. For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $576,000 and 5.65%, respectively.
47

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio's assets to the extent of any overdraft. At April 30, 2024, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $469,762. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2024. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024. The Portfolio’s average overdraft advances during the six months ended April 30, 2024 were not significant.
9  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,109,163, which represents 9.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$803,076	$23,078,322	$(20,772,235)	$ —	$ —	$3,109,163	$41,501	3,109,163
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 2,815,970	$ —	$ 2,815,970
Foreign Corporate Bonds	—	275,472	—	275,472
Sovereign Government Bonds	—	17,025,082	—	17,025,082
U.S. Government Agency Mortgage-Backed Securities	—	3,576,354	—	3,576,354
U.S. Treasury Obligations	—	305,971	—	305,971
Short-Term Investments:
Affiliated Fund	3,109,163	—	—	3,109,163
Repurchase Agreements	—	1,157,803	—	1,157,803
U.S. Treasury Obligations	—	7,580,756	—	7,580,756
Purchased Currency Options	—	36,321	—	36,321
Total Investments	$ 3,109,163	$ 32,773,729	$ —	$ 35,882,892
48

International Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 870,661	$ —	$ 870,661
Futures Contracts	49,839	—	—	49,839
Swap Contracts	—	772,325	—	772,325
Total	$ 3,159,002	$ 34,416,715	$ —	$ 37,575,717
Liability Description
Securities Sold Short	$ —	$ (1,042,123)	$ —	$ (1,042,123)
Written Currency Options	—	(4,252)	—	(4,252)
Written Interest Rate Swaptions	—	(57,877)	—	(57,877)
Forward Foreign Currency Exchange Contracts	—	(1,059,546)	—	(1,059,546)
Futures Contracts	(171,240)	—	—	(171,240)
Swap Contracts	—	(993,640)	—	(993,640)
Total	$ (171,240)	$ (3,157,438)	$ —	$ (3,328,678)
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
49

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Global Sovereign Opportunities Fund and International Income Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Sovereign Opportunities Fund and International Income Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
50

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
51

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
52

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
53

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
54

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Investment Adviser of International Income Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Global Sovereign Opportunities Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.24

Eaton Vance
Short Duration Government Income Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Short Duration Government Income Fund

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Performance

Portfolio Manager(s) Andrew Szczurowski, CFA and Alexander Payne, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	05/17/2021	09/30/2002	2.61%	1.43%	0.32%	0.99%
Class A at NAV	09/30/2002	09/30/2002	2.63	1.31	0.33	0.99
Class A with 2.25% Maximum Sales Charge	—	—	0.25	(0.95)	(0.13)	0.76
Class C at NAV	09/30/2002	09/30/2002	2.31	0.70	(0.27)	0.51
Class C with 1% Maximum Deferred Sales Charge	—	—	1.32	(0.26)	(0.27)	0.51
Class I at NAV	05/04/2009	09/30/2002	2.75	1.55	0.57	1.24

ICE BofA 1-3 Year U.S. Treasury Index	—	—	2.12%	2.37%	1.05%	1.02%
ICE BofA 0-1 Year U.S. Treasury Index	—	—	2.60	5.09	2.00	1.44
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class C	Class I
	1.02%	1.02%	1.62%	0.77%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Fund Profile

Asset Allocation (% of total investments)
3

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	ICE BofA 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. ICE BofA 0-1 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities having a maturity of less than one year. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Advisers Class is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective December 31, 2023, the Fund changed its primary benchmark from the ICE BofA 0-1 Year Treasury Index to the ICE BofA 1-3 Year Treasury Index because the investment adviser believes it is a more appropriate benchmark for the Fund.
4

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$1,026.10	$ 8.06**	1.60%
Class A	$1,000.00	$1,026.30	$ 8.06**	1.60%
Class C	$1,000.00	$1,023.10	$11.07**	2.20%
Class I	$1,000.00	$1,027.50	$ 6.81**	1.35%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,016.91	$ 8.02**	1.60%
Class A	$1,000.00	$1,016.91	$ 8.02**	1.60%
Class C	$1,000.00	$1,013.92	$11.02**	2.20%
Class I	$1,000.00	$1,018.15	$ 6.77**	1.35%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 51.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$192	$ 192,794
Series 3866, Class DF, 6.00%, (30-day SOFR Average + 1.564%, Cap 6.00%), 5/15/41(1)	1,044	987,657
Series 4102, Class DF, 5.50%, (30-day SOFR Average + 1.264%, Cap 5.50%), 9/15/42(1)	271	246,560
Series 4159, Class FP, 5.00%, (30-day SOFR Average + 1.014%, Cap 5.00%), 11/15/42(1)	611	553,837
Series 4180, Class KF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 1/15/43(1)	3,145	2,807,655
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(1)	540	471,179
Series 4212, Class NS, 0.00%, (5.263% - 30-day SOFR Average x 1.20, Floor 0.00%), 6/15/43(2)	1,693	787,104
Series 4223, Class NF, 6.00%, (30-day SOFR Average + 1.064%, Cap 6.00%), 7/15/43(1)	1,931	1,777,241
Series 4249, Class CF, 6.237%, (30-day SOFR Average + 0.914%), 9/15/43(1)	7,082	6,871,561
Series 4299, Class JG, 2.50%, 7/15/43	519	461,775
Series 4389, Class CA, 3.00%, 9/15/44	1,236	1,048,705
Series 4619, Class KF, 5.00%, (30-day SOFR Average + 0.864%, Cap 5.00%), 6/15/39(1)	710	659,737
Series 4678, Class PC, 3.00%, 1/15/46	1,205	1,090,265
Series 4876, Class FA, 6.145%, (30-day SOFR Average + 0.814%), 5/15/49(1)	6,066	5,940,283
Series 4995, Class ZN, 2.50%, 7/25/50	1,055	529,268
Series 5009, Class ZN, 3.50%, 7/25/50	5,252	3,893,228
Series 5028, Class AZ, 2.00%, 10/25/50	1,020	389,049
Series 5028, Class TZ, 2.00%, 10/25/50	2,740	1,345,135
Series 5028, Class ZA, 2.00%, 10/25/50	1,173	581,322
Series 5031, Class Z, 2.50%, 10/25/50	8	4,487
Series 5035, Class AZ, 2.00%, 11/25/50	1,490	657,417
Series 5035, Class ZK, 2.50%, 11/25/50	17,512	9,628,209
Series 5035, Class ZT, 2.00%, 10/25/50	1,666	714,790
Series 5037, Class ZQ, 2.00%, 11/25/50	787	332,534
Series 5038, Class Z, 2.50%, 10/25/50	4	1,595
Series 5038, Class ZN, 2.00%, 11/25/50	1,838	704,689
Series 5039, Class PZ, 2.00%, 11/25/50	1,189	479,924
Series 5039, Class ZJ, 2.00%, 11/25/50	361	138,475
Series 5040, Class TZ, 2.50%, 11/25/50	4,400	2,145,433
Series 5048, Class CZ, 2.00%, 12/25/50	1,917	774,315
Series 5058, Class Z, 2.00%, 1/25/51	721	288,627
Series 5058, Class ZA, 2.00%, 1/25/51	1,047	432,569
Series 5058, Class ZH, 3.00%, 5/25/50	2,986	1,635,805
Series 5068, Class UZ, 2.50%, 1/25/51	9,698	5,358,396
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	6,990	3,357,377
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	$9,615	$ 3,537,784
Series 5072, Class ZU, 2.50%, 2/25/51	3,089	1,523,716
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(2)	8,471	4,489,990
Series 5083, Class ZW, 2.50%, 3/25/51	5,180	2,535,258
Series 5090, Class PZ, 2.50%, 3/25/51	541	250,819
Series 5093, Class Z, 3.00%, 1/25/51	1	516
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,179
Series 5101, Class EZ, 2.00%, 3/25/51	2,064	1,007,196
Series 5104, Class WZ, 3.00%, 4/25/51	922	552,503
Series 5114, Class ZH, 3.00%, 5/25/51	450	270,807
Series 5123, Class JZ, 2.00%, 7/25/51	788	340,088
Series 5129, Class HZ, 1.25%, 4/25/50	1,648	606,171
Series 5129, Class TZ, 2.50%, 8/25/51	3,267	1,500,918
Series 5129, Class WZ, 3.00%, 8/25/50	1	524
Series 5129, Class ZE, 3.00%, 9/25/50	211	107,026
Series 5129, Class ZH, 3.00%, 7/25/50	1	552
Series 5129, Class ZW, 3.00%, 8/25/50	1	368
Series 5131, Class QZ, 3.00%, 7/25/51	3,041	1,759,398
Series 5132, Class LZ, 2.50%, 8/25/51	8,604	4,411,881
Series 5135, Class MZ, 2.50%, 8/25/51	13,137	7,158,158
Series 5136, Class ZJ, 2.50%, 8/25/51	17,602	9,337,527
Series 5139, Class DZ, 2.50%, 9/25/51	10,586	5,612,978
Series 5139, Class EZ, 2.50%, 9/25/51	12,278	6,342,305
Series 5140, Class WZ, 2.50%, 9/25/51	6,926	3,838,075
Series 5141, Class ZJ, 2.50%, 9/25/51	12,773	6,780,205
Series 5141, Class ZP, 3.00%, 4/25/50	12,674	8,131,731
Series 5150, Class QZ, 2.50%, 10/25/51	4,873	2,688,042
Series 5150, Class ZJ, 2.50%, 10/25/51	13,996	7,731,648
Series 5150, Class ZN, 2.50%, 10/25/51	1,231	614,107
Series 5159, Class KZ, 3.00%, 11/25/51	6,783	4,209,873
Series 5159, Class MZ, 3.00%, 11/25/51	1,028	583,614
Series 5159, Class ZP, 3.00%, 11/25/51	4,638	2,682,917
Series 5159, Class ZT, 3.00%, 11/25/51	8,283	5,073,459
Series 5160, Class ZW, 3.00%, 8/25/50	2,746	1,861,325
Series 5163, Class Z, 3.00%, 11/25/51	5,824	3,206,809
Series 5168, Class MZ, 3.00%, 10/25/51	6,645	3,984,139
Series 5169, Class JZ, 3.00%, 1/25/49	389	233,328
Series 5300, Class EY, 6.00%, 12/25/52	5,000	4,873,127
Series 5327, Class B, 6.00%, 8/25/53	20,000	19,461,372
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	8,006	1,376,458
Series 354, Class C15, 3.50%, 11/15/46	7,570	1,557,595
Series 362, Class C7, 3.50%, 9/15/47	13,091	2,348,982

6
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 362, Class C11, 4.00%, 12/15/47	$3,889	$ 807,862
Series 362, Class C12, 4.00%, 12/15/47	7,822	1,583,770
Series 380, Class C5, 3.50%, 1/25/50	9,178	1,795,880
Series 3030, Class SL, 0.656%, (5.986% - 30-day SOFR Average), 9/15/35(2)	799	40,932
Series 3114, Class TS, 1.206%, (6.536% - 30-day SOFR Average), 9/15/30(2)	1,128	30,827
Series 3339, Class JI, 1.146%, (6.476% - 30-day SOFR Average), 7/15/37(2)	713	53,011
Series 4094, Class CS, 0.556%, (5.886% - 30-day SOFR Average), 8/15/42(2)	598	46,543
Series 4109, Class SA, 0.756%, (6.086% - 30-day SOFR Average), 9/15/32(2)	865	37,188
Series 4497, Class CS, 0.756%, (6.086% - 30-day SOFR Average), 9/15/44(2)	160	2,086
Series 4507, Class EI, 4.00%, 8/15/44	2,278	279,046
Series 4507, Class MI, 3.50%, 8/15/44	182	6,608
Series 4549, Class DS, 0.456%, (5.786% - 30-day SOFR Average), 8/15/45(2)	698	30,546
Series 4601, Class IN, 3.50%, 7/15/46	12,642	2,224,327
Series 4625, Class BI, 3.50%, 6/15/46	2,483	414,966
Series 4637, Class IP, 3.50%, 4/15/44	105	3,270
Series 4749, Class IL, 4.00%, 12/15/47	876	184,323
Series 4768, Class IO, 4.00%, 3/15/48	1,008	212,987
Series 4768, Class KI, 4.00%, 11/15/47	1,768	363,209
Series 4772, Class PI, 4.00%, 1/15/48	1,095	231,401
Series 4791, Class JI, 4.00%, 5/15/48	1,594	353,246
Series 4791, Class SA, 0.756%, (6.086% - 30-day SOFR Average), 5/15/48(2)	4,386	414,327
Series 4796, Class AS, 0.756%, (6.086% - 30-day SOFR Average), 5/15/48(2)	2,778	262,572
Series 4808, Class IB, 4.00%, 5/15/48	4,257	938,636
Series 4966, Class SY, 0.606%, (5.936% - 30-day SOFR Average), 4/25/50(2)	4,141	426,084
Series 5008, Class IE, 2.00%, 9/25/50	33,269	4,226,319
Series 5010, Class I, 2.00%, 9/25/50	29,360	3,745,358
Series 5010, Class IB, 2.00%, 9/25/50	43,412	5,514,728
Series 5010, Class IN, 2.00%, 9/25/50	50,924	6,483,389
Series 5010, Class NI, 2.00%, 9/25/50	14,693	1,867,735
Series 5016, Class UI, 2.00%, 9/25/50	13,892	1,764,713
Series 5017, Class DI, 2.00%, 9/25/50	28,776	3,655,477
Series 5019, Class CI, 2.00%, 10/25/50	23,544	3,016,218
Series 5020, Class CI, 2.00%, 9/25/50	5,803	717,987
Series 5024, Class CI, 2.00%, 10/25/50	59,957	7,417,078
Series 5025, Class GI, 2.00%, 10/25/50	10,190	1,308,371
Series 5028, Class TI, 2.00%, 10/25/50	12,766	1,270,298
Series 5038, Class DI, 2.00%, 11/25/50	73,333	9,330,900
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(2)	29,329	594,014
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5156, Class IP, 3.00%, 12/25/49	$22,842	$ 3,611,416
Series 5191, Class IB, 2.50%, 2/25/51	48,579	7,659,319
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	782	677,215
Series 239, Class PO, 0.00%, 8/15/36	458	343,860
Series 246, Class PO, 0.00%, 5/15/37	1,099	857,696
Series 3072, Class WO, 0.00%, 11/15/35	387	308,413
Series 3342, Class KO, 0.00%, 7/15/37	154	122,808
Series 3476, Class PO, 0.00%, 7/15/38	200	149,082
Series 3862, Class PO, 0.00%, 5/15/41	405	303,833
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,442,333
Federal National Mortgage Association:
Series G97-4, Class FA, 6.245%, (30-day SOFR Average + 0.914%), 6/17/27(1)	41	40,564
Series 2001-4, Class GA, 9.00%, 4/17/25(5)	0 (6)	8
Series 2009-48, Class WA, 5.798%, 7/25/39(5)	185	184,639
Series 2009-62, Class WA, 5.579%, 8/25/39(5)	265	263,626
Series 2010-112, Class DZ, 4.00%, 10/25/40	306	278,166
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(2)	119	110,685
Series 2012-51, Class FD, 6.025%, (30-day SOFR Average + 0.694%), 5/25/42(1)	15,010	14,692,677
Series 2012-103, Class ZP, 3.00%, 9/25/42	820	583,256
Series 2012-115, Class MX, 0.00%, (3.329% - 30-day SOFR Average x 1.154, Floor 0.00%), 10/25/42(2)	628	209,363
Series 2012-128, Class SH, 0.00%, (3.886% - 30-day SOFR Average, Floor 0.00%), 11/25/42(2)	3,753	2,088,443
Series 2012-128, Class WS, 0.00%, (3.886% - 30-day SOFR Average, Floor 0.00%), 11/25/42(2)	547	301,683
Series 2012-134, Class ZT, 2.00%, 12/25/42	992	726,110
Series 2013-52, Class GA, 1.00%, 6/25/43	555	444,448
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(2)	2,651	1,778,858
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(1)	631	566,949
Series 2014-1, Class HF, 5.00%, (30-day SOFR Average + 1.614%, Cap 5.00%), 6/25/43(1)	730	643,564
Series 2014-5, Class LB, 2.50%, 7/25/43	0 (6)	174
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(2)	1,883	995,449
Series 2016-26, Class KS, 0.00%, (5.05% - 30-day SOFR Average x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,137,502
Series 2017-15, Class LE, 3.00%, 6/25/46	101	97,286
Series 2017-56, Class KF, 6.00%, (30-day SOFR Average + 1.114%, Cap 6.00%), 7/25/47(1)	561	516,566

7
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2017-56, Class KS, 0.00%, (4.886% - 30-day SOFR Average, Floor 0.00%), 7/25/47(2)	$314	$ 141,407
Series 2019-1, Class FA, 6.00%, (30-day SOFR Average + 0.714%, Cap 6.00%), 2/25/49(1)	5,965	5,859,403
Series 2019-8, Class FD, 6.145%, (30-day SOFR Average + 0.814%), 3/25/49(1)	18,998	18,602,048
Series 2019-9, Class LF, 5.995%, (30-day SOFR Average + 0.664%), 3/25/49(1)	7,784	7,583,502
Series 2019-16, Class AF, 5.995%, (30-day SOFR Average + 0.664%), 4/25/49(1)	6,626	6,423,533
Series 2020-45, Class MA, 0.00%, (3.108% - 30-day SOFR Average x 0.80, Floor 0.00%), 6/25/43(2)	1,126	542,204
Series 2020-63, Class ZN, 3.00%, 9/25/50	314	166,318
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,410	636,764
Series 2020-95, Class BZ, 2.50%, 1/25/51	323	139,417
Series 2020-96, Class DZ, 2.50%, 1/25/51	8,421	4,380,914
Series 2020-96, Class EZ, 2.50%, 1/25/51	665	295,075
Series 2020-96, Class KZ, 2.50%, 1/25/51	316	138,784
Series 2021-3, Class ZH, 2.50%, 2/25/51	1,725	811,153
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,074	506,288
Series 2021-11, Class KZ, 3.00%, 6/25/50	559	323,470
Series 2021-14, Class GZ, 2.50%, 3/25/51	694	314,522
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,299	1,297,299
Series 2021-42, Class ZA, 3.00%, 2/25/51	4,871	2,855,918
Series 2021-42, Class ZD, 3.00%, 11/25/50	6,030	3,564,266
Series 2021-45, Class DZ, 3.00%, 7/25/51	385	197,458
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,244	601,721
Series 2021-52, Class JZ, 2.50%, 8/25/51	15,247	8,314,852
Series 2021-55, Class ZN, 2.50%, 8/25/51	359	169,909
Series 2021-56, Class LZ, 2.50%, 9/25/51	14,489	8,344,677
Series 2021-57, Class ZW, 2.50%, 7/25/51	19,268	10,154,297
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,481	733,597
Series 2021-61, Class Z, 2.50%, 9/25/51	13,163	7,336,464
Series 2021-63, Class QZ, 2.50%, 6/25/51	9,848	5,079,810
Series 2021-66, Class JZ, 2.50%, 10/25/51	13,251	7,205,362
Series 2021-69, Class JZ, 2.50%, 10/25/51	13,892	7,748,213
Series 2021-77, Class WZ, 3.00%, 8/25/50	1,889	1,008,417
Series 2021-95, Class ZC, 3.00%, 8/25/51	4,571	2,742,090
Series 2022-2, Class ZN, 3.00%, 2/25/52	11,869	7,122,458
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	14,605,167
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,017,340
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	22,915,177
Interest Only:(3)
Series 424, Class C8, 3.50%, 2/25/48	3,567	643,710
Series 2004-60, Class SW, 1.606%, (6.936% - 30-day SOFR Average), 4/25/34(2)	457	8,757
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2005-68, Class XI, 6.00%, 8/25/35	$996	$ 176,010
Series 2006-65, Class PS, 1.776%, (7.106% - 30-day SOFR Average), 7/25/36(2)	622	60,305
Series 2007-99, Class SD, 0.956%, (6.286% - 30-day SOFR Average), 10/25/37(2)	932	65,483
Series 2007-102, Class ST, 0.996%, (6.326% - 30-day SOFR Average), 11/25/37(2)	471	28,751
Series 2011-59, Class IW, 6.00%, 7/25/41	673	119,273
Series 2011-101, Class IC, 3.50%, 10/25/26	477	10,543
Series 2012-147, Class SA, 0.656%, (5.986% - 30-day SOFR Average), 1/25/43(2)	699	53,341
Series 2014-41, Class SA, 0.606%, (5.936% - 30-day SOFR Average), 7/25/44(2)	676	76,653
Series 2014-55, Class IL, 3.50%, 9/25/44	595	114,244
Series 2014-55, Class IN, 3.50%, 7/25/44	537	100,460
Series 2014-89, Class IO, 3.50%, 1/25/45	907	172,202
Series 2015-22, Class GI, 3.50%, 4/25/45	287	47,577
Series 2015-31, Class SG, 0.656%, (5.986% - 30-day SOFR Average), 5/25/45(2)	756	106,035
Series 2015-36, Class IL, 3.00%, 6/25/45	777	110,050
Series 2016-61, Class DI, 3.00%, 4/25/46	642	64,144
Series 2018-21, Class IO, 3.00%, 4/25/48	3,890	677,381
Series 2018-42, Class IA, 3.50%, 6/25/47	886	147,104
Series 2019-1, Class SA, 0.00%, (5.286% - 30-day SOFR Average, Floor 0.00%), 2/25/49(2)	4,170	140,445
Series 2020-23, Class SP, 0.606%, (5.936% - 30-day SOFR Average), 2/25/50(2)	11,652	1,209,232
Series 2020-45, Class HI, 2.50%, 7/25/50	6,316	950,931
Series 2020-73, Class NI, 2.00%, 10/25/50	6,322	811,529
Series 2020-89, Class PI, 2.50%, 12/25/50	12,797	2,033,736
Series 2020-94, Class DI, 2.00%, 1/25/51	14,728	1,915,305
Series 2021-3, Class KI, 2.50%, 2/25/51	27,064	3,968,021
Series 2021-3, Class LI, 2.50%, 2/25/51	25,410	3,632,803
Series 2021-10, Class EI, 2.00%, 3/25/51	11,652	1,557,786
Series 2021-34, Class QI, 3.00%, 6/25/51	38,262	6,801,806
Series 2021-73, Class AI, 2.50%, 6/25/49	7,765	1,076,278
Series 2021-94, Class CI, 3.00%, 1/25/52	10,483	1,741,013
Series 2022-6, Class IO, 2.50%, 7/25/51	30,196	4,764,682
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	954	738,484
Series 380, Class 1, 0.00%, 7/25/37	231	181,148
Series 2007-17, Class PO, 0.00%, 3/25/37	168	125,097
Series 2009-82, Class PO, 0.00%, 10/25/39	449	339,268
Series 2012-5, Class PO, 0.00%, 12/25/39	308	241,257
Series 2014-9, Class DO, 0.00%, 2/25/43	7,379	5,304,351
Series 2014-17, Class PO, 0.00%, 4/25/44	992	683,997

8
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2012-77, Class MT, 5.824%, (1 mo. SOFR + 0.504%), 5/16/41(1)	$330	$ 316,466
Series 2014-H20, Class MF, 6.087%, (1 mo. SOFR + 0.764%), 10/20/64(1)	4,195	4,194,901
Series 2015-144, Class KB, 3.00%, 8/20/44	503	412,937
Series 2015-H03, Class FD, 6.077%, (1 mo. SOFR + 0.754%), 1/20/65(1)	15,190	15,193,899
Series 2015-H05, Class FB, 6.077%, (1 mo. SOFR + 0.754%), 2/20/65(1)	15,927	15,933,546
Series 2016-168, Class JF, 6.00%, (1 mo. SOFR + 1.114%, Cap 6.00%), 11/20/46(1)	128	121,373
Series 2017-121, Class DF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 8/20/47(1)	2,942	2,781,088
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 9/20/47(1)	1,320	1,246,576
Series 2018-H18, Class FG, 6.037%, (1 mo. SOFR + 0.714%), 10/20/68(1)	29,966	29,568,186
Series 2018-H20, Class FA, 6.037%, (1 mo. SOFR + 0.714%), 12/20/68(1)	46,262	45,713,699
Series 2020-76, Class ZL, 2.75%, 5/20/50	316	159,941
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,611	1,097,605
Series 2021-8, Class ZG, 2.50%, 1/20/51	3,281	1,603,313
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,561	1,766,724
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,642	2,043,539
Series 2021-25, Class JZ, 2.50%, 2/20/51	2,028	896,315
Series 2021-49, Class VZ, 2.50%, 3/20/51	21	8,529
Series 2021-77, Class ZG, 3.00%, 7/20/50	360	185,954
Series 2021-86, Class ZJ, 1.50%, 5/20/51	287	108,242
Series 2021-97, Class MZ, 3.00%, 8/20/50	5,876	3,400,342
Series 2021-97, Class ZC, 3.00%, 8/20/50	7,531	4,431,042
Series 2021-105, Class MZ, 3.00%, 6/20/51	4,805	2,754,194
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,498	670,366
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,447	1,448,789
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,098	1,159,596
Series 2021-118, Class EZ, 2.50%, 7/20/51	7,173	4,030,756
Series 2021-121, Class ZE, 2.50%, 7/20/51	128	61,155
Series 2021-122, Class ZL, 2.50%, 7/20/51	11,624	6,260,668
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,644	1,601,847
Series 2021-136, Class WZ, 3.00%, 8/20/51	6,191	3,542,503
Series 2021-136, Class Z, 2.50%, 8/20/51	10,931	5,963,597
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,260	702,773
Series 2021-138, Class Z, 2.50%, 8/20/51	11,642	6,705,579
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,283	3,454,731
Series 2021-154, Class ZL, 3.00%, 9/20/51	8,376	4,411,152
Series 2021-156, Class ZQ, 2.50%, 9/20/51	4,987	2,826,515
Series 2021-159, Class ZJ, 2.50%, 9/20/51	8,342	4,699,266
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,706	4,105,831
Series 2021-160, Class NZ, 3.00%, 9/20/51	2,613	1,384,806
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2021-172, Class ZA, 3.00%, 9/20/51	$1,624	$ 927,819
Series 2021-177, Class JZ, 3.00%, 10/20/51	4,946	3,062,626
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,351	714,747
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,458	6,280,307
Series 2021-199, Class ZM, 3.00%, 11/20/51	3,876	2,195,774
Series 2021-213, Class NZ, 3.00%, 12/20/51	7,764	4,938,752
Series 2021-214, Class LZ, 3.00%, 12/20/51	10,570	6,903,141
Series 2022-31, Class ZD, 3.00%, 2/20/52	806	295,024
Series 2022-189, Class US, 3.189%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(2)	11,529	11,209,274
Series 2022-195, Class AS, 3.403%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(2)	3,560	3,563,926
Series 2022-197, Class SW, 3.527%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(2)	6,228	5,775,877
Series 2022-208, Class YF, 6.33%, (30-day SOFR Average + 1.00%), 12/20/52(1)	34,706	34,399,494
Series 2022-211, Class HF, 6.33%, (30-day SOFR Average + 1.00%), 12/20/52(1)	138,823	136,751,259
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	24,843,387
Series 2023-53, Class SE, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(2)	14,738	14,095,992
Series 2023-63, Class LB, 6.00%, 5/20/53	10,000	9,774,938
Series 2023-63, Class S, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	7,077	6,764,601
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	3,987,945
Series 2023-65, Class G, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	11,266	10,853,909
Series 2023-65, Class SB, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	3,748	3,593,174
Series 2023-65, Class SD, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,842	2,755,014
Series 2023-66, Class S, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	4,442	4,243,629
Series 2023-66, Class SD, 3.005%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	1,777	1,697,527
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	17,986,973
Series 2023-83, Class GS, 3.08%, (27.60% - 30-day SOFR Average x 4.60), 6/20/53(2)	7,458	6,741,411
Series 2023-83, Class S, 2.72%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(2)	4,017	3,819,790
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,495,527
Series 2023-84, Class SN, 2.825%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(2)	5,341	5,071,475
Series 2023-89, Class SD, 2.639%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(2)	4,804	4,542,810
Series 2023-96, Class BL, 6.00%, 7/20/53	5,000	4,892,886
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	11,972,686
Series 2023-97, Class CB, 6.00%, 7/20/53	14,000	13,810,636
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,178,323
Series 2023-98, Class JB, 6.00%, 7/20/53	12,714	12,435,051

9
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-99, Class AL, 6.00%, 7/20/53	$17,468	$ 17,074,970
Series 2023-117, Class JB, 6.00%, 8/20/53	9,602	9,418,869
Series 2023-165, Class DY, 6.00%, 11/20/53	20,000	19,778,242
Series 2023-165, Class EY, 6.50%, 11/20/53	22,000	22,349,408
Series 2023-182, Class EL, 6.00%, 12/20/53	7,000	6,793,644
Interest Only:(3)
Series 2014-98, Class IM, 0.00%, 1/20/43(5)	4,656	73,210
Series 2015-151, Class KI, 0.00%, 11/20/42(5)	5,535	90,988
Series 2017-104, Class SD, 0.77%, (6.086% - 1 mo. SOFR), 7/20/47(2)	2,163	199,043
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(2)	2,393	67,080
Series 2018-127, Class SG, 0.82%, (6.136% - 1 mo. SOFR), 9/20/48(2)	5,768	406,906
Series 2019-27, Class SA, 0.62%, (5.936% - 1 mo. SOFR), 2/20/49(2)	1,979	160,045
Series 2019-38, Class SQ, 0.62%, (5.936% - 1 mo. SOFR), 3/20/49(2)	6,014	457,924
Series 2019-43, Class BS, 0.62%, (5.936% - 1 mo. SOFR), 4/20/49(2)	3,233	264,610
Series 2020-97, Class MI, 2.50%, 3/20/50	5,259	662,620
Series 2020-116, Class MI, 2.00%, 8/20/50	485	62,093
Series 2020-134, Class IM, 2.50%, 9/20/50	14,013	1,854,554
Series 2020-146, Class IQ, 2.00%, 10/20/50	131,501	15,257,298
Series 2020-146, Class QI, 2.00%, 10/20/50	39,100	4,472,891
Series 2020-151, Class AI, 2.00%, 10/20/50	82,610	9,807,803
Series 2020-162, Class BI, 2.00%, 10/20/50	18,791	2,238,944
Series 2020-167, Class KI, 2.00%, 11/20/50	81,816	9,469,911
Series 2020-167, Class YI, 2.00%, 11/20/50	99,687	11,595,761
Series 2020-173, Class DI, 2.00%, 11/20/50	81,942	9,700,058
Series 2020-176, Class AI, 2.00%, 11/20/50	27,696	3,096,815
Series 2020-176, Class HI, 2.50%, 11/20/50	19,066	2,526,905
Series 2020-181, Class TI, 2.00%, 12/20/50	80,334	9,085,682
Series 2020-185, Class BI, 2.00%, 12/20/50	16,090	1,958,551
Series 2021-9, Class GI, 2.00%, 1/20/51	39,444	4,505,012
Series 2021-15, Class AI, 2.00%, 1/20/51	21,521	2,559,366
Series 2021-23, Class TI, 2.50%, 2/20/51	10,936	1,399,684
Series 2021-30, Class AI, 2.00%, 2/20/51	9,173	1,077,735
Series 2021-46, Class IM, 2.50%, 3/20/51	4,474	580,943
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(2)	14,135	126,499
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(2)	5,199	47,094
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	15,682	280,801
Series 2021-77, Class SE, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	9,581	166,900
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-97, Class IG, 2.50%, 8/20/49	$71,505	$ 8,146,402
Series 2021-97, Class QI, 3.00%, 6/20/51	15,759	2,560,733
Series 2021-98, Class EI, 3.00%, 6/20/51	30,964	4,723,478
Series 2021-114, Class MI, 3.00%, 6/20/51	11,514	1,862,231
Series 2021-122, Class NI, 3.00%, 7/20/51	7,897	1,283,115
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	18,747	374,293
Series 2021-131, Class QI, 3.00%, 7/20/51	29,714	3,921,134
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	20,990	107,527
Series 2021-160, Class DI, 3.00%, 9/20/51	28,167	4,332,413
Series 2021-160, Class IT, 2.50%, 9/20/51	40,149	4,264,779
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	41,967	226,217
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	21,223	113,773
Series 2021-193, Class IU, 3.00%, 11/20/49	62,354	8,670,033
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(2)	48,664	303,664
Series 2021-196, Class GI, 3.00%, 11/20/51	30,040	4,775,108
Series 2021-201, Class PI, 3.00%, 11/20/51	25,462	2,949,168
Series 2021-209, Class IW, 3.00%, 11/20/51	16,296	2,159,789
Series 2022-104, Class IO, 2.50%, 6/20/51	25,053	3,428,838
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	199,511	1,137,031
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	22,168	126,337
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	59,494	641,578
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	44,336	496,870
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(2)	124,863	779,809
Series 2023-13, Class SA, 0.07%, (5.40% - 30-day SOFR Average), 1/20/53(2)	14,168	339,616
Series 2023-19, Class SD, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(2)	18,121	862,243
Series 2023-20, Class HS, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(2)	12,655	595,031
Series 2023-22, Class ES, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(2)	16,873	793,375
Series 2023-22, Class SA, 0.37%, (5.70% - 30-day SOFR Average), 2/20/53(2)	24,843	748,177
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(2)	33,746	720,393

10
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-24, Class SG, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(2)	$16,873	$ 793,375
Series 2023-32, Class SA, 0.97%, (6.30% - 30-day SOFR Average), 2/20/53(2)	56,946	2,677,641
Series 2023-38, Class LS, 0.97%, (6.30% - 30-day SOFR Average), 3/20/53(2)	25,498	1,194,348
Series 2023-47, Class HS, 0.97%, (6.30% - 30-day SOFR Average), 3/20/53(2)	8,499	398,116
Series 2023-47, Class SC, 0.92%, (6.25% - 30-day SOFR Average), 3/20/53(2)	12,728	582,149
Series 2023-53, Class SK, 0.87%, (6.20% - 30-day SOFR Average), 4/20/53(2)	32,693	1,628,635
Series 2023-65, Class BS, 0.82%, (6.15% - 30-day SOFR Average), 5/20/53(2)	30,271	1,577,887
Series 2024-64, Class EI, 6.50%, 4/20/64	13,000	1,936,701
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	703	524,654
Series 2010-88, Class OA, 0.00%, 7/20/40	470	339,929
Series 2015-24, Class KO, 0.00%, 6/20/35	501	437,199
Total Collateralized Mortgage Obligations (identified cost $1,648,064,164)		$1,320,290,867

U.S. Department of Agriculture Loans — 0.4%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans, 8.00%, (U.S. (Fed) Prime Rate - 0.50%), 7/1/27(1)	$10,498	$ 10,501,518
Total U.S. Department of Agriculture Loans (identified cost $10,498,044)		$ 10,501,518

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.681%, 8/25/41(5)	$45,305	$ 1,199,832
Series 2021-SB92, Class X1, 0.682%, 8/25/41(5)	23,362	495,215
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.677%, 4/16/63(5)	53,055	2,748,703
Series 2021-132, Class IO, 0.726%, 4/16/63(5)	57,283	3,107,088
Series 2021-144, Class IO, 0.825%, 4/16/63(5)	51,052	3,071,319
Series 2021-186, Class IO, 0.764%, 5/16/63(5)	47,132	2,644,777
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	$67,077	$ 3,262,632
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $21,478,242)		$ 16,529,566

U.S. Government Agency Mortgage-Backed Securities — 84.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.173%, (5 yr. CMT + 2.515%), with maturity at 2032(7)	$96	$ 94,824
4.397%, (COF + 1.25%), with maturity at 2025(7)	13	13,139
4.401%, (COF + 1.254%), with maturity at 2029(7)	5	4,443
4.42%, (COF + 1.295%), with maturity at 2034(7)	3	3,176
4.462%, (COF + 1.254%), with maturity at 2035(7)	113	110,109
4.50%, with maturity at 2035	253	241,738
4.652%, (COF + 1.252%), with maturity at 2032(7)	72	70,376
4.745%, (COF + 1.251%), with maturity at 2030(7)	99	96,415
5.00%, with maturity at 2052	5,009	4,709,326
5.207%, (COF + 2.275%), with maturity at 2025(7)	25	24,969
5.439%, (COF + 2.292%), with maturity at 2037(7)	304	301,189
5.50%, with various maturities to 2053	134,522	130,970,060
5.553%, (1 yr. CMT + 1.975%), with maturity at 2034(7)	457	459,502
5.604%, (30-day SOFR Average + 2.37%), with maturity at 2052(7)	671	659,690
5.991%, (1 yr. CMT + 2.238%), with maturity at 2036(7)	367	370,758
6.00%, with various maturities to 2053	10,569	10,535,061
6.02%, (1 yr. CMT + 2.253%), with maturity at 2035(7)	1,046	1,054,910
6.21%, (1 yr. CMT + 2.249%), with maturity at 2038(7)	326	328,617
6.297%, (1 yr. CMT + 2.308%), with maturity at 2036(7)	414	417,734
7.00%, with maturity at 2033	37	37,239
Federal National Mortgage Association:
3.00%, with various maturities to 2050	16,212	13,623,406
4.397%, (COF + 1.254%), with maturity at 2033(7)	130	127,721
4.401%, (COF + 1.254%), with various maturities to 2034(7)	98	94,831

11
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.41%, (COF + 1.25%), with various maturities to 2027(7)	$54	$ 53,134
4.414%, (COF + 1.254%), with maturity at 2034(7)	138	133,554
4.428%, (COF + 1.254%), with maturity at 2034(7)	63	61,448
4.437%, (COF + 1.254%), with maturity at 2035(7)	26	25,212
4.50%, with maturity at 2052	919	848,592
4.581%, (COF + 1.26%), with maturity at 2036(7)	89	86,390
4.678%, (COF + 1.497%), with maturity at 2029(7)	137	136,525
4.698%, (COF + 1.315%), with maturity at 2036(7)	48	46,531
4.705%, (COF + 1.258%), with maturity at 2036(7)	22	21,582
4.855%, (COF + 1.695%), with maturity at 2029(7)	0 (6)	313
4.96%, (COF + 1.80%), with maturity at 2034(7)	133	129,845
5.00%, with various maturities to 2048	1,042	985,275
5.05%, (COF + 1.738%), with maturity at 2035(7)	163	159,530
5.06%, (COF + 1.249%), with maturity at 2037(7)	40	39,478
5.171%, (COF + 1.268%), with maturity at 2038(7)	5	4,791
5.173%, (COF + 1.853%), with maturity at 2034(7)	26	25,530
5.224%, (COF + 1.791%), with maturity at 2035(7)	123	120,177
5.30%, (COF + 2.321%), with maturity at 2026(7)	19	18,739
5.382%, (COF + 1.811%), with maturity at 2036(7)	266	260,215
5.50%, with various maturities to 2052	70,751	68,840,442
5.713%, (COF + 1.741%), with maturity at 2034(7)	39	39,092
6.00%, with various maturities to 2053	15,502	15,522,364
6.056%, (1 yr. CMT + 2.056%), with maturity at 2033(7)	153	154,430
6.09%, (1 yr. CMT + 2.156%), with maturity at 2036(7)	124	125,370
6.215%, (1 yr. CMT + 2.12%), with maturity at 2037(7)	339	343,257
6.225%, (1 yr. RFUCCT + 1.75%), with maturity at 2035(7)	303	308,106
6.234%, (1 yr. CMT + 2.091%), with maturity at 2040(7)	155	156,248
6.265%, (1 yr. CMT + 2.247%), with maturity at 2033(7)	869	879,944
6.307%, (1 yr. CMT + 2.213%), with maturity at 2031(7)	30	30,010
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.339%, (1 yr. CMT + 2.206%), with maturity at 2039(7)	$713	$ 721,524
6.35%, (COF + 2.004%), with maturity at 2032(7)	21	21,778
6.50%, with various maturities to 2053	6,457	6,551,342
6.678%, (1 yr. CMT + 2.556%), with maturity at 2038(7)	337	342,689
7.175%, (1 yr. RFUCCT + 1.80%), with maturity at 2034(7)	105	106,749
Government National Mortgage Association:
2.50%, with maturity at 2051	2,037	1,650,557
3.75%, (1 yr. CMT + 1.50%), with maturity at 2027(7)	31	30,001
4.00%, (1 yr. CMT + 1.50%), with maturity at 2026(7)	23	22,797
4.00%, with various maturities to 2052	9,523	8,621,726
4.50%, 30-Year, TBA(8)	37,100	34,574,299
4.50%, with various maturities to 2052	238,270	219,677,283
5.00%, with various maturities to 2052	88,447	84,949,572
5.50%, with various maturities to 2062	110,998	109,736,665
5.50%, 30-Year, TBA(8)	242,575	237,532,290
6.00%, with various maturities to 2063	109,947	111,468,562
6.00%, 30-Year, TBA(8)	243,475	243,020,274
6.50%, with various maturities to 2063	72,259	73,572,503
6.50%, 30-Year, TBA(8)	151,400	152,918,459
7.00%, with various maturities to 2062	19,352	19,870,848
7.50%, with maturity at 2054	2,200	2,218,294
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(8)	282,400	260,381,639
5.50%, 30-Year, TBA(8)	133,400	129,569,959
6.00%, 30-Year, TBA(8)	200,000	198,289,070
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $2,194,161,110)		$2,149,754,237

U.S. Government Guaranteed Small Business Administration Pools & Loans — 3.4%
Security	Principal Amount (000's omitted)	Value
6.25%, (U.S. (Fed) Prime Rate - 2.25%), 1/25/44 to 2/25/44(1)	$30,321	$ 30,746,572
6.30%, (U.S. (Fed) Prime Rate - 2.20%), 4/25/44(1)	14,958	15,204,150
7.50%, (U.S. (Fed) Prime Rate - 1.00%), 4/25/44(1)	14,080	14,655,905
7.825%, (U.S. (Fed) Prime Rate - 0.675%), 2/25/44(1)	14,043	14,721,228

12
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(9)(10)(11)
Series 2018-5, Class A, 2.071%, 6/27/44	$63,702	$ 2,548,365
Series 2019-1, Class A, 2.454%, 9/25/45	185,486	9,774,315
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $115,172,926)		$ 87,650,535

Short-Term Investments — 5.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(12)	135,251,894	$ 135,251,894
Total Short-Term Investments (identified cost $135,251,894)		$ 135,251,894
Total Investments — 146.1% (identified cost $4,124,626,380)		$3,719,978,617

TBA Sale Commitments — (21.4)%
U.S. Government Agency Mortgage-Backed Securities — (21.4)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 4.00%, 30-Year, TBA(8)	$ (9,550)	$ (8,657,613)
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(8)	(17,150)	(14,173,537)
4.50%, 30-Year, TBA(8)	(282,400)	(260,381,639)
4.50%, 30-Year, TBA(8)	(282,400)	(260,458,847)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $550,976,477)		$ (543,671,636)
Total TBA Sale Commitments (proceeds $550,976,477)		$ (543,671,636)
Other Assets, Less Liabilities — (24.7)%		$ (630,940,116)
Net Assets — 100.0%		$2,545,366,865
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2024.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(6)	Principal amount is less than $500.
(7)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2024.
(8)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(9)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(10)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $12,322,680 or 0.5% of the Fund's net assets.
(11)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2024 of all interest only securities comprising the trust.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

13
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	8,197	Long	6/28/24	$858,571,715	$ (16,138,745)
U.S. Ultra-Long Treasury Bond	(358)	Short	6/18/24	(42,803,375)	2,653,475
					$ (13,485,270)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	450,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	$ 45,760,615	$ —	$ 45,760,615
USD	125,000	Receives	SOFR (pays annually)	2.47% (pays annually)	3/28/33	17,359,186	(2,425,951)	14,933,235
USD	245,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	95,412,669	—	95,412,669
USD	300,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	107,661,327	—	107,661,327
Total						$266,193,797	$(2,425,951)	$263,767,846
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
14
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $3,989,374,486)	$ 3,584,726,723
Affiliated investments, at value (identified cost $135,251,894)	135,251,894
Cash	1,799,938
Deposits for forward commitment securities	6,002,000
Deposits for derivatives collateral:
Futures contracts	10,091,235
Centrally cleared swap contracts	57,893,442
Interest receivable	18,344,933
Dividends receivable from affiliated investments	298,363
Receivable for investments sold	2,331,339,864
Receivable for TBA sale commitments	550,976,477
Receivable for Fund shares sold	5,891,989
Receivable for variation margin on open centrally cleared swap contracts	8,243,299
Trustees' deferred compensation plan	104,399
Total assets	$6,710,964,556
Liabilities
Payable for forward commitment securities	$ 3,603,288,202
TBA sale commitments, at value (proceeds receivable $550,976,477)	543,671,636
Payable for closed written swaptions	4,559
Payable for Fund shares redeemed	12,201,787
Payable for variation margin on open futures contracts	2,512,485
Distributions payable	1,302,073
Payable to affiliates:
Investment adviser fee	1,014,443
Distribution and service fees	122,559
Trustees' fees	9,223
Trustees' deferred compensation plan	104,399
Other	20,573
Accrued expenses	1,345,752
Total liabilities	$4,165,597,691
Net Assets	$2,545,366,865
Sources of Net Assets
Paid-in capital	$ 3,367,263,077
Accumulated loss	(821,896,212)
Net Assets	$2,545,366,865
Advisers Class Shares
Net Assets	$ 51,902,179
Shares Outstanding	7,295,417
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.11
Class A Shares
Net Assets	$ 410,636,712
Shares Outstanding	57,680,364
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.12
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 7.28
15
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2024
Class C Shares
Net Assets	$ 37,983,865
Shares Outstanding	5,327,714
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 7.13
Class I Shares
Net Assets	$2,044,844,109
Shares Outstanding	287,558,881
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.11
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income from affiliated investments	$ 1,057,456
Interest income	74,643,094
Total investment income	$ 75,700,550
Expenses
Investment adviser fee	$ 6,540,118
Distribution and service fees:
Advisers Class	72,895
Class A	539,334
Class C	177,276
Trustees’ fees and expenses	54,250
Custodian fee	303,739
Transfer and dividend disbursing agent fees	752,808
Legal and accounting services	221,625
Printing and postage	243,902
Registration fees	84,462
Interest expense and fees	10,039,520
Miscellaneous	94,595
Total expenses	$ 19,124,524
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 35,847
Total expense reductions	$ 35,847
Net expenses	$ 19,088,677
Net investment income	$ 56,611,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (56,075,196)
Written swaptions	3,733,831
Futures contracts	(15,727,671)
Swap contracts	73,266,064
Net realized gain	$ 5,197,028
Change in unrealized appreciation (depreciation):
Investments	$ 140,816,696
Written swaptions	(3,521,981)
TBA sale commitments	3,539,852
Futures contracts	(12,685,754)
Swap contracts	(109,760,365)
Net change in unrealized appreciation (depreciation)	$ 18,388,448
Net realized and unrealized gain	$ 23,585,476
Net increase in net assets from operations	$ 80,197,349
17
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 56,611,873	$ 192,384,401
Net realized gain (loss)	5,197,028	(190,223,674)
Net change in unrealized appreciation (depreciation)	18,388,448	(16,863,523)
Net increase (decrease) in net assets from operations	$ 80,197,349	$ (14,702,796)
Distributions to shareholders:
Advisers Class	$ (1,946,688)	$ (6,572,022)
Class A	(14,344,716)	(33,037,453)
Class C	(1,260,125)	(2,536,047)
Class I	(75,143,836)	(190,816,660)
Total distributions to shareholders	$ (92,695,365)	$ (232,962,182)
Transactions in shares of beneficial interest:
Advisers Class	$ (20,304,015)	$ (121,675,168)
Class A	(52,873,477)	(377,404,758)
Class C	(8,047,798)	(22,733,550)
Class I	(410,104,881)	(2,072,888,856)
Net decrease in net assets from Fund share transactions	$ (491,330,171)	$(2,594,702,332)
Net decrease in net assets	$ (503,828,187)	$(2,842,367,310)
Net Assets
At beginning of period	$ 3,049,195,052	$ 5,891,562,362
At end of period	$2,545,366,865	$ 3,049,195,052
18
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,		Period Ended October 31,
		2023	2022	2021 (1)
Net asset value — Beginning of period	$ 7.170	$ 7.610	$ 7.990	$ 8.100
Income (Loss) From Operations
Net investment income(2)	$ 0.144	$ 0.304	$ 0.133	$ 0.033
Net realized and unrealized gain (loss)	0.035	(0.371)	(0.349)	(0.089)
Total income (loss) from operations	$ 0.179	$ (0.067)	$ (0.216)	$ (0.056)
Less Distributions
From net investment income	$ (0.239)	$ (0.373)	$ (0.147)	$ (0.051)
Tax return of capital	—	—	(0.017)	(0.003)
Total distributions	$ (0.239)	$ (0.373)	$ (0.164)	$ (0.054)
Net asset value — End of period	$ 7.110	$ 7.170	$ 7.610	$ 7.990
Total Return(3)	2.61% (4)(5)	(0.92)%	(2.73)%	(0.70)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,902	$72,272	$201,056	$276,067
Ratios (as a percentage of average daily net assets):
Expenses	1.60% (5)(6)(7)(8)	1.02% (7)(8)	0.79% (7)(8)	0.75% (6)
Net investment income	3.99% (6)	4.08%	1.69%	0.90% (6)
Portfolio Turnover	385% (4)(9)	711% (9)	798% (9)	310% (9)(10)
(1)	For the period from the commencement of operations, May 17, 2021, to October 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Includes interest expense, including on reverse repurchase agreements, of 0.74%, 0.20% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively.
(9)	Includes the effect of To Be Announced (TBA) transactions.
(10)	For the year ended October 31, 2021.
19
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.170	$ 7.610	$ 8.000	$ 8.120	$ 8.100	$ 8.200
Income (Loss) From Operations
Net investment income(1)	$ 0.144	$ 0.304	$ 0.127	$ 0.072	$ 0.097	$ 0.202
Net realized and unrealized gain (loss)	0.046	(0.370)	(0.353)	(0.072)	0.104	(0.057)
Total income (loss) from operations	$ 0.190	$ (0.066)	$ (0.226)	$ 0.00	$ 0.201	$ 0.145
Less Distributions
From net investment income	$ (0.240)	$ (0.374)	$ (0.147)	$ (0.114)	$ (0.166)	$ (0.245)
From net realized gain	—	—	—	—	(0.015)	—
Tax return of capital	—	—	(0.017)	(0.006)	—	—
Total distributions	$ (0.240)	$ (0.374)	$ (0.164)	$ (0.120)	$ (0.181)	$ (0.245)
Net asset value — End of period	$ 7.120	$ 7.170	$ 7.610	$ 8.000	$ 8.120	$ 8.100
Total Return(2)	2.63% (3)(4)	(0.92)%	(2.85)%	(0.01)%	2.51%	1.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$410,637	$465,670	$879,760	$2,018,166	$1,764,637	$795,015
Ratios (as a percentage of average daily net assets):
Expenses	1.60% (4)(5)(6)(7)	1.02% (6)(7)	0.79% (6)(7)	0.77%	0.82% (7)	0.85% (7)
Net investment income	3.99% (5)	4.07%	1.61%	0.89%	1.19%	2.47%
Portfolio Turnover	385% (3)(8)	711% (8)	798% (8)	310% (8)	152% (8)	59%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.74%, 0.20%, 0.01%, 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively.
(8)	Includes the effect of To Be Announced (TBA) transactions.
20
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.180	$ 7.620	$ 8.010	$ 8.130	$ 8.110	$ 8.210
Income (Loss) From Operations
Net investment income(1)	$ 0.123	$ 0.259	$ 0.088	$ 0.024	$ 0.054	$ 0.154
Net realized and unrealized gain (loss)	0.045	(0.370)	(0.361)	(0.073)	0.098	(0.058)
Total income (loss) from operations	$ 0.168	$ (0.111)	$ (0.273)	$ (0.049)	$ 0.152	$ 0.096
Less Distributions
From net investment income	$ (0.218)	$ (0.329)	$ (0.104)	$ (0.067)	$ (0.117)	$ (0.196)
From net realized gain	—	—	—	—	(0.015)	—
Tax return of capital	—	—	(0.013)	(0.004)	—	—
Total distributions	$ (0.218)	$ (0.329)	$ (0.117)	$ (0.071)	$ (0.132)	$ (0.196)
Net asset value — End of period	$ 7.130	$ 7.180	$ 7.620	$ 8.010	$ 8.130	$ 8.110
Total Return(2)	2.31% (3)(4)	(1.51)%	(3.43)%	(0.60)%	1.89%	1.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,984	$46,203	$72,212	$103,518	$144,742	$112,868
Ratios (as a percentage of average daily net assets):
Expenses	2.20% (4)(5)(6)(7)	1.62% (6)(7)	1.39% (6)(7)	1.37%	1.42% (7)	1.45% (7)
Net investment income	3.39% (5)	3.47%	1.11%	0.30%	0.67%	1.88%
Portfolio Turnover	385% (3)(8)	711% (8)	798% (8)	310% (8)	152% (8)	59%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.74%, 0.20%, 0.01%, 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively.
(8)	Includes the effect of To Be Announced (TBA) transactions.
21
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.160	$ 7.600	$ 7.990	$ 8.110	$ 8.090	$ 8.190
Income (Loss) From Operations
Net investment income(1)	$ 0.153	$ 0.322	$ 0.153	$ 0.093	$ 0.118	$ 0.223
Net realized and unrealized gain (loss)	0.045	(0.370)	(0.359)	(0.073)	0.103	(0.058)
Total income (loss) from operations	$ 0.198	$ (0.048)	$ (0.206)	$ 0.020	$ 0.221	$ 0.165
Less Distributions
From net investment income	$ (0.248)	$ (0.392)	$ (0.165)	$ (0.133)	$ (0.186)	$ (0.265)
From net realized gain	—	—	—	—	(0.015)	—
Tax return of capital	—	—	(0.019)	(0.007)	—	—
Total distributions	$ (0.248)	$ (0.392)	$ (0.184)	$ (0.140)	$ (0.201)	$ (0.265)
Net asset value — End of period	$ 7.110	$ 7.160	$ 7.600	$ 7.990	$ 8.110	$ 8.090
Total Return(2)	2.75% (3)(4)	(0.81)%	(2.49)%	0.24%	2.76%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,044,844	$2,465,050	$4,738,534	$7,682,437	$6,765,473	$3,605,659
Ratios (as a percentage of average daily net assets):
Expenses	1.35% (4)(5)(6)(7)	0.77% (6)(7)	0.54% (6)(7)	0.52%	0.57% (7)	0.60% (7)
Net investment income	4.24% (5)	4.32%	1.94%	1.15%	1.46%	2.73%
Portfolio Turnover	385% (3)(8)	711% (8)	798% (8)	310% (8)	152% (8)	59%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.74%, 0.20%, 0.01%, 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively.
(8)	Includes the effect of To Be Announced (TBA) transactions.
22
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
23

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price
24

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
M  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
N  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
O  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2024, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $639,105,694 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $475,193,344 are short-term and $163,912,350 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and TBA sale commitments, of the Fund at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,575,439,076
Gross unrealized appreciation	$ 331,990,606
Gross unrealized depreciation	(480,840,125)
Net unrealized depreciation	$ (148,849,519)
25

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5000%
$1 billion but less than $2.5 billion	0.4750%
$2.5 billion but less than $5 billion	0.4550%
$5 billion but less than $10 billion	0.4400%
$10 billion but less than $15 billion	0.4300%
$15 billion but less than $20 billion	0.4225%
$20 billion and over	0.4175%
Pursuant to an amendment to the investment advisory agreement dated April 29, 2022, BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $10 billion and over from 0.4400% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. For the six months ended April 30, 2024, the Fund’s investment adviser fee amounted to $6,540,118 or 0.48% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $30,469 relating to the Fund's investment in the Liquidity Fund.
Effective March 13, 2024, BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.85%, 0.85%, 1.45% and 0.60% of the Fund’s average daily net assets for Advisers Class, Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, BMR was allocated $5,378 of the Fund’s operating expenses for the six months ended April 30, 2024.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $18,348 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,492 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $72,895 for Advisers Class shares and $539,334 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $125,136 for Class C shares.
26

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $52,140 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.25% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $1,191 and $890 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities, paydowns and TBA transactions, aggregated $13,272,152,167 and $13,847,819,848, respectively, for the six months ended April 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Advisers Class
Sales	1,166,000	$ 8,449,608	751,922	$ 5,607,351
Issued to shareholders electing to receive payments of distributions in Fund shares	267,842	1,946,059	883,097	6,569,182
Redemptions	(4,222,885)	(30,699,682)	(17,977,151)	(133,851,701)
Net decrease	(2,789,043)	$ (20,304,015)	(16,342,132)	$ (121,675,168)
Class A
Sales	4,305,649	$ 31,252,335	9,417,867	$ 70,367,415
Issued to shareholders electing to receive payments of distributions in Fund shares	1,883,948	13,689,564	4,222,390	31,383,669
Redemptions	(13,439,757)	(97,815,376)	(64,269,169)	(479,155,842)
Net decrease	(7,250,160)	$ (52,873,477)	(50,628,912)	$ (377,404,758)
Class C
Sales	226,967	$ 1,653,973	1,046,897	$ 7,842,288
Issued to shareholders electing to receive payments of distributions in Fund shares	170,502	1,240,997	335,044	2,491,954
Redemptions	(1,503,298)	(10,942,768)	(4,420,691)	(33,067,792)
Net decrease	(1,105,829)	$ (8,047,798)	(3,038,750)	$ (22,733,550)
27

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	71,916,240	$ 521,972,806	213,618,713	$ 1,600,523,672
Issued to shareholders electing to receive payments of distributions in Fund shares	9,356,059	67,928,193	22,907,274	170,137,449
Redemptions	(137,835,102)	(1,000,005,880)	(515,577,977)	(3,843,549,977)
Net decrease	(56,562,803)	$ (410,104,881)	(279,051,990)	$(2,072,888,856)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2024 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$ 2,653,475(1)	$ (16,138,745)(1)
Swap contracts (centrally cleared)	266,193,797 (1)	—
Total	$268,847,272	$(16,138,745)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
28

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Written swaptions	$ 3,733,831(1)	$ (3,521,981)(2)
Futures contracts	(15,727,671) (3)	(12,685,754) (4)
Swap contracts	73,266,064 (5)	(109,760,365) (6)
Total	$ 61,272,224	$(125,968,100)
(1)	Statement of Operations location: Net realized gain (loss): Written swaptions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written swaptions.
(3)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
(5)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Written Swaptions	Swap Contracts
$1,026,340,000	$88,552,000	$429,850,000	$1,244,857,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
10  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2024. For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $364,695,000 and 5.51%, respectively.
29

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $135,251,894, which represents 5.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,892,398	$978,388,023	$(849,028,527)	$ —	$ —	$135,251,894	$1,057,456	135,251,894
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 1,320,290,867	$ —	$ 1,320,290,867
U.S. Department of Agriculture Loans	—	10,501,518	—	10,501,518
U.S. Government Agency Commercial Mortgage-Backed Securities	—	16,529,566	—	16,529,566
U.S. Government Agency Mortgage-Backed Securities	—	2,149,754,237	—	2,149,754,237
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	87,650,535	—	87,650,535
Short-Term Investments	135,251,894	—	—	135,251,894
Total Investments	$ 135,251,894	$ 3,584,726,723	$ —	$ 3,719,978,617
Futures Contracts	$ 2,653,475	$ —	$ —	$ 2,653,475
Swap Contracts	—	266,193,797	—	266,193,797
Total	$ 137,905,369	$ 3,850,920,520	$ —	$ 3,988,825,889
Liability Description
TBA Sale Commitments	$ —	$ (543,671,636)	$ —	$ (543,671,636)
Futures Contracts	(16,138,745)	—	—	(16,138,745)
Total	$ (16,138,745)	$ (543,671,636)	$ —	$ (559,810,381)
30

Eaton Vance
Short Duration Government Income Fund
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
31

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
32

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
33

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
35

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7730    4.30.24

Eaton Vance
Global Macro Absolute Return Advantage Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Global Macro Absolute Return Advantage Fund

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Performance

Portfolio Manager(s) Patrick Campbell, CFA, Kyle Lee, CFA, Federico Sequeda, CFA each of Eaton Vance Management and Hussein Khattab, CFA of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/31/2010	08/31/2010	7.34%	10.01%	5.85%	4.24%
Class A with 3.25% Maximum Sales Charge	—	—	3.88	6.48	5.16	3.89
Class C at NAV	08/31/2010	08/31/2010	6.93	9.19	5.09	3.66
Class C with 1% Maximum Deferred Sales Charge	—	—	5.93	8.19	5.09	3.66
Class I at NAV	08/31/2010	08/31/2010	7.51	10.25	6.15	4.55
Class R at NAV	12/01/2010	08/31/2010	7.19	9.66	5.62	4.02
Class R6 at NAV	05/31/2017	08/31/2010	7.40	10.24	6.18	4.60

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	2.66%	5.36%	2.07%	1.42%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
Gross	2.01%	2.78%	1.78%	2.28%	1.75%
Net	1.94	2.71	1.71	2.21	1.68
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Fund Profile

Asset Allocation (% of net assets)[1]
Foreign Currency Exposures (% of net assets)[2]
Egypt	16.1%
Poland	7.3
Uzbekistan	7.2
Turkey	7.1
India	5.9
Iceland	5.5
Serbia	4.8
Hungary	3.9
Dominican Republic	3.6
Canada	3.5
Singapore	3.5
Mexico	3.2
Taiwan	3.2
Australia	3.0
South Korea	2.9
Nigeria	2.9
Armenia	2.0
Indonesia	1.9
Uruguay	1.8
Brazil	1.7
United Kingdom	1.7
Japan	1.5
China	1.4
Paraguay	1.3
Kenya	1.3
Chile	1.1
Other	3.2 [4]
Bahrain	-1.4
Thailand	-1.8
Hong Kong	-1.9
Oman	-2.2
Philippines	-3.0
New Zealand	-3.4
South Africa	-8.0
China	-10.5
Euro	-23.6
Total Long	104.8%
Total Short	-58.1%
Total Net	46.7%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
1 Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
2 Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.
3 Net of securities sold short.
4 Includes amounts each less than 1.0% or –1.0%, as applicable.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,073.40	$11.50**	2.23%
Class C	$1,000.00	$1,069.30	$15.33**	2.98%
Class I	$1,000.00	$1,075.10	$10.22**	1.98%
Class R	$1,000.00	$1,071.90	$12.78**	2.48%
Class R6	$1,000.00	$1,074.00	$10.06**	1.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,013.77	$11.17**	2.23%
Class C	$1,000.00	$1,010.05	$14.89**	2.98%
Class I	$1,000.00	$1,015.02	$ 9.92**	1.98%
Class R	$1,000.00	$1,012.53	$12.41**	2.48%
Class R6	$1,000.00	$1,015.17	$ 9.77**	1.95%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliate(s), the expenses would be higher.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost $1,921,287,453)	$ 1,914,130,199
Receivable for Fund shares sold	2,954,707
Receivable from affiliates	186,174
Total assets	$1,917,271,080
Liabilities
Payable for Fund shares redeemed	$ 2,713,966
Payable to affiliates:
Distribution and service fees	68,284
Trustees' fees	42
Payable for transfer and dividend disbursing agent fees	191,512
Accrued expenses	160,725
Total liabilities	$ 3,134,529
Net Assets	$1,914,136,551
Sources of Net Assets
Paid-in capital	$ 2,174,027,643
Accumulated loss	(259,891,092)
Net Assets	$1,914,136,551
Class A Shares
Net Assets	$ 299,431,280
Shares Outstanding	29,079,426
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.30
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.65
Class C Shares
Net Assets	$ 8,015,534
Shares Outstanding	795,627
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.07
Class I Shares
Net Assets	$ 926,769,036
Shares Outstanding	88,671,640
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.45
Class R Shares
Net Assets	$ 1,306,040
Shares Outstanding	128,628
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.15

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2024
Class R6 Shares
Net Assets	$678,614,661
Shares Outstanding	65,032,400
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.44
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $208,406)	$ 5,531,679
Interest income allocated from Portfolio (net of foreign taxes withheld of $685,451)	71,134,637
Other income allocated from Portfolio	181,164
Expenses, excluding interest and dividend expense, allocated from Portfolio	(9,324,131)
Interest and dividend expense allocated from Portfolio	(8,764,826)
Total investment income from Portfolio	$ 58,758,523
Expenses
Distribution and service fees:
Class A	$ 338,114
Class C	39,916
Class R	3,436
Trustees’ fees and expenses	250
Custodian fee	30,927
Transfer and dividend disbursing agent fees	635,740
Legal and accounting services	65,408
Printing and postage	88,394
Registration fees	98,666
Miscellaneous	15,042
Total expenses	$ 1,315,893
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 679,760
Total expense reductions	$ 679,760
Net expenses	$ 636,133
Net investment income	$ 58,122,390
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 1,504,816
Written options	465,253
Securities sold short	(8,636,583)
Futures contracts	(10,434,289)
Swap contracts	(25,274,774)
Foreign currency transactions	9,599,904
Forward foreign currency exchange contracts	(12,553,102)
Non-deliverable bond forward contracts	2,086,084
Net realized loss	$ (43,242,691)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $5,253)	$ 120,422,153
Written options	499,578
Securities sold short	(6,095,040)
Futures contracts	3,302,328
Swap contracts	(13,299,605)
Foreign currency	868,146
Forward foreign currency exchange contracts	11,097,163
Net change in unrealized appreciation (depreciation)	$116,794,723
Net realized and unrealized gain	$ 73,552,032
Net increase in net assets from operations	$131,674,422

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 58,122,390	$ 99,810,647
Net realized loss	(43,242,691)	(147,804,197)
Net change in unrealized appreciation (depreciation)	116,794,723	191,096,394
Net increase in net assets from operations	$ 131,674,422	$ 143,102,844
Distributions to shareholders:
Class A	$ (8,221,994)	$ (10,176,611)
Class C	(175,661)	(392,475)
Class I	(29,881,618)	(37,085,496)
Class R	(40,321)	(58,629)
Class R6	(23,171,574)	(26,464,279)
Total distributions to shareholders	$ (61,491,168)	$ (74,177,490)
Transactions in shares of beneficial interest:
Class A	$ 30,409,511	$ 97,209,145
Class C	(614,943)	(3,108,752)
Class I	21,312,197	33,594,093
Class R	(191,238)	43,276
Class R6	(13,290,133)	88,926,661
Net increase in net assets from Fund share transactions	$ 37,625,394	$ 216,664,423
Net increase in net assets	$ 107,808,648	$ 285,589,777
Net Assets
At beginning of period	$ 1,806,327,903	$ 1,520,738,126
At end of period	$1,914,136,551	$1,806,327,903

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.910	$ 9.480	$ 10.450	$ 10.450	$ 10.250	$ 9.510
Income (Loss) From Operations
Net investment income(1)	$ 0.305	$ 0.559	$ 0.531	$ 0.524	$ 0.549	$ 0.564
Net realized and unrealized gain (loss)	0.399	0.298	(1.038)	0.049	0.066	0.176
Total income (loss) from operations	$ 0.704	$ 0.857	$ (0.507)	$ 0.573	$ 0.615	$ 0.740
Less Distributions
From net investment income	$ (0.314)	$ (0.427)	$ (0.463)	$ (0.573)	$ (0.415)	$ —
Total distributions	$ (0.314)	$ (0.427)	$ (0.463)	$ (0.573)	$ (0.415)	$ —
Net asset value — End of period	$ 10.300	$ 9.910	$ 9.480	$ 10.450	$ 10.450	$ 10.250
Total Return(2)(3)	7.34% (4)	9.16%	(5.02)%	5.52%	6.15%	7.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$299,431	$258,776	$151,818	$676,641	$758,795	$789,497
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)(6)	2.23% (7)(8)	1.99% (8)	1.51% (8)	1.46%	1.44%	1.57%
Net investment income	6.06% (7)	5.69%	5.31%	5.03%	5.35%	5.70%
Portfolio Turnover of the Portfolio	100% (4)	56%	94%	82%	80%	71%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.11%, 0.11%, 0.15% and 0.18% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.94%, 0.67%, 0.16%, 0.11%, 0.09% and 0.22% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.640	$ 9.230	$10.180	$ 10.150	$ 9.930	$ 9.270
Income (Loss) From Operations
Net investment income(1)	$ 0.261	$ 0.482	$ 0.495	$ 0.441	$ 0.468	$ 0.453
Net realized and unrealized gain (loss)	0.388	0.281	(1.059)	0.043	0.056	0.207
Total income (loss) from operations	$ 0.649	$ 0.763	$ (0.564)	$ 0.484	$ 0.524	$ 0.660
Less Distributions
From net investment income	$ (0.219)	$ (0.353)	$ (0.386)	$ (0.454)	$ (0.304)	$ —
Total distributions	$ (0.219)	$(0.353)	$ (0.386)	$ (0.454)	$ (0.304)	$ —
Net asset value — End of period	$10.070	$ 9.640	$ 9.230	$10.180	$10.150	$ 9.930
Total Return(2)(3)	6.93% (4)	8.31%	(5.69)%	4.85%	5.29%	7.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 8,016	$ 8,278	$10,906	$ 14,020	$ 20,894	$30,108
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)(6)	2.98% (7)(8)	2.71% (8)	2.21% (8)	2.16%	2.14%	2.29%
Net investment income	5.31% (7)	5.05%	5.16%	4.33%	4.69%	4.80%
Portfolio Turnover of the Portfolio	100% (4)	56%	94%	82%	80%	71%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.11%, 0.11%, 0.15% and 0.18% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.94%, 0.67%, 0.16%, 0.11%, 0.09% and 0.24% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.060	$ 9.640	$ 10.620	$ 10.610	$ 10.390	$ 9.610
Income (Loss) From Operations
Net investment income(1)	$ 0.321	$ 0.593	$ 0.619	$ 0.565	$ 0.592	$ 0.570
Net realized and unrealized gain (loss)	0.410	0.288	(1.099)	0.047	0.062	0.216
Total income (loss) from operations	$ 0.731	$ 0.881	$ (0.480)	$ 0.612	$ 0.654	$ 0.786
Less Distributions
From net investment income	$ (0.341)	$ (0.461)	$ (0.500)	$ (0.602)	$ (0.434)	$ (0.006)
Total distributions	$ (0.341)	$ (0.461)	$ (0.500)	$ (0.602)	$ (0.434)	$ (0.006)
Net asset value — End of period	$ 10.450	$ 10.060	$ 9.640	$ 10.620	$ 10.610	$ 10.390
Total Return(2)(3)	7.51% (4)	9.39%	(4.79)%	5.93%	6.36%	8.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$926,769	$870,694	$803,281	$836,706	$1,293,211	$2,075,104
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)(6)	1.98% (7)(8)	1.71% (8)	1.21% (8)	1.16%	1.14%	1.29%
Net investment income	6.30% (7)	5.96%	6.22%	5.35%	5.70%	5.81%
Portfolio Turnover of the Portfolio	100% (4)	56%	94%	82%	80%	71%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.11%, 0.11%, 0.15% and 0.18% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.94%, 0.67%, 0.16%, 0.11%, 0.09% and 0.24% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.760	$ 9.360	$10.330	$ 10.330	$ 10.120	$ 9.410
Income (Loss) From Operations
Net investment income(1)	$ 0.287	$ 0.530	$ 0.554	$ 0.497	$ 0.526	$ 0.515
Net realized and unrealized gain (loss)	0.393	0.284	(1.073)	0.055	0.064	0.195
Total income (loss) from operations	$ 0.680	$ 0.814	$ (0.519)	$ 0.552	$ 0.590	$ 0.710
Less Distributions
From net investment income	$ (0.290)	$ (0.414)	$ (0.451)	$ (0.552)	$ (0.380)	$ —
Total distributions	$ (0.290)	$(0.414)	$ (0.451)	$ (0.552)	$ (0.380)	$ —
Net asset value — End of period	$10.150	$ 9.760	$ 9.360	$10.330	$10.330	$10.120
Total Return(2)(3)	7.19% (4)	8.91%	(5.29)%	5.36%	5.97%	7.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,306	$ 1,441	$ 1,340	$ 1,398	$ 1,506	$ 1,566
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)(6)	2.48% (7)(8)	2.21% (8)	1.71% (8)	1.66%	1.64%	1.79%
Net investment income	5.81% (7)	5.48%	5.71%	4.82%	5.18%	5.35%
Portfolio Turnover of the Portfolio	100% (4)	56%	94%	82%	80%	71%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.11%, 0.11%, 0.15% and 0.18% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.94%, 0.67%, 0.16%, 0.11%, 0.09% and 0.24% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.050	$ 9.630	$ 10.630	$ 10.620	$ 10.410	$ 9.640
Income (Loss) From Operations
Net investment income(1)	$ 0.322	$ 0.595	$ 0.619	$ 0.567	$ 0.576	$ 0.579
Net realized and unrealized gain (loss)	0.417	0.295	(1.104)	0.057	0.079	0.207
Total income (loss) from operations	$ 0.739	$ 0.890	$ (0.485)	$ 0.624	$ 0.655	$ 0.786
Less Distributions
From net investment income	$ (0.349)	$ (0.470)	$ (0.515)	$ (0.614)	$ (0.445)	$ (0.016)
Total distributions	$ (0.349)	$ (0.470)	$ (0.515)	$ (0.614)	$ (0.445)	$ (0.016)
Net asset value — End of period	$ 10.440	$ 10.050	$ 9.630	$ 10.630	$ 10.620	$ 10.410
Total Return(2)(3)	7.40% (4)	9.60%	(4.84)%	5.94%	6.56%	8.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$678,615	$667,138	$553,393	$637,812	$699,477	$140,294
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)(6)	1.95% (7)(8)	1.68% (8)	1.18% (8)	1.13%	1.11%	1.26%
Net investment income	6.33% (7)	5.97%	6.20%	5.36%	5.53%	5.86%
Portfolio Turnover of the Portfolio	100% (4)	56%	94%	82%	80%	71%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.11%, 0.11%, 0.15% and 0.18% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.94%, 0.67%, 0.16%, 0.11%, 0.09% and 0.24% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (68.0% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Consolidated Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $166,060,960 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $35,614,689 are short-term and $130,446,271 are long-term.
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2024, the Fund incurred no investment adviser and administration fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.30%, 2.05%, 1.05%, 1.55% and 1.02% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, EVM was allocated $679,760 of the Fund’s operating expenses for the six months ended April 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $17,644 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $557 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024 in the amount of $880. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $338,114 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $29,937 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $1,718 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $9,979 and $1,718 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $107,328,985 and $129,956,418, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	4,438,851	$ 45,870,211	11,588,829	$ 111,848,668
Issued to shareholders electing to receive payments of distributions in Fund shares	822,420	8,133,738	1,066,399	10,056,139
Redemptions	(2,306,224)	(23,594,438)	(2,537,454)	(24,695,662)
Net increase	2,955,047	$ 30,409,511	10,117,774	$ 97,209,145

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	112,567	$ 1,115,924	104,536	$ 989,341
Issued to shareholders electing to receive payments of distributions in Fund shares	18,093	175,497	42,411	391,875
Redemptions	(193,688)	(1,906,364)	(469,383)	(4,489,968)
Net decrease	(63,028)	$ (614,943)	(322,436)	$ (3,108,752)
Class I
Sales	15,586,253	$ 159,150,815	36,991,589	$ 369,797,271
Issued to shareholders electing to receive payments of distributions in Fund shares	2,596,195	26,039,831	3,259,856	31,164,219
Redemptions	(16,036,349)	(163,878,449)	(37,089,500)	(367,367,397)
Net increase	2,146,099	$ 21,312,197	3,161,945	$ 33,594,093
Class R
Sales	9,995	$ 98,511	19,772	$ 191,706
Issued to shareholders electing to receive payments of distributions in Fund shares	4,131	40,321	6,297	58,629
Redemptions	(33,198)	(330,070)	(21,522)	(207,059)
Net increase (decrease)	(19,072)	$ (191,238)	4,547	$ 43,276
Class R6
Sales	7,619,735	$ 78,116,320	23,604,243	$ 235,246,715
Issued to shareholders electing to receive payments of distributions in Fund shares	793,518	7,943,119	1,216,876	11,621,165
Redemptions	(9,736,951)	(99,349,572)	(15,910,031)	(157,941,219)
Net increase (decrease)	(1,323,698)	$ (13,290,133)	8,911,088	$ 88,926,661

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 5.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(1)
Series 2770, Class SH, 1.656%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$564	$ 50,400
Series 4791, Class JI, 4.00%, 5/15/48	6,979	1,547,168
Federal National Mortgage Association:
Series 2023-54, Class C, 6.50%, 11/25/53(3)	7,070	7,204,805
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	8,871	1,601,086
Series 2010-109, Class PS, 1.156%, (6.486% - 30-day SOFR Average), 10/25/40(2)	1,227	74,360
Series 2018-21, Class IO, 3.00%, 4/25/48	7,857	1,368,191
Series 2018-58, Class BI, 4.00%, 8/25/48	1,293	270,945
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53(3)	7,070	7,174,437
Sereis 2023-151, Class GL, 6.50%, 10/20/53(3)	5,096	5,171,340
Series 2023-155, Class CH, 6.50%, 10/20/53(3)	19,303	19,598,919
Series 2023-165, Class EY, 6.50%, 11/20/53(3)	35,330	35,891,118
Series 2023-169, Class JW, 6.50%, 11/20/53(3)	3,600	3,661,321
Series 2024-1, Class GL, 6.00%, 1/20/54(3)	3,616	3,550,751
Series 2024-3, Class CY, 6.00%, 1/20/54(3)	1,516	1,488,716
Series 2024-6, Class CB, 6.00%, 1/20/54(3)	6,573	6,453,310
Series 2024-6, Class LB, 6.00%, 1/20/54(3)	1,288	1,264,258
Series 2024-25, Class GL, 6.00%, 2/20/54	2,208	2,159,703
PNMAC GMSR Issuer Trust, 2024 Participation, 11.068%, (30-day SOFR Average + 5.75%), 12/24/24(4)	6,442	6,492,847
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(5)(6)	45,442	40,571,833
Total Collateralized Mortgage Obligations (identified cost $173,319,804)		$ 145,595,508

Common Stocks — 7.6%
Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(7)	10,954,272	$ 7,844,031
		$ 7,844,031
Cyprus — 0.8%
Bank of Cyprus Holdings PLC	5,391,218	$ 21,526,972
Galaxy Cosmos Mezz PLC	48,440	40,544
Sunrisemezz PLC	272,828	99,435
		$ 21,666,951
Security	Shares	Value
Georgia — 1.0%
Bank of Georgia Group PLC	137,373	$ 9,198,365
Georgia Capital PLC(7)	579,892	9,852,457
TBC Bank Group PLC	217,683	9,391,732
		$ 28,442,554
Greece — 2.2%
Alpha Services and Holdings SA(7)	1,820,600	$ 3,074,297
Athens International Airport SA(7)	45,135	400,277
Cenergy Holdings SA	226,100	1,908,721
Eurobank Ergasias Services and Holdings SA, Class A(7)	3,074,700	6,577,540
Hellenic Telecommunications Organization SA	325,212	4,940,506
Ideal Holdings SA	45,400	302,426
JUMBO SA	203,438	6,331,520
Motor Oil (Hellas) Corinth Refineries SA	109,300	3,171,231
Mytilineos SA	145,257	5,893,093
National Bank of Greece SA(7)	837,127	6,736,963
OPAP SA	233,095	3,877,907
Optima bank SA(7)	186,213	2,112,823
Piraeus Financial Holdings SA(7)	3,371,096	13,504,448
Public Power Corp. SA(7)	186,100	2,221,371
Titan Cement International SA	7,468	236,387
		$ 61,289,510
Iceland — 0.2%
Arion Banki Hf.(5)	1,970,378	$ 2,000,916
Eik fasteignafelag Hf.	6,056,328	417,606
Eimskipafelag Islands Hf.	483,446	1,115,798
Hagar Hf.	1,926,423	1,020,598
Islandsbanki Hf.	1,104,783	813,167
Reginn Hf.(7)	2,864,793	456,331
Reitir fasteignafelag Hf.	1,754,792	937,141
Siminn Hf.	3,351,976	237,572
		$ 6,999,129
Poland — 2.3%
Alior Bank SA(7)	66,107	$ 1,684,094
Allegro.eu SA(5)(7)	417,704	3,482,025
AmRest Holdings SE(7)	56,376	365,292
Asseco Poland SA	40,317	792,350
Bank Millennium SA(7)	450,948	1,026,756
Bank Polska Kasa Opieki SA	140,796	5,828,996
Budimex SA	10,034	1,697,382
CCC SA(7)	38,148	884,267
CD Projekt SA	50,560	1,470,908
Cyfrowy Polsat SA(7)	196,985	485,455
Dino Polska SA(5)(7)	37,998	3,640,304

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Enea SA(7)	202,252	$ 421,942
Eurocash SA	61,718	207,492
Grupa Azoty SA(7)	34,078	184,065
Grupa Kety SA	7,490	1,552,037
Jastrzebska Spolka Weglowa SA(7)	41,170	309,944
KGHM Polska Miedz SA	102,976	3,540,278
KRUK SA	12,056	1,370,415
LPP SA	820	3,159,616
mBank SA(7)	11,202	1,881,249
Orange Polska SA	473,873	916,016
ORLEN SA	415,272	6,770,754
Pepco Group NV(7)(8)	125,339	590,943
PGE Polska Grupa Energetyczna SA(7)	704,333	1,049,804
Powszechna Kasa Oszczednosci Bank Polski SA	654,320	9,714,770
Powszechny Zaklad Ubezpieczen SA	487,100	6,130,586
Santander Bank Polska SA	26,855	3,680,020
Tauron Polska Energia SA(7)	791,900	568,361
Text SA	13,085	289,734
Warsaw Stock Exchange	20,509	227,140
XTB SA(5)	38,845	607,070
		$ 64,530,065
United Kingdom — 0.0%(9)
Tesnik Cuatro Ltd.(10)	584,285	$ 367,399
		$ 367,399
Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC(7)	488,725	$ 1,755,786
Duc Giang Chemicals JSC	238,600	1,113,603
FPT Corp.	1,500,675	7,801,532
FPT Digital Retail JSC	85,200	539,628
Gemadept Corp.	193,900	641,760
Hoa Phat Group JSC(7)	1,781,421	1,994,361
KIDO Group Corp.	42,590	104,848
Masan Group Corp.(7)	167,040	441,156
Mobile World Investment Corp.	1,186,200	2,558,630
Phu Nhuan Jewelry JSC	525,166	2,024,400
Refrigeration Electrical Engineering Corp.	642,424	1,668,098
SSI Securities Corp.	280,688	388,594
Vietnam Dairy Products JSC	389,696	998,049
Vingroup JSC(7)	513,852	898,687
		$ 22,929,132
Total Common Stocks (identified cost $175,412,499)		$ 214,068,771

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
China — 0.0%(9)
Sunac China Holdings Ltd., 1.00%, 9/30/32(8)(11)	USD	900	$ 49,498
			$ 49,498
India — 0.2%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(8)	USD	4,605	$ 4,514,558
			$ 4,514,558
Total Convertible Bonds (identified cost $5,400,052)			$ 4,564,056

Foreign Corporate Bonds — 5.4%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.0%(9)
Coruripe Netherlands BV:
10.00%, 2/10/27(5)	USD	357	$ 319,258
10.00%, 2/10/27(8)	USD	882	788,754
			$ 1,108,012
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(12)	USD	2,385	$ 119,250
Shimao Group Holdings Ltd., 5.60%, 7/15/26(8)(12)	USD	7,800	273,000
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(8)(11)	USD	746	78,346
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(8)(11)	USD	747	72,965
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(8)(11)	USD	1,496	119,675
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(8)(11)	USD	2,247	167,530
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(8)(11)	USD	2,249	149,019
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(8)(11)	USD	1,058	58,183
Times China Holdings Ltd.:
5.55%, 6/4/24(8)(12)	USD	6,284	162,756
6.75%, 7/16/23(8)(12)	USD	4,471	100,598
			$ 1,301,322

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Georgia — 1.1%
Bank of Georgia JSC:
9.50% to 7/16/29(5)(13)(14)	USD	480	$ 476,558
9.50% to 7/16/29(8)(13)(14)	USD	20,790	20,640,936
TBC Bank JSC, 10.25% to 7/30/29(8)(13)(14)	USD	11,120	11,110,878
			$ 32,228,372
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(8)(14)	EUR	3,382	$ 3,809,821
			$ 3,809,821
Iceland — 0.0%
Wow Air Hf.:
0.00% (10)(12)(13)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(10)(12)(13)	EUR	5,500	0
			$ 0
India — 0.0%(9)
Vedanta Resources Finance II PLC, 13.875%, 1/21/27(8)	USD	1,041	$ 976,129
			$ 976,129
Kazakhstan — 0.8%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	10,204,000	$ 22,820,155
			$ 22,820,155
Mexico — 0.1%
Alpha Holding SA de CV:
9.00%, 2/10/25(8)(12)	USD	5,542	$ 83,135
10.00%, 12/19/22(8)(12)	USD	2,697	40,453
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(5)	USD	2,068	1,706,100
			$ 1,829,688
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(8)	USD	2,262	$ 1,853,935
			$ 1,853,935
Paraguay — 0.5%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	86,780,460	$ 12,540,037
			$ 12,540,037
Security	Principal Amount (000's omitted)		Value
Saint Lucia — 0.0%(9)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash and 1.50% PIK), 5/25/27	USD	1	$ 532
			$ 532
Supranational — 0.4%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(8)	USD	8,700	$ 8,700,687
17.35%, 3/1/27(8)	USD	3,200	3,149,165
			$ 11,849,852
Tunisia — 0.0%(9)
Tunisian Republic, 3.28%, 8/9/27	JPY	100,000	$ 431,945
			$ 431,945
United Arab Emirates — 1.3%
Abu Dhabi Developmental Holding Co. PJSC, 5.50%, 5/8/34(5)	USD	36,338	$ 36,158,854
			$ 36,158,854
Uzbekistan — 0.7%
International Finance Corp., 16.00%, 2/21/25	UZS	25,000,000	$ 1,960,361
Ipoteka-Bank ATIB, 20.50%, 4/25/27(8)	UZS	228,330,000	18,106,814
			$ 20,067,175
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(8)(12)	USD	8,079	$ 1,009,907
6.00%, 5/16/24(8)(12)	USD	3,960	495,000
6.00%, 11/15/26(8)(12)	USD	3,960	495,990
8.50%, 10/27/20(8)(12)	USD	2,736	2,158,899
9.00%, 11/17/21(8)(12)	USD	3,960	529,988
9.75%, 5/17/35(8)(12)	USD	3,960	601,920
12.75%, 2/17/22(8)(12)	USD	3,940	608,792
			$ 5,900,496
Total Foreign Corporate Bonds (identified cost $184,490,686)			$ 152,876,325

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 1.9%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(8)(10)(15)	UZS	316,179,530	$ 26,935,425
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(8)(10)(15)	UZS	331,541,810	27,203,861
Total Loan Participation Notes (identified cost $56,417,884)			$ 54,139,286

Reinsurance Side Cars — 1.5%
Security	Shares	Value
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(5)(10)(16)(17)	326,007	$ 93,564
Series 2022A, 0.00%, 3/20/26(5)(10)(16)(17)	230,974	133,411
Series 2022B, 0.00%, 3/20/26(5)(10)(16)(17)	463,327	263,123
Series 2024A, 0.00%, 3/17/28(5)(10)(16)(17)	13,000,000	13,417,300
Mt. Logan Re Ltd., Series A-1(7)(10)(17)(18)	8,600	11,815,016
PartnerRe ILS Fund SAC Ltd.(10)(17)(18)	13,000,000	13,449,800
Sussex Capital Ltd.:
Designated Investment Series 14(7)(10)(17)(18)	1,114	24,047
Designated Investment Series 14(7)(10)(17)(18)	1,081	305,880
Series 14, Preference Shares(10)(17)(18)	1,466	1,864,819
Total Reinsurance Side Cars (identified cost $38,845,800)		$ 41,366,960

Senior Floating-Rate Loans — 0.6%(19)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(9)
Desa LLC, Term Loan, 2.50%, 6/30/24(10)(20)	$426	$ 407,885
		$ 407,885
Tanzania — 0.6%
Tanzania, Term Loan, 10.696%, (SOFR + 5.45%), 2/27/31	$16,200	$ 16,159,500
		$ 16,159,500
Total Senior Floating-Rate Loans (identified cost $16,621,974)		$ 16,567,385

Sovereign Government Bonds — 51.5%
Security	Principal Amount (000's omitted)		Value
Albania — 2.1%
Albania Government International Bonds:
3.50%, 6/16/27(8)	EUR	304	$ 314,978
3.50%, 11/23/31(8)	EUR	9,744	9,372,649
5.90%, 6/9/28(8)	EUR	39,296	43,234,654
Albanian Government Bonds, 5.25%, 1/26/29	ALL	506,700	5,452,717
			$ 58,374,998
Angola — 1.7%
Angola Government International Bonds:
8.75%, 4/14/32(8)	USD	17,010	$ 15,433,853
9.125%, 11/26/49(8)	USD	18,421	15,373,614
9.375%, 5/8/48(8)	USD	20,954	17,871,038
			$ 48,678,505
Argentina — 0.3%
Bonos Para La Reconstruccion De Una Argentina Libre:
0.00%, 6/30/25	USD	5,449	$ 5,030,271
3.00%, 5/31/26	USD	5,535	4,360,425
			$ 9,390,696
Armenia — 2.0%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	592,250	$ 1,512,674
9.25%, 4/29/28	AMD	5,316,340	13,531,966
9.60%, 10/29/33	AMD	12,278,380	31,673,475
9.75%, 10/29/50	AMD	1,586,875	4,132,307
9.75%, 10/29/52	AMD	1,720,950	4,474,681
			$ 55,325,103
Bahamas — 0.5%
Bahamas Government International Bonds:
6.00%, 11/21/28(8)	USD	8,125	$ 7,266,685
8.95%, 10/15/32(8)	USD	6,418	6,191,606
			$ 13,458,291
Barbados — 0.2%
Barbados Government International Bonds, 6.50%, 10/1/29(8)	USD	7,111	$ 6,734,117
			$ 6,734,117

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Benin — 2.7%
Benin Government International Bonds:
4.875%, 1/19/32(8)	EUR	19,208	$ 17,420,383
4.95%, 1/22/35(8)	EUR	24,515	21,198,887
6.875%, 1/19/52(8)	EUR	37,044	32,262,596
7.96%, 2/13/38(8)	USD	4,920	4,651,122
			$ 75,532,988
Cameroon — 0.5%
Republic of Cameroon International Bonds, 5.95%, 7/7/32(8)	EUR	15,891	$ 13,325,358
			$ 13,325,358
China — 1.4%
China Government Bonds:
2.67%, 11/25/33	CNY	141,300	$ 20,024,801
3.00%, 10/15/53	CNY	120,500	18,238,412
			$ 38,263,213
Colombia — 1.2%
Titulos De Tesoreria B:
6.25%, 7/9/36	COP	46,839,800	$ 8,313,580
9.25%, 5/28/42	COP	118,815,500	25,919,769
			$ 34,233,349
Dominican Republic — 3.4%
Dominican Republic Bonds:
8.00%, 1/15/27(8)	DOP	128,350	$ 2,046,111
8.00%, 2/12/27(8)	DOP	621,240	9,910,058
11.25%, 9/15/35(5)	DOP	289,800	5,234,277
11.25%, 9/15/35(8)	DOP	116,200	2,098,768
12.00%, 8/8/25(5)	DOP	535,040	9,312,346
12.75%, 9/23/29(5)	DOP	1,010,500	19,578,961
13.00%, 6/10/34(8)	DOP	402,900	8,247,365
13.625%, 2/3/33(8)	DOP	45,000	919,211
13.625%, 2/3/33(5)	DOP	827,650	16,906,335
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(8)	DOP	46,050	741,295
12.00%, 10/3/25(5)	DOP	379,500	6,619,342
13.00%, 12/5/25(5)	DOP	497,230	8,738,471
13.00%, 1/30/26(5)	DOP	342,670	6,045,362
			$ 96,397,902
Security	Principal Amount (000's omitted)		Value
Ecuador — 2.2%
Ecuador Government International Bonds:
0.00%, 7/31/30(8)	USD	57,236	$ 31,327,514
2.50% to 7/31/24, 7/31/40(8)(21)	USD	296	123,504
2.50% to 7/31/24, 7/31/40(8)(21)	USD	2,242	934,830
2.50% to 7/31/24, 7/31/40(8)(21)	USD	3,486	1,453,546
2.50% to 7/31/24, 7/31/40(8)(21)	USD	5,975	3,070,960
3.50% to 7/31/24, 7/31/35(8)(21)	USD	26,353	14,539,236
6.00% to 7/31/24, 7/31/30(8)(21)	USD	14,347	10,127,069
			$ 61,576,659
El Salvador — 0.9%
El Salvador Government International Bonds:
6.375%, 1/18/27(8)	USD	6,520	$ 5,804,530
7.625%, 2/1/41(8)	USD	7,942	5,491,401
7.65%, 6/15/35(8)	USD	534	387,002
8.25%, 4/10/32(8)	USD	17,250	13,881,353
			$ 25,564,286
Ethiopia — 1.6%
Ethiopia International Bonds, 6.625%, 12/11/24(8)(12)	USD	65,040	$ 46,065,230
			$ 46,065,230
Ghana — 2.0%
Ghana Government International Bonds:
6.375%, 2/11/27(8)(12)	USD	7,300	$ 3,534,470
7.625%, 5/16/29(8)(12)	USD	20,259	9,870,185
7.75%, 4/7/29(8)(12)	USD	10,826	5,281,572
7.875%, 3/26/27(8)(12)	USD	2,904	1,419,275
7.875%, 2/11/35(8)(12)	USD	7,615	3,712,313
8.125%, 1/18/26(8)(12)	USD	5,386	2,706,040
8.125%, 3/26/32(8)(12)	USD	12,023	5,858,387
8.625%, 4/7/34(8)(12)	USD	13,204	6,456,756
8.627%, 6/16/49(8)(12)	USD	8,126	3,865,985
8.75%, 3/11/61(8)(12)	USD	13,017	6,334,398
8.875%, 5/7/42(8)(12)	USD	6,584	3,196,598
8.95%, 3/26/51(8)(12)	USD	9,370	4,552,667
			$ 56,788,646
Greece — 0.1%
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	579,743	$ 1,732,364
			$ 1,732,364

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Iceland — 1.9%
Republic of Iceland:
4.50%, 2/17/42	ISK	5,322,180	$ 30,247,752
6.50%, 1/24/31	ISK	1,273,622	8,684,797
7.00%, 9/17/35	ISK	2,076,207	14,826,879
			$ 53,759,428
Indonesia — 1.3%
Indonesia Treasury Bonds:
7.125%, 6/15/42	IDR	101,384,000	$ 6,166,948
7.125%, 6/15/43	IDR	464,841,000	28,498,956
7.375%, 5/15/48	IDR	36,392,000	2,290,838
			$ 36,956,742
Ivory Coast — 1.2%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(8)	EUR	21,739	$ 18,198,212
6.875%, 10/17/40(8)	EUR	6,307	5,652,622
8.25%, 1/30/37(8)	USD	10,877	10,425,604
			$ 34,276,438
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(8)	USD	4,016	$ 3,966,141
			$ 3,966,141
Kenya — 3.9%
Republic of Kenya Government International Bonds:
8.25%, 2/28/48(8)	USD	3,677	$ 3,105,815
9.75%, 2/16/31(8)	USD	53,560	53,760,850
Republic of Kenya Infrastructure Bonds, 18.461%, 8/9/32	KES	6,838,750	52,783,905
			$ 109,650,570
Montenegro — 0.7%
Montenegro Government International Bonds:
2.875%, 12/16/27(8)	EUR	4,040	$ 3,947,027
7.25%, 3/12/31(8)	USD	14,446	14,467,582
			$ 18,414,609
Nigeria — 0.0%(9)
Nigeria Government International Bonds, 8.25%, 9/28/51(8)	USD	1,404	$ 1,104,864
			$ 1,104,864
Security	Principal Amount (000's omitted)		Value
North Macedonia — 1.7%
North Macedonia Government International Bonds:
1.625%, 3/10/28(8)	EUR	24,292	$ 22,699,719
3.675%, 6/3/26(8)	EUR	2,343	2,437,248
6.96%, 3/13/27(8)	EUR	20,719	23,158,669
			$ 48,295,636
Panama — 1.0%
Panama Government International Bonds:
2.252%, 9/29/32	USD	6,997	$ 4,856,279
3.16%, 1/23/30	USD	14,293	11,678,450
7.50%, 3/1/31	USD	12,073	12,239,620
			$ 28,774,349
Paraguay — 0.8%
Paraguay Government Bonds, 7.90%, 2/9/31(5)	PYG	166,288,000	$ 22,968,354
			$ 22,968,354
Peru — 0.9%
Peru Government Bonds:
5.40%, 8/12/34	PEN	11,066	$ 2,542,245
6.15%, 8/12/32	PEN	5,374	1,348,672
6.35%, 8/12/28	PEN	28,346	7,673,733
7.30%, 8/12/33(5)(8)	PEN	49,689	13,303,013
			$ 24,867,663
Serbia — 5.4%
Serbia International Bonds:
1.50%, 6/26/29(8)	EUR	15,362	$ 13,760,667
1.65%, 3/3/33(8)	EUR	9,131	7,218,143
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	4,306,760	35,867,199
7.00%, 10/26/31	RSD	9,588,280	93,449,241
			$ 150,295,250
Sri Lanka — 2.0%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(8)(12)	USD	9,753	$ 5,569,323
6.20%, 5/11/27(8)(12)	USD	14,900	8,495,492
6.35%, 6/28/24(8)(12)	USD	8,675	4,924,263
6.75%, 4/18/28(8)(12)	USD	1,800	1,026,637
6.825%, 7/18/26(8)(12)	USD	38,017	21,775,658
6.85%, 3/14/24(8)(12)	USD	4,733	2,702,718
6.85%, 11/3/25(8)(12)	USD	20,479	11,738,743
			$ 56,232,834

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname — 2.6%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(5)	USD	33,349	$ 25,128,471
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(5)	USD	50,231	46,639,858
			$ 71,768,329
Tajikistan — 0.0%(9)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(8)	USD	841	$ 777,925
			$ 777,925
Tunisia — 0.7%
Tunisian Republic:
3.50%, 2/3/33	JPY	800,000	$ 3,025,598
4.20%, 3/17/31	JPY	60,000	234,537
5.75%, 1/30/25(8)	USD	5,665	5,343,228
6.375%, 7/15/26(8)	EUR	12,019	10,775,389
			$ 19,378,752
Ukraine — 0.5%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	59,167	$ 1,181,700
19.19%, 9/30/26	UAH	77,738	1,524,718
Ukraine Government International Bonds:
4.375%, 1/27/32(8)(12)	EUR	759	198,613
6.876%, 5/21/31(8)(12)	USD	357	90,366
7.253%, 3/15/35(8)(12)	USD	21,719	5,436,961
7.375%, 9/25/34(8)(12)	USD	4,200	1,055,250
7.75%, 9/1/25(8)(12)	USD	178	56,695
7.75%, 9/1/26(8)(12)	USD	717	211,090
7.75%, 9/1/29(8)(12)	USD	4,322	1,233,110
9.75%, 11/1/30(8)(12)	USD	12,666	3,903,028
			$ 14,891,531
Uruguay — 1.7%
Uruguay Government Bonds:
3.875%, 7/2/40(22)	UYU	623,178	$ 17,572,788
8.25%, 5/21/31	UYU	10,704	266,296
9.75%, 7/20/33	UYU	1,130,374	30,749,327
			$ 48,588,411
Uzbekistan — 1.1%
Republic of Uzbekistan Bonds:
14.00%, 7/19/24(8)	UZS	4,180,000	$ 328,453
Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Republic of Uzbekistan Bonds: (continued)
16.25%, 10/12/26(8)	UZS	367,300,000	$ 29,250,374
			$ 29,578,827
Venezuela — 0.5%
Venezuela Government International Bonds:
6.00%, 12/9/20(8)(12)	USD	6,031	$ 980,210
7.00%, 3/31/38(8)(12)	USD	4,698	808,713
7.65%, 4/21/25(8)(12)	USD	11,631	2,125,744
7.75%, 10/13/19(8)(12)	USD	1,608	277,246
8.25%, 10/13/24(8)(12)	USD	13,055	2,405,016
9.00%, 5/7/23(8)(12)	USD	3,806	750,897
9.25%, 9/15/27(12)	USD	14,820	3,183,336
9.25%, 5/7/28(8)(12)	USD	11,235	2,226,730
9.375%, 1/13/34(12)	USD	1,557	323,086
11.75%, 10/21/26(8)(12)	USD	1,997	433,844
11.95%, 8/5/31(8)(12)	USD	3,851	834,900
12.75%, 8/23/22(8)(12)	USD	1,882	404,801
			$ 14,754,523
Zambia — 0.7%
Zambia Government International Bonds:
5.375%, 9/20/22(8)(12)	USD	5,132	$ 3,398,257
8.50%, 4/14/24(8)(12)	USD	14,633	10,784,009
8.97%, 7/30/27(8)(12)	USD	5,424	3,988,050
			$ 18,170,316
Total Sovereign Government Bonds (identified cost $1,395,098,107)			$1,448,913,197

Sovereign Loans — 3.1%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 9.623%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	4,524	$ 5,383,266
			$ 5,383,266
Kenya — 0.1%
Government of Kenya, Term Loan, 12.062%, (6 mo. SOFR + 6.45%), 6/29/25(4)	USD	3,947	$ 3,968,241
			$ 3,968,241

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 2.8%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(4)	USD	76,489	$ 78,213,866
			$ 78,213,866
Total Sovereign Loans (identified cost $85,735,387)			$ 87,565,373

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(23)(24) Series 2018-3, Class A, 2.876%, 5/24/44(5)(6)	$100,454	$ 5,733,898
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $21,126,688)		$ 5,733,898

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(7)(10)	5,728,000	$ 0
Alpha Holding SA, Escrow Certificates(7)(10)	11,758,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 18.5%
Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(25)	36,275,308	$ 36,275,308
Total Affiliated Fund (identified cost $36,275,308)		$ 36,275,308

Repurchase Agreements — 3.2%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 4/10/24 with an interest rate of 2.00%, collateralized by USD 2,000,000 Pakistan Government International Bonds, 6.875%, due 12/5/27 and a market value, including accrued interest, of $2,055,764(26)	USD	1,788	$ 1,787,500
Barclays Bank PLC:
Dated 12/15/23 with an interest rate of 4.95%, collateralized by USD 3,649,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,931,249(26)	USD	3,152	3,151,824
Dated 1/3/24 with an interest rate of 2.60%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,112,540(26)	EUR	3,086	3,293,648
Dated 1/3/24 with an interest rate of 2.75%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,745,110(26)	EUR	1,751	1,868,134
Dated 1/3/24 with an interest rate of 3.10%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $5,817,034(26)	EUR	5,835	6,227,115
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 1,017,700,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $48,920,533(26)	MXN	917,505	53,558,961
Nomura International PLC:
Dated 12/18/23 with an interest rate of 4.75%, collateralized by USD 4,379,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $3,517,659(26)	USD	3,787	3,786,918
Dated 12/18/23 with an interest rate of 4.85%, collateralized by USD 8,762,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $7,305,575(26)	USD	8,030	8,030,031
Dated 12/19/23 with an interest rate of 3.40%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,951,175(26)	USD	3,240	3,239,738
Dated 12/19/23 with an interest rate of 4.85%, collateralized by USD 5,066,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,223,926(26)	USD	4,646	4,646,234
Total Repurchase Agreements (identified cost $90,816,691)			$ 89,590,103

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 10.3%
Security	Principal Amount (000's omitted)		Value
Egypt — 8.0%
Egypt Treasury Bills:
0.00%, 5/7/24	EGP	331,700	$ 6,928,838
0.00%, 5/14/24	EGP	1,028,375	21,371,541
0.00%, 5/21/24	EGP	1,326,200	27,421,479
0.00%, 5/28/24	EGP	113,825	2,341,773
0.00%, 12/10/24	EGP	1,453,775	26,334,611
0.00%, 12/17/24	EGP	4,526,650	81,645,610
0.00%, 3/11/25	EGP	3,115,400	53,442,018
0.00%, 3/18/25	EGP	319,350	5,456,082
			$ 224,941,952
Nigeria — 2.3%
Nigeria OMO Bills:
0.00%, 6/4/24	NGN	7,299,524	$ 5,264,524
0.00%, 7/9/24	NGN	605,722	428,946
0.00%, 1/28/25	NGN	2,429,768	1,523,550
0.00%, 2/25/25	NGN	4,055,290	2,497,017
0.00%, 4/1/25	NGN	4,945,369	3,018,611
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	5,006,921	3,121,203
0.00%, 2/20/25	NGN	21,273,936	13,141,949
0.00%, 3/6/25	NGN	9,930,998	6,079,094
0.00%, 3/27/25	NGN	29,959,479	18,087,643
0.00%, 4/10/25	NGN	19,248,446	11,513,711
			$ 64,676,248
Total Sovereign Government Securities (identified cost $284,352,497)			$ 289,618,200

U.S. Treasury Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(27)	$23,546	$ 23,518,391
0.00%, 6/13/24(27)	18,427	18,311,235
0.00%, 6/20/24(27)	18,027	17,895,052
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 7/11/24(27)	$47,000	$ 46,512,891
Total U.S. Treasury Obligations (identified cost $106,241,718)		$ 106,237,569
Total Short-Term Investments (identified cost $517,686,214)		$ 521,721,180

Total Purchased Options — 0.1% (identified cost $5,477,105)	$ 1,809,347
Total Investments — 95.8% (identified cost $2,675,632,200)	$2,694,921,286
Total Written Options — (0.0)%(9) (premiums received $1,081,464)	$ (213,958)
Securities Sold Short — (6.0)%
Common Stocks — (1.5)%
Security	Shares	Value
New Zealand — (1.5)%
a2 Milk Co. Ltd.(7)	(685,400)	$ (2,699,806)
Air New Zealand Ltd.	(1,590,400)	(515,159)
Auckland International Airport Ltd.	(1,008,167)	(4,660,824)
Chorus Ltd.	(314,835)	(1,333,998)
Contact Energy Ltd.	(650,450)	(3,320,806)
EBOS Group Ltd.	(39,953)	(823,311)
Fisher & Paykel Healthcare Corp. Ltd.	(394,070)	(6,599,783)
Fletcher Building Ltd.	(766,350)	(1,715,256)
Freightways Group Ltd.	(62,218)	(307,652)
Goodman Property Trust	(767,200)	(1,028,948)
Infratil Ltd.	(645,000)	(4,141,378)
Kiwi Property Group Ltd.	(869,785)	(414,135)
Mainfreight Ltd.	(68,660)	(2,744,152)
Mercury NZ Ltd.	(572,315)	(2,147,821)
Meridian Energy Ltd.	(1,040,140)	(3,668,448)
Precinct Properties New Zealand Ltd.	(1,353,345)	(931,453)
Ryman Healthcare Ltd.(7)	(449,340)	(1,072,547)
SKYCITY Entertainment Group Ltd.	(489,400)	(512,883)
Spark New Zealand Ltd.	(1,609,900)	(4,524,066)
Total Common Stocks (proceeds $45,264,280)		$ (43,162,426)
Exchange-Traded Funds — (1.7)%

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United States — (1.7)%
iShares JPMorgan USD Emerging Markets Bond ETF	(541,669)	$ (47,206,453)
Total Exchange-Traded Funds (proceeds $48,480,651)		$ (47,206,453)
Sovereign Government Bonds — (2.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.2)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(8)	USD	(8,028)	$ (6,377,459)
			$ (6,377,459)
Azerbaijan — (0.4)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(8)	USD	(13,828)	$ (11,448,837)
			$ (11,448,837)
Mexico — (1.7)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(1,017,700)	$ (48,207,640)
			$ (48,207,640)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(8)	EUR	(10,844)	$ (10,495,881)
2.75%, 5/25/32(8)	EUR	(3,000)	(3,030,044)
			$ (13,525,925)
Total Sovereign Government Bonds (proceeds $81,457,132)			$ (79,559,861)
Total Securities Sold Short (proceeds $175,202,063)			$ (169,928,740)

Other Assets, Less Liabilities — 10.2%	$ 288,199,187
Net Assets — 100.0%	$2,812,977,775

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2024.
(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $311,899,159 or 11.1% of the Portfolio's net assets.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(7)	Non-income producing security.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $870,412,417 or 30.9% of the Portfolio's net assets.
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(16)	Quantity held represents principal in USD.
(17)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(18)	Restricted security (see Note 5).

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	Fixed-rate loan.
(21)	Step coupon security. Interest rate represents the rate in effect at April 30, 2024.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(24)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2024 of all interest only securities comprising the trust.
(25)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(26)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(27)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call BRL	Goldman Sachs International	USD	59,025,000	BRL	5.01	6/11/24	$ 126,314
Put USD vs. Call BRL	JPMorgan Chase Bank, N.A.	USD	50,105,000	BRL	5.01	6/11/24	107,976
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	412,850
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	220,619
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	213,714
Put USD vs. Call MXN	Citibank, N.A.	USD	35,400,000	MXN	17.02	5/17/24	213,958
Put USD vs. Call MXN	Standard Chartered Bank	USD	55,500,000	MXN	16.74	6/20/24	230,991
Put USD vs. Call MXN	Standard Chartered Bank	USD	20,300,000	MXN	16.82	7/2/24	121,820
Put USD vs. Call MXN	Standard Chartered Bank	USD	35,400,000	MXN	16.71	7/5/24	161,105
Total							$1,809,347
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Standard Chartered Bank	USD	35,400,000	MXN	17.02	5/17/24	$(213,958)
Total							$(213,958)
(1)	Amount is less than (0.05)%.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	7,252,470	PHP	414,000,000	5/17/24	$ 87,025
TWD	157,165,000	USD	4,826,357	5/29/24	(11,124)
COP	35,265,160,000	USD	8,851,586	6/20/24	72,021
COP	8,312,000,000	USD	2,095,043	6/20/24	8,251
EUR	2,140,000	USD	2,338,882	6/20/24	(50,526)
EUR	3,087,961	USD	3,374,943	6/20/24	(72,908)
EUR	5,860,367	USD	6,359,776	6/20/24	(93,138)
EUR	7,384,197	USD	8,013,463	6/20/24	(117,356)
EUR	8,398,820	USD	9,114,550	6/20/24	(133,481)
EUR	9,881,442	USD	10,723,518	6/20/24	(157,044)
EUR	9,919,625	USD	10,764,956	6/20/24	(157,651)
EUR	19,603,034	USD	21,273,565	6/20/24	(311,548)
EUR	30,797,832	USD	33,422,362	6/20/24	(489,465)
EUR	36,935,319	USD	40,082,873	6/20/24	(587,007)
EUR	69,800,000	USD	76,286,907	6/20/24	(1,648,011)
IDR	72,622,650,000	USD	4,474,028	6/20/24	(14,027)
IDR	199,633,874,289	USD	12,780,658	6/20/24	(520,469)
INR	13,023,901,264	USD	156,730,834	6/20/24	(996,253)
KRW	24,072,000,000	USD	17,329,456	6/20/24	79,432
KRW	4,891,790,000	USD	3,645,366	6/20/24	(107,620)
KRW	103,931,200,000	USD	79,601,118	6/20/24	(4,438,000)
PEN	1,100,000	USD	295,906	6/20/24	(3,880)
PEN	4,191,000	USD	1,125,705	6/20/24	(13,086)
PEN	9,359,000	USD	2,513,833	6/20/24	(29,222)
PEN	39,835,000	USD	10,659,050	6/20/24	(83,723)
PEN	44,838,000	USD	12,094,679	6/20/24	(191,165)
PEN	82,600,000	USD	22,331,428	6/20/24	(402,923)
TWD	271,000,000	USD	8,468,327	6/20/24	(158,120)
TWD	584,000,000	USD	18,164,852	6/20/24	(256,510)
USD	12,541,087	COP	49,546,700,000	6/20/24	3,634
USD	7,253,657	COP	28,708,160,000	6/20/24	(10,746)
USD	16,462,758	COP	65,257,550,000	6/20/24	(50,218)
USD	175,109,859	EUR	160,219,737	6/20/24	3,782,865
USD	76,286,907	EUR	69,800,000	6/20/24	1,648,011
USD	68,213,599	EUR	62,413,190	6/20/24	1,473,605
USD	65,166,449	EUR	59,625,149	6/20/24	1,407,778
USD	62,686,856	EUR	57,356,402	6/20/24	1,354,212
USD	59,587,953	EUR	54,521,009	6/20/24	1,287,267
USD	57,323,967	EUR	52,449,536	6/20/24	1,238,359
USD	50,952,659	EUR	46,620,000	6/20/24	1,100,720
USD	46,492,250	EUR	42,538,873	6/20/24	1,004,363
USD	36,319,157	EUR	33,230,829	6/20/24	784,596
USD	30,543,374	EUR	27,946,178	6/20/24	659,823
USD	21,424,855	EUR	19,603,034	6/20/24	462,837

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	16,387,440	EUR	14,993,967	6/20/24	$ 354,015
USD	15,547,699	EUR	14,225,631	6/20/24	335,874
USD	10,799,779	EUR	9,881,441	6/20/24	233,306
USD	8,561,194	EUR	7,833,210	6/20/24	184,946
USD	7,034,744	EUR	6,436,558	6/20/24	151,970
USD	3,696,308	EUR	3,382,000	6/20/24	79,851
USD	2,918,914	EUR	2,670,710	6/20/24	63,057
USD	2,875,867	EUR	2,631,323	6/20/24	62,127
USD	2,608,833	EUR	2,386,996	6/20/24	56,358
USD	2,196,610	EUR	2,009,826	6/20/24	47,453
USD	2,115,701	EUR	1,949,563	6/20/24	30,984
USD	1,302,262	EUR	1,200,000	6/20/24	19,071
USD	762,799	EUR	697,936	6/20/24	16,479
USD	868,273	EUR	800,091	6/20/24	12,716
USD	631,129	EUR	581,569	6/20/24	9,243
USD	380,893	EUR	348,505	6/20/24	8,228
USD	363,019	EUR	332,150	6/20/24	7,842
USD	209,277	EUR	191,481	6/20/24	4,521
USD	209,256	EUR	192,824	6/20/24	3,064
USD	67,765	EUR	62,443	6/20/24	992
USD	485,693	IDR	7,586,523,636	6/20/24	19,779
USD	32,338,843	PEN	119,146,000	6/20/24	708,169
USD	21,558,776	PEN	79,429,000	6/20/24	472,103
USD	23,444,232	PEN	86,716,065	6/20/24	423,001
USD	28,150,550	PEN	105,908,000	6/20/24	34,278
USD	47,833,298	PEN	180,714,199	6/20/24	(142,395)
USD	42,021,744	PEN	158,859,000	6/20/24	(151,868)
USD	11,143,442	PHP	636,870,000	6/20/24	128,297
BRL	15,092,039	USD	2,992,072	7/2/24	(102,843)
BRL	15,829,000	USD	3,139,304	7/2/24	(108,992)
BRL	23,744,000	USD	4,707,002	7/2/24	(161,437)
BRL	23,791,000	USD	4,716,880	7/2/24	(162,318)
BRL	25,643,961	USD	5,087,694	7/2/24	(178,399)
BRL	42,500,000	USD	8,435,552	7/2/24	(299,328)
BRL	48,563,000	USD	9,657,744	7/2/24	(360,816)
					$ 7,148,906

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	3,269,062,468	EUR	8,255,237	BNP Paribas	5/2/24	$ 102,936	$ —
HUF	3,321,061,473	EUR	8,372,459	UBS AG	5/2/24	119,609	—
CZK	340,176,151	EUR	13,412,088	Goldman Sachs International	5/6/24	117,744	—
CZK	336,923,849	EUR	13,283,530	HSBC Bank USA, N.A.	5/6/24	116,971	—
EUR	26,885,931	CZK	677,100,000	Societe Generale	5/6/24	—	(31,589)
USD	1,554,834	KES	215,111,315	Citibank, N.A.	5/6/24	—	(37,871)
EUR	5,714,237	USD	6,131,051	Barclays Bank PLC	5/10/24	—	(31,151)
EUR	641,457	USD	683,818	Citibank, N.A.	5/10/24	931	—
EUR	1,339,697	USD	1,456,324	UBS AG	5/10/24	—	(26,209)
USD	7,432,577	EUR	6,842,258	Bank of America, N.A.	5/10/24	128,525	—
USD	93,520	EUR	86,278	BNP Paribas	5/10/24	1,419	—
USD	2,686,725	EUR	2,520,616	Citibank, N.A.	5/10/24	—	(4,011)
USD	1,554,782	EUR	1,460,402	Citibank, N.A.	5/10/24	—	(4,185)
USD	5,327,082	EUR	5,004,325	Citibank, N.A.	5/10/24	—	(14,992)
USD	31,268	EUR	28,989	JPMorgan Chase Bank, N.A.	5/10/24	322	—
USD	14,634	EUR	13,571	JPMorgan Chase Bank, N.A.	5/10/24	147	—
USD	6,219,703	EUR	5,834,293	JPMorgan Chase Bank, N.A.	5/10/24	—	(8,356)
USD	1,898,069	EUR	1,772,569	Standard Chartered Bank	5/10/24	5,867	—
USD	5,975,747	EUR	5,576,185	UBS AG	5/10/24	23,216	—
USD	963,016	EUR	885,866	UBS AG	5/10/24	17,361	—
USD	1,735,216	EUR	1,626,914	UBS AG	5/10/24	—	(1,501)
USD	10,682,195	EUR	10,012,377	UBS AG	5/10/24	—	(5,933)
HUF	4,274,997,999	EUR	10,839,156	HSBC Bank USA, N.A.	5/13/24	76,640	—
HUF	8,004,266,938	EUR	20,426,865	JPMorgan Chase Bank, N.A.	5/13/24	2,321	—
HUF	4,093,087,887	EUR	10,367,628	UBS AG	5/13/24	84,375	—
ILS	111,378,125	USD	29,692,915	Bank of America, N.A.	5/13/24	88,019	—
ILS	102,821,875	USD	27,432,334	BNP Paribas	5/13/24	60,780	—
ISK	2,327,000,000	EUR	15,441,274	Citibank, N.A.	5/13/24	66,090	—
TRY	335,116,310	USD	9,983,882	Standard Chartered Bank	5/13/24	269,226	—
TRY	301,442,832	USD	8,982,278	Standard Chartered Bank	5/13/24	240,568	—
TRY	262,593,198	USD	7,811,291	Standard Chartered Bank	5/13/24	222,924	—
USD	58,062,942	ILS	214,200,000	JPMorgan Chase Bank, N.A.	5/13/24	788,893	—
USD	7,001,545	UZS	89,724,797,000	ICBC Standard Bank plc	5/14/24	—	(75,605)
UZS	37,765,034,000	USD	2,888,339	ICBC Standard Bank plc	5/14/24	90,423	—
UZS	26,151,403,000	USD	2,005,168	ICBC Standard Bank plc	5/14/24	57,555	—
UZS	25,808,360,000	USD	1,990,464	ICBC Standard Bank plc	5/14/24	45,201	—
HUF	4,744,006,690	EUR	12,128,000	UBS AG	5/15/24	—	(23,787)
EGP	292,565,127	USD	6,082,435	Goldman Sachs International	5/16/24	13,636	—
EUR	21,187	HUF	8,347,173	JPMorgan Chase Bank, N.A.	5/17/24	—	(117)
USD	38,267,216	PHP	2,183,980,000	Standard Chartered Bank	5/17/24	469,322	—
EGP	245,552,479	USD	4,970,698	HSBC Bank USA, N.A.	5/20/24	141,454	—
USD	12,682,390	KRW	17,668,670,544	Standard Chartered Bank	5/20/24	—	(91,910)
MXN	131,967,000	USD	7,760,596	Bank of America, N.A.	5/21/24	—	(79,103)
MXN	32,678,743	USD	1,924,303	Goldman Sachs International	5/21/24	—	(22,149)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	33,007,164	USD	1,943,549	Goldman Sachs International	5/21/24	$ —	$ (22,278)
MXN	100,174,000	USD	5,886,433	Goldman Sachs International	5/21/24	—	(55,536)
MXN	123,130,000	USD	7,238,212	Goldman Sachs International	5/21/24	—	(71,100)
MXN	127,447,093	USD	7,499,340	Goldman Sachs International	5/21/24	—	(80,940)
USD	20,870,549	MXN	355,271,000	Citibank, N.A.	5/21/24	191,047	—
USD	11,354,086	MXN	193,133,000	JPMorgan Chase Bank, N.A.	5/21/24	112,261	—
TRY	265,735,902	USD	7,800,659	Standard Chartered Bank	5/22/24	250,334	—
USD	9,328,439	PHP	537,458,000	Societe Generale	5/23/24	27,209	—
USD	18,468,220	PHP	1,062,542,000	Standard Chartered Bank	5/23/24	80,558	—
HUF	6,234,086,736	EUR	15,771,717	Bank of America, N.A.	5/29/24	123,529	—
HUF	6,233,720,009	EUR	15,765,246	BNP Paribas	5/29/24	129,444	—
TWD	954,235,000	USD	29,292,025	Standard Chartered Bank	5/29/24	—	(42,604)
HUF	3,434,643,973	EUR	8,737,107	BNP Paribas	6/3/24	12,697	—
HUF	3,155,479,968	EUR	8,023,087	Citibank, N.A.	6/3/24	15,809	—
PLN	106,000,000	EUR	24,473,530	Barclays Bank PLC	6/5/24	—	(30,211)
CZK	677,100,000	EUR	26,853,676	Societe Generale	6/6/24	32,794	—
BRL	164,647,000	USD	32,863,673	Goldman Sachs International	6/13/24	—	(1,275,001)
EGP	198,513,016	USD	4,315,500	Citibank, N.A.	6/13/24	—	(208,826)
EGP	198,843,585	USD	3,699,416	Standard Chartered Bank	6/13/24	414,097	—
USD	32,844,006	BRL	164,647,000	Goldman Sachs International	6/13/24	1,255,334	—
USD	10,353,220	EGP	397,356,601	Citibank, N.A.	6/13/24	2,133,034	—
KZT	2,500,499,000	USD	5,092,666	JPMorgan Chase Bank, N.A.	6/18/24	501,291	—
USD	4,951,483	KZT	2,500,499,000	ICBC Standard Bank plc	6/18/24	—	(642,474)
AUD	26,740,000	USD	17,522,588	BNP Paribas	6/20/24	—	(175,205)
AUD	61,500,000	USD	40,816,271	BNP Paribas	6/20/24	—	(918,587)
AUD	72,000,000	USD	47,764,728	Citibank, N.A.	6/20/24	—	(1,055,245)
AUD	29,975,670	USD	19,744,524	UBS AG	6/20/24	—	(298,023)
AUD	42,000,000	USD	27,634,530	UBS AG	6/20/24	—	(387,332)
CAD	5,738,800	USD	4,258,256	Bank of America, N.A.	6/20/24	—	(86,239)
CAD	19,147,100	USD	14,207,369	Bank of America, N.A.	6/20/24	—	(287,731)
CAD	6,746,000	USD	5,004,514	Goldman Sachs International	6/20/24	—	(100,279)
CAD	22,509,000	USD	16,698,282	Goldman Sachs International	6/20/24	—	(334,597)
CAD	8,433,000	USD	6,258,859	HSBC Bank USA, N.A.	6/20/24	—	(128,202)
CAD	28,136,000	USD	20,882,160	HSBC Bank USA, N.A.	6/20/24	—	(427,735)
CAD	4,216,000	USD	3,136,123	Standard Chartered Bank	6/20/24	—	(71,158)
CAD	14,069,000	USD	10,465,397	Standard Chartered Bank	6/20/24	—	(237,458)
CAD	6,746,200	USD	5,027,450	UBS AG	6/20/24	—	(123,070)
CAD	22,508,900	USD	16,774,240	UBS AG	6/20/24	—	(410,628)
CZK	144,760,000	EUR	5,724,212	Bank of America, N.A.	6/20/24	22,165	—
EUR	2,008,863	CZK	51,187,829	JPMorgan Chase Bank, N.A.	6/20/24	—	(24,141)
EUR	2,669,430	CZK	68,019,755	JPMorgan Chase Bank, N.A.	6/20/24	—	(32,079)
EUR	1,714,012	PLN	7,378,531	Citibank, N.A.	6/20/24	14,805	—
EUR	1,769,980	PLN	7,616,755	Goldman Sachs International	6/20/24	15,956	—
EUR	7,248,076	USD	7,786,997	JPMorgan Chase Bank, N.A.	6/20/24	—	(36,447)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	14,281,924	USD	15,342,965	JPMorgan Chase Bank, N.A.	6/20/24	$ —	$ (70,945)
ISK	1,073,125,968	EUR	7,118,580	Bank of America, N.A.	6/20/24	—	(8,928)
ISK	1,197,685,232	EUR	7,950,118	Bank of America, N.A.	6/20/24	—	(15,603)
ISK	1,940,746,312	EUR	12,905,615	Bank of America, N.A.	6/20/24	—	(50,017)
ISK	1,293,500,051	EUR	8,603,259	JPMorgan Chase Bank, N.A.	6/20/24	—	(35,172)
JPY	2,689,280,000	USD	18,225,666	Citibank, N.A.	6/20/24	—	(1,047,235)
JPY	4,083,457,667	USD	27,674,224	Citibank, N.A.	6/20/24	—	(1,590,142)
MXN	58,212,000	USD	3,398,124	Bank of America, N.A.	6/20/24	—	(25,894)
MXN	67,289,000	USD	3,945,168	Goldman Sachs International	6/20/24	—	(47,107)
MXN	55,522,300	USD	3,269,768	Goldman Sachs International	6/20/24	—	(53,354)
MXN	476,702,700	USD	28,073,537	Goldman Sachs International	6/20/24	—	(458,084)
MXN	27,397,000	USD	1,615,882	Societe Generale	6/20/24	—	(28,770)
MXN	44,939,700	USD	2,630,437	Standard Chartered Bank	6/20/24	—	(27,074)
MXN	44,900,000	USD	2,643,312	Standard Chartered Bank	6/20/24	—	(42,249)
MXN	386,110,300	USD	22,600,035	Standard Chartered Bank	6/20/24	—	(232,612)
MXN	386,100,000	USD	22,730,131	Standard Chartered Bank	6/20/24	—	(363,304)
MXN	8,311,538	USD	486,837	State Street Bank and Trust Company	6/20/24	—	(5,349)
MXN	58,788,000	USD	3,411,667	State Street Bank and Trust Company	6/20/24	—	(6,070)
MXN	10,044,046	USD	588,289	State Street Bank and Trust Company	6/20/24	—	(6,436)
MXN	68,328,000	USD	3,982,120	State Street Bank and Trust Company	6/20/24	—	(23,869)
MXN	65,617,000	USD	3,858,614	State Street Bank and Trust Company	6/20/24	—	(57,412)
MXN	587,057,000	USD	34,213,373	State Street Bank and Trust Company	6/20/24	—	(205,079)
NGN	495,390,017	USD	582,812	JPMorgan Chase Bank, N.A.	6/20/24	—	(227,311)
NZD	12,967,274	USD	8,006,112	Australia and New Zealand Banking Group Limited	6/20/24	—	(365,172)
NZD	45,180,000	USD	26,999,220	BNP Paribas	6/20/24	—	(376,996)
NZD	37,742,000	USD	22,623,593	BNP Paribas	6/20/24	—	(384,195)
NZD	60,483,200	USD	37,393,751	BNP Paribas	6/20/24	—	(1,754,147)
NZD	40,158,000	USD	24,089,061	JPMorgan Chase Bank, N.A.	6/20/24	—	(426,041)
PLN	112,694,442	EUR	25,731,675	Barclays Bank PLC	6/20/24	251,791	—
SEK	269,562,000	EUR	24,056,705	UBS AG	6/20/24	—	(1,210,930)
SGD	6,420,000	USD	4,780,788	Citibank, N.A.	6/20/24	—	(67,068)
SGD	19,000,000	USD	14,258,131	Citibank, N.A.	6/20/24	—	(307,871)
SGD	18,000,000	USD	13,506,112	Goldman Sachs International	6/20/24	—	(290,076)
SGD	19,000,000	USD	14,261,374	Goldman Sachs International	6/20/24	—	(311,114)
SGD	23,000,000	USD	17,256,035	Goldman Sachs International	6/20/24	—	(368,879)
SGD	50,599,700	USD	38,125,151	Goldman Sachs International	6/20/24	—	(973,626)
TRY	498,964,769	USD	14,015,937	Standard Chartered Bank	6/20/24	643,580	—
TRY	470,830,000	USD	13,839,097	Standard Chartered Bank	6/20/24	—	(6,176)
TWD	381,000,000	USD	11,904,783	Standard Chartered Bank	6/20/24	—	(221,429)
TWD	485,000,000	USD	15,158,171	Standard Chartered Bank	6/20/24	—	(285,661)
USD	21,459,033	AUD	32,633,000	BNP Paribas	6/20/24	288,609	—
USD	26,932,521	AUD	41,280,000	HSBC Bank USA, N.A.	6/20/24	152,417	—
USD	21,689,576	AUD	32,967,000	Standard Chartered Bank	6/20/24	302,472	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	21,370,954	CNH	153,000,000	BNP Paribas	6/20/24	$ 233,592	$ —
USD	4,469,742	CNH	32,000,000	BNP Paribas	6/20/24	48,856	—
USD	27,451,173	CNH	196,000,000	Citibank, N.A.	6/20/24	373,245	—
USD	25,970,708	CNH	185,420,000	Goldman Sachs International	6/20/24	354,436	—
USD	16,536,841	CNH	118,032,000	Goldman Sachs International	6/20/24	230,402	—
USD	21,787,773	CNH	156,000,000	HSBC Bank USA, N.A.	6/20/24	235,953	—
USD	4,469,287	CNH	32,000,000	HSBC Bank USA, N.A.	6/20/24	48,401	—
USD	37,588,889	CNH	269,000,000	JPMorgan Chase Bank, N.A.	6/20/24	425,815	—
USD	7,825,196	CNH	56,000,000	JPMorgan Chase Bank, N.A.	6/20/24	88,645	—
USD	12,093,456	CNH	87,828,000	Standard Chartered Bank	6/20/24	—	(40,219)
USD	99,733,480	CNH	713,687,700	UBS AG	6/20/24	1,135,602	—
USD	20,850,931	CNH	149,208,196	UBS AG	6/20/24	237,416	—
USD	3,292,491	JPY	485,822,045	Citibank, N.A.	6/20/24	189,184	—
USD	256,741	JPY	37,378,931	UBS AG	6/20/24	17,974	—
USD	18,568,359	MXN	308,840,000	Goldman Sachs International	6/20/24	677,215	—
USD	16,172,206	MXN	274,612,143	Goldman Sachs International	6/20/24	263,886	—
USD	597,628	MXN	10,148,025	Goldman Sachs International	6/20/24	9,752	—
USD	35,091,125	MXN	584,500,000	Standard Chartered Bank	6/20/24	1,230,959	—
USD	23,517,795	MYR	109,560,000	Barclays Bank PLC	6/20/24	595,805	—
USD	39,295,888	NZD	63,559,847	BNP Paribas	6/20/24	1,843,376	—
USD	4,000,079	NZD	6,470,000	BNP Paribas	6/20/24	187,644	—
USD	12,282,678	NZD	20,462,604	Citibank, N.A.	6/20/24	225,130	—
USD	10,573,961	NZD	17,617,396	Citibank, N.A.	6/20/24	192,946	—
USD	96,785,178	NZD	157,000,000	HSBC Bank USA, N.A.	6/20/24	4,273,244	—
USD	9,863,458	NZD	16,000,000	HSBC Bank USA, N.A.	6/20/24	435,490	—
USD	717,367	NZD	1,197,100	State Street Bank and Trust Company	6/20/24	11,978	—
USD	50,460,249	THB	1,779,505,000	Standard Chartered Bank	6/20/24	2,262,093	—
USD	2,836,600	THB	104,190,000	Standard Chartered Bank	6/20/24	14,598	—
USD	16,164,004	ZAR	307,745,665	Barclays Bank PLC	6/20/24	—	(123,728)
USD	7,708,866	ZAR	146,681,372	BNP Paribas	6/20/24	—	(54,385)
USD	10,085,747	ZAR	188,790,451	Goldman Sachs International	6/20/24	93,833	—
USD	10,135,544	ZAR	189,822,321	Goldman Sachs International	6/20/24	89,017	—
USD	49,236,263	ZAR	928,034,630	HSBC Bank USA, N.A.	6/20/24	119,147	—
USD	7,654,704	ZAR	145,638,303	HSBC Bank USA, N.A.	6/20/24	—	(53,342)
USD	21,568,787	ZAR	406,015,152	JPMorgan Chase Bank, N.A.	6/20/24	80,048	—
USD	12,975,547	ZAR	244,668,723	JPMorgan Chase Bank, N.A.	6/20/24	26,222	—
USD	12,967,381	ZAR	244,668,723	JPMorgan Chase Bank, N.A.	6/20/24	18,057	—
USD	40,570,462	ZAR	762,465,000	UBS AG	6/20/24	216,277	—
USD	15,080,079	ZAR	286,468,716	UBS AG	6/20/24	—	(81,551)
USD	23,708,739	ZAR	453,175,944	UBS AG	6/20/24	—	(276,029)
ZAR	10,459,354	USD	556,538	UBS AG	6/20/24	—	(2,967)
NGN	2,601,891,623	USD	3,153,808	Societe Generale	6/21/24	—	(1,287,315)
TRY	131,342,227	USD	3,885,896	Standard Chartered Bank	6/21/24	—	(31,081)
USD	3,740,848	TRY	131,342,227	Standard Chartered Bank	6/21/24	—	(113,967)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NGN	1,352,433,739	USD	1,591,111	Standard Chartered Bank	6/24/24	$ —	$ (621,972)
KZT	1,957,500,000	USD	3,828,851	Societe Generale	6/25/24	543,588	—
KZT	217,617,000	USD	442,311	Societe Generale	6/25/24	43,777	—
USD	4,244,131	KZT	2,175,117,000	ICBC Standard Bank plc	6/25/24	—	(614,396)
NGN	1,393,006,751	USD	1,591,111	Standard Chartered Bank	6/26/24	—	(593,613)
ILS	100,402,956	USD	26,831,362	Barclays Bank PLC	7/2/24	75,140	—
ILS	100,738,729	USD	26,946,296	Goldman Sachs International	7/2/24	50,187	—
USD	13,704,064	ILS	50,572,243	Bank of America, N.A.	7/2/24	151,453	—
USD	27,344,932	ILS	100,738,729	Barclays Bank PLC	7/2/24	348,448	—
USD	13,502,582	ILS	49,830,713	Goldman Sachs International	7/2/24	148,691	—
NGN	1,313,023,184	USD	1,475,319	Standard Chartered Bank	7/3/24	—	(537,445)
NGN	1,414,379,737	USD	1,571,533	Societe Generale	7/8/24	—	(562,899)
EGP	49,210,000	USD	994,141	HSBC Bank USA, N.A.	7/10/24	14,560	—
ILS	113,461,271	USD	30,393,312	Barclays Bank PLC	7/10/24	24,826	—
USD	30,947,356	ILS	113,461,271	Citibank, N.A.	7/10/24	529,219	—
USD	9,048,690	SAR	34,000,000	Standard Chartered Bank	7/15/24	—	(11,730)
PLN	144,535,181	EUR	33,110,591	Citibank, N.A.	7/19/24	147,927	—
PLN	95,856,308	EUR	21,904,506	UBS AG	7/19/24	156,536	—
UZS	75,753,887,244	USD	5,691,502	ICBC Standard Bank plc	7/22/24	157,766	—
UZS	82,952,605,575	USD	6,255,853	ICBC Standard Bank plc	7/22/24	149,258	—
ISK	2,592,013,830	EUR	17,063,949	Bank of America, N.A.	8/8/24	—	(15,983)
ISK	2,864,103,680	EUR	18,855,192	Bank of America, N.A.	8/8/24	—	(17,661)
USD	763,809	ZMW	20,852,000	Citibank, N.A.	8/26/24	27,394	—
UZS	21,633,982,210	USD	1,632,507	ICBC Standard Bank plc	8/26/24	3,724	—
ZMW	20,852,000	USD	820,952	Standard Chartered Bank	8/26/24	—	(84,536)
USD	36,365,894	OMR	14,010,800	Standard Chartered Bank	8/29/24	—	(12,681)
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(692,735)
UZS	78,826,461,000	USD	5,832,517	ICBC Standard Bank plc	8/30/24	178,574	—
UZS	54,219,745,000	USD	4,010,336	JPMorgan Chase Bank, N.A.	8/30/24	124,314	—
USD	874,322	AMD	348,679,825	Citibank, N.A.	9/6/24	—	(11,699)
EGP	2,209,540	USD	37,757	Citibank, N.A.	9/11/24	6,637	—
USD	52,039	EGP	2,209,540	Standard Chartered Bank	9/11/24	7,645	—
KZT	3,688,854,849	USD	7,073,547	Citibank, N.A.	9/16/24	1,021,120	—
KZT	2,362,387,916	USD	4,527,816	Citibank, N.A.	9/16/24	656,108	—
KZT	1,846,195,811	USD	3,536,774	Citibank, N.A.	9/16/24	514,440	—
KZT	1,844,427,424	USD	3,536,774	Citibank, N.A.	9/16/24	510,560	—
USD	1,213,868	AMD	493,134,000	Citibank, N.A.	9/16/24	—	(37,801)
USD	3,536,773	KZT	1,808,175,000	Citibank, N.A.	9/16/24	—	(431,010)
USD	7,073,549	KZT	3,589,826,000	Citibank, N.A.	9/16/24	—	(803,813)
USD	8,488,256	KZT	4,343,865,000	Citibank, N.A.	9/16/24	—	(1,043,737)
EGP	322,370,319	USD	6,947,636	HSBC Bank USA, N.A.	9/17/24	—	(482,172)
EGP	184,573,681	USD	3,770,657	ICBC Standard Bank plc	9/17/24	—	(68,845)
USD	12,532,608	EGP	506,944,000	Citibank, N.A.	9/17/24	2,365,331	—
KZT	1,835,586,000	USD	3,649,276	Citibank, N.A.	9/19/24	375,887	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,536,775	KZT	1,835,586,000	Citibank, N.A.	9/19/24	$ —	$ (488,388)
TRY	75,337,746	USD	2,070,930	Standard Chartered Bank	9/20/24	—	(71,857)
TRY	75,337,748	USD	2,071,636	Standard Chartered Bank	9/20/24	—	(72,564)
TRY	188,013,000	USD	5,127,202	Standard Chartered Bank	9/20/24	—	(138,314)
TRY	651,103,833	USD	17,777,187	Standard Chartered Bank	9/20/24	—	(500,276)
USD	16,999,396	TRY	651,103,833	Standard Chartered Bank	9/20/24	—	(277,515)
TRY	552,643,974	USD	14,015,825	Standard Chartered Bank	9/23/24	598,957	—
TRY	517,381,190	USD	13,212,087	Standard Chartered Bank	9/23/24	470,163	—
TRY	176,998,064	USD	4,766,379	Standard Chartered Bank	9/23/24	—	(85,629)
USD	4,616,140	TRY	176,998,064	Standard Chartered Bank	9/23/24	—	(64,610)
KZT	1,877,496,000	USD	3,732,596	Societe Generale	9/30/24	374,117	—
USD	3,603,639	KZT	1,877,496,000	Bank of America, N.A.	9/30/24	—	(503,074)
UZS	37,010,823,256	USD	2,756,858	JPMorgan Chase Bank, N.A.	10/4/24	34,444	—
TRY	149,730,527	USD	3,709,768	Standard Chartered Bank	10/17/24	145,736	—
TRY	149,629,425	USD	3,709,237	Standard Chartered Bank	10/17/24	143,663	—
PLN	102,314,069	EUR	23,284,950	Bank of America, N.A.	10/21/24	124,871	—
UZS	20,105,998,239	USD	1,478,382	JPMorgan Chase Bank, N.A.	10/22/24	30,397	—
UZS	20,179,917,352	USD	1,478,382	JPMorgan Chase Bank, N.A.	10/24/24	34,998	—
UZS	66,799,282,000	USD	4,916,411	ICBC Standard Bank plc	11/15/24	58,955	—
EGP	75,991,538	USD	1,468,436	HSBC Bank USA, N.A.	11/27/24	22,371	—
USD	940,538	ZMW	26,241,000	Citibank, N.A.	11/29/24	40,146	—
ZMW	26,241,000	USD	1,017,101	Standard Chartered Bank	11/29/24	—	(116,709)
USD	13,644,426	HKD	106,000,000	BNP Paribas	12/9/24	23,360	—
USD	37,448,989	HKD	290,900,000	Deutsche Bank AG	12/9/24	68,158	—
TRY	810,105,292	USD	20,812,120	Standard Chartered Bank	12/16/24	—	(1,208,994)
TRY	222,407,816	USD	5,330,964	Standard Chartered Bank	12/18/24	40,247	—
USD	3,172,432	KES	466,347,541	Standard Chartered Bank	12/18/24	—	(161,285)
EGP	429,234,287	USD	8,215,010	Goldman Sachs International	12/26/24	123,649	—
EGP	992,980,000	USD	18,968,099	Goldman Sachs International	12/31/24	289,984	—
EGP	340,478,000	USD	6,630,536	HSBC Bank USA, N.A.	1/2/25	—	(31,655)
TRY	584,426,780	USD	13,824,517	Standard Chartered Bank	1/6/25	28,680	—
TRY	276,896,900	USD	6,550,337	Standard Chartered Bank	1/6/25	13,201	—
TRY	197,106,600	USD	4,659,096	Standard Chartered Bank	1/6/25	13,100	—
TRY	207,660,500	USD	4,912,716	Standard Chartered Bank	1/6/25	9,649	—
UZS	50,108,154,000	USD	3,579,154	JPMorgan Chase Bank, N.A.	1/6/25	92,669	—
EGP	172,186,615	USD	3,286,004	Standard Chartered Bank	1/15/25	36,698	—
TRY	274,200,000	USD	6,384,219	Standard Chartered Bank	1/15/25	58,981	—
UZS	54,430,517,000	USD	3,868,551	ICBC Standard Bank plc	1/23/25	207,215	—
UZS	45,422,117,948	USD	3,250,241	ICBC Standard Bank plc	1/23/25	150,975	—
TRY	204,065,622	USD	4,650,682	Standard Chartered Bank	1/29/25	80,611	—
TRY	275,637,775	USD	6,349,345	Standard Chartered Bank	1/29/25	41,358	—
TRY	205,726,000	USD	4,736,885	Standard Chartered Bank	1/29/25	32,904	—
UZS	11,980,321,831	USD	865,630	JPMorgan Chase Bank, N.A.	1/29/25	6,384	—
TRY	348,446,365	USD	8,051,043	Standard Chartered Bank	2/10/25	—	(57,288)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	54,159,721,000	USD	3,868,552	ICBC Standard Bank plc	2/10/25	$ 59,861	$ —
EGP	523,539,906	USD	8,696,676	Citibank, N.A.	2/13/25	1,303,750	—
UZS	49,482,178,280	USD	3,521,863	JPMorgan Chase Bank, N.A.	2/13/25	64,147	—
UZS	63,552,436,124	USD	4,520,088	JPMorgan Chase Bank, N.A.	2/18/25	78,939	—
EGP	175,382,970	USD	2,898,892	Citibank, N.A.	2/20/25	442,182	—
EGP	107,664,850	USD	1,739,335	Citibank, N.A.	2/20/25	311,698	—
EGP	90,590,377	USD	1,449,446	Citibank, N.A.	2/20/25	276,315	—
NGN	5,359,349,909	USD	2,912,690	Standard Chartered Bank	2/24/25	577,868	—
NGN	2,716,083,583	USD	1,456,345	Standard Chartered Bank	2/24/25	312,647	—
NGN	4,159,580,543	USD	2,514,861	JPMorgan Chase Bank, N.A.	2/25/25	193,412	—
EGP	43,308,143	USD	801,261	Goldman Sachs International	2/26/25	21,868	—
EGP	94,648,825	USD	1,449,446	Citibank, N.A.	2/27/25	348,791	—
EGP	81,498,172	USD	1,468,436	HSBC Bank USA, N.A.	2/27/25	79,952	—
UZS	64,418,704,293	USD	4,576,817	ICBC Standard Bank plc	2/28/25	71,443	—
UZS	22,806,122,207	USD	1,632,507	ICBC Standard Bank plc	3/5/25	10,743	—
UZS	21,100,777,180	USD	1,495,979	JPMorgan Chase Bank, N.A.	3/17/25	19,156	—
UZS	19,658,896,895	USD	1,393,260	JPMorgan Chase Bank, N.A.	3/20/25	17,126	—
USD	3,172,432	KES	475,864,837	Standard Chartered Bank	3/21/25	—	(167,394)
EGP	2,859,077,953	USD	52,346,808	Goldman Sachs International	3/25/25	1,436,904	—
EGP	357,517,247	USD	6,572,008	Goldman Sachs International	3/26/25	150,897	—
EGP	1,034,713,000	USD	18,968,158	Bank of America, N.A.	3/27/25	481,642	—
EGP	53,780,069	USD	1,004,867	Standard Chartered Bank	4/3/25	3,376	—
USD	4,758,696	KES	693,580,000	Standard Chartered Bank	4/4/25	—	(95,641)
UZS	19,573,694,237	USD	1,378,429	JPMorgan Chase Bank, N.A.	4/4/25	9,513	—
UZS	9,422,051,685	USD	665,869	JPMorgan Chase Bank, N.A.	4/4/25	2,235	—
EGP	507,174,446	USD	9,444,589	Goldman Sachs International	4/8/25	45,724	—
TRY	261,370,000	USD	5,694,381	Standard Chartered Bank	4/8/25	30,562	—
TRY	234,960,000	USD	5,124,578	Standard Chartered Bank	4/8/25	21,891	—
USD	2,774,809	KES	405,122,112	Standard Chartered Bank	4/9/25	—	(57,816)
UZS	17,433,106,209	USD	1,217,396	Standard Chartered Bank	4/15/25	18,761	—
USD	2,774,809	KES	404,705,891	Standard Chartered Bank	4/16/25	133,777	—
UZS	100,794,050,000	USD	7,075,749	ICBC Standard Bank plc	4/17/25	97,862	—
USD	1,131,469	KES	174,812,031	Standard Chartered Bank	5/5/25	—	(84,561)
USD	1,131,469	KES	174,812,032	Standard Chartered Bank	5/5/25	—	(84,561)
USD	7,657,092	BHD	2,927,000	Standard Chartered Bank	6/13/25	—	(75,317)
USD	35,111,769	BHD	13,422,878	Standard Chartered Bank	6/18/25	—	(346,511)
USD	11,380,379	SAR	42,945,000	Standard Chartered Bank	6/18/25	—	(39,469)
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	65,185	—
						$45,227,924	$(33,437,732)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Nikkei 225 Index	174	Long	6/13/24	$ 33,225,300	$ (1,209,534)
Euro Stoxx 50 Index	(891)	Short	6/21/24	(46,373,562)	(30,891)
IFSC Nifty 50 Index	(468)	Short	5/30/24	(21,243,454)	(146,632)
S&P/TSX 60 Index	(146)	Short	6/20/24	(27,690,844)	326,387
Interest Rate Futures
U.S. 5-Year Treasury Note	398	Long	6/28/24	41,687,391	(632,229)
Euro-Bobl	(567)	Short	6/6/24	(70,452,109)	937,474
Euro-BTP	(544)	Short	6/6/24	(67,919,375)	1,522,991
Euro-Bund	(1,534)	Short	6/6/24	(212,952,101)	4,319,831
Euro-Buxl	(68)	Short	6/6/24	(9,355,678)	311,664
Euro-Schatz	(163)	Short	6/6/24	(18,284,272)	97,817
Japan 10-Year Bond	(133)	Short	6/13/24	(121,855,879)	880,342
U.S. 2-Year Treasury Note	(7)	Short	6/28/24	(1,418,594)	13,607
U.S. 10-Year Treasury Note	(799)	Short	6/18/24	(85,842,563)	263,739
U.S. Long Treasury Bond	(271)	Short	6/18/24	(30,843,188)	178,093
U.S. Ultra 10-Year Treasury Note	(148)	Short	6/18/24	(16,312,375)	432,754
U.S. Ultra-Long Treasury Bond	(530)	Short	6/18/24	(63,368,125)	3,206,709
					$10,472,122
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 1,383,078
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,371,909
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,371,909
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,533,736
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,653,717)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,657,832)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,668,888)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	$ (1,949,385)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,075,317)
EUR	7,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	138,350
USD	9,489	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	173,587
USD	4,900	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	4/3/33	35,530
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	4/3/33	63,038
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.53% (pays upon termination)	11/21/33	46,511
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(2,163,973)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(773,369)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,379,194
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	689,231
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	860,580
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	525,616
USD	10,710	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	399,879
							$ (1,970,333)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	230,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.34% (pays upon termination)	7/1/25	$ (54,569)	$ —	$ (54,569)
BRL	345,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.43% (pays upon termination)	7/1/25	(14,518)	—	(14,518)
BRL	483,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	7/1/25	72,935	—	72,935

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	163,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	7/1/25	$ 39,974	$ —	$ 39,974
BRL	79,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	7/1/25	25,606	—	25,606
BRL	901,620	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.96% (pays upon termination)	1/2/26	(1,866,061)	—	(1,866,061)
BRL	1,007,688	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.98% (pays upon termination)	1/2/26	(1,999,443)	—	(1,999,443)
CLP	40,832,380	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	886,029	12,225	898,254
CLP	13,713,620	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	361,414	—	361,414
CLP	11,010,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	375,472	—	375,472
CLP	12,557,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	223,740	—	223,740
CLP	6,085,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.22% (pays semi-annually)	12/20/33	114,026	—	114,026
CLP	15,037,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	495,279	—	495,279
CLP	10,270,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	334,134	—	334,134
CLP	4,971,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	115,731	—	115,731
CLP	12,325,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	272,064	—	272,064
CLP	6,705,037	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	142,613	—	142,613
CLP	12,326,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	252,250	—	252,250
CLP	6,161,963	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	111,229	—	111,229
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,658,935	—	1,658,935
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(825,119)	—	(825,119)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	$ (1,242,865)	$ —	$ (1,242,865)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(1,678,188)	—	(1,678,188)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(803,480)	—	(803,480)
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	141,665	—	141,665
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	647,307	—	647,307
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	445,795	—	445,795
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	133,230	—	133,230
COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	330,235	—	330,235
COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(415,944)	—	(415,944)
COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	397,318	—	397,318
COP	7,565,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(24,796)	(64)	(24,860)
COP	14,525,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(54,249)	—	(54,249)
CZK	569,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.18% (pays annually)	9/20/28	442,212	—	442,212
CZK	155,489	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(17,120)	—	(17,120)
CZK	310,979	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(18,649)	—	(18,649)
CZK	467,532	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(15,813)	—	(15,813)
CZK	753,484	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	(573,605)	—	(573,605)
CZK	642,816	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	(403,938)	—	(403,938)
CZK	225,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(19,799)	—	(19,799)
CZK	340,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.41% (pays annually)	3/20/34	(976,809)	—	(976,809)
CZK	680,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.43% (pays annually)	3/20/34	(1,916,679)	—	(1,916,679)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	340,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/34	$ (924,368)	$ —	$ (924,368)
CZK	340,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.47% (pays annually)	3/20/34	(910,136)	—	(910,136)
CZK	824,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.08% (pays annually)	6/19/34	(261,693)	—	(261,693)
CZK	311,610	Pays	6-month CZK PRIBOR (pays semi-annually)	4.11% (pays annually)	6/19/34	(68,693)	—	(68,693)
CZK	311,610	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	6/19/34	(57,882)	—	(57,882)
CZK	576,800	Pays	6-month CZK PRIBOR (pays semi-annually)	4.20% (pays annually)	6/19/34	52,951	—	52,951
CZK	357,180	Pays	6-month CZK PRIBOR (pays semi-annually)	4.27% (pays annually)	6/19/34	122,632	—	122,632
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	40,855	(45)	40,810
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	108,125	—	108,125
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	51,762	—	51,762
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	52,908	—	52,908
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	28,752	—	28,752
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	63,060	—	63,060
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	51,994	—	51,994
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	1,013,558	(1,497)	1,012,061
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	995,702	643	996,345
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,103,950	(106)	1,103,844
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	267,158	33	267,191
GBP	15,312	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	112,369	—	112,369
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.61% (pays annually)	12/20/28	(509,820)	—	(509,820)
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.64% (pays annually)	12/20/28	(489,693)	—	(489,693)
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.69% (pays annually)	12/20/28	(455,715)	—	(455,715)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	12,269	Pays	1-day Sterling Overnight Index Average (pays annually)	3.72% (pays annually)	12/20/28	$ (447,124)	$ —	$ (447,124)
GBP	15,232	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	(80,679)	—	(80,679)
GBP	15,218	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	(72,101)	—	(72,101)
GBP	30,192	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	42,999	—	42,999
GBP	15,096	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	187,643	—	187,643
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	(543,945)	—	(543,945)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(519,465)	—	(519,465)
GBP	17,933	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(524,051)	—	(524,051)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	(507,713)	—	(507,713)
GBP	17,799	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(450,342)	—	(450,342)
HUF	4,990,512	Pays	6-month HUF BUBOR (pays semi-annually)	6.92% (pays annually)	6/19/29	16,823	—	16,823
HUF	3,342,301	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	16,826	—	16,826
HUF	5,032,188	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	28,122	—	28,122
HUF	3,776,964	Pays	6-month HUF BUBOR (pays semi-annually)	7.90% (pays annually)	4/27/33	605,673	—	605,673
HUF	5,920,391	Pays	6-month HUF BUBOR (pays semi-annually)	8.08% (pays annually)	5/25/33	1,618,265	—	1,618,265
HUF	1,888,482	Pays	6-month HUF BUBOR (pays semi-annually)	7.88% (pays annually)	6/5/33	438,614	—	438,614
HUF	7,257,534	Pays	6-month HUF BUBOR (pays semi-annually)	6.74% (pays annually)	6/19/34	(368,879)	—	(368,879)
HUF	1,441,968	Pays	6-month HUF BUBOR (pays semi-annually)	6.76% (pays annually)	6/19/34	(68,165)	—	(68,165)
HUF	19,475,497	Pays	6-month HUF BUBOR (pays semi-annually)	6.78% (pays annually)	6/19/34	(845,468)	—	(845,468)
HUF	2,254,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.84% (pays annually)	6/19/34	(72,363)	—	(72,363)
HUF	6,810,948	Pays	6-month HUF BUBOR (pays semi-annually)	6.99% (pays annually)	6/19/34	(27,286)	—	(27,286)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	14,714,051	Pays	6-month HUF BUBOR (pays semi-annually)	7.03% (pays annually)	6/19/34	$ 66,867	$ —	$ 66,867
INR	4,859,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	(72,852)	—	(72,852)
INR	4,860,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	(53,087)	—	(53,087)
INR	2,429,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	(18,213)	—	(18,213)
INR	2,429,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	(7,025)	—	(7,025)
INR	2,430,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	2,079	—	2,079
INR	2,430,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	4,680	—	4,680
INR	1,804,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	5,408	—	5,408
INR	2,429,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	21,328	—	21,328
INR	2,429,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	30,695	—	30,695
INR	2,520,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.31% (pays semi-annually)	3/20/29	(375,420)	—	(375,420)
INR	7,000,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.31% (pays semi-annually)	3/20/29	(1,042,480)	—	(1,042,480)
INR	5,960,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.31% (pays semi-annually)	3/20/29	(886,404)	—	(886,404)
INR	1,134,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	6/19/29	(13,443)	—	(13,443)
JPY	6,104,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	181,624	—	181,624
JPY	559,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	15,726	—	15,726
JPY	5,588,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	157,205	—	157,205
JPY	3,184,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	56,581	—	56,581
JPY	6,296,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.57% (pays annually)	6/19/29	73,613	—	73,613
JPY	45,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	1,357	—	1,357
JPY	57,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	1,683	—	1,683
JPY	36,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	949	—	949

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	6,992,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	$ 130,666	$ —	$ 130,666
JPY	2,841,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.86% (pays annually)	9/20/33	(28,124)	—	(28,124)
JPY	3,117,900	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.99% (pays annually)	12/20/33	(197,522)	(123)	(197,645)
JPY	2,031,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.07% (pays annually)	12/20/33	(224,195)	—	(224,195)
JPY	3,335,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.95% (pays annually)	3/21/34	(24,274)	(15)	(24,289)
JPY	2,826,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.55% (pays annually)	6/19/54	502,599	—	502,599
KRW	4,881,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	(70,254)	—	(70,254)
KRW	3,543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(47,808)	—	(47,808)
KRW	887,765	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(11,713)	—	(11,713)
KRW	4,723,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(56,082)	—	(56,082)
KRW	4,723,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(53,823)	—	(53,823)
KRW	7,533,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(57,597)	—	(57,597)
KRW	7,690,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	(5,758)	—	(5,758)
KRW	7,156,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	11,166	—	11,166
KRW	7,250,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	26,096	—	26,096
MXN	2,363,270	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	(182,850)	—	(182,850)
MXN	6,487,980	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(647,693)	—	(647,693)
MXN	5,724,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(737,635)	—	(737,635)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	449,560	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	$ (1,477,075)	$ —	$ (1,477,075)
MXN	432,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	(1,322,928)	—	(1,322,928)
MXN	267,690	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(1,160,089)	—	(1,160,089)
MXN	276,650	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(1,141,775)	—	(1,141,775)
TWD	339,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	304,980	—	304,980
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	395,567	—	395,567
TWD	458,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	368,029	—	368,029
TWD	1,079,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	846,989	—	846,989
TWD	372,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	282,181	—	282,181
TWD	1,486,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	1,105,928	—	1,105,928
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	328,931	—	328,931
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	325,599	—	325,599
TWD	2,187,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	818,693	—	818,693
TWD	829,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(76,935)	—	(76,935)
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(484,274)	(3,174)	(487,448)
USD	5,970	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	529,702	3,681	533,383
USD	55,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(1,705,897)	—	(1,705,897)
USD	55,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(1,703,376)	—	(1,703,376)
USD	11,800	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	(322,984)	—	(322,984)
USD	11,800	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	(321,642)	—	(321,642)
USD	1,908	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	312,208	87	312,295
USD	10,205	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	(848,061)	—	(848,061)
USD	4,900	Pays	SOFR (pays annually)	3.27% (pays annually)	4/3/33	(390,873)	—	(390,873)
USD	10,000	Pays	SOFR (pays annually)	3.28% (pays annually)	4/3/33	(789,572)	—	(789,572)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	32,400	Pays	SOFR (pays annually)	3.76% (pays annually)	9/20/33	$ (404,300)	$ —	$ (404,300)
USD	6,000	Pays	SOFR (pays annually)	4.11% (pays annually)	11/21/33	(132,142)	—	(132,142)
Total						$(16,274,337)	$11,645	$(16,262,692)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	86,300	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	$ 138,011
JPMorgan Chase Bank, N.A.	MYR	146,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.65% (pays quarterly)	3/20/29	209,410
Standard Chartered Bank	MYR	195,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	3/20/29	285,365
Total							$632,786
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$ 8,778	1.00% (pays quarterly)(1)	6.31%	12/20/28	$ (1,637,671)	$ 2,476,055	$ 838,384
Panama	34,641	1.00% (pays quarterly)(1)	1.80	6/20/29	(1,332,295)	1,319,866	(12,429)
Total	$43,419				$(2,969,966)	$3,795,921	$825,955
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$12,213	1.00% (pays quarterly)(1)	6/20/29	$ (482,617)	$ 471,932	$ (10,685)
Finland	18,801	0.25% (pays quarterly)(1)	6/20/29	(40,134)	21,696	(18,438)
France	60,573	0.25% (pays quarterly)(1)	6/20/29	(25,057)	(13,962)	(39,019)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Germany	$ 85,444	0.25% (pays quarterly)(1)	6/20/29	$ (606,880)	$ 495,110	$ (111,770)
Hungary	13,438	1.00% (pays quarterly)(1)	6/20/29	138,725	(238,916)	(100,191)
Malaysia	383,450	1.00% (pays quarterly)(1)	6/20/29	(9,588,682)	10,044,203	455,521
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	860	1.00% (pays quarterly)(1)	6/20/24	(1,946)	(3,614)	(5,560)
Markit CDX Emerging Markets Index (CDX.EM.IG.41.V1)	357,000	1.00% (pays quarterly)(1)	6/20/29	(4,326,748)	4,966,775	640,027
Philippines	147,000	1.00% (pays quarterly)(1)	6/20/29	(2,351,211)	2,145,308	(205,903)
Poland	61,949	1.00% (pays quarterly)(1)	6/20/29	(831,782)	771,505	(60,277)
Qatar	20,242	1.00% (pays quarterly)(1)	6/20/29	(541,062)	558,360	17,298
Romania	13,120	1.00% (pays quarterly)(1)	6/20/29	290,363	(364,568)	(74,205)
Saudi Arabia	132,151	1.00% (pays quarterly)(1)	6/20/29	(2,906,353)	2,819,873	(86,480)
South Africa	579,860	1.00% (pays quarterly)(1)	6/20/29	34,324,659	(38,880,819)	(4,556,160)
South Africa	9,464	1.00% (pays quarterly)(1)	6/20/31	1,041,791	(1,030,040)	11,751
Sweden	41,185	0.25% (pays quarterly)(1)	6/20/29	(224,856)	181,142	(43,714)
Turkey	137,050	1.00% (pays quarterly)(1)	6/20/29	11,111,835	(12,853,376)	(1,741,541)
United Kingdom	59,267	1.00% (pays quarterly)(1)	6/20/29	(2,050,263)	1,894,891	(155,372)
Total				$22,929,782	$ (29,014,500)	$ (6,084,718)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,100	1.00% (pays quarterly)(1)	2.40%	6/20/27	$ (42,160)	$ 95,250	$ 53,090
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	2.40	6/20/27	(42,160)	93,135	50,975
Indonesia	Barclays Bank PLC	45,000	1.00% (pays quarterly)(1)	0.76	6/20/29	538,443	(464,393)	74,050
Indonesia	BNP Paribas	22,000	1.00% (pays quarterly)(1)	0.76	6/20/29	263,524	(234,656)	28,868
Indonesia	Deutsche Bank AG	23,000	1.00% (pays quarterly)(1)	0.76	6/20/29	275,502	(226,559)	48,943

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	Goldman Sachs International	$ 19,000	1.00% (pays quarterly)(1)	0.76%	6/20/29	$ 227,589	$ (187,157)	$ 40,432
Indonesia	JPMorgan Chase Bank, N.A.	18,000	1.00% (pays quarterly)(1)	0.76	6/20/29	180,224	(181,374)	(1,150)
Ivory Coast	Barclays Bank PLC	18,000	1.00% (pays quarterly)(1)	1.86	6/20/25	(150,386)	305,765	155,379
Ivory Coast	Barclays Bank PLC	6,486	1.00% (pays quarterly)(1)	3.03	6/20/27	(358,971)	527,747	168,776
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(1)	2.99	6/20/27	(819,336)	1,230,627	411,291
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	2.99	6/20/27	(912,721)	1,369,260	456,539
Panama	Bank of America, N.A.	3,560	1.00% (pays quarterly)(1)	1.80	6/20/29	(122,077)	133,858	11,781
Panama	Bank of America, N.A.	3,660	1.00% (pays quarterly)(1)	1.80	6/20/29	(125,506)	116,021	(9,485)
Panama	Barclays Bank PLC	6,927	1.00% (pays quarterly)(1)	1.80	6/20/29	(237,536)	230,585	(6,951)
Panama	Citibank, N.A.	4,175	1.00% (pays quarterly)(1)	1.80	6/20/29	(143,166)	164,466	21,300
Panama	Deutsche Bank AG	4,345	1.00% (pays quarterly)(1)	1.80	6/20/29	(148,996)	148,857	(139)
Panama	Deutsche Bank AG	4,350	1.00% (pays quarterly)(1)	1.80	6/20/29	(149,168)	138,117	(11,051)
Panama	Goldman Sachs International	24,350	1.00% (pays quarterly)(1)	1.80	6/20/29	(834,995)	772,007	(62,988)
Panama	JPMorgan Chase Bank, N.A.	5,083	1.00% (pays quarterly)(1)	1.80	6/20/29	(174,303)	191,577	17,274
Petroleos Mexicanos	Bank of America, N.A.	63,175	1.00% (pays quarterly)(1)	1.89	3/20/25	(412,116)	932,646	520,530
Petroleos Mexicanos	Barclays Bank PLC	25,790	1.00% (pays quarterly)(1)	1.37	6/20/24	16,478	27,863	44,341
Vietnam	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	1.18	6/20/29	(34,494)	41,987	7,493
Vietnam	BNP Paribas	7,000	1.00% (pays quarterly)(1)	1.18	6/20/29	(48,292)	64,983	16,691
Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.49	6/20/24	37,405	(8,133)	29,272
Vietnam	Goldman Sachs International	9,500	1.00% (pays quarterly)(1)	1.18	6/20/29	(65,593)	84,168	18,575
Vietnam	Goldman Sachs International	7,500	1.00% (pays quarterly)(1)	1.30	6/20/29	(75,755)	66,337	(9,418)
Total		$379,902				$ (3,358,566)	$5,432,984	$2,074,418

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$19,840	1.00% (pays quarterly)(1)	6/20/29	$ (642,021)	$ 650,030	$ 8,009
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(38,732)	(13,460)	(52,192)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(58,403)	(20,314)	(78,717)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(547,311)	(335,105)	(882,416)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	6/20/34	(856,217)	731,013	(125,204)
Total					$(2,142,684)	$1,012,164	$ (1,130,520)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $423,321,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	217,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	8/26/24	$ 182,340
Citibank, N.A.	USD	32,381	5.35% on PEN 119,519,558 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	6/15/24	(2,125,591)
Citibank, N.A.	USD	54,140	5.94% on PEN 199,830,221 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	6/15/24	(2,206,517)
Citibank, N.A.	USD	82,400	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	6/18/24	341,065
Citibank, N.A.	USD	61,519	Excess Return on EGP 3,545,975,000 Treasury Bill, 0.00%, 12/17/24 at 0.82 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	12/17/24	744,396
Citibank, N.A.	KRW	59,500	Positive Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	6/13/24	289,764

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	53,984	5.94% on PEN 198,770,371 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	6/6/24	$ (2,387,015)
						$(5,161,558)
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 7,890,662,080 (pays semi-annually)*	1.41% on CLP equivalent of CLF 224,000 (pays semi-annually)*	1/13/33	$ 331,396
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	4/8/32	(420,038)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	4/11/32	(1,392,664)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	4/20/32	(193,596)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 6,500,579,580 (pays semi-annually)*	2.34% on CLP equivalent of CLF 178,000 (pays semi-annually)*	11/21/33	62,083
				$(1,612,819)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
KLIBOR	– Kuala Lumpur Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar

CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar

OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $2,639,356,892)	$ 2,658,645,978
Affiliated investments, at value (identified cost $36,275,308)	36,275,308
Cash	6,407,274
Deposits for derivatives collateral:
Centrally cleared derivatives	175,526,488
OTC derivatives	21,884,300
Cash collateral for securities sold short	137,350,920
Foreign currency, at value (identified cost $37,541,874)	37,610,169
Interest and dividends receivable	51,060,240
Dividends receivable from affiliated investments	845,518
Receivable for investments sold	47,770,470
Receivable for variation margin on open futures contracts	3,508,644
Receivable for open forward foreign currency exchange contracts	45,227,924
Receivable for open swap contracts	4,767,439
Upfront payments on open non-centrally cleared swap contracts	1,671,151
Receivable for closed swap contracts	4,678,577
Tax reclaims receivable	359,595
Receivable from affiliates	80,694
Trustees' deferred compensation plan	158,640
Total assets	$3,233,829,329
Liabilities
Cash collateral due to brokers	$ 4,279,000
Payable for reverse repurchase agreements, including accrued interest of $420,386	88,246,507
Written options outstanding, at value (premiums received $1,081,464)	213,958
Payable for investments purchased	94,675,391
Payable for securities sold short, at value (proceeds $175,202,063)	169,928,740
Payable for variation margin on open centrally cleared derivatives	3,227,627
Payable for open forward foreign currency exchange contracts	33,437,732
Payable for open swap contracts	9,965,132
Payable for closed swap contracts	95,518
Upfront receipts on open non-centrally cleared swap contracts	8,116,299
Payable to affiliates:
Investment adviser fee	2,144,988
Trustees' fees	9,222
Trustees' deferred compensation plan	158,640
Interest and dividends payable on securities sold short	5,107,899
Accrued foreign capital gains taxes	19,468
Accrued expenses	1,225,433
Total liabilities	$ 420,851,554
Net Assets applicable to investors' interest in Portfolio	$2,812,977,775

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $299,619)	$ 3,430,202
Dividend income from affiliated investments	4,491,840
Interest income (net of foreign taxes withheld of $973,836)	101,172,135
Other income	260,699
Total investment income	$109,354,876
Expenses
Investment adviser fee	$ 12,420,775
Trustees’ fees and expenses	54,250
Custodian fee	866,985
Legal and accounting services	97,659
Interest expense and fees	2,991,247
Interest and dividend expense on securities sold short	9,429,403
Miscellaneous	51,334
Total expenses	$ 25,911,653
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 214,149
Total expense reductions	$ 214,149
Net expenses	$ 25,697,504
Net investment income	$ 83,657,372
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 2,081,074
Written options	626,309
Securities sold short	(11,823,142)
Futures contracts	(14,285,981)
Swap contracts	(36,718,203)
Foreign currency transactions	9,580,955
Forward foreign currency exchange contracts	(12,528,324)
Non-deliverable bond forward contracts	3,158,005
Net realized loss	$ (59,909,307)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $862)	$ 168,179,744
Written options	731,804
Securities sold short	(7,997,827)
Futures contracts	5,569,661
Swap contracts	(20,226,243)
Foreign currency	1,245,070
Forward foreign currency exchange contracts	16,404,097
Net change in unrealized appreciation (depreciation)	$163,906,306
Net realized and unrealized gain	$103,996,999
Net increase in net assets from operations	$187,654,371

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 83,657,372	$ 135,016,357
Net realized loss	(59,909,307)	(197,706,941)
Net change in unrealized appreciation (depreciation)	163,906,306	252,495,787
Net increase in net assets from operations	$ 187,654,371	$ 189,805,203
Capital transactions:
Contributions	$ 287,809,575	$ 548,261,795
Withdrawals	(135,503,954)	(209,820,317)
Net increase in net assets from capital transactions	$ 152,305,621	$ 338,441,478
Net increase in net assets	$ 339,959,992	$ 528,246,681
Net Assets
At beginning of period	$ 2,473,017,783	$ 1,944,771,102
At end of period	$2,812,977,775	$2,473,017,783

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses (1)	1.95% (2)(3)(4)	1.68% (3)(4)	1.17% (3)(4)	1.12%	1.11% (3)	1.26% (3)
Net investment income	6.34% (2)	5.97%	6.13%	5.37%	5.69%	5.86%
Portfolio Turnover	100% (5)	56%	94%	82%	80%	71%
Total Return	7.40% (5)	9.60%	(4.83)% (3)	5.94%	6.57% (3)	8.22% (3)
Net assets, end of period (000’s omitted)	$2,812,978	$2,473,018	$1,944,771	$2,632,155	$3,045,720	$3,331,278
(1)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.94%, 0.68%, 0.16%, 0.11%, 0.09% and 0.24% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(2)	Annualized.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.01%, 0.01%, 0.04% and 0.05% of average daily net assets for six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 68.0%, 31.5% and 0.5%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2024 were $21,995,724 or 0.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

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April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
S  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the

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April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
T  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
U  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
V  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $12,420,775 or 0.94% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $133,455 relating to the Portfolio’s investment in the Liquidity Fund. Pursuant to an expense reimbursement, BMR was allocated $80,694 of the Portfolio’s operating expenses for the six months ended April 30, 2024.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 2,023,396,069	$ 1,800,387,250
U.S. Government and Agency Securities	55,381,415	18,702,712
	$2,078,777,484	$1,819,089,962
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,591,655,539
Gross unrealized appreciation	$ 178,891,952
Gross unrealized depreciation	(242,643,218)
Net unrealized depreciation	$ (63,751,266)
5  Restricted Securities
At April 30, 2024, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 11,815,016
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000,000	13,000,000	13,449,800
Sussex Capital Ltd., Designated Investment Series 14	1/24/22	1,114	1,107,140	24,047
Sussex Capital Ltd., Designated Investment Series 14	11/30/22	1,081	1,080,115	305,880
Sussex Capital Ltd., Series 14, Preference Shares	6/1/21	1,466	1,038,237	1,864,819
Total Restricted Securities			$24,825,492	$27,459,562
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Consolidated Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: During the six months ended April 30, 2024, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps and cross-currency swaps contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $49,417,526. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $86,068,030 at April 30, 2024.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$ —	$ 1,809,347	$ —	$ 1,809,347
Not applicable	—	46,907,373*	326,387*	19,922,523*	44,086,232*	111,242,515
Receivable for open forward foreign currency exchange contracts	—	—	—	45,227,924	—	45,227,924
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	523,405	1,539,165	289,764	—	1,770,661	4,122,995
Total Asset Derivatives	$523,405	$ 48,446,538	$ 616,151	$ 66,959,794	$ 45,856,893	$ 162,402,781
Derivatives not subject to master netting or similar agreements	$ —	$ 46,907,373	$ 326,387	$ 19,922,523	$ 44,086,232	$ 111,242,515
Total Asset Derivatives subject to master netting or similar agreements	$523,405	$ 1,539,165	$ 289,764	$ 47,037,271	$ 1,770,661	$ 51,160,266
Written options outstanding, at value	$ —	$ —	$ —	$ (213,958)	$ —	$ (213,958)
Not applicable	—	(26,947,557)*	(1,387,057)*	(12,773,617)*	(50,798,110)*	(91,906,341)
Payable for open forward foreign currency exchange contracts	—	—	—	(33,437,732)	—	(33,437,732)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(7,040,415)	—	—	(8,725,421)	(15,765,836)
Total Liability Derivatives	$ —	$(33,987,972)	$(1,387,057)	$(46,425,307)	$(59,523,531)	$(141,323,867)
Derivatives not subject to master netting or similar agreements	$ —	$(26,947,557)	$(1,387,057)	$(12,773,617)	$(50,798,110)	$ (91,906,341)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (7,040,415)	$ —	$(33,651,690)	$ (8,725,421)	$ (49,417,526)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 1,120,204	$ (1,120,204)	$ —	$ —	$ —	$ —
Barclays Bank PLC	2,182,327	(1,660,749)	(521,578)	—	—	—
BNP Paribas	3,516,588	(3,334,248)	(182,340)	—	—	400,000
Citibank, N.A.	13,868,909	(11,629,168)	(272,403)	—	1,967,338	—

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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Deutsche Bank AG	$ 343,660	$ (343,660)	$ —	$ —	$ —	$ —
Goldman Sachs International	5,842,506	(5,842,506)	—	—	—	—
HSBC Bank USA, N.A.	5,716,600	(1,123,106)	(2,534,592)	—	2,058,902	—
ICBC Standard Bank plc	1,339,555	(1,339,555)	—	—	—	—
JPMorgan Chase Bank, N.A.	4,096,549	(1,676,933)	—	(2,419,616)	—	3,879,000
Societe Generale	1,021,485	(1,021,485)	—	—	—	—
Standard Chartered Bank	10,091,539	(8,281,883)	—	—	1,809,656	—
State Street Bank and Trust Company	11,978	(11,978)	—	—	—	—
UBS AG	2,008,366	(2,008,366)	—	—	—	—
	$51,160,266	$(39,393,841)	$(3,510,913)	$(2,419,616)	$5,835,896	$4,279,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$ (365,172)	$ —	$ 280,692	$ —	$ (84,480)	$ —
Bank of America, N.A.	(1,784,426)	1,120,204	664,222	—	—	—
Barclays Bank PLC	(1,660,749)	1,660,749	—	—	—	—
BNP Paribas	(3,711,807)	3,334,248	—	—	(377,559)	—
Citibank, N.A.	(11,629,168)	11,629,168	—	—	—	7,762,300
Deutsche Bank AG	(2,030,221)	343,660	1,686,561	—	—	—
Goldman Sachs International	(10,689,993)	5,842,506	3,786,691	—	(1,060,796)	—
HSBC Bank USA, N.A.	(1,123,106)	1,123,106	—	—	—	—
ICBC Standard Bank plc	(1,401,320)	1,339,555	61,765	—	—	—
JPMorgan Chase Bank, N.A.	(1,676,933)	1,676,933	—	—	—	—
Societe Generale	(1,910,573)	1,021,485	889,088	—	—	—
Standard Chartered Bank	(8,281,883)	8,281,883	—	—	—	9,640,000
State Street Bank and Trust Company	(304,215)	11,978	69,905	—	(222,332)	—
UBS AG	(2,847,960)	2,008,366	649,847	189,747	—	203,000
	$(49,417,526)	$39,393,841	$8,088,771	$189,747	$(1,745,167)	$17,605,300
Total — Deposits for derivatives collateral — OTC derivatives						$21,884,300
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2024 is included at Note 8.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ —	$ (1,242,797)	$ —	$ (1,242,797)
Written options	—	—	—	1,230,867	(604,558)	626,309
Futures contracts	(2,112,470)	—	(6,625,974)	—	(5,547,537)	(14,285,981)
Swap contracts	(15,710)	(65,546,839)	4,754,043	—	24,090,303	(36,718,203)
Forward foreign currency exchange contracts	—	—	—	(12,528,324)	—	(12,528,324)
Non-deliverable bond forward contracts	—	—	—	—	3,158,005	3,158,005
Total	$(2,128,180)	$(65,546,839)	$(1,871,931)	$(12,540,254)	$ 21,096,213	$(60,990,991)
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ —	$ (3,487,484)	$ —	$ (3,487,484)
Written options	—	—	—	731,804	—	731,804
Futures contracts	729,379	—	(3,261,758)	—	8,102,040	5,569,661
Swap contracts	469,590	(9,815,202)	2,031,723	—	(12,912,354)	(20,226,243)
Forward foreign currency exchange contracts	—	—	—	16,404,097	—	16,404,097
Total	$ 1,198,969	$ (9,815,202)	$(1,230,035)	$ 13,648,417	$ (4,810,314)	$ (1,008,165)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Swap Contracts
$126,955,000	$1,065,548,000	$3,980,285,000	$30,019,000	$7,761,963,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately $165,551,000 and $43,960,000, respectively.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	2/13/24	On Demand(1)	5.55%	$ 16,084,121	$ 16,275,053
MUFG Securities Americas, Inc.	4/3/24	On Demand(1)	5.55	13,916,000	13,976,071
MUFG Securities Americas, Inc.	4/12/24	On Demand(1)	5.55	57,826,000	57,995,383
Total				$87,826,121	$88,246,507
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2024, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $101,824,000 and 5.50%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2024.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)
Bank of America, N.A.	$ 1,787,500	$ —	$ (1,787,500)	$ —
Barclays Bank PLC	14,540,721	—	(13,605,933)	934,788
JPMorgan Chase Bank, N.A.	53,558,961	—	(48,920,533)	4,638,428
Nomura International PLC	19,702,921	—	(17,998,335)	1,704,586
	$89,590,103	$ —	$(82,312,301)	$7,277,802
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)
MUFG Securities Americas, Inc.	$(88,246,507)	$ —	$88,246,507	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

9  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $36,275,308, which represents 1.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$230,125,366	$1,352,870,566	$(1,546,720,624)	$ —	$ —	$36,275,308	$4,491,840	36,275,308
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 145,595,508	$ —	$ 145,595,508
Common Stocks	400,277	213,301,095*	367,399	214,068,771
Convertible Bonds	—	4,564,056	—	4,564,056
Foreign Corporate Bonds	—	152,876,325	0	152,876,325
Loan Participation Notes	—	—	54,139,286	54,139,286
Reinsurance Side Cars	—	—	41,366,960	41,366,960
Senior Floating-Rate Loans	—	16,159,500	407,885	16,567,385
Sovereign Government Bonds	—	1,448,913,197	—	1,448,913,197
Sovereign Loans	—	87,565,373	—	87,565,373
U.S. Government Guaranteed Small Business Administration Loans	—	5,733,898	—	5,733,898
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	36,275,308	—	—	36,275,308
Repurchase Agreements	—	89,590,103	—	89,590,103
Sovereign Government Securities	—	289,618,200	—	289,618,200
U.S. Treasury Obligations	—	106,237,569	—	106,237,569
Purchased Currency Options	—	1,809,347	—	1,809,347
Total Investments	$ 36,675,585	$ 2,561,964,171	$ 96,281,530	$ 2,694,921,286
Forward Foreign Currency Exchange Contracts	$ —	$ 65,150,447	$ —	$ 65,150,447
Futures Contracts	12,491,408	—	—	12,491,408

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ 82,951,579	$ —	$ 82,951,579
Total	$ 49,166,993	$ 2,710,066,197	$ 96,281,530	$ 2,855,514,720
Liability Description
Securities Sold Short	$ (47,206,453)	$ (122,722,287)	$ —	$ (169,928,740)
Written Currency Options	—	(213,958)	—	(213,958)
Forward Foreign Currency Exchange Contracts	—	(46,211,349)	—	(46,211,349)
Futures Contracts	(1,841,763)	(177,523)	—	(2,019,286)
Swap Contracts	—	(92,879,274)	—	(92,879,274)
Total	$ (49,048,216)	$ (262,204,391)	$ —	$ (311,252,607)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars**	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2023	$ 818,174	$ 0	$50,529,862	$20,158,090	$ 397,208	$ 0	$71,903,334
Realized gains (losses)	—	—	—	3,027,524	13,429	116,131	3,157,084
Change in net unrealized appreciation (depreciation)	(450,775)	—	3,147,767	182,993	670,469	—	3,550,454
Cost of purchases	—	—	—	26,000,000	—	—	26,000,000
Proceeds from sales, including return of capital	—	—	—	(8,001,647)	(699,275)	(116,131)	(8,817,053)
Accrued discount (premium)	—	—	461,657	—	26,054	—	487,711
Transfers to Level 3	—	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—	—
Balance as of April 30, 2024	$ 367,399	$ 0	$54,139,286	$41,366,960	$ 407,885	$ 0	$96,281,530
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$(450,775)	$ —	$ 3,147,767	$ 2,294,447	$ 245,091	$ —	$ 5,236,530
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 367,399	Market Approach	Discount Rate	30%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	54,139,286	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
Senior Floating-Rate Loans	407,885	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.55% based on relative principal amounts.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

Investment Adviser of Global Macro Absolute Return Advantage Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.24

Eaton Vance
Tax-Managed Global Dividend Income Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Tax-Managed Global Dividend Income Fund

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd. and Derek J.V. DiGregorio of Eaton Vance Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/30/2003	05/30/2003	19.73%	19.23%	10.45%	8.00%
Class A with 5.25% Maximum Sales Charge	—	—	13.42	12.96	9.27	7.42
Class C at NAV	05/30/2003	05/30/2003	19.34	18.40	9.62	7.35
Class C with 1% Maximum Deferred Sales Charge	—	—	18.34	17.40	9.62	7.35
Class I at NAV	08/27/2007	05/30/2003	19.94	19.59	10.73	8.27

MSCI World Index	—	—	20.29%	18.39%	10.44%	8.86%
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	05/30/2003	05/30/2003	11.50%	8.15%	6.42%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	8.14	7.23	5.81
Class C After Taxes on Distributions	05/30/2003	05/30/2003	16.12	8.69	6.49
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	10.71	7.56	5.80
Class I After Taxes on Distributions	08/27/2007	05/30/2003	17.96	9.54	7.20
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	12.11	8.42	6.51
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.20%	1.95%	0.95%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Fund Profile

Sector Allocation (% of total investments)[1]
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments)[1]
Eli Lilly & Co.	4.0%
Microsoft Corp.	3.8
Novo Nordisk AS, Class B	3.4
Apple, Inc.	2.7
Amazon.com, Inc.	2.7
ASML Holding NV	2.6
Alphabet, Inc., Class C	2.5
EOG Resources, Inc.	2.5
NVIDIA Corp.	2.2
Credit Agricole SA	1.8
Total	28.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,197.30	$ 6.45	1.18%
Class C	$1,000.00	$1,193.40	$10.53	1.93%
Class I	$1,000.00	$1,199.40	$ 5.09	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$ 5.92	1.18%
Class C	$1,000.00	$1,015.27	$ 9.67	1.93%
Class I	$1,000.00	$1,020.24	$ 4.67	0.93%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023.
5

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Aerospace & Defense — 1.3%
Safran SA	36,910	$ 8,003,272
		$ 8,003,272
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	28,827	$ 1,431,549
		$ 1,431,549
Automobiles — 3.7%
Bayerische Motoren Werke AG	68,083	$ 7,417,594
Mercedes-Benz Group AG	141,613	10,711,733
Stellantis NV	186,707	4,131,172
Tesla, Inc.(1)	2,814	515,750
		$ 22,776,249
Banks — 12.4%
Banco Bilbao Vizcaya Argentaria SA	122,641	$ 1,326,236
Banco Santander SA	681,963	3,318,181
Barclays PLC	776,597	1,958,028
BNP Paribas SA	114,723	8,255,681
CaixaBank SA	685,871	3,616,980
Citigroup, Inc.	54,469	3,340,584
Credit Agricole SA	703,385	10,883,641
DNB Bank ASA	347,351	6,054,031
HDFC Bank Ltd.	62,644	1,134,171
HSBC Holdings PLC	124,101	1,075,701
ING Groep NV	472,429	7,469,228
KBC Group NV	31,959	2,374,047
Lloyds Banking Group PLC	4,208,483	2,716,082
Nordea Bank Abp	103,993	1,218,617
Societe Generale SA	52,679	1,419,438
Svenska Handelsbanken AB, Class A	106,167	910,416
Toronto-Dominion Bank	14,694	871,724
Truist Financial Corp.	72,743	2,731,500
UniCredit SpA	228,059	8,370,761
Wells Fargo & Co.(2)	134,293	7,966,261
		$ 77,011,308
Beverages — 0.3%
Diageo PLC	25,056	$ 865,927
Pernod Ricard SA	5,458	825,480
		$ 1,691,407
Security	Shares	Value
Biotechnology — 0.2%
CSL Ltd.	7,939	$ 1,410,570
		$ 1,410,570
Broadline Retail — 2.7%
Amazon.com, Inc.(1)	94,906	$ 16,608,550
		$ 16,608,550
Capital Markets — 1.3%
Bank of New York Mellon Corp.	29,820	$ 1,684,532
Intercontinental Exchange, Inc.	24,326	3,132,215
Julius Baer Group Ltd.	57,310	3,075,160
		$ 7,891,907
Chemicals — 0.2%
Sika AG	5,209	$ 1,481,759
		$ 1,481,759
Commercial Services & Supplies — 0.4%
Waste Management, Inc.	12,781	$ 2,658,704
		$ 2,658,704
Construction & Engineering — 1.2%
Bouygues SA	201,027	$ 7,408,908
		$ 7,408,908
Construction Materials — 0.2%
CRH PLC	16,187	$ 1,253,198
		$ 1,253,198
Consumer Finance — 1.1%
Capital One Financial Corp.	20,435	$ 2,930,992
Discover Financial Services	28,386	3,597,358
		$ 6,528,350
Consumer Staples Distribution & Retail — 1.5%
Carrefour SA	409,060	$ 6,881,708
Dollar Tree, Inc.(1)	21,179	2,504,417
		$ 9,386,125
Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG	51,645	$ 1,182,958
Zegona Communications PLC(1)	754,249	2,158,960
		$ 3,341,918

6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 0.4%
Iberdrola SA	114,089	$ 1,398,911
NextEra Energy, Inc.	15,758	1,055,313
		$ 2,454,224
Electrical Equipment — 2.1%
AMETEK, Inc.	26,115	$ 4,561,246
Schneider Electric SE	37,208	8,483,922
		$ 13,045,168
Electronic Equipment, Instruments & Components — 1.6%
CDW Corp.	30,447	$ 7,363,911
Halma PLC	30,446	834,429
Keyence Corp.	4,038	1,775,790
		$ 9,974,130
Entertainment — 1.1%
Walt Disney Co.	58,137	$ 6,459,021
		$ 6,459,021
Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(1)	20,400	$ 8,093,292
Fidelity National Information Services, Inc.	29,780	2,022,658
Visa, Inc., Class A	10,686	2,870,366
		$ 12,986,316
Food Products — 0.4%
Nestle SA	24,641	$ 2,473,960
		$ 2,473,960
Ground Transportation — 0.4%
Union Pacific Corp.	10,772	$ 2,554,687
		$ 2,554,687
Health Care Equipment & Supplies — 2.4%
Alcon, Inc.	11,505	$ 882,166
Boston Scientific Corp.(1)	108,534	7,800,339
Intuitive Surgical, Inc.(1)	10,982	4,070,149
Straumann Holding AG	17,947	2,385,830
		$ 15,138,484
Health Care Providers & Services — 1.5%
Elevance Health, Inc.	15,380	$ 8,129,561
UnitedHealth Group, Inc.	1,792	866,790
		$ 8,996,351
Security	Shares	Value
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	41,402	$ 770,491
		$ 770,491
Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group SA	22,958	$ 1,457,234
Compass Group PLC	135,838	3,778,159
InterContinental Hotels Group PLC	52,967	5,166,080
		$ 10,401,473
Household Products — 0.2%
Reckitt Benckiser Group PLC	24,476	$ 1,368,380
		$ 1,368,380
Industrial Conglomerates — 1.5%
Siemens AG	48,915	$ 9,163,418
		$ 9,163,418
Insurance — 9.2%
AIA Group Ltd.	222,170	$ 1,627,251
Allianz SE	22,213	6,303,717
Allstate Corp.	19,697	3,349,672
Arch Capital Group Ltd.(1)	8,222	769,086
Assicurazioni Generali SpA	234,503	5,717,755
Assurant, Inc.	18,408	3,210,355
AXA SA	86,307	2,982,043
Baloise Holding AG	24,430	3,691,687
NN Group NV	73,829	3,405,797
RenaissanceRe Holdings Ltd.	12,358	2,709,491
SCOR SE	101,473	3,310,835
Swiss Life Holding AG	9,591	6,471,581
Swiss Re AG	79,663	8,659,795
Zurich Insurance Group AG	10,234	4,953,730
		$ 57,162,795
Interactive Media & Services — 3.8%
Alphabet, Inc., Class C(1)	94,730	$ 15,596,347
Meta Platforms, Inc., Class A(2)	18,723	8,054,073
		$ 23,650,420
IT Services — 0.6%
Accenture PLC, Class A	12,861	$ 3,870,003
		$ 3,870,003
Life Sciences Tools & Services — 0.6%
Danaher Corp.	11,739	$ 2,895,072

7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Sartorius AG, PFC Shares	3,049	$ 911,517
		$ 3,806,589
Machinery — 1.4%
Ingersoll Rand, Inc.	90,452	$ 8,440,981
Sandvik AB	20,700	412,624
		$ 8,853,605
Metals & Mining — 2.4%
Anglo American PLC	23,636	$ 772,364
Rio Tinto Ltd.	52,508	4,369,943
Rio Tinto PLC	58,155	3,934,810
SSAB AB, Class B	1,040,833	5,824,041
		$ 14,901,158
Multi-Utilities — 2.6%
A2A SpA	2,567,966	$ 5,064,420
CMS Energy Corp.	7,943	481,425
Engie SA(1)	593,328	10,300,536
		$ 15,846,381
Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	37,727	$ 6,084,234
ConocoPhillips	20,542	2,580,486
EOG Resources, Inc.	114,956	15,189,136
		$ 23,853,856
Pharmaceuticals — 8.5%
AstraZeneca PLC	16,755	$ 2,534,175
Eli Lilly & Co.	31,227	24,391,410
Novo Nordisk AS, Class B	164,839	21,139,315
Sanofi SA	30,085	2,972,189
Zoetis, Inc.	12,418	1,977,442
		$ 53,014,531
Professional Services — 2.4%
Adecco Group AG	137,014	$ 4,793,087
Randstad NV	14,793	741,883
Recruit Holdings Co. Ltd.	57,213	2,464,013
RELX PLC	142,745	5,864,946
Verisk Analytics, Inc.	4,260	928,509
		$ 14,792,438
Semiconductors & Semiconductor Equipment — 7.5%
ASML Holding NV	18,467	$ 16,084,992
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Infineon Technologies AG	63,366	$ 2,198,993
Micron Technology, Inc.	65,353	7,382,275
NVIDIA Corp.	15,948	13,779,391
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,860	7,259,792
		$ 46,705,443
Software — 5.9%
Adobe, Inc.(1)	6,702	$ 3,101,887
Dassault Systemes SE	62,630	2,458,348
Intuit, Inc.	12,023	7,521,829
Microsoft Corp.(2)	60,019	23,367,197
		$ 36,449,261
Specialty Retail — 2.0%
Lowe's Cos., Inc.	17,778	$ 4,053,206
TJX Cos., Inc.	90,804	8,543,749
		$ 12,596,955
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	98,553	$ 16,786,532
		$ 16,786,532
Textiles, Apparel & Luxury Goods — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	6,332	$ 5,201,333
		$ 5,201,333
Trading Companies & Distributors — 1.8%
Ashtead Group PLC	33,715	$ 2,448,110
IMCD NV(1)	23,115	3,487,466
Rexel SA	206,247	5,345,890
		$ 11,281,466
Total Common Stocks (identified cost $390,386,251)		$613,442,643

8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	2,759,669	$ 2,759,669
Total Short-Term Investments (identified cost $2,759,669)		$ 2,759,669
Total Investments — 99.2% (identified cost $393,145,920)		$616,202,312
Other Assets, Less Liabilities — 0.8%		$ 4,986,219
Net Assets — 100.0%		$621,188,531
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	46.6%	$286,964,199
France	13.7	84,733,224
Switzerland	6.3	38,868,755
Germany	6.1	37,889,930
United Kingdom	5.8	35,476,151
Netherlands	5.1	31,189,366
Italy	3.8	23,284,108
Denmark	3.4	21,139,315
Spain	1.8	11,117,542
Taiwan	1.2	7,259,792
Sweden	1.2	7,147,081
Norway	1.0	6,054,031
Australia	0.9	5,780,513
Ireland	0.8	5,123,201
Japan	0.7	4,239,803
Bermuda	0.4	2,709,491
Belgium	0.4	2,374,047
Hong Kong	0.3	1,627,251
Finland	0.2	1,218,617
India	0.2	1,134,171
Canada	0.1	871,724
Total Investments	100.0%	$616,202,312
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	62,131,990	EUR	58,000,000	State Street Bank and Trust Company	5/31/24	$ 165,416	$ —
						$165,416	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	311	Long	6/21/24	$ 78,791,850	$ (1,807,332)
STOXX 600 Banks Index	(2,841)	Short	6/21/24	(29,402,013)	(3,021,942)
STOXX 600 Insurance Index	(1,062)	Short	6/21/24	(20,394,939)	(101,671)
STOXX Europe 600 Index	(1,112)	Short	6/21/24	(29,852,118)	(163,905)
					$(5,094,850)
Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $390,386,251)	$ 613,442,643
Affiliated investments, at value (identified cost $2,759,669)	2,759,669
Foreign currency, at value (identified cost $10,779)	10,706
Dividends receivable	2,714,123
Dividends receivable from affiliated investments	12,672
Receivable for investments sold	19,636,049
Receivable for Fund shares sold	378,052
Receivable for open forward foreign currency exchange contracts	165,416
Tax reclaims receivable	4,045,495
Trustees' deferred compensation plan	157,866
Total assets	$643,322,691
Liabilities
Payable for investments purchased	$ 20,021,610
Payable for Fund shares redeemed	381,482
Payable for variation margin on open futures contracts	687,563
Due to custodian	79,455
Payable to affiliates:
Investment adviser fee	333,880
Administration fee	77,754
Distribution and service fees	100,456
Trustees' deferred compensation plan	157,866
Accrued expenses	294,094
Total liabilities	$ 22,134,160
Net Assets	$621,188,531
Sources of Net Assets
Paid-in capital	$ 414,625,192
Distributable earnings	206,563,339
Net Assets	$621,188,531
Class A Shares
Net Assets	$ 412,716,232
Shares Outstanding	25,117,857
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.43
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 17.34
Class C Shares
Net Assets	$ 16,751,373
Shares Outstanding	1,022,078
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.39
Class I Shares
Net Assets	$ 191,720,926
Shares Outstanding	11,655,325
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.45
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $2,189,276)	$ 15,791,575
Dividend income from affiliated investments	37,207
Interest income	24,897
Other income	18,759
Total investment income	$ 15,872,438
Expenses
Investment adviser fee	$ 1,956,072
Administration fee	454,539
Distribution and service fees:
Class A	510,405
Class C	86,553
Trustees’ fees and expenses	19,473
Custodian fee	111,267
Transfer and dividend disbursing agent fees	129,909
Legal and accounting services	40,690
Printing and postage	26,936
Registration fees	25,831
Miscellaneous	71,020
Total expenses	$ 3,432,695
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 1,150
Total expense reductions	$ 1,150
Net expenses	$ 3,431,545
Net investment income	$ 12,440,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $60,973)	$ 16,711,990
Payment by affiliate for realized loss on disposal of investment not meeting investment guidelines	20,787
Futures contracts	(2,301,416)
Foreign currency transactions	(148,797)
Forward foreign currency exchange contracts	3,617,050
Net realized gain	$ 17,899,614
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $22,132)	$ 79,987,484
Futures contracts	(5,094,850)
Foreign currency	88,760
Forward foreign currency exchange contracts	165,416
Net change in unrealized appreciation (depreciation)	$ 75,146,810
Net realized and unrealized gain	$ 93,046,424
Net increase in net assets from operations	$105,487,317
12
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 12,440,893	$ 21,433,172
Net realized gain	17,899,614	13,357,325
Net change in unrealized appreciation (depreciation)	75,146,810	32,279,641
Net increase in net assets from operations	$105,487,317	$ 67,070,138
Distributions to shareholders:
Class A	$ (8,796,179)	$ (19,402,761)
Class C	(310,146)	(802,494)
Class I	(4,116,874)	(8,120,405)
Total distributions to shareholders	$ (13,223,199)	$ (28,325,660)
Transactions in shares of beneficial interest:
Class A	$ (22,521,795)	$ (11,380,258)
Class C	(1,931,337)	(5,611,408)
Class I	10,487,447	2,668,008
Net decrease in net assets from Fund share transactions	$ (13,965,685)	$ (14,323,658)
Net increase in net assets	$ 78,298,433	$ 24,420,820
Net Assets
At beginning of period	$ 542,890,098	$ 518,469,278
At end of period	$621,188,531	$542,890,098
13
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.020	$ 13.040	$ 17.640	$ 12.690	$ 12.730	$ 11.830
Income (Loss) From Operations
Net investment income(1)	$ 0.321	$ 0.545	$ 0.743	$ 0.390	$ 0.392	$ 0.494
Net realized and unrealized gain (loss)	2.434	1.156	(4.024)	4.992	—	0.838
Total income (loss) from operations	$ 2.755	$ 1.701	$ (3.281)	$ 5.382	$ 0.392	$ 1.332
Less Distributions
From net investment income	$ (0.345)	$ (0.721)	$ (0.644)	$ (0.432)	$ (0.432)	$ (0.432)
From net realized gain	—	—	(0.675)	—	—	—
Total distributions	$ (0.345)	$ (0.721)	$ (1.319)	$ (0.432)	$ (0.432)	$ (0.432)
Net asset value — End of period	$ 16.430	$ 14.020	$ 13.040	$ 17.640	$ 12.690	$ 12.730
Total Return(2)	19.73% (3)	13.10%	(19.65)%	42.80%	3.20%	11.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$412,716	$372,352	$356,746	$494,280	$357,048	$383,956
Ratios (as a percentage of average daily net assets):
Expenses	1.18% (4)(5)	1.20% (5)	1.18% (5)	1.16%	1.20%	1.22%
Net investment income	4.01% (4)	3.80%	4.97%	2.41%	3.09%	4.08%
Portfolio Turnover	63% (3)	107%	99%	56%	173%	128%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
14
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 13.980	$ 13.010	$ 17.590	$ 12.650	$ 12.700	$ 11.800
Income (Loss) From Operations
Net investment income(1)	$ 0.255	$ 0.421	$ 0.612	$ 0.248	$ 0.300	$ 0.312
Net realized and unrealized gain (loss)	2.440	1.161	(3.990)	5.003	(0.014)	0.927
Total income (loss) from operations	$ 2.695	$ 1.582	$ (3.378)	$ 5.251	$ 0.286	$ 1.239
Less Distributions
From net investment income	$ (0.285)	$ (0.612)	$ (0.527)	$ (0.311)	$ (0.336)	$ (0.339)
From net realized gain	—	—	(0.675)	—	—	—
Total distributions	$ (0.285)	$ (0.612)	$ (1.202)	$ (0.311)	$ (0.336)	$ (0.339)
Net asset value — End of period	$16.390	$13.980	$13.010	$17.590	$12.650	$12.700
Total Return(2)	19.34% (3)	12.20%	(20.22)%	41.79%	2.34%	10.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 16,751	$ 15,979	$ 20,044	$ 31,961	$ 42,936	$ 72,014
Ratios (as a percentage of average daily net assets):
Expenses	1.93% (4)(5)	1.95% (5)	1.94% (5)	1.92%	1.96%	1.97%
Net investment income	3.20% (4)	2.96%	4.08%	1.55%	2.38%	2.62%
Portfolio Turnover	63% (3)	107%	99%	56%	173%	128%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
15
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.030	$ 13.050	$ 17.650	$ 12.700	$ 12.750	$ 11.850
Income (Loss) From Operations
Net investment income(1)	$ 0.352	$ 0.577	$ 0.788	$ 0.424	$ 0.424	$ 0.503
Net realized and unrealized gain (loss)	2.433	1.160	(4.032)	4.998	(0.010)	0.859
Total income (loss) from operations	$ 2.785	$ 1.737	$ (3.244)	$ 5.422	$ 0.414	$ 1.362
Less Distributions
From net investment income	$ (0.365)	$ (0.757)	$ (0.681)	$ (0.472)	$ (0.464)	$ (0.462)
From net realized gain	—	—	(0.675)	—	—	—
Total distributions	$ (0.365)	$ (0.757)	$ (1.356)	$ (0.472)	$ (0.464)	$ (0.462)
Net asset value — End of period	$ 16.450	$ 14.030	$ 13.050	$ 17.650	$ 12.700	$ 12.750
Total Return(2)	19.94% (3)	13.38%	(19.44)%	43.12%	3.38%	11.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$191,721	$154,559	$141,680	$188,245	$151,266	$177,646
Ratios (as a percentage of average daily net assets):
Expenses	0.93% (4)(5)	0.95% (5)	0.93% (5)	0.91%	0.95%	0.97%
Net investment income	4.39% (4)	4.03%	5.26%	2.63%	3.34%	4.16%
Portfolio Turnover	63% (3)	107%	99%	56%	173%	128%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
16
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
17

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended April 30, 2024, the Fund recorded income of $17,459 for previously withheld foreign taxes from Sweden of which $6,586 was received and $10,873 is unpaid. Such amounts are included in Other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering
18

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $20,442,053 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $20,442,053 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 402,245,993
Gross unrealized appreciation	$ 223,335,279
Gross unrealized depreciation	(14,308,394)
Net unrealized appreciation	$ 209,026,885
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended April 30, 2024, the Fund’s investment adviser fee amounted to $1,956,072 or 0.64% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $1,150 relating to the Fund's investment in the Liquidity Fund.
19

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2024, the administration fee amounted to $454,539.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $16,913 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,978 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
During the six months ended April 30, 2024, EVM reimbursed the Fund $20,787 for a net realized loss on the sale of an investment security not meeting the Fund's investment guidelines. The reimbursement had no significant impact on total return for each class.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the  terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $510,405 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $64,915 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $21,638 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $299 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $379,051,874 and $401,404,285, respectively, for the six months ended April 30, 2024.
20

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	524,144	$ 8,287,312	917,870	$ 13,169,060
Issued to shareholders electing to receive payments of distributions in Fund shares	478,748	7,681,213	1,149,976	16,316,413
Redemptions	(2,449,475)	(38,490,320)	(2,859,448)	(40,865,731)
Net decrease	(1,446,583)	$(22,521,795)	(791,602)	$(11,380,258)
Class C
Sales	72,411	$ 1,146,584	82,510	$ 1,190,290
Issued to shareholders electing to receive payments of distributions in Fund shares	18,537	296,642	53,453	753,168
Redemptions	(211,666)	(3,374,563)	(533,903)	(7,554,866)
Net decrease	(120,718)	$ (1,931,337)	(397,940)	$ (5,611,408)
Class I
Sales	1,078,130	$ 17,510,226	1,283,369	$ 18,585,934
Issued to shareholders electing to receive payments of distributions in Fund shares	253,259	4,070,054	563,960	8,014,130
Redemptions	(690,686)	(11,092,833)	(1,685,724)	(23,932,056)
Net increase	640,703	$ 10,487,447	161,605	$ 2,668,008
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2024, the Fund had no open derivatives with credit-related contingent features in a net liability position.
21

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$ —	$ (5,094,850)(1)
Foreign Exchange	Forward foreign currency exchange contracts	165,416 (2)	—
Total		$165,416	$(5,094,850)
Derivatives not subject to master netting or similar agreements		$ —	$(5,094,850)
Total Derivatives subject to master netting or similar agreements		$165,416	$ —
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$165,416	$ —	$ —	$ —	$165,416
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
22

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Equity Price	Futures contracts	$ —	$ (5,094,850)
Foreign Exchange	Forward foreign currency exchange contracts	3,617,050	165,416
Total		$3,617,050	$(4,929,434)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts and Forward foreign currency exchange contracts, respectively.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$43,791,000	$42,901,000	$17,192,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
10  Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,759,669, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,545,621	$52,821,864	$(53,607,816)	$ —	$ —	$2,759,669	$37,207	2,759,669
23

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 30,109,441	$ 3,341,918	$ —	$ 33,451,359
Consumer Discretionary	29,721,255	37,863,305	—	67,584,560
Consumer Staples	2,504,417	12,415,455	—	14,919,872
Energy	23,853,856	—	—	23,853,856
Financials	49,280,086	112,300,590	—	161,580,676
Health Care	50,130,763	32,235,762	—	82,366,525
Industrials	20,575,676	58,617,539	—	79,193,215
Information Technology	90,432,817	23,352,552	—	113,785,369
Materials	1,253,198	16,382,917	—	17,636,115
Real Estate	770,491	—	—	770,491
Utilities	1,536,738	16,763,867	—	18,300,605
Total Common Stocks	$ 300,168,738	$ 313,273,905*	$ —	$ 613,442,643
Short-Term Investments	$ 2,759,669	$ —	$ —	$ 2,759,669
Total Investments	$ 302,928,407	$ 313,273,905	$ —	$ 616,202,312
Forward Foreign Currency Exchange Contracts	$ —	$ 165,416	$ —	$ 165,416
Total	$ 302,928,407	$ 313,439,321	$ —	$ 616,367,728
Liability Description
Futures Contracts	$ (5,094,850)	$ —	$ —	$ (5,094,850)
Total	$ (5,094,850)	$ —	$ —	$ (5,094,850)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
24

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
25

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
26

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
28

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7732    4.30.24

Parametric
Tax-Managed International Equity Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semi-Annual Report April 30, 2024
Parametric
Tax-Managed International Equity Fund

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Performance

Portfolio Manager(s) Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1998	04/22/1998	13.74%	3.53%	4.06%	3.59%
Class A with 5.25% Maximum Sales Charge	—	—	7.74	(1.93)	2.94	3.04
Class C at NAV	04/22/1998	04/22/1998	13.36	2.78	3.30	2.97
Class C with 1% Maximum Deferred Sales Charge	—	—	12.36	1.78	3.30	2.97
Class I at NAV	09/02/2008	04/22/1998	13.86	3.79	4.33	3.86

MSCI EAFE Index	—	—	18.63%	9.28%	6.17%	4.37%
% After-Tax Returns with Maximum Sales Charge[2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	04/22/1998	04/22/1998	(2.22)%	2.80%	2.89%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(0.45)	2.58	2.64
Class C After Taxes on Distributions	04/22/1998	04/22/1998	1.68	3.37	2.93
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	1.67	2.88	2.57
Class I After Taxes on Distributions	09/02/2008	04/22/1998	3.43	4.14	3.66
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	3.03	3.69	3.31
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.42%	2.17%	1.17%
Net	1.05	1.80	0.80
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Novo Nordisk AS, Class B	1.2%
Cie Financiere Richemont SA, Class A	1.1
Nestle SA	1.0
SAP SE	1.0
Air Liquide SA	0.9
TotalEnergies SE	0.9
AstraZeneca PLC	0.9
E.ON SE	0.9
Engie SA	0.8
ASML Holding NV	0.8
Total	9.5%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
[1]	Excludes cash and cash equivalents.
3

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,137.40	$5.58**	1.05%
Class C	$1,000.00	$1,133.60	$9.55**	1.80%
Class I	$1,000.00	$1,138.60	$4.25**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.64	$5.27**	1.05%
Class C	$1,000.00	$1,015.91	$9.02**	1.80%
Class I	$1,000.00	$1,020.89	$4.02**	0.80%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Tax-Managed International Equity Portfolio, at value (identified cost $31,377,971)	$ 36,237,922
Receivable for Fund shares sold	69,814
Receivable from affiliates	29,069
Total assets	$36,336,805
Liabilities
Payable for Fund shares redeemed	$ 75
Payable to affiliates:
Distribution and service fees	3,834
Trustees' fees	42
Payable for custodian fee	13,403
Payable for legal and accounting services	14,474
Payable for printing and postage	3,646
Accrued expenses	2,764
Total liabilities	$ 38,238
Net Assets	$36,298,567
Sources of Net Assets
Paid-in capital	$ 33,446,977
Distributable earnings	2,851,590
Net Assets	$36,298,567
Class A Shares
Net Assets	$ 17,564,347
Shares Outstanding	1,445,206
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.15
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 12.82
Class C Shares
Net Assets	$ 157,755
Shares Outstanding	13,628
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.58
Class I Shares
Net Assets	$ 18,576,465
Shares Outstanding	1,533,914
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.11
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $77,515)	$ 555,020
Securities lending income allocated from Portfolio, net	17,006
Expenses allocated from Portfolio	(133,622)
Total investment income from Portfolio	$ 438,404
Expenses
Distribution and service fees:
Class A	$ 21,944
Class C	787
Trustees’ fees and expenses	250
Custodian fee	11,906
Transfer and dividend disbursing agent fees	27,882
Legal and accounting services	18,766
Printing and postage	5,382
Registration fees	25,034
Miscellaneous	5,480
Total expenses	$ 117,431
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 82,149
Total expense reductions	$ 82,149
Net expenses	$ 35,282
Net investment income	$ 403,122
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (537,128)
Foreign currency transactions	3,629
Net realized loss	$ (533,499)
Change in unrealized appreciation (depreciation):
Investments	$ 4,785,085
Foreign currency	(2,718)
Net change in unrealized appreciation (depreciation)	$4,782,367
Net realized and unrealized gain	$4,248,868
Net increase in net assets from operations	$4,651,990
7
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 403,122	$ 919,404
Net realized gain (loss)	(533,499)	87,590
Net change in unrealized appreciation (depreciation)	4,782,367	3,183,075
Net increase in net assets from operations	$ 4,651,990	$ 4,190,069
Distributions to shareholders:
Class A	$ (442,659)	$ (296,735)
Class C	(2,731)	(2,201)
Class I	(533,187)	(362,220)
Total distributions to shareholders	$ (978,577)	$ (661,156)
Transactions in shares of beneficial interest:
Class A	$ (345,277)	$ (1,115,426)
Class C	(1,391)	(92,237)
Class I	(949,432)	(1,799,797)
Net decrease in net assets from Fund share transactions	$ (1,296,100)	$ (3,007,460)
Net increase in net assets	$ 2,377,313	$ 521,453
Net Assets
At beginning of period	$ 33,921,254	$ 33,399,801
At end of period	$36,298,567	$33,921,254
8
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.950	$ 9.900	$13.550	$ 10.480	$ 11.330	$ 10.370
Income (Loss) From Operations
Net investment income(1)	$ 0.126	$ 0.277	$ 0.230	$ 0.250	$ 0.147	$ 0.242
Net realized and unrealized gain (loss)	1.379	0.964	(3.606)	2.955	(0.738)	0.887
Total income (loss) from operations	$ 1.505	$ 1.241	$ (3.376)	$ 3.205	$ (0.591)	$ 1.129
Less Distributions
From net investment income	$ (0.305)	$ (0.191)	$ (0.274)	$ (0.135)	$ (0.259)	$ (0.169)
Total distributions	$ (0.305)	$ (0.191)	$ (0.274)	$ (0.135)	$ (0.259)	$ (0.169)
Net asset value — End of period	$12.150	$10.950	$ 9.900	$13.550	$10.480	$11.330
Total Return(2)(3)	13.74% (4)	12.54%	(25.40)%	30.73%	(5.41)%	11.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 17,564	$ 16,226	$15,637	$ 22,264	$ 18,165	$ 21,757
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.05% (6)(7)	1.05% (6)	1.05% (6)	1.05%	1.05%	1.05%
Net investment income	2.11% (7)	2.41%	1.97%	1.93%	1.37%	2.26%
Portfolio Turnover of the Portfolio	11% (4)	36%	22%	23%	10%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.45%, 0.37%, 0.41%, 0.34%, 0.45% and 0.51% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(7)	Annualized.
9
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.390	$ 9.390	$12.840	$ 9.900	$10.690	$ 9.770
Income (Loss) From Operations
Net investment income(1)	$ 0.077	$ 0.169	$ 0.133	$ 0.133	$ 0.062	$ 0.119
Net realized and unrealized gain (loss)	1.312	0.931	(3.431)	2.807	(0.701)	0.886
Total income (loss) from operations	$ 1.389	$ 1.100	$ (3.298)	$ 2.940	$ (0.639)	$ 1.005
Less Distributions
From net investment income	$ (0.199)	$ (0.100)	$ (0.152)	$ —	$ (0.151)	$ (0.085)
Total distributions	$ (0.199)	$ (0.100)	$ (0.152)	$ —	$ (0.151)	$ (0.085)
Net asset value — End of period	$11.580	$10.390	$ 9.390	$12.840	$ 9.900	$10.690
Total Return(2)(3)	13.36% (4)	11.71%	(25.98)%	29.70%	(6.11)%	10.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 158	$ 143	$ 209	$ 419	$ 598	$ 1,862
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.80% (6)(7)	1.80% (6)	1.80% (6)	1.80%	1.80%	1.80%
Net investment income	1.35% (7)	1.55%	1.19%	1.09%	0.62%	1.20%
Portfolio Turnover of the Portfolio	11% (4)	36%	22%	23%	10%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.45%, 0.37%, 0.41%, 0.34%, 0.45% and 0.51% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(7)	Annualized.
10
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.930	$ 9.880	$13.520	$ 10.460	$ 11.310	$ 10.350
Income (Loss) From Operations
Net investment income(1)	$ 0.138	$ 0.303	$ 0.260	$ 0.289	$ 0.173	$ 0.264
Net realized and unrealized gain (loss)	1.377	0.967	(3.592)	2.934	(0.736)	0.895
Total income (loss) from operations	$ 1.515	$ 1.270	$ (3.332)	$ 3.223	$ (0.563)	$ 1.159
Less Distributions
From net investment income	$ (0.335)	$ (0.220)	$ (0.308)	$ (0.163)	$ (0.287)	$ (0.199)
Total distributions	$ (0.335)	$ (0.220)	$ (0.308)	$ (0.163)	$ (0.287)	$ (0.199)
Net asset value — End of period	$12.110	$10.930	$ 9.880	$13.520	$10.460	$11.310
Total Return(2)(3)	13.86% (4)	12.87%	(25.19)%	30.99%	(5.19)%	11.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 18,576	$ 17,552	$17,554	$ 16,335	$ 11,560	$ 13,301
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.80% (6)(7)	0.80% (6)	0.80% (6)	0.80%	0.80%	0.80%
Net investment income	2.31% (7)	2.64%	2.27%	2.23%	1.62%	2.48%
Portfolio Turnover of the Portfolio	11% (4)	36%	22%	23%	10%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.45%, 0.37%, 0.41%, 0.34%, 0.45% and 0.51% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(7)	Annualized.
11
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on April 29, 2022, and only for such shareholders' accounts established prior to such date. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (52.7% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $1,465,203 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $674,070 are short-term and $791,133 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5.0 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley.  EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, EVM and Parametric were allocated $82,149 in total of the Fund’s operating expenses for the six months ended April 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $7,844 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $21,944 for Class A shares.
13

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $590 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $197 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareolders.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $560,295 and $2,983,498, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	265,271	$ 3,256,745	8,655	$ 99,080
Issued to shareholders electing to receive payments of distributions in Fund shares	33,690	409,670	25,064	273,696
Redemptions	(335,364)	(4,011,692)	(132,188)	(1,488,202)
Net decrease	(36,403)	$ (345,277)	(98,469)	$(1,115,426)
Class C
Sales	524	$ 5,997	1,317	$ 14,422
Issued to shareholders electing to receive payments of distributions in Fund shares	227	2,635	206	2,152
Redemptions	(872)	(10,023)	(9,997)	(108,811)
Net decrease	(121)	$ (1,391)	(8,474)	$ (92,237)
14

Parametric
Tax-Managed International Equity Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	364,639	$ 4,360,258	281,604	$ 3,251,778
Issued to shareholders electing to receive payments of distributions in Fund shares	42,923	519,796	32,490	353,494
Redemptions	(479,766)	(5,829,486)	(485,147)	(5,405,069)
Net decrease	(72,204)	$ (949,432)	(171,053)	$(1,799,797)
15

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Australia — 8.2%
AGL Energy Ltd.	19,216	$ 117,036
Altium Ltd.(1)	3,632	153,451
Aristocrat Leisure Ltd.	1,761	44,941
ASX Ltd.(1)	1,525	62,296
Atlas Arteria Ltd.(1)	13,938	46,420
Aurizon Holdings Ltd.	14,009	34,410
Aussie Broadband Ltd.(1)(2)	16,900	40,310
BHP Group Ltd.(1)	9,711	266,335
Brambles Ltd.	17,422	163,900
CAR Group Ltd.	8,634	187,215
Centuria Industrial REIT(1)	14,596	29,803
Charter Hall Long Wale REIT(1)	17,564	37,991
Charter Hall Retail REIT(1)	18,162	38,753
Codan Ltd.	4,717	33,244
Coles Group Ltd.	13,689	142,766
Commonwealth Bank of Australia	2,648	194,018
Computershare Ltd.	7,415	130,269
CSL Ltd.	2,969	527,520
Data#3 Ltd.	7,498	36,879
Dexus (1)	9,470	43,015
Elders Ltd.(1)	5,348	29,057
Endeavour Group Ltd.(1)	13,721	47,185
GrainCorp Ltd., Class A(1)	5,357	29,435
Hansen Technologies Ltd.	14,633	44,341
HomeCo Daily Needs REIT(1)(3)	42,841	33,589
Incitec Pivot Ltd.	22,926	41,166
IRESS Ltd.(1)(2)	7,406	40,476
Lottery Corp. Ltd.	39,582	123,476
Medibank Pvt Ltd.	16,474	37,756
Mirvac Group(1)	41,842	54,824
National Australia Bank Ltd.	6,485	140,579
National Storage REIT(1)	24,990	34,459
New Hope Corp. Ltd.(1)	6,072	17,664
NEXTDC Ltd.(1)(2)	11,247	119,392
Northern Star Resources Ltd.	2,453	23,251
Orica Ltd.(1)	4,147	48,017
Origin Energy Ltd.	36,919	233,011
QBE Insurance Group Ltd.	5,122	58,590
Region RE Ltd.(1)	30,802	43,180
Rio Tinto Ltd.(1)	1,729	143,895
Santos Ltd.	29,201	143,300
Scentre Group(1)	43,799	88,695
Stockland (1)	21,890	62,017
Suncorp Group Ltd.	5,349	57,130
Security	Shares	Value
Australia (continued)
Tabcorp Holdings Ltd.(1)	88,897	$ 41,712
Technology One Ltd.	8,485	87,881
Telstra Group Ltd.	81,013	191,402
TPG Telecom Ltd.(1)	26,625	76,953
Transurban Group(1)	22,607	181,499
Vicinity Ltd.	39,555	48,438
Viva Energy Group Ltd.(4)	12,311	26,955
Weebit Nano Ltd.(1)(2)	7,492	15,065
Wesfarmers Ltd.	8,581	367,603
Whitehaven Coal Ltd.	7,762	38,395
Woodside Energy Group Ltd.	14,983	268,450
Woolworths Group Ltd.	13,266	272,180
Yancoal Australia Ltd.(1)	6,032	21,534
		$ 5,663,124
Austria — 1.1%
ams-OSRAM AG(2)	11,066	$ 13,291
ANDRITZ AG(1)	1,285	70,140
AT&S Austria Technologie & Systemtechnik AG(1)	1,360	30,200
BAWAG Group AG(4)	407	24,302
CA Immobilien Anlagen AG(1)	2,850	92,701
Erste Group Bank AG	2,269	105,815
Kontron AG	1,758	35,389
Mayr Melnhof Karton AG(1)	268	32,072
Oesterreichische Post AG	584	18,605
OMV AG	1,834	87,026
PIERER Mobility AG(1)	420	16,603
RHI Magnesita NV	436	19,614
Telekom Austria AG(1)	8,000	68,713
Verbund AG(1)	1,207	92,204
voestalpine AG(1)	1,326	35,411
		$ 742,086
Belgium — 2.1%
Ackermans & van Haaren NV	948	$ 162,949
Aedifica SA	737	47,093
Ageas SA	1,164	53,429
Anheuser-Busch InBev SA	2,419	144,593
Argenx SE(2)	53	19,799
Colruyt Group NV	478	22,113
D'ieteren Group	715	154,242
Elia Group SA(1)	1,018	98,015
Groupe Bruxelles Lambert NV	210	15,588
KBC Group NV	1,598	118,706
Melexis NV(1)	896	74,875
Montea NV	566	48,525

16
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Proximus SADP	7,803	$ 57,490
Retail Estates NV	587	40,972
Solvay SA(1)	1,865	60,246
Syensqo SA(2)	1,127	104,463
UCB SA(1)	1,600	212,176
Xior Student Housing NV(3)	1,167	34,719
		$ 1,469,993
Bermuda — 0.1%
First Pacific Co. Ltd.	108,000	$ 50,509
		$ 50,509
Denmark — 4.2%
Carlsberg AS, Class B	2,327	$ 313,011
D/S Norden AS	671	28,293
Danske Bank AS(1)	9,592	276,125
DSV AS	1,212	172,188
FLSmidth & Co. AS(1)	866	43,216
ISS AS(1)	2,025	37,915
Matas AS	1,729	27,852
Novo Nordisk AS, Class B(1)	6,511	834,985
Novonesis (Novozymes) B, Class B	7,287	403,530
Orsted AS(1)(2)(4)	2,785	153,059
Pandora AS	2,118	322,359
Scandinavian Tobacco Group AS(4)	5,079	82,047
Topdanmark AS	1,587	66,208
TORM PLC, Class A(1)	907	31,331
Tryg AS(1)	6,518	129,006
		$ 2,921,125
Finland — 2.0%
Citycon OYJ	3,632	$ 14,859
Elisa OYJ	2,763	124,582
Fortum OYJ	10,228	134,778
Huhtamaki OYJ(1)	495	18,970
Kesko OYJ, Class B	7,282	124,321
Kojamo OYJ(1)(2)	3,939	43,513
Kone OYJ, Class B	2,736	133,372
Neste OYJ	4,627	104,890
Nokia OYJ	31,287	113,739
Nordea Bank Abp	13,924	161,856
Orion OYJ, Class B(1)	3,362	128,375
Puuilo OYJ	2,988	32,555
TietoEVRY OYJ(1)	956	18,041
Tokmanni Group Corp.(1)	4,468	67,805
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	3,802	$ 133,241
YIT OYJ(1)	9,254	19,210
		$ 1,374,107
France — 8.7%
Air Liquide SA	3,247	$ 635,044
Airbus SE	780	128,355
AXA SA(1)	6,703	231,599
BNP Paribas SA	3,328	239,489
Bollore SE	24,936	161,853
Bouygues SA(1)	1,100	40,541
Bureau Veritas SA	921	26,862
Capgemini SE	1,229	258,312
Carmila SA	1,759	29,552
Carrefour SA	5,094	85,698
Cie Generale des Etablissements Michelin SCA	2,492	95,739
Credit Agricole SA	2,845	44,021
Danone SA	2,980	186,510
Dassault Systemes SE	5,415	212,549
Edenred SE	1,068	50,679
Eiffage SA	269	28,702
Engie SA(1)(2)	33,313	578,334
Getlink SE	2,197	37,401
Klepierre SA	4,222	113,371
L'Oreal SA	540	253,181
LVMH Moet Hennessy Louis Vuitton SE	596	489,576
Mercialys SA(1)	6,224	67,370
Nexity SA	2,880	32,302
Orange SA	30,552	340,052
Quadient SA	948	18,141
Safran SA	556	120,559
Sanofi SA	5,574	550,672
Sopra Steria Group	385	84,299
Thales SA	600	100,840
TotalEnergies SE	8,164	592,696
Vinci SA	1,159	135,807
		$ 5,970,106
Germany — 8.6%
Allianz SE	1,068	$ 303,082
BASF SE	3,177	166,464
Bayer AG	4,632	135,119
Bayerische Motoren Werke AG	1,291	140,654
Bayerische Motoren Werke AG, PFC Shares	792	81,379
Brenntag SE	725	57,857
Covestro AG(2)(4)	1,672	83,741

17
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Daimler Truck Holding AG	1,859	$ 83,834
Deutsche Boerse AG	659	127,050
Deutsche Lufthansa AG(2)	5,121	36,649
Deutsche Telekom AG	24,422	559,400
Deutsche Wohnen SE	2,022	38,146
E.ON SE	43,992	582,541
Fresenius Medical Care AG	1,941	81,721
Fresenius SE & Co. KGaA	3,336	99,547
FUCHS SE, PFC Shares	495	23,116
GEA Group AG(2)	1,075	43,387
Grand City Properties SA(2)	3,999	44,660
Hamborner REIT AG	9,515	64,921
Hannover Rueck SE	220	54,570
Heidelberg Materials AG	1,493	150,249
Henkel AG & Co. KGaA	2,701	194,225
Henkel AG & Co. KGaA, PFC Shares	3,830	304,262
Knorr-Bremse AG	398	29,534
LEG Immobilien SE(2)	1,939	164,598
Mercedes-Benz Group AG	2,924	221,174
MTU Aero Engines AG	190	45,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	361	158,771
QIAGEN NV(2)	1,682	70,226
Rheinmetall AG	216	119,026
SAP SE	3,795	685,252
Siemens AG	1,574	294,863
Suedzucker AG	9,335	133,235
Symrise AG	1,413	151,462
Talanx AG	431	32,417
Volkswagen AG, PFC Shares	790	96,779
Vonovia SE	8,759	253,100
		$ 5,912,785
Hong Kong — 4.2%
AIA Group Ltd.	37,200	$ 272,466
ASMPT Ltd.	6,100	75,809
Bank of East Asia Ltd.	52,200	65,725
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	21,000	25,559
BOC Hong Kong Holdings Ltd.	11,500	35,249
Budweiser Brewing Co. APAC Ltd.(4)	17,700	24,624
Cathay Pacific Airways Ltd.(1)	81,000	87,200
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	128,000	69,699
Chow Sang Sang Holdings International Ltd.	42,000	45,124
Chow Tai Fook Jewellery Group Ltd.	59,000	80,278
CK Asset Holdings Ltd.	13,500	57,585
CK Hutchison Holdings Ltd.	22,500	109,277
Security	Shares	Value
Hong Kong (continued)
CLP Holdings Ltd.	23,000	$ 180,919
C-Mer Eye Care Holdings Ltd.(2)(3)	44,000	16,581
DFI Retail Group Holdings Ltd.	23,400	45,435
Galaxy Entertainment Group Ltd.	20,000	89,738
Giordano International Ltd.	154,000	39,301
Hang Lung Group Ltd.	75,000	88,997
Hang Seng Bank Ltd.	6,200	81,757
HK Electric Investments & HK Electric Investments Ltd.(3)	154,000	92,127
HKT Trust & HKT Ltd.	199,000	219,691
Hong Kong Resources Holdings Co. Ltd.(2)	984	119
Hongkong Land Holdings Ltd.	6,900	22,047
Hutchison Telecommunications Hong Kong Holdings Ltd.	238,000	31,307
Jardine Matheson Holdings Ltd.	2,900	110,981
Luk Fook Holdings International Ltd.	24,000	57,537
MTR Corp. Ltd.	7,500	24,648
NWS Holdings Ltd.	96,000	81,153
Orbusneich Medical Group Holdings Ltd.(2)	18,500	8,814
PAX Global Technology Ltd.	75,000	62,751
Power Assets Holdings Ltd.	30,000	172,085
Sino Land Co. Ltd.	22,000	23,522
Sun Hung Kai Properties Ltd.	14,500	133,762
Swire Pacific Ltd., Class B	37,500	50,947
Vitasoy International Holdings Ltd.	30,000	22,391
VSTECS Holdings Ltd.	60,000	38,206
VTech Holdings Ltd.	10,000	57,802
Wharf Holdings Ltd.(1)	17,000	54,695
Yue Yuen Industrial Holdings Ltd.	57,500	101,807
		$ 2,857,715
Ireland — 1.7%
Bank of Ireland Group PLC	24,074	$ 256,856
CRH PLC	3,349	259,349
DCC PLC	2,298	156,932
Fineos Corp. Ltd. CDI(2)	16,777	19,528
ICON PLC(2)	816	243,070
Irish Residential Properties REIT PLC	33,524	35,424
Kerry Group PLC, Class A	2,357	202,840
		$ 1,173,999
Israel — 2.0%
Amot Investments Ltd.	5,499	$ 23,064
Azrieli Group Ltd.	509	32,749
Bank Hapoalim BM	6,278	56,555
Bank Leumi Le-Israel BM	7,076	55,137
Bezeq The Israeli Telecommunication Corp. Ltd.	74,540	92,365
Check Point Software Technologies Ltd.(2)	385	57,527

18
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Israel (continued)
Delek Automotive Systems Ltd.	5,228	$ 29,449
Delek Group Ltd.	592	69,538
Elbit Systems Ltd.	375	76,334
Enlight Renewable Energy Ltd.(2)	4,083	65,624
Fattal Holdings 1998 Ltd.(2)	339	41,129
Fox Wizel Ltd.	492	39,065
Hilan Ltd.	404	22,681
ICL Group Ltd.	25,308	118,795
Maytronics Ltd.	2,874	24,569
Melisron Ltd.	379	25,999
Nice Ltd.(2)	248	55,455
Nova Ltd.(2)	138	23,354
Oil Refineries Ltd.	76,583	22,189
OPC Energy Ltd.(2)	4,225	31,740
OY Nofar Energy Ltd.(2)	1,707	42,576
Partner Communications Co. Ltd.(2)	9,362	43,754
Plus500 Ltd.	1,094	29,592
Reit 1 Ltd.	4,966	19,959
Shapir Engineering & Industry Ltd.(2)	3,467	18,914
Shufersal Ltd.	11,960	78,745
Strauss Group Ltd.	2,438	44,785
Teva Pharmaceutical Industries Ltd. ADR(2)	10,532	147,975
		$ 1,389,618
Italy — 4.2%
Assicurazioni Generali SpA	4,184	$ 102,016
Banca Popolare di Sondrio SpA	2,091	17,470
Banco BPM SpA(1)	5,911	38,809
BPER Banca SpA	5,464	28,376
Buzzi SpA	2,134	76,889
Cementir Holding NV	1,427	15,110
Davide Campari-Milano NV	14,115	141,556
De’Longhi SpA	1,200	39,351
Enav SpA(4)	5,309	21,834
Enel SpA	40,123	263,706
Eni SpA	21,987	353,148
Ferrari NV	355	146,002
Infrastrutture Wireless Italiane SpA(4)	17,191	184,235
Italgas SpA	7,381	40,914
Italmobiliare SpA	1,360	50,029
Leonardo SpA	5,068	116,473
Prysmian SpA	3,762	204,120
RAI Way SpA(4)	4,122	23,409
Recordati Industria Chimica e Farmaceutica SpA	4,029	214,397
Stellantis NV(1)	6,033	133,489
Stevanato Group SpA(1)	1,200	33,648
Security	Shares	Value
Italy (continued)
STMicroelectronics NV	7,572	$ 300,029
Technogym SpA(4)	2,741	25,849
Terna - Rete Elettrica Nazionale	8,968	71,851
UniCredit SpA	5,306	194,753
UnipolSai Assicurazioni SpA	10,716	30,683
		$ 2,868,146
Japan — 12.7%
Activia Properties, Inc.	16	$ 39,711
Advance Residence Investment Corp.	34	73,508
Aeon Co. Ltd.(1)	4,300	89,906
Air Water, Inc.	2,000	30,030
Alfresa Holdings Corp.	3,600	53,350
ANA Holdings, Inc.	1,100	20,891
Asahi Kasei Corp.	8,100	56,474
Astellas Pharma, Inc.	1,300	12,477
Bandai Namco Holdings, Inc.	2,400	44,844
Bridgestone Corp.	1,600	70,603
Canon, Inc.	1,500	40,598
Central Japan Railway Co.	1,500	34,302
Chubu Electric Power Co., Inc.	8,600	110,389
Concordia Financial Group Ltd.	10,800	58,192
Daicel Corp.	3,900	36,224
Daiichi Sankyo Co. Ltd.	6,400	215,409
Daiwa House Industry Co. Ltd.	5,600	157,578
East Japan Railway Co.	2,700	49,488
Electric Power Development Co. Ltd.	2,500	42,467
ENEOS Holdings, Inc.	31,200	144,151
FUJIFILM Holdings Corp.	1,500	31,909
Fujitsu Ltd.	3,000	46,344
Fukuoka Financial Group, Inc.	1,600	42,500
Hamamatsu Photonics KK	700	25,649
Hirose Electric Co. Ltd.	315	33,436
Honda Motor Co. Ltd.	5,700	64,852
Inpex Corp.	5,000	74,899
Invincible Investment Corp.	167	74,823
ITOCHU Corp.(1)	1,900	85,718
Iwatani Corp.	1,800	102,208
Japan Hotel REIT Investment Corp.	145	76,197
Japan Logistics Fund, Inc.	29	51,708
Japan Metropolitan Fund Investment Corp.	93	56,147
Japan Post Bank Co. Ltd.	6,000	60,902
Japan Post Holdings Co. Ltd.	7,500	72,025
Japan Prime Realty Investment Corp.	22	47,605
Japan Real Estate Investment Corp.	4	13,565
Japan Tobacco, Inc.	4,100	110,297

19
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
JFE Holdings, Inc.	1,900	$ 28,359
Kansai Electric Power Co., Inc.	7,200	107,852
Kansai Paint Co. Ltd.	3,300	42,960
Kao Corp.	2,100	86,630
KDDI Corp.	6,400	177,592
KDX Realty Investment Corp.(1)	15	14,795
Keyence Corp.	400	175,908
Kintetsu Group Holdings Co. Ltd.	800	20,567
Kirin Holdings Co. Ltd.	3,800	55,471
Kobe Steel Ltd.	3,000	36,617
Komatsu Ltd.	2,200	65,684
Kuraray Co. Ltd.	2,300	25,482
Kyocera Corp.	3,600	43,879
Kyowa Kirin Co. Ltd.	3,500	58,778
Lion Corp.	5,400	48,427
Marubeni Corp.	3,400	60,576
Maruichi Steel Tube Ltd.	1,200	30,898
MatsukiyoCocokara & Co.	2,700	38,288
Medipal Holdings Corp.	4,700	73,710
MEIJI Holdings Co. Ltd.	1,600	35,799
Mitsubishi Chemical Group Corp.	10,000	58,339
Mitsubishi Corp.	4,200	96,052
Mitsubishi Electric Corp.	3,200	55,776
Mitsubishi HC Capital, Inc.	6,100	39,504
Mitsubishi Heavy Industries Ltd.	6,000	53,647
Mitsui & Co. Ltd.	1,800	86,896
Mitsui Chemicals, Inc.	1,300	37,002
Mitsui OSK Lines Ltd.(1)	1,100	34,914
Mizuho Financial Group, Inc.	5,630	108,823
MS&AD Insurance Group Holdings, Inc.	5,400	97,087
Murata Manufacturing Co. Ltd.	4,500	82,225
NEC Corp.	1,500	108,603
NH Foods Ltd.	1,600	52,634
Nihon Kohden Corp.	1,000	27,188
Nintendo Co. Ltd.	6,000	292,614
Nippon Accommodations Fund, Inc.	8	33,316
Nippon Building Fund, Inc.	5	19,104
Nippon Shokubai Co. Ltd.	2,400	22,812
Nippon Steel Corp.	4,400	98,643
Nippon Telegraph & Telephone Corp.	180,100	194,447
Nippon Yusen KK	1,200	34,069
Nisshin Seifun Group, Inc.	4,900	63,920
Nissin Foods Holdings Co. Ltd.	2,100	56,040
Nitori Holdings Co. Ltd.	300	40,150
Nitto Denko Corp.	500	41,343
Nomura Real Estate Master Fund, Inc.	63	60,223
Security	Shares	Value
Japan (continued)
Nomura Research Institute Ltd.	2,000	$ 48,396
NTT Data Group Corp.	4,400	68,806
Obic Co. Ltd.	300	38,540
Oji Holdings Corp.	12,700	49,746
Oriental Land Co. Ltd.	2,500	68,979
Osaka Gas Co. Ltd.	5,500	122,297
Otsuka Holdings Co. Ltd.	2,800	119,719
Pan Pacific International Holdings Corp.	2,000	46,972
Panasonic Holdings Corp.	5,400	47,134
Resona Holdings, Inc.	6,700	42,369
Rohm Co. Ltd.	800	11,500
Rohto Pharmaceutical Co. Ltd.	1,600	31,217
Santen Pharmaceutical Co. Ltd.	7,500	72,443
Secom Co. Ltd.	600	41,677
Sekisui House Ltd.	2,000	45,961
Sekisui House Reit, Inc.(1)	97	49,703
Shimadzu Corp.	1,200	32,602
Shionogi & Co. Ltd.	2,100	98,072
Shizuoka Financial Group, Inc.	5,800	54,136
SoftBank Corp.	14,500	174,894
Sompo Holdings, Inc.	3,600	71,244
Subaru Corp.	2,400	53,590
Sumitomo Chemical Co. Ltd.	10,900	23,287
Sumitomo Corp.	2,400	63,113
Sumitomo Electric Industries Ltd.	2,900	44,823
Sumitomo Mitsui Financial Group, Inc.	2,700	153,370
Sumitomo Mitsui Trust Holdings, Inc.	3,000	63,074
Suntory Beverage & Food Ltd.	1,600	52,056
Suzuki Motor Corp.	2,400	27,950
Taiheiyo Cement Corp.	2,500	57,181
Takeda Pharmaceutical Co. Ltd.	5,600	147,180
TDK Corp.	600	26,767
Teijin Ltd.	3,300	32,194
Tohoku Electric Power Co., Inc.	9,800	75,657
Tokio Marine Holdings, Inc.	3,400	107,462
Tokyu Corp.(1)	3,200	37,880
TOPPAN Holdings, Inc.	2,000	47,448
Toray Industries, Inc.	6,900	31,538
Tosoh Corp.	2,200	30,329
Toyo Seikan Group Holdings Ltd.	2,900	44,826
Toyo Suisan Kaisha Ltd.	1,000	62,534
Toyota Motor Corp.	14,700	335,286
Trend Micro, Inc.	600	29,567
United Urban Investment Corp.	68	65,157
West Japan Railway Co.	1,400	26,574
Yakult Honsha Co. Ltd.	2,000	39,119

20
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Yamaha Motor Co. Ltd.(1)	2,300	$ 21,453
Yamato Holdings Co. Ltd.	2,000	26,413
Yamato Kogyo Co. Ltd.	1,000	53,729
Yamazaki Baking Co. Ltd.	1,300	31,464
		$ 8,722,447
Netherlands — 4.4%
ABN AMRO Bank NV(1)(4)	2,263	$ 36,250
Akzo Nobel NV	1,254	82,741
ASML Holding NV	646	562,674
ASR Nederland NV(1)	1,620	81,064
DSM-Firmenich AG	1,849	207,374
Eurocommercial Properties NV	825	18,764
Euronext NV(4)	576	51,869
EXOR NV	350	38,211
Fugro NV	1,341	32,526
Heineken NV	371	36,106
Koninklijke Ahold Delhaize NV	9,251	280,807
Koninklijke KPN NV	65,476	237,948
Koninklijke Philips NV	11,510	305,662
NN Group NV	1,992	91,893
Pharming Group NV(2)	82,396	76,739
Prosus NV(1)	11,033	369,164
SBM Offshore NV(1)	4,496	66,422
Universal Music Group NV(1)	7,168	210,848
Wolters Kluwer NV	1,682	251,806
		$ 3,038,868
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(2)	23,344	$ 91,953
Argosy Property Ltd.	39,042	25,813
Auckland International Airport Ltd.(1)	12,240	56,586
Contact Energy Ltd.	9,580	48,910
Fisher & Paykel Healthcare Corp. Ltd.	5,931	99,331
Goodman Property Trust	27,739	37,203
Heartland Group Holdings Ltd.(1)	19,544	12,195
Infratil Ltd.	6,421	41,228
Kiwi Property Group Ltd.(1)	57,056	27,166
KMD Brands Ltd.	27,332	8,689
Meridian Energy Ltd.	15,507	54,691
SKYCITY Entertainment Group Ltd.(1)	29,814	31,245
Spark New Zealand Ltd.	30,866	86,738
Vulcan Steel Ltd.	3,600	17,551
Xero Ltd.(2)	1,060	82,296
		$ 721,595
Security	Shares	Value
Norway — 2.1%
Atea ASA	2,752	$ 35,134
Austevoll Seafood ASA	3,899	31,134
Borregaard ASA	3,526	60,397
Crayon Group Holding ASA(2)(4)	5,673	41,746
DNB Bank ASA	7,243	126,239
Elkem ASA(4)	14,511	25,355
Elmera Group ASA(4)	5,269	15,707
Entra ASA(2)(4)	2,972	27,351
Equinor ASA	6,266	166,728
Europris ASA(2)(4)	6,059	38,134
Frontline PLC	890	21,089
Gjensidige Forsikring ASA	1,701	27,273
Golden Ocean Group Ltd.	3,420	48,061
Kitron ASA	9,412	24,200
Kongsberg Gruppen ASA	1,873	132,221
Mowi ASA	5,946	104,393
Opera Ltd. ADR(1)	3,500	43,680
Orkla ASA	8,207	55,827
REC Silicon ASA(2)	16,371	15,815
Scatec ASA(2)(4)	3,300	24,084
Schibsted ASA, Class B	2,498	69,786
SpareBank 1 Nord Norge	3,559	32,115
Stolt-Nielsen Ltd.	879	37,430
Telenor ASA	11,887	136,662
Ultimovacs ASA(2)	1,725	1,074
Wallenius Wilhelmsen ASA	2,828	28,485
Yara International ASA	2,956	84,261
		$ 1,454,381
Portugal — 1.2%
Altri SGPS SA	6,651	$ 36,650
Banco Comercial Portugues SA, Class R(2)	449,035	156,780
EDP - Energias de Portugal SA(1)(2)	23,649	88,806
Galp Energia SGPS SA	8,111	174,234
Jeronimo Martins SGPS SA	4,742	97,551
Mota-Engil SGPS SA	12,306	53,258
Navigator Co. SA	23,179	102,377
NOS SGPS SA	11,659	40,270
REN - Redes Energeticas Nacionais SGPS SA	11,590	27,984
Sonae SGPS SA	15,693	15,713
		$ 793,623
Singapore — 4.2%
AEM Holdings Ltd.(1)	9,200	$ 15,745
BW LPG Ltd.(4)	3,082	44,506
CapitaLand Ascendas REIT	17,300	32,770

21
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
CapitaLand Ascott Trust	27,455	$ 18,235
CapitaLand Integrated Commercial Trust	56,100	79,970
City Developments Ltd.	7,700	34,511
ComfortDelGro Corp. Ltd.	52,800	57,432
DBS Group Holdings Ltd.	9,900	252,028
First Resources Ltd.	32,600	33,585
Flex Ltd.(2)	11,457	328,243
Frasers Centrepoint Trust	12,700	20,117
Genting Singapore Ltd.	244,700	163,305
Golden Agri-Resources Ltd.	210,900	42,419
Haw Par Corp. Ltd.	4,700	33,757
Hutchison Port Holdings Trust	154,600	19,770
Jardine Cycle & Carriage Ltd.	2,500	48,246
Keppel Ltd.	19,800	99,038
Keppel REIT	55,680	35,752
Lendlease Global Commercial REIT(1)	77,600	30,864
Mapletree Industrial Trust	27,660	45,800
Nanofilm Technologies International Ltd.(1)(3)	113,000	53,373
Netlink NBN Trust(3)	153,700	96,190
Oversea-Chinese Banking Corp. Ltd.	18,900	196,212
Parkway Life Real Estate Investment Trust	13,500	35,436
Raffles Medical Group Ltd.	38,400	28,123
SATS Ltd.(2)	26,000	47,749
Sembcorp Industries Ltd.	51,100	199,702
Sheng Siong Group Ltd.	41,900	47,497
Singapore Exchange Ltd.	7,000	47,751
Singapore Post Ltd.	55,300	18,207
Singapore Technologies Engineering Ltd.	26,800	78,725
Singapore Telecommunications Ltd.	141,700	245,747
StarHub Ltd.	35,800	30,609
Suntec Real Estate Investment Trust(1)	27,000	21,286
Venture Corp. Ltd.	7,500	79,464
Wilmar International Ltd.	103,000	242,109
		$ 2,904,273
Spain — 4.6%
ACS Actividades de Construccion y Servicios SA	2,126	$ 85,147
Almirall SA(1)	2,798	25,536
Banco Bilbao Vizcaya Argentaria SA	20,066	216,993
Banco de Sabadell SA	19,790	37,803
Bankinter SA(1)	12,265	96,945
CaixaBank SA	15,438	81,413
Cia de Distribucion Integral Logista Holdings SA	2,665	72,486
Ence Energia y Celulosa SA	9,147	32,578
Ercros SA	8,525	32,004
Ferrovial SE	5,370	193,134
Security	Shares	Value
Spain (continued)
Grifols SA(2)	11,886	$ 108,786
Iberdrola SA(1)	25,708	315,221
Indra Sistemas SA(1)	3,340	63,850
Industria de Diseno Textil SA(1)	10,558	480,716
Laboratorios Farmaceuticos Rovi SA	1,773	159,116
Merlin Properties Socimi SA	15,993	179,908
Metrovacesa SA(2)(4)	2,900	26,732
Redeia Corp. SA	2,456	40,999
Repsol SA	24,739	388,305
Telefonica SA	88,860	398,057
Vidrala SA	739	77,709
Viscofan SA(1)	825	52,453
		$ 3,165,891
Sweden — 4.4%
Alfa Laval AB(1)	1,197	$ 50,962
Alleima AB	7,335	45,590
Arjo AB, Class B	8,801	36,938
Assa Abloy AB, Class B	1,494	39,474
Atrium Ljungberg AB, Class B	2,504	44,258
Betsson AB, Class B	1,812	20,029
Bilia AB, Class A(1)	2,195	27,569
BioArctic AB(2)(4)	1,352	23,791
Boliden AB(1)	2,585	84,955
BoneSupport Holding AB(2)(4)	2,221	45,133
Camurus AB(2)	677	30,359
Cibus Nordic Real Estate AB(1)	2,069	26,947
Dios Fastigheter AB(1)	3,475	26,550
Electrolux AB, Class B(1)(2)	1,813	15,765
Elekta AB, Class B	7,161	50,992
Epiroc AB, Class A	2,897	53,558
Epiroc AB, Class B	1,712	28,378
Essity AB, Class B	13,789	344,032
Evolution AB(4)	1,309	144,625
Fabege AB(1)	3,866	29,568
H & M Hennes & Mauritz AB, Class B(1)	4,833	76,820
Hemnet Group AB	1,721	44,727
Hexagon AB, Class B(1)	13,262	138,733
Holmen AB, Class B(1)	2,015	78,479
Hufvudstaden AB, Class A(1)	2,401	27,889
Investor AB, Class B(1)	3,101	75,952
Kindred Group PLC SDR	2,181	24,438
L E Lundbergforetagen AB, Class B(1)	987	48,647
Millicom International Cellular SA SDR(2)	3,136	64,346
Mycronic AB	1,879	65,397
Nyfosa AB	5,192	44,915

22
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Olink Holding AB ADR(2)	700	$ 16,121
Orron Energy AB(1)(2)	4,713	3,102
Pandox AB(1)	1,960	30,310
Paradox Interactive AB	1,527	23,087
Skandinaviska Enskilda Banken AB, Class A	7,648	100,161
Skanska AB, Class B	1,238	21,267
SKF AB, Class B	2,466	50,696
Spotify Technology SA(2)	1,019	285,768
Svenska Cellulosa AB SCA, Class B	9,048	132,601
Swedbank AB, Class A	4,828	92,322
Swedish Orphan Biovitrum AB(2)	3,775	97,444
Telefonaktiebolaget LM Ericsson, Class B	20,602	104,553
Tethys Oil AB	4,284	14,154
Trelleborg AB, Class B(1)	1,004	35,383
Volvo AB, Class B	3,167	80,610
Wallenstam AB, Class B(1)	5,276	23,322
Wihlborgs Fastigheter AB(1)	6,283	52,624
		$ 3,023,341
Switzerland — 8.0%
ABB Ltd.	5,264	$ 255,770
ALSO Holding AG	245	60,348
Baloise Holding AG	396	59,841
Banque Cantonale Vaudoise(1)	570	59,607
BKW AG	330	48,985
Cembra Money Bank AG	670	51,222
Cie Financiere Richemont SA, Class A	5,772	797,846
DKSH Holding AG	773	50,376
Flughafen Zurich AG	295	59,059
Forbo Holding AG	26	30,030
Galenica AG(1)(4)	858	65,653
Givaudan SA	88	376,356
Helvetia Holding AG(1)	425	55,592
Holcim AG	5,395	451,603
Intershop Holding AG	390	52,259
Kuehne & Nagel International AG	464	122,634
Landis & Gyr Group AG	1,111	82,196
Logitech International SA	2,732	212,706
Nestle SA	6,891	691,857
Novartis AG	3,416	331,548
PSP Swiss Property AG	379	46,852
Roche Holding AG	1,250	299,518
Schindler Holding AG	320	77,969
Schindler Holding AG PC	353	87,987
SGS SA	900	79,250
Stadler Rail AG	1,511	44,827
Security	Shares	Value
Switzerland (continued)
Swatch Group AG, Bearer Shares	279	$ 58,621
Swiss Life Holding AG	172	116,058
Swiss Prime Site AG	1,669	154,103
Swiss Re AG	1,223	132,947
Swisscom AG	366	200,790
Zurich Insurance Group AG	617	298,657
		$ 5,513,067
United Kingdom — 9.0%
Admiral Group PLC	1,759	$ 59,871
Airtel Africa PLC(4)	11,960	16,516
Assura PLC	41,543	21,269
AstraZeneca PLC	3,884	587,451
Aviva PLC	12,379	71,874
B&M European Value Retail SA	4,833	31,190
Babcock International Group PLC	2,639	16,700
BAE Systems PLC	5,635	93,723
Berkeley Group Holdings PLC	509	29,891
Big Yellow Group PLC	5,278	71,001
Bloomsbury Publishing PLC	7,288	48,458
BP PLC	12,013	77,431
British American Tobacco PLC	7,381	216,679
British Land Co. PLC	7,798	37,603
BT Group PLC	13,183	16,858
Bunzl PLC	1,400	53,687
Bytes Technology Group PLC	4,672	28,417
Centrica PLC	101,559	162,116
Compass Group PLC	7,473	207,852
Computacenter PLC	1,269	40,685
Darktrace PLC(2)	8,597	64,175
Derwent London PLC	1,158	29,672
Direct Line Insurance Group PLC	9,041	20,991
FDM Group Holdings PLC	2,454	10,669
Flutter Entertainment PLC(2)	1,283	237,687
Fresnillo PLC	3,353	23,222
Glencore PLC	42,265	245,921
Grainger PLC	16,347	52,152
Great Portland Estates PLC	3,877	18,887
GSK PLC	1,386	28,755
HSBC Holdings PLC	29,049	251,795
Informa PLC	20,603	203,967
InterContinental Hotels Group PLC	410	39,989
Intertek Group PLC	919	56,561
Johnson Matthey PLC	1,536	33,639
Land Securities Group PLC	4,810	38,875
London Stock Exchange Group PLC	999	110,130

23
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Manchester United PLC, Class A(1)(2)	3,500	$ 56,700
Moneysupermarket.com Group PLC	30,827	82,591
National Grid PLC	27,610	362,165
NCC Group PLC	21,199	35,842
Next PLC	1,020	114,401
Pearson PLC	7,487	90,846
QinetiQ Group PLC	8,311	35,469
RELX PLC	4,013	164,882
Rentokil Initial PLC	8,784	44,341
Rio Tinto PLC	3,810	257,787
Sage Group PLC	15,349	222,574
Shaftesbury Capital PLC	57,908	96,932
Shell PLC	14,923	530,492
Smiths Group PLC	2,292	46,207
Spectris PLC	1,769	73,171
Spirent Communications PLC	11,297	27,308
Standard Chartered PLC	7,613	65,407
Supermarket Income REIT PLC(1)	58,122	52,503
Unilever PLC	5,865	303,401
UNITE Group PLC	2,593	29,976
Vodafone Group PLC	101,170	85,317
Weir Group PLC	1,354	34,551
Whitbread PLC	806	31,767
		$ 6,200,989
Total Common Stocks (identified cost $57,331,333)		$67,931,788

Preferred Stocks — 0.0%(5)
Security	Shares	Value
Italy — 0.0%(5)
Danieli & C Officine Meccaniche SpA, 1.369%	1,102	$ 28,289
Total Preferred Stocks (identified cost $20,106)		$ 28,289

Rights — 0.0%(5)
Security	Shares	Value
Australia — 0.0%(5)
NEXTDC Ltd., Exp. 5/2/24(2)	1,874	$ 1,566
Total Rights (identified cost $0)		$ 1,566

Short-Term Investments — 7.3%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	45,432	$ 45,432
Total Affiliated Fund (identified cost $45,432)		$ 45,432

Securities Lending Collateral — 7.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(7)	4,975,095	$ 4,975,095
Total Securities Lending Collateral (identified cost $4,975,095)		$ 4,975,095
Total Short-Term Investments (identified cost $5,020,527)		$ 5,020,527

Total Investments — 106.1% (identified cost $62,371,966)	$72,982,170
Other Assets, Less Liabilities — (6.1)%	$ (4,190,029)
Net Assets — 100.0%	$68,792,141
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at April 30, 2024. The aggregate market value of securities on loan at April 30, 2024 was $8,743,529.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $326,579 or 0.5% of the Portfolio's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $1,277,507 or 1.9% of the Portfolio's net assets.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.

24
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.0%	$8,233,322
Industrials	11.2	7,719,603
Consumer Discretionary	10.5	7,189,652
Health Care	9.8	6,750,036
Consumer Staples	9.5	6,516,022
Materials	9.3	6,420,966
Information Technology	8.8	6,071,194
Communication Services	8.6	5,924,258
Utilities	7.0	4,801,654
Real Estate	6.9	4,753,201
Energy	5.2	3,581,735
Short-Term Investments	7.3	5,020,527
Total Investments	106.1%	$72,982,170
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt
25
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $62,326,534) — including $8,743,529 of securities on loan	$ 72,936,738
Affiliated investments, at value (identified cost $45,432)	45,432
Foreign currency, at value (identified cost $387,293)	384,359
Interest and dividends receivable	228,445
Dividends receivable from affiliated investments	432
Securities lending income receivable	9,099
Tax reclaims receivable	267,126
Trustees' deferred compensation plan	40,764
Total assets	$73,912,395
Liabilities
Collateral for securities loaned	$ 4,975,095
Payable to affiliates:
Investment adviser fee	28,388
Trustees' fees	395
Trustees' deferred compensation plan	40,764
Accrued expenses	75,612
Total liabilities	$ 5,120,254
Net Assets applicable to investors' interest in Portfolio	$68,792,141
26
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $146,023)	$ 1,042,689
Dividend income from affiliated investments	2,356
Securities lending income, net	31,943
Total investment income	$ 1,076,988
Expenses
Investment adviser fee	$ 170,724
Trustees’ fees and expenses	2,465
Custodian fee	44,732
Legal and accounting services	27,980
Miscellaneous	4,294
Total expenses	$ 250,195
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 71
Total expense reductions	$ 71
Net expenses	$ 250,124
Net investment income	$ 826,864
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,020,436)
Foreign currency transactions	6,605
Net realized loss	$(1,013,831)
Change in unrealized appreciation (depreciation):
Investments	$ 8,852,197
Foreign currency	(5,437)
Net change in unrealized appreciation (depreciation)	$ 8,846,760
Net realized and unrealized gain	$ 7,832,929
Net increase in net assets from operations	$ 8,659,793
27
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 826,864	$ 1,830,919
Net realized gain (loss)	(1,013,831)	154,582
Net change in unrealized appreciation (depreciation)	8,846,760	5,622,277
Net increase in net assets from operations	$ 8,659,793	$ 7,607,778
Capital transactions:
Contributions	$ 1,562,481	$ 4,123,770
Withdrawals	(4,005,930)	(8,732,642)
Net decrease in net assets from capital transactions	$ (2,443,449)	$ (4,608,872)
Net increase in net assets	$ 6,216,344	$ 2,998,906
Net Assets
At beginning of period	$ 62,575,797	$ 59,576,891
At end of period	$68,792,141	$62,575,797
28
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.73% (1)(2)	0.72% (2)	0.69% (2)	0.68%	0.69%	0.74%
Net investment income	2.42% (1)	2.75%	2.34%	2.31%	1.74%	2.53%
Portfolio Turnover	11% (3)	36%	22%	23%	10%	37%
Total Return	13.92% (3)	12.91%	(25.13)%	31.20%	(5.07)%	11.59%
Net assets, end of period (000’s omitted)	$68,792	$62,576	$59,577	$77,087	$60,016	$71,054
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(3)	Not annualized.
29
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.7% and 47.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
30

Tax-Managed International Equity Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2024, the investment adviser fee amounted to $170,724 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $71 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $7,555,088 and $9,709,978, respectively, for the six months ended April 30, 2024.
31

Tax-Managed International Equity Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 63,045,208
Gross unrealized appreciation	$ 13,615,728
Gross unrealized depreciation	(3,678,766)
Net unrealized appreciation	$ 9,936,962
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $8,743,529 and $9,360,125, respectively. Collateral received was comprised of cash of $4,975,095 and U.S. government and/or agencies securities of $4,385,030. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,975,095	$ —	$ —	$ —	$4,975,095
32

Tax-Managed International Equity Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2024.
7  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $45,432, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$25,783	$2,580,732	$(2,561,083)	$ —	$ —	$45,432	$2,356	45,432
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 328,243	$ 20,591,420	$ —	$ 20,919,663
Developed Europe	678,987	44,943,520	—	45,622,507
Developed Middle East	205,502	1,184,116	—	1,389,618
Total Common Stocks	$ 1,212,732	$ 66,719,056*	$ —	$67,931,788
Preferred Stocks	$ —	$ 28,289	$ —	$ 28,289
Rights	1,566	—	—	1,566
Short-Term Investments:
Affiliated Fund	45,432	—	—	45,432
Securities Lending Collateral	4,975,095	—	—	4,975,095
Total Investments	$ 6,234,825	$ 66,747,345	$ —	$72,982,170
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
33

Tax-Managed International Equity Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
34

Parametric
Tax-Managed International Equity Fund
April 30, 2024

Officers of Parametric Tax-Managed International Equity Fund
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed International Equity Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
35

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
36

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
37

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
38

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
39

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser of Parametric Tax-Managed International
Equity Fund and Tax-Managed International Equity Portfolio
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Investment Adviser and Administrator of Parametric Tax-Managed
International Equity Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.24

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Tax-Managed Multi-Cap Growth Fund

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Performance

Portfolio Manager(s) Douglas R. Rogers, CFA, CMT
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	18.69%	23.87%	11.32%	12.12%
Class A with 5.25% Maximum Sales Charge	—	—	12.45	17.36	10.13	11.51
Class C at NAV	07/10/2000	07/10/2000	18.26	22.92	10.49	11.45
Class C with 1% Maximum Deferred Sales Charge	—	—	17.26	21.92	10.49	11.45

Russell 3000® Growth Index	—	—	23.45%	30.75%	15.74%	14.95%
S&P 500® Index	—	—	20.98	22.66	13.18	12.40
% After-Tax Returns with Maximum Sales Charge[2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	06/30/2000	06/30/2000	17.36%	9.76%	11.26%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	10.28	8.06	9.59
Class C After Taxes on Distributions	07/10/2000	07/10/2000	21.92	10.04	11.16
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	12.98	8.36	9.54
% Total Annual Operating Expense Ratios[3]	Class A	Class C
	1.26%	2.01%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	11.8%
Amazon.com, Inc.	8.7
Apple, Inc.	8.1
Alphabet, Inc., Class C	5.0
Alphabet, Inc., Class A	4.7
NVIDIA Corp.	4.3
Visa, Inc., Class A	4.3
Meta Platforms, Inc., Class A	3.6
Salesforce, Inc.	3.0
UnitedHealth Group, Inc.	3.0
Total	56.5%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	Russell 3000® Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,186.90	$ 6.74	1.24%
Class C	$1,000.00	$1,182.60	$10.80	1.99%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$ 6.22	1.24%
Class C	$1,000.00	$1,014.97	$ 9.97	1.99%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost $36,732,185)	$ 136,357,038
Receivable for Fund shares sold	30,916
Total assets	$136,387,954
Liabilities
Payable for Fund shares redeemed	$ 33,442
Payable to affiliates:
Administration fee	17,164
Distribution and service fees	32,818
Payable for custodian fee	11,196
Payable for transfer and dividend disbursing agent fees	14,198
Payable for legal and accounting services	15,343
Accrued expenses	13,340
Total liabilities	$ 137,501
Net Assets	$136,250,453
Sources of Net Assets
Paid-in capital	$ 44,419,179
Distributable earnings	91,831,274
Net Assets	$136,250,453
Class A Shares
Net Assets	$ 129,562,739
Shares Outstanding	2,534,933
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 51.11
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 53.94
Class C Shares
Net Assets	$ 6,687,714
Shares Outstanding	161,335
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 41.45
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $2,794)	$ 378,464
Securities lending income allocated from Portfolio, net	3,245
Expenses allocated from Portfolio	(471,922)
Total investment loss from Portfolio	$ (90,213)
Expenses
Administration fee	$ 101,591
Distribution and service fees:
Class A	160,682
Class C	34,547
Trustees’ fees and expenses	208
Custodian fee	9,596
Transfer and dividend disbursing agent fees	32,699
Legal and accounting services	20,804
Printing and postage	6,116
Registration fees	19,142
ReFlow liquidity program fees	2,691
Miscellaneous	5,339
Total expenses	$ 393,415
Net investment loss	$ (483,628)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 3,380,464(1)
Foreign currency transactions	(10)
Net realized gain	$ 3,380,454
Change in unrealized appreciation (depreciation):
Investments	$ 18,722,273
Foreign currency	2
Net change in unrealized appreciation (depreciation)	$18,722,275
Net realized and unrealized gain	$22,102,729
Net increase in net assets from operations	$21,619,101
(1)	Includes $771,724 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (483,628)	$ (725,216)
Net realized gain	3,380,454 (1)	1,378,349 (2)
Net change in unrealized appreciation (depreciation)	18,722,275	17,903,261
Net increase in net assets from operations	$ 21,619,101	$ 18,556,394
Transactions in shares of beneficial interest:
Class A	$ (493,709)	$ (1,019,437)
Class C	(581,848)	(2,418,354)
Net decrease in net assets from Fund share transactions	$ (1,075,557)	$ (3,437,791)
Net increase in net assets	$ 20,543,544	$ 15,118,603
Net Assets
At beginning of period	$ 115,706,909	$ 100,588,306
At end of period	$136,250,453	$115,706,909
(1)	Includes $771,724 of net realized gains from redemptions in-kind.
(2)	Includes $1,658,636 of net realized gains from redemptions in-kind.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 43.060	$ 36.290	$ 51.600	$ 39.630	$ 32.250	$ 29.220
Income (Loss) From Operations
Net investment loss(1)	$ (0.171)	$ (0.247)	$ (0.333)	$ (0.387)	$ (0.229)	$ (0.192)
Net realized and unrealized gain (loss)	8.221	7.017	(13.382)	13.730	8.361	3.849
Total income (loss) from operations	$ 8.050	$ 6.770	$(13.715)	$ 13.343	$ 8.132	$ 3.657
Less Distributions
From net realized gain	$ —	$ —	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)
Total distributions	$ —	$ —	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)
Net asset value — End of period	$ 51.110	$ 43.060	$ 36.290	$ 51.600	$ 39.630	$32.250
Total Return(2)	18.69% (3)	18.66%	(27.42)%	34.39%	25.65%	13.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,563	$109,562	$ 93,206	$136,537	$101,649	$ 82,914
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.24% (5)(6)	1.26% (5)	1.28% (5)	1.25%	1.28%	1.33%
Net investment loss	(0.68)% (6)	(0.60)%	(0.79)%	(0.83)%	(0.64)%	(0.63)%
Portfolio Turnover of the Portfolio	5% (3)	2%	0% (7)	13%	24%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(6)	Annualized.
(7)	Amount is less than 0.5%.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 35.050	$ 29.770	$ 42.920	$ 33.410	$ 27.510	$ 25.210
Income (Loss) From Operations
Net investment loss(1)	$ (0.292)	$ (0.445)	$ (0.538)	$ (0.607)	$ (0.418)	$ (0.353)
Net realized and unrealized gain (loss)	6.692	5.725	(11.017)	11.490	7.070	3.280
Total income (loss) from operations	$ 6.400	$ 5.280	$(11.555)	$10.883	$ 6.652	$ 2.927
Less Distributions
From net realized gain	$ —	$ —	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)
Total distributions	$ —	$ —	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)
Net asset value — End of period	$41.450	$35.050	$ 29.770	$42.920	$33.410	$27.510
Total Return(2)	18.26% (3)	17.74%	(27.95)%	33.40%	24.67%	12.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,688	$ 6,145	$ 7,382	$ 13,300	$ 14,982	$ 14,216
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.99% (5)(6)	2.01% (5)	2.03% (5)	2.00%	2.03%	2.09%
Net investment loss	(1.42)% (6)	(1.34)%	(1.53)%	(1.57)%	(1.39)%	(1.37)%
Portfolio Turnover of the Portfolio	5% (3)	2%	0% (7)	13%	24%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(6)	Annualized.
(7)	Amount is less than 0.5%.
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (55.5% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $967,185 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $967,185 are short-term.
Additionally, at October 31, 2023, the Fund had a late year ordinary loss of $643,574 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2024, the administration fee amounted to $101,591.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $9,938 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $5,207 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $160,682 for Class A shares.
12

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $25,910 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $8,637 for Class C shares.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $1,418,446 and $2,909,259, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $1,540,383.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class A shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	90,999	$ 4,642,740	226,680	$ 9,130,028
Redemptions	(100,409)	(5,136,449)	(250,401)	(10,149,465)
Net decrease	(9,410)	$ (493,709)	(23,721)	$ (1,019,437)
Class C
Sales	6,432	$ 268,077	14,556	$ 482,415
Redemptions	(20,403)	(849,925)	(87,232)	(2,900,769)
Net decrease	(13,971)	$ (581,848)	(72,676)	$ (2,418,354)
13

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Biotechnology — 2.4%
Vertex Pharmaceuticals, Inc.(1)	15,175	$ 5,960,892
		$ 5,960,892
Broadline Retail — 8.7%
Amazon.com, Inc.(1)	122,446	$ 21,428,050
		$ 21,428,050
Building Products — 0.6%
Trex Co., Inc.(1)	15,892	$ 1,407,237
		$ 1,407,237
Capital Markets — 1.0%
S&P Global, Inc.	5,966	$ 2,480,842
		$ 2,480,842
Chemicals — 1.8%
Celanese Corp.	4,789	$ 735,638
Ecolab, Inc.	7,531	1,703,136
Sherwin-Williams Co.	6,570	1,968,438
		$ 4,407,212
Commercial Services & Supplies — 2.2%
Copart, Inc.(1)	49,420	$ 2,684,000
Waste Connections, Inc.	16,156	2,618,726
		$ 5,302,726
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc.(1)	20,442	$ 1,526,609
Performance Food Group Co.(1)	58,516	3,972,066
		$ 5,498,675
Electrical Equipment — 2.4%
AMETEK, Inc.	34,300	$ 5,990,838
		$ 5,990,838
Financial Services — 5.5%
Fiserv, Inc.(1)	13,974	$ 2,133,411
Shift4 Payments, Inc., Class A(1)	13,838	800,667
Visa, Inc., Class A	38,845	10,434,155
		$ 13,368,233
Security	Shares	Value
Food Products — 1.0%
Mondelez International, Inc., Class A	35,144	$ 2,528,259
		$ 2,528,259
Ground Transportation — 3.0%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,292,237
Norfolk Southern Corp.	8,734	2,011,615
Uber Technologies, Inc.(1)	47,387	3,140,336
		$ 7,444,188
Health Care Equipment & Supplies — 3.0%
Intuitive Surgical, Inc.(1)	8,574	$ 3,177,696
Stryker Corp.	12,668	4,262,782
		$ 7,440,478
Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc.	15,062	$ 7,285,489
		$ 7,285,489
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	735	$ 2,537,242
Starbucks Corp.	12,443	1,101,081
		$ 3,638,323
Interactive Media & Services — 13.3%
Alphabet, Inc., Class A(1)	71,981	$ 11,717,067
Alphabet, Inc., Class C(1)	74,231	12,221,392
Meta Platforms, Inc., Class A	20,515	8,824,938
		$ 32,763,397
IT Services — 4.4%
Accenture PLC, Class A	7,692	$ 2,314,600
Gartner, Inc.(1)	3,812	1,572,793
GoDaddy, Inc., Class A(1)	44,180	5,406,749
Okta, Inc.(1)	15,035	1,397,954
		$ 10,692,096
Life Sciences Tools & Services — 1.2%
Danaher Corp.	11,868	$ 2,926,886
		$ 2,926,886
Pharmaceuticals — 1.4%
Zoetis, Inc.	21,452	$ 3,416,016
		$ 3,416,016

14
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.5%
FirstService Corp.	7,851	$ 1,154,097
		$ 1,154,097
Semiconductors & Semiconductor Equipment — 6.7%
Monolithic Power Systems, Inc.	8,854	$ 5,926,248
NVIDIA Corp.	12,159	10,505,619
		$ 16,431,867
Software — 19.2%
Adobe, Inc.(1)	13,431	$ 6,216,270
Altair Engineering, Inc., Class A(1)	7,902	635,716
Intuit, Inc.	6,414	4,012,727
Microsoft Corp.	74,352	28,947,464
Salesforce, Inc.	27,530	7,403,918
		$ 47,216,095
Specialty Retail — 1.7%
TJX Cos., Inc.	44,664	$ 4,202,436
		$ 4,202,436
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	116,404	$ 19,827,093
		$ 19,827,093
Textiles, Apparel & Luxury Goods — 2.1%
Lululemon Athletica, Inc.(1)	9,325	$ 3,362,595
NIKE, Inc., Class B	19,321	1,782,555
		$ 5,145,150
Trading Companies & Distributors — 2.4%
United Rentals, Inc.	8,869	$ 5,924,403
		$ 5,924,403
Total Common Stocks (identified cost $71,178,687)		$243,880,978

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	2,045,289	$ 2,045,289
Total Short-Term Investments (identified cost $2,045,289)		$ 2,045,289
Total Investments — 100.1% (identified cost $73,223,976)		$245,926,267
Other Assets, Less Liabilities — (0.1)%		$ (169,440)
Net Assets — 100.0%		$245,756,827
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

15
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $71,178,687)	$ 243,880,978
Affiliated investments, at value (identified cost $2,045,289)	2,045,289
Dividends receivable	20,061
Dividends receivable from affiliated investments	7,116
Securities lending income receivable	2,139
Tax reclaims receivable	1,427
Trustees' deferred compensation plan	42,237
Total assets	$245,999,247
Liabilities
Payable to affiliates:
Investment adviser fee	$ 133,921
Trustees' deferred compensation plan	42,237
Payable for custodian fee	33,924
Payable for legal and accounting services	26,008
Accrued expenses	6,330
Total liabilities	$ 242,420
Net Assets applicable to investors' interest in Portfolio	$245,756,827
16
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $5,024)	$ 644,292
Dividend income from affiliated investments	35,745
Securities lending income, net	5,835
Total investment income	$ 685,872
Expenses
Investment adviser fee	$ 791,828
Trustees’ fees and expenses	6,735
Custodian fee	29,819
Legal and accounting services	20,227
Miscellaneous	718
Total expenses	$ 849,327
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 1,045
Total expense reductions	$ 1,045
Net expenses	$ 848,282
Net investment loss	$ (162,410)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 6,085,024(1)
Foreign currency transactions	(19)
Net realized gain	$ 6,085,005
Change in unrealized appreciation (depreciation):
Investments	$ 33,528,498
Foreign currency	5
Net change in unrealized appreciation (depreciation)	$33,528,503
Net realized and unrealized gain	$39,613,508
Net increase in net assets from operations	$39,451,098
(1)	Includes $1,387,654 of net realized gains from redemptions in-kind.
17
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (162,410)	$ (104,942)
Net realized gain	6,085,005 (1)	2,460,551 (2)
Net change in unrealized appreciation (depreciation)	33,528,503	31,766,001
Net increase in net assets from operations	$ 39,451,098	$ 34,121,610
Capital transactions:
Contributions	$ 2,921,726	$ 4,277,854
Withdrawals	(4,442,908)	(9,546,515)
Net decrease in net assets from capital transactions	$ (1,521,182)	$ (5,268,661)
Net increase in net assets	$ 37,929,916	$ 28,852,949
Net Assets
At beginning of period	$ 207,826,911	$ 178,973,962
At end of period	$245,756,827	$207,826,911
(1)	Includes $1,387,654 of net realized gains from redemptions in-kind.
(2)	Includes $2,960,554 of net realized gains from redemptions in-kind.
18
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.70% (1)(2)	0.71% (1)	0.72% (1)	0.70%	0.71%	0.72%
Net investment loss	(0.13)% (2)	(0.05)%	(0.23)%	(0.28)%	(0.08)%	(0.01)%
Portfolio Turnover	5% (3)	2%	0% (4)	13%	24%	18%
Total Return	19.00% (3)	19.30%	(27.00)%	35.12%	26.36%	13.76%
Net assets, end of period (000’s omitted)	$245,757	$207,827	$178,974	$262,354	$200,795	$167,562
(1)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(2)	Annualized.
(3)	Not annualized.
(4)	Amount is less than 0.5%.
19

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 55.5% and 44.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
20

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2024, the investment adviser fee amounted to $791,828 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $1,045 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $11,374,771 and $12,564,480, respectively, for the six months ended April 30, 2024. In-kind sales for the six months ended April 30, 2024 aggregated $1,540,383.
21

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 73,349,127
Gross unrealized appreciation	$ 173,105,655
Gross unrealized depreciation	(528,515)
Net unrealized appreciation	$172,577,140
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
6  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,045,289, which represents 0.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$957,927	$5,309,206	$(4,221,844)	$ —	$ —	$2,045,289	$35,745	2,045,289
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
22

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 243,880,978*	$ —	$ —	$ 243,880,978
Short-Term Investments	2,045,289	—	—	2,045,289
Total Investments	$ 245,926,267	$ —	$ —	$245,926,267
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
23

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Multi-Cap Growth Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
24

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
25

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
26

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
28

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7717    4.30.24

Eaton Vance
Tax-Managed Small-Cap Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Tax-Managed Small-Cap Fund

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Performance

Portfolio Manager(s) J. Griffith Noble, CFA and Michael D. McLean, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/25/1997	09/25/1997	19.49%	5.57%	6.16%	7.80%
Class A with 5.25% Maximum Sales Charge	—	—	13.22	0.04	5.02	7.22
Class C at NAV	09/29/1997	09/25/1997	19.04	4.80	5.37	7.16
Class C with 1% Maximum Deferred Sales Charge	—	—	18.04	3.80	5.37	7.16
Class I at NAV	10/01/2009	09/25/1997	19.66	5.89	6.42	8.07

Russell 2000® Index	—	—	19.66%	13.32%	5.82%	7.21%
% After-Tax Returns with Maximum Sales Charge[2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	09/25/1997	09/25/1997	(0.28)%	4.20%	6.03%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	0.25	3.95	5.62
Class C After Taxes on Distributions	09/29/1997	09/25/1997	3.38	4.38	5.76
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	2.54	4.27	5.55
Class I After Taxes on Distributions	10/01/2009	09/25/1997	5.51	5.58	6.87
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	3.76	5.06	6.34
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.14%	1.89%	0.89%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Valvoline, Inc.	3.2%
Core & Main, Inc., Class A	3.2
AptarGroup, Inc.	3.0
Chemed Corp.	2.9
Dorman Products, Inc.	2.9
Essential Properties Realty Trust, Inc.	2.7
U.S. Physical Therapy, Inc.	2.6
CBIZ, Inc.	2.5
Commerce Bancshares, Inc.	2.5
Aramark	2.4
Total	27.9%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,194.90	$ 6.22	1.14%
Class C	$1,000.00	$1,190.40	$10.29	1.89%
Class I	$1,000.00	$1,196.60	$ 4.86	0.89%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$ 5.72	1.14%
Class C	$1,000.00	$1,015.47	$ 9.47	1.89%
Class I	$1,000.00	$1,020.44	$ 4.47	0.89%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost $100,939,862)	$ 124,779,208
Receivable for Fund shares sold	41,544
Total assets	$124,820,752
Liabilities
Payable for Fund shares redeemed	$ 84,031
Payable to affiliates:
Distribution and service fees	20,579
Payable for custodian fee	10,892
Payable for transfer and dividend disbursing agent fees	23,740
Payable for legal and accounting services	17,644
Accrued expenses	11,136
Total liabilities	$ 168,022
Net Assets	$124,652,730
Sources of Net Assets
Paid-in capital	$ 101,657,600
Distributable earnings	22,995,130
Net Assets	$124,652,730
Class A Shares
Net Assets	$ 89,105,950
Shares Outstanding	3,010,793
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 29.60
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 31.24
Class C Shares
Net Assets	$ 2,305,886
Shares Outstanding	106,209
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 21.71
Class I Shares
Net Assets	$ 33,240,894
Shares Outstanding	1,081,851
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 30.73
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio	$ 840,215
Expenses allocated from Portfolio	(421,880)
Total investment income from Portfolio	$ 418,335
Expenses
Distribution and service fees:
Class A	$ 110,026
Class C	11,669
Trustees’ fees and expenses	208
Custodian fee	9,282
Transfer and dividend disbursing agent fees	55,049
Legal and accounting services	23,020
Printing and postage	6,318
Registration fees	24,049
ReFlow liquidity program fees	3,794
Miscellaneous	5,438
Total expenses	$ 248,853
Net investment income	$ 169,482
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 4,538,772(1)
Net realized gain	$ 4,538,772
Change in unrealized appreciation (depreciation):
Investments	$ 15,987,806
Net change in unrealized appreciation (depreciation)	$15,987,806
Net realized and unrealized gain	$20,526,578
Net increase in net assets from operations	$20,696,060
(1)	Includes $1,007,595 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 169,482	$ 286,333
Net realized gain	4,538,772 (1)	4,093,315 (2)
Net change in unrealized appreciation (depreciation)	15,987,806	(13,045,673)
Net increase (decrease) in net assets from operations	$ 20,696,060	$ (8,666,025)
Distributions to shareholders:
Class A	$ (1,208,454)	$ (2,335,309)
Class C	(40,624)	(83,428)
Class I	(493,619)	(759,585)
Total distributions to shareholders	$ (1,742,697)	$ (3,178,322)
Transactions in shares of beneficial interest:
Class A	$ (1,580,252)	$ (2,786,288)
Class C	(118,754)	(235,003)
Class I	1,411,136	2,556,539
Net decrease in net assets from Fund share transactions	$ (287,870)	$ (464,752)
Net increase (decrease) in net assets	$ 18,665,493	$ (12,309,099)
Net Assets
At beginning of period	$ 105,987,237	$ 118,296,336
At end of period	$124,652,730	$105,987,237
(1)	Includes $1,007,595 of net realized gains from redemptions in-kind.
(2)	Includes $2,379,832 of net realized gains from redemptions in-kind.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 25.100	$ 27.940	$ 34.810	$ 24.520	$ 26.960	$ 25.910
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.033	$ 0.056	$ (0.014)	$ (0.052)	$ 0.016	$ (0.001)
Net realized and unrealized gain (loss)	4.866	(2.146)	(4.121)	10.369	(0.739)	2.765
Total income (loss) from operations	$ 4.899	$ (2.090)	$ (4.135)	$ 10.317	$ (0.723)	$ 2.764
Less Distributions
From net investment income	$ (0.031)	$ (0.041)	$ (0.025)	$ (0.027)	$ —	$ (0.032)
From net realized gain	(0.368)	(0.709)	(2.710)	—	(1.717)	(1.682)
Total distributions	$ (0.399)	$ (0.750)	$ (2.735)	$ (0.027)	$ (1.717)	$ (1.714)
Net asset value — End of period	$29.600	$25.100	$27.940	$ 34.810	$24.520	$26.960
Total Return(2)	19.49% (3)	(7.62)%	(12.82)%	42.10%	(3.09)%	12.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 89,106	$ 76,963	$ 88,303	$107,257	$ 78,430	$ 89,352
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.14% (5)(6)	1.14% (6)	1.15% (6)	1.11%	1.17%	1.20%
Net investment income (loss)	0.23% (5)	0.20%	(0.05)%	(0.16)%	0.06%	(0.01)%
Portfolio Turnover of the Portfolio	20% (3)	38%	43%	40%	44%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 18.550	$ 20.960	$ 26.780	$ 18.990	$ 21.410	$ 21.070
Income (Loss) From Operations
Net investment loss(1)	$ (0.056)	$ (0.115)	$ (0.177)	$ (0.215)	$ (0.126)	$ (0.111)
Net realized and unrealized gain (loss)	3.584	(1.586)	(3.100)	8.005	(0.577)	2.133
Total income (loss) from operations	$ 3.528	$ (1.701)	$ (3.277)	$ 7.790	$ (0.703)	$ 2.022
Less Distributions
From net realized gain	$ (0.368)	$ (0.709)	$ (2.543)	$ —	$ (1.717)	$ (1.682)
Total distributions	$ (0.368)	$ (0.709)	$ (2.543)	$ —	$ (1.717)	$ (1.682)
Net asset value — End of period	$21.710	$18.550	$20.960	$26.780	$18.990	$21.410
Total Return(2)	19.04% (3)	(8.31)%	(13.43)%	41.02%	(3.86)%	11.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,306	$ 2,073	$ 2,574	$ 3,236	$ 3,565	$ 5,675
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.89% (5)(6)	1.89% (6)	1.90% (6)	1.86%	1.92%	1.95%
Net investment loss	(0.52)% (5)	(0.55)%	(0.79)%	(0.87)%	(0.66)%	(0.55)%
Portfolio Turnover of the Portfolio	20% (3)	38%	43%	40%	44%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 26.080	$ 29.010	$ 36.020	$ 25.370	$ 27.770	$ 26.650
Income (Loss) From Operations
Net investment income(1)	$ 0.071	$ 0.128	$ 0.059	$ 0.027	$ 0.081	$ 0.071
Net realized and unrealized gain (loss)	5.050	(2.232)	(4.251)	10.714	(0.764)	2.833
Total income (loss) from operations	$ 5.121	$ (2.104)	$ (4.192)	$10.741	$ (0.683)	$ 2.904
Less Distributions
From net investment income	$ (0.103)	$ (0.117)	$ (0.108)	$ (0.091)	$ —	$ (0.102)
From net realized gain	(0.368)	(0.709)	(2.710)	—	(1.717)	(1.682)
Total distributions	$ (0.471)	$ (0.826)	$ (2.818)	$ (0.091)	$ (1.717)	$ (1.784)
Net asset value — End of period	$30.730	$26.080	$29.010	$36.020	$25.370	$27.770
Total Return(2)	19.66% (3)	(7.40)%	(12.56)%	42.46%	(2.89)%	12.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 33,241	$ 26,951	$ 27,419	$ 30,248	$ 20,346	$ 24,763
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.89% (5)(6)	0.89% (6)	0.90% (6)	0.86%	0.92%	0.95%
Net investment income	0.47% (5)	0.44%	0.19%	0.08%	0.32%	0.27%
Portfolio Turnover of the Portfolio	20% (3)	38%	43%	40%	44%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (65.1% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $16,365 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $828 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $110,026 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $8,752 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $2,917 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
13

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $1,414,177 and $3,561,221, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $1,848,902.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	22,552	$ 661,519	73,010	$ 2,062,811
Issued to shareholders electing to receive payments of distributions in Fund shares	38,900	1,137,059	82,542	2,187,359
Redemptions	(116,397)	(3,378,830)	(249,931)	(7,036,458)
Net decrease	(54,945)	$(1,580,252)	(94,379)	$ (2,786,288)
Class C
Sales	3,890	$ 83,100	10,417	$ 212,806
Issued to shareholders electing to receive payments of distributions in Fund shares	1,890	40,624	4,235	83,420
Redemptions	(11,344)	(242,478)	(25,719)	(531,229)
Net decrease	(5,564)	$ (118,754)	(11,067)	$ (235,003)
Class I
Sales	203,118	$ 6,001,146	437,764	$ 12,709,225
Issued to shareholders electing to receive payments of distributions in Fund shares	15,696	475,900	26,395	725,071
Redemptions	(170,388)	(5,065,910)	(376,018)	(10,877,757)
Net increase	48,426	$ 1,411,136	88,141	$ 2,556,539
14

Tax-Managed Small-Cap Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	17,279	$ 1,109,485
Woodward, Inc.	24,640	4,000,550
		$ 5,110,035
Automobile Components — 3.6%
Dorman Products, Inc.(1)	63,132	$ 5,520,893
Visteon Corp.(1)	12,847	1,421,264
		$ 6,942,157
Banks — 7.4%
Commerce Bancshares, Inc.	86,799	$ 4,746,169
Community Bank System, Inc.	49,824	2,153,393
First Financial Bankshares, Inc.	101,875	3,011,425
SouthState Corp.	41,448	3,137,614
Stock Yards Bancorp, Inc.	25,477	1,135,001
		$ 14,183,602
Building Products — 6.7%
AAON, Inc.	28,906	$ 2,719,766
AZEK Co., Inc.(1)	73,305	3,345,640
CSW Industrials, Inc.	15,006	3,565,726
Hayward Holdings, Inc.(1)	80,802	1,097,291
Janus International Group, Inc.(1)	140,484	2,024,374
		$ 12,752,797
Capital Markets — 3.3%
Cohen & Steers, Inc.	41,686	$ 2,867,163
Stifel Financial Corp.	42,233	3,375,261
		$ 6,242,424
Chemicals — 1.9%
Balchem Corp.	1,434	$ 202,739
Quaker Chemical Corp.	18,920	3,529,148
		$ 3,731,887
Commercial Services & Supplies — 0.9%
Rentokil Initial PLC ADR	67,736	$ 1,735,396
		$ 1,735,396
Consumer Staples Distribution & Retail — 3.1%
Casey's General Stores, Inc.	4,431	$ 1,416,059
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs' Warehouse, Inc.(1)	36,511	$ 1,207,784
Performance Food Group Co.(1)	49,782	3,379,202
		$ 6,003,045
Containers & Packaging — 3.0%
AptarGroup, Inc.	39,385	$ 5,686,406
		$ 5,686,406
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	7,935	$ 822,939
		$ 822,939
Diversified REITs — 2.7%
Essential Properties Realty Trust, Inc.	194,237	$ 5,116,203
		$ 5,116,203
Electric Utilities — 2.2%
IDACORP, Inc.	43,851	$ 4,156,198
		$ 4,156,198
Electronic Equipment, Instruments & Components — 0.9%
Badger Meter, Inc.	9,936	$ 1,817,493
		$ 1,817,493
Financial Services — 1.3%
Euronet Worldwide, Inc.(1)	23,526	$ 2,415,650
		$ 2,415,650
Food Products — 1.1%
J & J Snack Foods Corp.	7,910	$ 1,085,964
Lancaster Colony Corp.	4,866	928,481
		$ 2,014,445
Ground Transportation — 1.3%
Landstar System, Inc.	14,840	$ 2,588,244
		$ 2,588,244
Health Care Equipment & Supplies — 2.7%
Envista Holdings Corp.(1)	56,105	$ 1,104,146
Integer Holdings Corp.(1)	21,230	2,369,905
Neogen Corp.(1)	138,787	1,711,244
		$ 5,185,295
Health Care Providers & Services — 7.8%
Addus HomeCare Corp.(1)	17,503	$ 1,682,914

15
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Chemed Corp.	9,879	$ 5,611,272
Option Care Health, Inc.(1)	90,924	2,717,718
U.S. Physical Therapy, Inc.	49,192	4,993,480
		$ 15,005,384
Hotels, Restaurants & Leisure — 6.3%
Aramark	144,706	$ 4,559,686
Choice Hotels International, Inc.	15,450	1,827,117
Texas Roadhouse, Inc.	7,888	1,268,233
Wyndham Hotels & Resorts, Inc.	58,773	4,320,403
		$ 11,975,439
Industrial REITs — 3.0%
EastGroup Properties, Inc.	20,655	$ 3,208,961
Terreno Realty Corp.	46,642	2,534,993
		$ 5,743,954
Insurance — 7.5%
AMERISAFE, Inc.	29,127	$ 1,328,191
First American Financial Corp.	28,299	1,515,977
RLI Corp.	24,717	3,493,748
Selective Insurance Group, Inc.	39,484	4,013,549
White Mountains Insurance Group Ltd.	2,255	4,009,706
		$ 14,361,171
Leisure Products — 0.5%
Brunswick Corp.	11,259	$ 907,926
		$ 907,926
Machinery — 4.8%
Albany International Corp., Class A	28,337	$ 2,259,876
Atmus Filtration Technologies, Inc.(1)	56,377	1,707,659
Franklin Electric Co., Inc.	15,410	1,483,521
Middleby Corp.(1)	26,624	3,699,937
		$ 9,150,993
Professional Services — 3.2%
CBIZ, Inc.(1)	67,713	$ 4,819,811
NV5 Global, Inc.(1)	15,087	1,406,712
		$ 6,226,523
Retail REITs — 1.6%
NETSTREIT Corp.	185,563	$ 3,126,737
		$ 3,126,737
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(1)	49,601	$ 1,472,654
Axcelis Technologies, Inc.(1)	10,635	1,100,935
Diodes, Inc.(1)	25,039	1,828,097
		$ 4,401,686
Software — 6.2%
Altair Engineering, Inc., Class A(1)	20,725	$ 1,667,326
Clearwater Analytics Holdings, Inc., Class A(1)	82,462	1,301,250
Envestnet, Inc.(1)	63,643	3,950,321
PowerSchool Holdings, Inc., Class A(1)	70,690	1,224,351
Progress Software Corp.	44,923	2,238,064
SPS Commerce, Inc.(1)	9,017	1,567,786
		$ 11,949,098
Specialized REITs — 1.1%
CubeSmart	54,320	$ 2,196,701
		$ 2,196,701
Specialty Retail — 3.8%
Burlington Stores, Inc.(1)	6,046	$ 1,087,917
Valvoline, Inc.(1)	145,360	6,180,707
		$ 7,268,624
Textiles, Apparel & Luxury Goods — 0.9%
Steven Madden Ltd.	41,484	$ 1,676,368
		$ 1,676,368
Trading Companies & Distributors — 3.9%
Core & Main, Inc., Class A(1)	107,475	$ 6,069,113
Herc Holdings, Inc.	9,705	1,388,106
		$ 7,457,219
Total Common Stocks (identified cost $147,139,449)		$187,952,039

16
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	3,831,905	$ 3,831,905
Total Short-Term Investments (identified cost $3,831,905)		$ 3,831,905
Total Investments — 100.1% (identified cost $150,971,354)		$191,783,944
Other Assets, Less Liabilities — (0.1)%		$ (234,157)
Net Assets — 100.0%		$191,549,787
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
17
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $147,139,449)	$ 187,952,039
Affiliated investments, at value (identified cost $3,831,905)	3,831,905
Dividends receivable	46,837
Dividends receivable from affiliated investments	15,158
Receivable for investments sold	66,009
Trustees' deferred compensation plan	62,773
Total assets	$191,974,721
Liabilities
Payable for investments purchased	$ 199,248
Payable to affiliates:
Investment adviser fee	99,638
Trustees' fees	17
Trustees' deferred compensation plan	62,773
Payable for custodian fee	28,975
Payable for legal and accounting services	23,201
Accrued expenses	11,082
Total liabilities	$ 424,934
Net Assets applicable to investors' interest in Portfolio	$191,549,787
18
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income	$ 1,235,565
Dividend income from affiliated investments	48,977
Total investment income	$ 1,284,542
Expenses
Investment adviser fee	$ 586,282
Trustees’ fees and expenses	5,300
Custodian fee	25,355
Legal and accounting services	24,650
Miscellaneous	5,121
Total expenses	$ 646,708
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 1,418
Total expense reductions	$ 1,418
Net expenses	$ 645,290
Net investment income	$ 639,252
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 6,946,645(1)
Net realized gain	$ 6,946,645
Change in unrealized appreciation (depreciation):
Investments	$ 24,368,719
Net change in unrealized appreciation (depreciation)	$24,368,719
Net realized and unrealized gain	$31,315,364
Net increase in net assets from operations	$31,954,616
(1)	Includes $1,546,691 of net realized gains from redemptions in-kind.
19
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 639,252	$ 1,181,477
Net realized gain	6,946,645 (1)	6,239,441 (2)
Net change in unrealized appreciation (depreciation)	24,368,719	(19,977,504)
Net increase (decrease) in net assets from operations	$ 31,954,616	$ (12,556,586)
Capital transactions:
Contributions	$ 2,806,103	$ 5,986,402
Withdrawals	(4,981,266)	(11,288,950)
Net decrease in net assets from capital transactions	$ (2,175,163)	$ (5,302,548)
Net increase (decrease) in net assets	$ 29,779,453	$ (17,859,134)
Net Assets
At beginning of period	$ 161,770,334	$ 179,629,468
At end of period	$191,549,787	$161,770,334
(1)	Includes $1,546,691 of net realized gains from redemptions in-kind.
(2)	Includes $3,629,618 of net realized gains from redemptions in-kind.
20
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.69% (1)(2)	0.68% (2)	0.69% (2)	0.68%	0.69%	0.69%
Net investment income	0.68% (1)	0.65%	0.41%	0.27%	0.54%	0.51%
Portfolio Turnover	20% (3)	38%	43%	40%	44%	51%
Total Return	19.76% (3)	(7.19)%	(12.42)%	42.69%	(2.63)%	12.82%
Net assets, end of period (000’s omitted)	$191,550	$161,770	$179,629	$215,268	$155,429	$178,500
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(3)	Not annualized.
21

Tax-Managed Small-Cap Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 65.1% and 34.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
22

Tax-Managed Small-Cap Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2024, the investment adviser fee amounted to $586,282 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $1,418 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $37,370,408 and $38,970,242, respectively, for the six months ended April 30, 2024. In-kind sales for the six months ended April 30, 2024 aggregated $1,848,902.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$151,619,168
Gross unrealized appreciation	$ 45,281,506
Gross unrealized depreciation	(5,116,730)
Net unrealized appreciation	$ 40,164,776
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
23

Tax-Managed Small-Cap Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,831,905, which represents 2.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,508,206	$20,215,454	$(17,891,755)	$ —	$ —	$3,831,905	$48,977	3,831,905
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 187,952,039*	$ —	$ —	$ 187,952,039
Short-Term Investments	3,831,905	—	—	3,831,905
Total Investments	$ 191,783,944	$ —	$ —	$191,783,944
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
24

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Small-Cap Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
25

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
27

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
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Investment Adviser of Tax-Managed Small-Cap Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Small-Cap Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.24

Eaton Vance
Tax-Managed Value Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Tax-Managed Value Fund

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Performance

Portfolio Manager(s) Aaron S. Dunn, CFA and Bradley T. Galko, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/27/1999	12/27/1999	21.92%	14.87%	9.09%	8.72%
Class A with 5.25% Maximum Sales Charge	—	—	15.53	8.83	7.93	8.14
Class C at NAV	01/24/2000	01/24/2000	21.44	13.98	8.27	8.07
Class C with 1% Maximum Deferred Sales Charge	—	—	20.44	12.98	8.27	8.07
Class I at NAV	11/30/2007	12/27/1999	22.05	15.13	9.36	8.98

Russell 1000® Value Index	—	—	18.42%	13.42%	8.59%	8.43%
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	12/27/1999	12/27/1999	14.01%	8.54%	7.93%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	9.34	7.20	6.93
Class C After Taxes on Distributions	01/24/2000	01/24/2000	13.29	7.88	7.41
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	8.71	6.54	6.41
Class I After Taxes on Distributions	11/30/2007	12/27/1999	14.20	8.75	8.13
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	9.54	7.42	7.14
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.16%	1.91%	0.91%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
JPMorgan Chase & Co.	4.6%
Micron Technology, Inc.	3.4
Charles Schwab Corp.	3.2
Chevron Corp.	3.0
Home Depot, Inc.	2.8
Ingersoll Rand, Inc.	2.8
Constellation Brands, Inc., Class A	2.7
NextEra Energy, Inc.	2.7
Thermo Fisher Scientific, Inc.	2.7
Sempra	2.4
Total	30.3%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,219.20	$ 6.40	1.16%
Class C	$1,000.00	$1,214.40	$10.52	1.91%
Class I	$1,000.00	$1,220.50	$ 5.02	0.91%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$ 5.82	1.16%
Class C	$1,000.00	$1,015.37	$ 9.57	1.91%
Class I	$1,000.00	$1,020.34	$ 4.57	0.91%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Tax-Managed Value Portfolio, at value (identified cost $343,534,451)	$ 779,174,774
Receivable for Fund shares sold	102,371
Total assets	$779,277,145
Liabilities
Payable for Fund shares redeemed	$ 391,597
Payable to affiliates:
Administration fee	96,166
Distribution and service fees	115,686
Payable for transfer and dividend disbursing agent fees	58,513
Accrued expenses	84,776
Total liabilities	$ 746,738
Net Assets	$778,530,407
Sources of Net Assets
Paid-in capital	$ 357,757,816
Distributable earnings	420,772,591
Net Assets	$778,530,407
Class A Shares
Net Assets	$ 468,811,128
Shares Outstanding	12,003,652
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 39.06
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 41.22
Class C Shares
Net Assets	$ 22,918,761
Shares Outstanding	611,932
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 37.45
Class I Shares
Net Assets	$ 286,800,518
Shares Outstanding	7,378,597
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 38.87
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $42,023)	$ 7,081,539
Securities lending income allocated from Portfolio, net	744
Expenses allocated from Portfolio	(2,517,003)
Total investment income from Portfolio	$ 4,565,280
Expenses
Administration fee	$ 556,246
Distribution and service fees:
Class A	558,461
Class C	109,393
Trustees’ fees and expenses	208
Custodian fee	24,787
Transfer and dividend disbursing agent fees	149,049
Legal and accounting services	35,764
Printing and postage	21,646
Registration fees	26,333
ReFlow liquidity program fees	32,907
Miscellaneous	10,282
Total expenses	$ 1,525,076
Net investment income	$ 3,040,204
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 36,521,084(1)
Foreign currency transactions	(2,700)
Net realized gain	$ 36,518,384
Change in unrealized appreciation (depreciation):
Investments	$ 104,561,322
Foreign currency	(3,471)
Net change in unrealized appreciation (depreciation)	$104,557,851
Net realized and unrealized gain	$141,076,235
Net increase in net assets from operations	$144,116,439
(1)	Includes $13,421,021 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,040,204	$ 7,245,855
Net realized gain	36,518,384 (1)	37,252,522 (2)
Net change in unrealized appreciation (depreciation)	104,557,851	(59,112,750)
Net increase (decrease) in net assets from operations	$144,116,439	$ (14,614,373)
Distributions to shareholders:
Class A	$ (14,155,725)	$ (9,264,246)
Class C	(567,330)	(361,789)
Class I	(9,367,730)	(6,334,332)
Total distributions to shareholders	$ (24,090,785)	$ (15,960,367)
Transactions in shares of beneficial interest:
Class A	$ (3,126,962)	$ (13,926,797)
Class C	(467,531)	(3,598,530)
Class I	(2,728,975)	(6,008,615)
Net decrease in net assets from Fund share transactions	$ (6,323,468)	$ (23,533,942)
Net increase (decrease) in net assets	$113,702,186	$ (54,108,682)
Net Assets
At beginning of period	$ 664,828,221	$ 718,936,903
At end of period	$778,530,407	$664,828,221
(1)	Includes $13,421,021 of net realized gains from redemptions in-kind.
(2)	Includes $21,085,534 of net realized gains from redemptions in-kind.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 33.080	$ 34.610	$ 39.770	$ 28.170	$ 29.890	$ 27.000
Income (Loss) From Operations
Net investment income(1)	$ 0.138	$ 0.329	$ 0.425	$ 0.286	$ 0.354	$ 0.344
Net realized and unrealized gain (loss)	7.024	(1.111)	(3.833)	11.731	(1.720)	2.931
Total income (loss) from operations	$ 7.162	$ (0.782)	$ (3.408)	$ 12.017	$ (1.366)	$ 3.275
Less Distributions
From net investment income	$ (0.264)	$ (0.387)	$ (0.307)	$ (0.341)	$ (0.339)	$ (0.278)
From net realized gain	(0.918)	(0.361)	(1.445)	(0.076)	(0.015)	(0.107)
Total distributions	$ (1.182)	$ (0.748)	$ (1.752)	$ (0.417)	$ (0.354)	$ (0.385)
Net asset value — End of period	$ 39.060	$ 33.080	$ 34.610	$ 39.770	$ 28.170	$ 29.890
Total Return(2)	21.92% (3)	(2.32)%	(8.95)%	43.03%	(4.66)%	12.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$468,811	$399,603	$431,902	$497,565	$362,651	$417,533
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.16% (5)(6)	1.16% (5)	1.16% (5)	1.15%	1.17%	1.18%
Net investment income	0.75% (6)	0.94%	1.18%	0.80%	1.25%	1.24%
Portfolio Turnover of the Portfolio	15% (3)	31%	29%	11%	25%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(6)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 31.650	$ 33.140	$ 38.170	$ 27.020	$ 28.580	$ 25.810
Income (Loss) From Operations
Net investment income(1)	$ —(2)	$ 0.066	$ 0.148	$ 0.018	$ 0.137	$ 0.150
Net realized and unrealized gain (loss)	6.718	(1.061)	(3.677)	11.278	(1.673)	2.794
Total income (loss) from operations	$ 6.718	$ (0.995)	$ (3.529)	$11.296	$ (1.536)	$ 2.944
Less Distributions
From net investment income	$ —	$ (0.134)	$ (0.056)	$ (0.070)	$ (0.009)	$ (0.067)
From net realized gain	(0.918)	(0.361)	(1.445)	(0.076)	(0.015)	(0.107)
Total distributions	$ (0.918)	$ (0.495)	$ (1.501)	$ (0.146)	$ (0.024)	$ (0.174)
Net asset value — End of period	$37.450	$31.650	$33.140	$38.170	$27.020	$28.580
Total Return(3)	21.44% (4)	(3.05)%	(9.61)%	41.94%	(5.38)%	11.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 22,919	$ 19,794	$ 24,304	$ 26,389	$ 20,066	$ 26,672
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.91% (6)(7)	1.91% (6)	1.91% (6)	1.90%	1.92%	1.93%
Net investment income	0.00% (7)(8)	0.20%	0.43%	0.05%	0.50%	0.58%
Portfolio Turnover of the Portfolio	15% (4)	31%	29%	11%	25%	18%
(1)	Computed using average shares outstanding.
(2)	Amount less than $0.005 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(7)	Annualized.
(8)	Amount is less than 0.005%.
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 32.960	$ 34.510	$ 39.650	$ 28.080	$ 29.790	$ 26.920
Income (Loss) From Operations
Net investment income(1)	$ 0.183	$ 0.414	$ 0.512	$ 0.373	$ 0.421	$ 0.411
Net realized and unrealized gain (loss)	6.998	(1.123)	(3.807)	11.690	(1.707)	2.914
Total income (loss) from operations	$ 7.181	$ (0.709)	$ (3.295)	$ 12.063	$ (1.286)	$ 3.325
Less Distributions
From net investment income	$ (0.353)	$ (0.480)	$ (0.400)	$ (0.417)	$ (0.409)	$ (0.348)
From net realized gain	(0.918)	(0.361)	(1.445)	(0.076)	(0.015)	(0.107)
Total distributions	$ (1.271)	$ (0.841)	$ (1.845)	$ (0.493)	$ (0.424)	$ (0.455)
Net asset value — End of period	$ 38.870	$ 32.960	$ 34.510	$ 39.650	$ 28.080	$ 29.790
Total Return(2)	22.05% (3)	(2.08)%	(8.70)%	43.41%	(4.42)%	12.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$286,801	$245,432	$262,732	$283,334	$189,549	$195,921
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.91% (5)(6)	0.91% (5)	0.91% (5)	0.90%	0.92%	0.93%
Net investment income	1.00% (6)	1.19%	1.42%	1.05%	1.49%	1.49%
Portfolio Turnover of the Portfolio	15% (3)	31%	29%	11%	25%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(6)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (80.4% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $2 billion	0.6000%
$2 billion but less than $5 billion	0.5750%
$5 billion and over	0.5550%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2024, the administration fee amounted to $556,246.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $29,051 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,913 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024 in the amount of less than $100. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $558,461 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $82,045 for Class C shares.
13

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $27,348 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended April 30, 2024, the Fund was informed that EVD received $428 and $441 of CDSCs paid by Class A and C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $3,838,916 and $36,539,762, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $19,333,729.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	168,792	$ 6,220,675	347,876	$ 12,154,003
Issued to shareholders electing to receive payments of distributions in Fund shares	340,050	12,347,222	236,811	8,039,734
Redemptions	(586,037)	(21,694,859)	(981,152)	(34,120,534)
Net decrease	(77,195)	$ (3,126,962)	(396,465)	$(13,926,797)
Class C
Sales	31,248	$ 1,104,946	76,735	$ 2,579,066
Issued to shareholders electing to receive payments of distributions in Fund shares	14,994	523,609	10,082	329,566
Redemptions	(59,797)	(2,096,086)	(194,674)	(6,507,162)
Net decrease	(13,555)	$ (467,531)	(107,857)	$ (3,598,530)
Class I
Sales	964,832	$ 35,168,051	1,650,812	$ 57,264,037
Issued to shareholders electing to receive payments of distributions in Fund shares	234,043	8,451,280	168,916	5,702,619
Redemptions	(1,265,858)	(46,348,306)	(1,988,179)	(68,975,271)
Net decrease	(66,983)	$ (2,728,975)	(168,451)	$ (6,008,615)
14

Tax-Managed Value Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.2%
RTX Corp.	113,000	$ 11,471,760
		$ 11,471,760
Banks — 8.0%
JPMorgan Chase & Co.	230,958	$ 44,283,887
PNC Financial Services Group, Inc.	142,029	21,767,365
Wells Fargo & Co.	188,847	11,202,404
		$ 77,253,656
Beverages — 2.7%
Constellation Brands, Inc., Class A	104,837	$ 26,571,986
		$ 26,571,986
Biotechnology — 2.1%
AbbVie, Inc.	95,280	$ 15,496,339
Vertex Pharmaceuticals, Inc.(1)	13,474	5,292,722
		$ 20,789,061
Building Products — 0.7%
Carrier Global Corp.	113,000	$ 6,948,370
		$ 6,948,370
Capital Markets — 6.5%
Ameriprise Financial, Inc.	19,677	$ 8,102,792
Cboe Global Markets, Inc.	22,561	4,086,925
Charles Schwab Corp.	416,665	30,812,377
Goldman Sachs Group, Inc.	22,892	9,768,245
Interactive Brokers Group, Inc., Class A	90,310	10,396,487
		$ 63,166,826
Chemicals — 2.3%
FMC Corp.	74,271	$ 4,382,732
Linde PLC	40,582	17,895,039
		$ 22,277,771
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.(1)	251,748	$ 18,800,541
		$ 18,800,541
Security	Shares	Value
Containers & Packaging — 0.5%
Ball Corp.	69,035	$ 4,802,765
		$ 4,802,765
Electric Utilities — 2.7%
NextEra Energy, Inc.	392,766	$ 26,303,539
		$ 26,303,539
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	33,916	$ 9,189,879
		$ 9,189,879
Electronic Equipment, Instruments & Components — 1.9%
Zebra Technologies Corp., Class A(1)	59,656	$ 18,765,391
		$ 18,765,391
Energy Equipment & Services — 1.2%
Schlumberger NV	247,255	$ 11,739,667
		$ 11,739,667
Entertainment — 1.7%
Walt Disney Co.	147,913	$ 16,433,134
		$ 16,433,134
Financial Services — 3.1%
Fiserv, Inc.(1)	117,991	$ 18,013,686
Visa, Inc., Class A	44,697	12,006,061
		$ 30,019,747
Food Products — 1.5%
General Mills, Inc.	78,340	$ 5,519,837
Nestle SA	90,000	9,036,014
		$ 14,555,851
Ground Transportation — 1.2%
Union Pacific Corp.	50,876	$ 12,065,752
		$ 12,065,752
Health Care Equipment & Supplies — 2.0%
Stryker Corp.	58,093	$ 19,548,295
		$ 19,548,295
Health Care Providers & Services — 1.2%
McKesson Corp.	5,281	$ 2,837,006
UnitedHealth Group, Inc.	18,719	9,054,380
		$ 11,891,386

15
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 1.5%
D.R. Horton, Inc.	99,360	$ 14,157,807
		$ 14,157,807
Household Products — 1.4%
Clorox Co.	89,520	$ 13,237,322
		$ 13,237,322
Industrial Conglomerates — 2.6%
3M Co.	91,159	$ 8,797,755
Honeywell International, Inc.	83,731	16,137,476
		$ 24,935,231
Insurance — 3.8%
Arch Capital Group Ltd.(1)	183,981	$ 17,209,583
Reinsurance Group of America, Inc.	33,595	6,281,929
Travelers Cos., Inc.	64,030	13,584,605
		$ 37,076,117
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A(1)	141,849	$ 23,090,180
		$ 23,090,180
IT Services — 0.5%
Accenture PLC, Class A	14,366	$ 4,322,873
		$ 4,322,873
Life Sciences Tools & Services — 3.1%
Mettler-Toledo International, Inc.(1)	3,177	$ 3,906,757
Thermo Fisher Scientific, Inc.	45,967	26,142,352
		$ 30,049,109
Machinery — 7.4%
Ingersoll Rand, Inc.	287,559	$ 26,835,006
Otis Worldwide Corp.	56,500	5,152,800
Parker-Hannifin Corp.	32,913	17,934,623
Toro Co.	44,934	3,935,769
Westinghouse Air Brake Technologies Corp.	109,778	17,683,040
		$ 71,541,238
Metals & Mining — 1.8%
Alcoa Corp.	488,450	$ 17,164,133
		$ 17,164,133
Multi-Utilities — 3.1%
CMS Energy Corp.	111,375	$ 6,750,439
Security	Shares	Value
Multi-Utilities (continued)
Sempra	325,074	$ 23,285,050
		$ 30,035,489
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	182,306	$ 29,400,489
ConocoPhillips	161,617	20,302,328
EOG Resources, Inc.	51,427	6,795,049
Phillips 66	74,143	10,618,019
		$ 67,115,885
Pharmaceuticals — 8.2%
Eli Lilly & Co.	22,331	$ 17,442,744
Johnson & Johnson	49,590	7,170,218
Merck & Co., Inc.	167,049	21,586,072
Sanofi SA	170,680	16,861,998
Zoetis, Inc.	101,295	16,130,216
		$ 79,191,248
Professional Services — 0.6%
Robert Half, Inc.	80,761	$ 5,583,816
		$ 5,583,816
Residential REITs — 4.8%
AvalonBay Communities, Inc.	47,915	$ 9,083,247
Invitation Homes, Inc.	458,376	15,676,459
Mid-America Apartment Communities, Inc.	166,510	21,646,300
		$ 46,406,006
Semiconductors & Semiconductor Equipment — 5.0%
Micron Technology, Inc.	289,648	$ 32,718,638
QUALCOMM, Inc.	69,710	11,561,403
Texas Instruments, Inc.	24,085	4,249,076
		$ 48,529,117
Software — 0.6%
Oracle Corp.	52,884	$ 6,015,555
		$ 6,015,555
Specialty Retail — 2.8%
Home Depot, Inc.	81,060	$ 27,091,873
		$ 27,091,873
Total Common Stocks (identified cost $455,040,179)		$968,138,376

16
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	761,020	$ 761,020
Total Short-Term Investments (identified cost $761,020)		$ 761,020
Total Investments — 100.0% (identified cost $455,801,199)		$968,899,396
Other Assets, Less Liabilities — 0.0%(3)		$ 241,690
Net Assets — 100.0%		$969,141,086
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(3)	Amount is less than 0.05%.
Abbreviations:
REITs	– Real Estate Investment Trusts
17
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $455,040,179)	$ 968,138,376
Affiliated investments, at value (identified cost $761,020)	761,020
Dividends receivable	579,132
Dividends receivable from affiliated investments	6,875
Tax reclaims receivable	371,651
Trustees' deferred compensation plan	188,253
Total assets	$970,045,307
Liabilities
Payable to affiliates:
Investment adviser fee	$ 508,585
Trustees' deferred compensation plan	188,253
Payable for custodian fee	129,315
Accrued expenses	78,068
Total liabilities	$ 904,221
Net Assets applicable to investors' interest in Portfolio	$969,141,086
18
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $52,202)	$ 8,704,481
Dividend income from affiliated investments	68,116
Securities lending income, net	919
Total investment income	$ 8,773,516
Expenses
Investment adviser fee	$ 2,936,378
Trustees’ fees and expenses	24,750
Custodian fee	111,518
Legal and accounting services	44,432
Miscellaneous	3,819
Total expenses	$ 3,120,897
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 2,031
Total expense reductions	$ 2,031
Net expenses	$ 3,118,866
Net investment income	$ 5,654,650
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 45,186,411(1)
Foreign currency transactions	(3,341)
Net realized gain	$ 45,183,070
Change in unrealized appreciation (depreciation):
Investments	$ 129,319,607
Foreign currency	(4,406)
Net change in unrealized appreciation (depreciation)	$129,315,201
Net realized and unrealized gain	$174,498,271
Net increase in net assets from operations	$180,152,921
(1)	Includes $16,630,649 of net realized gains from redemptions in-kind.
19
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,654,650	$ 12,531,564
Net realized gain	45,183,070 (1)	45,678,729 (2)
Net change in unrealized appreciation (depreciation)	129,315,201	(72,880,666)
Net increase (decrease) in net assets from operations	$180,152,921	$ (14,670,373)
Capital transactions:
Contributions	$ 7,290,894	$ 11,089,671
Withdrawals	(40,061,474)	(55,288,578)
Net decrease in net assets from capital transactions	$ (32,770,580)	$ (44,198,907)
Net increase (decrease) in net assets	$147,382,341	$ (58,869,280)
Net Assets
At beginning of period	$ 821,758,745	$ 880,628,025
At end of period	$969,141,086	$821,758,745
(1)	Includes $16,630,649 of net realized gains from redemptions in-kind.
(2)	Includes $25,897,342 of net realized gains from redemptions in-kind.
20
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.68% (1)(2)	0.68% (2)	0.68% (2)	0.68%	0.68%	0.68%
Net investment income	1.23% (1)	1.42%	1.65%	1.27%	1.73%	1.74%
Portfolio Turnover	15% (3)	31%	29%	11%	25%	18%
Total Return	22.20% (3)	(1.84)%	(8.51)%	43.69%	(4.18)%	12.90%
Net assets, end of period (000’s omitted)	$969,141	$821,759	$880,628	$994,337	$704,707	$788,248
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(3)	Not annualized.
21
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 80.4% and 19.6%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
22

Tax-Managed Value Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%
For the six months ended April 30, 2024, the investment adviser fee amounted to $2,936,378 or 0.64% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $2,031 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $155,118,595 and $139,284,892, respectively, for the six months ended April 30, 2024. In-kind sales for the six months ended April 30, 2024 aggregated $19,333,729.
23

Tax-Managed Value Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$459,472,902
Gross unrealized appreciation	$ 512,287,600
Gross unrealized depreciation	(2,861,106)
Net unrealized appreciation	$509,426,494
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At April 30, 2024, the Portfolio had no securities on loan.
7  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $761,020, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$32,183,861	$39,504,622	$(70,927,463)	$ —	$ —	$761,020	$68,116	761,020
24

Tax-Managed Value Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 39,523,314	$ —	$ —	$ 39,523,314
Consumer Discretionary	41,249,680	—	—	41,249,680
Consumer Staples	64,129,686	9,036,014	—	73,165,700
Energy	78,855,552	—	—	78,855,552
Financials	207,516,346	—	—	207,516,346
Health Care	144,607,101	16,861,998	—	161,469,099
Industrials	141,736,046	—	—	141,736,046
Information Technology	77,632,936	—	—	77,632,936
Materials	44,244,669	—	—	44,244,669
Real Estate	46,406,006	—	—	46,406,006
Utilities	56,339,028	—	—	56,339,028
Total Common Stocks	$942,240,364	$ 25,898,012*	$ —	$968,138,376
Short-Term Investments	$ 761,020	$ —	$ —	$ 761,020
Total Investments	$943,001,384	$ 25,898,012	$ —	$968,899,396
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
25

Eaton Vance
Tax-Managed Value Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund
Kenneth A. Topping President	Nicholas S. Di. Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Value Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di. Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
26

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
28

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
30

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This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.24

Eaton Vance
Floating-Rate Advantage Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Floating-Rate Advantage Fund

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA and Jake T. Lemle, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	03/15/2008	08/04/1989	6.70%	11.98%	4.44%	4.35%
Class A at NAV	03/17/2008	08/04/1989	6.70	11.98	4.42	4.34
Class A with 3.25% Maximum Sales Charge	—	—	3.25	8.35	3.75	4.00
Class C at NAV	03/15/2008	08/04/1989	6.44	11.54	3.92	3.92
Class C with 1% Maximum Deferred Sales Charge	—	—	5.44	10.54	3.92	3.92
Class I at NAV	03/15/2008	08/04/1989	6.84	12.26	4.70	4.60
Class R6 at NAV	05/31/2019	08/04/1989	6.97	12.40	4.77	4.63

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	6.05%	11.97%	5.26%	4.59%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class C	Class I	Class R6
	2.82%	2.82%	3.32%	2.57%	2.53%
% Total Leverage[4]
Borrowings	19.50%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Fund Profile

Top 10 Issuers (% of total investments)[1]
TransDigm, Inc.	1.1%
Epicor Software Corporation	1.1
Applied Systems, Inc.	0.9
Carnival Corporation	0.9
Go Daddy Operating Company, LLC	0.9
Ineos US Finance LLC	0.8
American Airlines, Inc.	0.8
Uber Technologies, Inc.	0.7
Select Medical Corporation	0.7
Dynasty Acquisition Co., Inc.	0.7
Total	8.6%
Top 10 Sectors (% of total investments)[1]
Software	12.7%
Hotels, Restaurants & Leisure	5.6
Capital Markets	5.0
Health Care Providers & Services	4.9
Machinery	4.9
Chemicals	4.8
IT Services	3.6
Professional Services	3.3
Trading Companies & Distributors	3.0
Commercial Services & Supplies	2.4
Total	50.2%

Credit Quality (% of bonds, loans and asset-backed securities)[2]
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
3

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
4

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$1,067.00	$14.29	2.78%
Class A	$1,000.00	$1,067.00	$14.29	2.78%
Class C	$1,000.00	$1,064.40	$16.84	3.28%
Class I	$1,000.00	$1,068.40	$13.01	2.53%
Class R6	$1,000.00	$1,069.70	$12.61	2.45%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,011.04	$13.90	2.78%
Class A	$1,000.00	$1,011.04	$13.90	2.78%
Class C	$1,000.00	$1,008.55	$16.38	3.28%
Class I	$1,000.00	$1,012.28	$12.66	2.53%
Class R6	$1,000.00	$1,012.68	$12.26	2.45%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Senior Debt Portfolio, at value (identified cost $6,032,413,785)	$ 5,782,824,084
Receivable for Fund shares sold	11,514,627
Total assets	$ 5,794,338,711
Liabilities
Payable for Fund shares redeemed	$ 20,101,207
Distributions payable	7,174,279
Payable to affiliates:
Administration fee	467,834
Distribution and service fees	417,989
Trustees' fees	42
Accrued expenses	913,923
Total liabilities	$ 29,075,274
Net Assets	$ 5,765,263,437
Sources of Net Assets
Paid-in capital	$ 6,975,886,704
Accumulated loss	(1,210,623,267)
Net Assets	$ 5,765,263,437
Advisers Class Shares
Net Assets	$ 61,610,970
Shares Outstanding	6,138,016
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.04
Class A Shares
Net Assets	$ 1,127,286,290
Shares Outstanding	112,282,416
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.04
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.38
Class C Shares
Net Assets	$ 281,705,948
Shares Outstanding	28,108,519
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.02
Class I Shares
Net Assets	$ 4,256,834,407
Shares Outstanding	424,040,709
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.04
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2024
Class R6 Shares
Net Assets	$37,825,822
Shares Outstanding	3,766,837
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.04
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio	$ 3,207,266
Interest income allocated from Portfolio	328,983,334
Other income allocated from Portfolio	5,864,122
Expenses, excluding interest expense, allocated from Portfolio	(15,984,166)
Interest expense allocated from Portfolio	(50,161,976)
Total investment income from Portfolio	$ 271,908,580
Expenses
Administration fee	$ 2,810,184
Distribution and service fees:
Advisers Class	79,187
Class A	1,416,984
Class C	1,079,223
Trustees’ fees and expenses	250
Custodian fee	30,935
Transfer and dividend disbursing agent fees	1,675,835
Legal and accounting services	115,799
Printing and postage	129,520
Registration fees	97,372
Miscellaneous	34,378
Total expenses	$ 7,469,667
Net investment income	$ 264,438,913
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (121,879,288)
Foreign currency transactions	(1,340,711)
Forward foreign currency exchange contracts	(2,050,762)
Net realized loss	$(125,270,761)
Change in unrealized appreciation (depreciation):
Investments	$ 235,698,050
Foreign currency	(1,182,093)
Forward foreign currency exchange contracts	3,537,637
Net change in unrealized appreciation (depreciation)	$ 238,053,594
Net realized and unrealized gain	$ 112,782,833
Net increase in net assets from operations	$ 377,221,746
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 264,438,913	$ 525,417,479
Net realized loss	(125,270,761)	(305,782,403)
Net change in unrealized appreciation (depreciation)	238,053,594	471,488,582
Net increase in net assets from operations	$ 377,221,746	$ 691,123,658
Distributions to shareholders:
Advisers Class	$ (3,132,711)	$ (6,268,276)
Class A	(55,965,805)	(103,262,365)
Class C	(13,498,405)	(26,443,101)
Class I	(207,699,140)	(392,701,024)
Class R6	(1,398,100)	(2,418,465)
Total distributions to shareholders	$ (281,694,161)	$ (531,093,231)
Transactions in shares of beneficial interest:
Advisers Class	$ (6,954,700)	$ (17,430,701)
Class A	(33,242,739)	(149,330,418)
Class C	(18,122,853)	(66,155,497)
Class I	66,527,124	(1,212,271,549)
Class R6	22,218,170	(9,637,466)
Net increase (decrease) in net assets from Fund share transactions	$ 30,425,002	$(1,454,825,631)
Net increase (decrease) in net assets	$ 125,952,587	$(1,294,795,204)
Net Assets
At beginning of period	$ 5,639,310,850	$ 6,934,106,054
At end of period	$5,765,263,437	$ 5,639,310,850
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.870	$ 9.620	$10.580	$ 10.070	$ 10.550	$ 10.940
Income (Loss) From Operations
Net investment income(1)	$ 0.462	$ 0.849	$ 0.487	$ 0.398	$ 0.457	$ 0.558
Net realized and unrealized gain (loss)	0.200	0.261	(0.966)	0.528	(0.473)	(0.390)
Total income (loss) from operations	$ 0.662	$ 1.110	$ (0.479)	$ 0.926	$ (0.016)	$ 0.168
Less Distributions
From net investment income	$ (0.492)	$ (0.860)	$ (0.481)	$ (0.416)	$ (0.464)	$ (0.558)
Total distributions	$ (0.492)	$ (0.860)	$ (0.481)	$ (0.416)	$ (0.464)	$ (0.558)
Net asset value — End of period	$10.040	$ 9.870	$ 9.620	$10.580	$10.070	$ 10.550
Total Return(2)	6.70% (3)	11.92%	(4.62)%	9.30%	(0.05)%	1.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 61,611	$67,432	$82,925	$ 88,509	$ 64,551	$139,516
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.00% (5)	1.00%	0.94%	0.95%	1.00%	0.99%
Interest and fee expense	1.78% (5)	1.82%	0.49%	0.33%	0.63%	0.87%
Total expenses	2.78% (5)(6)	2.82% (6)	1.43% (6)	1.28%	1.63%	1.86%
Net investment income	9.26% (5)	8.62%	4.79%	3.79%	4.50%	5.21%
Portfolio Turnover of the Portfolio	15% (3)	18%	27%	28%	30%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.870	$ 9.620	$ 10.580	$ 10.070	$ 10.550	$ 10.950
Income (Loss) From Operations
Net investment income(1)	$ 0.462	$ 0.851	$ 0.485	$ 0.399	$ 0.447	$ 0.559
Net realized and unrealized gain (loss)	0.200	0.259	(0.964)	0.527	(0.463)	(0.401)
Total income (loss) from operations	$ 0.662	$ 1.110	$ (0.479)	$ 0.926	$ (0.016)	$ 0.158
Less Distributions
From net investment income	$ (0.492)	$ (0.860)	$ (0.481)	$ (0.416)	$ (0.464)	$ (0.558)
Total distributions	$ (0.492)	$ (0.860)	$ (0.481)	$ (0.416)	$ (0.464)	$ (0.558)
Net asset value — End of period	$ 10.040	$ 9.870	$ 9.620	$ 10.580	$ 10.070	$ 10.550
Total Return(2)	6.70% (3)	11.91%	(4.62)%	9.30%	(0.05)%	1.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,127,286	$1,141,067	$1,259,540	$1,378,928	$1,175,942	$1,426,205
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.00% (5)	1.00%	0.94%	0.95%	0.99%	0.99%
Interest and fee expense	1.78% (5)	1.82%	0.49%	0.33%	0.60%	0.88%
Total expenses	2.78% (5)(6)	2.82% (6)	1.43% (6)	1.28%	1.59%	1.87%
Net investment income	9.26% (5)	8.64%	4.77%	3.80%	4.44%	5.21%
Portfolio Turnover of the Portfolio	15% (3)	18%	27%	28%	30%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.850	$ 9.610	$ 10.560	$ 10.050	$ 10.530	$ 10.920
Income (Loss) From Operations
Net investment income(1)	$ 0.436	$ 0.799	$ 0.430	$ 0.347	$ 0.397	$ 0.503
Net realized and unrealized gain (loss)	0.200	0.250	(0.950)	0.526	(0.464)	(0.390)
Total income (loss) from operations	$ 0.636	$ 1.049	$ (0.520)	$ 0.873	$ (0.067)	$ 0.113
Less Distributions
From net investment income	$ (0.466)	$ (0.809)	$ (0.430)	$ (0.363)	$ (0.413)	$ (0.503)
Total distributions	$ (0.466)	$ (0.809)	$ (0.430)	$ (0.363)	$ (0.413)	$ (0.503)
Net asset value — End of period	$ 10.020	$ 9.850	$ 9.610	$ 10.560	$ 10.050	$ 10.530
Total Return(2)	6.44% (3)	11.48%	(5.11)%	8.77%	(0.56)%	1.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$281,706	$294,805	$352,239	$435,786	$508,535	$754,873
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.50% (5)	1.50%	1.44%	1.46%	1.50%	1.49%
Interest and fee expense	1.78% (5)	1.82%	0.48%	0.33%	0.60%	0.87%
Total expenses	3.28% (5)(6)	3.32% (6)	1.92% (6)	1.79%	2.10%	2.36%
Net investment income	8.76% (5)	8.13%	4.23%	3.31%	3.95%	4.71%
Portfolio Turnover of the Portfolio	15% (3)	18%	27%	28%	30%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.870	$ 9.620	$ 10.580	$ 10.070	$ 10.550	$ 10.940
Income (Loss) From Operations
Net investment income(1)	$ 0.474	$ 0.873	$ 0.507	$ 0.423	$ 0.474	$ 0.586
Net realized and unrealized gain (loss)	0.200	0.262	(0.961)	0.529	(0.465)	(0.392)
Total income (loss) from operations	$ 0.674	$ 1.135	$ (0.454)	$ 0.952	$ 0.009	$ 0.194
Less Distributions
From net investment income	$ (0.504)	$ (0.885)	$ (0.506)	$ (0.442)	$ (0.489)	$ (0.584)
Total distributions	$ (0.504)	$ (0.885)	$ (0.506)	$ (0.442)	$ (0.489)	$ (0.584)
Net asset value — End of period	$ 10.040	$ 9.870	$ 9.620	$ 10.580	$ 10.070	$ 10.550
Total Return(2)	6.84% (3)	12.19%	(4.38)%	9.57%	0.20%	1.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,256,834	$4,120,653	$5,215,271	$5,898,403	$3,545,676	$4,898,901
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.75% (5)	0.75%	0.69%	0.70%	0.75%	0.74%
Interest and fee expense	1.78% (5)	1.82%	0.47%	0.32%	0.60%	0.88%
Total expenses	2.53% (5)(6)	2.57% (6)	1.16% (6)	1.02%	1.35%	1.62%
Net investment income	9.50% (5)	8.87%	4.99%	4.02%	4.70%	5.47%
Portfolio Turnover of the Portfolio	15% (3)	18%	27%	28%	30%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
13
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$ 9.870	$ 9.620	$10.580	$ 10.060	$ 10.550	$ 10.740
Income (Loss) From Operations
Net investment income(2)	$ 0.468	$ 0.914	$ 0.480	$ 0.427	$ 0.460	$ 0.247
Net realized and unrealized gain (loss)	0.209	0.224	(0.931)	0.540	(0.455)	(0.190)
Total income (loss) from operations	$ 0.677	$ 1.138	$ (0.451)	$ 0.967	$ 0.005	$ 0.057
Less Distributions
From net investment income	$ (0.507)	$ (0.888)	$ (0.509)	$ (0.447)	$ (0.495)	$ (0.247)
Total distributions	$ (0.507)	$ (0.888)	$ (0.509)	$ (0.447)	$ (0.495)	$ (0.247)
Net asset value — End of period	$10.040	$ 9.870	$ 9.620	$ 10.580	$10.060	$10.550
Total Return(3)	6.97% (4)	12.35%	(4.36)%	9.63%	0.16%	0.53% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 37,826	$15,353	$24,131	$135,653	$ 33,814	$ 10
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.67% (6)	0.79%	0.63%	0.65%	0.68%	0.62% (6)
Interest and fee expense	1.78% (6)	1.82%	0.38%	0.30%	0.55%	0.94% (6)
Total expenses	2.45% (6)(7)	2.60% (7)	1.01% (7)	0.95%	1.23%	1.56% (6)
Net investment income	9.38% (6)	9.26%	4.66%	4.06%	4.63%	5.48% (6)
Portfolio Turnover of the Portfolio	15% (4)	18%	27%	28%	30%	17% (4)(8)
(1)	For the period from the commencement of operations, May 31, 2019, to October 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(8)	For the year ended October 31, 2019.
14
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are generally sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (96.6% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
15

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $873,249,379 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $775,036,648 are long-term and $98,212,731 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2024, the administration fee amounted to $2,810,184. EVM provides subtransfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $92,424 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $37,963 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024 in the amount of $12,623. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $79,187 for Advisers Class shares and $1,416,984 for Class A shares.
16

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $863,378 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $215,845 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $4,898 and $4,883 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $155,468,850 and $409,570,834, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Advisers Class
Sales	621,129	$ 6,235,195	1,128,130	$ 11,140,190
Issued to shareholders electing to receive payments of distributions in Fund shares	308,565	3,097,171	630,898	6,215,546
Redemptions	(1,624,828)	(16,287,066)	(3,544,982)	(34,786,437)
Net decrease	(695,134)	$ (6,954,700)	(1,785,954)	$ (17,430,701)
Class A
Sales	6,248,590	$ 62,677,954	13,520,333	$ 133,342,035
Issued to shareholders electing to receive payments of distributions in Fund shares	4,748,010	47,658,750	8,818,151	86,926,063
Redemptions	(14,316,936)	(143,579,443)	(37,618,515)	(369,598,516)
Net decrease	(3,320,336)	$ (33,242,739)	(15,280,031)	$ (149,330,418)
17

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	1,689,396	$ 16,918,475	2,918,796	$ 28,717,972
Issued to shareholders electing to receive payments of distributions in Fund shares	1,242,667	12,454,136	2,427,933	23,887,925
Redemptions	(4,743,296)	(47,495,464)	(12,093,790)	(118,761,394)
Net decrease	(1,811,233)	$ (18,122,853)	(6,747,061)	$ (66,155,497)
Class I
Sales	75,526,583	$ 757,773,836	144,101,389	$ 1,423,150,623
Issued to shareholders electing to receive payments of distributions in Fund shares	17,027,639	170,917,592	32,436,796	319,569,650
Redemptions	(86,022,659)	(862,164,304)	(301,013,983)	(2,954,991,822)
Net increase (decrease)	6,531,563	$ 66,527,124	(124,475,798)	$(1,212,271,549)
Class R6
Sales	2,666,892	$ 26,792,193	8,134,927	$ 80,029,817
Issued to shareholders electing to receive payments of distributions in Fund shares	69,493	697,873	108,951	1,073,201
Redemptions	(524,904)	(5,271,896)	(9,198,167)	(90,740,484)
Net increase (decrease)	2,211,481	$ 22,218,170	(954,289)	$ (9,637,466)
18

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.5%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,504,680
Series 2018-1A, Class E, 11.586%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	2,966,955
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.743%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,441,641
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.50%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	5,000	4,810,550
Apidos CLO XX Ltd., Series 2015-20A, Class DR, 11.289%, (3 mo. SOFR + 5.962%), 7/16/31(1)(2)	2,375	2,381,847
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 13.565%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,675	1,707,967
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,997,270
ARES XLIX CLO Ltd., Series 2018-49A, Class D, 8.586%, (3 mo. SOFR + 3.262%), 7/22/30(1)(2)	2,500	2,501,970
ARES XXXIIR CLO Ltd.:
Series 2014-32RA, Class C, 8.469%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	5,000,845
Series 2014-32RA, Class D, 11.419%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	1,000	956,430
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	3,955,192
Bain Capital Credit CLO Ltd., Series 2018-1A, Class D, 8.288%, (3 mo. SOFR + 2.962%), 4/23/31(1)(2)	5,000	4,919,455
Barings CLO Ltd.:
Series 2015-1A, Class DR, 8.186%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,499,900
Series 2018-1A, Class C, 8.19%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,443,625
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 12.536%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,620,600
Battalion CLO XXIII Ltd., Series 2022-23A, Class D, 9.279%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,471,205
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.186%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,345,445
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D, 8.186%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	1,500	1,502,513
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	$2,250	$ 2,259,866
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.94%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,750	1,757,921
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.255%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,003,100
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.44%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,008,664
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 8.491%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,501,532
Series 2018-1A, Class D, 11.241%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,525	2,499,273
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 8.186%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,887,075
Series 2015-3A, Class DR, 10.986%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,774,613
Series 2016-3A, Class DR, 8.669%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,483,461
Series 2016-3A, Class ER, 11.519%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,441,254
Series 2018-1A, Class D, 8.641%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,442,440
Series 2018-1A, Class E, 11.541%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,829,416
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.426%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,226,211
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.716%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,946,033
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.029%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,955,000
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.411%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,485,743
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.075%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,978,702
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 11.419%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	5,250	5,359,830
Series 2023-21A, Class D, 10.777%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	4,475	4,539,521
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 11.29%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,777,636

19
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2016-1A, Class ER, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	$4,000	$ 3,923,540
Series 2016-2A, Class ER, 11.59%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,444,677
Series 2018-1A, Class D, 8.49%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	2,964,834
Series 2018-1A, Class E, 11.34%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,701,875
Series 2019-2A, Class ER, 12.34%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,468,268
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 8.379%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,968,750
Series C17A, Class DR, 11.579%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,407,106
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 9.09%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,504,097
Series 2012-3A, Class DR2, 12.09%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,479,825
Series 2014-3RA, Class C, 8.537%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	984,560
Series 2014-3RA, Class D, 10.987%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,104,841
Series 2014-4RA, Class C, 8.49%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,750	2,709,283
Series 2014-4RA, Class D, 11.24%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,451,039
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.929%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,969,790
Series 2021-7A, Class D, 11.84%, (3 mo. SOFR + 6.512%), 10/15/35(1)(2)	250	250,474
Series 2022-6A, Class DR, 10.074%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,800	2,845,769
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.186%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,003,442
CIFC Funding Ltd.:
Series 2022-1A, Class E, 11.717%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	752,454
Series 2022-4A, Class D, 8.878%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,754,998
Crown City CLO I, Series 2020-1A, Class DR, 12.586%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	250	242,653
Dryden CLO Ltd.:
Series 2018-55A, Class D, 8.44%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,468,382
Series 2018-55A, Class E, 10.99%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,871,134
Security	Principal Amount (000's omitted)	Value
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.19%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	$7,000	$ 6,833,246
Series 2015-41A, Class ER, 10.89%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,164,014
Series 2016-42A, Class DR, 8.52%, (3 mo. SOFR + 3.192%), 7/15/30(1)(2)	2,500	2,487,422
Series 2016-42A, Class ER, 11.14%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	3,500	3,311,444
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	2,015,158
Empower CLO Ltd., Series 2023-2A, Class D, 10.729%, (3 mo. SOFR + 5.40%), 7/15/36(1)(2)	2,000	2,055,234
Galaxy XIX CLO Ltd., Series 2015-19A, Class D1R, 12.115%, (3 mo. SOFR + 6.792%), 7/24/30(1)(2)	2,000	1,951,766
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 9.379%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	2,000	2,003,958
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.286%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,253,823
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 12.395%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,507,357
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 12.531%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,960,532
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.986%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,004,415
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	1,992,268
Series 2018-2A, Class E, 11.336%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,727,978
Madison Park Funding LIX Ltd., Series 2021-59A, Class E, 12.189%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	1,550	1,554,915
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.379%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,508,510
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 11.922%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	754,146
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.565%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,951,146
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.506%, (3 mo. SOFR + 6.182%), 10/21/30(1)(2)	2,000	2,006,908

20
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class DR, 8.679%, (3 mo. SOFR + 3.362%), 10/17/30(1)(2)	$2,500	$ 2,504,072
Series 2016-22A, Class ER, 11.639%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	3,000	3,008,283
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class E, 11.186%, (3 mo. SOFR + 5.862%), 4/20/30(1)(2)	1,950	1,955,552
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.824%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,607,168
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.125%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	500,819
Series 2022-24A, Class E, 12.745%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	1,002,958
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.429%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,425	1,428,786
Series 2015-1A, Class DR4, 12.076%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,005,212
Series 2021-2A, Class E, 11.94%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,002,878
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.285%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,241,879
RAD CLO 11 Ltd., Series 2021-11A, Class E, 11.84%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	753,678
RAD CLO 14 Ltd., Series 2021-14A, Class E, 12.09%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,053,019
Regatta XIII Funding Ltd.:
Series 2018-2A, Class C, 8.69%, (3 mo. SOFR + 3.362%), 7/15/31(1)(2)	2,500	2,504,845
Series 2018-2A, Class D, 11.54%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,695,815
Regatta XIV Funding Ltd.:
Series 2018-3A, Class D, 8.785%, (3 mo. SOFR + 3.462%), 10/25/31(1)(2)	2,500	2,505,320
Series 2018-3A, Class E, 11.535%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	2,000	1,972,744
Regatta XV Funding Ltd., Series 2018-4A, Class D, 12.085%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,852,443
Upland CLO Ltd.:
Series 2016-1A, Class CR, 8.486%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,505,679
Series 2016-1A, Class DR, 11.486%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,099,173
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.786%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,493,255
Security	Principal Amount (000's omitted)	Value
Vibrant CLO IX, Ltd.: (continued)
Series 2018-9A, Class D, 11.836%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	$3,500	$ 3,295,351
Voya CLO Ltd.:
Series 2014-1A, Class DR2, 11.589%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	3,250	3,115,027
Series 2015-3A, Class CR, 8.736%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,433,613
Series 2015-3A, Class DR, 11.786%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	4,921,092
Series 2016-3A, Class CR, 8.839%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,969,078
Series 2016-3A, Class DR, 11.669%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,322,622
Webster Park CLO Ltd.:
Series 2015-1A, Class CR, 8.486%, (3 mo. SOFR + 3.162%), 7/20/30(1)(2)	2,000	2,002,116
Series 2015-1A, Class DR, 11.086%, (3 mo. SOFR + 5.762%), 7/20/30(1)(2)	2,500	2,469,478
Wellfleet CLO Ltd.:
Series 2021-3A, Class E, 12.69%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	993,526
Series 2022-1A, Class D, 9.469%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	996,488
Series 2022-1A, Class E, 13.189%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,300	2,296,877
Series 2022-2A, Class E, 13.887%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	1,000	1,018,706
Total Asset-Backed Securities (identified cost $273,476,171)		$ 270,028,964

Common Stocks — 0.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	168	$ 0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco Ltd., Class A(3)(4)(5)	4,095,976	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	199,603	$ 4,191,663
Phoenix Services International LLC(4)(5)	291,132	1,492,052
Phoenix Services International LLC(4)(5)	26,562	136,130
		$ 5,819,845

21
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	342,076	$ 1,934,850
		$ 1,934,850
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	50,519	$ 363,232
		$ 363,232
Entertainment — 0.0%(6)
New Cineworld Ltd.(4)(5)	113,548	$ 2,178,702
		$ 2,178,702
Health Care — 0.1%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Envision Parent, Inc.(4)(5)	953,838	6,736,481
		$ 6,736,481
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	1,401,999	$ 9,930,779
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 9,930,779
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	138,671	$ 288,436
		$ 288,436
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(4)(5)	116,152	$ 9,655,135
		$ 9,655,135
Oil and Gas — 0.0%(6)
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 576,544
McDermott International Ltd.(4)(5)	1,382,889	348,073
		$ 924,617
Pharmaceuticals — 0.3%
Covis Midco 1 SARL, Class A(4)(5)	8,349	$ 4,258
Covis Midco 1 SARL, Class B(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class C(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class D(4)(5)	8,349	4,258
Covis Midco 1 SARL, Class E(4)(5)	8,349	4,258
Mallinckrodt International Finance SA(4)(5)	307,065	16,197,679
		$ 16,218,969
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	2,563	$ 0
Security	Shares	Value
Retail (continued)
Jubilee Enterprise PCL, Class A2(3)(4)(5)	2,048,265	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Feed Service, Inc.(3)(4)(5)	2,960	$ 4,233
		$ 4,233
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	390,679	$ 0
		$ 0
Utilities — 0.0%(6)
Longview Intermediate Holdings LLC, Class A(4)(5)	359,046	$ 987,377
		$ 987,377
Total Common Stocks (identified cost $100,239,338)		$ 55,042,656

Corporate Bonds — 11.2%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.3%
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	$ 3,846,034
6.875%, 12/15/30(1)	17,000	17,131,740
		$ 20,977,774
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	11,258	$ 11,137,671
5.75%, 4/20/29(1)	14,475	13,990,995
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,862,161
4.625%, 4/15/29(1)	5,050	4,659,329
		$ 34,650,156
Automotive — 0.2%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	2,650	$ 2,679,935
Clarios Global LP, 6.75%, 5/15/25(1)	2,183	2,185,810
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	4,478	4,476,715
		$ 9,342,460

22
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)		5,425	$ 5,391,103
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		1,100	1,077,806
			$ 6,468,909
Business Equipment and Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		1,017	$ 1,015,343
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		18,725	16,817,069
4.625%, 6/1/28(1)		25,575	23,000,605
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)		4,175	4,126,222
			$ 44,959,239
Chemicals — 0.6%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	2,000	$ 2,096,370
7.50%, 4/15/29(1)		10,575	10,637,403
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		10,050	9,066,308
7.125%, 10/1/27(1)		1,075	1,089,797
9.75%, 11/15/28(1)		11,400	12,111,002
			$ 35,000,880
Commercial Services — 0.5%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		21,600	$ 20,408,237
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		8,025	8,164,999
			$ 28,573,236
Containers & Packaging — 0.3%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)		6,325	$ 5,874,568
4.375%, 10/15/28(1)		10,100	9,305,424
			$ 15,179,992
Diversified Financial Services — 0.3%
AG Issuer LLC, 6.25%, 3/1/28(1)		11,581	$ 11,222,296
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		3,350	3,454,118
Aretec Group, Inc., 10.00%, 8/15/30(1)		5,375	5,845,087
			$ 20,521,501
Security	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services — 0.8%
Altice France SA:
5.125%, 1/15/29(1)	1,600	$ 1,046,962
5.125%, 7/15/29(1)	42,775	27,924,183
5.50%, 10/15/29(1)	6,455	4,232,994
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	11,175	11,252,593
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,440,679
		$ 50,897,411
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$ 9,153,465
		$ 9,153,465
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	6,025	$ 5,944,062
		$ 5,944,062
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	$ 18,616,740
		$ 18,616,740
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	6,375	$ 6,528,217
		$ 6,528,217
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	5,275	$ 5,200,772
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,412	2,192,229
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,208	1,211,535
		$ 8,604,536
Health Care — 0.8%
Medline Borrower LP, 3.875%, 4/1/29(1)	25,150	$ 22,555,678
Tenet Healthcare Corp., 4.25%, 6/1/29	25,375	23,265,219
		$ 45,820,897
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	37,975	$ 34,746,956
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,425,000
		$ 37,171,956

23
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Household Products — 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	16,969	$ 16,412,113
		$ 16,412,113
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	700	$ 653,525
7.00%, 1/15/31(1)	3,500	3,513,412
AmWINS Group, Inc., 6.375%, 2/15/29(1)	12,350	12,208,189
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	36,525	36,737,801
		$ 53,112,927
Internet Software & Services — 0.3%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	$ 15,402,067
		$ 15,402,067
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,475	$ 3,445,350
NCL Corp. Ltd., 5.875%, 2/15/27(1)	22,375	21,873,675
		$ 25,319,025
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	12,300	$ 11,421,043
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,740,261
		$ 16,161,304
Media — 0.3%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,975	$ 2,127,008
5.25%, 8/15/27(1)	2,500	1,836,412
6.375%, 5/1/26	1,159	980,893
Univision Communications, Inc.:
4.50%, 5/1/29(1)	10,075	8,773,377
7.375%, 6/30/30(1)	5,833	5,589,973
		$ 19,307,663
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	12,175	$ 12,171,588
		$ 12,171,588
Security	Principal Amount* (000's omitted)	Value
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$ 5,196,701
		$ 5,196,701
Real Estate Investment Trusts (REITs) — 0.3%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	7,493	$ 7,393,872
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	7,702,981
		$ 15,096,853
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	$ 6,147,953
		$ 6,147,953
Retailers (Except Food and Drug) — 0.0%(6)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$ 1,455,132
		$ 1,455,132
Software — 0.7%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$ 4,858,884
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	12,100	11,652,182
GoTo Group, Inc.:
5.50%, 5/1/28(1)	5,405	4,624,631
5.50%, 5/1/28(1)	5,405	3,628,111
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,551,688
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	6,850	6,237,908
		$ 41,553,404
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$ 11,462,107
NCR Atleos Corp., 9.50%, 4/1/29(1)	8,700	9,256,004
		$ 20,718,111
Telecommunications — 0.3%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	10,450	$ 8,738,090
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	10,575	8,648,231
		$ 17,386,321

24
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash, 1.50% PIK), 5/25/27	7,252	$ 7,040,050
		$ 7,040,050
Total Corporate Bonds (identified cost $714,277,209)		$ 670,892,643

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	384,000	$ 16,120,320
Total Exchange-Traded Funds (identified cost $17,625,066)		$ 16,120,320

Senior Floating-Rate Loans — 105.0%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.0%
Aernnova Aerospace SAU:
Term Loan, 6.902%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,071	$ 1,138,665
Term Loan, 6.952%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	4,440,792
Dynasty Acquisition Co., Inc.:
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28		38,302	38,525,360
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28		14,768	14,854,388
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		1,184	940,953
TransDigm, Inc.:
Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28		30,892	31,086,468
Term Loan, 8.059%, (SOFR + 2.75%), 2/22/30		29,371	29,535,017
			$ 120,521,643
Airlines — 0.5%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28		28,800	$ 29,992,896
			$ 29,992,896
Apparel & Luxury Goods — 0.7%
Gloves Buyer, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 12/29/27		18,167	$ 18,212,336
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Hanesbrands, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 3/8/30		5,420	$ 5,433,801
Touchdown Acquirer, Inc.:
Term Loan, 0.00%, 2/21/31(8)		2,174	2,185,729
Term Loan, 7.929%, (3 mo. EURIBOR + 4.00%), 2/21/31	EUR	5,175	5,527,363
Term Loan, 9.314%, (SOFR + 4.00%), 2/21/31		10,001	10,057,756
			$ 41,416,985
Auto Components — 2.3%
Adient U.S. LLC, Term Loan, 8.066%, (SOFR + 2.75%), 1/31/31		9,238	$ 9,288,836
Autokiniton U.S. Holdings, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 4/6/28		22,776	22,914,287
Clarios Global LP, Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	21,261	22,752,691
DexKo Global, Inc.:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,604	3,805,958
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	8,046	8,496,383
Term Loan, 9.321%, (SOFR + 3.75%), 10/4/28		14,186	14,103,295
Garrett LX I SARL, Term Loan, 8.841%, (SOFR + 3.25%), 4/30/28		6,240	6,257,547
Garrett Motion, Inc., Term Loan, 9.83%, (SOFR + 4.50%), 4/30/28		7,543	7,580,571
LSF12 Badger Bidco LLC, Term Loan, 11.316%, (SOFR + 6.00%), 8/30/30		3,990	4,014,938
LTI Holdings, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 9/6/25		8,030	7,961,019
Term Loan, 10.18%, (SOFR + 4.75%), 7/24/26		8,562	8,481,537
RealTruck Group, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 1/31/28		13,839	13,758,620
Term Loan, 10.43%, (SOFR + 5.00%), 1/31/28		8,950	8,923,893
			$ 138,339,575
Automobiles — 0.9%
Bombardier Recreational Products, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 1/22/31		35,009	$ 35,063,786
MajorDrive Holdings IV LLC:
Term Loan, 9.571%, (SOFR + 4.00%), 6/1/28		20,258	20,371,490
Term Loan, 10.959%, (SOFR + 5.50%), 6/1/29		1,489	1,500,702
			$ 56,935,978
Beverages — 0.9%
Arterra Wines Canada, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/24/27		3,387	$ 3,119,884

25
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
City Brewing Co. LLC:
Term Loan, 9.09%, (SOFR + 3.50%), 4/5/28		10,800	$ 9,935,547
Term Loan, 11.574%, (SOFR + 6.25%), 4/5/28		7,190	7,172,507
Term Loan - Second Lien, 10.59%, (SOFR + 3.50%), 9.09% cash, 1.50% PIK, 4/5/28		10,800	7,883,641
Triton Water Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 3/31/28		25,385	25,305,672
			$ 53,417,251
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 3/12/26		12,637	$ 12,700,243
Alltech, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 10/13/28		6,807	6,773,165
Grifols Worldwide Operations USA, Inc., Term Loan, 7.459%, (SOFR + 2.00%), 11/15/27		9,220	9,032,034
			$ 28,505,442
Building Products — 1.1%
Cornerstone Building Brands, Inc., Term Loan, 8.671%, (SOFR + 3.25%), 4/12/28		17,875	$ 17,554,957
CPG International, Inc., Term Loan, 7.916%, (SOFR + 2.50%), 4/28/29		12,731	12,767,414
LHS Borrower LLC, Term Loan, 10.166%, (SOFR + 4.75%), 2/16/29		6,662	6,442,475
MI Windows and Doors LLC, Term Loan, 8.816%, (SOFR + 3.50%), 3/28/31		16,650	16,745,738
Standard Industries, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 9/22/28		12,924	12,970,798
			$ 66,481,382
Capital Markets — 5.9%
Advisor Group, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 8/17/28		31,401	$ 31,610,810
AllSpring Buyer LLC, Term Loan, 8.677%, (SOFR + 3.25%), 11/1/28		8,188	8,174,093
Aretec Group, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30		36,230	36,452,364
Brookfield Property REIT, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 8/27/25		5,125	5,116,936
CeramTec AcquiCo GmbH, Term Loan, 7.452%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	14,461	15,413,971
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28		10,373	10,422,582
Clipper Acquisitions Corp., Term Loan, 7.188%, (SOFR + 1.75%), 3/3/28		6,802	6,785,375
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Edelman Financial Center LLC:
Term Loan, 8.93%, (SOFR + 3.50%), 4/7/28		22,169	$ 22,204,358
Term Loan - Second Lien, 7/20/26(9)		7,446	7,489,628
EIG Management Co. LLC, Term Loan, 9.166%, (SOFR + 3.75%), 2/22/25		2,656	2,653,840
FinCo I LLC, Term Loan, 8.33%, (SOFR + 3.00%), 6/27/29		16,203	16,268,377
Focus Financial Partners LLC:
Term Loan, 7.816%, (SOFR + 2.50%), 6/30/28		10,775	10,776,242
Term Loan, 8.066%, (SOFR + 2.75%), 6/30/28		42,236	42,279,658
Franklin Square Holdings LP, Term Loan, 7.568%, (SOFR + 2.25%), 4/25/31		13,200	13,208,250
Guggenheim Partners LLC, Term Loan, 8.552%, (SOFR + 3.25%), 12/12/29		32,190	32,394,542
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28		12,723	12,802,820
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 3/22/31		8,400	8,451,190
LPL Holdings, Inc., Term Loan, 7.179%, (SOFR + 1.75%), 11/12/26		19,054	19,086,008
Mariner Wealth Advisors LLC, Term Loan, 8.68%, (SOFR + 3.25%), 8/18/28		14,997	15,016,225
Press Ganey Holdings, Inc., Term Loan, 4/24/31(9)		8,325	8,309,391
Victory Capital Holdings, Inc.:
Term Loan, 7.652%, (SOFR + 2.25%), 7/1/26		17,800	17,844,186
Term Loan, 7.652%, (SOFR + 2.25%), 12/29/28		8,463	8,468,542
			$ 351,229,388
Chemicals — 5.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.33%, (SOFR + 2.00%), 12/20/29		19,714	$ 19,789,344
CPC Acquisition Corp., Term Loan, 9.321%, (SOFR + 3.75%), 12/29/27		17,474	14,831,131
ECO Services Operations Corp., Term Loan, 7.93%, (SOFR + 2.50%), 6/9/28		25,075	25,092,127
Flint Group Midco Ltd., Term Loan, 10.588%, (SOFR + 5.262%), 9.838% cash, 0.75% PIK, 12/31/26		5,792	5,548,595
Flint Group Packaging INKS North America Holdings LLC:
Term Loan, 8.892%, (3 mo. EURIBOR + 5.00%), 8.142% cash, 0.75% PIK, 12/31/26	EUR	1,288	1,316,471
Term Loan, 10.892%, (3 mo. EURIBOR + 7.00%), 3.992% cash, 6.90% PIK, 12/30/27	EUR	658	580,669

26
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Flint Group Packaging INKS North America Holdings LLC: (continued)
Term Loan - Second Lien, 10.892%, (3 mo. EURIBOR + 7.00%), 3.992% cash, 6.90% PIK, 12/30/27	EUR	877	$ 145,981
Flint Group Topco Ltd.:
Term Loan, 12.588%, (SOFR + 7.262%), 5.688% cash, 6.90% PIK, 12/31/27		2,996	2,478,951
Term Loan - Second Lien, 12.588%, (SOFR + 7.262%), 5.688% cash, 6.90% PIK, 12/31/27		3,927	612,673
Gemini HDPE LLC, Term Loan, 8.591%, (SOFR + 3.00%), 12/31/27		5,542	5,552,104
GEON Performance Solutions LLC, Term Loan, 10.314%, (SOFR + 4.75%), 8/18/28		7,581	7,614,511
Groupe Solmax, Inc., Term Loan, 10.252%, (SOFR + 4.75%), 5/29/28(10)		19,772	19,512,478
INEOS Enterprises Holdings II Ltd., Term Loan, 7.952%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	2,325	2,490,546
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.193%, (SOFR + 3.75%), 7/8/30		13,965	14,017,369
INEOS Finance PLC:
Term Loan, 6.598%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	9,675	10,283,865
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	7,846	8,401,952
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.598%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	2,537	2,710,628
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	4,075	4,317,778
Term Loan, 9.18%, (SOFR + 3.75%), 3/14/30		6,079	6,075,263
INEOS U.S. Finance LLC:
Term Loan, 7.916%, (SOFR + 2.50%), 11/8/28		6,733	6,730,044
Term Loan, 8.916%, (SOFR + 3.50%), 2/18/30		11,066	11,100,957
Term Loan, 9.066%, (SOFR + 3.75%), 2/7/31		7,100	7,131,063
Term Loan, 9.166%, (SOFR + 3.75%), 11/8/27		3,405	3,415,273
Kraton Corp., Term Loan, 8.841%, (SOFR + 3.25%), 3/15/29		6,101	5,869,828
Kraton Polymers Holdings BV, Term Loan, 7.188%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,650	4,808,953
Lonza Group AG:
Term Loan, 7.827%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	9,600	9,590,165
Term Loan, 9.334%, (SOFR + 3.93%), 7/3/28		14,647	14,074,037
Momentive Performance Materials, Inc., Term Loan, 9.817%, (SOFR + 4.50%), 3/29/28		16,041	15,970,425
Olympus Water U.S. Holding Corp.:
Term Loan, 9.321%, (SOFR + 3.75%), 11/9/28		4,416	4,430,426
Term Loan, 9.576%, (SOFR + 4.25%), 11/9/28		5,831	5,858,854
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Orion Engineered Carbons GmbH, Term Loan, 6.302%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	$ 1,318,159
Rohm Holding GmbH:
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	1,000	1,011,840
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	13,700	13,862,201
Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26		17,260	16,310,317
SCUR-Alpha 1503 GmbH, Term Loan, 10.83%, (SOFR + 5.50%), 3/29/30		10,771	9,990,458
Tronox Finance LLC:
Term Loan, 8.041%, (SOFR + 2.50%), 3/10/28(10)		12,836	12,850,864
Term Loan, 8.552%, (SOFR + 3.25%), 4/4/29		3,896	3,907,066
Term Loan, 8.816%, (SOFR + 3.50%), 8/16/28		6,409	6,430,299
Term Loan, 4/4/29(9)		1,359	1,362,611
W.R. Grace & Co.-Conn., Term Loan, 9.321%, (SOFR + 3.75%), 9/22/28		12,903	12,940,517
			$ 320,336,793
Commercial Services & Supplies — 2.0%
Albion Financing 3 SARL:
Term Loan, 10.575%, (SOFR + 5.25%), 8/17/26		19,892	$ 20,028,883
Term Loan, 10.824%, (SOFR + 5.50%), 8/17/26		4,232	4,258,702
Belfor Holdings, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 11/1/30		7,913	7,947,491
EnergySolutions LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/20/30		17,161	17,252,275
Foundever Group, Term Loan, 7.60%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	4,005,126
Foundever Worldwide Corp., Term Loan, 9.18%, (SOFR + 3.75%), 8/28/28		15,834	12,319,591
GFL Environmental, Inc., Term Loan, 7.826%, (SOFR + 2.50%), 5/31/27		4,300	4,324,114
Harsco Corp., Term Loan, 7.68%, (SOFR + 2.25%), 3/10/28		1,294	1,293,074
Heritage-Crystal Clean, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 10/17/30		9,352	9,388,090
LABL, Inc., Term Loan, 10.416%, (SOFR + 5.00%), 10/29/28		9,311	9,134,175
Monitronics International, Inc., Term Loan, 13.091%, (SOFR + 7.50%), 6/30/28		10,946	10,931,920
Phoenix Services International LLC, Term Loan, 11.418%, (SOFR + 6.10%), 6/30/28		3,554	3,323,182
Tempo Acquisition LLC, Term Loan, 8.066%, (SOFR + 2.75%), 8/31/28		4,178	4,194,686

27
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
TMF Group Holding BV, Term Loan, 9.306%, (SOFR + 4.00%), 5/3/28		5,162	$ 5,187,873
TruGreen LP, Term Loan, 9.416%, (SOFR + 4.00%), 11/2/27		9,285	8,944,153
			$ 122,533,335
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 7.569%, (SOFR + 2.25%), 3/19/29		13,385	$ 13,404,910
Term Loan, 7.819%, (SOFR + 2.50%), 4/14/31		8,309	8,325,204
U.S. Silica Co., Term Loan, 9.316%, (SOFR + 4.00%), 3/25/30		4,314	4,322,188
			$ 26,052,302
Consumer Staples Distribution & Retail — 0.5%
Cardenas Markets, Inc., Term Loan, 12.159%, (SOFR + 6.75%), 8/1/29		5,346	$ 5,382,005
Peer Holding III BV:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	7,550	8,099,665
Term Loan, 8.559%, (SOFR + 3.25%), 10/28/30		14,625	14,695,083
			$ 28,176,753
Containers & Packaging — 1.9%
Berlin Packaging LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/11/28(10)		9,631	$ 9,649,490
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.091%, (SOFR + 3.68%), 4/13/29		22,564	22,683,160
Kouti BV:
Term Loan, 7.127%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	32,750	34,623,154
Term Loan, 7.93%, (3 mo. EURIBOR + 4.00%), 8/31/28	EUR	2,000	2,141,071
Pregis TopCo Corp.:
Term Loan, 9.066%, (SOFR + 3.75%), 7/31/26		2,322	2,332,061
Term Loan, 9.18%, (SOFR + 3.75%), 7/31/26		1,609	1,614,112
Pretium Packaging LLC, Term Loan - Second Lien, 11.309%, (SOFR + 6.00%), 9.906% cash, 1.403% PIK, 10/2/28		1,701	1,506,865
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.334%, (SOFR + 6.75%), 10/1/29		7,100	4,375,375
Proampac PG Borrower LLC, Term Loan, 9.326%, (SOFR + 4.00%), 9/15/28(10)		16,586	16,665,418
Trident TPI Holdings, Inc.:
Term Loan, 9.302%, (SOFR + 4.00%), 9/15/28		13,467	13,510,935
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc.: (continued)
Term Loan, 9.571%, (SOFR + 4.00%), 9/15/28		6,463	$ 6,477,516
			$ 115,579,157
Distributors — 0.7%
CD&R Hydra Buyer, Inc., Term Loan, 9.42%, (SOFR + 4.00%), 3/25/31		11,225	$ 11,328,483
Parts Europe SA, Term Loan, 7.647%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	19,225	20,598,219
Phillips Feed Service, Inc., Term Loan, 12.416%, (SOFR + 7.00%), 11/13/24(3)		535	374,626
Rubix Group Midco 3 Ltd.:
Term Loan, 8.114%, (3 mo. EURIBOR + 4.25%), 9/30/26	EUR	6,000	6,428,362
Term Loan, 8.149%, (6 mo. EURIBOR + 4.25%), 9/30/26	EUR	2,000	2,142,787
Winterfell Financing SARL, Term Loan, 8.898%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,629,094
			$ 43,501,571
Diversified Consumer Services — 1.4%
Ascend Learning LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 12/11/28		9,908	$ 9,886,999
Term Loan - Second Lien, 11.18%, (SOFR + 5.75%), 12/10/29		7,743	7,631,043
Belron Finance U.S. LLC:
Term Loan, 7.578%, (SOFR + 2.00%), 4/13/28		9,894	9,922,861
Term Loan, 7.677%, (SOFR + 2.25%), 4/18/29		1,836	1,841,207
FrontDoor, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 6/17/28		948	947,743
KUEHG Corp., Term Loan, 9.823%, (SOFR + 4.50%), 6/12/30		21,625	21,710,632
Sotheby's, Term Loan, 10.09%, (SOFR + 4.50%), 1/15/27		10,511	10,290,467
Spring Education Group, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 10/4/30		4,713	4,738,521
Wand NewCo 3, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 1/30/31		16,500	16,623,750
			$ 83,593,223
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 7,999,288
			$ 7,999,288

28
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services — 0.8%
GEE Holdings 2 LLC:
Term Loan, 13.413%, (SOFR + 8.00%), 3/24/25		9,869	$ 8,980,646
Term Loan - Second Lien, 13.662%, (SOFR + 8.25%), 5.412% cash, 8.25% PIK, 3/23/26		8,100	4,860,086
Level 3 Financing, Inc.:
Term Loan, 11.875%, (SOFR + 6.56%), 4/15/29		5,750	5,667,344
Term Loan, 11.875%, (SOFR + 6.56%), 4/15/30		5,750	5,643,384
Lumen Technologies, Inc.:
Term Loan, 7.78%, (SOFR + 2.35%), 4/15/29		12,109	8,739,684
Term Loan, 7.78%, (SOFR + 2.35%), 4/15/30		12,109	8,476,313
Virgin Media Bristol LLC, Term Loan, 7.936%, (SOFR + 2.50%), 1/31/28		4,843	4,759,668
Virgin Media SFA Finance Ltd., Term Loan, 6.379%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,125	1,172,336
			$ 48,299,461
Electrical Equipment — 0.7%
WEC U.S. Holdings Ltd., Term Loan, 8.066%, (SOFR + 2.75%), 1/27/31		40,414	$ 40,488,517
			$ 40,488,517
Electronic Equipment, Instruments & Components — 1.8%
Chamberlain Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 11/3/28		15,150	$ 15,195,450
Creation Technologies, Inc., Term Loan, 11.068%, (SOFR + 5.50%), 10/5/28		15,435	14,624,389
II-VI, Inc., Term Loan, 7.829%, (SOFR + 2.50%), 7/2/29		1,403	1,408,357
Ingram Micro, Inc., Term Loan, 8.571%, (SOFR + 3.00%), 6/30/28		4,481	4,495,936
Minimax Viking GmbH, Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	3,964	4,258,989
Mirion Technologies, Inc., Term Loan, 8.314%, (SOFR + 2.75%), 10/20/28		2,350	2,356,652
MX Holdings U.S., Inc., Term Loan, 8.18%, (SOFR + 2.75%), 7/31/28		3,333	3,347,140
Robertshaw U.S. Holding Corp.:
DIP Loan, 6.309%, (SOFR + 1.00%), 9/27/24		6,946	6,772,795
Term Loan, 0.00%, 2/28/27(11)		4	3,929
Term Loan, 0.00%, 2/28/27(11)		22,206	21,651,126
Term Loan - Second Lien, 0.00%, 2/28/27(11)		20,615	11,338,315
Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc., Term Loan, 8.077%, (SOFR + 2.75%), 5/30/30	6,948	$ 6,960,526
Verifone Systems, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 8/20/25	20,300	18,432,244
		$ 110,845,848
Energy Equipment & Services — 0.7%
Ameriforge Group, Inc.:
Term Loan, 12.085%, (SOFR + 8.00%), 12/29/23(3)(8)	2,263	$ 1,833,319
Term Loan, 13.32%, (SOFR + 8.00%), 12/29/23(3)	17,780	14,403,568
GIP Pilot Acquisition Partners LP, Term Loan, 8.308%, (SOFR + 3.00%), 10/4/30	6,234	6,273,340
Lealand Finance Co. BV:
Term Loan, 3.63%, 6/28/24(8)	10,000	6,650,000
Term Loan, 9.444%, (SOFR + 4.00%), 6.444% cash, 3.00% PIK, 6/30/25	3,487	1,268,449
PG Investment Co. 59 SARL, Term Loan, 8.813%, (SOFR + 3.50%), 3/26/31	13,925	13,991,729
		$ 44,420,405
Engineering & Construction — 1.2%
Aegion Corp., Term Loan, 9.566%, (SOFR + 4.25%), 5/17/28	17,597	$ 17,715,311
American Residential Services LLC, Term Loan, 9.071%, (SOFR + 3.50%), 10/15/27	8,402	8,417,734
APi Group DE, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 1/3/29	16,218	16,272,379
Artera Services LLC, Term Loan, 9.809%, (SOFR + 4.50%), 2/15/31	5,625	5,679,844
Centuri Group, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 8/27/28	7,624	7,638,258
Northstar Group Services, Inc.:
Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26	12,698	12,742,803
Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26	1,925	1,922,594
		$ 70,388,923
Entertainment — 1.2%
City Football Group Ltd., Term Loan, 8.439%, (SOFR + 3.00%), 7/21/28	11,940	$ 11,934,838
Crown Finance U.S., Inc., Term Loan, 13.93%, (SOFR + 8.50%), 6.93% cash, 7.00% PIK, 7/31/28	2,595	2,642,223
Delta 2 (LUX) SARL, Term Loan, 7.559%, (SOFR + 2.25%), 1/15/30	2,500	2,505,730

29
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
EP Purchaser LLC, Term Loan, 9.071%, (SOFR + 3.50%), 11/6/28		992	$ 987,960
Playtika Holding Corp., Term Loan, 8.18%, (SOFR + 2.75%), 3/13/28		23,141	23,155,875
Renaissance Holding Corp., Term Loan, 9.566%, (SOFR + 4.25%), 4/5/30		13,681	13,715,539
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26		14,617	14,662,566
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	1,409	883,328
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	385	410,618
			$ 70,898,677
Equity Real Estate Investment Trusts (REITs) — 0.4%
Iron Mountain, Inc.:
Term Loan, 7.18%, (1 mo. USD LIBOR + 1.75%), 1/2/26		7,930	$ 7,925,869
Term Loan, 7.566%, (SOFR + 2.25%), 1/31/31		13,416	13,405,199
			$ 21,331,068
Financial Services — 1.5%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/24(11)		15,063	$ 1,656,959
GTCR W Merger Sub LLC:
Term Loan, 7.152%, (3 mo. EURIBOR + 3.25%), 1/31/31	EUR	1,000	1,072,982
Term Loan, 8.309%, (SOFR + 3.00%), 1/31/31		38,850	39,050,311
NCR Atleos LLC, Term Loan, 10.18%, (SOFR + 4.75%), 3/27/29(10)		17,339	17,482,685
Nuvei Technologies Corp., Term Loan, 8.416%, (SOFR + 3.00%), 12/19/30		10,923	10,954,027
Walker & Dunlop, Inc., Term Loan, 7.666%, (SOFR + 2.25%), 12/16/28		13,905	13,957,081
WEX, Inc., Term Loan, 7.316%, (SOFR + 2.00%), 3/31/28		4,317	4,330,662
			$ 88,504,707
Food Products — 1.3%
8th Avenue Food & Provisions, Inc., Term Loan, 10.18%, (SOFR + 4.75%), 10/1/25		7,215	$ 6,980,513
Badger Buyer Corp., Term Loan, 8.93%, (SOFR + 3.50%), 9/30/24		9,442	9,151,035
CHG PPC Parent LLC, Term Loan, 8.43%, (SOFR + 3.00%), 12/8/28		6,198	6,213,168
Del Monte Foods, Inc., Term Loan, 9.668%, (SOFR + 4.25%), 5/16/29		6,526	5,579,409
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri International Ltd.:
Term Loan, 5.991%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	$ 1,596,999
Term Loan, 7.666%, (SOFR + 2.25%), 1/29/27		8,661	8,680,618
Monogram Food Solutions LLC, Term Loan, 9.43%, (SOFR + 4.00%), 8/28/28		1,761	1,764,979
Nomad Foods U.S. LLC, Term Loan, 8.272%, (SOFR + 3.00%), 11/13/29		14,174	14,221,437
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	9,025	9,598,372
Valeo F1 Co. Ltd. (Ireland):
Term Loan, 7.858%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	5,950	6,227,952
Term Loan, 10.191%, (SONIA + 5.00%), 6/28/28	GBP	5,500	6,657,760
			$ 76,672,242
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 8.302%, (SOFR + 3.00%), 12/31/30		21,988	$ 22,074,889
			$ 22,074,889
Health Care Equipment & Supplies — 0.9%
Bayou Intermediate II LLC, Term Loan, 10.091%, (SOFR + 4.50%), 8/2/28		12,047	$ 12,001,391
Journey Personal Care Corp., Term Loan, 9.68%, (SOFR + 4.25%), 3/1/28		26,013	25,895,444
Medline Borrower LP:
Term Loan, 7.112%, (1 mo. EURIBOR + 3.25%), 10/23/28	EUR	1,000	1,068,733
Term Loan, 8.068%, (SOFR + 2.75%), 10/23/28		17,424	17,490,545
			$ 56,456,113
Health Care Providers & Services — 5.6%
AEA International Holdings (Lux) SARL, Term Loan, 8.809%, (SOFR + 3.50%), 9/7/28(10)		14,785	$ 14,859,062
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.302%, (SOFR + 8.00%), 1/15/26		22,904	19,811,593
Cano Health LLC:
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24		610	627,866
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24		934	962,422
Term Loan, 0.00%, 11/23/27(11)		7,589	2,049,157
CCRR Parent, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28		5,208	4,833,954

30
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cerba Healthcare SAS:
Term Loan, 7.548%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	20,800	$ 19,159,451
Term Loan, 7.848%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	8,600	7,976,764
CHG Healthcare Services, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 9/29/28		7,823	7,851,570
Term Loan, 9.091%, (SOFR + 3.75%), 9/29/28(10)		5,262	5,292,068
Covis Finco SARL:
Term Loan, 0.00%, 2/18/27(11)		10,270	4,287,896
Term Loan, 0.00%, 2/18/27(11)		4,368	4,193,458
Dedalus Finance GmbH, Term Loan, 7.612%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	6,500	6,787,662
Elsan SAS, Term Loan, 7.186%, (1 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,150	4,401,476
Ensemble RCM LLC, Term Loan, 8.33%, (SOFR + 3.00%), 8/1/29		7,960	7,993,766
IVC Acquisition Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 12/12/28	EUR	20,825	22,095,972
Term Loan, 10.809%, (SOFR + 5.50%), 12/12/28		13,716	13,771,338
Medical Solutions Holdings, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 11/1/28		15,097	13,420,876
Term Loan - Second Lien, 12.416%, (SOFR + 7.00%), 11/1/29		9,500	7,671,250
Mehilainen Yhtiot OYJ, Term Loan, 7.88%, (3 mo. EURIBOR + 4.00%), 8/8/25	EUR	6,475	6,949,774
Midwest Physician Administrative Services LLC, Term Loan, 8.821%, (SOFR + 3.25%), 3/12/28		9,979	7,833,169
National Mentor Holdings, Inc.:
Term Loan, 9.159%, (SOFR + 3.75%), 3/2/28		438	400,205
Term Loan, 9.165%, (SOFR + 3.75%), 3/2/28(10)		15,654	14,313,729
Term Loan - Second Lien, 12.659%, (SOFR + 7.25%), 3/2/29		6,475	5,743,862
Pacific Dental Services LLC, Term Loan, 8.571%, (SOFR + 3.25%), 3/15/31		11,150	11,190,073
Phoenix Guarantor, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31		22,084	21,946,452
R1 RCM, Inc., Term Loan, 8.327%, (SOFR + 3.00%), 6/21/29		3,017	3,033,183
Radnet Management, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 4/18/31		9,300	9,311,625
Ramsay Generale de Sante SA, Term Loan, 6.847%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	7,400	7,905,924
Select Medical Corp., Term Loan, 8.316%, (SOFR + 3.00%), 3/6/27		54,052	54,232,626
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Sound Inpatient Physicians, Term Loan, 8.591%, (SOFR + 3.00%), 6/27/25		2,553	$ 1,487,013
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,761,542
Term Loan, 12/23/30(9)	EUR	6,925	7,418,122
TTF Holdings LLC, Term Loan, 9.43%, (SOFR + 4.00%), 3/31/28		5,644	5,660,787
U.S. Anesthesia Partners, Inc., Term Loan, 9.692%, (SOFR + 4.25%), 10/1/28		8,438	8,184,464
			$ 336,420,151
Health Care Technology — 1.9%
Certara LP, Term Loan, 9.105%, (SOFR + 3.50%), 8/15/26		9,235	$ 9,267,164
Cotiviti Corp., Term Loan, 5/1/31(9)		4,600	4,613,418
eResearchTechnology, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 2/4/27		9,513	9,554,421
Imprivata, Inc., Term Loan, 9.091%, (SOFR + 3.50%), 12/1/27		18,680	18,793,972
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.424%, (SOFR + 4.00%), 12/18/28		12,457	10,549,287
Term Loan - Second Lien, 12.18%, (SOFR + 6.75%), 12/17/29		9,625	6,677,344
PointClickCare Technologies, Inc., Term Loan, 8.324%, (SOFR + 3.00%), 12/29/27		4,266	4,298,015
Project Ruby Ultimate Parent Corp., Term Loan, 8.93%, (SOFR + 3.50%), 3/10/28		4,675	4,687,660
Symplr Software, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 12/22/27		11,386	10,840,718
Verscend Holding Corp., Term Loan, 11.50%, (USD Prime + 3.00%), 8/27/25		21,253	21,269,442
Waystar Technologies, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 10/22/29		14,477	14,576,115
			$ 115,127,556
Hotels, Restaurants & Leisure — 5.5%
1011778 BC Unlimited Liability Co., Term Loan, 7.566%, (SOFR + 2.25%), 9/20/30		45,401	$ 45,485,845
Caesars Entertainment, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 2/6/31		30,225	30,309,993
Carnival Corp., Term Loan, 8.067%, (SOFR + 2.75%), 10/18/28		30,936	31,071,771
ClubCorp Holdings, Inc., Term Loan, 10.564%, (SOFR + 5.00%), 9/18/26		22,457	22,531,547
Fertitta Entertainment LLC, Term Loan, 9.069%, (SOFR + 3.75%), 1/27/29		29,477	29,585,492

31
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV, Term Loan, 7.559%, (SOFR + 2.25%), 11/25/30		41,222	$ 41,350,505
Great Canadian Gaming Corp., Term Loan, 9.59%, (SOFR + 4.00%), 11/1/26		9,595	9,641,435
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	21,325	22,845,761
Light & Wonder International, Inc., Term Loan, 8.071%, (SOFR + 2.75%), 4/14/29		7,865	7,888,746
Ontario Gaming GTA LP, Term Loan, 9.559%, (SOFR + 4.25%), 8/1/30		18,529	18,651,314
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.84%, (SOFR + 8.25%), 6/23/26		3,820	3,822,732
Playa Resorts Holding BV, Term Loan, 8.565%, (SOFR + 3.25%), 1/5/29		41,573	41,795,849
Scientific Games Holdings LP, Term Loan, 7.607%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,067,541
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 8/25/28		19,378	19,397,548
Station Casinos LLC, Term Loan, 3/14/31(9)		5,875	5,881,938
			$ 331,328,017
Household Durables — 1.3%
ACProducts, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 5/17/28		23,115	$ 20,100,782
Libbey Glass, Inc., Term Loan, 11.975%, (SOFR + 6.50%), 11/22/27		19,346	18,656,396
Serta Simmons Bedding LLC:
Term Loan, 12.924%, (SOFR + 7.50%), 6/29/28		20,679	18,217,857
Term Loan, 6/29/28(9)		2,245	2,205,656
Solis IV BV, Term Loan, 8.824%, (SOFR + 3.50%), 2/26/29		17,876	17,790,147
			$ 76,970,838
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 12/22/27		6,412	$ 6,417,480
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.314%, (SOFR + 3.75%), 12/22/26		9,757	9,776,015
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26		5,621	5,648,728
			$ 21,842,223
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Co. LP, Term Loan, 7.566%, (SOFR + 2.25%), 7/31/30		10,466	$ 10,472,565
Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.:
Term Loan, 7.316%, (SOFR + 2.00%), 1/31/31		3,166	$ 3,165,254
Term Loan, 7.316%, (SOFR + 2.00%), 1/31/31		3,574	3,574,413
			$ 17,212,232
Industrial Conglomerates — 0.9%
Ammeraal Beltech Holding BV, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	10,775	$ 11,578,936
Kohler Energy Co. LLC, Term Loan, 1/30/31(9)		30,300	30,404,171
Rain Carbon GmbH, Term Loan, 8.915%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	14,755,349
			$ 56,738,456
Insurance — 2.0%
Alliant Holdings Intermediate LLC, Term Loan, 8.819%, (SOFR + 3.50%), 11/6/30		13,765	$ 13,834,361
AmWINS Group, Inc.:
Term Loan, 7.68%, (SOFR + 2.25%), 2/19/28		11,244	11,264,157
Term Loan, 8.18%, (SOFR + 2.75%), 2/19/28		15,341	15,394,925
AssuredPartners, Inc., Term Loan, 2/14/31(9)		28,736	28,875,660
Financiere CEP SAS, Term Loan, 7.885%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	6,242	6,680,924
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30		17,714	17,821,252
Ryan Specialty Group LLC, Term Loan, 8.066%, (SOFR + 2.75%), 9/1/27		9,764	9,794,251
Truist Insurance Holdings LLC:
Term Loan, 5/6/31(9)		3,000	3,006,564
Term Loan - Second Lien, 3/8/32(9)		2,500	2,522,813
USI, Inc., Term Loan, 8.552%, (SOFR + 3.25%), 9/27/30		9,005	9,041,327
			$ 118,236,234
Interactive Media & Services — 0.6%
Adevinta ASA:
Term Loan, 6.348%, (1 mo. EURIBOR + 2.50%), 6/26/28	EUR	5,915	$ 6,326,397
Term Loan, 8.332%, (SOFR + 2.75%), 6/26/28		2,658	2,666,554
Buzz Finco LLC:
Term Loan, 8.166%, (SOFR + 2.75%), 1/29/27		2,720	2,729,048
Term Loan, 8.666%, (SOFR + 3.25%), 1/29/27		549	551,585
Foundational Education Group, Inc., Term Loan, 9.341%, (SOFR + 3.75%), 8/31/28		3,540	3,517,828
Getty Images, Inc.:
Term Loan, 8.875%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,383,571

32
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Getty Images, Inc.: (continued)
Term Loan, 9.909%, (SOFR + 4.50%), 2/19/26		12,463	$ 12,494,032
Match Group, Inc., Term Loan, 7.233%, (SOFR + 1.75%), 2/13/27		3,100	3,097,418
			$ 33,766,433
IT Services — 4.5%
Asurion LLC:
Term Loan, 9.416%, (SOFR + 4.00%), 8/19/28		21,435	$ 20,875,775
Term Loan, 9.666%, (SOFR + 4.25%), 8/19/28		7,301	7,139,479
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/31/28		18,610	17,018,175
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/20/29		4,375	3,956,299
Endure Digital, Inc., Term Loan, 8.939%, (SOFR + 3.50%), 2/10/28		33,572	32,601,423
Gainwell Acquisition Corp., Term Loan, 9.409%, (SOFR + 4.00%), 10/1/27		25,353	24,254,850
Go Daddy Operating Co. LLC:
Term Loan, 7.316%, (SOFR + 2.00%), 11/9/29		54,535	54,600,750
Term Loan, 7.43%, (SOFR + 2.00%), 8/10/27		9,745	9,764,053
Informatica LLC, Term Loan, 8.18%, (SOFR + 2.75%), 10/27/28		34,153	34,255,459
NAB Holdings LLC, Term Loan, 8.209%, (SOFR + 2.75%), 11/23/28		13,727	13,732,794
Rackspace Technology Global, Inc.:
Term Loan, 11.552%, (SOFR + 6.25%), 5/15/28		13,649	13,785,805
Term Loan - Second Lien, 8.186%, (SOFR + 2.75%), 5/15/28		27,685	13,288,649
Sedgwick Claims Management Services, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/24/28		9,925	9,974,436
team.blue Finco SARL:
Term Loan, 7.062%, (1 mo. EURIBOR + 3.20%), 3/30/28	EUR	12,375	13,095,170
Term Loan, 3/30/28(9)	EUR	2,000	2,116,391
			$ 270,459,508
Leisure Products — 0.5%
Accell Group NV, Term Loan, 8.86%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	3,500	$ 1,385,760
Fender Musical Instruments Corp., Term Loan, 9.418%, (SOFR + 4.00%), 12/1/28		4,248	4,216,187
Hayward Industries, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 5/30/28		12,218	12,234,278
Recess Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 2/20/30		10,150	10,188,062
			$ 28,024,287
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services — 1.9%
Avantor Funding, Inc., Term Loan, 6.348%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	12,012	$ 12,862,874
Cambrex Corp., Term Loan, 8.916%, (SOFR + 3.50%), 12/4/26		5,936	5,736,117
Catalent Pharma Solutions, Inc.:
Term Loan, 7.43%, (SOFR + 2.00%), 2/22/28		778	777,989
Term Loan, 8.315%, (SOFR + 3.00%), 2/22/28		3,550	3,569,969
Curia Global, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 8/30/26(10)		19,319	18,399,763
ICON Luxembourg SARL, Term Loan, 7.32%, (SOFR + 2.00%), 7/3/28		37,348	37,519,995
LGC Group Holdings Ltd., Term Loan, 7.098%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	4,025	4,252,888
Loire Finco Luxembourg SARL, Term Loan, 8.916%, (SOFR + 3.50%), 4/21/27		3,467	3,409,476
Packaging Coordinators Midco, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/30/27		4,563	4,583,559
PRA Health Sciences, Inc., Term Loan, 7.309%, (SOFR + 2.00%), 7/3/28		9,305	9,348,310
Sotera Health Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 12/11/26		11,625	11,621,373
			$ 112,082,313
Machinery — 6.0%
AI Aqua Merger Sub, Inc., Term Loan, 9.324%, (SOFR + 4.00%), 7/31/28		19,511	$ 19,593,492
Ali Group North America Corp., Term Loan, 7.43%, (SOFR + 2.00%), 7/30/29		15,828	15,900,316
American Trailer World Corp., Term Loan, 9.166%, (SOFR + 3.75%), 3/3/28		16,117	15,824,409
Apex Tool Group LLC:
Term Loan, 15.315%, (SOFR + 10.00%), 2/8/30		13,136	12,741,838
Term Loan - Second Lien, 12.566%, (SOFR + 7.25%), 8.566% cash, 4.00% PIK, 2/8/29		5,630	5,573,381
Barnes Group, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 9/3/30		14,726	14,775,082
Clark Equipment Co., Term Loan, 7.902%, (SOFR + 2.50%), 4/20/29		12,332	12,385,598
Conair Holdings LLC, Term Loan, 9.18%, (SOFR + 3.75%), 5/17/28		25,911	25,746,378
CPM Holdings, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 9/28/28		6,983	7,009,306
Delachaux Group SA, Term Loan, 8.115%, (3 mo. EURIBOR + 4.25%), 4/16/29	EUR	7,964	8,568,912
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30		9,853	9,882,005

33
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Engineered Machinery Holdings, Inc.:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,822	$ 12,632,082
Term Loan, 9.321%, (SOFR + 3.75%), 5/19/28		26,558	26,596,972
Term Loan - Second Lien, 11.571%, (SOFR + 6.00%), 5/21/29		3,700	3,695,020
Term Loan - Second Lien, 12.071%, (SOFR + 6.50%), 5/21/29		1,621	1,616,564
Filtration Group Corp., Term Loan, 8.93%, (SOFR + 3.50%), 10/21/28		3,202	3,212,288
Gates Global LLC, Term Loan, 7.916%, (SOFR + 2.50%), 3/31/27		16,908	16,974,590
Icebox Holdco III, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 12/22/28		12,557	12,547,817
INNIO Group Holding GmbH, Term Loan, 8.173%, (3 mo. EURIBOR + 4.25%), 11/2/28	EUR	4,722	5,074,804
Madison IAQ LLC, Term Loan, 8.68%, (SOFR + 3.25%), 6/21/28		22,908	22,937,802
Pro Mach Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 8/31/28		4,761	4,786,361
Roper Industrial Products Investment Co. LLC:
Term Loan, 8.402%, (3 mo. EURIBOR + 4.50%), 11/22/29	EUR	990	1,064,920
Term Loan, 9.302%, (SOFR + 4.00%), 11/22/29		11,219	11,311,939
SPX Flow, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 4/5/29		19,620	19,752,903
Titan Acquisition Ltd., Term Loan, 10.317%, (SOFR + 5.00%), 2/1/29		11,150	11,219,688
TK Elevator Midco GmbH, Term Loan, 7.926%, (3 mo. EURIBOR + 4.00%), 4/30/30	EUR	11,450	12,275,961
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	12,100	12,924,787
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30		16,204	16,278,719
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	13,675	14,439,914
			$ 357,343,848
Media — 0.8%
Aragorn Parent Corp., Term Loan, 9.569%, (SOFR + 4.25%), 12/15/28		11,322	$ 11,407,083
Hubbard Radio LLC, Term Loan, 9.816%, (SOFR + 4.50%), 3/28/25		6,646	5,499,708
iHeartCommunications, Inc.:
Term Loan, 8.43%, (SOFR + 3.00%), 5/1/26		1,127	987,598
Term Loan, 8.68%, (SOFR + 3.25%), 5/1/26		3,165	2,759,643
Borrower/Description	Principal Amount* (000's omitted)		Value
Media (continued)
Sinclair Television Group, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 9/30/26		5,277	$ 4,927,654
Univision Communications, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 3/15/26		23,075	23,116,432
			$ 48,698,118
Metals/Mining — 1.5%
Arsenal AIC Parent LLC, Term Loan, 9.066%, (SOFR + 3.75%), 8/18/30		18,333	$ 18,493,404
Dynacast International LLC:
Term Loan, 9.943%, (SOFR + 4.50%), 7/22/25		16,283	15,624,611
Term Loan, 14.443%, (SOFR + 9.00%), 10/22/25		2,911	2,168,575
PMHC II, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/29		24,516	24,200,044
WireCo WorldGroup, Inc., Term Loan, 9.075%, (SOFR + 3.75%), 11/13/28		6,308	6,339,921
Zekelman Industries, Inc., Term Loan, 7.568%, (SOFR + 2.25%), 1/24/31		23,738	23,806,695
			$ 90,633,250
Oil, Gas & Consumable Fuels — 1.3%
Freeport LNG Investments LLP, Term Loan, 9.086%, (SOFR + 3.50%), 12/21/28		17,732	$ 17,656,305
GIP II Blue Holding LP, Term Loan, 9.066%, (SOFR + 3.75%), 9/29/28		9,846	9,910,643
ITT Holdings LLC, Term Loan, 8.421%, (SOFR + 3.00%), 10/11/30		10,796	10,818,238
Matador Bidco SARL, Term Loan, 9.916%, (SOFR + 4.50%), 10/15/26		30,332	30,430,134
Oxbow Carbon LLC, Term Loan, 9.413%, (SOFR + 4.00%), 5/10/30(10)		7,469	7,505,905
			$ 76,321,225
Passenger Airlines — 0.0%(6)
WestJet Loyalty LP, Term Loan, 9.048%, (SOFR + 3.75%), 2/14/31		1,250	$ 1,252,901
			$ 1,252,901
Pharmaceuticals — 1.7%
Aenova Holding GmbH, Term Loan, 8.328%, (1 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$ 4,364,698
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 7.848%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	12,550	13,425,176
Bausch Health Cos., Inc., Term Loan, 10.668%, (SOFR + 5.25%), 2/1/27		14,691	12,382,461

34
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Ceva Sante Animale:
Term Loan, 8.152%, (3 mo. EURIBOR + 4.25%), 11/8/30	EUR	13,200	$ 14,181,867
Term Loan, 9.564%, (SOFR + 4.25%), 11/1/30		5,375	5,416,990
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28		12,704	12,792,535
Mallinckrodt International Finance SA:
Term Loan, 12.819%, (SOFR + 7.50%), 11/14/28		4,213	4,718,337
Term Loan - Second Lien, 14.819%, (SOFR + 9.50%), 11/14/28		23,875	26,122,949
PharmaZell GmbH, Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,950	2,066,301
Recipharm AB, Term Loan, 6.865%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	4,275	4,481,836
			$ 99,953,150
Professional Services — 3.5%
APFS Staffing Holdings, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 12/29/28		3,855	$ 3,843,191
Apleona Holding GmbH, Term Loan, 6.564%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	10,525	11,121,974
CoreLogic, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		17,245	16,699,281
Term Loan - Second Lien, 11.93%, (SOFR + 6.50%), 6/4/29		1,524	1,384,608
Corporation Service Co., Term Loan, 8.066%, (SOFR + 2.75%), 11/2/29		4,515	4,531,457
Crisis Prevention Institute, Inc., Term Loan, 10.043%, (SOFR + 4.75%), 4/9/31		4,050	4,072,781
EAB Global, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 8/16/28		15,616	15,669,936
Employbridge Holding Co., Term Loan, 10.314%, (SOFR + 4.75%), 7/19/28		23,680	19,262,956
First Advantage Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 1/31/27		3,606	3,611,349
Fleet Midco I Ltd., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31		9,750	9,798,750
Genuine Financial Holdings LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/27/30		5,149	5,141,885
Neptune Bidco U.S., Inc., Term Loan, 10.406%, (SOFR + 5.00%), 4/11/29		9,083	8,554,341
Rockwood Service Corp., Term Loan, 9.68%, (SOFR + 4.25%), 1/23/27		11,064	11,148,715
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7/15/29(9)	EUR	20,375	21,774,110
Teneo Holdings LLC, Term Loan, 10.066%, (SOFR + 4.75%), 3/13/31		13,700	13,822,725
Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Trans Union LLC:
Term Loan, 7.166%, (SOFR + 1.75%), 11/16/26	2,456	$ 2,459,121
Term Loan, 7.316%, (SOFR + 2.00%), 12/1/28	33,516	33,602,173
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29	5,425	5,396,623
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 2/7/31	15,750	15,839,570
		$ 207,735,546
Real Estate Management & Development — 1.0%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.18%, (SOFR + 2.75%), 8/21/25	683	$ 682,946
Term Loan, 8.666%, (SOFR + 3.25%), 1/31/30	10,581	10,607,111
Term Loan, 9.066%, (SOFR + 3.75%), 1/31/30	7,989	8,019,346
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30	10,603	10,642,312
Homeserve USA Holding Corp., Term Loan, 8.319%, (SOFR + 3.00%), 10/21/30	12,075	12,127,828
RE/MAX International, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 7/21/28	17,797	16,846,848
		$ 58,926,391
Road & Rail — 2.2%
Avis Budget Car Rental LLC:
Term Loan, 7.18%, (SOFR + 1.75%), 8/6/27	28,608	$ 28,429,347
Term Loan, 8.416%, (SOFR + 3.00%), 3/16/29	2,986	2,979,975
Hertz Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	16,408	15,173,204
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	3,180	2,945,196
Term Loan, 9.065%, (SOFR + 3.75%), 6/30/28	9,825	9,068,006
Kenan Advantage Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 1/25/29	16,777	16,797,944
Uber Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 3/3/30	54,323	54,724,974
		$ 130,118,646
Semiconductors & Semiconductor Equipment — 1.2%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	20,712	$ 20,730,747
Term Loan - Second Lien, 10.914%, (SOFR + 5.60%), 2/1/30	7,300	7,239,169
Bright Bidco BV, Term Loan, 14.33%, (SOFR + 9.00%), 6.33% cash, 8.00% PIK, 10/31/27	4,546	1,375,156
MaxLinear, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 6/23/28	3,250	3,233,750

35
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 8/17/29		36,048	$ 36,152,947
Synaptics, Inc., Term Loan, 7.835%, (SOFR + 2.25%), 12/2/28		3,157	3,157,486
			$ 71,889,255
Software — 14.9%
Applied Systems, Inc., Term Loan, 8.809%, (SOFR + 3.50%), 2/24/31		67,611	$ 68,181,662
Astra Acquisition Corp.:
Term Loan, 10.578%, (SOFR + 5.25%), 10/25/28		14,900	7,598,860
Term Loan, 12.078%, (SOFR + 6.75%), 2/25/28		3,382	3,330,839
Term Loan, 2/25/28(9)		7,177	7,033,150
Term Loan - Second Lien, 14.439%, (SOFR + 8.88%), 10/25/29		21,995	6,231,828
Banff Merger Sub, Inc.:
Term Loan, 8.348%, (1 mo. EURIBOR + 4.50%), 12/29/28	EUR	5,907	6,349,774
Term Loan, 9.566%, (SOFR + 4.25%), 12/29/28		18,744	18,881,798
Cegid Group SAS, Term Loan, 7.641%, (3 mo. EURIBOR + 3.75%), 7/10/28	EUR	7,850	8,406,368
Central Parent, Inc., Term Loan, 9.309%, (SOFR + 4.00%), 7/6/29		33,487	33,652,890
Cloud Software Group, Inc.:
Term Loan, 9.909%, (SOFR + 4.50%), 9/29/28		22,345	22,368,427
Term Loan, 9.909%, (SOFR + 4.50%), 3/30/29		1,475	1,476,537
Cloudera, Inc.:
Term Loan, 9.166%, (SOFR + 3.75%), 10/8/28		30,877	30,761,075
Term Loan - Second Lien, 11.416%, (SOFR + 6.00%), 10/8/29		4,450	4,294,250
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28		12,927	12,623,667
Cornerstone OnDemand, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 10/16/28		16,905	16,218,234
Delta TopCo, Inc.:
Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27		13,963	13,998,511
Term Loan, 12/24/29(9)		4,000	4,005,000
E2open LLC, Term Loan, 8.93%, (SOFR + 3.50%), 2/4/28		19,961	20,063,864
ECI Macola Max Holding LLC, Term Loan, 9.052%, (SOFR + 3.75%), 5/31/30		28,731	28,892,419
Epicor Software Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 7/30/27		69,387	69,757,217
Term Loan, 9.066%, (SOFR + 3.75%), 7/30/27		8,379	8,436,606
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Fiserv Investment Solutions, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 2/18/27		11,973	$ 11,511,339
Gen Digital, Inc., Term Loan, 7.416%, (SOFR + 2.00%), 9/12/29		2,914	2,921,164
GoTo Group, Inc.:
Term Loan, 10.173%, (SOFR + 4.75%), 4/30/28		15,172	14,508,453
Term Loan - Second Lien, 10.173%, (SOFR + 4.75%), 4/30/28		12,724	9,691,722
IGT Holding IV AB:
Term Loan, 7.052%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	6,205	6,627,040
Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28		1,649	1,655,722
iSolved, Inc., Term Loan, 8.819%, (SOFR + 3.50%), 10/15/30		8,284	8,309,511
Ivanti Software, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 12/1/27		10,223	9,507,019
Magenta Buyer LLC, Term Loan, 10.591%, (SOFR + 5.00%), 7/27/28		22,063	11,210,755
Marcel LUX IV SARL:
Term Loan, 8.335%, (3 mo. EURIBOR + 4.50%), 11/7/30	EUR	9,150	9,813,710
Term Loan, 9.81%, (SOFR + 4.50%), 11/11/30		32,108	32,288,773
Maverick Bidco, Inc., Term Loan, 9.23%, (SOFR + 3.75%), 5/18/28		7,331	7,317,289
McAfee LLC, Term Loan, 9.177%, (SOFR + 3.75%), 3/1/29		24,352	24,436,881
Mosel Bidco SE:
Term Loan, 8.652%, (3 mo. EURIBOR + 4.75%), 9/16/30	EUR	1,825	1,957,395
Term Loan, 10.059%, (SOFR + 4.75%), 9/16/30		3,275	3,293,422
N-Able International Holdings II LLC, Term Loan, 8.355%, (SOFR + 2.75%), 7/19/28		1,623	1,626,253
Open Text Corp., Term Loan, 8.166%, (SOFR + 2.75%), 1/31/30		26,868	26,980,925
Polaris Newco LLC:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,116	9,319,447
Term Loan, 9.591%, (SOFR + 4.00%), 6/2/28		7,731	7,687,127
Project Alpha Intermediate Holding, Inc., Term Loan, 10.08%, (SOFR + 4.75%), 10/28/30		5,500	5,525,971
Proofpoint, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 8/31/28		24,206	24,324,482
Quartz Acquireco LLC, Term Loan, 8.809%, (SOFR + 3.50%), 6/28/30		10,572	10,640,148
Quest Software U.S. Holdings, Inc., Term Loan, 9.73%, (SOFR + 4.25%), 2/1/29		23,998	16,978,828

36
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
RealPage, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 4/24/28		10,925	$ 10,547,076
Redstone Holdco 2 LP, Term Loan, 10.18%, (SOFR + 4.75%), 4/27/28		12,915	10,181,229
Sabre GLBL, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 12/17/27		8,392	7,356,293
Term Loan, 8.93%, (SOFR + 3.50%), 12/17/27		5,357	4,695,552
Term Loan, 9.666%, (SOFR + 4.25%), 6/30/28		7,345	6,467,905
Term Loan, 10.416%, (SOFR + 5.00%), 6/30/28		1,000	885,000
Skillsoft Corp., Term Loan, 10.68%, (SOFR + 5.25%), 7/14/28		14,835	11,954,279
SolarWinds Holdings, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/5/27		28,230	28,313,479
Sophia LP, Term Loan, 8.916%, (SOFR + 3.50%), 10/9/29		32,580	32,730,471
SS&C Technologies, Inc.:
Term Loan, 7.666%, (SOFR + 2.25%), 3/22/29		1,964	1,969,079
Term Loan, 7.666%, (SOFR + 2.25%), 3/22/29		4,641	4,653,966
Turing Midco LLC, Term Loan, 7.93%, (SOFR + 2.50%), 3/24/28		717	712,729
UKG, Inc., Term Loan, 8.814%, (SOFR + 3.50%), 2/10/31		42,268	42,512,379
Veritas U.S., Inc., Term Loan, 10.43%, (SOFR + 5.00%), 9/1/25		39,242	36,152,058
Vision Solutions, Inc.:
Term Loan, 9.841%, (SOFR + 4.25%), 4/24/28		39,056	38,977,161
Term Loan - Second Lien, 12.841%, (SOFR + 7.25%), 4/23/29		1,500	1,411,875
			$ 890,216,883
Specialty Retail — 2.7%
Belron Luxembourg SARL, Term Loan, 6.347%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,925	$ 4,211,742
Boels Topholding BV, Term Loan, 7.139%, (EURIBOR + 3.25%), 2/6/27(10)	EUR	7,586	8,114,771
Etraveli Holding AB, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 11/2/28	EUR	9,472	10,165,427
Great Outdoors Group LLC, Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28		35,095	35,147,567
Harbor Freight Tools USA, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 10/19/27		25,349	25,398,834
Hoya Midco LLC, Term Loan, 8.58%, (SOFR + 3.25%), 2/3/29		4,820	4,835,412
Les Schwab Tire Centers, Term Loan, 8.317%, (SOFR + 3.00%), 4/23/31		34,237	34,300,889
LIDS Holdings, Inc., Term Loan, 10.98%, (SOFR + 5.50%), 12/14/26		4,519	4,507,858
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 9/25/28		17,357	$ 17,421,629
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28		15,311	15,105,645
			$ 159,209,774
Technology Hardware, Storage & Peripherals — 0.2%
Poseidon Bidco SASU, Term Loan, 8.902%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	11,050	$ 11,633,095
			$ 11,633,095
Trading Companies & Distributors — 3.7%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.315%, (SOFR + 2.00%), 6/22/28		41,059	$ 41,174,534
Beacon Roofing Supply, Inc., Term Loan, 7.316%, (SOFR + 2.00%), 5/19/28		7,232	7,259,443
Core & Main LP:
Term Loan, 7.568%, (SOFR + 2.25%), 2/9/31		4,963	4,987,375
Term Loan, 7.918%, (SOFR + 2.50%), 7/27/28(10)		9,497	9,555,927
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		9,104	9,163,992
Foundation Building Materials Holding Co. LLC, Term Loan, 9.33%, (SOFR + 4.00%), 1/29/31(10)		16,675	16,820,906
Park River Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 12/28/27		3,707	3,666,852
Patagonia Bidco Ltd., Term Loan, 10.473%, (SONIA + 5.25%), 11/1/28	GBP	20,050	22,132,070
PEARLS (Netherlands) Bidco BV, Term Loan, 7.865%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	6,401,423
Spin Holdco, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 3/4/28		50,885	45,166,588
SRS Distribution, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 6/2/28		5,327	5,367,996
Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		16,210	16,346,124
White Cap Buyer LLC, Term Loan, 9.066%, (SOFR + 3.75%), 10/19/27		16,266	16,337,656
Windsor Holdings III LLC, Term Loan, 9.319%, (SOFR + 4.00%), 8/1/30		15,452	15,604,433
			$ 219,985,319
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 9.302%, (SOFR + 4.00%), 12/17/27		25,880	$ 25,886,690

37
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services (continued)
Digicel International Finance Ltd., Term Loan, 12.075%, (SOFR + 6.75%), 5/25/27	20,071	$ 19,193,169
SBA Senior Finance II LLC, Term Loan, 7.32%, (SOFR + 2.00%), 1/25/31	9,800	9,844,100
		$ 54,923,959
Total Senior Floating-Rate Loans (identified cost $6,445,647,624)		$ 6,282,043,420

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(12)	145,801,002	$ 145,801,002
Total Short-Term Investments (identified cost $145,801,002)		$ 145,801,002
Total Investments — 124.3% (identified cost $7,697,066,410)		$ 7,439,929,005
Less Unfunded Loan Commitments — (0.2)%		$ (12,383,334)
Net Investments — 124.1% (identified cost $7,684,683,076)		$ 7,427,545,671
Other Assets, Less Liabilities — (24.1)%		$ (1,440,895,040)
Net Assets — 100.0%		$ 5,986,650,631
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $909,635,445 or 15.2% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $9,005,716. See Note 1F for description.
(9)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(10)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	321,581,709	EUR	297,407,318	Standard Chartered Bank	5/3/24	$ 4,188,455	$ —
GBP	657,106	USD	830,173	Citibank, N.A.	5/31/24	—	(8,966)
USD	28,331,113	EUR	26,000,000	Bank of America, N.A.	5/31/24	552,994	—
USD	28,052,467	EUR	25,749,948	Bank of America, N.A.	5/31/24	541,501	—
38
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,882,690	EUR	23,760,000	Bank of America, N.A.	5/31/24	$ 497,763	$ —
USD	24,026,081	EUR	22,050,000	Bank of America, N.A.	5/31/24	468,100	—
USD	28,659,775	EUR	26,300,000	State Street Bank and Trust Company	5/31/24	561,139	—
USD	28,320,134	EUR	26,000,000	State Street Bank and Trust Company	5/31/24	542,014	—
USD	28,051,661	EUR	25,750,000	State Street Bank and Trust Company	5/31/24	540,639	—
USD	15,683,921	GBP	12,357,000	HSBC Bank USA, N.A.	5/31/24	240,963	—
USD	15,689,102	GBP	12,357,319	State Street Bank and Trust Company	5/31/24	245,745	—
USD	318,404,992	EUR	297,407,318	Standard Chartered Bank	6/4/24	605,934	—
USD	182,074,971	EUR	167,706,113	State Street Bank and Trust Company	6/28/24	2,678,800	—
						$11,664,047	$(8,966)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
39
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $7,538,882,074)	$ 7,281,744,669
Affiliated investments, at value (identified cost $145,801,002)	145,801,002
Cash	34,132,802
Deposits for derivatives collateral — forward foreign currency exchange contracts	8,221,000
Foreign currency, at value (identified cost $35,978,261)	35,697,850
Interest receivable	44,961,290
Dividends receivable from affiliated investments	426,040
Receivable for investments sold	79,726,928
Receivable for open forward foreign currency exchange contracts	11,664,047
Prepaid upfront fees on notes payable	3,203
Trustees' deferred compensation plan	282,817
Prepaid expenses	91,621
Total assets	$7,642,753,269
Liabilities
Notes payable	$ 1,450,000,000
Cash collateral due to broker	8,221,000
Payable for investments purchased	187,855,541
Payable for open forward foreign currency exchange contracts	8,966
Payable to affiliates:
Investment adviser fee	2,544,292
Trustees' fees	9,042
Trustees' deferred compensation plan	282,817
Accrued expenses	7,180,980
Total liabilities	$1,656,102,638
Net Assets applicable to investors' interest in Portfolio	$5,986,650,631
40
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income	$ 959,569
Dividend income from affiliated investments	2,363,868
Interest income	340,846,495
Other income	6,080,042
Total investment income	$ 350,249,974
Expenses
Investment adviser fee	$ 15,501,820
Trustees’ fees and expenses	54,250
Custodian fee	619,514
Legal and accounting services	239,089
Interest expense and fees	51,963,560
Miscellaneous	222,204
Total expenses	$ 68,600,437
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 70,155
Total expense reductions	$ 70,155
Net expenses	$ 68,530,282
Net investment income	$ 281,719,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (126,305,220)
Foreign currency transactions	(1,398,653)
Forward foreign currency exchange contracts	(2,139,391)
Net realized loss	$(129,843,264)
Change in unrealized appreciation (depreciation):
Investments	$ 244,500,848
Foreign currency	(1,295,345)
Forward foreign currency exchange contracts	3,706,065
Net change in unrealized appreciation (depreciation)	$ 246,911,568
Net realized and unrealized gain	$ 117,068,304
Net increase in net assets from operations	$ 398,787,996
41
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 281,719,692	$ 570,952,434
Net realized loss	(129,843,264)	(321,860,745)
Net change in unrealized appreciation (depreciation)	246,911,568	496,644,025
Net increase in net assets from operations	$ 398,787,996	$ 745,735,714
Capital transactions:
Contributions	$ 167,568,807	$ 365,123,130
Withdrawals	(455,171,559)	(2,604,898,648)
Net decrease in net assets from capital transactions	$ (287,602,752)	$(2,239,775,518)
Net increase (decrease) in net assets	$ 111,185,244	$(1,494,039,804)
Net Assets
At beginning of period	$ 5,875,465,387	$ 7,369,505,191
At end of period	$5,986,650,631	$ 5,875,465,387
42
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 398,787,996
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,088,289,186)
Investments sold and principal repayments	1,253,916,019
Increase in short-term investments, net	(62,228,424)
Net amortization/accretion of premium (discount)	(10,159,206)
Amortization of prepaid upfront fees on notes payable	1,397,054
Decrease in interest receivable	3,160,001
Increase in dividends receivable from affiliated investments	(28,383)
Increase in Trustees’ deferred compensation plan	(9,670)
Increase in cash collateral due to broker	8,221,000
Decrease in payable to affiliate for investment adviser fee	(89,908)
Increase in payable to affiliate for Trustees' deferred compensation plan	9,670
Increase in accrued expenses	187,343
Increase in unfunded loan commitments	2,173,503
Net change in unrealized (appreciation) depreciation from investments	(244,500,848)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	(3,706,065)
Net realized loss from investments	126,305,220
Net cash provided by operating activities	$ 385,146,116
Cash Flows From Financing Activities
Proceeds from capital contributions	$ 167,568,807
Payments for capital withdrawals	(455,171,559)
Proceeds from notes payable	250,000,000
Repayments of notes payable	(325,000,000)
Payment of prepaid upfront fees on notes payable	(92,877)
Net cash used in financing activities	$ (362,695,629)
Net increase in cash and restricted cash*	$ 22,450,487
Cash and restricted cash at beginning of period (including foreign currency)	$ 55,601,165
Cash and restricted cash at end of period (including foreign currency)	$ 78,051,652
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 51,959,301
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $304,359.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2024
Cash	$ 34,132,802
Deposits for derivatives collateral — forward foreign currency exchange contracts	8,221,000
Foreign currency	35,697,850
Total cash and restricted cash as shown on the Statement of Cash Flows	$78,051,652
43
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56% (1)	0.56%	0.52%	0.53%	0.56%	0.55%
Interest and fee expense	1.78% (1)	1.81%	0.47%	0.32%	0.60%	0.88%
Total expenses	2.34% (1)(2)	2.37% (2)	0.99% (2)	0.85%	1.16%	1.43%
Net investment income	9.63% (1)	9.01%	5.16%	4.19%	4.86%	5.63%
Portfolio Turnover	15% (3)	18%	27%	28%	30%	17%
Total Return	6.94% (3)	12.42%	(4.22)%	9.75%	0.39%	2.04%
Net assets, end of period (000’s omitted)	$5,986,651	$5,875,465	$7,369,505	$8,423,553	$5,449,434	$7,343,453
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(3)	Not annualized.
44
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Strategic Income Fund (formerly, Eaton Vance Short Duration Strategic Income Fund) and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 96.6%, 1.7% and 1.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
45

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
46

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $15,501,820 or 0.53% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $70,155 relating to the Portfolio's investment in the Liquidity Fund.
During the six months ended April 30, 2024, EVM reimbursed the Portfolio $7,603 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,092,519,519 and $1,266,210,769, respectively, for the six months ended April 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,615,127,661
Gross unrealized appreciation	$ 146,832,941
Gross unrealized depreciation	(322,759,850)
Net unrealized depreciation	$ (175,926,909)
47

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit related contingent features in a net liability position was $8,966. At April 30, 2024, there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.The carrying amount of the liability for cash collateral due to broker at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$11,664,047	$(8,966)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
48

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 2,060,358	$ —	$ —	$ (1,560,000)	$ 500,358
HSBC Bank USA, N.A.	240,963	—	(166,413)	—	74,550
Standard Chartered Bank	4,794,389	—	—	(2,890,000)	1,904,389
State Street Bank and Trust Company	4,568,337	—	—	(3,771,000)	797,337
	$11,664,047	$ —	$(166,413)	$(8,221,000)	$3,276,634

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$(8,966)	$ —	$ —	$ —	$(8,966)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(2,139,391)	$3,706,065
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $1,071,935,000.
6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with The Bank of Nova Scotia as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $2.525 billion and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio. The Loan Facility was in effect through March 4, 2024 and extended through May 3, 2024. Interest is generally charged at a rate equal to the 1-Month Term Secured Overnight Financing Rate (SOFR) plus 0.11448% credit spread adjustment. The Portfolio paid an upfront fee equal to 0.15% of the total commitment amount under the Loan Facility, which was amortized to interest expense through March 4, 2024. The Portfolio also paid (1) a drawn fee equal to 0.90% per annum on outstanding borrowings, and (2) a liquidity fee equal to 0.25% per annum of the undrawn amount under the Loan Facility. For periods prior to March 4, 2024, the liquidity fee was equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder.
49

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Drawn and liquidity fees for the six months ended April 30, 2024 totaled $7,952,708 and are included in interest expense and fees on the Statement of Operations. In connection with the extension of the Loan Facility on March 4, 2024, the Portfolio paid an upfront fee of $92,877 which was being amortized to interest expense through May 3, 2024. The unamortized balance at April 30, 2024 is approximately $3,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2024, the Portfolio had borrowings outstanding under the Loan Facility of $1,450,000,000 at an annual interest rate of 5.44%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2024 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2024. For the six months ended April 30, 2024, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,547,527,474 and 5.45%, respectively.
Effective May 2, 2024, the expiration date of the Loan Facility was extended to May 1, 2025. In connection with the extension of the expiration date, the total facility size was decreased to $2 billion, The Bank of Nova Scotia was replaced by Toronto Dominion Bank as direct lender and agent and the drawn fee was changed to 0.95% per annum. An upfront fee of $3 million and agency services fees of $600,000 were paid at this time.
7  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $145,801,002, which represents 2.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$83,572,578	$1,279,179,898	$(1,216,951,474)	$ —	$ —	$145,801,002	$2,363,868	145,801,002
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 270,028,964	$ —	$ 270,028,964
Common Stocks	363,232	54,098,647	580,777	55,042,656
Corporate Bonds	—	670,892,643	—	670,892,643
Exchange-Traded Funds	16,120,320	—	—	16,120,320
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,252,107,620	17,552,466	6,269,660,086
Short-Term Investments	145,801,002	—	—	145,801,002
Total Investments	$ 162,284,554	$ 7,247,127,874	$ 18,133,243	$ 7,427,545,671
Forward Foreign Currency Exchange Contracts	$ —	$ 11,664,047	$ —	$ 11,664,047
Total	$ 162,284,554	$ 7,258,791,921	$ 18,133,243	$ 7,439,209,718
50

Senior Debt Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (8,966)	$ —	$ (8,966)
Total	$ —	$ (8,966)	$ —	$ (8,966)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
51

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
52

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
53

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
54

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
55

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
56

Investment Adviser of Senior Debt Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Floating-Rate Advantage Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.24

Eaton Vance
Multi-Asset Credit Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Multi-Asset Credit Fund

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Performance

Portfolio Manager(s) Justin H. Bourgette, CFA, Daniel P. McElaney, CFA and Kelley Gerrity of Eaton Vance Management; Jeffrey D. Mueller of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2011	10/31/2011	7.01%	9.38%	3.39%	3.83%
Class A with 3.25% Maximum Sales Charge	—	—	3.53	5.86	2.71	3.49
Class C at NAV	10/31/2011	10/31/2011	6.62	8.56	2.62	3.26
Class C with 1% Maximum Deferred Sales Charge	—	—	5.62	7.56	2.62	3.26
Class I at NAV	10/31/2011	10/31/2011	7.14	9.76	3.65	4.14
Class R6 at NAV	09/03/2019	10/31/2011	7.27	9.80	3.69	4.16

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	6.05%	11.97%	5.26%	4.59%
ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD	—	—	8.73	9.66	3.66	4.35
Blended Index	—	—	7.40	10.84	4.49	4.49
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.95%	1.71%	0.70%	0.65%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Fund Profile

Asset Allocation (% of total investments)
Credit Quality (% of net assets)[1]

Footnotes:
[1]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
2 Amount is less than 0.05%.
3

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD is an unmanaged index of global developed market, below investment grade corporate bonds, USD hedged. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% Morningstar® LSTA® US Leveraged Loan IndexSM and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Effective September 15, 2018, the Fund changed its investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments. Prior to September 15, 2018, the Fund was a “fund-of-funds” and invested primarily among other investment companies managed by Eaton Vance and its affiliates that invested in various asset classes.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,070.10	$4.89	0.95%
Class C	$1,000.00	$1,066.20	$8.73	1.70%
Class I	$1,000.00	$1,071.40	$3.61	0.70%
Class R6	$1,000.00	$1,072.70	$3.40	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.14	$4.77	0.95%
Class C	$1,000.00	$1,016.41	$8.52	1.70%
Class I	$1,000.00	$1,021.38	$3.52	0.70%
Class R6	$1,000.00	$1,021.58	$3.32	0.66%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023.
5

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 5.3%
Security	Principal Amount (000's omitted)	Value
ARES LII CLO Ltd., Series 2019-52A, Class DR, 8.886%, (3 mo. SOFR + 3.562%), 4/22/31(1)(2)	$1,750	$ 1,752,796
Benefit Street Partners CLO XIX Ltd.:
Series 2019-19A, Class D, 9.39%, (3 mo. SOFR + 4.062%), 1/15/33(1)(2)	1,000	1,002,113
Series 2019-19A, Class E, 12.61%, (3 mo. SOFR + 7.282%), 1/15/33(1)(2)	1,000	1,011,145
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.34%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	500	505,283
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.716%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	500	491,006
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,001,648
Bryant Park Funding Ltd., Series 2023-20A, Class D, 11.419%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	1,000	1,020,920
Canyon CLO Ltd., Series 2020-3A, Class E, 12.84%, (3 mo. SOFR + 7.512%), 1/15/34(1)(2)	1,000	1,003,458
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3RA, Class C, 8.537%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	2,725	2,682,926
Series 2014-4RA, Class C, 8.49%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,970,388
Series 2014-4RA, Class D, 11.24%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	250	241,840
Series 2015-5A, Class DR, 12.286%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	250	245,007
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	60	54,151
Crown City CLO III, Series 2021-1A, Class C, 8.886%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	971,503
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 9.128%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	1,000	1,003,703
Empower CLO Ltd., Series 2024-1A, Class D1, 9.061%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	1,000	1,006,540
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, (3 mo. SOFR + 3.55%), 4/20/37(1)(3)	800	803,682
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.286%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	500	501,529
Golub Capital Partners CLO 60B Ltd., Series 2022-60A, Class D, 9.094%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	2,000	2,004,056
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	1,250	1,111,371
Madison Park Funding XXXVI Ltd.:
Series 2019-36A, Class D1R, 8.829%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	1,002,954
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI Ltd.: (continued)
Series 2019-36A, Class ER, 12.379%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	$1,000	$ 1,003,404
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class ER, 11.639%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	250	250,690
OCP CLO Ltd.:
Series 2023-27A, Class DR, (3 mo. SOFR + 3.35%), 7/16/35(1)(3)	775	777,906
Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,000	1,001,565
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 9.341%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	1,200	1,211,678
Palmer Square CLO Ltd., Series 2013-2A, Class DRR, 11.429%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	250	250,664
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	890	817,595
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	219	220,290
Total Asset-Backed Securities (identified cost $26,710,369)		$ 26,921,811

Collateralized Mortgage Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class B2, 11.58%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	$855	$ 1,000,255
Series 2021-DNA6, Class B2, 12.83%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	1,280	1,402,325
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30(1)	750	755,501
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(4)	1,157	1,033,404
Total Collateralized Mortgage Obligations (identified cost $4,220,501)		$ 4,191,485

Commercial Mortgage-Backed Securities — 1.6%
Security	Principal Amount* (000's omitted)	Value
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.708%, 2/15/50(1)(4)	1,000	$ 741,595
CSMC Trust, Series 2022-CNTR, Class A, 9.265%, (1 mo. SOFR + 3.944%), 1/15/25(1)(2)	1,000	918,428

6
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		150	$ 20,869
Series 2021-MHC, Class C, 6.986%, (1 mo. SOFR + 1.414%), 4/15/38(1)(2)		1,800	1,788,770
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.131%, 9/15/47(1)(4)		750	681,340
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.32%, (1 mo. SOFR + 1.992%), 5/15/36(1)(2)(5)		379	378,166
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (USD Prime), 6/15/35(1)(2)		100	42,401
Vita Scientia DAC, Series 2022-1A, Class D, 6.423%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(2)	EUR	450	441,053
VMC Finance LLC, Series 2021-HT1, Class B, 9.933%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)		2,000	1,912,013
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,399,428
Total Commercial Mortgage-Backed Securities (identified cost $8,792,434)			$ 8,324,063

Common Stocks — 0.1%
Security	Shares	Value
Health Care — 0.0%(6)
Endo, Inc.(7)(8)	126	$ 3,607
Endo, Inc.(7)	8,316	238,038
		$ 241,645
Pharmaceuticals — 0.1%
Mallinckrodt International Finance SA(7)(9)	5,038	$ 265,755
		$ 265,755
Total Common Stocks (identified cost $373,477)		$ 507,400

Convertible Bonds — 0.6%
Security	Principal Amount* (000's omitted)		Value
Energy — 0.1%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)		879	$ 793,048
			$ 793,048
Leisure Goods/Activities/Movies — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26		588	$ 482,899
			$ 482,899
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 0.00%, 3/5/25(10)	EUR	800	$ 810,232
			$ 810,232
Transportation — 0.2%
CryoPort, Inc., 0.75%, 12/1/26(1)		1,088	$ 943,514
			$ 943,514
Total Convertible Bonds (identified cost $3,082,430)			$ 3,029,693

Corporate Bonds — 48.9%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.1%
Bombardier, Inc.:
7.25%, 7/1/31(1)	536	$ 537,989
8.75%, 11/15/30(1)	385	410,078
Moog, Inc., 4.25%, 12/15/27(1)	791	739,194
Rolls-Royce PLC, 5.75%, 10/15/27(1)	1,200	1,187,989
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	174	160,516
9.375%, 11/30/29(1)	59	63,884
TransDigm, Inc.:
4.625%, 1/15/29	1,023	938,147
5.50%, 11/15/27	943	917,218
6.375%, 3/1/29(1)	240	238,467
6.625%, 3/1/32(1)	240	239,892
		$ 5,433,374

7
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		676	$ 657,117
			$ 657,117
Air Transport — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		519	$ 513,127
Deutsche Lufthansa AG, 4.382% to 2/12/26, 8/12/75(10)(11)	EUR	500	526,330
Gatwick Airport Finance PLC, 4.375%, 4/7/26(10)	GBP	1,270	1,533,165
Heathrow Finance PLC, 6.625%, 3/1/31(10)	GBP	1,340	1,635,518
			$ 4,208,140
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 9.00%, 2/15/31(1)		630	$ 627,486
			$ 627,486
Automotive — 1.8%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		392	$ 354,854
4.75%, 3/1/30		303	274,970
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(10)	EUR	1,100	1,164,582
8.50%, 5/15/27(1)		670	672,139
Dana Financing Luxembourg SARL:
3.00%, 7/15/29(10)	EUR	300	288,317
8.50%, 7/15/31(10)	EUR	300	349,893
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		595	492,142
Ford Motor Co.:
4.75%, 1/15/43		325	256,039
6.10%, 8/19/32		530	520,087
6.625%, 10/1/28		825	848,355
9.625%, 4/22/30		44	50,569
Forvia SE:
2.375%, 6/15/29(10)	EUR	150	145,621
3.75%, 6/15/28(10)	EUR	250	259,038
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		690	626,500
IHO Verwaltungs GmbH, 8.75%, (8.75% cash or 9.50% PIK), 5/15/28(10)(12)	EUR	700	804,469
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		398	351,917
4.375%, 1/15/31(1)		452	396,158
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		783	671,675
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	526,006
4.875%, 11/15/31(1)		239	208,773
Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Wheel Pros, Inc., 6.50%, 5/15/29(1)		332	$ 103,335
			$ 9,365,439
Beverage and Tobacco — 0.1%
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		799	$ 717,286
			$ 717,286
Building and Development — 1.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		136	$ 123,141
4.625%, 4/1/30(1)		273	244,236
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		1,030	897,988
5.00%, 3/1/30(1)		105	98,407
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		1,041	939,050
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		1,017	1,009,158
Meritage Homes Corp., 3.875%, 4/15/29(1)		285	258,640
Miller Homes Group Finco PLC, 9.151%, (3 mo. EURIBOR + 5.25%), 5/15/28(2)(10)	EUR	400	427,320
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		257	233,016
Patrick Industries, Inc., 4.75%, 5/1/29(1)		751	683,502
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		1,202	1,163,890
Standard Industries, Inc.:
3.375%, 1/15/31(1)		275	225,515
4.75%, 1/15/28(1)		753	710,882
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		628	645,621
White Cap Buyer LLC, 6.875%, 10/15/28(1)		939	908,293
			$ 8,568,659
Business Equipment and Services — 0.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		942	$ 893,488
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
3.625%, 6/1/28(10)	EUR	350	343,340
4.625%, 6/1/28(1)		239	214,648
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC:
7.125%, 7/31/26(1)		1,935	1,924,566
7.125%, 7/31/26(10)		260	258,598
			$ 3,634,640
Cable and Satellite Television — 1.6%
Altice Financing SA, 5.00%, 1/15/28(1)		860	$ 679,664

8
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		411	$ 321,973
4.50%, 8/15/30(1)		900	732,052
4.75%, 3/1/30(1)		988	821,769
5.00%, 2/1/28(1)		400	364,624
6.375%, 9/1/29(1)		601	551,343
DISH Network Corp., 11.75%, 11/15/27(1)		397	400,532
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(10)	GBP	2,951	3,300,796
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)		900	747,695
			$ 7,920,448
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		609	$ 556,976
4.125%, 4/15/29(1)		221	201,569
			$ 758,545
Chemicals — 0.5%
Calderys Financing LLC, 11.25%, 6/1/28(1)		870	$ 924,835
Olympus Water U.S. Holding Corp.:
9.625%, 11/15/28(10)	EUR	200	227,825
9.75%, 11/15/28(1)		1,202	1,276,967
			$ 2,429,627
Chemicals and Plastics — 1.0%
Avient Corp., 7.125%, 8/1/30(1)		681	$ 689,627
Herens Holdco SARL, 4.75%, 5/15/28(1)		452	390,682
Herens Midco SARL, 5.25%, 5/15/29(10)	EUR	1,000	766,400
INEOS Finance PLC, 6.375%, 4/15/29(10)	EUR	400	430,349
Italmatch Chemicals SpA:
9.408%, (3 mo. EURIBOR + 5.50%), 2/6/28(2)(10)	EUR	200	215,443
10.00%, 2/6/28(10)	EUR	750	843,122
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		783	718,611
Valvoline, Inc., 3.625%, 6/15/31(1)		908	764,621
WR Grace Holdings LLC:
4.875%, 6/15/27(1)		376	357,341
7.375%, 3/1/31(1)		185	187,699
			$ 5,363,895
Commercial Services — 2.5%
Abertis Infraestructuras Finance BV, 3.248% to 11/24/25(10)(11)(13)	EUR	600	$ 623,349
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		844	$ 748,648
4.625%, 10/1/27(1)		54	50,781
APi Group DE, Inc., 4.75%, 10/15/29(1)		662	604,586
Boels Topholding BV, 5.75%, 5/15/30(10)(14)	EUR	1,405	1,504,207
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		250	258,203
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(10)	GBP	330	440,546
HealthEquity, Inc., 4.50%, 10/1/29(1)		721	657,606
IPD 3 BV, 8.00%, 6/15/28(10)	EUR	930	1,053,858
Korn Ferry, 4.625%, 12/15/27(1)		620	588,463
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		1,323	1,226,952
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		550	519,654
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		565	526,545
Verisure Holding AB, 3.25%, 2/15/27(10)	EUR	1,130	1,159,960
VT Topco, Inc., 8.50%, 8/15/30(1)		995	1,030,664
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		801	814,974
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,110	1,077,278
			$ 12,886,274
Computers — 0.6%
McAfee Corp., 7.375%, 2/15/30(1)		855	$ 792,769
NCR Voyix Corp.:
5.125%, 4/15/29(1)		296	272,298
5.25%, 10/1/30(1)		405	361,156
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)		50	50,098
8.25%, 2/1/28(1)		963	974,655
Seagate HDD Cayman:
4.091%, 6/1/29		129	117,497
9.625%, 12/1/32		594	667,060
			$ 3,235,533
Containers and Glass Products — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(10)	EUR	1,000	$ 860,752
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		767	672,916
			$ 1,533,668
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		238	$ 215,382
5.50%, 6/1/28(1)		391	377,702
			$ 593,084

9
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Distribution & Wholesale — 0.8%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		908	$ 884,589
Performance Food Group, Inc., 4.25%, 8/1/29(1)		551	494,268
Rexel SA, 5.25%, 9/15/30(10)	EUR	880	969,724
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		454	458,859
7.75%, 3/15/31(1)		193	200,406
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		842	878,016
			$ 3,885,862
Diversified Financial Services — 1.8%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		485	$ 500,074
Encore Capital Group, Inc., 5.375%, 2/15/26(10)	GBP	230	279,828
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		511	465,194
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)		744	732,067
KOC Holding AS, 6.50%, 3/11/25(10)		1,400	1,403,794
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(1)		175	174,670
6.50%, 3/26/31(1)		210	210,352
8.125%, 3/30/29(1)		739	773,570
PRA Group, Inc., 7.375%, 9/1/25(1)		220	219,177
ProGroup AG:
5.125%, 4/15/29(10)	EUR	515	551,411
5.375%, 4/15/31(10)	EUR	801	852,156
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)		261	239,853
3.625%, 3/1/29(1)		1,022	901,344
4.00%, 10/15/33(1)		65	53,125
Sherwood Financing PLC, 6.00%, 11/15/26(10)	GBP	934	959,836
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		945	732,596
			$ 9,049,047
Drugs — 0.4%
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(10)	EUR	640	$ 649,579
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		350	356,061
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30		699	641,135
4.90%, 12/15/44		406	320,251
			$ 1,967,026
Ecological Services and Equipment — 0.8%
Clean Harbors, Inc., 4.875%, 7/15/27(1)		200	$ 192,826
Covanta Holding Corp., 4.875%, 12/1/29(1)		1,290	1,132,137
Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment (continued)
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		889	$ 800,089
4.25%, 6/1/25(1)		313	308,795
4.75%, 6/15/29(1)		906	836,804
Paprec Holding SA, 7.25%, 11/17/29(10)	EUR	550	626,318
			$ 3,896,969
Electric Utilities — 0.5%
Electricite de France SA, 7.50% to 9/6/28(10)(11)(13)	EUR	400	$ 466,569
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(10)	EUR	258	246,545
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	517,448
TransAlta Corp., 7.75%, 11/15/29		606	620,876
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		308	306,352
6.625%, 3/15/32(1)		310	308,937
			$ 2,466,727
Electronics/Electrical — 0.4%
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)		553	$ 563,324
Imola Merger Corp., 4.75%, 5/15/29(1)		1,174	1,081,983
Sensata Technologies, Inc., 4.375%, 2/15/30(1)		610	546,796
			$ 2,192,103
Energy — 0.8%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(15)		1,078	$ 470,342
Greenko Solar Mauritius Ltd.:
5.55%, 1/29/25(1)		1,100	1,087,625
5.95%, 7/29/26(1)		1,200	1,156,500
Sunoco LP, 7.25%, 5/1/32(1)		445	452,330
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29		583	532,715
4.50%, 4/30/30		372	335,035
			$ 4,034,547
Engineering & Construction — 0.2%
Artera Services LLC, 8.50%, 2/15/31(1)		485	$ 496,656
TopBuild Corp., 4.125%, 2/15/32(1)		791	685,549
			$ 1,182,205
Entertainment — 2.3%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 4/30/30(10)	EUR	1,047	$ 1,166,942
Boyne USA, Inc., 4.75%, 5/15/29(1)		814	741,220

10
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)		377	$ 371,695
7.00%, 2/15/30(1)		250	251,912
8.125%, 7/1/27(1)		508	515,220
Churchill Downs, Inc., 5.75%, 4/1/30(1)		669	637,056
Cirsa Finance International SARL, 6.50%, 3/15/29(10)	EUR	1,165	1,270,190
CPUK Finance Ltd., 4.875%, 2/28/47(10)	GBP	1,130	1,388,764
Flutter Treasury DAC, 5.00%, 4/29/29(10)	EUR	800	866,759
Inter Media & Communication SpA, 6.75%, 2/9/27(10)	EUR	1,007	1,059,831
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		755	717,374
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		719	722,021
Lottomatica SpA, 7.942%, (3 mo. EURIBOR + 4.00%), 12/15/30(2)(10)	EUR	1,080	1,167,704
Motion Finco SARL, 7.375%, 6/15/30(10)	EUR	250	278,273
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		519	489,036
			$ 11,643,997
Financial Intermediaries — 0.9%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(11)(13)		635	$ 541,049
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		848	793,550
Ford Motor Credit Co. LLC:
2.70%, 8/10/26		800	742,973
2.90%, 2/16/28		203	180,662
3.815%, 11/2/27		1,141	1,057,512
5.113%, 5/3/29		600	571,874
MSCI, Inc.:
3.625%, 9/1/30(1)		357	311,087
3.875%, 2/15/31(1)		443	388,105
			$ 4,586,812
Food Products — 0.6%
Bellis Acquisition Co. PLC, 4.50%, 2/16/26(10)	GBP	400	$ 498,621
Chobani LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)		587	543,957
Ingles Markets, Inc., 4.00%, 6/15/31(1)		762	656,633
Pilgrim's Pride Corp.:
3.50%, 3/1/32		951	783,816
6.875%, 5/15/34		270	280,214
Post Holdings, Inc., 6.25%, 2/15/32(1)		422	416,893
			$ 3,180,134
Security	Principal Amount* (000's omitted)		Value
Food Service — 0.7%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		386	$ 356,428
4.00%, 10/15/30(1)		293	252,872
4.375%, 1/15/28(1)		673	626,513
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)		834	843,863
Fiesta Purchaser, Inc., 7.875%, 3/1/31(1)		488	497,645
IRB Holding Corp., 7.00%, 6/15/25(1)		37	36,953
U.S. Foods, Inc., 4.75%, 2/15/29(1)		816	761,112
			$ 3,375,386
Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)		806	$ 790,535
			$ 790,535
Health Care — 3.5%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		212	$ 194,449
Avantor Funding, Inc.:
2.625%, 11/1/25(10)	EUR	300	313,027
4.625%, 7/15/28(1)		341	317,318
Bausch & Lomb Corp., 8.375%, 10/1/28(1)		595	615,230
Cerba Healthcare SACA, 3.50%, 5/31/28(10)	EUR	250	218,808
Chrome Holdco SAS, 5.00%, 5/31/29(10)	EUR	1,100	757,782
Encompass Health Corp., 4.75%, 2/1/30		616	565,563
Ephios Subco 3 SARL, 7.875%, 1/31/31(10)	EUR	930	1,020,485
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		664	670,622
Grifols SA:
3.20%, 5/1/25(10)	EUR	350	372,532
3.875%, 10/15/28(10)	EUR	300	254,315
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		1,155	1,217,210
IQVIA, Inc.:
2.25%, 3/15/29(10)	EUR	611	592,246
2.875%, 6/15/28(10)	EUR	350	353,328
6.50%, 5/15/30(1)		337	338,950
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)		354	331,872
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		681	545,174
9.875%, 8/15/30(1)		290	302,339
Medline Borrower LP, 5.25%, 10/1/29(1)		1,569	1,462,047
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		429	298,448
ModivCare, Inc., 5.875%, 11/15/25(1)		708	691,260
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		573	497,523

11
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Molina Healthcare, Inc.: (continued)
3.875%, 5/15/32(1)		814	$ 681,804
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,197	1,073,087
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		643	640,865
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		470	469,946
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		639	594,871
Tenet Healthcare Corp.:
6.125%, 10/1/28		523	516,924
6.875%, 11/15/31		313	322,885
U.S. Acute Care Solutions LLC:
6.375%, 3/1/26(1)		710	719,596
9.75%, 5/15/29(1)(14)		470	461,486
Varex Imaging Corp., 7.875%, 10/15/27(1)		283	288,747
			$ 17,700,739
Home Furnishings — 0.2%
Tempur Sealy International, Inc.:
3.875%, 10/15/31(1)		872	$ 718,772
4.00%, 4/15/29(1)		151	134,403
			$ 853,175
Hotels, Restaurants & Leisure — 0.1%
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/6/31(10)		400	$ 339,658
8.45%, 7/27/30(1)		200	209,671
			$ 549,329
Household Products — 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(1)		649	$ 628,430
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		758	710,007
			$ 1,338,437
Industrial Equipment — 0.2%
Madison IAQ LLC, 5.875%, 6/30/29(1)		864	$ 802,284
			$ 802,284
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(1)		480	$ 471,093
7.00%, 1/15/31(1)		405	406,552
Galaxy Finco Ltd., 9.25%, 7/31/27(10)	GBP	881	1,060,441
Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/31(1)		380	$ 375,434
8.125%, 2/15/32(1)		200	196,999
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		728	771,285
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		415	417,418
			$ 3,699,222
Internet Software & Services — 0.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		270	$ 231,781
6.125%, 12/1/28(1)		853	694,572
Cars.com, Inc., 6.375%, 11/1/28(1)		819	783,636
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		919	759,603
Science Applications International Corp., 4.875%, 4/1/28(1)		971	917,512
United Group BV:
6.75%, 2/15/31(10)	EUR	385	422,481
8.134%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(10)	EUR	655	701,201
			$ 4,510,786
Leisure Goods/Activities/Movies — 1.7%
Acushnet Co., 7.375%, 10/15/28(1)		382	$ 392,541
Carnival Corp., 6.00%, 5/1/29(1)		285	276,355
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	362,556
5.875%, 3/15/26(1)		375	371,488
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(10)(12)	EUR	945	1,010,416
Life Time, Inc.:
5.75%, 1/15/26(1)		401	396,936
8.00%, 4/15/26(1)		821	823,097
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)		228	238,697
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)		142	140,788
NCL Corp. Ltd.:
5.875%, 3/15/26(1)		647	634,403
5.875%, 2/15/27(1)		102	99,715
7.75%, 2/15/29(1)		86	87,910
NCL Finance Ltd., 6.125%, 3/15/28(1)		547	534,169
Playtika Holding Corp., 4.25%, 3/15/29(1)		757	652,063
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		215	197,720
6.25%, 3/15/32(1)		305	300,873
TUI AG, 5.875%, 3/15/29(10)	EUR	980	1,060,649

12
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
Viking Cruises Ltd.:
5.875%, 9/15/27(1)		985	$ 955,796
7.00%, 2/15/29(1)		205	204,390
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		131	125,464
			$ 8,866,026
Machinery — 0.8%
Chart Industries, Inc., 9.50%, 1/1/31(1)		736	$ 790,864
ESAB Corp., 6.25%, 4/15/29(1)		830	827,923
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)		200	206,119
IMA Industria Macchine Automatiche SpA:
3.75%, 1/15/28(10)	EUR	700	703,071
7.654%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(10)	EUR	915	981,371
TK Elevator Holdco GmbH, 6.625%, 7/15/28(10)	EUR	540	550,249
			$ 4,059,597
Media — 0.6%
CSC Holdings LLC, 11.75%, 1/31/29(1)		829	$ 737,022
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		946	835,940
7.375%, 2/15/31(1)		525	539,220
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(10)(12)	EUR	500	539,722
Univision Communications, Inc.:
7.375%, 6/30/30(1)		463	443,709
8.00%, 8/15/28(1)		168	167,957
			$ 3,263,570
Metals/Mining — 1.0%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		1,148	$ 1,279,720
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		691	648,807
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)		415	429,286
Freeport-McMoRan, Inc., 5.45%, 3/15/43		416	381,731
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		503	487,025
6.125%, 4/1/29(1)		220	215,598
Novelis Corp., 3.25%, 11/15/26(1)		237	221,842
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(10)	EUR	1,077	1,084,478
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		552	499,568
			$ 5,248,055
Security	Principal Amount* (000's omitted)		Value
Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		690	$ 650,602
New Gold, Inc., 7.50%, 7/15/27(1)		653	649,599
			$ 1,300,201
Oil and Gas — 1.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)		950	$ 957,018
Civitas Resources, Inc.:
8.625%, 11/1/30(1)		980	1,043,559
8.75%, 7/1/31(1)		280	297,358
Matador Resources Co., 6.50%, 4/15/32(1)		545	540,523
Parkland Corp.:
4.50%, 10/1/29(1)		480	435,412
4.625%, 5/1/30(1)		292	264,118
Permian Resources Operating LLC:
5.875%, 7/1/29(1)		701	681,809
7.00%, 1/15/32(1)		418	426,391
7.75%, 2/15/26(1)		362	365,574
Precision Drilling Corp., 7.125%, 1/15/26(1)		612	612,476
Southwestern Energy Co., 4.75%, 2/1/32		810	730,029
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		395	393,927
Transocean, Inc., 8.75%, 2/15/30(1)		195	203,775
Vital Energy, Inc.:
7.875%, 4/15/32(1)		379	384,825
9.75%, 10/15/30		466	508,134
Wintershall Dea Finance 2 BV, Series NC5, 2.499% to 4/20/26(10)(11)(13)	EUR	1,300	1,284,646
			$ 9,129,574
Packaging & Containers — 0.8%
Ball Corp., 6.875%, 3/15/28		487	$ 495,152
Fiber Bidco SpA, 7.908%, (3 mo. EURIBOR + 4.00%), 1/15/30(2)(10)	EUR	965	1,037,258
Kleopatra Finco SARL, 4.25%, 3/1/26(10)	EUR	700	623,106
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		662	663,840
Trivium Packaging Finance BV:
3.75%, 8/15/26(10)	EUR	575	600,475
7.651%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(10)	EUR	740	793,565
			$ 4,213,396
Pharmaceuticals — 0.5%
Bayer AG, 5.375% to 6/25/30, 3/25/82(10)(11)	EUR	600	$ 596,645
BellRing Brands, Inc., 7.00%, 3/15/30(1)		535	541,881

13
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Cheplapharm Arzneimittel GmbH, 8.651%, (3 mo. EURIBOR + 4.75%), 5/15/30(2)(10)	EUR	825	$ 893,284
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		493	418,017
Prestige Brands, Inc., 3.75%, 4/1/31(1)		215	183,108
			$ 2,632,935
Pipelines — 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		621	$ 610,215
7.875%, 5/15/26(1)		148	150,817
Cheniere Energy Partners LP, 4.00%, 3/1/31		611	545,637
DT Midstream, Inc., 4.125%, 6/15/29(1)		599	543,391
Energy Transfer LP, 5.00%, 5/15/50		337	279,526
EQM Midstream Partners LP:
4.50%, 1/15/29(1)		1,033	956,670
6.00%, 7/1/25(1)		75	74,938
6.50%, 7/1/27(1)		405	405,889
7.50%, 6/1/30(1)		536	562,460
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)		649	665,350
Kinetik Holdings LP, 5.875%, 6/15/30(1)		679	657,030
Plains All American Pipeline LP, Series B, 9.679%, (3 mo. SOFR + 4.372%)(2)(13)		926	920,164
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)		609	623,204
8.375%, 6/1/31(1)		574	589,425
9.50%, 2/1/29(1)		794	853,937
9.875%, 2/1/32(1)		522	557,356
			$ 8,996,009
Publishing — 0.1%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 302,682
8.00%, 8/1/29(1)		481	442,245
			$ 744,927
Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)		875	$ 742,656
7.875%, 4/1/30(1)		448	439,577
Townsquare Media, Inc., 6.875%, 2/1/26(1)		563	546,896
			$ 1,729,129
Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) — 1.2%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		852	$ 772,071
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		284	280,262
8.875%, 9/1/31(1)		594	616,799
Emeria SASU:
3.375%, 3/31/28(10)	EUR	400	365,525
7.75%, 3/31/28(10)	EUR	900	929,385
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		1,060	1,092,867
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		600	558,317
3.75%, 9/15/30(1)		785	652,156
Heimstaden Bostad AB, 3.248% to 11/19/24(10)(11)(13)	EUR	950	740,844
Shimao Group Holdings Ltd., 5.60%, 7/15/26(10)(15)		1,250	43,750
			$ 6,051,976
Retail — 2.1%
B&M European Value Retail SA, 8.125%, 11/15/30(10)	GBP	400	$ 533,246
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(10)	GBP	760	946,999
Dufry One BV, 3.375%, 4/15/28(10)	EUR	1,350	1,390,929
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		784	831,271
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		793	752,115
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		575	523,512
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		583	541,470
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		775	708,566
8.25%, 8/1/31(1)		92	95,659
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(10)(12)	EUR	815	884,641
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(1)		773	770,141
PEU (Fin) PLC, 7.25%, 7/1/28(10)	EUR	600	658,848
Punch Finance PLC, 6.125%, 6/30/26(10)	GBP	610	732,651
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)		662	710,829
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		590	524,625
			$ 10,605,502
Retailers (Except Food and Drug) — 0.5%
Bath & Body Works, Inc.:
6.875%, 11/1/35		410	$ 407,683
6.95%, 3/1/33		282	272,769
9.375%, 7/1/25(1)		54	55,937
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		923	929,834

14
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retailers (Except Food and Drug) (continued)
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)		416	$ 395,834
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	667,304
			$ 2,729,361
Semiconductors & Semiconductor Equipment — 0.4%
ams-OSRAM AG, 10.50%, 3/30/29(10)	EUR	1,500	$ 1,608,805
ON Semiconductor Corp., 3.875%, 9/1/28(1)		554	503,229
			$ 2,112,034
Software — 0.5%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)		374	$ 385,076
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		734	669,219
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		344	326,530
9.00%, 9/30/29(1)		1,133	1,091,068
Rocket Software, Inc., 9.00%, 11/28/28(1)(14)		210	210,988
			$ 2,682,881
Software and Services — 0.1%
Gartner, Inc., 3.75%, 10/1/30(1)		547	$ 476,572
			$ 476,572
Specialty Retail — 0.1%
Fiber Bidco SpA, 11.00%, 10/25/27(10)	EUR	270	$ 311,571
			$ 311,571
Steel — 0.2%
Allegheny Ludlum LLC, 6.95%, 12/15/25		401	$ 406,800
TMS International Corp., 6.25%, 4/15/29(1)		449	414,245
			$ 821,045
Surface Transport — 0.1%
Hertz Corp.:
4.625%, 12/1/26(1)		47	$ 36,453
5.00%, 12/1/29(1)		440	302,567
			$ 339,020
Technology — 0.5%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		1,055	$ 950,742
International Game Technology PLC:
3.50%, 6/15/26(10)	EUR	250	263,150
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
International Game Technology PLC: (continued)
4.125%, 4/15/26(1)		573	$ 552,200
6.25%, 1/15/27(1)		200	199,845
6.50%, 2/15/25(1)		383	383,300
			$ 2,349,237
Telecommunications — 2.5%
Ciena Corp., 4.00%, 1/31/30(1)		706	$ 619,924
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)		1,299	1,259,202
Iliad Holding SASU:
6.50%, 10/15/26(1)		943	939,359
7.00%, 10/15/28(1)		362	354,318
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		571	477,459
Lorca Telecom Bondco SA, 4.00%, 9/18/27(10)	EUR	1,100	1,146,950
Network i2i Ltd., 3.975% to 3/3/26(10)(11)(13)		1,000	947,389
PLT VII Finance SARL, 8.531%, (3 mo. EURIBOR + 4.625%), 1/5/26(2)(10)	EUR	500	535,935
Stagwell Global LLC, 5.625%, 8/15/29(1)		576	516,255
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(10)	EUR	462	473,622
Summer (BC) Holdco B SARL, 5.75%, 10/31/26(10)	EUR	500	525,063
Summer BC Bidco B LLC, 5.50%, 10/31/26(1)		383	366,054
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	435	512,605
Telecom Italia SpA:
6.875%, 2/15/28(10)	EUR	300	335,609
7.875%, 7/31/28(10)	EUR	600	697,131
Telefonica Europe BV, 7.125% to 8/23/28(10)(11)(13)	EUR	800	926,864
Viasat, Inc., 5.625%, 4/15/27(1)		272	249,184
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		491	413,045
Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(10)(11)	GBP	500	613,262
Wp/ap Telecom Holdings III BV, 5.50%, 1/15/30(10)	EUR	800	776,768
			$ 12,685,998
Transportation — 0.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		457	$ 413,190
Seaspan Corp., 5.50%, 8/1/29(1)		923	795,104
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(1)		769	760,140
			$ 1,968,434
Utilities — 1.2%
Calpine Corp.:
5.00%, 2/1/31(1)		615	$ 557,949
5.125%, 3/15/28(1)		450	427,257

15
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Calpine Corp.: (continued)
5.25%, 6/1/26(1)	498	$ 491,344
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	411	340,602
NRG Energy, Inc.:
3.625%, 2/15/31(1)	563	477,177
3.875%, 2/15/32(1)	118	99,529
5.75%, 1/15/28	384	378,300
10.25% to 3/15/28(1)(11)(13)	621	670,011
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	460	410,501
5.00%, 1/31/28(1)	450	420,352
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	193	175,904
5.00%, 7/31/27(1)	695	662,055
6.875%, 4/15/32(1)	828	825,112
		$ 5,936,093
Total Corporate Bonds (identified cost $253,870,400)		$248,891,680

Preferred Stocks — 0.2%
Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25(11)	36,126	$ 953,365
Total Preferred Stocks (identified cost $1,027,931)		$ 953,365

Senior Floating-Rate Loans — 37.5%(16)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.6%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28	915	$ 920,732
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28	353	355,011
TransDigm, Inc., Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28	1,886	1,898,389
		$ 3,174,132
Borrower/Description	Principal Amount* (000's omitted)	Value
Airlines — 0.5%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28	1,821	$ 1,896,471
Mileage Plus Holdings LLC, Term Loan, 10.733%, (SOFR + 5.25%), 6/21/27	425	436,360
		$ 2,332,831
Apparel & Luxury Goods — 0.4%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.918%, (SOFR + 3.50%), 12/21/28	663	$ 666,048
Gloves Buyer, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 12/29/27	495	496,134
Hanesbrands, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 3/8/30	1,042	1,044,592
		$ 2,206,774
Auto Components — 1.0%
Adient U.S. LLC, Term Loan, 8.066%, (SOFR + 2.75%), 1/31/31	1,000	$ 1,005,547
Autokiniton U.S. Holdings, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 4/6/28	1,081	1,087,817
Clarios Global LP, Term Loan, 8.316%, (SOFR + 3.00%), 5/6/30	1,665	1,671,903
DexKo Global, Inc.:
Term Loan, 9.321%, (SOFR + 3.75%), 10/4/28	515	511,519
Term Loan, 9.559%, (SOFR + 4.25%), 10/4/28	150	149,648
LTI Holdings, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 9/6/25	708	701,561
		$ 5,127,995
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 1/22/31	1,382	$ 1,384,388
MajorDrive Holdings IV LLC, Term Loan, 9.571%, (SOFR + 4.00%), 6/1/28	990	996,025
		$ 2,380,413
Beverages — 0.2%
Triton Water Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 3/31/28	1,242	$ 1,237,823
		$ 1,237,823
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 10/13/28	728	$ 724,547
		$ 724,547

16
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Building Products — 0.4%
Cornerstone Building Brands, Inc., Term Loan, 8.671%, (SOFR + 3.25%), 4/12/28	495	$ 486,031
Oscar AcquisitionCo LLC, Term Loan, 9.902%, (SOFR + 4.50%), 4/29/29	739	742,649
Standard Industries, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 9/22/28	976	979,803
		$ 2,208,483
Capital Markets — 1.4%
Advisor Group, Inc., Term Loan, 9.816%, (SOFR + 4.50%), 8/17/28	962	$ 968,533
Aretec Group, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30	1,160	1,167,028
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28	1,219	1,224,716
Edelman Financial Center LLC, Term Loan, 8.93%, (SOFR + 3.50%), 4/7/28	742	743,565
Focus Financial Partners LLC, Term Loan, 8.066%, (SOFR + 2.75%), 6/30/28	1,167	1,168,253
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28	992	998,569
Mariner Wealth Advisors LLC, Term Loan, 8.68%, (SOFR + 3.25%), 8/18/28	792	793,174
		$ 7,063,838
Chemicals — 2.5%
Aruba Investments Holdings LLC, Term Loan, 9.416%, (SOFR + 4.00%), 11/24/27	595	$ 580,534
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.33%, (SOFR + 2.00%), 12/20/29	1,290	1,295,149
Charter NEX U.S., Inc., Term Loan, 8.816%, (SOFR + 3.50%), 12/1/27	892	896,165
CPC Acquisition Corp., Term Loan, 9.321%, (SOFR + 3.75%), 12/29/27	659	558,990
ECO Services Operations Corp., Term Loan, 7.93%, (SOFR + 2.50%), 6/9/28	999	999,802
Groupe Solmax, Inc., Term Loan, 10.252%, (SOFR + 4.75%), 5/29/28(17)	495	488,415
INEOS Quattro Holdings U.K. Ltd., Term Loan, 9.18%, (SOFR + 3.75%), 3/14/30	769	768,707
INEOS U.S. Finance LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 2/18/30	496	497,801
Term Loan, 9.166%, (SOFR + 3.75%), 11/8/27	990	992,917
Kraton Corp., Term Loan, 8.841%, (SOFR + 3.25%), 3/15/29	840	808,141
Lonza Group AG, Term Loan, 9.334%, (SOFR + 3.93%), 7/3/28	496	476,852
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Momentive Performance Materials, Inc., Term Loan, 9.817%, (SOFR + 4.50%), 3/29/28		545	$ 542,118
Olympus Water U.S. Holding Corp., Term Loan, 9.576%, (SOFR + 4.25%), 11/9/28		975	979,708
Starfruit Finco BV, Term Loan, 9.423%, (SOFR + 4.00%), 4/3/28		720	722,373
Tronox Finance LLC, Term Loan, 8.816%, (SOFR + 3.50%), 8/16/28		998	1,000,825
W.R. Grace & Co.-Conn., Term Loan, 9.321%, (SOFR + 3.75%), 9/22/28		1,271	1,274,781
			$ 12,883,278
Commercial Services & Supplies — 1.4%
Albion Financing 3 SARL, Term Loan, 10.824%, (SOFR + 5.50%), 8/17/26		594	$ 597,713
Allied Universal Holdco LLC, Term Loan, 9.166%, (SOFR + 3.75%), 5/12/28		1,126	1,127,628
EnergySolutions LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/20/30		787	791,441
Foundever Worldwide Corp., Term Loan, 9.18%, (SOFR + 3.75%), 8/28/28		990	770,137
Garda World Security Corp., Term Loan, 9.583%, (SOFR + 4.25%), 2/1/29		1,047	1,053,319
GFL Environmental, Inc., Term Loan, 7.826%, (SOFR + 2.50%), 5/31/27		791	795,567
Tempo Acquisition LLC, Term Loan, 8.066%, (SOFR + 2.75%), 8/31/28		1,466	1,472,311
TruGreen LP, Term Loan, 9.416%, (SOFR + 4.00%), 11/2/27		595	573,504
			$ 7,181,620
Construction Materials — 0.3%
Quikrete Holdings, Inc., Term Loan, 7.569%, (SOFR + 2.25%), 3/19/29		1,279	$ 1,280,814
			$ 1,280,814
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.091%, (SOFR + 3.68%), 4/13/29		739	$ 742,613
			$ 742,613
Distributors — 0.2%
Parts Europe SA, Term Loan, 7.647%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	1,135	$ 1,216,072
			$ 1,216,072

17
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Consumer Services — 0.6%
Ascend Learning LLC, Term Loan, 8.916%, (SOFR + 3.50%), 12/11/28	496	$ 495,146
Belron Finance U.S. LLC, Term Loan, 7.677%, (SOFR + 2.25%), 4/18/29	1,390	1,393,346
KUEHG Corp., Term Loan, 9.823%, (SOFR + 4.50%), 6/12/30	970	974,215
Wand NewCo 3, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 1/30/31	425	428,188
		$ 3,290,895
Electrical Equipment — 0.2%
WEC U.S. Holdings Ltd., Term Loan, 8.066%, (SOFR + 2.75%), 1/27/31	1,253	$ 1,255,244
		$ 1,255,244
Electronic Equipment, Instruments & Components — 1.3%
Chamberlain Group, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 11/3/28	744	$ 744,156
Term Loan, 9.066%, (SOFR + 3.75%), 11/3/28	400	401,200
Creation Technologies, Inc., Term Loan, 11.068%, (SOFR + 5.50%), 10/5/28	694	657,503
Ingram Micro, Inc., Term Loan, 8.571%, (SOFR + 3.00%), 6/30/28	372	372,720
Robertshaw U.S. Holding Corp.:
DIP Loan, 6.309%, (SOFR + 1.00%), 9/27/24	635	618,853
Term Loan, 0.00%, 2/28/27(15)	0 (18)	359
Term Loan, 0.00%, 2/28/27(15)	2,029	1,978,336
Term Loan - Second Lien, 0.00%, 2/28/27(15)	1,868	1,027,377
Verifone Systems, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 8/20/25	738	670,359
		$ 6,470,863
Energy Equipment & Services — 0.2%
GIP Pilot Acquisition Partners LP, Term Loan, 8.308%, (SOFR + 3.00%), 10/4/30	923	$ 928,454
		$ 928,454
Entertainment — 0.6%
Delta 2 (LUX) SARL, Term Loan, 7.559%, (SOFR + 2.25%), 1/15/30	1,000	$ 1,002,292
Playtika Holding Corp., Term Loan, 8.18%, (SOFR + 2.75%), 3/13/28	346	346,645
Borrower/Description	Principal Amount* (000's omitted)	Value
Entertainment (continued)
Renaissance Holding Corp., Term Loan, 9.566%, (SOFR + 4.25%), 4/5/30	622	$ 623,434
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26	1,303	1,307,290
		$ 3,279,661
Financial Services — 0.2%
GTCR W Merger Sub LLC, Term Loan, 8.309%, (SOFR + 3.00%), 1/31/31	850	$ 854,383
		$ 854,383
Food Products — 0.3%
Del Monte Foods, Inc., Term Loan, 9.668%, (SOFR + 4.25%), 5/16/29	496	$ 424,270
Nomad Foods U.S. LLC, Term Loan, 8.272%, (SOFR + 3.00%), 11/13/29	1,207	1,210,717
		$ 1,634,987
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 8.302%, (SOFR + 3.00%), 12/31/30	1,349	$ 1,354,262
Epic Y-Grade Services LP, Term Loan, 6/29/29(19)	613	606,611
		$ 1,960,873
Health Care Equipment & Supplies — 0.4%
Bausch & Lomb Corp., Term Loan, 8.669%, (SOFR + 3.25%), 5/10/27	350	$ 347,816
Bayou Intermediate II LLC, Term Loan, 10.091%, (SOFR + 4.50%), 8/2/28	499	496,854
Journey Personal Care Corp., Term Loan, 9.68%, (SOFR + 4.25%), 3/1/28	495	492,669
Medline Borrower LP, Term Loan, 8.068%, (SOFR + 2.75%), 10/23/28	627	629,028
		$ 1,966,367
Health Care Providers & Services — 1.6%
CCRR Parent, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28	992	$ 921,004
CHG Healthcare Services, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 9/29/28	869	872,518
Medical Solutions Holdings, Inc., Term Loan, 8.666%, (SOFR + 3.25%), 11/1/28	981	871,902
National Mentor Holdings, Inc.:
Term Loan, 9.159%, (SOFR + 3.75%), 3/2/28	27	25,127
Term Loan, 9.165%, (SOFR + 3.75%), 3/2/28(17)	756	691,459

18
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Pluto Acquisition I, Inc.:
Term Loan, 10.687%, (SOFR + 5.50%), 6/20/28	230	$ 232,489
Term Loan - Second Lien, 9.316%, (SOFR + 4.00%), 9/20/28	671	596,889
Radnet Management, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 4/18/31	250	250,313
Select Medical Corp., Term Loan, 8.316%, (SOFR + 3.00%), 3/6/27	1,203	1,206,765
Surgery Center Holdings, Inc., Term Loan, 8.815%, (SOFR + 3.50%), 12/19/30	1,000	1,007,159
Team Health Holdings, Inc., Term Loan, 10.58%, (SOFR + 5.25%), 3/2/27(17)	853	750,894
TTF Holdings LLC, Term Loan, 9.43%, (SOFR + 4.00%), 3/31/28	750	752,188
		$ 8,178,707
Health Care Technology — 0.6%
athenahealth Group, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/15/29	876	$ 873,969
Symplr Software, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 12/22/27	496	472,389
Verscend Holding Corp., Term Loan, 11.50%, (USD Prime + 3.00%), 8/27/25	1,023	1,023,495
Waystar Technologies, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 10/22/29	659	663,132
		$ 3,032,985
Hotels, Restaurants & Leisure — 2.3%
Caesars Entertainment, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 2/6/31	800	$ 802,250
Carnival Corp., Term Loan, 8.067%, (SOFR + 2.75%), 10/18/28	888	891,615
ClubCorp Holdings, Inc., Term Loan, 10.564%, (SOFR + 5.00%), 9/18/26	696	698,815
Dave & Buster's, Inc., Term Loan, 8.625%, (SOFR + 3.25%), 6/29/29	348	349,208
Fertitta Entertainment LLC, Term Loan, 9.069%, (SOFR + 3.75%), 1/27/29	850	852,835
Flutter Financing BV, Term Loan, 7.559%, (SOFR + 2.25%), 11/25/30	1,441	1,445,892
Four Seasons Hotels Ltd., Term Loan, 7.316%, (SOFR + 2.00%), 11/30/29	1,386	1,388,910
IRB Holding Corp., Term Loan, 8.166%, (SOFR + 2.75%), 12/15/27	2,206	2,210,950
Playa Resorts Holding BV, Term Loan, 8.565%, (SOFR + 3.25%), 1/5/29	1,247	1,253,533
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 8/25/28	990	$ 990,895
Spectacle Gary Holdings LLC, Term Loan, 9.702%, (SOFR + 4.25%), 12/11/28	765	754,144
		$ 11,639,047
Household Durables — 0.4%
ACProducts, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 5/17/28	1,038	$ 902,495
Solis IV BV, Term Loan, 8.824%, (SOFR + 3.50%), 2/26/29	989	983,914
		$ 1,886,409
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 12/22/27	1,130	$ 1,131,192
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 3.75%), 12/22/26	893	894,614
		$ 2,025,806
Industrial Conglomerates — 0.2%
Kohler Energy Co. LLC, Term Loan, 1/30/31(19)	800	$ 802,750
		$ 802,750
Insurance — 1.1%
Alliant Holdings Intermediate LLC, Term Loan, 8.819%, (SOFR + 3.50%), 11/6/30	610	$ 613,007
AmWINS Group, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 2/19/28	1,671	1,674,090
Ryan Specialty Group LLC, Term Loan, 8.066%, (SOFR + 2.75%), 9/1/27	992	995,389
Truist Insurance Holdings LLC, Term Loan - Second Lien, 3/8/32(19)	1,340	1,352,227
USI, Inc., Term Loan, 8.302%, (SOFR + 3.00%), 11/22/29	1,176	1,180,435
		$ 5,815,148
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.909%, (SOFR + 4.50%), 2/19/26	502	$ 503,109
		$ 503,109
IT Services — 1.7%
Asurion LLC:
Term Loan, 8.68%, (SOFR + 3.25%), 12/23/26	1,524	$ 1,492,011

19
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services (continued)
Asurion LLC: (continued)
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/31/28	1,000	$ 914,464
Endure Digital, Inc., Term Loan, 8.939%, (SOFR + 3.50%), 2/10/28	985	956,343
Gainwell Acquisition Corp., Term Loan, 9.409%, (SOFR + 4.00%), 10/1/27	1,070	1,023,635
Go Daddy Operating Co. LLC, Term Loan, 7.316%, (SOFR + 2.00%), 11/9/29	993	993,711
Informatica LLC, Term Loan, 8.18%, (SOFR + 2.75%), 10/27/28	1,789	1,793,865
NAB Holdings LLC, Term Loan, 8.209%, (SOFR + 2.75%), 11/23/28	992	992,800
Rackspace Technology Global, Inc.:
Term Loan, 11.552%, (SOFR + 6.25%), 5/15/28	71	71,231
Term Loan - Second Lien, 8.186%, (SOFR + 2.75%), 5/15/28	353	169,678
Travelport Finance (Luxembourg) SARL, Term Loan, 13.564%, (SOFR + 8.00%), 9/30/28	357	330,673
		$ 8,738,411
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 12.477%, (SOFR + 7.00%), 5/25/27	310	$ 310,276
		$ 310,276
Life Sciences Tools & Services — 0.1%
Curia Global, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 8/30/26(17)	754	$ 718,291
		$ 718,291
Machinery — 2.8%
AI Aqua Merger Sub, Inc., Term Loan, 9.324%, (SOFR + 4.00%), 7/31/28	1,042	$ 1,045,944
Alliance Laundry Systems LLC, Term Loan, 8.90%, (SOFR + 3.50%), 10/8/27(17)	445	447,099
Apex Tool Group LLC:
Term Loan, 15.315%, (SOFR + 10.00%), 2/8/30	463	449,460
Term Loan - Second Lien, 12.566%, (SOFR + 7.25%), 8.566% cash, 4.00% PIK, 2/8/29	199	196,597
Barnes Group, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 9/3/30	995	998,316
Clark Equipment Co., Term Loan, 7.902%, (SOFR + 2.50%), 4/20/29	933	937,071
Conair Holdings LLC, Term Loan, 9.18%, (SOFR + 3.75%), 5/17/28	791	785,613
CPM Holdings, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 9/28/28	499	500,665
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30	816	$ 818,469
Engineered Machinery Holdings, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 5/19/28	1,328	1,330,402
Filtration Group Corp., Term Loan, 8.93%, (SOFR + 3.50%), 10/21/28	744	746,755
Gates Global LLC, Term Loan, 7.916%, (SOFR + 2.50%), 3/31/27	1,405	1,410,397
Madison IAQ LLC, Term Loan, 8.68%, (SOFR + 3.25%), 6/21/28	1,175	1,176,965
Roper Industrial Products Investment Co. LLC, Term Loan, 9.302%, (SOFR + 4.00%), 11/22/29	695	700,261
SPX Flow, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 4/5/29	950	956,413
Titan Acquisition Ltd., Term Loan, 10.317%, (SOFR + 5.00%), 2/1/29	300	301,875
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30	1,412	1,418,581
		$ 14,220,883
Media — 0.2%
Aragorn Parent Corp., Term Loan, 9.569%, (SOFR + 4.25%), 12/15/28	829	$ 834,995
		$ 834,995
Metals/Mining — 0.6%
Arsenal AIC Parent LLC, Term Loan, 9.066%, (SOFR + 3.75%), 8/18/30	871	$ 878,249
PMHC II, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/29	792	782,001
WireCo WorldGroup, Inc., Term Loan, 9.075%, (SOFR + 3.75%), 11/13/28	673	676,297
Zekelman Industries, Inc., Term Loan, 7.568%, (SOFR + 2.25%), 1/24/31	497	498,521
		$ 2,835,068
Oil, Gas & Consumable Fuels — 0.5%
Buckeye Partners LP, Term Loan, 7.816%, (SOFR + 2.50%), 11/22/30	274	$ 275,575
ITT Holdings LLC, Term Loan, 8.421%, (SOFR + 3.00%), 10/11/30	697	697,951
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.436%, (SOFR + 3.00%), 10/5/28	742	745,898
UGI Energy Services LLC, Term Loan, 8.666%, (SOFR + 3.25%), 2/22/30	744	749,530
		$ 2,468,954

20
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Paper & Forest Products — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.:
Term Loan, 4.00%, 12/13/24(20)	188	$ 191,723
Term Loan, 4.00%, 12/13/24(20)	92	107,979
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	113	132,274
		$ 431,976
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 2/14/31(19)	600	$ 601,393
		$ 601,393
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., Term Loan, 10.668%, (SOFR + 5.25%), 2/1/27	822	$ 692,992
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28	955	961,170
Mallinckrodt International Finance SA:
Term Loan, 12.819%, (SOFR + 7.50%), 11/14/28	69	77,411
Term Loan - Second Lien, 14.819%, (SOFR + 9.50%), 11/14/28	392	428,579
		$ 2,160,152
Professional Services — 1.5%
AlixPartners LLP, Term Loan, 7.93%, (SOFR + 2.50%), 2/4/28	1,098	$ 1,102,025
CoreLogic, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28	569	550,810
Employbridge Holding Co., Term Loan, 10.314%, (SOFR + 4.75%), 7/19/28	794	646,032
First Advantage Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 1/31/27	1,237	1,238,544
Fleet Midco I Ltd., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31	250	251,250
Genuine Financial Holdings LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/27/30	498	496,801
Neptune Bidco U.S., Inc., Term Loan, 10.406%, (SOFR + 5.00%), 4/11/29	792	745,883
Rockwood Service Corp., Term Loan, 9.68%, (SOFR + 4.25%), 1/23/27	709	714,348
Teneo Holdings LLC, Term Loan, 10.066%, (SOFR + 4.75%), 3/13/31	375	378,359
Trans Union LLC, Term Loan, 7.316%, (SOFR + 2.00%), 12/1/28	1,108	1,110,517
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 2/7/31	425	427,417
		$ 7,661,986
Borrower/Description	Principal Amount* (000's omitted)	Value
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 8.666%, (SOFR + 3.25%), 1/31/30	912	$ 913,965
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30	1,095	1,098,611
		$ 2,012,576
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 8.416%, (SOFR + 3.00%), 3/16/29	1,013	$ 1,011,386
First Student Bidco, Inc.:
Term Loan, 8.564%, (SOFR + 3.00%), 7/21/28	109	109,693
Term Loan, 8.564%, (SOFR + 3.00%), 7/21/28	360	360,625
Hertz Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	1,208	1,117,260
Term Loan, 8.68%, (SOFR + 3.25%), 6/30/28	234	216,866
Uber Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 3/3/30	1,502	1,513,377
		$ 4,329,207
Semiconductors & Semiconductor Equipment — 0.4%
Altar Bidco, Inc., Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	989	$ 989,564
MKS Instruments, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 8/17/29	821	823,731
		$ 1,813,295
Software — 4.5%
Applied Systems, Inc., Term Loan, 8.809%, (SOFR + 3.50%), 2/24/31	1,518	$ 1,530,341
Astra Acquisition Corp.:
Term Loan, 10.821%, (SOFR + 5.25%), 10/25/28	771	393,000
Term Loan, 2/25/28(19)	297	290,696
Banff Merger Sub, Inc., Term Loan, 9.566%, (SOFR + 4.25%), 12/29/28	1,038	1,045,617
Central Parent, Inc., Term Loan, 9.309%, (SOFR + 4.00%), 7/6/29	1,191	1,197,152
Cloud Software Group, Inc., Term Loan, 9.909%, (SOFR + 4.50%), 3/30/29(17)	1,090	1,091,607
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27	791	792,603
Epicor Software Corp., Term Loan, 8.68%, (SOFR + 3.25%), 7/30/27	1,693	1,701,732
GoTo Group, Inc.:
Term Loan, 10.074%, (SOFR + 4.75%), 8/31/27	0 (18)	102
Term Loan, 10.173%, (SOFR + 4.75%), 4/30/28	432	413,160
Term Loan - Second Lien, 10.173%, (SOFR + 4.75%), 4/30/28	362	276,002

21
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Magenta Buyer LLC, Term Loan, 10.591%, (SOFR + 5.00%), 7/27/28	1,118	$ 568,284
Marcel LUX IV SARL:
Term Loan, 9.81%, (SOFR + 4.50%), 11/11/30	424	426,322
Term Loan, 11/11/30(19)	300	300,750
McAfee LLC, Term Loan, 9.177%, (SOFR + 3.75%), 3/1/29	983	985,921
Open Text Corp., Term Loan, 8.166%, (SOFR + 2.75%), 1/31/30	803	806,432
Polaris Newco LLC, Term Loan, 9.591%, (SOFR + 4.00%), 6/2/28	719	714,901
Proofpoint, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 8/31/28	1,127	1,132,732
Quest Software U.S. Holdings, Inc., Term Loan, 9.73%, (SOFR + 4.25%), 2/1/29	496	351,070
RealPage, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 4/24/28	961	928,176
Redstone Holdco 2 LP, Term Loan, 10.18%, (SOFR + 4.75%), 4/27/28	610	480,597
Riverbed Technology, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 7.809% cash, 2.00% PIK, 7/1/28	111	68,403
Sabre GLBL, Inc., Term Loan, 9.666%, (SOFR + 4.25%), 6/30/28	575	506,359
Skillsoft Corp., Term Loan, 10.68%, (SOFR + 5.25%), 7/14/28	745	600,056
Sophia LP, Term Loan, 8.916%, (SOFR + 3.50%), 10/9/29	1,454	1,460,419
SS&C Technologies, Inc.:
Term Loan, 7.666%, (SOFR + 2.25%), 3/22/29	349	349,463
Term Loan, 7.666%, (SOFR + 2.25%), 3/22/29	824	825,964
UKG, Inc., Term Loan, 8.814%, (SOFR + 3.50%), 2/10/31	1,651	1,660,494
Veritas U.S., Inc., Term Loan, 10.43%, (SOFR + 5.00%), 9/1/25	948	873,742
Vision Solutions, Inc., Term Loan, 11.75%, (USD Prime + 3.25%), 4/24/28	1,214	1,212,001
		$ 22,984,098
Specialty Retail — 1.3%
Great Outdoors Group LLC, Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28	1,213	$ 1,214,456
Harbor Freight Tools USA, Inc., Term Loan, 8.18%, (SOFR + 2.75%), 10/19/27	746	747,630
Hoya Midco LLC, Term Loan, 8.58%, (SOFR + 3.25%), 2/3/29	620	621,587
Les Schwab Tire Centers, Term Loan, 8.317%, (SOFR + 3.00%), 4/23/31	1,196	1,197,931
Borrower/Description	Principal Amount* (000's omitted)	Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 9/25/28	746	$ 748,827
Mavis Tire Express Services Corp., Term Loan, 9.066%, (SOFR + 3.75%), 5/4/28	398	399,524
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28	1,849	1,823,962
		$ 6,753,917
Trading Companies & Distributors — 1.2%
Core & Main LP, Term Loan, 7.918%, (SOFR + 2.50%), 7/27/28(17)	1,014	$ 1,020,503
Park River Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 12/28/27	495	489,567
Spin Holdco, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 3/4/28	1,536	1,363,448
SRS Distribution, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28	1,232	1,242,583
White Cap Buyer LLC, Term Loan, 9.066%, (SOFR + 3.75%), 10/19/27	1,237	1,242,198
Windsor Holdings III LLC, Term Loan, 9.319%, (SOFR + 4.00%), 8/1/30	722	728,644
		$ 6,086,943
Wireless Telecommunication Services — 0.2%
CCI Buyer, Inc., Term Loan, 9.302%, (SOFR + 4.00%), 12/17/27	793	$ 793,058
		$ 793,058
Total Senior Floating-Rate Loans (identified cost $192,327,298)		$191,042,400

Miscellaneous — 0.0%(6)
Security	Principal Amount	Value
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(7)(21)	$333,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(7)(21)	$400,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(7)(21)	459,000	0
		$ 0

22
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Surface Transport — 0.0%(6)
Hertz Corp., Escrow Certificates(1)(7)	$105,000	$ 10,500
		$ 10,500
Total Miscellaneous (identified cost $20,321)		$ 10,500

Short-Term Investments — 5.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(22)	26,817,955	$ 26,817,955
Total Short-Term Investments (identified cost $26,817,955)		$ 26,817,955
Total Investments — 100.2% (identified cost $517,243,116)		$510,690,352
Less Unfunded Loan Commitments — (0.1)%		$ (263,795)
Net Investments — 100.1% (identified cost $516,979,321)		$510,426,557
Other Assets, Less Liabilities — (0.1)%		$ (921,191)
Net Assets — 100.0%		$509,505,366
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $202,229,591 or 39.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	When-issued, variable rate security whose interest rate will be determined after April 30, 2024
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 11).
(6)	Amount is less than 0.05%.
(7)	Non-income producing security.
(8)	Restricted security (see Note 8).
(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $69,230,050 or 13.6% of the Fund's net assets.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	When-issued security.
(15)	Issuer is in default with respect to interest and/or principal payments.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(18)	Principal amount is less than $500.
(19)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(20)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $299,702. See Note 1G for description.
(21)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(22)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

23
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	125,001	GBP	100,069	Bank of America, N.A.	5/1/24	$ —	$ (40)
USD	148,218	EUR	138,559	JPMorgan Chase Bank, N.A.	5/2/24	347	—
EUR	924,439	USD	987,232	JPMorgan Chase Bank, N.A.	5/13/24	—	(283)
USD	537,146	EUR	500,000	State Street Bank and Trust Company	6/28/24	2,293	—
USD	827	EUR	761	State Street Bank and Trust Company	6/28/24	12	—
USD	13,562,036	EUR	12,628,382	Goldman Sachs International	7/31/24	32,898	—
USD	24,802,456	EUR	23,113,000	State Street Bank and Trust Company	7/31/24	40,853	—
USD	15,501,670	EUR	14,445,899	State Street Bank and Trust Company	7/31/24	25,375	—
USD	454,359	EUR	423,445	State Street Bank and Trust Company	7/31/24	711	—
USD	83,783	GBP	67,051	State Street Bank and Trust Company	7/31/24	—	(43)
USD	14,046,999	GBP	11,267,896	State Street Bank and Trust Company	7/31/24	—	(39,934)
						$102,489	$(40,300)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
24
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $489,797,112)	$ 483,230,436
Affiliated investments, at value (identified cost $27,182,209)	27,196,121
Cash	2,161,572
Deposits for derivatives collateral - forward foreign currency exchange contracts	250,000
Foreign currency, at value (identified cost $1,254,025)	1,251,665
Interest receivable	5,160,538
Interest and dividends receivable from affiliated investments	126,129
Receivable for investments sold	2,448,290
Receivable for Fund shares sold	339,554
Receivable for open forward foreign currency exchange contracts	102,489
Tax reclaims receivable	17,906
Trustees' deferred compensation plan	56,094
Total assets	$ 522,340,794
Liabilities
Cash collateral due to brokers	$ 250,000
Payable for investments purchased	7,506,410
Payable for when-issued/delayed delivery/forward commitment securities	3,745,350
Payable for Fund shares redeemed	637,606
Payable for open forward foreign currency exchange contracts	40,300
Distributions payable	109,107
Payable to affiliates:
Investment adviser and administration fee	225,909
Distribution and service fees	10,831
Trustees' fees	2,687
Trustees' deferred compensation plan	56,094
Accrued expenses	251,134
Total liabilities	$ 12,835,428
Net Assets	$ 509,505,366
Sources of Net Assets
Paid-in capital	$ 754,336,741
Accumulated loss	(244,831,375)
Net Assets	$ 509,505,366
Class A Shares
Net Assets	$ 40,039,401
Shares Outstanding	4,092,080
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.78
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.11
Class C Shares
Net Assets	$ 3,057,290
Shares Outstanding	312,217
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.79
Class I Shares
Net Assets	$ 189,959,439
Shares Outstanding	19,363,821
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.81
25
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2024
Class R6 Shares
Net Assets	$276,449,236
Shares Outstanding	28,191,034
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.81
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
26
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $1,702)	$ 46,278
Dividend income from affiliated investments	745,156
Interest income	18,893,649
Interest income from affiliated investments	14,640
Other income	174,973
Total investment income	$19,874,696
Expenses
Investment adviser and administration fee	$ 1,351,696
Distribution and service fees:
Class A	50,769
Class C	17,846
Trustees’ fees and expenses	16,023
Custodian fee	115,161
Transfer and dividend disbursing agent fees	59,440
Legal and accounting services	65,811
Printing and postage	12,997
Registration fees	38,131
Miscellaneous	27,588
Total expenses	$ 1,755,462
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 21,802
Total expense reductions	$ 21,802
Net expenses	$ 1,733,660
Net investment income	$18,141,036
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (3,384,175)
Futures contracts	(68,539)
Foreign currency transactions	131,553
Forward foreign currency exchange contracts	(199,354)
Net realized loss	$ (3,520,515)
Change in unrealized appreciation (depreciation):
Investments	$ 19,040,167
Investments - affiliated investments	10,560
Foreign currency	11,808
Forward foreign currency exchange contracts	12,971
Net change in unrealized appreciation (depreciation)	$19,075,506
Net realized and unrealized gain	$15,554,991
Net increase in net assets from operations	$33,696,027
27
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 18,141,036	$ 29,660,618
Net realized loss	(3,520,515)	(23,163,762)
Net change in unrealized appreciation (depreciation)	19,075,506	28,111,796
Net increase in net assets from operations	$ 33,696,027	$ 34,608,652
Distributions to shareholders:
Class A	$ (1,593,009)	$ (2,908,778)
Class C	(127,207)	(323,146)
Class I	(7,569,440)	(13,472,073)
Class R6	(10,555,497)	(13,600,022)
Total distributions to shareholders	$ (19,845,153)	$ (30,304,019)
Transactions in shares of beneficial interest:
Class A	$ (1,900,619)	$ (4,686,715)
Class C	(927,968)	(4,510,269)
Class I	3,998,971	(27,558,904)
Class R6	21,432,776	102,903,580
Net increase in net assets from Fund share transactions	$ 22,603,160	$ 66,147,692
Net increase in net assets	$ 36,454,034	$ 70,452,325
Net Assets
At beginning of period	$ 473,051,332	$ 402,599,007
At end of period	$509,505,366	$473,051,332
28
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.500	$ 9.400	$10.680	$ 10.210	$ 10.760	$ 10.620
Income (Loss) From Operations
Net investment income(1)	$ 0.347	$ 0.636	$ 0.468	$ 0.394	$ 0.423	$ 0.496
Net realized and unrealized gain (loss)	0.314	0.114	(1.287)	0.489	(0.500)	0.148
Total income (loss) from operations	$ 0.661	$ 0.750	$ (0.819)	$ 0.883	$ (0.077)	$ 0.644
Less Distributions
From net investment income	$ (0.381)	$ (0.650)	$ (0.461)	$ (0.413)	$ (0.473)	$ (0.504)
Total distributions	$ (0.381)	$ (0.650)	$ (0.461)	$ (0.413)	$ (0.473)	$ (0.504)
Net asset value — End of period	$ 9.780	$ 9.500	$ 9.400	$10.680	$10.210	$10.760
Total Return(2)	7.01% (3)	8.13%	(7.80)%	8.73%	(0.66)% (4)	6.22% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,039	$40,738	$44,921	$ 61,518	$ 63,023	$ 3,888
Ratios (as a percentage of average daily net assets):
Expenses	0.95% (5)(6)	0.95% (6)	0.97% (6)	0.96%	0.99% (4)	1.00% (4)
Net investment income	7.14% (5)	6.63%	4.66%	3.70%	4.13%	4.64%
Portfolio Turnover	16% (3)	54%	80%	76%	93%	96%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01% and 0.70% of average daily net assets for the years ended October 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
29
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.510	$ 9.410	$10.690	$ 10.220	$ 10.770	$ 10.620
Income (Loss) From Operations
Net investment income(1)	$ 0.312	$ 0.558	$ 0.352	$ 0.315	$ 0.353	$ 0.411
Net realized and unrealized gain (loss)	0.313	0.121	(1.246)	0.489	(0.508)	0.154
Total income (loss) from operations	$ 0.625	$ 0.679	$ (0.894)	$ 0.804	$ (0.155)	$ 0.565
Less Distributions
From net investment income	$ (0.345)	$ (0.579)	$ (0.386)	$ (0.334)	$ (0.395)	$ (0.415)
Total distributions	$(0.345)	$(0.579)	$ (0.386)	$ (0.334)	$ (0.395)	$ (0.415)
Net asset value — End of period	$ 9.790	$ 9.510	$ 9.410	$10.690	$10.220	$10.770
Total Return(2)	6.62% (3)	7.32%	(8.48)%	7.92%	(1.40)% (4)	5.43% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,057	$ 3,870	$ 8,267	$ 23,956	$ 34,273	$ 1,259
Ratios (as a percentage of average daily net assets):
Expenses	1.70% (5)(6)	1.71% (6)	1.72% (6)	1.71%	1.74% (4)	1.75% (4)
Net investment income	6.40% (5)	5.82%	3.47%	2.95%	3.45%	3.85%
Portfolio Turnover	16% (3)	54%	80%	76%	93%	96%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01% and 0.70% of average daily net assets for the years ended October 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
30
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.530	$ 9.430	$ 10.710	$ 10.240	$ 10.790	$ 10.650
Income (Loss) From Operations
Net investment income(1)	$ 0.360	$ 0.661	$ 0.461	$ 0.420	$ 0.449	$ 0.526
Net realized and unrealized gain (loss)	0.315	0.115	(1.253)	0.491	(0.499)	0.146
Total income (loss) from operations	$ 0.675	$ 0.776	$ (0.792)	$ 0.911	$ (0.050)	$ 0.672
Less Distributions
From net investment income	$ (0.395)	$ (0.676)	$ (0.488)	$ (0.441)	$ (0.500)	$ (0.532)
Total distributions	$ (0.395)	$ (0.676)	$ (0.488)	$ (0.441)	$ (0.500)	$ (0.532)
Net asset value — End of period	$ 9.810	$ 9.530	$ 9.430	$ 10.710	$ 10.240	$10.790
Total Return(2)	7.14% (3)	8.40%	(7.53)%	8.99%	(0.40)% (4)	6.48% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$189,959	$180,663	$205,778	$345,990	$304,389	$ 68,533
Ratios (as a percentage of average daily net assets):
Expenses	0.70% (5)(6)	0.70% (6)	0.72% (6)	0.71%	0.74% (4)	0.75% (4)
Net investment income	7.39% (5)	6.88%	4.56%	3.93%	4.38%	4.90%
Portfolio Turnover	16% (3)	54%	80%	76%	93%	96%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01% and 0.70% of average daily net assets for the years ended October 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
31
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$ 9.520	$ 9.420	$ 10.710	$ 10.230	$ 10.790	$ 10.820
Income (Loss) From Operations
Net investment income(2)	$ 0.362	$ 0.671	$ 0.483	$ 0.418	$ 0.443	$ 0.059
Net realized and unrealized gain (loss)	0.324	0.109	(1.281)	0.507	(0.501)	(0.011)
Total income (loss) from operations	$ 0.686	$ 0.780	$ (0.798)	$ 0.925	$ (0.058)	$ 0.048
Less Distributions
From net investment income	$ (0.396)	$ (0.680)	$ (0.492)	$ (0.445)	$ (0.502)	$ (0.078)
Total distributions	$ (0.396)	$ (0.680)	$ (0.492)	$ (0.445)	$ (0.502)	$ (0.078)
Net asset value — End of period	$ 9.810	$ 9.520	$ 9.420	$10.710	$10.230	$10.790
Total Return(3)	7.27% (4)	8.44%	(7.58)%	9.13%	(0.47)% (5)	0.44% (4)(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$276,449	$247,781	$143,633	$ 42,319	$ 3,089	$ 10
Ratios (as a percentage of average daily net assets):
Expenses	0.66% (6)(7)	0.65% (7)	0.66% (7)	0.65%	0.69% (5)	0.75% (5)(6)
Net investment income	7.42% (6)	6.97%	4.90%	3.90%	4.34%	3.40% (6)
Portfolio Turnover	16% (4)	54%	80%	76%	93%	96% (8)
(1)	For the period from the commencement of operations, September 3, 2019, to October, 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01% and 0.68% of average daily net assets for the year ended October 31, 2020 and the period ended 2019, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	For the year ended October 31, 2019.
32
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Multi-Asset Credit Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
33

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  Futures Contracts—Upon entering into a futures contract, the  Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each
34

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (if any) are made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $235,077,003 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $5,196,025 are short-term and $229,880,978 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 518,171,106
Gross unrealized appreciation	$ 6,228,452
Gross unrealized depreciation	(13,910,812)
Net unrealized depreciation	$ (7,682,360)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.530%
$2.5 billion but less than $5 billion	0.510%
$5 billion and over	0.500%
35

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

For the six months ended April 30, 2024, the investment adviser and administration fee amounted to $1,351,696 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser and administration fee paid was reduced by $21,802 relating to the Fund's investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $3,183 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $593 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 105,775,275	$ 74,364,856
U.S. Government and Agency Securities	2,330,956	—
	$108,106,231	$74,364,856
5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $50,769 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $13,385 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $4,461 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
36

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	113,682	$ 1,114,924	491,044	$ 4,697,337
Issued to shareholders electing to receive payments of distributions in Fund shares	140,781	1,380,781	263,567	2,529,515
Redemptions	(449,353)	(4,396,324)	(1,244,833)	(11,913,567)
Net decrease	(194,890)	$ (1,900,619)	(490,222)	$ (4,686,715)
Class C
Sales	15,044	$ 148,019	19,519	$ 187,835
Issued to shareholders electing to receive payments of distributions in Fund shares	12,737	124,996	32,545	312,531
Redemptions	(122,493)	(1,200,983)	(523,577)	(5,010,635)
Net decrease	(94,712)	$ (927,968)	(471,513)	$ (4,510,269)
Class I
Sales	1,616,072	$ 15,876,550	2,693,183	$ 25,833,259
Issued to shareholders electing to receive payments of distributions in Fund shares	748,319	7,358,476	1,367,503	13,159,874
Redemptions	(1,962,942)	(19,236,055)	(6,925,581)	(66,552,037)
Net increase (decrease)	401,449	$ 3,998,971	(2,864,895)	$ (27,558,904)
Class R6
Sales	1,642,981	$ 16,196,446	10,881,327	$ 103,837,241
Issued to shareholders electing to receive payments of distributions in Fund shares	1,048,477	10,309,734	1,393,936	13,411,166
Redemptions	(517,939)	(5,073,404)	(1,497,869)	(14,344,827)
Net increase	2,173,519	$ 21,432,776	10,777,394	$102,903,580
At April 30, 2024, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 22.6% of the value of the outstanding shares of the Fund.
37

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities
At April 30, 2024, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Endo, Inc.	4/23/24	126	$ 1,609	$ 3,607
Total Restricted Securities			$1,609	$3,607
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: During the six months ended April 30, 2024, the Fund entered into U.S. Treasury futures contracts to change the effective duration of its portfolio.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $40,300. At April 30, 2024 there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2024.
38

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2024 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$102,489 (1)	$(40,300) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$ 32,898	$ —	$ —	$ —	$ 32,898
JPMorgan Chase Bank, N.A.	347	(283)	—	—	64
State Street Bank and Trust Company	69,244	(39,977)	—	—	29,267
	$102,489	$(40,260)	$ —	$ —	$62,229

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (40)	$ —	$ —	$ —	$ (40)
JPMorgan Chase Bank, N.A.	(283)	283	—	—	—
State Street Bank and Trust Company	(39,977)	39,977	—	—	—
	$(40,300)	$40,260	$ —	$ —	$ (40)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
39

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Foreign Exchange	Forward foreign currency exchange contracts	$ (199,354)	$ 12,971
Interest Rate	Futures contracts	(68,539)	—
Total		$(267,893)	$12,971
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts and Futures contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$267,000	$69,279,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
40

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investments
At April 30, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $27,196,121, which represents 5.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.32%, (1 mo. SOFR + 1.992%), 5/15/36	$ 366,998	$ —	$ —	$ —	$ 10,560	$ 378,166	$ 14,640	$ 378,948
Short-Term Investments
Liquidity Fund	45,142,813	88,727,444	(107,052,302)	—	—	26,817,955	745,156	26,817,955
Total				$ —	$10,560	$27,196,121	$759,796
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 26,921,811	$ —	$ 26,921,811
Collateralized Mortgage Obligations	—	4,191,485	—	4,191,485
Commercial Mortgage-Backed Securities	—	8,324,063	—	8,324,063
Common Stocks	—	507,400	—	507,400
Convertible Bonds	—	3,029,693	—	3,029,693
Corporate Bonds	—	248,891,680	—	248,891,680
Preferred Stocks	953,365	—	—	953,365
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	190,778,605	—	190,778,605
Miscellaneous	—	10,500	0	10,500
Short-Term Investments	26,817,955	—	—	26,817,955
Total Investments	$ 27,771,320	$ 482,655,237	$ 0	$ 510,426,557
Forward Foreign Currency Exchange Contracts	$ —	$ 102,489	$ —	$ 102,489
Total	$ 27,771,320	$ 482,757,726	$ 0	$ 510,529,046
41

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (40,300)	$ —	$ (40,300)
Total	$ —	$ (40,300)	$ —	$ (40,300)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
42

Eaton Vance
Multi-Asset Credit Fund
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
43

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
44

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
45

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
46

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
47

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7783    4.30.24

Eaton Vance
Short Duration High Income Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Short Duration High Income Fund

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Performance

Portfolio Manager(s) Kelley Gerrity and Stephen C. Concannon, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2013	02/21/2012	4.99%	6.83%	3.40%	3.43%
Class A with 3.25% Maximum Sales Charge	—	—	1.61	3.33	2.73	3.08
Class I at NAV	11/01/2013	02/21/2012	5.12	6.98	3.64	3.68

ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index	—	—	5.86%	8.05%	3.91%	4.21%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.15%	0.90%
Net	0.91	0.66
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P major rating category. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index is an unmanaged index of U.S. corporate bonds currently paying a coupon, rated BB1 through B3, and having a maturity less than 3 years. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of Class A and Class I is linked to the performance of Short Duration High Income Portfolio (the Portfolio), the Portfolio that the Fund invested in prior to June 15, 2020. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,049.90	$4.54**	0.89%
Class I	$1,000.00	$1,051.20	$3.26**	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.44	$4.47**	0.89%
Class I	$1,000.00	$1,021.68	$3.22**	0.64%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 0.1%
Security	Shares	Value
Healthcare — 0.1%
Endo, Inc.(1)(2)	38	$ 1,088
Endo, Inc.(1)	2,517	72,047
Total Common Stocks (identified cost $54,142)		$ 73,135

Convertible Bonds — 2.1%
Security	Principal Amount* (000's omitted)		Value
Containers — 0.5%
CryoPort, Inc., 0.75%, 12/1/26(3)		437	$ 378,966
			$ 378,966
Homebuilders & Real Estate — 0.2%
HAT Holdings I LLC/HAT Holdings II LLC, 0.00%, 5/1/25(3)		200	$ 205,870
			$ 205,870
Leisure — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26		316	$ 259,518
			$ 259,518
Technology — 0.5%
ams-OSRAM AG, 0.00%, 3/5/25(4)	EUR	400	$ 405,116
			$ 405,116
Telecommunications — 0.4%
Liberty Latin America Ltd., 2.00%, 7/15/24		330	$ 322,080
			$ 322,080
Utility — 0.2%
NextEra Energy Partners LP, 2.50%, 6/15/26(3)		214	$ 193,074
			$ 193,074
Total Convertible Bonds (identified cost $1,787,650)			$ 1,764,624

Corporate Bonds — 76.9%
Security	Principal Amount (000's omitted)	Value
Aerospace — 3.1%
Bombardier, Inc., 7.875%, 4/15/27(3)	$1,058	$ 1,052,068
Rolls-Royce PLC, 3.625%, 10/14/25(3)	590	568,613
TransDigm, Inc.:
4.625%, 1/15/29	1,085	995,005
6.375%, 3/1/29(3)	100	99,361
		$ 2,715,047
Air Transportation — 1.9%
Air Canada, 3.875%, 8/15/26(3)	$150	$ 142,420
Air Canada Pass-Through Trust, 10.50%, 7/15/26(3)	250	272,403
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(3)	800	791,455
Delta Air Lines, Inc., 7.375%, 1/15/26	400	409,511
		$ 1,615,789
Automotive & Auto Parts — 0.6%
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	$518	$ 502,280
		$ 502,280
Broadcasting — 0.4%
Townsquare Media, Inc., 6.875%, 2/1/26(3)	$362	$ 351,645
		$ 351,645
Building Materials — 1.4%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(3)	$331	$ 298,584
Standard Industries, Inc.:
3.375%, 1/15/31(3)	110	90,206
5.00%, 2/15/27(3)	883	851,278
		$ 1,240,068
Cable & Satellite TV — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125%, 5/1/27(3)	$665	$ 623,818
5.50%, 5/1/26(3)	577	565,803
		$ 1,189,621
Capital Goods — 0.7%
ESAB Corp., 6.25%, 4/15/29(3)	$169	$ 168,577
Patrick Industries, Inc., 7.50%, 10/15/27(3)	400	405,169
		$ 573,746

6
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Chemicals — 2.3%
Avient Corp., 5.75%, 5/15/25(3)	$500	$ 497,980
Compass Minerals International, Inc., 6.75%, 12/1/27(3)	258	242,246
International Flavors & Fragrances, Inc., 1.23%, 10/1/25(3)	210	196,632
NOVA Chemicals Corp., 5.00%, 5/1/25(3)	800	786,337
WR Grace Holdings LLC, 4.875%, 6/15/27(3)	271	257,552
		$ 1,980,747
Consumer Products — 0.7%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(3)	$231	$ 223,678
Mattel, Inc., 3.375%, 4/1/26(3)	400	381,241
		$ 604,919
Containers — 3.7%
Berry Global, Inc., 4.50%, 2/15/26(3)	$610	$ 593,330
Canpack SA/Canpack U.S. LLC, 3.125%, 11/1/25(3)	400	384,012
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	500	489,763
Graphic Packaging International LLC, 4.125%, 8/15/24	575	570,483
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(3)	500	502,394
Trivium Packaging Finance BV, 5.50%, 8/15/26(3)	630	619,760
		$ 3,159,742
Diversified Financial Services — 2.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)	$352	$ 318,256
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(3)	435	419,102
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(3)	243	239,102
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(3)	70	69,868
8.375%, 5/1/28(3)	279	293,233
PRA Group, Inc., 7.375%, 9/1/25(3)	109	108,593
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(3)	542	498,086
		$ 1,946,240
Diversified Media — 1.0%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)	$200	$ 171,689
6.125%, 12/1/28(3)	200	162,854
TripAdvisor, Inc., 7.00%, 7/15/25(3)	500	500,656
		$ 835,199
Security	Principal Amount (000's omitted)	Value
Energy — 7.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(3)	$630	$ 634,654
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/26(3)	350	356,662
CITGO Petroleum Corp., 6.375%, 6/15/26(3)	537	536,867
Civitas Resources, Inc., 5.00%, 10/15/26(3)	500	484,067
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/25(3)	845	840,975
EQM Midstream Partners LP:
4.00%, 8/1/24	262	260,300
7.50%, 6/1/27(3)	500	509,827
Nabors Industries, Inc., 7.375%, 5/15/27(3)	300	297,596
Permian Resources Operating LLC:
5.375%, 1/15/26(3)	453	448,030
7.75%, 2/15/26(3)	360	363,555
Precision Drilling Corp., 7.125%, 1/15/26(3)	183	183,142
Southwestern Energy Co., 5.70%, 1/23/25	200	199,260
Sunoco LP, 7.00%, 5/1/29(3)	500	508,186
Venture Global LNG, Inc.:
8.125%, 6/1/28(3)	450	460,495
9.50%, 2/1/29(3)	165	177,455
		$ 6,261,071
Entertainment & Film — 0.4%
Cinemark USA, Inc., 5.875%, 3/15/26(3)	$319	$ 316,012
		$ 316,012
Environmental — 1.3%
GFL Environmental, Inc., 3.75%, 8/1/25(3)	$1,190	$ 1,158,463
		$ 1,158,463
Food, Beverage & Tobacco — 1.0%
Darling Ingredients, Inc., 5.25%, 4/15/27(3)	$600	$ 581,965
Triton Water Holdings, Inc., 6.25%, 4/1/29(3)	15	13,466
U.S. Foods, Inc., 6.875%, 9/15/28(3)	230	232,245
		$ 827,676
Gaming — 4.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(3)	$380	$ 385,401
International Game Technology PLC, 6.50%, 2/15/25(3)	812	812,637
Light & Wonder International, Inc., 7.00%, 5/15/28(3)	400	401,681
MGM Resorts International:
4.625%, 9/1/26	352	339,190
5.75%, 6/15/25	700	696,547

7
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.875%, 11/1/26(3)	$650	$ 618,493
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)	500	483,544
		$ 3,737,493
Healthcare — 4.8%
AMN Healthcare, Inc., 4.625%, 10/1/27(3)	$662	$ 622,536
Heartland Dental LLC/Heartland Dental Finance Corp., 8.50%, 5/1/26(3)	310	309,191
IQVIA, Inc., 5.00%, 10/15/26(3)	500	489,503
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(3)	26	18,088
ModivCare, Inc., 5.875%, 11/15/25(3)	392	382,732
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(3)	250	211,976
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)	856	853,158
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	250	232,735
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	460	461,605
U.S. Acute Care Solutions LLC:
6.375%, 3/1/26(3)	356	360,811
9.75%, 5/15/29(3)(5)	190	186,558
		$ 4,128,893
Homebuilders & Real Estate — 4.0%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(3)	$271	$ 266,999
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(3)	342	318,241
6.00%, 4/15/25(3)	300	298,745
8.00%, 6/15/27(3)	200	205,280
Meritage Homes Corp., 6.00%, 6/1/25	572	571,974
Starwood Property Trust, Inc.:
3.75%, 12/31/24(3)	964	947,217
7.25%, 4/1/29(3)	255	251,875
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(3)	619	607,652
		$ 3,467,983
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)	$900	$ 883,299
		$ 883,299
Security	Principal Amount (000's omitted)	Value
Leisure — 7.2%
Carnival Corp.:
6.00%, 5/1/29(3)	$115	$ 111,512
7.625%, 3/1/26(3)	800	805,502
Life Time, Inc., 8.00%, 4/15/26(3)	845	847,158
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(3)	200	209,383
Motion Bondco DAC, 6.625%, 11/15/27(3)	255	246,126
NCL Corp. Ltd.:
5.875%, 3/15/26(3)	1,397	1,369,801
5.875%, 2/15/27(3)	300	293,278
Royal Caribbean Cruises Ltd.:
5.375%, 7/15/27(3)	256	249,302
5.50%, 8/31/26(3)	466	457,441
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(3)	450	424,020
Vail Resorts, Inc., 6.25%, 5/15/25(3)	450	450,576
Viking Cruises Ltd., 6.25%, 5/15/25(3)	727	725,211
		$ 6,189,310
Metals & Mining — 1.6%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(3)	$477	$ 531,731
Constellium SE, 5.875%, 2/15/26(3)	250	247,943
Hudbay Minerals, Inc., 4.50%, 4/1/26(3)	400	387,296
New Gold, Inc., 7.50%, 7/15/27(3)	210	208,906
		$ 1,375,876
Paper — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(3)(6)	$520	$ 226,881
		$ 226,881
Publishing & Printing — 0.4%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(3)	$357	$ 331,465
		$ 331,465
Railroad — 0.4%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(3)	$400	$ 395,391
		$ 395,391
Restaurant — 2.3%
1011778 BC ULC/New Red Finance, Inc., 5.75%, 4/15/25(3)	$356	$ 354,687
Dave & Buster's, Inc., 7.625%, 11/1/25(3)	518	521,835

8
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Restaurant (continued)
IRB Holding Corp., 7.00%, 6/15/25(3)	$753	$ 752,038
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(3)	325	328,861
		$ 1,957,421
Services — 6.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(3)	$80	$ 79,870
9.75%, 7/15/27(3)	350	349,053
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(3)	200	179,622
Alta Equipment Group, Inc., 5.625%, 4/15/26(3)	262	252,648
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(3)	419	408,197
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(3)	1,127	1,120,923
Hertz Corp., 4.625%, 12/1/26(3)	579	449,069
Korn Ferry, 4.625%, 12/15/27(3)	664	630,225
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(3)	200	188,965
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(3)	400	388,208
WESCO Distribution, Inc.:
6.375%, 3/15/29(3)	131	130,299
7.125%, 6/15/25(3)	899	900,500
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(3)(7)	500	500,627
		$ 5,578,206
Steel — 0.6%
Allegheny Ludlum LLC, 6.95%, 12/15/25	$515	$ 522,449
		$ 522,449
Super Retail — 2.3%
Bath & Body Works, Inc., 9.375%, 7/1/25(3)	$309	$ 320,086
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(3)	333	353,078
Hanesbrands, Inc., 4.875%, 5/15/26(3)	518	501,475
Kohl's Corp., 4.25%, 7/17/25	270	263,468
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(3)	395	393,539
William Carter Co., 5.625%, 3/15/27(3)	185	180,251
		$ 2,011,897
Technology — 4.5%
CDK Global II LLC, 6.50%, 10/15/24	$500	$ 490,045
Clarios Global LP, 6.75%, 5/15/25(3)	299	299,385
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(3)	750	752,395
Security	Principal Amount (000's omitted)	Value
Technology (continued)
Gen Digital, Inc.:
5.00%, 4/15/25(3)	$322	$ 318,364
6.75%, 9/30/27(3)	500	502,281
Presidio Holdings, Inc., 4.875%, 2/1/27(3)	21	21,041
PTC, Inc., 3.625%, 2/15/25(3)	336	329,395
Rocket Software, Inc., 9.00%, 11/28/28(3)(5)	85	85,400
Seagate HDD Cayman, 4.75%, 1/1/25	410	406,328
Sensata Technologies BV, 5.00%, 10/1/25(3)	650	642,218
		$ 3,846,852
Telecommunications — 3.7%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(3)	$1,020	$ 988,750
Iliad Holding SASU, 6.50%, 10/15/26(3)	1,460	1,454,363
Sable International Finance Ltd., 5.75%, 9/7/27(3)	440	420,465
Viasat, Inc., 5.625%, 9/15/25(3)	300	288,569
		$ 3,152,147
Utility — 3.5%
Calpine Corp.:
5.125%, 3/15/28(3)	$250	$ 237,365
5.25%, 6/1/26(3)	350	345,322
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(3)	400	392,262
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(3)	741	739,514
NRG Energy, Inc.:
6.625%, 1/15/27	300	299,674
10.25% to 3/15/28(3)(8)(9)	153	165,075
Vistra Operations Co. LLC, 5.50%, 9/1/26(3)	868	847,869
		$ 3,027,081
Total Corporate Bonds (identified cost $66,163,905)		$66,110,909

Senior Floating-Rate Loans — 16.6%(10)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 1.3%
TransDigm, Inc., Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28	$1,094	$ 1,101,385
		$ 1,101,385

9
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.8%
Mileage Plus Holdings LLC, Term Loan, 10.733%, (SOFR + 5.25%), 6/21/27	$689	$ 708,251
		$ 708,251
Capital Goods — 0.3%
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30	$274	$ 274,735
		$ 274,735
Chemicals — 0.8%
Olympus Water U.S. Holding Corp., Term Loan, 9.321%, (SOFR + 3.75%), 11/9/28	$685	$ 687,555
		$ 687,555
Energy — 0.3%
Epic Y-Grade Services LP, Term Loan, 6/29/29(11)	$276	$ 273,183
		$ 273,183
Food, Beverage & Tobacco — 0.3%
Triton Water Holdings, Inc., Term Loan, 3/31/28(11)	$265	$ 264,172
		$ 264,172
Gaming — 1.8%
Caesars Entertainment, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 2/6/31	$1,000	$ 1,002,812
Spectacle Gary Holdings LLC, Term Loan, 9.702%, (SOFR + 4.25%), 12/11/28	577	568,703
		$ 1,571,515
Healthcare — 3.1%
athenahealth Group, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/15/29	$398	$ 397,104
Bausch & Lomb Corp., Term Loan, 8.669%, (SOFR + 3.25%), 5/10/27	548	545,692
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28	714	718,783
Pluto Acquisition I, Inc.:
Term Loan, 10.687%, (SOFR + 5.50%), 6/20/28	67	67,430
Term Loan - Second Lien, 9.316%, (SOFR + 4.00%), 9/20/28	220	195,836
Team Health Holdings, Inc., Term Loan, 10.58%, (SOFR + 5.25%), 3/2/27(12)	239	210,777
Verscend Holding Corp., Term Loan, 11.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/27/25	530	530,730
		$ 2,666,352
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.7%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 3/8/32(11)	$570	$ 575,201
		$ 575,201
Paper — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.:
Term Loan, 4.00%, 12/13/24(13)	$91	$ 92,482
Term Loan, 4.00%, 12/13/24(13)	36	42,537
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	55	63,806
		$ 198,825
Restaurant — 1.5%
Dave & Buster's, Inc., Term Loan, 8.625%, (SOFR + 3.25%), 6/29/29	$766	$ 769,666
IRB Holding Corp., Term Loan, 8.166%, (SOFR + 2.75%), 12/15/27	494	494,915
		$ 1,264,581
Services — 1.0%
AlixPartners LLP, Term Loan, 7.93%, (SOFR + 2.50%), 2/4/28	$869	$ 871,945
		$ 871,945
Super Retail — 2.7%
Hanesbrands, Inc., Term Loan, 3/8/30(11)	$400	$ 401,000
Mavis Tire Express Services Corp., Term Loan, 9.066%, (SOFR + 3.75%), 5/4/28	863	866,589
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28	1,059	1,044,985
		$ 2,312,574
Technology — 1.8%
Clarios Global LP, Term Loan, 8.316%, (SOFR + 3.00%), 5/6/30	$200	$ 200,850
Cloud Software Group, Inc., Term Loan, 3/30/29(11)	167	167,478
GoTo Group, Inc., Term Loan, 10.074%, (SOFR + 4.75%), 8/31/27	2	1,075
Presidio Holdings, Inc., Term Loan, 8.929%, (SOFR + 3.50%), 1/22/27(12)	827	828,948

10
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
Riverbed Technology, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 7.809% cash, 2.00% PIK, 7/1/28	$22	$ 13,233
Travelport Finance (Luxembourg) SARL, Term Loan, 13.564%, (SOFR + 8.00%), 9/30/28	344	318,309
		$ 1,529,893
Total Senior Floating-Rate Loans (identified cost $14,272,736)		$14,300,167

Miscellaneous — 0.0%
Security	Principal Amount	Value
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(14)	$260,000	$ 0
Total Miscellaneous (identified cost $11,886)		$ 0

Short-Term Investments — 5.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(15)	4,591,024	$ 4,591,024
Total Short-Term Investments (identified cost $4,591,024)		$ 4,591,024
Total Investments — 101.1% (identified cost $86,881,343)		$86,839,859
Less Unfunded Loan Commitments — (0.1)%		$ (127,248)
Net Investments — 101.0% (identified cost $86,754,095)		$86,712,611
Other Assets, Less Liabilities — (1.0)%		$ (801,467)
Net Assets — 100.0%		$85,911,144
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security (see Note 7).
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $59,410,937 or 69.2% of the Fund's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $405,116 or 0.5% of the Fund's net assets.
(5)	When-issued security.
(6)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(12)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $135,019. See Note 1G for description.
(14)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

11
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	100,184	EUR	93,287	Goldman Sachs International	7/31/24	$ 243	$ —
USD	183,499	EUR	171,000	State Street Bank and Trust Company	7/31/24	302	—
USD	114,512	EUR	106,713	State Street Bank and Trust Company	7/31/24	188	—
						$733	$ —
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
12
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $82,163,071)	$ 82,121,587
Affiliated investments, at value (identified cost $4,591,024)	4,591,024
Cash	188,093
Foreign currency, at value (identified cost $1,031)	1,029
Interest receivable	1,111,538
Dividends receivable from affiliated investments	19,021
Receivable for investments sold	180,000
Receivable for Fund shares sold	25,898
Receivable for open forward foreign currency exchange contracts	733
Tax reclaims receivable	136
Receivable from affiliates	29,371
Trustees' deferred compensation plan	19,300
Total assets	$88,287,730
Liabilities
Payable for investments purchased	$ 1,748,053
Payable for when-issued securities	271,335
Payable for Fund shares redeemed	206,519
Distributions payable	9,267
Payable to affiliates:
Investment adviser and administration fee	37,854
Distribution and service fees	2,302
Trustees' fees	457
Trustees' deferred compensation plan	19,300
Accrued expenses	81,499
Total liabilities	$ 2,376,586
Net Assets	$85,911,144
Sources of Net Assets
Paid-in capital	$ 90,857,478
Accumulated loss	(4,946,334)
Net Assets	$85,911,144
Class A Shares
Net Assets	$ 11,423,304
Shares Outstanding	1,287,540
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.87
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.17
Class I Shares
Net Assets	$ 74,487,840
Shares Outstanding	8,385,813
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.88
On sales of $100,000 or more, the offering price of Class A shares is reduced.
13
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income from affiliated investments	$ 109,061
Interest income	2,852,733
Other income	16,093
Total investment income	$2,977,887
Expenses
Investment adviser and administration fee	$ 226,888
Distribution and service fees:
Class A	12,938
Trustees’ fees and expenses	2,886
Custodian fee	19,780
Transfer and dividend disbursing agent fees	31,386
Legal and accounting services	46,440
Printing and postage	3,550
Registration fees	26,896
Miscellaneous	5,840
Total expenses	$ 376,604
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 98,608
Total expense reductions	$ 98,608
Net expenses	$ 277,996
Net investment income	$2,699,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (328,642)
Foreign currency transactions	(256)
Forward foreign currency exchange contracts	(2,093)
Net realized loss	$ (330,991)
Change in unrealized appreciation (depreciation):
Investments	$ 1,703,447
Foreign currency	111
Forward foreign currency exchange contracts	615
Net change in unrealized appreciation (depreciation)	$1,704,173
Net realized and unrealized gain	$1,373,182
Net increase in net assets from operations	$4,073,073
14
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,699,891	$ 4,391,955
Net realized loss	(330,991)	(1,401,295)
Net change in unrealized appreciation (depreciation)	1,704,173	1,237,804
Net increase in net assets from operations	$ 4,073,073	$ 4,228,464
Distributions to shareholders:
Class A	$ (329,956)	$ (492,054)
Class I	(2,399,148)	(4,152,190)
Total distributions to shareholders	$ (2,729,104)	$ (4,644,244)
Transactions in shares of beneficial interest:
Class A	$ (415,297)	$ 5,040,226
Class I	7,382,160	(3,032,600)
Net increase in net assets from Fund share transactions	$ 6,966,863	$ 2,007,626
Net increase in net assets	$ 8,310,832	$ 1,591,846
Net Assets
At beginning of period	$ 77,600,312	$ 76,008,466
At end of period	$85,911,144	$77,600,312
15
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.720	$ 8.750	$ 9.500	$ 9.120	$ 9.540	$ 9.470
Income (Loss) From Operations
Net investment income(1)	$ 0.279	$ 0.515	$ 0.355	$ 0.356	$ 0.394	$ 0.432
Net realized and unrealized gain (loss)	0.153	(0.003)	(0.730)	0.401	(0.387)	0.070
Total income (loss) from operations	$ 0.432	$ 0.512	$(0.375)	$ 0.757	$ 0.007	$ 0.502
Less Distributions
From net investment income	$ (0.282)	$ (0.542)	$ (0.375)	$ (0.377)	$ (0.414)	$ (0.432)
Tax return of capital	—	—	—	—	(0.013)	—
Total distributions	$ (0.282)	$ (0.542)	$(0.375)	$(0.377)	$(0.427)	$(0.432)
Net asset value — End of period	$ 8.870	$ 8.720	$ 8.750	$ 9.500	$ 9.120	$ 9.540
Total Return(2)(3)	4.99% (4)	5.96%	(4.00)%	8.39%	0.15%	5.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,423	$11,664	$ 6,683	$ 7,059	$ 6,537	$ 6,914
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.89% (6)(7)	0.90% (7)	0.90% (7)	0.90%	0.90%	0.90%
Net investment income	6.31% (6)	5.84%	3.89%	3.76%	4.29%	4.54%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	50%	63%
Portfolio Turnover of the Fund	37% (4)	70%	96%	75%	34% (9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.23%, 0.24%, 0.23%, 0.30%, 0.31% and 0.39% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Short Duration High Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objective and policies as the Fund during such period.
16
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.730	$ 8.760	$ 9.510	$ 9.130	$ 9.560	$ 9.490
Income (Loss) From Operations
Net investment income(1)	$ 0.290	$ 0.533	$ 0.381	$ 0.375	$ 0.417	$ 0.457
Net realized and unrealized gain (loss)	0.154	0.002 (2)	(0.733)	0.407	(0.396)	0.069
Total income (loss) from operations	$ 0.444	$ 0.535	$ (0.352)	$ 0.782	$ 0.021	$ 0.526
Less Distributions
From net investment income	$ (0.294)	$ (0.565)	$ (0.398)	$ (0.402)	$ (0.437)	$ (0.456)
Tax return of capital	—	—	—	—	(0.014)	—
Total distributions	$ (0.294)	$ (0.565)	$ (0.398)	$ (0.402)	$ (0.451)	$ (0.456)
Net asset value — End of period	$ 8.880	$ 8.730	$ 8.760	$ 9.510	$ 9.130	$ 9.560
Total Return(3)(4)	5.12% (5)	6.23%	(3.75)%	8.65%	0.30%	5.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,488	$65,936	$69,325	$61,879	$41,585	$49,780
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	0.64% (7)(8)	0.65% (8)	0.65% (8)	0.65%	0.65%	0.65%
Net investment income	6.57% (7)	6.04%	4.18%	3.95%	4.53%	4.79%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	50%	63%
Portfolio Turnover of the Fund	37% (5)	70%	96%	75%	34% (10)	—
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.23%, 0.24%, 0.23%, 0.30%, 0.31% and 0.39% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Short Duration High Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objective and policies as the Fund during such period.
17
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
18

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
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Eaton Vance
Short Duration High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $4,306,245 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $2,169,815 are short-term and $2,136,430 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$86,978,684
Gross unrealized appreciation	$ 665,045
Gross unrealized depreciation	(930,385)
Net unrealized depreciation	$ (265,340)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%
For the six months ended April 30, 2024, the Fund's investment adviser and administration fee amounted to $226,888 or 0.55% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser and administration fee paid was reduced by $3,194 relating to the Fund's investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, EVM was allocated $95,414 of the Fund’s operating expenses for the six months ended April 30, 2024.
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Eaton Vance
Short Duration High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $1,152 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,109 as its portion of the sales charge on sales of Class A shares and no CDSCs paid by Class A shareholders for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $12,938 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $35,701,837 and $28,333,231, respectively, for the six months ended April 30, 2024.
6  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	301,615	$ 2,678,916	831,920	$ 7,311,993
Issued to shareholders electing to receive payments of distributions in Fund shares	36,597	325,200	54,543	480,324
Redemptions	(388,572)	(3,419,413)	(312,285)	(2,752,091)
Net increase (decrease)	(50,360)	$ (415,297)	574,178	$ 5,040,226
Class I
Sales	2,531,246	$ 22,488,967	5,714,700	$ 50,433,326
Issued to shareholders electing to receive payments of distributions in Fund shares	265,737	2,364,319	464,178	4,094,270
Redemptions	(1,964,980)	(17,471,126)	(6,538,541)	(57,560,196)
Net increase (decrease)	832,003	$ 7,382,160	(359,663)	$ (3,032,600)
21

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities
At April 30, 2024, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Endo, Inc.	4/23/24	38	$ 485	$ 1,088
Total Restricted Securities			$485	$1,088
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2023, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
22

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2024 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$733 (1)	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Fund's derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$ 243	$ —	$ —	$ —	$ 243
State Street Bank and Trust Company	490	—	—	—	490
	$733	$ —	$ —	$ —	$733
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(2,093)	$615
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $998,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
23

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,591,024, which represents 5.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,875,056	$32,595,647	$(32,879,679)	$ —	$ —	$4,591,024	$109,061	4,591,024
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ —	$ 73,135	$ —	$ 73,135
Convertible Bonds	—	1,764,624	—	1,764,624
Corporate Bonds	—	66,110,909	—	66,110,909
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	14,172,919	—	14,172,919
Miscellaneous	—	—	0	0
Short-Term Investments	4,591,024	—	—	4,591,024
Total Investments	$ 4,591,024	$ 82,121,587	$ —	$86,712,611
Forward Foreign Currency Exchange Contracts	$ —	$ 733	$ —	$ 733
Total	$ 4,591,024	$ 82,122,320	$ —	$86,713,344
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
12  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
24

Eaton Vance
Short Duration High Income Fund
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
25

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
27

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
29

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14893    4.30.24

Eaton Vance
Emerging and Frontier Countries Equity Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Emerging and Frontier Countries Equity Fund

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Performance

Portfolio Manager(s) Federico Sequeda, CFA, Sahil Tandon, CFA and Steven Vanne, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/03/2014	11/01/2013	21.50%	22.03%	8.71%	5.14%
Class A with 5.25% Maximum Sales Charge	—	—	15.11	15.59	7.55	4.52
Class I at NAV	11/03/2014	11/01/2013	21.69	22.43	8.99	5.39

MSCI Emerging Markets Equal Country Weighted Index	—	—	14.08%	11.34%	3.23%	1.60%
MSCI Frontier Markets Index	—	—	12.71	10.00	2.36	0.92
Blended Index	—	—	13.44	10.76	3.00	1.42
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.55%	1.30%
Net	1.40	1.15
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Fund Profile

Sector Allocation (% of net assets)[1,2]
Country Allocation (% of net assets)[1]

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
*	Amount is less than 0.05%.
[1]	Depiction does not reflect the Fund’s derivatives positions.
[2]	Excludes cash and cash equivalents.
3

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Equal Country Weighted Index is an unmanaged index of emerging markets common stock where each country within the index has the same weight. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Capital Opportunities Portfolio (the Portfolio) in which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,215.00	$7.71**	1.40%
Class I	$1,000.00	$1,216.90	$6.34**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.02**	1.40%
Class I	$1,000.00	$1,019.15	$5.77**	1.15%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost $714,863,600)	$ 844,392,096
Receivable for Fund shares sold	2,718,931
Receivable from affiliates	192,747
Total assets	$847,303,774
Liabilities
Payable for Fund shares redeemed	$ 1,173,632
Payable to affiliates:
Distribution and service fees	2,648
Trustees' fees	42
Accrued expenses	144,417
Total liabilities	$ 1,320,739
Net Assets	$845,983,035
Sources of Net Assets
Paid-in capital	$ 735,815,277
Distributable earnings	110,167,758
Net Assets	$845,983,035
Class A Shares
Net Assets	$ 12,938,873
Shares Outstanding	939,967
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.77
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.53
Class I Shares
Net Assets	$ 833,044,162
Shares Outstanding	60,051,890
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.87
On sales of $50,000 or more, the offering price of Class A shares is reduced.
6
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $840,820)	$ 8,770,956
Interest income allocated from Portfolio (net of foreign taxes withheld of $17)	1,243,829
Expenses allocated from Portfolio	(3,420,647)
Total investment income from Portfolio	$ 6,594,138
Expenses
Distribution and service fees:
Class A	$ 11,756
Trustees’ fees and expenses	250
Custodian fee	22,358
Transfer and dividend disbursing agent fees	249,128
Legal and accounting services	34,998
Printing and postage	31,902
Registration fees	56,722
Miscellaneous	7,474
Total expenses	$ 414,588
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 281,535
Total expense reductions	$ 281,535
Net expenses	$ 133,053
Net investment income	$ 6,461,085
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $66,597)	$ (3,721,579)
Written options	(2,267,360)
Futures contracts	(565,960)
Swap contracts	2,846,921
Foreign currency transactions	46,618
Forward foreign currency exchange contracts	1,172,721
Net realized loss	$ (2,488,639)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $1,231,985)	$ 96,445,854
Futures contracts	729,768
Swap contracts	2,994,334
Foreign currency	(16,794)
Forward foreign currency exchange contracts	673,366
Net change in unrealized appreciation (depreciation)	$100,826,528
Net realized and unrealized gain	$ 98,337,889
Net increase in net assets from operations	$104,798,974
7
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,461,085	$ 5,885,371
Net realized loss	(2,488,639)	(7,880,398)
Net change in unrealized appreciation (depreciation)	100,826,528	22,518,567
Net increase in net assets from operations	$104,798,974	$ 20,523,540
Distributions to shareholders:
Class A	$ (144,267)	$ (150,490)
Class I	(10,304,320)	(10,163,031)
Total distributions to shareholders	$ (10,448,587)	$ (10,313,521)
Transactions in shares of beneficial interest:
Class A	$ 5,231,151	$ 3,802,805
Class I	366,562,322	182,063,035
Net increase in net assets from Fund share transactions	$371,793,473	$185,865,840
Net increase in net assets	$466,143,860	$196,075,859
Net Assets
At beginning of period	$ 379,839,175	$ 183,763,316
At end of period	$845,983,035	$379,839,175
8
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 11.530	$ 10.510	$ 12.990	$ 9.610	$10.100	$ 9.700
Income (Loss) From Operations
Net investment income(1)	$ 0.126	$ 0.262	$ 0.221	$ 0.073	$ 0.040	$ 0.091
Net realized and unrealized gain (loss)	2.348	1.344	(2.387)	3.307	(0.349)	0.571
Total income (loss) from operations	$ 2.474	$ 1.606	$ (2.166)	$ 3.380	$ (0.309)	$ 0.662
Less Distributions
From net investment income	$ (0.234)	$ (0.586)	$ (0.096)	$ —	$ (0.181)	$ (0.262)
From net realized gain	—	—	(0.218)	—	—	—
Total distributions	$ (0.234)	$ (0.586)	$ (0.314)	$ —	$ (0.181)	$ (0.262)
Net asset value — End of period	$13.770	$11.530	$10.510	$12.990	$ 9.610	$10.100
Total Return(2)	21.50% (3)(4)	15.84% (4)	(17.13)% (4)	35.17%	(3.20)% (4)	7.05% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 12,939	$ 6,276	$ 2,340	$ 1,387	$ 1,572	$ 2,328
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.40% (4)(6)(7)	1.40% (4)(7)	1.56% (4)(7)	1.64%	1.65% (4)	1.66% (4)(8)
Net investment income	1.92% (6)	2.22%	1.90%	0.60%	0.43%	0.91%
Portfolio Turnover of the Portfolio	18% (3)	69%	67%	70%	44%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.09%, 0.15%, 0.09%, 0.08% and 0.07% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2024 and less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022).
(8)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
9
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 11.620	$ 10.580	$ 13.080	$ 9.660	$ 10.150	$ 9.740
Income (Loss) From Operations
Net investment income(1)	$ 0.138	$ 0.272	$ 0.252	$ 0.111	$ 0.067	$ 0.117
Net realized and unrealized gain (loss)	2.366	1.371	(2.398)	3.321	(0.348)	0.572
Total income (loss) from operations	$ 2.504	$ 1.643	$ (2.146)	$ 3.432	$ (0.281)	$ 0.689
Less Distributions
From net investment income	$ (0.254)	$ (0.603)	$ (0.136)	$ (0.012)	$ (0.209)	$ (0.279)
From net realized gain	—	—	(0.218)	—	—	—
Total distributions	$ (0.254)	$ (0.603)	$ (0.354)	$ (0.012)	$ (0.209)	$ (0.279)
Net asset value — End of period	$ 13.870	$ 11.620	$ 10.580	$ 13.080	$ 9.660	$ 10.150
Total Return(2)	21.69% (3)(4)	16.11% (4)	(16.91)% (4)	35.54%	(2.93)% (4)	7.31% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$833,044	$373,563	$181,423	$189,060	$143,908	$176,468
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.15% (4)(6)(7)	1.15% (4)(7)	1.31% (4)(7)	1.39%	1.40% (4)	1.41% (4)(8)
Net investment income	2.10% (6)	2.30%	2.12%	0.89%	0.71%	1.17%
Portfolio Turnover of the Portfolio	18% (3)	69%	67%	70%	44%	43%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.09%, 0.15%, 0.09%, 0.08% and 0.07% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2024 and less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022).
(8)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
10
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at April 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $15,528,009 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $15,528,009 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement,
EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, $281,535 of operating expenses were allocated to EVM for the six months ended April 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $5,190 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,192 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
12

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $11,756 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $382,896,588 and $19,845,182, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	463,075	$ 6,126,859	392,007	$ 4,637,046
Issued to shareholders electing to receive payments of distributions in Fund shares	9,048	116,723	7,187	75,324
Redemptions	(76,410)	(1,012,431)	(77,602)	(909,565)
Net increase	395,713	$ 5,231,151	321,592	$ 3,802,805
Class I
Sales	33,928,015	$ 447,150,486	18,978,983	$ 229,309,289
Issued to shareholders electing to receive payments of distributions in Fund shares	792,954	10,300,468	964,078	10,161,384
Redemptions	(6,812,531)	(90,888,632)	(4,947,577)	(57,407,638)
Net increase	27,908,438	$366,562,322	14,995,484	$182,063,035
13

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 93.5%
Security	Shares	Value
Argentina — 5.2%
Adecoagro SA	174,100	$ 1,888,985
Arcos Dorados Holdings, Inc., Class A	251,400	2,710,092
Banco BBVA Argentina SA ADR(1)	142,300	1,360,388
Banco Macro SA ADR(1)	118,700	6,428,792
Bioceres Crop Solutions Corp.(1)	50,100	591,180
Central Puerto SA ADR	234,400	2,416,664
Corp. America Airports SA(1)	70,100	1,187,494
Cresud SACIF y A ADR	74,250	708,345
Despegar.com Corp.(1)	117,600	1,433,544
Empresa Distribuidora Y Comercializadora Norte ADR(1)	44,000	750,200
Grupo Financiero Galicia SA ADR(1)	232,000	7,523,760
Grupo Supervielle SA ADR(1)	122,600	776,058
IRSA Inversiones y Representaciones SA ADR(1)	63,212	600,514
Loma Negra Cia Industrial Argentina SA ADR	107,300	766,122
Pampa Energia SA ADR(1)	77,200	3,425,364
Telecom Argentina SA ADR(1)	174,700	1,353,925
Transportadora de Gas del Sur SA, Class B ADR(1)	143,500	2,522,730
YPF SA ADR(1)	333,100	7,314,876
		$ 43,759,033
Bulgaria — 0.1%
Eurohold Bulgaria AD(1)	944,905	$ 676,619
		$ 676,619
China — 0.0%(2)
Ganfeng Lithium Group Co. Ltd., Class H(3)	2,800	$ 8,211
		$ 8,211
Cyprus — 1.7%
Bank of Cyprus Holdings PLC(4)	45,800	$ 177,874
Bank of Cyprus Holdings PLC(4)	3,619,793	14,453,725
		$ 14,631,599
Egypt — 0.5%
Abou Kir Fertilizers & Chemical Industries	200,100	$ 260,090
Commercial International Bank - Egypt (CIB)	2,473,361	3,716,952
Misr Fertilizers Production Co. SAE	335,100	293,835
		$ 4,270,877
Georgia — 5.4%
Bank of Georgia Group PLC	206,566	$ 13,831,462
Security	Shares	Value
Georgia (continued)
Georgia Capital PLC(1)	1,014,117	$ 17,230,009
TBC Bank Group PLC	333,622	14,393,813
		$ 45,455,284
Greece — 20.5%
Aegean Airlines SA(1)	118,953	$ 1,595,957
Alpha Services and Holdings SA(1)	7,675,878	12,961,622
Athens International Airport SA(1)	94,031	833,908
Athens Water Supply & Sewage Co. SA	106,068	646,809
Autohellas Tourist & Trading SA	49,238	672,749
Avax SA	281,000	442,885
Cenergy Holdings SA	408,618	3,449,525
Ellaktor SA(1)	333,572	931,504
Eurobank Ergasias Services and Holdings SA, Class A(1)	9,059,798	19,381,138
GEK TERNA SA	275,481	4,908,387
Hellenic Exchanges - Athens Stock Exchange SA	87,000	477,011
Hellenic Telecommunications Organization SA	681,277	10,349,721
Helleniq Energy Holdings SA	766,405	6,870,492
Holding Co. ADMIE IPTO SA	348,857	827,982
Ideal Holdings SA	85,500	569,546
JUMBO SA	418,095	13,012,204
LAMDA Development SA(1)	253,589	1,861,016
Motor Oil (Hellas) Corinth Refineries SA	241,214	6,998,585
Mytilineos SA	364,037	14,769,023
National Bank of Greece SA(1)	2,733,221	21,996,197
OPAP SA	447,300	7,441,548
Optima bank SA(1)	403,252	4,575,406
Piraeus Financial Holdings SA(1)	4,466,539	17,892,740
Public Power Corp. SA(1)	774,536	9,245,200
Sarantis SA	94,905	1,198,754
Terna Energy SA	191,539	3,723,590
Titan Cement International SA	142,647	4,515,249
Trade Estates Real Estate Investment SA(1)	456,600	837,323
		$172,986,071
India — 9.7%
Adani Energy Solutions Ltd.(1)	44,159	$ 564,027
Adani Green Energy Ltd.(1)	14,178	304,556
Affle India Ltd.(1)	117,452	1,573,488
Apollo Hospitals Enterprise Ltd.	6,219	443,115
Asian Paints Ltd.	17,811	612,470
Avenue Supermarts Ltd.(1)(3)	10,455	577,057
Axis Bank Ltd.	89,132	1,240,431
Bajaj Finance Ltd.	11,500	951,125
Bharti Airtel Ltd.	171,957	2,726,380
Brightcom Group Ltd.(1)	2,938,392	490,588

14
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Cipla Ltd.	24,973	$ 418,219
Divi's Laboratories Ltd.	6,252	299,255
Dr. Reddy's Laboratories Ltd.	2,326	172,497
Easy Trip Planners Ltd.	1,018,984	565,824
Eicher Motors Ltd.	1,090	60,245
FSN E-Commerce Ventures Ltd.(1)	1,462,357	3,087,202
GAIL (India) Ltd.	88,026	219,899
Grasim Industries Ltd.	13,486	388,578
Grasim Industries Ltd. (partly-paid shares)(1)	537	7,466
Happiest Minds Technologies Ltd.	162,472	1,582,352
Havells India Ltd.	9,907	197,429
HCL Technologies Ltd.	14,542	237,400
HDFC Bank Ltd.	110,900	2,007,848
Hindalco Industries Ltd.	80,564	619,215
Hindustan Unilever Ltd.	12,230	327,119
ICICI Bank Ltd.	200,982	2,768,959
IndiaMart InterMesh Ltd.(3)	65,121	2,065,755
Indian Railway Catering & Tourism Corp. Ltd.	386,186	4,802,545
Info Edge India Ltd.	67,933	4,906,066
Infosys Ltd.	169,415	2,862,907
Intellect Design Arena Ltd.	174,959	2,254,081
ITC Ltd.	43,445	226,377
Jindal Steel & Power Ltd.	13,591	150,837
Jio Financial Services Ltd.(1)	73,861	331,504
JSW Steel Ltd.	36,383	384,068
Jubilant Foodworks Ltd.	433,143	2,397,057
Kotak Mahindra Bank Ltd.	42,229	820,586
Larsen & Toubro Ltd.	42,276	1,816,084
LTIMindtree Ltd.(3)	3,328	186,904
Mahindra & Mahindra Ltd.	66,683	1,722,845
Maruti Suzuki India Ltd.	7,283	1,115,826
Mphasis Ltd.	3,178	88,044
Nazara Technologies Ltd.(1)	82,001	626,493
Nestle India Ltd.	5,403	162,353
NTPC Ltd.	66,589	289,232
Petronet LNG Ltd.	28,740	106,557
PI Industries Ltd.	2,863	124,645
Power Grid Corp. of India Ltd.	81,117	292,571
Reliance Industries Ltd.	323,311	11,341,858
Route Mobile Ltd.	62,087	1,130,843
SRF Ltd.	5,781	181,355
State Bank of India	21,636	212,362
Sun Pharmaceutical Industries Ltd.	15,899	284,963
Tanla Platforms Ltd.	160,048	1,753,538
Tata Consultancy Services Ltd.	5,859	267,636
Tata Consumer Products Ltd.	128,575	1,701,394
Security	Shares	Value
India (continued)
Tata Elxsi Ltd.	1,296	$ 109,384
Tata Motors Ltd.	63,438	765,078
Tata Steel Ltd.	424,533	835,564
Tech Mahindra Ltd.	14,567	219,259
Titan Co. Ltd.	21,289	914,917
Trent Ltd.	6,864	363,720
Tube Investments of India Ltd.	4,113	184,868
UltraTech Cement Ltd.	6,678	796,379
UPL Ltd.	18,027	109,244
Varun Beverages Ltd.	24,259	429,586
Wipro Ltd.	48,521	267,211
Zomato Ltd.(1)	4,204,319	9,723,355
		$ 81,768,595
Pakistan — 0.3%
Bank Al Habib Ltd.	138,826	$ 48,158
Bank Alfalah Ltd.	189,000	39,936
Engro Corp. Ltd.	143,780	190,843
Engro Fertilizers Ltd.	202,914	116,325
Fauji Fertilizer Co. Ltd.	255,510	133,718
Habib Bank Ltd.	410,555	172,061
Hub Power Co. Ltd.	1,036,225	495,007
Interloop Ltd.	473,300	121,129
Lucky Cement Ltd.	43,500	130,376
Mari Petroleum Co. Ltd.	6,653	65,223
MCB Bank Ltd.	172,005	129,370
Millat Tractors Ltd.	15,165	32,613
Oil & Gas Development Co. Ltd.	543,075	260,594
Pakistan Oilfields Ltd.	30,300	48,720
Pakistan Petroleum Ltd.	530,215	219,902
Pakistan State Oil Co. Ltd.	90,870	58,238
SUI Northern Gas Pipeline	152,745	36,940
Systems Ltd.	93,965	130,701
TRG Pakistan(1)	381,600	87,496
United Bank Ltd.	338,040	235,914
		$ 2,753,264
Philippines — 1.3%
Aboitiz Equity Ventures, Inc.	438,600	$ 319,452
Ayala Corp.	74,220	788,931
Ayala Land, Inc.	1,725,400	855,316
Bank of the Philippine Islands	326,800	721,187
BDO Unibank, Inc.	665,190	1,704,899
International Container Terminal Services, Inc.	259,200	1,482,470
JG Summit Holdings, Inc.	808,300	471,944
Jollibee Foods Corp.	135,720	551,846

15
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Manila Electric Co.	72,820	$ 465,173
Metropolitan Bank & Trust Co.	462,470	559,587
PLDT, Inc.	22,680	528,179
SM Investments Corp.	63,900	1,049,145
SM Prime Holdings, Inc.	2,947,500	1,424,248
Universal Robina Corp.	257,510	459,785
		$ 11,382,162
Poland — 10.4%
Alior Bank SA(1)	84,349	$ 2,148,814
Allegro.eu SA(1)(3)	604,288	5,037,409
AmRest Holdings SE(1)	95,608	619,499
Asseco Poland SA	72,938	1,433,450
Bank Millennium SA(1)	601,255	1,368,988
Bank Polska Kasa Opieki SA	230,217	9,531,051
Budimex SA	16,661	2,818,426
CCC SA(1)	47,994	1,112,496
CD Projekt SA	83,230	2,421,355
Cyfrowy Polsat SA(1)	304,841	751,258
Dino Polska SA(1)(3)	44,741	4,286,300
Enea SA(1)	311,811	650,505
Eurocash SA	107,405	361,088
Grupa Azoty SA(1)	70,443	380,483
Grupa Kety SA	13,067	2,707,673
Jastrzebska Spolka Weglowa SA(1)	65,755	495,030
KGHM Polska Miedz SA	179,150	6,159,112
KRUK SA	16,844	1,914,671
LPP SA	1,470	5,664,191
mBank SA(1)	14,771	2,480,622
Orange Polska SA	861,921	1,666,129
ORLEN SA	598,482	9,757,880
Pepco Group NV(1)(5)	212,744	1,003,037
PGE Polska Grupa Energetyczna SA(1)	1,081,331	1,611,718
Powszechna Kasa Oszczednosci Bank Polski SA	547,641	8,130,894
Powszechny Zaklad Ubezpieczen SA	756,368	9,519,562
Santander Bank Polska SA	8,288	1,135,729
Tauron Polska Energia SA(1)	1,276,987	916,516
Text SA	22,315	494,109
Warsaw Stock Exchange	29,402	325,631
XTB SA(3)	44,157	690,086
		$ 87,593,712
Saudi Arabia — 5.2%
Advanced Petrochemical Co.	48,600	$ 554,095
Al Hammadi Holding	35,300	522,008
Al Rajhi Bank	39,800	846,516
Security	Shares	Value
Saudi Arabia (continued)
Alamar Foods	28,300	$ 707,634
Al-Dawaa Medical Services Co.	26,200	667,312
Alinma Bank	24,500	217,328
Almarai Co. JSC	17,800	269,276
Arabian Contracting Services Co.	57,281	3,336,451
Arabian Internet & Communications Services Co.	7,100	656,601
Ataa Educational Co.	29,094	549,824
Bank AlBilad	12,250	116,441
Banque Saudi Fransi	11,800	115,143
Catrion Catering Holding Co.	30,900	1,039,731
Cenomi Centers	174,800	1,165,943
City Cement Co.	194,300	1,074,344
Dallah Healthcare Co.	11,603	506,459
Dr Sulaiman Al Habib Medical Services Group Co.	6,900	570,545
Etihad Etisalat Co.	149,200	2,065,249
Jarir Marketing Co.	121,000	436,149
Leejam Sports Co. JSC	23,388	1,305,529
Lumi Rental Co.(1)	36,800	863,912
Najran Cement Co.(1)	326,900	866,479
National Agriculture Development Co.(1)	150,219	1,401,318
National Co. for Learning & Education	17,800	715,155
National Medical Care Co.	24,400	1,195,555
Riyad Bank	28,500	210,143
SABIC Agri-Nutrients Co.	15,900	489,965
Sahara International Petrochemical Co.	144,300	1,318,869
Saudi Arabian Mining Co.(1)	57,900	780,508
Saudi Arabian Oil Co.(3)	170,110	1,363,042
Saudi Awwal Bank	20,600	223,549
Saudi Basic Industries Corp.	58,600	1,320,276
Saudi Electricity Co.	49,600	245,736
Saudi Industrial Investment Group	93,300	576,005
Saudi National Bank	59,100	591,618
Saudi Telecom Co.	198,200	1,988,794
Saudia Dairy & Foodstuff Co.	21,461	2,090,744
Savola Group	95,300	1,280,607
Theeb Rent A Car Co.	155,307	2,828,005
United Electronics Co.	135,831	3,584,355
United International Transportation Co.	139,643	3,107,856
		$ 43,765,069
Slovenia — 1.7%
Nova Ljubljanska Banka DD(3)	72,121	$ 7,971,505
Nova Ljubljanska Banka DD GDR(5)	277,752	5,969,075
		$ 13,940,580

16
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea — 8.2%
Celltrion, Inc.	12,921	$ 1,754,470
CosmoAM&T Co. Ltd.(1)	2,880	311,035
DB Insurance Co. Ltd.	9,279	650,874
Doosan Enerbility Co. Ltd.(1)	24,045	290,328
Ecopro BM Co. Ltd.(1)	3,137	533,242
Ecopro Co. Ltd.(1)	9,745	736,618
Hana Financial Group, Inc.	40,498	1,708,076
Hanwha Aerospace Co. Ltd.	1,870	284,046
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	7,801	736,543
HLB, Inc.(1)	12,548	1,002,586
HMM Co. Ltd.	47,574	543,158
Hyundai Mobis Co. Ltd.	7,046	1,152,721
Hyundai Motor Co.	13,753	2,473,833
Kakao Corp.	31,433	1,091,633
KB Financial Group, Inc.	49,614	2,690,909
Kia Corp.	29,488	2,498,299
Korea Electric Power Corp.	14,700	224,414
Korea Zinc Co. Ltd.	330	109,928
Korean Air Lines Co. Ltd.	34,730	523,734
Krafton, Inc.(1)	1,570	270,207
KT&G Corp.	5,015	323,145
L&F Co. Ltd.(1)	5,618	657,193
LG Chem Ltd.	4,916	1,412,604
LG Corp.	4,970	283,578
LG Electronics, Inc.	5,190	345,665
Meritz Financial Group, Inc.	5,200	297,323
NAVER Corp.	13,801	1,820,344
POSCO Future M Co. Ltd.	1,589	319,671
POSCO Holdings, Inc.	7,008	2,023,075
Samsung Biologics Co. Ltd.(1)(3)	1,263	709,878
Samsung C&T Corp.	8,399	905,692
Samsung E&A Co. Ltd.(1)	33,691	638,758
Samsung Electro-Mechanics Co. Ltd.	2,829	315,556
Samsung Electronics Co. Ltd.	488,175	27,136,007
Samsung Fire & Marine Insurance Co. Ltd.	1,523	340,886
Samsung Heavy Industries Co. Ltd.(1)	37,555	254,452
Samsung Life Insurance Co. Ltd.	4,244	267,427
Samsung SDS Co. Ltd.	2,175	249,863
Shinhan Financial Group Co. Ltd.	52,694	1,770,375
SK Hynix, Inc.	67,180	8,290,388
SK Innovation Co. Ltd.(1)	3,233	256,478
SK Square Co. Ltd.(1)	5,126	281,635
SK, Inc.	2,018	240,470
Woori Financial Group, Inc.	31,211	319,842
Yuhan Corp.	10,319	536,768
		$ 69,583,727
Security	Shares	Value
Taiwan — 5.7%
Accton Technology Corp.	14,000	$ 196,132
Alchip Technologies Ltd.	2,000	188,630
ASE Technology Holding Co. Ltd.	96,000	431,865
Asustek Computer, Inc.	21,000	275,368
Cathay Financial Holding Co. Ltd.	297,000	459,267
Chailease Holding Co. Ltd.	45,000	237,342
China Steel Corp.	353,000	268,923
Chunghwa Telecom Co. Ltd.	121,000	459,901
CTBC Financial Holding Co. Ltd.	567,000	591,788
Delta Electronics, Inc.	63,000	616,977
E.Sun Financial Holding Co. Ltd.	430,000	361,330
First Financial Holding Co. Ltd.	318,000	266,587
Formosa Chemicals & Fibre Corp.	95,000	161,466
Formosa Plastics Corp.	113,000	237,406
Fubon Financial Holding Co. Ltd.	249,000	526,764
Hon Hai Precision Industry Co. Ltd.	433,000	2,061,230
Largan Precision Co. Ltd.	3,000	199,974
Lite-On Technology Corp.	56,000	169,500
MediaTek, Inc.	53,000	1,598,012
Mega Financial Holding Co. Ltd.	365,000	447,275
Nan Ya Plastics Corp.	142,000	246,569
Novatek Microelectronics Corp.	17,000	321,219
Quanta Computer, Inc.	88,000	690,645
Realtek Semiconductor Corp.	14,000	220,852
Taiwan Cement Corp.	188,000	184,794
Taiwan Cooperative Financial Holding Co. Ltd.	299,000	240,285
Taiwan Semiconductor Manufacturing Co. Ltd.	1,460,000	34,957,881
Unimicron Technology Corp.	39,000	215,671
Uni-President Enterprises Corp.	147,000	344,804
United Microelectronics Corp.	363,000	557,721
Wistron Corp.	73,000	249,956
Yuanta Financial Holding Co. Ltd.	290,000	272,030
		$ 48,258,164
Turkey — 5.0%
Akbank TAS	2,334,409	$ 4,296,694
Aselsan Elektronik Sanayi Ve Ticaret AS	1,541,302	2,891,408
BIM Birlesik Magazalar AS	343,652	4,105,592
Eregli Demir ve Celik Fabrikalari TAS	1,084,078	1,438,723
Ford Otomotiv Sanayi AS	53,111	1,829,360
Haci Omer Sabanci Holding AS(1)	784,230	2,238,686
Hektas Ticaret TAS(1)	769,632	360,765
KOC Holding AS	589,372	4,113,284
Koza Altin Isletmeleri AS	642,699	461,652
Pegasus Hava Tasimaciligi AS(1)	35,398	1,126,932
Sasa Polyester Sanayi AS(1)	989,838	1,260,225

17
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Tofas Turk Otomobil Fabrikasi AS	118,495	$ 1,007,118
Turk Hava Yollari AO(1)	426,599	4,290,873
Turkcell Iletisim Hizmetleri AS	924,063	2,300,500
Turkiye Is Bankasi AS, Class C	6,725,719	2,845,658
Turkiye Petrol Rafinerileri AS	724,138	4,371,711
Turkiye Sise ve Cam Fabrikalari AS	439,174	682,152
Yapi ve Kredi Bankasi AS	2,568,907	2,572,437
		$ 42,193,770
United Arab Emirates — 7.1%
Abu Dhabi Commercial Bank PJSC	1,522,550	$ 3,457,230
Abu Dhabi Islamic Bank PJSC	683,259	2,077,300
Abu Dhabi National Oil Co. for Distribution PJSC	1,279,514	1,214,682
Agthia Group PJSC	2,115,079	3,288,448
Air Arabia PJSC	4,202,594	3,059,932
Al Ansari Financial Services PJSC	1,805,311	519,547
Al Waha Capital PJSC	6,168,401	2,513,594
Aldar Properties PJSC	3,502,652	5,205,348
Amanat Holdings PJSC(1)	10,123,250	2,867,617
Americana Restaurants International PLC(1)(4)	684,268	619,542
Americana Restaurants International PLC(1)(4)	494,400	450,363
Deyaar Development PJSC	16,085,701	3,284,415
Dubai Electricity & Water Authority PJSC	1,686,287	1,078,273
Dubai Islamic Bank PJSC	1,323,277	2,003,512
Emaar Properties PJSC(1)	3,802,469	8,502,684
Emirates NBD Bank PJSC	557,760	2,582,790
Emirates Telecommunications Group Co. PJSC	1,370,667	6,357,484
First Abu Dhabi Bank PJSC	1,808,399	6,148,158
Multiply Group PJSC(1)	1,377,700	861,927
National Central Cooling Co. PJSC	689,840	571,017
Q Holding PJSC(1)	227,300	182,225
Ras Al Khaimah Ceramics	3,875,806	2,911,198
Taaleem Holdings PJSC	29,300	29,830
		$ 59,787,116
Vietnam — 5.5%
Airports Corp. of Vietnam JSC(1)	133,300	$ 438,636
Asia Commercial Bank JSC	1,085,000	1,228,009
Century Land JSC(1)	520,000	165,184
Dat Xanh Real Estate Services JSC(1)	592,200	163,857
Digiworld Corp.	1,064,800	2,460,292
Dong Hai JSC of Bentre	208,600	312,602
Duc Giang Chemicals JSC	712,600	3,325,875
FPT Corp.	2,020,570	10,504,301
FPT Digital Retail JSC	663,860	4,204,665
Gemadept Corp.	745,200	2,466,425
Security	Shares	Value
Vietnam (continued)
Khang Dien House Trading & Investment JSC(1)	138,900	$ 191,078
Kinh Bac City Development Holding Corp.(1)	138,400	157,451
Military Commercial Joint Stock Bank	1,280,000	1,198,072
Mobile World Investment Corp.	3,033,000	6,542,172
Novaland Investment Group Corp.(1)	7,524	4,503
PetroVietnam Drilling & Well Services JSC(1)	211,700	247,341
PetroVietnam Technical Services Corp.	156,100	244,646
Phat Dat Real Estate Development Corp.(1)	3,271	3,389
Phu Nhuan Jewelry JSC	1,282,566	4,944,010
Refrigeration Electrical Engineering Corp.	652,803	1,695,048
Saigon Thuong Tin Commercial JSB(1)	932,100	1,033,612
Sao Ta Foods JSC	402,800	769,706
Vietnam Dairy Products JSC	128,800	329,869
Vietnam Engine & Agricultural Machinery Corp.	241,100	338,653
Vietnam Joint Stock Commercial Bank for Industry & Trade(1)	881,700	1,137,195
Vietnam Technological & Commercial Joint Stock Bank(1)	807,400	1,524,833
Viettel Construction Joint Stock Corp.	96,000	468,036
VNDirect Securities Corp.(1)	792,700	641,563
		$ 46,741,023
Total Common Stocks (identified cost $663,322,536)		$789,554,876

Loan Participation Notes — 1.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.3%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(5)(6)(7)	UZS	48,512,190	$ 4,132,768
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(5)(6)(7)	UZS	81,043,560	6,649,833
Total Loan Participation Notes (identified cost $10,873,070)			$ 10,782,601

Preferred Stocks — 0.7%
Security	Shares	Value
South Korea — 0.7%
Hyundai Motor Co.	9,472	$ 1,082,344

18
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
LG Chem Ltd.	3,399	$ 652,341
Samsung Electronics Co. Ltd.	89,398	4,174,091
Total Preferred Stocks (identified cost $5,630,460)		$ 5,908,776

Sovereign Government Bonds — 0.0%(2)
Security	Principal Amount (000's omitted)		Value
Greece — 0.0%(2)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	149,000	$ 445,235
Total Sovereign Government Bonds (identified cost $536,975)			$ 445,235

Short-Term Investments — 3.8%
Affiliated Fund — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(8)	30,630,473	$ 30,630,473
Total Affiliated Fund (identified cost $30,630,473)		$ 30,630,473

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24	$506	$ 505,407
0.00%, 6/13/24	500	496,859
0.00%, 6/20/24	500	496,340
Total U.S. Treasury Obligations (identified cost $1,498,665)		$ 1,498,606
Total Short-Term Investments (identified cost $32,129,138)		$ 32,129,079
Value
Total Purchased Options — 0.1% (identified cost $385,560)	$ 375,713
Total Investments — 99.4% (identified cost $712,877,739)	$839,196,280
Other Assets, Less Liabilities — 0.6%	$ 5,197,517
Net Assets — 100.0%	$844,393,797
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $22,896,147 or 2.7% of the Portfolio's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $17,754,713 or 2.1% of the Portfolio's net assets.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(7)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

19
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	33.9%	$286,422,347
Information Technology	13.1	110,637,132
Consumer Discretionary	11.4	95,973,931
Industrials	10.0	84,646,324
Energy	6.2	52,048,873
Communication Services	5.6	47,084,145
Materials	4.8	40,395,557
Utilities	3.4	29,001,393
Consumer Staples	3.2	27,197,964
Real Estate	2.9	24,422,269
Health Care	1.0	8,416,318
Government	0.0 (1)	445,235
Short-Term Investments	3.8	32,129,079
Total	99.3%	$838,820,567
(1)	Amount is less than 0.05%.
Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	$183,308
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	98,143
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	94,262
Total							$375,713
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,296,988	USD	1,417,525	6/20/24	$ (30,623)
EUR	19,062,883	USD	20,834,504	6/20/24	(450,084)
INR	1,951,000,000	USD	23,478,515	6/20/24	(149,240)
KRW	33,500,000,000	USD	25,657,718	6/20/24	(1,430,494)
USD	102,399,162	EUR	93,691,851	6/20/24	2,212,109
USD	52,741,595	EUR	48,600,000	6/20/24	772,392
USD	24,620,468	EUR	22,687,117	6/20/24	360,563
USD	20,687,384	EUR	19,062,883	6/20/24	302,964
USD	4,533,587	EUR	4,148,082	6/20/24	97,938
USD	3,911,564	EUR	3,578,952	6/20/24	84,501
USD	2,310,181	EUR	2,113,739	6/20/24	49,906
USD	2,306,489	EUR	2,110,361	6/20/24	49,827
20
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,694,050	EUR	1,550,000	6/20/24	$ 36,596
					$ 1,906,355
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	157,500	Positive Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	6/13/24	$ 767,022
						$767,022
Abbreviations:
ADR	– American Depositary Receipt
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
Currency Abbreviations:
EUR	– Euro
INR	– Indian Rupee
KRW	– South Korean Won
USD	– United States Dollar
UZS	– Uzbekistani Som
21
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $682,247,266)	$ 808,565,807
Affiliated investments, at value (identified cost $30,630,473)	30,630,473
Cash	194,390
Deposits for derivatives collateral:
Centrally cleared derivatives	12,585,778
OTC derivatives	2,634,453
Foreign currency, at value (identified cost $7,054,841)	7,036,349
Interest and dividends receivable	3,272,014
Dividends receivable from affiliated investments	99,489
Receivable for investments sold	12,066,493
Receivable for variation margin on open centrally cleared derivatives	715,317
Receivable for open swap contracts	767,022
Tax reclaims receivable	244,496
Trustees' deferred compensation plan	14,573
Total assets	$878,826,654
Liabilities
Cash collateral due to brokers	$ 390,000
Payable for investments purchased	31,613,488
Payable to affiliates:
Investment adviser fee	636,814
Trustees' fees	2,962
Trustees' deferred compensation plan	14,573
Accrued foreign capital gains taxes	1,282,888
Accrued expenses	492,132
Total liabilities	$ 34,432,857
Net Assets applicable to investors' interest in Portfolio	$844,393,797
22
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $840,822)	$ 8,160,865
Dividend income from affiliated investments	610,111
Interest income (net of foreign taxes withheld of $17)	1,243,833
Total investment income	$ 10,014,809
Expenses
Investment adviser fee	$ 3,031,455
Trustees’ fees and expenses	18,987
Custodian fee	315,698
Legal and accounting services	63,358
Miscellaneous	8,730
Total expenses	$ 3,438,228
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 17,573
Total expense reductions	$ 17,573
Net expenses	$ 3,420,655
Net investment income	$ 6,594,154
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $66,597)	$ (3,721,586)
Written options	(2,267,365)
Futures contracts	(565,961)
Swap contracts	2,846,927
Foreign currency transactions	46,618
Forward foreign currency exchange contracts	1,172,724
Net realized loss	$ (2,488,643)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $1,231,990)	$ 96,446,122
Futures contracts	729,771
Swap contracts	2,994,357
Foreign currency	(16,794)
Forward foreign currency exchange contracts	673,366
Net change in unrealized appreciation (depreciation)	$100,826,822
Net realized and unrealized gain	$ 98,338,179
Net increase in net assets from operations	$104,932,333
23
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,594,154	$ 5,896,052
Net realized loss	(2,488,643)	(7,880,442)
Net change in unrealized appreciation (depreciation)	100,826,822	22,518,767
Net increase in net assets from operations	$104,932,333	$ 20,534,377
Capital transactions:
Contributions	$ 382,896,588	$ 190,449,338
Withdrawals	(19,845,182)	(18,206,673)
Net increase in net assets from capital transactions	$363,051,406	$172,242,665
Net increase in net assets	$467,983,739	$192,777,042
Net Assets
At beginning of period	$ 376,410,058	$ 183,633,016
At end of period	$844,393,797	$376,410,058
24
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses	1.11% (1)(2)	1.15% (2)(3)	1.26% (2)	1.24%	1.28%	1.29% (4)
Net investment income	2.14% (1)	2.30%	2.17%	1.04%	0.84%	1.29%
Portfolio Turnover	18% (5)	69%	67%	70%	44%	43%
Total Return	21.73% (5)	16.11% (3)	(16.87)%	35.70%	(2.84)%	7.44%
Net assets, end of period (000’s omitted)	$844,394	$376,410	$183,633	$190,503	$145,694	$179,334
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2024 and less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022).
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2023). Absent this reimbursement, total return would be lower.
(4)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
(5)	Not annualized.
25
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
26

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
27

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $3,031,455 or 0.98% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $17,573 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
28

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $488,250,611 and $103,291,982, respectively, for the six months ended April 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 719,671,364
Gross unrealized appreciation	$ 136,788,942
Gross unrealized depreciation	(14,590,649)
Net unrealized appreciation	$ 122,198,293
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the six months ended April 30, 2024, the Portfolio entered into equity index futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for
29

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$ —	$ 375,713	$ 375,713
Not applicable	—	3,966,796*	3,966,796
Receivable for open swap contracts	767,022	—	767,022
Total Asset Derivatives	$767,022	$ 4,342,509	$ 5,109,531
Derivatives not subject to master netting or similar agreements	$ —	$ 3,966,796	$ 3,966,796
Total Asset Derivatives subject to master netting or similar agreements	$767,022	$ 375,713	$ 1,142,735
Not applicable	—	(2,060,441)*	(2,060,441)
Derivatives not subject to master netting or similar agreements	$ —	$(2,060,441)	$(2,060,441)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ —	$ —
*	Only the current day’s variation margin on open centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared derivatives.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Citibank, N.A.	$ 767,022	$ —	$ —	$ —	$ 767,022	$ —
JPMorgan Chase Bank, N.A.	375,713	—	—	(375,713)	—	390,000
	$1,142,735	$ —	$ —	$(375,713)	$767,022	$390,000
(a)	In some instances, the total collateral received may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
30

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Investment transactions	$ 3,159,415(1)	$ —	$ 3,159,415
Written options	(2,267,365)	—	(2,267,365)
Futures contracts	(565,961)	—	(565,961)
Swap contracts	2,846,927	—	2,846,927
Forward foreign currency exchange contracts	—	1,172,724	1,172,724
Total	$ 3,173,016	$1,172,724	$ 4,345,740
Change in unrealized appreciation (depreciation):
Investments	$ —	$ (9,847)(1)	$ (9,847)
Futures contracts	729,771	—	729,771
Swap contracts	2,994,357	—	2,994,357
Forward foreign currency exchange contracts	—	673,366	673,366
Total	$ 3,724,128	$ 663,519	$ 4,387,647
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$34,554,000	$237,842,000	$38,802,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased and written equity index options contracts outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was 709 and 709 contracts, respectively. The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $26,457,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
31

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $30,630,473, which represents 3.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$28,891,215	$359,452,993	$(357,713,735)	$ —	$ —	$30,630,473	$610,111	30,630,473
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 1,147,243	$ 259,347,903	$ —	$ 260,495,146
Emerging Europe	833,908	376,643,727	—	377,477,635
Latin America	43,759,033	—	—	43,759,033
Middle East/Africa	—	107,823,062	—	107,823,062
Total Common Stocks	$ 45,740,184	$ 743,814,692*	$ —	$ 789,554,876
Loan Participation Notes	$ —	$ —	$ 10,782,601	$ 10,782,601
Preferred Stocks	—	5,908,776	—	5,908,776
Sovereign Government Bonds	—	445,235	—	445,235
Short-Term Investments:
Affiliated Fund	30,630,473	—	—	30,630,473
U.S. Treasury Obligations	—	1,498,606	—	1,498,606
Purchased Currency Options	—	375,713	—	375,713
Total Investments	$ 76,370,657	$ 752,043,022	$ 10,782,601	$ 839,196,280
Forward Foreign Currency Exchange Contracts	$ —	$ 3,966,796	$ —	$ 3,966,796
Swap Contracts	—	767,022	—	767,022
Total	$ 76,370,657	$ 756,776,840	$ 10,782,601	$ 843,930,098
32

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (2,060,441)	$ —	$ (2,060,441)
Total	$ —	$ (2,060,441)	$ —	$ (2,060,441)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2023	$10,052,327
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	637,264
Cost of purchases	—
Proceeds from sales, including return of capital	—
Accrued discount (premium)	93,010
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of April 30, 2024	$10,782,601
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$ 637,264
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$10,782,601	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.81% based on relative principal amounts.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
33

Global Macro Capital Opportunities Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.
34

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
35

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
36

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
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Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
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Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
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Investment Adviser of Global Macro Capital Opportunities Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Emerging and Frontier Countries Equity Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024